Due to size constraints, this filing is being made in two related submissions.  This submission is the second of the two related submissions.  The accession number of the previous related submission is as follows:  0000898745-13-000573

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 6/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 6/20/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 6/20/2013

CLASS A, B, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2013

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY		HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle		Within the Principal Financial Group
personal information.		We may share personal information about you or about former
This Notice applies to:		customers, plan participants or beneficiaries within the
x people who own or apply for our products or services		Principal Financial Group for several reasons, including:
for personal use.		x to assist us in providing service;
x employee benefit plan participants and beneficiaries.		x to help design and improve products; or
Please note that in this Notice, “you” refers to only these		x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.		With Others

WE PROTECT INFORMATION WE COLLECT ABOUT		In the course of doing business we may share data with others.
YOU		This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal		information may be shared with others for the following
information. These standards include limiting access to		reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION		x to prevent fraud,
We collect data about you as we do business with you.		x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:		other regulators, or
x Information we obtain when you apply or enroll for		x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial		We also may share personal information:
status; and, when applicable, health history.		x with others that service your accounts, or that perform
x Information we obtain from others. This may include		services on our behalf;
claim reports, medical records, when applicable, credit		x with others with whom we may have joint marketing
reports, property values and similar data.		agreements. These include financial services companies
x Information we obtain through our transactions		(such as other insurance companies, banks or mutual
and experience with you. This includes your claims		fund companies); and
history, payment and investment records, and account		x with other companies with your consent, at your request
values	and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-11                                                                                               01/2013                                                                               Page 1 of 2                                    F445PS-13

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

x when needed to service your policies, accounts, claims or contracts;

x when laws protecting your privacy permit it; or

x when you consent.

ACCURACY OF INFORMATION

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times.  We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws.  If a state's privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

We strive for accurate records. Please tell us if you

receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL

GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the

Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

1-800-986-3343

MM 2458-11                                                                                                           01/2013                                                      Page 2 of 2                                                  F456PS-13

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-10                            01/2013                                                                                                                              Page 1 of 2                                                                                             F445CA-10

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-10

01/2013

F456CA-10

Letter from the President	1
Financial Statements	3
Notes to Financial Statements	42
Schedules of Investments	69
Financial Highlights (Includes performance information)	202
Shareholder Expense Example	234
Supplemental Information	237

GLOBAL INVESTMENT MANAGEMENT - ASSET ALLOCATION EXPERTISE - RETIREMENT LEADERSHIP

Dear Shareholder,

Both U.S. and international equity markets have delivered positive results thus far in 2013, returning 12.9% and 6.9% (respectively) as of April 30th.1 In the U.S., markets were up significantly despite dramatic federal budget cuts that took effect March 1, aided in large part by improving housing and jobs data that have helped boost consumer confidence. For international markets, mildly improved economic sentiment in the European Union aided returns, though that region’s recession continued. Overall, very accommodative monetary policy pursued by central banks in developed markets has been particularly instrumental in easing investor concerns and facilitating growth. In the most recent example of these efforts, the Bank of Japan took steps to bring Japan’s two-decade period of deflation to an end by initiating an extensive asset purchase program.

2013’s upward trend thus far in both U.S. and international markets contrasts markedly with the end of 2012, when international and U.S. markets were headed in opposite directions from one another. During 2012’s fourth quarter, international markets rallied on optimism that new plans announced by the European Central Bank would help Europe’s troubled nations. The U.S. market, however, barely mustered a positive return as the country became mired in political drama — events surrounding the presidential election, followed by the protracted fiscal policy debate — which brought uncertainty to the market.2 Because markets tend to fluctuate, we believe the most prudent approach for investing your portfolio is to select an allocation that is broadly diversified both across and within asset classes.3 We encourage you to work with your financial professional in choosing investments and monitoring your portfolio’s performance as you work toward realizing your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future — whether you are investing for goals that are years down the road, or closer at hand. You can select a mix of our individual funds, or you can choose one of our asset allocation funds (which are already broadly diversified).

We have a long history of commitment to asset allocation investing. In fact, our expertise in this area recently was recognized by Lipper, which awarded Principal Funds a 2013 Lipper Award as the “Best Mixed-Asset Fund Manager over the 3-year period” out of 40 firms in the Large Company category.4 This award was based on the collective consistent performance of 15 of our asset allocation funds: 11 Principal LifeTime Funds, three Strategic Asset Management (SAM) Funds, and the Global Diversified Income Fund.5 If you are nearing or in retirement, we provide mutual funds structured with the goal of helping to support your retirement income needs over time. These funds focus on complementing traditional portfolios by combating three key retirement risks: longevity (the risk of outliving your savings), inflation and market volatility. For more information, ask your financial professional about our Principal Portfolio Construction StrategiesSM.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett, President and CEO
Principal Funds

About Principal LifeTime

The Principal LifeTime Funds, which are target-date funds, invest in underlying Principal Funds. Each Principal LifeTime Fund is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each Principal LifeTime Fund approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each Principal LifeTime Fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Principal LifeTime Funds assume the value of the investor's account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of the Principal LifeTime Funds are guaranteed at any time, including the target date. Investment risk remains at all times.

Past performance is no guarantee of future results

1 Broad U.S. equity market: Russell 3000 Index; international equities: MSCI World (ex-USA) Index

2 Content source for portions of this commentary: "On the Other Hand: Economic Insights," 4th quarter 2012 & May 2013 editions, by Bob Baur, Robin Anderson and the Economic Committee, Principal Global Investors

3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

4 Principal Management Corp. was ranked #1 out of 40 eligible companies in Lipper’s Mixed-Asset category for the three-year period ended 11/30/12. The lowest average decile rank of the three years’ Consistent Return (effective return) measure of the eligible funds per asset class and group determine the asset class group award winner over the three-year period. Asset class group awards are given for the three-year period only. The funds did not win the awards for other time periods. The individual funds that made up the category may not have ranked number one in their categories. Lipper’s large company universe is comprised of fund families with more than $43.5 billion in assets under management. Individual fund classification awards extend over 3, 5 and 10 years. The highest Lipper Leader for Consistent Return value within each eligible classification determines the fund classification winner over 3, 5 and 10 years.

5 Lipper rankings were based on Institutional class shares. Institutional class shares are available only to eligible investors such plan participants. See the prospectus for eligibility requirements. Principal LifeTime Funds1: 2010 Fund — 3 yrs: 1/124 funds; 5 yrs: 40/106 funds; 10 yrs: N/A. 2015 Fund — 3 yrs: 1/109 funds; 5 yrs: N/A; 10 yrs: N/A; 2020 Fund — 3 yrs: 3/164; 5 yrs: 25/120 funds; 10 yrs: 2/18 funds. 2025 Fund — 3 yrs: 4/93 funds; 5 yrs: N/A; 10 yrs: N/A. 2030 Fund — 3 yrs: 7/161 funds; 5 yrs: 16/117 funds; 10 yrs: 2/13 funds. 2035 Fund — 3 yrs: 5/93 funds; 5 yrs: N/A; 10 yrs: N/A. 2040 Fund — 3 yrs: 11/158 funds; 5 yrs: 28/111 funds; 10 yrs: 2/13 funds. 2045 Fund — 3 yrs: 5/90 funds; 5 yrs: N/A; 10 yrs: N/A. 2050 Fund — 3 yrs: 5/142 funds; 5 yrs: 17/77 funds; 10 yrs: N/A. 2055 Fund — 3 yrs: 12/142 funds; 5 yrs: N/A; 10 yrs: N/A. Global Diversified Income Fund — 3 yrs: 2/197 funds; 5 yrs: N/A funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Balanced Portfolio — 3 yrs: 101/523 funds; 5 yrs: 52/476 funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Conservative Balanced Portfolio — 3 yrs: 116/420 funds; 5 yrs: 53/383 funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Flexible Income Portfolio — 3 yrs: 63/290 funds; 5 yrs: 28/267 funds; 10 yrs: N/A

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Bond & Mortgage		California		Diversified
Amounts in thousands, except per share amounts	Securities Fund		Municipal Fund		International Fund
Investment in securities--at cost	$2,589,412		$223,061		$3,717,529
Foreign currency--at cost	$504		$ –		$7,472
Assets
Investment in securities--at value	$2,656,816		$241,163		$4,430,302
Foreign currency--at value	511		–		7,504
Cash	31,972		1,008		3,280
Receivables:
Dividends and interest	15,096		2,938		23,496
Expense reimbursement from Manager	15		2		6
Expense reimbursement from Distributor	32		–		32
Foreign currency contracts	23		–		–
Fund shares sold	5,390		927		2,751
Investment securities sold	26,480		–		41,378
Swap premiums paid	763		–		–
Unrealized gain on OTC swap agreements	297		–		–
Other assets	7		–		5
Prepaid directors' expenses	–		–		6
Prepaid expenses	–		15		–
Total Assets	2,737,402		246,053		4,508,760
Liabilities
Accrued management and investment advisory fees	1,013		86		2,967
Accrued administrative service fees	8		–		9
Accrued distribution fees	123		56		157
Accrued service fees	31		–		42
Accrued transfer agent fees	143		17		286
Accrued directors' expenses	–		2		–
Accrued other expenses	25		–		122
Payables:
Dividends payable	4,674		798		–
Foreign currency contracts	63		–		–
Fund shares redeemed	3,936		427		3,783
Interest expense and fees payable	–		20		–
Investment securities purchased	284,360		–		22,284
Unrealized loss on OTC swap agreements	517		–		–
Floating rate notes issued	–		11,576		–
Total Liabilities	294,893		12,982		29,650
Net Assets Applicable to Outstanding Shares	$2,442,509		$233,071		$4,479,110
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,502,855		$255,436		$4,476,556
Accumulated undistributed (overdistributed) net investment income (loss)	2,054		763		17,627
Accumulated undistributed (overdistributed) net realized gain (loss)	(129,552)		(41,230)		(727,879)
Net unrealized appreciation (depreciation) of investments	67,184		18,102		712,773
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(32)		–		33
Total Net Assets	$2,442,509		$233,071		$4,479,110
Capital Stock (par value: $.01 a share):
Shares authorized	1,060,000		400,000		1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$122,480		$220,602		$255,938
Shares Issued and Outstanding	10,985		20,923		23,010
Net Asset Value per share	$11.15		$10.54		$11.12
Maximum Offering Price	$11.58		$10.95		$11.77
Class B: Net Assets	$2,505		$1,256		$5,980
Shares Issued and Outstanding	224		119		535
Net Asset Value per share	$11.18	(a)	$10.54	(a)	$11.18	(a)
Class C: Net Assets	$8,720		$11,213		$11,014
Shares Issued and Outstanding	782		1,062		989
Net Asset Value per share	$11.15	(a)	$10.56	(a)	$11.14	(a)
Class J: Net Assets	$193,000		N/A		$198,670
Shares Issued and Outstanding	17,208				18,060
Net Asset Value per share	$11.22	(a)			$11.00	(a)
Class P: Net Assets	N/A		N/A		$1,288
Shares Issued and Outstanding					117
Net Asset Value per share					$11.06
Institutional: Net Assets	$1,966,192		N/A		$3,797,314
Shares Issued and Outstanding	176,435				342,863
Net Asset Value per share	$11.14				$11.08
R-1: Net Assets	$7,954		N/A		$7,851
Shares Issued and Outstanding	714				710
Net Asset Value per share	$11.14				$11.06
R-2: Net Assets	$17,441		N/A		$12,888
Shares Issued and Outstanding	1,579				1,170
Net Asset Value per share	$11.05				$11.02
R-3: Net Assets	$35,049		N/A		$58,000
Shares Issued and Outstanding	3,161				5,244
Net Asset Value per share	$11.09				$11.06
R-4: Net Assets	$36,543		N/A		$49,748
Shares Issued and Outstanding	3,240				4,435
Net Asset Value per share	$11.28				$11.22
R-5: Net Assets	$52,625		N/A		$80,419
Shares Issued and Outstanding	4,743				7,186
Net Asset Value per share	$11.10				$11.19

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Equity		Global Diversified	Global Real Estate
Amounts in thousands, except per share amounts	Income Fund		Income Fund	Securities Fund
Investment in securities--at cost	$3,625,331		$7,189,196	$1,105,761
Foreign currency--at cost	$–		$1,942	$577
Assets
Investment in securities--at value	$4,968,936		$7,724,490	$1,346,654
Foreign currency--at value	–		2,242	584
Cash	22,206		327,037	22,618
Deposits with counterparty	–		2,144	–
Receivables:
Dividends and interest	6,026		87,897	4,752
Foreign currency contracts	–		738	–
Fund shares sold	3,535		92,097	3,828
Investment securities sold	–		21,936	162
Other assets	2		4	–
Prepaid directors' expenses	–		7	3
Prepaid expenses	–		608	70
Total Assets	5,000,705		8,259,200	1,378,671
Liabilities
Accrued management and investment advisory fees	2,036		4,560	972
Accrued administrative service fees	8		–	–
Accrued distribution fees	343		2,368	21
Accrued service fees	50		–	–
Accrued transfer agent fees	332		291	28
Accrued directors' expenses	2		–	–
Accrued other expenses	56		–	–
Payables:
Dividends payable	–		26,392	–
Foreign currency contracts	–		1,498	–
Fund shares redeemed	2,832		12,799	1,875
Investment securities purchased	6,192		214,838	3,166
Options and swaptions contracts written (premiums received $0, $22,866 and $0)	–		37,221	–
Total Liabilities	11,851		299,967	6,062
Net Assets Applicable to Outstanding Shares	$4,988,854		$7,959,233	$1,372,609
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,222,767		$7,406,815	$1,119,313
Accumulated undistributed (overdistributed) net investment income (loss)	16,625		(1,955)	(36,327)
Accumulated undistributed (overdistributed) net realized gain (loss)	(594,143)		33,957	48,717
Net unrealized appreciation (depreciation) of investments	1,343,605		521,151	240,893
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(735)	13
Total Net Assets	$4,988,854		$7,959,233	$1,372,609
Capital Stock (par value: $.01 a share):
Shares authorized	1,700,000		1,850,000	700,000
Net Asset Value Per Share:
Class A: Net Assets	$837,583		$2,994,786	$58,110
Shares Issued and Outstanding	38,091		205,146	6,648
Net Asset Value per share	$21.99		$14.60	$8.74
Maximum Offering Price	$23.27		$15.17	$9.25
Class B: Net Assets	$62,108		N/A	N/A
Shares Issued and Outstanding	2,849
Net Asset Value per share	$21.80	(a)
Class C: Net Assets	$129,982		$2,241,957	$13,995
Shares Issued and Outstanding	6,037		154,278	1,637
Net Asset Value per share	$21.53	(a)	$14.53 (a)	$8.55	(a)
Class P: Net Assets	$66,934		$1,837,324	$24,789
Shares Issued and Outstanding	3,043		126,378	2,682
Net Asset Value per share	$22.00		$14.54	$9.24
Institutional: Net Assets	$3,639,009		$885,166	$1,275,715
Shares Issued and Outstanding	165,312		60,833	137,950
Net Asset Value per share	$22.01		$14.55	$9.25
R-1: Net Assets	$3,061		N/A	N/A
Shares Issued and Outstanding	140
Net Asset Value per share	$21.91
R-2: Net Assets	$8,923		N/A	N/A
Shares Issued and Outstanding	406
Net Asset Value per share	$21.98
R-3: Net Assets	$62,275		N/A	N/A
Shares Issued and Outstanding	2,840
Net Asset Value per share	$21.93
R-4: Net Assets	$46,963		N/A	N/A
Shares Issued and Outstanding	2,139
Net Asset Value per share	$21.96
R-5: Net Assets	$132,016		N/A	N/A
Shares Issued and Outstanding	6,003
Net Asset Value per share	$21.99

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Government &
	High Quality
Amounts in thousands, except per share amounts	Bond Fund		High Yield Fund		High Yield Fund I
Investment in securities--at cost	$1,906,438		$3,745,944		$1,356,359
Foreign currency--at cost	$–		$13,047		$–
Assets
Investment in securities--at value	$1,969,471		$3,924,594		$1,435,003
Foreign currency--at value	–		13,206		–
Cash	5,826		40,445		17,328
Deposits with counterparty	–		1,230		–
Receivables:
Dividends and interest	7,573		65,758		23,434
Expense reimbursement from Manager	9		–		5
Expense reimbursement from Distributor	69		–		–
Fund shares sold	5,975		29,992		8,732
Investment securities sold	3,849		44,547		10,234
Other assets	19		–		–
Total Assets	1,992,791		4,119,772		1,494,736
Liabilities
Accrued management and investment advisory fees	808		1,660		743
Accrued administrative service fees	3		–		–
Accrued distribution fees	277		905		–
Accrued service fees	13		–		–
Accrued transfer agent fees	189		964		8
Accrued directors' expenses	2		13		–
Accrued other expenses	6		44		34
Payables:
Dividends payable	4,743		21,015		6,708
Fund shares redeemed	2,062		10,636		1,974
Investment securities purchased	15,900		65,745		15,031
Swap premiums received	–		958		–
Unrealized loss on OTC swap agreements	–		578		–
Total Liabilities	24,003		102,518		24,498
Net Assets Applicable to Outstanding Shares	$1,968,788		$4,017,254		$1,470,238
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,975,486		$3,794,065		$1,379,695
Accumulated undistributed (overdistributed) net investment income (loss)	(9,620)		(9,715)		(117)
Accumulated undistributed (overdistributed) net realized gain (loss)	(60,111)		54,633		12,016
Net unrealized appreciation (depreciation) of investments	63,033		178,072		78,644
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		199		–
Total Net Assets	$1,968,788		$4,017,254		$1,470,238
Capital Stock (par value: $.01 a share):
Shares authorized	1,175,000		1,600,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$503,935		$1,866,138		$113
Shares Issued and Outstanding	44,504		231,353		10
Net Asset Value per share	$11.32		$8.07		$10.94
Maximum Offering Price	$11.58		$8.38		$11.37
Class B: Net Assets	$8,658		$38,647		N/A
Shares Issued and Outstanding	765		4,764
Net Asset Value per share	$11.31	(a)	$8.11	(a)
Class C: Net Assets	$117,665		$603,499		N/A
Shares Issued and Outstanding	10,402		74,210
Net Asset Value per share	$11.31	(a)	$8.13	(a)
Class J: Net Assets	$166,212		N/A		N/A
Shares Issued and Outstanding	14,661
Net Asset Value per share	$11.34	(a)
Class P: Net Assets	$18,615		$619,020		N/A
Shares Issued and Outstanding	1,640		76,700
Net Asset Value per share	$11.35		$8.07
Institutional: Net Assets	$1,092,909		$889,950		$1,470,125
Shares Issued and Outstanding	96,486		110,857		134,490
Net Asset Value per share	$11.33		$8.03		$10.93
R-1: Net Assets	$3,531		N/A		N/A
Shares Issued and Outstanding	312
Net Asset Value per share	$11.33
R-2: Net Assets	$5,726		N/A		N/A
Shares Issued and Outstanding	505
Net Asset Value per share	$11.33
R-3: Net Assets	$20,229		N/A		N/A
Shares Issued and Outstanding	1,785
Net Asset Value per share	$11.33
R-4: Net Assets	$11,903		N/A		N/A
Shares Issued and Outstanding	1,050
Net Asset Value per share	$11.34
R-5: Net Assets	$19,405		N/A		N/A
Shares Issued and Outstanding	1,711
Net Asset Value per share	$11.34

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

					International
			Inflation		Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund		Markets Fund
Investment in securities--at cost	$2,344,099		$849,725		$1,496,438
Foreign currency--at cost	$–		$442		$5,091
Assets
Investment in securities--at value	$2,528,617		$874,564		$1,639,434
Foreign currency--at value	–		446		5,114
Cash	21,762		1,839		3,255
Receivables:
Dividends and interest	23,919		1,893		4,875
Expense reimbursement from Manager	–		–		4
Expense reimbursement from Distributor	17		2		27
Foreign tax refund	–		–		6
Fund shares sold	9,572		667		1,056
Investment securities sold	–		–		19,127
Unrealized gain on OTC swap agreements	–		676		–
Variation margin on futures contracts	–		89		–
Prepaid directors' expenses	1		–		–
Prepaid expenses	40		–		–
Total Assets	2,583,928		880,176		1,672,898
Liabilities
Accrued management and investment advisory fees	1,014		280		1,560
Accrued administrative service fees	2		1		5
Accrued distribution fees	201		20		109
Accrued service fees	11		3		22
Accrued transfer agent fees	128		45		196
Accrued directors' expenses	–		1		1
Accrued other expenses	–		7		96
Payables:
Dividends payable	7,863		–		–
Foreign currency contracts	–		109		–
Fund shares redeemed	2,344		1,744		2,555
Investment securities purchased	11,515		2,360		22,567
Options and swaptions contracts written (premiums received $0, $1,447 and $0)	–		1,317		–
Unrealized loss on OTC swap agreements	–		11		–
Variation margin on futures contracts	–		37		–
Total Liabilities	23,078		5,935		27,111
Net Assets Applicable to Outstanding Shares	$2,560,850		$874,241		$1,645,787
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,428,485		$835,109		$1,556,854
Accumulated undistributed (overdistributed) net investment income (loss)	(12,764)		1,210		195
Accumulated undistributed (overdistributed) net realized gain (loss)	(39,389)		13,126		(54,239)
Net unrealized appreciation (depreciation) of investments	184,518		24,912		142,996
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(116)		(19)
Total Net Assets	$2,560,850		$874,241		$1,645,787
Capital Stock (par value: $.01 a share):
Shares authorized	1,100,000		800,000		900,000
Net Asset Value Per Share:
Class A: Net Assets	$356,698		$26,005		$109,076
Shares Issued and Outstanding	35,573		2,795		4,216
Net Asset Value per share	$10.03		$9.30		$25.87
Maximum Offering Price	$10.26		$9.66		$27.38
Class B: Net Assets	$12,267		N/A		$5,742
Shares Issued and Outstanding	1,218				233
Net Asset Value per share	$10.07	(a)			$24.60	(a)
Class C: Net Assets	$90,877		$8,551		$11,347
Shares Issued and Outstanding	9,017		937		452
Net Asset Value per share	$10.08	(a)	$9.13	(a)	$25.10	(a)
Class J: Net Assets	$102,457		$13,259		$165,015
Shares Issued and Outstanding	10,197		1,452		6,611
Net Asset Value per share	$10.05	(a)	$9.13	(a)	$24.96	(a)
Class P: Net Assets	$19,171		N/A		$2,431
Shares Issued and Outstanding	1,908				95
Net Asset Value per share	$10.05				$25.66
Institutional: Net Assets	$1,922,867		$812,079		$1,244,054
Shares Issued and Outstanding	191,294		87,569		48,443
Net Asset Value per share	$10.05		$9.27		$25.68
R-1: Net Assets	$2,616		$1,211		$5,296
Shares Issued and Outstanding	260		134		207
Net Asset Value per share	$10.06		$9.07		$25.56
R-2: Net Assets	$1,629		$951		$7,216
Shares Issued and Outstanding	162		105		284
Net Asset Value per share	$10.06		$9.09		$25.38
R-3: Net Assets	$20,769		$6,704		$34,857
Shares Issued and Outstanding	2,063		734		1,368
Net Asset Value per share	$10.07		$9.14		$25.48
R-4: Net Assets	$11,412		$2,714		$23,712
Shares Issued and Outstanding	1,134		296		924
Net Asset Value per share	$10.06		$9.18		$25.65
R-5: Net Assets	$20,087		$2,767		$37,041
Shares Issued and Outstanding	1,999		300		1,440
Net Asset Value per share	$10.05		$9.22		$25.72

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	LargeCap		LargeCap		LargeCap S&P 500
Amounts in thousands, except per share amounts	Growth Fund		Growth Fund I		Index Fund
Investment in securities--at cost	$1,866,232		$4,642,859		$2,380,178
Assets
Investment in securities--at value	$2,477,944		$5,741,937		$3,279,420
Cash	11,266		25,884		9,366
Deposits with counterparty	–		7,504		–
Receivables:
Dividends and interest	1,499		2,306		2,894
Expense reimbursement from Manager	2		81		1
Expense reimbursement from Distributor	8		13		63
Fund shares sold	1,104		1,976		1,339
Investment securities sold	–		5,723		–
Variation margin on futures contracts	–		409		135
Other assets	12		1		3
Prepaid directors' expenses	–		9		–
Prepaid expenses	–		100		–
Total Assets	2,491,835		5,785,943		3,293,221
Liabilities
Accrued management and investment advisory fees	1,282		2,840		399
Accrued administrative service fees	6		14		28
Accrued distribution fees	108		65		241
Accrued service fees	38		84		144
Accrued transfer agent fees	269		150		196
Accrued directors' expenses	–		–		2
Accrued other expenses	80		–		28
Payables:
Fund shares redeemed	1,934		6,247		4,455
Investment securities purchased	–		2,112		–
Total Liabilities	3,717		11,512		5,493
Net Assets Applicable to Outstanding Shares	$2,488,118		$5,774,431		$3,287,728
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,809,121		$4,526,351		$2,600,387
Accumulated undistributed (overdistributed) net investment income (loss)	1,952		1,078		13,778
Accumulated undistributed (overdistributed) net realized gain (loss)	65,333		143,418		(226,758)
Net unrealized appreciation (depreciation) of investments	611,712		1,103,584		900,321
Total Net Assets	$2,488,118		$5,774,431		$3,287,728
Capital Stock (par value: $.01 a share):
Shares authorized	1,335,000		945,000		950,000
Net Asset Value Per Share:
Class A: Net Assets	$314,646		$166		$183,042
Shares Issued and Outstanding	32,302		15		16,276
Net Asset Value per share	$9.74		$10.81		$11.25
Maximum Offering Price	$10.31		$11.44		$11.42
Class B: Net Assets	$7,487		N/A		N/A
Shares Issued and Outstanding	827
Net Asset Value per share	$9.05	(a)
Class C: Net Assets	$11,616		N/A		$11,203
Shares Issued and Outstanding	1,252				1,007
Net Asset Value per share	$9.28	(a)			$11.13	(a)
Class J: Net Assets	$49,805		$77,844		$393,320
Shares Issued and Outstanding	5,344		8,073		35,301
Net Asset Value per share	$9.32	(a)	$9.64	(a)	$11.14	(a)
Class P: Net Assets	$9,136		N/A		N/A
Shares Issued and Outstanding	918
Net Asset Value per share	$9.95
Institutional: Net Assets	$1,907,188		$5,278,730		$1,982,656
Shares Issued and Outstanding	190,931		488,081		176,546
Net Asset Value per share	$9.99		$10.82		$11.23
R-1: Net Assets	$7,140		$6,139		$18,119
Shares Issued and Outstanding	750		607		1,617
Net Asset Value per share	$9.52		$10.11		$11.21
R-2: Net Assets	$8,718		$14,018		$39,188
Shares Issued and Outstanding	906		1,416		3,476
Net Asset Value per share	$9.62		$9.90		$11.27
R-3: Net Assets	$23,433		$125,216		$199,615
Shares Issued and Outstanding	2,288		12,096		17,748
Net Asset Value per share	$10.24		$10.35		$11.25
R-4: Net Assets	$16,469		$76,549		$150,273
Shares Issued and Outstanding	1,621		7,367		13,320
Net Asset Value per share	$10.16		$10.39		$11.28
R-5: Net Assets	$132,480		$195,769		$310,312
Shares Issued and Outstanding	13,170		18,471		27,314
Net Asset Value per share	$10.06		$10.60		$11.36

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	LargeCap				Money
Amounts in thousands, except per share amounts	Value Fund		MidCap Fund(a)		Market Fund
Investment in securities--at cost	$1,815,002		$4,261,364		$1,065,316
Assets
Investment in securities--at value	$2,155,519		$5,423,701		$1,065,316
Cash	3,224		7,754		7
Receivables:
Dividends and interest	3,992		3,087		69
Expense reimbursement from Manager	3		2		333
Expense reimbursement from Distributor	10		43		14
Fund shares sold	530		51,447		4,131
Investment securities sold	–		9,091		–
Variation margin on futures contracts	36		–		–
Other assets	28		6		26
Prepaid directors' expenses	3		4		–
Prepaid expenses	–		143		–
Total Assets	2,163,345		5,495,278		1,069,896
Liabilities
Accrued management and investment advisory fees	741		2,553		349
Accrued administrative service fees	1		19		–
Accrued distribution fees	67		668		75
Accrued service fees	5		84		–
Accrued transfer agent fees	138		285		309
Accrued directors' expenses	–		–		9
Accrued other expenses	27		–		58
Payables:
Fund shares redeemed	2,524		4,550		1,282
Investment securities purchased	–		23,800		–
Total Liabilities	3,503		31,959		2,082
Net Assets Applicable to Outstanding Shares	$2,159,842		$5,463,319		$1,067,814
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,716,453		$4,244,789		$1,109,273
Accumulated undistributed (overdistributed) net investment income (loss)	11,088		(19,143)		–
Accumulated undistributed (overdistributed) net realized gain (loss)	91,601		75,336		(41,459)
Net unrealized appreciation (depreciation) of investments	340,700		1,162,337		–
Total Net Assets	$2,159,842		$5,463,319		$1,067,814
Capital Stock (par value: $.01 a share):
Shares authorized	900,000		1,675,000		8,400,000
Net Asset Value Per Share:
Class A: Net Assets	$188,264		$1,627,353		$438,605
Shares Issued and Outstanding	15,245		92,029		438,605
Net Asset Value per share	$12.35		$17.68		$1.00
Maximum Offering Price	$13.07		$18.71		$1.00
Class B: Net Assets	$2,137		$17,207		$8,572
Shares Issued and Outstanding	173		1,006		8,572
Net Asset Value per share	$12.35	(b)	$17.10	(b)	$1.00	(b)
Class C: Net Assets	$3,842		$258,583		$14,532
Shares Issued and Outstanding	315		15,314		14,532
Net Asset Value per share	$12.20	(b)	$16.89	(b)	$1.00	(b)
Class J: Net Assets	$62,168		$265,578		$268,852
Shares Issued and Outstanding	5,106		15,539		268,852
Net Asset Value per share	$12.18	(b)	$17.09	(b)	$1.00	(b)
Class P: Net Assets	N/A		$796,440		N/A
Shares Issued and Outstanding			44,579
Net Asset Value per share			$17.87
Institutional: Net Assets	$1,879,183		$2,069,229		$337,253
Shares Issued and Outstanding	152,513		115,555		337,253
Net Asset Value per share	$12.32		$17.91		$1.00
R-1: Net Assets	$1,350		$13,702		N/A
Shares Issued and Outstanding	110		804
Net Asset Value per share	$12.27		$17.03
R-2: Net Assets	$2,339		$34,767		N/A
Shares Issued and Outstanding	190		2,027
Net Asset Value per share	$12.31		$17.15
R-3: Net Assets	$3,352		$114,109		N/A
Shares Issued and Outstanding	273		6,523
Net Asset Value per share	$12.28		$17.49
R-4: Net Assets	$2,481		$129,051		N/A
Shares Issued and Outstanding	203		7,207
Net Asset Value per share	$12.24		$17.91
R-5: Net Assets	$14,726		$137,300		N/A
Shares Issued and Outstanding	1,194		7,728
Net Asset Value per share	$12.33		$17.77

(a)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Principal Capital		Real Estate		Short-Term
Amounts in thousands, except per share amounts	Appreciation Fund		Securities Fund		Income Fund
Investment in securities--at cost	$1,180,268		$1,241,867		$1,674,886
Assets
Investment in securities--at value	$1,929,623		$1,831,848		$1,711,394
Cash	6,450		5,777		311
Receivables:
Dividends and interest	1,791		7,404		11,709
Expense reimbursement from Manager	–		6		–
Expense reimbursement from Distributor	–		26		21
Fund shares sold	592		5,123		4,401
Investment securities sold	356		–		2
Variation margin on futures contracts	–		–		3
Other assets	5		–		1
Prepaid expenses	–		–		5
Total Assets	1,938,817		1,850,184		1,727,847
Liabilities
Accrued management and investment advisory fees	741		1,202		589
Accrued administrative service fees	2		10		1
Accrued distribution fees	191		141		183
Accrued service fees	11		50		5
Accrued transfer agent fees	380		155		166
Accrued directors' expenses	3		5		2
Accrued other expenses	74		51		–
Payables:
Dividends payable	–		–		1,808
Fund shares redeemed	1,459		2,567		4,564
Investment securities purchased	1,327		–		5,250
Total Liabilities	4,188		4,181		12,568
Net Assets Applicable to Outstanding Shares	$1,934,629		$1,846,003		$1,715,279
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,189,802		$1,223,034		$1,708,391
Accumulated undistributed (overdistributed) net investment income (loss)	5,286		11,216		1,365
Accumulated undistributed (overdistributed) net realized gain (loss)	(9,814)		21,772		(30,727)
Net unrealized appreciation (depreciation) of investments	749,355		589,981		36,250
Total Net Assets	$1,934,629		$1,846,003		$1,715,279
Capital Stock (par value: $.01 a share):
Shares authorized	1,000,000		950,000		820,000
Net Asset Value Per Share:
Class A: Net Assets	$661,485		$173,740		$391,223
Shares Issued and Outstanding	14,098		7,580		31,751
Net Asset Value per share	$46.92		$22.92		$12.32
Maximum Offering Price	$49.65		$24.25		$12.60
Class B: Net Assets	$34,131		$5,201		N/A
Shares Issued and Outstanding	863		230
Net Asset Value per share	$39.54	(a)	$22.66	(a)
Class C: Net Assets	$28,331		$28,241		$102,687
Shares Issued and Outstanding	717		1,246		8,327
Net Asset Value per share	$39.51	(a)	$22.67	(a)	$12.33	(a)
Class J: Net Assets	N/A		$163,061		$129,651
Shares Issued and Outstanding			7,264		10,525
Net Asset Value per share			$22.45	(a)	$12.32	(a)
Class P: Net Assets	$17,055		$34,826		$52,106
Shares Issued and Outstanding	360		1,520		4,229
Net Asset Value per share	$47.41		$22.92		$12.32
Institutional: Net Assets	$1,138,127		$1,188,882		$1,017,011
Shares Issued and Outstanding	23,956		51,847		82,572
Net Asset Value per share	$47.51		$22.93		$12.32
R-1: Net Assets	$1,779		$8,279		$1,784
Shares Issued and Outstanding	38		365		145
Net Asset Value per share	$46.90		$22.71		$12.32
R-2: Net Assets	$2,492		$16,008		$1,979
Shares Issued and Outstanding	53		723		161
Net Asset Value per share	$47.02		$22.14		$12.32
R-3: Net Assets	$17,772		$55,971		$8,856
Shares Issued and Outstanding	378		2,485		719
Net Asset Value per share	$46.99		$22.52		$12.32
R-4: Net Assets	$12,068		$50,819		$3,466
Shares Issued and Outstanding	255		2,274		281
Net Asset Value per share	$47.24		$22.35		$12.32
R-5: Net Assets	$21,389		$120,975		$6,516
Shares Issued and Outstanding	452		5,405		529
Net Asset Value per share	$47.35		$22.38		$12.32

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	SmallCap		Tax-Exempt
Amounts in thousands, except per share amounts	Blend Fund		Bond Fund
Investment in securities--at cost	$337,962		$250,510
Assets
Investment in securities--at value	$405,342		$275,530
Cash	2,592		328
Deposits with counterparty	806		–
Receivables:
Dividends and interest	1,054		3,822
Expense reimbursement from Manager	5		4
Expense reimbursement from Distributor	27		–
Fund shares sold	195		892
Investment securities sold	504		514
Variation margin on futures contracts	96		–
Other assets	1		9
Prepaid expenses	–		27
Total Assets	410,622		281,126
Liabilities
Accrued management and investment advisory fees	250		99
Accrued administrative service fees	2		–
Accrued distribution fees	105		63
Accrued service fees	5		–
Accrued transfer agent fees	173		24
Accrued directors' expenses	2		2
Accrued other expenses	30		–
Payables:
Dividends payable	–		866
Fund shares redeemed	238		312
Interest expense and fees payable	–		26
Investment securities purchased	152		–
Floating rate notes issued	–		11,211
Total Liabilities	957		12,603
Net Assets Applicable to Outstanding Shares	$409,665		$268,523
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$354,967		$258,876
Accumulated undistributed (overdistributed) net investment income (loss)	683		824
Accumulated undistributed (overdistributed) net realized gain (loss)	(13,530)		(16,197)
Net unrealized appreciation (depreciation) of investments	67,545		25,020
Total Net Assets	$409,665		$268,523
Capital Stock (par value: $.01 a share):
Shares authorized	625,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$149,244		$255,818
Shares Issued and Outstanding	8,236		33,546
Net Asset Value per share	$18.12		$7.63
Maximum Offering Price	$19.17		$7.93
Class B: Net Assets	$3,697		$1,607
Shares Issued and Outstanding	220		211
Net Asset Value per share	$16.82	(a)	$7.62	(a)
Class C: Net Assets	$9,334		$11,098
Shares Issued and Outstanding	537		1,452
Net Asset Value per share	$17.39	(a)	$7.64	(a)
Class J: Net Assets	$168,586		N/A
Shares Issued and Outstanding	9,635
Net Asset Value per share	$17.50	(a)
Institutional: Net Assets	$54,420		N/A
Shares Issued and Outstanding	2,890
Net Asset Value per share	$18.83
R-1: Net Assets	$2,297		N/A
Shares Issued and Outstanding	129
Net Asset Value per share	$17.74
R-2: Net Assets	$2,714		N/A
Shares Issued and Outstanding	152
Net Asset Value per share	$17.82
R-3: Net Assets	$5,199		N/A
Shares Issued and Outstanding	286
Net Asset Value per share	$18.16
R-4: Net Assets	$3,831		N/A
Shares Issued and Outstanding	206
Net Asset Value per share	$18.55
R-5: Net Assets	$10,343		N/A
Shares Issued and Outstanding	551
Net Asset Value per share	$18.78

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	Bond & Mortgage	California	Diversified
Amounts in thousands	Securities Fund	Municipal Fund	International Fund
Net Investment Income (Loss)
Income:
Dividends	$22	$ –	$62,746
Withholding tax	–	–	(6,764)
Interest	35,952	5,672	41
Total Income	35,974	5,672	56,023
Expenses:
Management and investment advisory fees	5,987	517	16,280
Distribution fees - Class A	154	272	301
Distribution fees - Class B	16	7	33
Distribution fees - Class C	44	54	51
Distribution fees - Class J	438	N/A	423
Distribution fees - R-1	17	N/A	14
Distribution fees - R-2	27	N/A	19
Distribution fees - R-3	46	N/A	70
Distribution fees - R-4	18	N/A	23
Administrative service fees - R-1	14	N/A	11
Administrative service fees - R-2	18	N/A	13
Administrative service fees - R-3	13	N/A	19
Administrative service fees - R-4	5	N/A	7
Administrative service fees - R-5	3	N/A	4
Registration fees - Class A	8	8	7
Registration fees - Class B	7	8	7
Registration fees - Class C	8	8	8
Registration fees - Class J	9	N/A	10
Registration fees - Class P	N/A	N/A	7
Registration fees - Institutional	19	N/A	102
Service fees - R-1	12	N/A	10
Service fees - R-2	22	N/A	16
Service fees - R-3	46	N/A	70
Service fees - R-4	46	N/A	57
Service fees - R-5	72	N/A	96
Shareholder reports - Class A	10	3	27
Shareholder reports - Class B	1	–	3
Shareholder reports - Class C	1	–	1
Shareholder reports - Class J	42	N/A	43
Shareholder reports - Institutional	–	N/A	6
Transfer agent fees - Class A	127	42	314
Transfer agent fees - Class B	13	3	32
Transfer agent fees - Class C	9	5	17
Transfer agent fees - Class J	132	N/A	147
Transfer agent fees - Class P	N/A	N/A	2
Transfer agent fees - Institutional	1	N/A	48
Custodian fees	15	1	232
Directors' expenses	18	4	24
Interest expense and fees	–	43	–
Professional fees	10	10	27
Other expenses	12	2	19
Total Gross Expenses	7,440	987	18,600
Less: Reimbursement from Manager - Class A	41	–	–
Less: Reimbursement from Manager - Class B	19	9	21
Less: Reimbursement from Manager - Class C	8	–	15
Less: Reimbursement from Manager - Class P	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	20	N/A	–
Less: Reimbursement from Distributor - Class J	194	N/A	188
Total Net Expenses	7,158	978	18,368
Net Investment Income (Loss)	28,816	4,694	37,655

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	31,814	1,815	96,092
Foreign currency transactions	244	–	(1,158)
Swap agreements	(3,042)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(18,754)	155	396,872
Swap agreements	1,835	–	–
Translation of assets and liabilities in foreign currencies	(56)	–	211
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	12,041	1,970	492,017
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,857	$6,664	$529,672

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

		Global Diversified	Global Real Estate
Amounts in thousands	Equity Income Fund	Income Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$86,341	$44,790	$20,096
Withholding tax	(1,844)	(991)	(1,245)
Interest	69	149,828	1
Total Income	84,566	193,627	18,852
Expenses:
Management and investment advisory fees	11,469	23,505	5,327
Distribution fees - Class A	935	3,010	47
Distribution fees - Class B	328	N/A	N/A
Distribution fees - Class C	583	9,114	41
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	12	N/A	N/A
Distribution fees - R-3	65	N/A	N/A
Distribution fees - R-4	20	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	8	N/A	N/A
Administrative service fees - R-3	18	N/A	N/A
Administrative service fees - R-4	6	N/A	N/A
Administrative service fees - R-5	6	N/A	N/A
Registration fees - Class A	12	126	8
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	84	8
Registration fees - Class P	10	75	7
Registration fees - Institutional	55	47	47
Service fees - R-1	4	N/A	N/A
Service fees - R-2	10	N/A	N/A
Service fees - R-3	64	N/A	N/A
Service fees - R-4	50	N/A	N/A
Service fees - R-5	143	N/A	N/A
Shareholder meeting expense - Class A	N/A	118	N/A
Shareholder meeting expense - Class C	N/A	90	N/A
Shareholder meeting expense - Class P	N/A	61	N/A
Shareholder meeting expense - Institutional	N/A	14	N/A
Shareholder reports - Class A	44	68	2
Shareholder reports - Class B	8	N/A	N/A
Shareholder reports - Class C	7	61	–
Shareholder reports - Class P	2	60	3
Shareholder reports - Institutional	2	23	6
Transfer agent fees - Class A	571	767	23
Transfer agent fees - Class B	103	N/A	N/A
Transfer agent fees - Class C	73	681	6
Transfer agent fees - Class P	20	472	3
Transfer agent fees - Institutional	54	108	57
Custodian fees	17	57	35
Directors' expenses	37	44	7
Dividends and interest on securities sold short	–	3,328	–
Professional fees	9	16	10
Other expenses	24	31	2
Total Gross Expenses	14,793	41,960	5,639
Less: Reimbursement from Manager - Class C	–	–	2
Less: Reimbursement from Manager - Class P	–	–	1
Total Net Expenses	14,793	41,960	5,636
Net Investment Income (Loss)	69,773	151,667	13,216

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	19,198	94,771	54,300
Foreign currency transactions	–	3,719	(187)
Options and swaptions	–	(59,769)	–
Change in unrealized appreciation/depreciation of:
Investments	546,812	293,870	154,063
Options and swaptions	–	(19,315)	–
Translation of assets and liabilities in foreign currencies	–	(989)	26
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	566,010	312,287	208,202
Net Increase (Decrease) in Net Assets Resulting from Operations	$635,783	$463,954	$221,418

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$1,090	$734
Withholding tax	–	(38)	(7)
Interest	28,769	143,838	45,333
Total Income	28,769	144,890	46,060
Expenses:
Management and investment advisory fees	4,828	9,860	4,211
Distribution fees - Class A	636	2,298	–
Distribution fees - Class B	49	200	N/A
Distribution fees - Class C	579	2,983	N/A
Distribution fees - Class J	366	N/A	N/A
Distribution fees - R-1	6	N/A	N/A
Distribution fees - R-2	10	N/A	N/A
Distribution fees - R-3	27	N/A	N/A
Distribution fees - R-4	6	N/A	N/A
Administrative service fees - R-1	5	N/A	N/A
Administrative service fees - R-2	6	N/A	N/A
Administrative service fees - R-3	8	N/A	N/A
Administrative service fees - R-4	2	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	23	37	6
Registration fees - Class B	7	8	N/A
Registration fees - Class C	10	20	N/A
Registration fees - Class J	16	N/A	N/A
Registration fees - Class P	9	50	N/A
Registration fees - Institutional	11	13	40
Service fees - R-1	5	N/A	N/A
Service fees - R-2	8	N/A	N/A
Service fees - R-3	27	N/A	N/A
Service fees - R-4	14	N/A	N/A
Service fees - R-5	25	N/A	N/A
Shareholder reports - Class A	22	90	–
Shareholder reports - Class B	2	3	N/A
Shareholder reports - Class C	3	27	N/A
Shareholder reports - Class J	24	N/A	N/A
Shareholder reports - Class P	1	51	N/A
Shareholder reports - Institutional	–	28	3
Transfer agent fees - Class A	279	1,169	3
Transfer agent fees - Class B	22	34	N/A
Transfer agent fees - Class C	43	287	N/A
Transfer agent fees - Class J	134	N/A	N/A
Transfer agent fees - Class P	7	294	N/A
Transfer agent fees - Institutional	2	212	25
Custodian fees	4	7	14
Directors' expenses	16	42	11
Professional fees	11	11	10
Other expenses	11	31	9
Total Gross Expenses	7,265	17,755	4,332
Less: Reimbursement from Manager - Class A	–	–	10
Less: Reimbursement from Manager - Class B	23	–	N/A
Less: Reimbursement from Manager - Institutional	–	48	–
Less: Reimbursement from Manager - R-1	2	N/A	N/A
Less: Reimbursement from Manager - R-2	3	N/A	N/A
Less: Reimbursement from Manager - R-3	10	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	10	N/A	N/A
Less: Reimbursement from Distributor - Class A	254	–	–
Less: Reimbursement from Distributor - Class J	163	N/A	N/A
Total Net Expenses	6,795	17,707	4,322
Net Investment Income (Loss)	21,974	127,183	41,738

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,944	56,278	16,264
Foreign currency transactions	–	(79)	–
Swap agreements	–	(671)	–
Change in unrealized appreciation/depreciation of:
Investments	(7,974)	100,154	38,233
Swap agreements	–	(578)	–
Translation of assets and liabilities in foreign currencies	–	188	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(1,030)	155,292	54,497
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,944	$282,475	$96,235

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands	Income Fund	Protection Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends	$6	$ –	$17,200
Withholding tax	–	–	(1,685)
Interest	52,594	5,167	12
Total Income	52,600	5,167	15,527
Expenses:
Management and investment advisory fees	5,938	1,618	9,503
Distribution fees - Class A	435	35	139
Distribution fees - Class B	68	N/A	33
Distribution fees - Class C	439	45	59
Distribution fees - Class J	218	32	379
Distribution fees - R-1	3	3	10
Distribution fees - R-2	2	2	12
Distribution fees - R-3	24	8	46
Distribution fees - R-4	5	1	12
Administrative service fees - R-1	2	2	8
Administrative service fees - R-2	1	1	8
Administrative service fees - R-3	7	2	13
Administrative service fees - R-4	2	1	3
Administrative service fees - R-5	1	–	2
Registration fees - Class A	17	10	8
Registration fees - Class B	7	N/A	7
Registration fees - Class C	10	8	9
Registration fees - Class J	14	9	8
Registration fees - Class P	8	N/A	7
Registration fees - Institutional	41	16	20
Service fees - R-1	2	2	7
Service fees - R-2	2	1	10
Service fees - R-3	25	8	47
Service fees - R-4	13	3	29
Service fees - R-5	23	4	46
Shareholder reports - Class A	17	2	15
Shareholder reports - Class B	2	N/A	2
Shareholder reports - Class C	4	1	2
Shareholder reports - Class J	7	2	31
Shareholder reports - Class P	1	N/A	–
Shareholder reports - Institutional	5	–	17
Transfer agent fees - Class A	184	21	149
Transfer agent fees - Class B	17	N/A	26
Transfer agent fees - Class C	47	8	21
Transfer agent fees - Class J	94	23	133
Transfer agent fees - Class P	6	N/A	2
Transfer agent fees - Institutional	47	1	84
Custodian fees	3	2	349
Directors' expenses	17	7	13
Professional fees	9	9	15
Other expenses	10	5	12
Total Gross Expenses	7,777	1,892	11,296
Less: Reimbursement from Manager - Class B	–	N/A	16
Less: Reimbursement from Manager - Class C	–	5	–
Less: Reimbursement from Manager - Class P	–	N/A	8
Less: Reimbursement from Distributor - Class J	97	14	168
Total Net Expenses	7,680	1,873	11,104
Net Investment Income (Loss)	44,920	3,294	4,423

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	15,693	12,653	61,261
Foreign currency transactions	–	(14)	(1,087)
Futures contracts	–	1,269	–
Options and swaptions	–	(134)	–
Swap agreements	–	(130)	–
Change in unrealized appreciation/depreciation of:
Investments	2,176	(14,328)	38,955
Futures contracts	–	(765)	–
Options and swaptions	–	130	–
Swap agreements	–	740	–
Translation of assets and liabilities in foreign currencies	–	(149)	(43)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	17,869	(728)	99,086
Net Increase (Decrease) in Net Assets Resulting from Operations	$62,789	$2,566	$103,509

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	LargeCap	LargeCap	LargeCap S&P 500
Amounts in thousands	Growth Fund	Growth Fund I	Index Fund
Net Investment Income (Loss)
Income:
Dividends	$21,000	$34,323	$34,505
Withholding tax	(337)	(53)	(40)
Interest	44	126	58
Total Income	20,707	34,396	34,523
Expenses:
Management and investment advisory fees	7,698	16,244	2,232
Distribution fees - Class A	374	–	127
Distribution fees - Class B	40	N/A	N/A
Distribution fees - Class C	55	N/A	48
Distribution fees - Class J	106	163	815
Distribution fees - R-1	14	11	30
Distribution fees - R-2	12	20	55
Distribution fees - R-3	29	134	231
Distribution fees - R-4	7	34	66
Administrative service fees - R-1	11	9	24
Administrative service fees - R-2	8	14	37
Administrative service fees - R-3	8	37	65
Administrative service fees - R-4	2	10	20
Administrative service fees - R-5	6	9	13
Registration fees - Class A	7	6	7
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	N/A	8
Registration fees - Class J	8	9	9
Registration fees - Class P	7	N/A	N/A
Registration fees - Institutional	8	61	17
Service fees - R-1	10	8	22
Service fees - R-2	10	17	46
Service fees - R-3	29	134	231
Service fees - R-4	18	85	164
Service fees - R-5	158	230	340
Shareholder reports - Class A	41	–	16
Shareholder reports - Class B	3	N/A	N/A
Shareholder reports - Class C	1	N/A	1
Shareholder reports - Class J	10	11	52
Shareholder reports - Institutional	19	7	6
Transfer agent fees - Class A	437	5	193
Transfer agent fees - Class B	29	N/A	N/A
Transfer agent fees - Class C	15	N/A	8
Transfer agent fees - Class J	43	59	192
Transfer agent fees - Class P	1	N/A	N/A
Transfer agent fees - Institutional	45	314	52
Custodian fees	2	12	6
Directors' expenses	19	36	24
Professional fees	8	9	9
Other expenses	15	23	29
Total Gross Expenses	9,328	17,711	5,195
Less: Reimbursement from Manager	–	428	–
Less: Reimbursement from Manager - Class A	–	12	–
Less: Reimbursement from Manager - Class B	13	N/A	N/A
Less: Reimbursement from Manager - Class C	–	N/A	9
Less: Reimbursement from Manager - Class P	2	N/A	N/A
Less: Reimbursement from Distributor - Class J	47	72	362
Total Net Expenses	9,266	17,199	4,824
Net Investment Income (Loss)	11,441	17,197	29,699

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	166,998	148,388	6,064
Futures contracts	–	14,330	6,996
Change in unrealized appreciation/depreciation of:
Investments	114,634	461,290	356,486
Futures contracts	–	10,001	3,345
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	281,632	634,009	372,891
Net Increase (Decrease) in Net Assets Resulting from Operations	$293,073	$651,206	$402,590

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	LargeCap		Money
Amounts in thousands	Value Fund	MidCap Fund(a)	Market Fund
Net Investment Income (Loss)
Income:
Dividends	$29,792	$31,231	$–
Withholding tax	(248)	(369)	–
Interest	26	24	1,285
Total Income	29,570	30,886	1,285
Expenses:
Management and investment advisory fees	4,169	13,145	2,208
Distribution fees - Class A	217	1,636	N/A
Distribution fees - Class B	11	92	54
Distribution fees - Class C	14	902	82
Distribution fees - Class J	125	537	347
Distribution fees - R-1	2	18	–
Distribution fees - R-2	3	39	–
Distribution fees - R-3	4	115	–
Distribution fees - R-4	1	53	–
Administrative service fees - R-1	2	14	–
Administrative service fees - R-2	2	26	–
Administrative service fees - R-3	1	32	–
Administrative service fees - R-4	–	16	–
Administrative service fees - R-5	1	5	–
Registration fees - Class A	6	44	22
Registration fees - Class B	7	7	7
Registration fees - Class C	8	15	9
Registration fees - Class J	7	11	15
Registration fees - Class P	N/A	37	N/A
Registration fees - Institutional	28	53	38
Service fees - R-1	1	13	–
Service fees - R-2	2	32	–
Service fees - R-3	4	115	–
Service fees - R-4	3	133	–
Service fees - R-5	16	129	–
Shareholder reports - Class A	18	61	21
Shareholder reports - Class B	1	4	1
Shareholder reports - Class C	–	6	1
Shareholder reports - Class J	11	34	63
Shareholder reports - Class P	N/A	51	N/A
Shareholder reports - Institutional	6	11	4
Transfer agent fees - Class A	192	924	334
Transfer agent fees - Class B	12	50	18
Transfer agent fees - Class C	5	87	16
Transfer agent fees - Class J	49	151	188
Transfer agent fees - Class P	N/A	263	N/A
Transfer agent fees - Institutional	52	236	6
Custodian fees	3	11	4
Directors' expenses	12	31	16
Professional fees	8	8	10
Other expenses	8	16	12
Total Gross Expenses	5,011	19,163	3,476
Less: Reimbursement from Manager - Class A	–	–	771
Less: Reimbursement from Manager - Class B	13	16	76
Less: Reimbursement from Manager - Class C	9	–	40
Less: Reimbursement from Manager - Class J	–	–	853
Less: Reimbursement from Manager - Institutional	–	–	356
Less: Reimbursement from Distributor - Class B	–	–	13
Less: Reimbursement from Distributor - Class C	–	–	82
Less: Reimbursement from Distributor - Class J	55	239	–
Total Net Expenses	4,934	18,908	1,285
Net Investment Income (Loss)	24,636	11,978	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	146,328	80,355	11
Foreign currency transactions	–	2	–
Futures contracts	2,377	–	–
Net increase from payments by affiliates	–	–	140
Change in unrealized appreciation/depreciation of:
Investments	113,322	615,099	–
Futures contracts	1,056	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	263,083	695,456	151
Net Increase (Decrease) in Net Assets Resulting from Operations	$287,719	$707,434	$151

(a)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	Principal Capital	Real Estate	Short-Term
Amounts in thousands	Appreciation Fund	Securities Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$22,076	$24,952	$–
Withholding tax	(106)	–	–
Interest	27	11	17,317
Total Income	21,997	24,963	17,317
Expenses:
Management and investment advisory fees	4,347	6,555	3,398
Distribution fees - Class A	770	195	282
Distribution fees - Class B	186	27	N/A
Distribution fees - Class C	131	117	503
Distribution fees - Class J	N/A	331	272
Distribution fees - R-1	3	14	4
Distribution fees - R-2	3	23	2
Distribution fees - R-3	17	63	10
Distribution fees - R-4	6	21	2
Administrative service fees - R-1	2	11	3
Administrative service fees - R-2	2	15	1
Administrative service fees - R-3	5	18	3
Administrative service fees - R-4	2	7	1
Administrative service fees - R-5	1	5	–
Registration fees - Class A	17	15	21
Registration fees - Class B	7	7	N/A
Registration fees - Class C	8	12	9
Registration fees - Class J	N/A	10	14
Registration fees - Class P	8	19	11
Registration fees - Institutional	27	22	30
Service fees - R-1	2	9	3
Service fees - R-2	3	19	2
Service fees - R-3	17	63	10
Service fees - R-4	13	54	4
Service fees - R-5	24	135	7
Shareholder reports - Class A	45	14	21
Shareholder reports - Class B	8	2	N/A
Shareholder reports - Class C	2	2	4
Shareholder reports - Class J	N/A	34	12
Shareholder reports - Class P	1	1	1
Shareholder reports - Institutional	1	19	8
Transfer agent fees - Class A	547	158	272
Transfer agent fees - Class B	80	19	N/A
Transfer agent fees - Class C	28	21	51
Transfer agent fees - Class J	N/A	120	94
Transfer agent fees - Class P	8	12	15
Transfer agent fees - Institutional	7	134	66
Custodian fees	4	3	3
Directors' expenses	17	17	14
Professional fees	8	8	9
Other expenses	10	13	9
Total Gross Expenses	6,367	8,344	5,171
Less: Reimbursement from Manager - Class B	–	18	N/A
Less: Reimbursement from Manager - Class P	3	6	–
Less: Reimbursement from Distributor - Class J	N/A	147	121
Total Net Expenses	6,364	8,173	5,050
Net Investment Income (Loss)	15,633	16,790	12,267

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	38,134	76,899	4,968
Futures contracts	–	–	(225)
Change in unrealized appreciation/depreciation of:
Investments	208,789	179,005	623
Futures contracts	–	–	(86)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	246,923	255,904	5,280
Net Increase (Decrease) in Net Assets Resulting from Operations	$262,556	$272,694	$17,547

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	SmallCap	Tax-Exempt
Amounts in thousands	Blend Fund	Bond Fund
Net Investment Income (Loss)
Income:
Dividends	$3,992	$–
Interest	9	6,461
Total Income	4,001	6,461
Expenses:
Management and investment advisory fees	1,415	604
Distribution fees - Class A	172	319
Distribution fees - Class B	20	9
Distribution fees - Class C	41	56
Distribution fees - Class J	351	N/A
Distribution fees - R-1	4	N/A
Distribution fees - R-2	4	N/A
Distribution fees - R-3	6	N/A
Distribution fees - R-4	2	N/A
Administrative service fees - R-1	3	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	2	N/A
Administrative service fees - R-4	1	N/A
Registration fees - Class A	9	9
Registration fees - Class B	8	8
Registration fees - Class C	9	9
Registration fees - Class J	10	N/A
Registration fees - Institutional	8	N/A
Service fees - R-1	3	N/A
Service fees - R-2	3	N/A
Service fees - R-3	6	N/A
Service fees - R-4	4	N/A
Service fees - R-5	12	N/A
Shareholder reports - Class A	16	4
Shareholder reports - Class B	1	–
Shareholder reports - Class C	1	–
Shareholder reports - Class J	31	N/A
Transfer agent fees - Class A	198	59
Transfer agent fees - Class B	19	4
Transfer agent fees - Class C	12	5
Transfer agent fees - Class J	114	N/A
Transfer agent fees - Institutional	1	N/A
Custodian fees	7	1
Directors' expenses	5	4
Interest expense and fees	–	41
Professional fees	10	9
Other expenses	3	3
Total Gross Expenses	2,513	1,144
Less: Reimbursement from Manager - Class B	17	11
Less: Reimbursement from Manager - Class C	9	7
Less: Reimbursement from Distributor - Class J	156	N/A
Total Net Expenses	2,331	1,126
Net Investment Income (Loss)	1,670	5,335

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	26,856	2,019
Futures contracts	1,581	–
Change in unrealized appreciation/depreciation of:
Investments	32,390	(851)
Futures contracts	281	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	61,108	1,168
Net Increase (Decrease) in Net Assets Resulting from Operations	$62,778	$6,503

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Bond & Mortgage Securities Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	28,816		$62,414
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									29,016		32,950
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(16,975)			65,432
		Net Increase (Decrease) in Net Assets Resulting from Operations							40,857		160,796

Dividends and Distributions to Shareholders
From net investment income								(28,505)			(69,911)
					Total Dividends and Distributions			(28,505)			(69,911)

Capital Share Transactions
Net increase (decrease) in capital share transactions									82,098		262,149
				Total increase (decrease) in net assets					94,450		353,034

Net Assets
Beginning of period								2,348,059			1,995,025
End of period (including undistributed net investment income as set forth below)								$2,442,509			$2,348,059
Undistributed (overdistributed) net investment income (loss)								$	2,054		$1,743

	Class A Class B Class C			Class J Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$6,742	$115	$1,753	$10,518	$183,151	$632	$2,612	$3,952	$4,403	$6,852
Reinvested	1,268	23	54	2,025	23,384	83	163	368	395	667
Redeemed	(13,737)	(1,383)	(1,991)	(21,719)	(78,964)	(4,432)	(4,809)	(8,314)	(5,624)	(26,089)
Net Increase (Decrease)	$(5,727) $	(1,245) $	(184) $	(9,176) $	127,571	$(3,717)	$(2,034)	$(3,994)	$(826) $ (18,570)
Shares:
Sold	610	11	158	945	16,542	57	238	359	393	622
Reinvested	114	2	5	182	2,113	7	15	34	36	61
Redeemed	(1,242)	(125)	(180)	(1,953)	(7,139)	(400)	(438)	(758)	(504)	(2,364)
Net Increase (Decrease)	(518)	(112)	(17)	(826)	11,516	(336)	(185)	(365)	(75)	(1,681)
Year Ended October 31, 2012
Dollars:
Sold	$18,037	$289	$3,819	$20,746	$350,832	$2,710	$4,280	$12,203	$9,198	$19,215
Reinvested	3,712	118	152	5,829	54,760	285	538	1,170	1,051	2,020
Redeemed	(30,269)	(3,516)	(2,558)	(37,101)	(124,410)	(2,988)	(6,845)	(17,284)	(7,097)	(16,747)
Net Increase (Decrease)	$(8,520)	$(3,109)	$1,413 $(10,526)		$ 281,182	$7	$(2,027)	$(3,911)	$3,152	$4,488
Shares:
Sold	1,668	26	352	1,905	32,174	250	398	1,133	840	1,769
Reinvested	342	11	14	534	5,042	26	50	108	96	187
Redeemed	(2,787)	(324)	(236)	(3,411)	(11,491)	(277)	(638)	(1,600)	(646)	(1,558)
Net Increase (Decrease)	(777)	(287)	130	(972)	25,725	(1)	(190)	(359)	290	398

Distributions:
Period Ended April 30, 2013
From net investment income $	(1,316) $	(24) $	(59) $	(2,045) $	(23,385) $	(83) $	(163) $	(368) $	(395) $	(667)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,316) $	(24) $	(59) $	(2,045) $	(23,385) $	(83) $	(163) $	(368) $	(395) $	(667)
Year Ended October 31, 2012
From net investment income $	(3,915) $	(122) $	(170) $	(5,876) $	(54,764) $	(285) $	(538) $	(1,170) $	(1,051) $	(2,020)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,915) $	(122) $	(170) $	(5,876) $	(54,764) $	(285) $	(538) $	(1,170) $	(1,051) $	(2,020)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						California Municipal Fund

						Period Ended	Year Ended
						April 30, 2013	October 31, 2012
Operations
Net investment income (loss)						$4,694	$9,395
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						1,815	934
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						155	14,922
			Net Increase (Decrease) in Net Assets Resulting from Operations			6,664	25,251

Dividends and Distributions to Shareholders
From net investment income						(4,625)	(9,174)
					Total Dividends and Distributions	(4,625)	(9,174)

Capital Share Transactions
Net increase (decrease) in capital share transactions						6,729	(6,481)
					Total increase (decrease) in net assets	8,768	9,596

Net Assets
Beginning of period						224,303	214,707
End of period (including undistributed net investment income as set forth below)						$233,071	$224,303
Undistributed (overdistributed) net investment income (loss)						$763	$694

	Class A		Class B		Class C
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$24,135		$1		$1,892
Reinvested	3,991		22		158
Redeemed	(21,556)		(499)		(1,415)
Net Increase (Decrease)	$6,570		$(476	) $	635
Shares:
Sold	2,297		–		180
Reinvested	379		2		15
Redeemed	(2,049)		(47)		(135)
Net Increase (Decrease)	627		(45)		60
Year Ended October 31, 2012
Dollars:
Sold	$26,337		$26		$2,314
Reinvested	7,925		63		295
Redeemed	(39,572)		(1,216)		(2,653)
Net Increase (Decrease)	$(5,310	) $	(1,127	) $	(44)
Shares:
Sold	2,580		3		226
Reinvested	778		6		29
Redeemed	(3,875)		(120)		(259)
Net Increase (Decrease)	(517)		(111)		(4)

Distributions:
Period Ended April 30, 2013
From net investment income $	(4,433	) $	(22	) $	(170)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(4,433	) $	(22	) $	(170)
Year Ended October 31, 2012
From net investment income $	(8,771	) $	(70	) $	(333)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(8,771	) $	(70	) $	(333)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Diversified International Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	37,655	$	64,838
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									94,934	(58,477)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								397,083		202,727
		Net Increase (Decrease) in Net Assets Resulting from Operations						529,672		209,088

Dividends and Distributions to Shareholders
From net investment income								(73,597)		(40,930)
					Total Dividends and Distributions			(73,597)		(40,930)

Capital Share Transactions
Net increase (decrease) in capital share transactions								555,557		523,110
				Total increase (decrease) in net assets				1,011,632		691,268

Net Assets
Beginning of period								3,467,478		2,776,210
End of period (including undistributed net investment income as set forth below)								$4,479,110		$3,467,478
Undistributed (overdistributed) net investment income (loss)								$	17,627	$	53,569

	Class A	Class B	Class C	Class J	Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$10,222	$17	$979	$7,198	$500	$645,854	$757	$860	$5,332	$4,116	$7,796
Reinvested	3,308	9	88	3,020	13	63,363	94	172	903	758	1,501
Redeemed	(22,197)	(1,696)	(1,095)	(17,860)	(210)	(124,322)	(1,892)	(3,266)	(8,101)	(2,413)	(18,251)
Net Increase (Decrease)	$(8,667) $	(1,670) $	(28) $	(7,642) $	303	$584,895	$(1,041) $	(2,234) $	(1,866) $	2,461	$(8,954)
Shares:
Sold	971	1	93	693	48	61,433	74	83	518	390	740
Reinvested	323	1	9	298	1	6,218	9	17	89	74	146
Redeemed	(2,138)	(161)	(106)	(1,738)	(20)	(11,951)	(184)	(319)	(775)	(230)	(1,770)
Net Increase (Decrease)	(844)	(159)	(4)	(747)	29	55,700	(101)	(219)	(168)	234	(884)
Year Ended October 31, 2012
Dollars:
Sold	$15,515	$95	$1,137	$14,863	$531	$669,504	$1,416	$1,715	$5,539	$9,085	$15,124
Reinvested	2,261	–	30	2,207	7	33,918	58	114	610	504	997
Redeemed	(41,438)	(5,067)	(2,413)	(36,307)	(433)	(108,901)	(2,445)	(4,198)	(17,155)	(13,531)	(20,232)
Net Increase (Decrease)	$(23,662) $	(4,972) $	(1,246) $ (19,237) $		105	$594,521	$(971) $	(2,369) $ (11,006) $		(3,942) $	(4,111)
Shares:
Sold	1,659	10	120	1,610	58	71,312	152	184	597	957	1,574
Reinvested	255	–	3	251	1	3,846	7	13	69	56	112
Redeemed	(4,407)	(538)	(254)	(3,903)	(47)	(11,703)	(259)	(451)	(1,813)	(1,436)	(2,123)
Net Increase (Decrease)	(2,493)	(528)	(131)	(2,042)	12	63,455	(100)	(254)	(1,147)	(423)	(437)

Distributions:
Period Ended April 30, 2013
From net investment income $	(3,622) $	(9) $	(93) $	(3,023) $	(19) $	(63,403) $	(94) $	(172) $	(903) $	(758) $	(1,501)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,622) $	(9) $	(93) $	(3,023) $	(19) $	(63,403) $	(94) $	(172) $	(903) $	(758) $	(1,501)
Year Ended October 31, 2012
From net investment income $	(2,464) $	–	$(32) $	(2,209) $	(10) $	(33,932) $	(58) $	(114) $	(610) $	(504) $	(997)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,464) $	–	$(32) $	(2,209) $	(10) $	(33,932) $	(58) $	(114) $	(610) $	(504) $	(997)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Equity Income Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	69,773		$115,168
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									19,198		46,086
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								546,812			333,703
		Net Increase (Decrease) in Net Assets Resulting from Operations						635,783			494,957

Dividends and Distributions to Shareholders
From net investment income								(69,841)			(110,312)
					Total Dividends and Distributions			(69,841)			(110,312)

Capital Share Transactions
Net increase (decrease) in capital share transactions								184,209			430,203
				Total increase (decrease) in net assets				750,151			814,848

Net Assets
Beginning of period								4,238,703			3,423,855
End of period (including undistributed net investment income as set forth below)								$4,988,854			$4,238,703
Undistributed (overdistributed) net investment income (loss)								$	16,625		$16,693

	Class A	Class B Class C Class P Institutional R-1					R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$106,949	$374	$13,373	$16,914	$229,786	$854	$1,720	$14,089	$13,035	$19,143
Reinvested	10,158	597	1,035	713	52,950	37	90	703	570	1,735
Redeemed	(82,593)	(15,586)	(11,035)	(7,987)	(164,437)	(986)	(1,217)	(3,421)	(3,543)	(9,811)
Net Increase (Decrease)	$34,514	$(14,615) $	3,373	$9,640	$118,299	$(95) $	593	$11,371	$10,062	$11,067
Shares:
Sold	5,208	19	663	829	11,397	42	85	690	657	935
Reinvested	501	30	52	35	2,607	2	4	35	28	86
Redeemed	(4,064)	(762)	(556)	(391)	(8,061)	(48)	(59)	(168)	(176)	(499)
Net Increase (Decrease)	1,645	(713)	159	473	5,943	(4)	30	557	509	522
Year Ended October 31, 2012
Dollars:
Sold	$178,756	$747	$18,610	$23,176	$712,100	$1,033	$4,522	$24,923	$23,100	$80,091
Reinvested	16,059	1,214	1,597	815	84,593	59	115	830	578	1,551
Redeemed	(159,848)	(29,982)	(19,209)	(10,260)	(502,280)	(1,078)	(1,087)	(7,422)	(5,207)	(7,893)
Net Increase (Decrease)	$34,967	$(28,021) $	998	$13,731	$294,413	$14	$3,550	$18,331	$18,471	$73,749
Shares:
Sold	9,532	41	1,011	1,231	37,792	57	239	1,337	1,247	4,237
Reinvested	854	66	87	43	4,491	3	6	44	31	82
Redeemed	(8,520)	(1,620)	(1,049)	(549)	(26,657)	(58)	(58)	(394)	(275)	(415)
Net Increase (Decrease)	1,866	(1,513)	49	725	15,626	2	187	987	1,003	3,904

Distributions:
Period Ended April 30, 2013
From net investment
income	$(10,564) $	(613) $	(1,261) $	(900) $	(53,358) $	(37) $	(100) $	(703) $	(570) $	(1,735)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(10,564) $	(613) $	(1,261) $	(900) $	(53,358) $	(37) $	(100) $	(703) $	(570) $	(1,735)
Year Ended October 31, 2012
From net investment
income	$(16,935) $	(1,262) $	(1,997) $	(1,116) $	(85,867) $	(59) $	(117) $	(830) $	(578) $	(1,551)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(16,935) $	(1,262) $	(1,997) $	(1,116) $	(85,867) $	(59) $	(117) $	(830) $	(578) $	(1,551)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2013	October 31, 2012
Operations
Net investment income (loss)					$151,667	$211,051
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					38,721	53,125
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					273,566	282,038
		Net Increase (Decrease) in Net Assets Resulting from Operations			463,954	546,214

Dividends and Distributions to Shareholders
From net investment income					(178,785)	(200,495)
From net realized gain on investments					(51,304)	(8,978)
				Total Dividends and Distributions	(230,089)	(209,473)

Capital Share Transactions
Net increase (decrease) in capital share transactions					2,293,427	2,396,931
				Total increase (decrease) in net assets	2,527,292	2,733,672

Net Assets
Beginning of period					5,431,941	2,698,269
End of period (including undistributed net investment income as set forth below)					$7,959,233	$5,431,941
Undistributed (overdistributed) net investment income (loss)					$(1,955)	$25,163

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$1,078,216	$703,859	$794,035	$149,678
Reinvested	77,175	42,734	30,724	28,934
Redeemed	(267,547)	(106,032)	(165,828)	(72,521)
Net Increase (Decrease)	$887,844	$640,561	$658,931	$106,091
Shares:
Sold	75,757	49,697	56,030	10,584
Reinvested	5,451	3,034	2,178	2,052
Redeemed	(18,819)	(7,495)	(11,700)	(5,125)
Net Increase (Decrease)	62,389	45,236	46,508	7,511
Year Ended October 31, 2012
Dollars:
Sold	$1,164,173	$810,397	$806,777	$218,850
Reinvested	67,743	34,729	22,603	35,702
Redeemed	(334,017)	(129,606)	(188,882)	(111,538)
Net Increase (Decrease)	$897,899	$715,520	$640,498	$143,014
Shares:
Sold	85,762	59,888	59,768	16,215
Reinvested	5,024	2,587	1,678	2,665
Redeemed	(24,830)	(9,668)	(14,091)	(8,378)
Net Increase (Decrease)	65,956	52,807	47,355	10,502

Distributions:
Period Ended April 30, 2013
From net investment
income	$(67,863)	$(44,829) $	(42,357) $	(23,736)
From net realized gain
on investments	(18,897)	(14,535)	(11,126)	(6,746)
Total Dividends and
Distributions	$(86,760)	$(59,364) $	(53,483) $	(30,482)
Year Ended October 31, 2012
From net investment
income	$(75,263)	$(48,417) $	(40,590) $	(36,225)
From net realized gain
on investments	(3,275)	(2,416)	(1,535)	(1,752)
Total Dividends and
Distributions	$(78,538)	$(50,833) $	(42,125) $	(37,977)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Real Estate Securities Fund

					Period Ended	Year Ended
					April 30, 2013	October 31, 2012
Operations
Net investment income (loss)					$13,216	$13,483
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					54,113	24,675
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					154,089	93,781
		Net Increase (Decrease) in Net Assets Resulting from Operations			221,418	131,939

Dividends and Distributions to Shareholders
From net investment income					(53,411)	(13,934)
From net realized gain on investments					(20,475)	–
				Total Dividends and Distributions	(73,886)	(13,934)

Capital Share Transactions
Net increase (decrease) in capital share transactions					114,369	726,781
				Total increase (decrease) in net assets	261,901	844,786

Net Assets
Beginning of period					1,110,708	265,922
End of period (including undistributed net investment income as set forth below)					$1,372,609	$1,110,708
Undistributed (overdistributed) net investment income (loss)					$(36,327)	$3,868

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$35,209	$8,256	$16,586	$90,934
Reinvested	2,116	297	326	70,458
Redeemed	(5,320)	(793)	(1,239)	(102,461)
Net Increase (Decrease)	$32,005	$7,760	$15,673	$58,931
Shares:
Sold	4,372	1,045	1,943	10,699
Reinvested	271	39	39	8,530
Redeemed	(665)	(102)	(146)	(11,994)
Net Increase (Decrease)	3,978	982	1,836	7,235
Year Ended October 31, 2012
Dollars:
Sold	$11,092	$2,402	$4,099	$731,824
Reinvested	249	31	42	13,488
Redeemed	(6,077)	(812)	(1,236)	(28,321)
Net Increase (Decrease)	$5,264	$1,621	$2,905	$716,991
Shares:
Sold	1,503	330	529	97,742
Reinvested	36	5	6	1,781
Redeemed	(875)	(118)	(167)	(3,623)
Net Increase (Decrease)	664	217	368	95,900

Distributions:
Period Ended April 30, 2013
From net investment
income	$(1,571) $	(275) $	(423) $	(51,142)
From net realized gain on
investments	(599)	(112)	(142)	(19,622)
Total Dividends and Distributions $	(2,170) $	(387) $	(565) $	(70,764)
Year Ended October 31, 2012
From net investment
income	$(295) $	(49) $	(100) $	(13,490)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	(295) $	(49) $	(100) $	(13,490)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

								Government & High
Amounts in thousands									Quality Bond Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)									$21,974	$	51,070
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									6,944		15,823
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(7,974)		14,960
		Net Increase (Decrease) in Net Assets Resulting from Operations							20,944		81,853

Dividends and Distributions to Shareholders
From net investment income								(28,981)			(64,963)
					Total Dividends and Distributions			(28,981)			(64,963)

Capital Share Transactions
Net increase (decrease) in capital share transactions									55,096		168,304
				Total increase (decrease) in net assets					47,059		185,194

Net Assets
Beginning of period								1,921,729		1,736,535
End of period (including undistributed net investment income as set forth below)								$1,968,788		$1,921,729
Undistributed (overdistributed) net investment income (loss)									$(9,620)	$	(2,613)

	Class A	Class B	Class C	Class J	Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$73,789	$296	$21,439	$28,875	$8,751	$69,723	$567	$630	$3,570	$2,650	$3,394
Reinvested	7,029	97	1,155	2,201	238	16,817	44	82	287	164	308
Redeemed	(87,899)	(2,416)	(18,249)	(20,718)	(8,094)	(33,798)	(788)	(1,422)	(5,463)	(1,958)	(6,205)
Net Increase (Decrease)	$(7,081) $	(2,023) $	4,345	$10,358	$895	$52,742	$(177) $	(710) $	(1,606) $	856	$(2,503)
Shares:
Sold	6,513	26	1,895	2,545	770	6,154	50	56	315	233	298
Reinvested	621	9	102	194	21	1,484	4	7	25	14	27
Redeemed	(7,765)	(214)	(1,614)	(1,827)	(714)	(2,980)	(69)	(126)	(482)	(172)	(546)
Net Increase (Decrease)	(631)	(179)	383	912	77	4,658	(15)	(63)	(142)	75	(221)
Year Ended October 31, 2012
Dollars:
Sold	$178,032	$1,264	$53,391	$54,872	$16,971	$70,668	$1,421	$2,942	$9,261	$4,775	$8,162
Reinvested	14,858	347	2,319	4,528	472	38,788	115	212	716	375	682
Redeemed	(105,274)	(8,435)	(24,196)	(27,910)	(12,824)	(95,387)	(1,368)	(4,026)	(9,063)	(3,447)	(4,937)
Net Increase (Decrease)	$87,616	$(6,824) $	31,514	$31,490	$4,619	$14,069	$168	$(872) $	914	$1,703	$3,907
Shares:
Sold	15,720	111	4,720	4,840	1,497	6,228	126	260	819	422	720
Reinvested	1,312	31	205	399	42	3,424	10	19	63	33	60
Redeemed	(9,304)	(747)	(2,141)	(2,463)	(1,130)	(8,427)	(121)	(356)	(800)	(305)	(436)
Net Increase (Decrease)	7,728	(605)	2,784	2,776	409	1,225	15	(77)	82	150	344

Distributions:
Period Ended April 30, 2013
From net investment
income	$(7,438) $	(102) $	(1,220) $	(2,226) $	(283) $	(16,823) $	(44) $	(82) $	(291) $	(164) $	(308)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(7,438) $	(102) $	(1,220) $	(2,226) $	(283) $	(16,823) $	(44) $	(82) $	(291) $	(164) $	(308)
Year Ended October 31, 2012
From net investment
income	$(15,994) $	(372) $	(2,524) $	(4,570) $	(593) $	(38,799) $	(115) $	(212) $	(727) $	(375) $	(682)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(15,994) $	(372) $	(2,524) $	(4,570) $	(593) $	(38,799) $	(115) $	(212) $	(727) $	(375) $	(682)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							High Yield Fund

							Period Ended	Year Ended
							April 30, 2013	October 31, 2012
Operations
Net investment income (loss)							$127,183	$245,862
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							55,528	39,120
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							99,764	146,852
		Net Increase (Decrease) in Net Assets Resulting from Operations					282,475	431,834

Dividends and Distributions to Shareholders
From net investment income							(137,080)	(253,332)
From net realized gain on investments							(32,621)	(114,420)
						Total Dividends and Distributions	(169,701)	(367,752)

Capital Share Transactions
Net increase (decrease) in capital share transactions							130,834	280,531
						Total increase (decrease) in net assets	243,608	344,613

Net Assets
Beginning of period							3,773,646	3,429,033
End of period (including undistributed net investment income as set forth below)							$4,017,254	$3,773,646
Undistributed (overdistributed) net investment income (loss)							$(9,715)	$182

	Class A	Class B		Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$335,718	$654		$51,046	$127,106	$270,045
Reinvested	72,501	1,346		19,163	20,487	34,227
Redeemed	(424,208)	(6,701)		(80,756)	(129,709)	(160,085)
Net Increase (Decrease)	$(15,989) $	(4,701	) $	(10,547) $ 17,884		$144,187
Shares:
Sold	42,401	82		6,385	16,009	34,284
Reinvested	9,142	169		2,398	2,581	4,363
Redeemed	(53,534)	(841)		(10,096)	(16,347)	(20,312)
Net Increase (Decrease)	(1,991)	(590)		(1,313)	2,243	18,335
Year Ended October 31, 2012
Dollars:
Sold	$832,997	$1,182		$140,525	$254,208	$340,318
Reinvested	160,240	3,635		40,543	39,306	67,187
Redeemed	(858,267)	(15,967)		(113,711)	(170,543)	(441,122)
Net Increase (Decrease)	$134,970	$(11,150	) $	67,357	$122,971	$(33,617)
Shares:
Sold	109,398	155		18,284	33,299	45,040
Reinvested	21,254	481		5,345	5,205	9,001
Redeemed	(112,931)	(2,088)		(14,790)	(22,324)	(58,421)
Net Increase (Decrease)	17,721	(1,452)		8,839	16,180	(4,380)

Distributions:
Period Ended April 30, 2013
From net investment
income	$(65,234) $	(1,252	) $	(18,842) $ (21,680) $		(30,072)
From net realized gain on
investments	(15,596)	(344)		(4,985)	(4,930)	(6,766)
Total Dividends and
Distributions	$(80,830) $	(1,596	) $	(23,827) $ (26,610) $		(36,838)
Year Ended October 31, 2012
From net investment
income	$(125,066) $	(2,890	) $	(35,054) $ (37,474) $		(52,848)
From net realized gain on
investments	(57,241)	(1,706)		(17,710)	(15,505)	(22,258)
Total Dividends and
Distributions	$(182,307) $	(4,596	) $	(52,764) $ (52,979) $		(75,106)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				High Yield Fund I

				Period Ended	Year Ended
				April 30, 2013	October 31, 2012
Operations
Net investment income (loss)				$41,738	$91,089
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				16,264	31,338
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				38,233	42,888
			Net Increase (Decrease) in Net Assets Resulting from Operations	96,235	165,315

Dividends and Distributions to Shareholders
From net investment income				(109,155)	(109,881)
From net realized gain on investments				(34,647)	(32,592)
			Total Dividends and Distributions	(143,802)	(142,473)

Capital Share Transactions
Net increase (decrease) in capital share transactions				328,292	(466,461)
			Total increase (decrease) in net assets	280,725	(443,619)

Net Assets
Beginning of period				1,189,513	1,633,132
End of period (including undistributed net investment income as set forth below)				$1,470,238	$1,189,513
Undistributed (overdistributed) net investment income (loss)				$(117)	$67,300

	Class A(a) Institutional
Capital Share Transactions:
Periods Ended April 30, 2013
Dollars:
Sold		$111	$314,360
Reinvested		–	141,505
Redeemed		–	(127,684)
Net Increase (Decrease)		$111	$328,181
Shares:
Sold		10	28,550
Reinvested		–	13,103
Redeemed		–	(11,772)
Net Increase (Decrease)		10	29,881
Year Ended October 31, 2012
Dollars:
Sold		N/A $	375,435
Reinvested		N/A	141,967
Redeemed		N/A	(983,863)
Net Increase (Decrease)	N/A $	(466,461)
Shares:
Sold		N/A	34,718
Reinvested		N/A	13,946
Redeemed		N/A	(91,866)
Net Increase (Decrease)		N/A	(43,202)

Distributions:
Periods Ended April 30, 2013
From net investment
income		$–	$(109,155)
From net realized gain on
investments		–	(34,647)
Total Dividends and Distributions $		–	$(143,802)
Year Ended October 31, 2012
From net investment
income	N/A $	(109,881)
From net realized gain on
investments	N/A		(32,592)
From tax return of capital	N/A		–
Total Dividends and Distributions	N/A $	(142,473)

(a)	Period from March 1, 2013, date operations commenced, through April 30, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Income Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$44,920		$	86,561
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								15,693			(7,051)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									2,176		102,322
		Net Increase (Decrease) in Net Assets Resulting from Operations						62,789			181,832

Dividends and Distributions to Shareholders
From net investment income								(48,847)			(90,963)
					Total Dividends and Distributions			(48,847)			(90,963)

Capital Share Transactions
Net increase (decrease) in capital share transactions								196,971			660,209
				Total increase (decrease) in net assets				210,913			751,078

Net Assets
Beginning of period								2,349,937		1,598,859
End of period (including undistributed net investment income as set forth below)								$2,560,850		$2,349,937
Undistributed (overdistributed) net investment income (loss)								$(12,764)		$	(8,837)

	Class A	Class B Class C		Class J	Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$61,663	$290	$15,821	$25,562	$7,153	$172,289	$1,967	$621	$6,562	$4,703	$8,586
Reinvested	6,314	173	1,224	1,749	278	37,638	27	22	352	197	365
Redeemed	(52,129)	(3,186)	(13,062)	(15,670)	(3,568)	(61,080)	(478)	(182)	(2,778)	(1,699)	(2,753)
Net Increase (Decrease)	$15,848	$(2,723) $	3,983	$11,641	$3,863	$148,847	$1,516	$461	$4,136	$3,201	$6,198
Shares:
Sold	6,209	29	1,585	2,568	719	17,302	197	62	657	470	861
Reinvested	635	18	123	176	28	3,777	3	2	35	20	36
Redeemed	(5,251)	(321)	(1,310)	(1,577)	(359)	(6,136)	(48)	(18)	(278)	(171)	(277)
Net Increase (Decrease)	1,593	(274)	398	1,167	388	14,943	152	46	414	319	620
Year Ended October 31, 2012
Dollars:
Sold	$108,557	$1,364	$33,173	$41,500	$10,103	$518,651	$883	$865	$9,144	$8,185	$10,090
Reinvested	12,400	528	2,311	3,023	408	69,547	19	30	525	193	604
Redeemed	(64,059)	(7,075)	(15,982)	(15,870)	(5,383)	(50,098)	(255)	(71)	(1,946)	(3,267)	(7,888)
Net Increase (Decrease)	$56,898	$(5,183) $	19,502	$28,653	$5,128	$538,100	$647	$824	$7,723	$5,111	$2,806
Shares:
Sold	11,189	141	3,400	4,271	1,042	53,427	89	90	940	836	1,032
Reinvested	1,276	54	237	310	42	7,127	2	3	54	20	62
Redeemed	(6,614)	(730)	(1,641)	(1,639)	(554)	(5,126)	(26)	(7)	(199)	(337)	(794)
Net Increase (Decrease)	5,851	(535)	1,996	2,942	530	55,428	65	86	795	519	300

Distributions:
Period Ended April 30, 2013
From net investment income $	(6,612) $	(190) $	(1,321) $	(1,776) $	(342) $	(37,643) $	(27) $	(22) $	(352) $	(197) $	(365)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(6,612) $	(190) $	(1,321) $	(1,776) $	(342) $	(37,643) $	(27) $	(22) $	(352) $	(197) $	(365)
Year Ended October 31, 2012
From net investment income $ (13,178) $		(590) $	(2,634) $	(3,060) $	(563) $	(69,565) $	(19) $	(30) $	(525) $	(193) $	(606)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (13,178) $		(590) $	(2,634) $	(3,060) $	(563) $	(69,565) $	(19) $	(30) $	(525) $	(193) $	(606)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Inflation Protection Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	3,294	$7,671
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									13,644	48,198
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(14,372)	1,382
		Net Increase (Decrease) in Net Assets Resulting from Operations							2,566	57,251

Dividends and Distributions to Shareholders
From net investment income									(3,836)	(2,585)
					Total Dividends and Distributions				(3,836)	(2,585)

Capital Share Transactions
Net increase (decrease) in capital share transactions									66,544	(25,756)
				Total increase (decrease) in net assets					65,274	28,910

Net Assets
Beginning of period									808,967	780,057
End of period (including undistributed net investment income as set forth below)									$874,241	$808,967
Undistributed (overdistributed) net investment income (loss)								$	1,210	$1,752

	Class A	Class C	Class J Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$4,816	$1,141	$2,211	$127,885	$337	$234	$2,261	$1,404	$1,194
Reinvested	73	–	17	3,699	2	1	16	8	16
Redeemed	(8,235)	(1,859)	(4,053)	(58,460)	(941)	(546)	(1,007)	(692)	(2,978)
Net Increase (Decrease)	$(3,346) $	(718) $	(1,825) $	73,124	$(602) $	(311) $	1,270	$720	$(1,768)
Shares:
Sold	518	125	242	13,868	37	26	247	154	130
Reinvested	8	–	2	398	–	–	2	1	2
Redeemed	(889)	(204)	(446)	(6,339)	(103)	(60)	(110)	(76)	(323)
Net Increase (Decrease)	(363)	(79)	(202)	7,927	(66)	(34)	139	79	(191)
Year Ended October 31, 2012
Dollars:
Sold	$14,703	$4,259	$8,484	$340,052	$981	$756	$2,551	$1,747	$3,182
Reinvested	30	2	13	2,523	1	1	4	2	7
Redeemed	(17,334)	(1,267)	(7,862)	(373,495)	(576)	(637)	(1,975)	(695)	(1,213)
Net Increase (Decrease)	$(2,601) $	2,994	$635	$(30,920) $	406	$120	$580	$1,054	$1,976
Shares:
Sold	1,634	481	969	38,134	110	87	292	196	358
Reinvested	4	–	2	284	–	–	–	–	1
Redeemed	(1,947)	(143)	(894)	(42,062)	(65)	(73)	(222)	(77)	(136)
Net Increase (Decrease)	(309)	338	77	(3,644)	45	14	70	119	223

Distributions:
Period Ended April 30, 2013
From net investment income $	(77) $	–	$(17) $	(3,699) $	(2) $	(1) $	(16) $	(8) $	(16)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(77) $	–	$(17) $	(3,699) $	(2) $	(1) $	(16) $	(8) $	(16)
Year Ended October 31, 2012
From net investment income $	(32) $	(2) $	(13) $	(2,523) $	(1) $	(1) $	(4) $	(2) $	(7)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(32) $	(2) $	(13) $	(2,523) $	(1) $	(1) $	(4) $	(2) $	(7)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Emerging Markets Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	4,423	$	19,855
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									60,174	(34,013)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									38,912		78,177
		Net Increase (Decrease) in Net Assets Resulting from Operations						103,509			64,019

Dividends and Distributions to Shareholders
From net investment income								(21,495)		(17,557)
					Total Dividends and Distributions			(21,495)		(17,557)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(61,956)		121,230
				Total increase (decrease) in net assets					20,058	167,692

Net Assets
Beginning of period								1,625,729		1,458,037
End of period (including undistributed net investment income as set forth below)								$1,645,787		$1,625,729
Undistributed (overdistributed) net investment income (loss)								$	195	$	17,267

	Class A	Class B	Class C	Class J	Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$14,285	$57	$1,483	$12,307	$828	$138,136	$759	$724	$3,442	$3,185	$5,225
Reinvested	1,012	–	–	1,862	21	17,352	36	59	363	268	478
Redeemed	(21,514)	(1,838)	(2,973)	(22,169)	(845)	(190,974)	(1,146)	(3,063)	(8,925)	(2,340)	(8,051)
Net Increase (Decrease)	$(6,217) $	(1,781) $	(1,490) $	(8,000) $	4	$(35,486) $	(351) $	(2,280) $	(5,120) $	1,113	$(2,348)
Shares:
Sold	550	2	59	491	32	5,364	29	28	135	125	203
Reinvested	39	–	–	75	1	680	2	2	14	10	19
Redeemed	(831)	(75)	(120)	(891)	(33)	(7,545)	(46)	(121)	(351)	(92)	(314)
Net Increase (Decrease)	(242)	(73)	(61)	(325)	–	(1,501)	(15)	(91)	(202)	43	(92)
Year Ended October 31, 2012
Dollars:
Sold	$18,174	$250	$3,107	$25,135	$3,184	$267,506	$1,516	$2,081	$13,643	$7,400	$10,446
Reinvested	858	–	–	1,505	20	14,203	12	59	225	231	356
Redeemed	(26,423)	(3,747)	(3,387)	(37,901)	(2,839)	(138,846)	(2,367)	(3,975)	(10,388)	(11,066)	(7,742)
Net Increase (Decrease)	$(7,391) $	(3,497) $	(280) $ (11,261) $		365	$142,863	$(839) $	(1,835) $	3,480	$(3,435) $	3,060
Shares:
Sold	759	11	132	1,086	136	11,175	65	88	598	314	439
Reinvested	39	–	–	70	1	648	–	3	11	10	16
Redeemed	(1,108)	(166)	(147)	(1,655)	(123)	(5,933)	(101)	(173)	(445)	(470)	(325)
Net Increase (Decrease)	(310)	(155)	(15)	(499)	14	5,890	(36)	(82)	164	(146)	130

Distributions:
Period Ended April 30, 2013
From net investment income $	(1,027) $	–	$–	$(1,864) $	(32) $	(17,368) $	(36) $	(59) $	(363) $	(268) $	(478)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,027) $	–	$–	$(1,864) $	(32) $	(17,368) $	(36) $	(59) $	(363) $	(268) $	(478)
Year Ended October 31, 2012
From net investment income $	(874) $	–	$–	$(1,507) $	(30) $	(14,263) $	(12) $	(59) $	(225) $	(231) $	(356)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(874) $	–	$–	$(1,507) $	(30) $	(14,263) $	(12) $	(59) $	(225) $	(231) $	(356)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	11,441	$	8,901
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								166,998			207,390
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								114,634			38,897
		Net Increase (Decrease) in Net Assets Resulting from Operations						293,073			255,188

Dividends and Distributions to Shareholders
From net investment income								(14,845)			(5,364)
					Total Dividends and Distributions			(14,845)			(5,364)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(189,994)			(121,489)
				Total increase (decrease) in net assets					88,234		128,335

Net Assets
Beginning of period								2,399,884			2,271,549
End of period (including undistributed net investment income as set forth below)								$2,488,118			$2,399,884
Undistributed (overdistributed) net investment income (loss)								$	1,952	$	5,356

	Class A Class B		Class C Class J		Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$9,925	$72	$1,054	$3,652	$9,379	$104,263	$569	$1,278	$777	$3,028	$7,835
Reinvested	344	–	–	113	57	13,604	–	–	12	38	587
Redeemed	(25,007)	(1,970)	(1,339)	(5,238)	(2,666)	(277,647)	(2,776)	(2,109)	(5,705)	(1,894)	(20,230)
Net Increase (Decrease)	$(14,738) $	(1,898) $	(285) $	(1,473) $	6,770	$(159,780) $	(2,207) $	(831) $	(4,916) $	1,172	$(11,808)
Shares:
Sold	1,084	8	122	420	1,036	11,086	64	137	80	313	823
Reinvested	39	–	–	13	6	1,505	–	–	1	4	64
Redeemed	(2,740)	(230)	(154)	(602)	(290)	(29,062)	(315)	(236)	(601)	(199)	(2,172)
Net Increase (Decrease)	(1,617)	(222)	(32)	(169)	752	(16,471)	(251)	(99)	(520)	118	(1,285)
Year Ended October 31, 2012
Dollars:
Sold	$16,995	$255	$2,063	$7,660	$1,153	$502,592	$1,833	$1,469	$3,021	$4,159	$21,619
Reinvested	–	–	–	–	2	5,224	–	–	–	–	41
Redeemed	(46,669)	(4,980)	(3,193)	(9,179)	(924)	(548,202)	(9,373)	(2,984)	(19,152)	(15,519)	(29,400)
Net Increase (Decrease)	$(29,674) $	(4,725) $	(1,130) $	(1,519) $	231	$(40,386) $	(7,540) $	(1,515) $ (16,131) $ (11,360) $			(7,740)
Shares:
Sold	2,013	32	257	952	132	58,515	223	175	339	478	2,462
Reinvested	–	–	–	–	–	672	–	–	–	–	5
Redeemed	(5,560)	(631)	(393)	(1,143)	(108)	(62,298)	(1,167)	(373)	(2,190)	(1,743)	(3,387)
Net Increase (Decrease)	(3,547)	(599)	(136)	(191)	24	(3,111)	(944)	(198)	(1,851)	(1,265)	(920)

Distributions:
Period Ended April 30, 2013
From net investment income $	(350) $	–	$–	$(113) $	(67) $	(13,678) $	–	$–	$(12) $	(38) $	(587)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(350) $	–	$–	$(113) $	(67) $	(13,678) $	–	$–	$(12) $	(38) $	(587)
Year Ended October 31, 2012
From net investment income $	–	$–	$–	$–	$(3) $	(5,320) $	–	$–	$–	$–	$(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$(3) $	(5,320) $	–	$–	$–	$–	$(41)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund I

								Period Ended	Year Ended
								April 30, 2013	October 31, 2012
Operations
Net investment income (loss)								$17,197	$10,194
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								162,718	220,166
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								471,291	156,316
		Net Increase (Decrease) in Net Assets Resulting from Operations						651,206	386,676

Dividends and Distributions to Shareholders
From net investment income								(25,087)	(4,620)
From net realized gain on investments								(214,461)	(121,184)
					Total Dividends and Distributions			(239,548)	(125,804)

Capital Share Transactions
Net increase (decrease) in capital share transactions								419,057	1,375,155
				Total increase (decrease) in net assets				830,715	1,636,027

Net Assets
Beginning of period								4,943,716	3,307,689
End of period (including undistributed net investment income as set forth below)								$5,774,431	$4,943,716
Undistributed (overdistributed) net investment income (loss)								$1,078	$8,968

Class A(a) Class J Institutional				R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Periods Ended April 30, 2013
Dollars:
Sold	$164	$8,373	$378,107	$831	$2,115	$31,801	$17,082	$24,453
Reinvested	–	3,303	219,287	280	616	4,562	3,019	8,478
Redeemed	–	(8,327)	(219,954)	(1,153)	(3,159)	(10,289)	(7,190)	(33,342)
Net Increase (Decrease)	$164	$3,349	$377,440	$(42) $	(428) $	26,074	$12,911	$(411)
Shares:
Sold	15	903	36,736	88	222	3,195	1,720	2,406
Reinvested	–	372	21,973	30	68	478	315	867
Redeemed	–	(908)	(21,249)	(118)	(329)	(1,050)	(731)	(3,382)
Net Increase (Decrease)	15	367	37,460	–	(39)	2,623	1,304	(109)
Year Ended October 31, 2012
Dollars:
Sold	N/A $	15,869	$1,515,219	$2,886	$7,264	$43,875	$32,272	$100,392
Reinvested	N/A	2,408	114,171	140	366	2,419	1,263	5,034
Redeemed	N/A	(14,739)	(371,160)	(1,184)	(4,189)	(19,199)	(7,526)	(50,426)
Net Increase (Decrease)	N/A $	3,538	$1,258,230	$1,842	$3,441	$27,095	$26,009	$55,000
Shares:
Sold	N/A	1,787	154,930	309	789	4,646	3,467	10,449
Reinvested	N/A	313	13,293	17	46	293	153	598
Redeemed	N/A	(1,682)	(36,767)	(128)	(462)	(1,983)	(799)	(5,071)
Net Increase (Decrease)	N/A	418	131,456	198	373	2,956	2,821	5,976

Distributions:
Periods Ended April 30, 2013
From net investment
income	$–	$(56) $	(24,207)	$–	$–	$(83) $	(171) $	(570)
From net realized gain on
investments	–	(3,250)	(195,080)	(280)	(616)	(4,479)	(2,848)	(7,908)
Total Dividends and
Distributions	$–	$(3,306) $ (219,287)		$(280) $	(616) $	(4,562) $	(3,019) $	(8,478)
Year Ended October 31, 2012
From net investment
income	N/A $	–	$(4,620)	$–	$–	$–	$–	$–
From net realized gain on
investments	N/A	(2,410)	(109,552)	(140)	(366)	(2,419)	(1,263)	(5,034)
Total Dividends and
Distributions	N/A $	(2,410) $ (114,172)		$(140) $	(366) $	(2,419) $	(1,263) $	(5,034)

(a)	Period from March 1, 2013, date operations commenced, through April 30, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap S&P 500 Index Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	29,699	$46,586
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									13,060	26,397
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									359,831	277,005
		Net Increase (Decrease) in Net Assets Resulting from Operations							402,590	349,988

Dividends and Distributions to Shareholders
From net investment income									(52,369)	(41,058)
					Total Dividends and Distributions				(52,369)	(41,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions									120,975	205,548
				Total increase (decrease) in net assets					471,196	514,478

Net Assets
Beginning of period									2,816,532	2,302,054
End of period (including undistributed net investment income as set forth below)									$3,287,728	$2,816,532
Undistributed (overdistributed) net investment income (loss)								$	13,778	$36,448

	Class A	Class C Class J Institutional			R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$12,418	$1,996	$25,990	$151,503	$1,588	$3,516	$28,959	$21,600	$51,957
Reinvested	2,443	86	5,619	34,383	188	443	2,673	2,019	4,470
Redeemed	(16,081)	(1,153)	(31,006)	(100,468)	(2,690)	(6,993)	(24,177)	(9,890)	(38,418)
Net Increase (Decrease)	$(1,220) $	929	$603	$85,418	$(914) $	(3,034) $	7,455	$13,729	$18,009
Shares:
Sold	1,173	190	2,484	14,428	152	334	2,783	2,050	4,870
Reinvested	244	8	566	3,442	19	44	267	201	442
Redeemed	(1,541)	(112)	(2,993)	(9,611)	(255)	(676)	(2,294)	(962)	(3,718)
Net Increase (Decrease)	(124)	86	57	8,259	(84)	(298)	756	1,289	1,594
Year Ended October 31, 2012
Dollars:
Sold	$15,051	$2,668	$31,707	$285,806	$3,150	$9,716	$59,766	$26,807	$63,962
Reinvested	2,185	65	4,940	25,845	164	395	1,939	1,911	3,571
Redeemed	(26,468)	(1,672)	(51,388)	(97,081)	(4,583)	(12,886)	(38,179)	(43,481)	(58,362)
Net Increase (Decrease)	$(9,232) $	1,061	$(14,741) $	214,570	$(1,269) $	(2,775) $	23,526	$(14,763) $	9,171
Shares:
Sold	1,581	284	3,349	30,194	335	1,018	6,361	2,811	6,600
Reinvested	251	8	572	2,978	19	45	222	219	406
Redeemed	(2,789)	(178)	(5,465)	(10,169)	(485)	(1,364)	(3,962)	(4,538)	(6,241)
Net Increase (Decrease)	(957)	114	(1,544)	23,003	(131)	(301)	2,621	(1,508)	765

Distributions:
Period Ended April 30, 2013
From net investment
income	$(2,480) $	(88) $	(5,624) $	(34,384) $	(188) $	(443) $	(2,673) $	(2,019) $	(4,470)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,480) $	(88) $	(5,624) $	(34,384) $	(188) $	(443) $	(2,673) $	(2,019) $	(4,470)
Year Ended October 31, 2012
From net investment
income	$(2,222) $	(67) $	(4,944) $	(25,845) $	(164) $	(395) $	(1,939) $	(1,911) $	(3,571)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,222) $	(67) $	(4,944) $	(25,845) $	(164) $	(395) $	(1,939) $	(1,911) $	(3,571)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)									$24,636	$30,700
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								148,705		81,716
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								114,378		172,465
		Net Increase (Decrease) in Net Assets Resulting from Operations						287,719		284,881

Dividends and Distributions to Shareholders
From net investment income								(38,399)		(20,946)
					Total Dividends and Distributions			(38,399)		(20,946)

Capital Share Transactions
Net increase (decrease) in capital share transactions									60,787	92,480
				Total increase (decrease) in net assets				310,107		356,415

Net Assets
Beginning of period								1,849,735		1,493,320
End of period (including undistributed net investment income as set forth below)								$2,159,842		$1,849,735
Undistributed (overdistributed) net investment income (loss)									$11,088	$24,851

	Class A	Class B	Class C Class J Institutional			R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$7,367	$43	$1,530	$9,452	$84,513	$186	$261	$500	$1,020	$8,899
Reinvested	2,556	4	21	847	34,556	14	25	46	34	234
Redeemed	(11,393)	(617)	(185)	(6,536)	(69,361)	(118)	(244)	(321)	(967)	(1,579)
Net Increase (Decrease)	$(1,470) $	(570) $	1,366	$3,763	$49,708	$82	$42	$225	$87	$7,554
Shares:
Sold	632	4	131	828	7,302	16	23	43	90	809
Reinvested	234	–	2	79	3,185	1	2	4	3	21
Redeemed	(996)	(54)	(16)	(577)	(5,977)	(10)	(22)	(28)	(86)	(140)
Net Increase (Decrease)	(130)	(50)	117	330	4,510	7	3	19	7	690
Year Ended October 31, 2012
Dollars:
Sold	$7,228	$93	$438	$7,613	$232,596	$338	$247	$630	$1,149	$2,070
Reinvested	1,367	–	4	412	19,014	6	11	23	24	50
Redeemed	(22,373)	(2,100)	(480)	(9,204)	(140,911)	(606)	(692)	(1,035)	(1,694)	(1,738)
Net Increase (Decrease)	$(13,778) $	(2,007) $	(38) $	(1,179) $	110,699	$(262) $	(434) $	(382) $	(521) $	382
Shares:
Sold	719	10	43	760	23,002	34	24	61	111	200
Reinvested	148	–	1	45	2,069	1	1	3	3	5
Redeemed	(2,214)	(211)	(48)	(934)	(13,809)	(61)	(68)	(102)	(164)	(169)
Net Increase (Decrease)	(1,347)	(201)	(4)	(129)	11,262	(26)	(43)	(38)	(50)	36

Distributions:
Period Ended April 30, 2013
From net investment income $	(2,617) $	(4) $	(22) $	(847) $	(34,556) $	(14) $	(25) $	(46) $	(34) $	(234)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,617) $	(4) $	(22) $	(847) $	(34,556) $	(14) $	(25) $	(46) $	(34) $	(234)
Year Ended October 31, 2012
From net investment income $	(1,401) $	–	$(4) $	(413) $	(19,014) $	(6) $	(11) $	(23) $	(24) $	(50)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,401) $	–	$(4) $	(413) $	(19,014) $	(6) $	(11) $	(23) $	(24) $	(50)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										MidCap Fund(a)

									Period Ended		Year Ended
									April 30, 2013		October 31, 2012
Operations
Net investment income (loss)									$	11,978	$	14,000
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										80,357		62,360
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									615,099		340,473
		Net Increase (Decrease) in Net Assets Resulting from Operations							707,434		416,833

Dividends and Distributions to Shareholders
From net investment income									(40,041)			(7,270)
From net realized gain on investments									(57,420)		(110,330)
						Total Dividends and Distributions			(97,461)		(117,600)

Capital Share Transactions
Net increase (decrease) in capital share transactions									1,182,738		1,684,986
						Total increase (decrease) in net assets			1,792,711		1,984,219

Net Assets
Beginning of period									3,670,608		1,686,389
End of period (including undistributed net investment income as set forth below)									$5,463,319		$3,670,608
Undistributed (overdistributed) net investment income (loss)									$(19,143)		$	8,920

	Class A	Class B Class C			Class J	Class P Institutional R-1			R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$441,470	$329 $ 112,829			$27,001	$252,827	$630,160	$5,829	$14,206	$35,803	$34,419	$57,111
Reinvested	25,868	286		2,350	5,348	12,709	33,991	202	395	1,976	2,310	2,162
Redeemed	(145,088)	(5,457)		(9,198)	(22,467)	(69,802)	(217,961)	(1,520)	(4,574)	(13,888)	(12,794)	(14,094)
Net Increase (Decrease)	$322,250	$(4,842) $ 105,981			$9,882	$195,734	$446,190	$4,511	$10,027	$23,891	$23,935	$45,179
Shares:
Sold	26,682	21		7,141	1,696	15,034	37,891	367	874	2,199	2,073	3,445
Reinvested	1,655	19		157	354	805	2,148	13	26	128	146	138
Redeemed	(8,873)	(344)		(586)	(1,427)	(4,237)	(13,109)	(97)	(285)	(859)	(775)	(861)
Net Increase (Decrease)	19,464	(304)		6,712	623	11,602	26,930	283	615	1,468	1,444	2,722
Year Ended October 31, 2012
Dollars:
Sold	$501,563	$812		$91,328	$34,136	$481,539	$934,873	$6,256	$14,580	$60,678	$55,569	$48,945
Reinvested	39,698	1,582		1,898	11,863	13,638	34,874	122	497	1,258	2,946	3,256
Redeemed	(182,937)	(13,059)		(12,443)	(39,429)	(72,207)	(268,696)	(1,056)	(4,470)	(10,511)	(20,203)	(31,914)
Net Increase (Decrease)	$358,324	$(10,665	) $	80,783	$6,570	$422,970	$701,051	$5,322	$10,607	$51,425	$38,312	$20,287
Shares:
Sold	34,556	58		6,527	2,454	33,300	63,600	442	1,049	4,197	3,756	3,342
Reinvested	3,081	127		154	954	1,045	2,665	10	40	99	225	251
Redeemed	(12,635)	(937)		(886)	(2,823)	(4,916)	(18,427)	(77)	(314)	(728)	(1,370)	(2,159)
Net Increase (Decrease)	25,002	(752)		5,795	585	29,429	47,838	375	775	3,568	2,611	1,434

Distributions:
Period Ended April 30, 2013
From net investment
income	$(10,317) $	– $		(869) $	(1,896) $ (5,990) $		(18,191) $	(69) $	(161) $	(749) $	(907) $	(892)
From net realized gain on
investments	(17,330)	(292)		(2,230)	(3,460)	(7,863)	(21,867)	(133)	(343)	(1,227)	(1,403)	(1,272)
Total Dividends and
Distributions	$(27,647) $	(292	) $	(3,099) $	(5,356) $ (13,853) $		(40,058) $	(202) $	(504) $	(1,976) $	(2,310) $	(2,164)
Year Ended October 31, 2012
From net investment
income	$(1,389) $	– $		–	$(308) $ (1,334) $		(3,843) $	–	$–	$(5) $	(189) $	(202)
From net realized gain on
investments	(40,212)	(1,617)		(2,579)	(11,573)	(12,982)	(33,675)	(122)	(503)	(1,253)	(2,757)	(3,057)
Total Dividends and
Distributions	$(41,601) $	(1,617	) $	(2,579) $ (11,881) $ (14,316) $			(37,518) $	(122) $	(503) $	(1,258) $	(2,946) $	(3,259)

(a)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Money Market Fund

										Period Ended		Year Ended
										April 30, 2013		October 31, 2012
Operations
Net investment income (loss)										$	–		$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											151		4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											–		–
		Net Increase (Decrease) in Net Assets Resulting from Operations									151		4

Capital Share Transactions
Net increase (decrease) in capital share transactions											(56,118)		(214,857)
						Total increase (decrease) in net assets					(55,967)		(214,853)

Net Assets
Beginning of period											1,123,781		1,338,634
End of period (including undistributed net investment income as set forth below)											$1,067,814		$1,123,781
Undistributed (overdistributed) net investment income (loss)										$	–		$–

	Class A	Class B		Class C	Class J	Institutional		R -1 (a)	R -2 (a)	R -3 (a)	R -4 (a)	R -5 (a)
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$246,038	$1,170		$6,707	$80,934	$154,959		N/A	N/A	N/A	N/A	N/A
Redeemed	(265,531)	(4,864)		(9,498)	(94,696)	(171,337)		N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$(19,493) $	(3,694) $		(2,791) $ (13,762) $		(16,378)		N/A	N/A	N/A	N/A	N/A
Shares:
Sold	246,038	1,170		6,707	80,934	154,959		N/A	N/A	N/A	N/A	N/A
Redeemed	(265,531)	(4,864)		(9,498)	(94,696)	(171,337)		N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	(19,493)	(3,694)		(2,791)	(13,762)	(16,378)		N/A	N/A	N/A	N/A	N/A
Year Ended October 31, 2012
Dollars:
Sold	$442,667	$3,747		$11,727 $ 128,717		$320,222		$1,197	$1,003	$6,140	$3,954	$11,723
Redeemed	(500,860)	(14,548)		(21,963)	(163,054)	(229,692)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	$(58,193) $ (10,801) $ (10,236) $				(34,337) $	90,530		$(8,698) $ (21,198) $ (46,982) $ (24,170) $				(90,772)
Shares:
Sold	442,667	3,747		11,727	128,717	320,222		1,197	1,003	6,140	3,954	11,723
Redeemed	(500,860)	(14,548)		(21,963)	(163,054)	(229,692)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	(58,193)	(10,801)		(10,236)	(34,337)	90,530		(8,698)	(21,198)	(46,982)	(24,170)	(90,772)

Distributions:
Period Ended April 30, 2013
From net investment
income	$–	$–	$	– $	–	$–		N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–		–	–	–		N/A	N/A	N/A	N/A	N/A
Total Dividends and
Distributions	$–	$–	$	– $	–	$–		N/A	N/A	N/A	N/A	N/A
Year Ended October 31, 2012
From net investment
income	$–	$–	$	– $	–	$–	$	– $	–	$–	$–	$–
From net realized gain on
investments	–	–		–	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$	– $	–	$–	$	– $	–	$–	$–	$–

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal Capital Appreciation Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)									$15,633	$19,769
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									38,134	30,709
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								208,789		143,648
		Net Increase (Decrease) in Net Assets Resulting from Operations						262,556		194,126

Dividends and Distributions to Shareholders
From net investment income								(26,749)		(14,952)
From net realized gain on investments								(20,351)		(20,341)
					Total Dividends and Distributions			(47,100)		(35,293)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(43,962)		(5,481)
				Total increase (decrease) in net assets				171,494		153,352

Net Assets
Beginning of period								1,763,135		1,609,783
End of period (including undistributed net investment income as set forth below)								$1,934,629		$1,763,135
Undistributed (overdistributed) net investment income (loss)									$5,286	$16,402

	Class A	Class B Class C Class P Institutional				R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$29,256	$122	$3,195	$2,859	$29,163	$274	$550	$7,735	$1,259	$4,516
Reinvested	13,903	610	499	344	30,059	37	43	347	256	481
Redeemed	(46,631)	(9,739)	(3,409)	(2,424)	(101,799)	(541)	(157)	(1,734)	(565)	(2,471)
Net Increase (Decrease)	$(3,472) $	(9,007) $	285	$779	$(42,577) $	(230) $	436	$6,348	$950	$2,526
Shares:
Sold	664	3	86	64	661	6	12	176	28	104
Reinvested	329	17	14	8	704	1	1	8	6	11
Redeemed	(1,066)	(260)	(92)	(55)	(2,302)	(12)	(3)	(40)	(13)	(56)
Net Increase (Decrease)	(73)	(240)	8	17	(937)	(5)	10	144	21	59
Year Ended October 31, 2012
Dollars:
Sold	$47,070	$296	$4,193	$6,666	$126,157	$369	$267	$5,470	$6,152	$9,908
Reinvested	11,368	781	350	180	21,321	32	37	174	159	432
Redeemed	(99,930)	(22,507)	(4,688)	(2,480)	(94,082)	(348)	(502)	(4,108)	(5,048)	(13,170)
Net Increase (Decrease)	$(41,492) $ (21,430) $		(145) $	4,366	$53,396	$53	$(198) $	1,536	$1,263	$(2,830)
Shares:
Sold	1,170	9	122	160	3,131	9	7	136	156	249
Reinvested	309	25	11	5	572	1	1	5	5	12
Redeemed	(2,486)	(663)	(137)	(61)	(2,292)	(9)	(13)	(104)	(126)	(316)
Net Increase (Decrease)	(1,007)	(629)	(4)	104	1,411	1	(5)	37	35	(55)

Distributions:
Period Ended April 30, 2013
From net investment income $	(7,478) $	(107) $	(193) $	(221) $	(18,112) $	(16) $	(20) $	(188) $	(142) $	(272)
From net realized gain on
investments	(6,837)	(520)	(339)	(163)	(11,966)	(21)	(23)	(159)	(114)	(209)
Total Dividends and Distributions $ (14,315) $		(627) $	(532) $	(384) $	(30,078) $	(37) $	(43) $	(347) $	(256) $	(481)
Year Ended October 31, 2012
From net investment income $	(4,517) $	– $	(28) $	(89) $	(9,974) $	(12) $	(13) $	(72) $	(64) $	(183)
From net realized gain on
investments	(7,223)	(807)	(344)	(113)	(11,364)	(20)	(24)	(102)	(95)	(249)
Total Dividends and Distributions $ (11,740) $		(807) $	(372) $	(202) $	(21,338) $	(32) $	(37) $	(174) $	(159) $	(432)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Securities Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	16,790	$	21,692
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									76,899	255,235
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								179,005		(60,814)
		Net Increase (Decrease) in Net Assets Resulting from Operations						272,694		216,113

Dividends and Distributions to Shareholders
From net investment income								(10,307)		(15,917)
					Total Dividends and Distributions			(10,307)		(15,917)

Capital Share Transactions
Net increase (decrease) in capital share transactions								115,033		(470,648)
				Total increase (decrease) in net assets				377,420		(270,452)

Net Assets
Beginning of period								1,468,583		1,739,035
End of period (including undistributed net investment income as set forth below)								$1,846,003		$1,468,583
Undistributed (overdistributed) net investment income (loss)								$	11,216	$	4,733

	Class A	Class B	Class C	Class J	Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$22,738	$117	$5,089	$11,897	$11,568	$237,599	$1,151	$2,127	$6,779	$9,283	$11,763
Reinvested	754	2	28	769	108	6,783	25	58	241	250	692
Redeemed	(32,681)	(1,646)	(2,419)	(16,797)	(4,495)	(120,000)	(1,851)	(4,005)	(8,162)	(6,342)	(16,390)
Net Increase (Decrease)	$(9,189) $	(1,527) $	2,698	$(4,131) $	7,181	$124,382	$(675) $	(1,820) $	(1,142) $	3,191	$(3,935)
Shares:
Sold	1,089	6	245	581	556	11,479	56	105	330	454	574
Reinvested	36	–	1	38	5	326	1	3	12	13	34
Redeemed	(1,605)	(80)	(119)	(833)	(217)	(5,894)	(89)	(198)	(405)	(319)	(825)
Net Increase (Decrease)	(480)	(74)	127	(214)	344	5,911	(32)	(90)	(63)	148	(217)
Year Ended October 31, 2012
Dollars:
Sold	$58,341	$273	$7,270	$22,287	$10,328	$361,015	$2,999	$4,944	$17,954	$17,382	$28,913
Reinvested	1,030	–	–	1,015	75	11,207	28	75	308	331	1,051
Redeemed	(40,818)	(4,261)	(5,302)	(28,338)	(7,807)	(865,437)	(3,162)	(4,260)	(13,559)	(13,877)	(30,653)
Net Increase (Decrease)	$18,553	$(3,988) $	1,968	$(5,036) $	2,596	$(493,215) $	(135) $	759	$4,703	$3,836	$(689)
Shares:
Sold	3,190	14	388	1,206	542	19,157	160	269	962	949	1,563
Reinvested	53	–	–	54	4	589	1	4	16	18	56
Redeemed	(2,190)	(229)	(287)	(1,552)	(409)	(45,765)	(167)	(235)	(733)	(745)	(1,622)
Net Increase (Decrease)	1,053	(215)	101	(292)	137	(26,019)	(6)	38	245	222	(3)

Distributions:
Period Ended April 30, 2013
From net investment income $	(769) $	(2) $	(31) $	(770) $	(182) $	(7,284) $	(25) $	(60) $	(242) $	(250) $	(692)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(769) $	(2) $	(31) $	(770) $	(182) $	(7,284) $	(25) $	(60) $	(242) $	(250) $	(692)
Year Ended October 31, 2012
From net investment income $	(1,054) $	–	$–	$(1,016) $	(214) $	(11,836) $	(28) $	(76) $	(311) $	(331) $	(1,051)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,054) $	–	$–	$(1,016) $	(214) $	(11,836) $	(28) $	(76) $	(311) $	(331) $	(1,051)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Short-Term Income Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	12,267		$25,074
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									4,743		6,762
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									537		27,088
		Net Increase (Decrease) in Net Assets Resulting from Operations							17,547		58,924

Dividends and Distributions to Shareholders
From net investment income								(12,131)			(23,851)
					Total Dividends and Distributions			(12,131)			(23,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions								184,033			342,648
				Total increase (decrease) in net assets				189,449			377,721

Net Assets
Beginning of period								1,525,830			1,148,109
End of period (including undistributed net investment income as set forth below)								$1,715,279			$1,525,830
Undistributed (overdistributed) net investment income (loss)								$	1,365		$1,229

	Class A	Class C	Class J	Class P Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$110,532	$20,405	$40,839	$37,771	$177,915	$530	$1,044	$7,595	$1,646	$4,725
Reinvested	2,486	256	751	200	7,974	10	7	48	22	40
Redeemed	(82,604)	(17,830)	(19,796)	(27,817)	(69,323)	(1,008)	(272)	(9,152)	(1,319)	(1,642)
Net Increase (Decrease)	$30,414	$2,831	$21,794	$10,154	$116,566	$(468) $	779	$(1,509) $	349	$3,123
Shares:
Sold	8,992	1,658	3,324	3,071	14,478	43	85	618	134	385
Reinvested	202	21	61	16	648	1	1	4	2	3
Redeemed	(6,719)	(1,449)	(1,611)	(2,262)	(5,640)	(82)	(22)	(745)	(108)	(134)
Net Increase (Decrease)	2,475	230	1,774	825	9,486	(38)	64	(123)	28	254
Year Ended October 31, 2012
Dollars:
Sold	$192,010	$35,046	$49,676	$42,318	$339,422	$1,966	$1,295	$8,843	$2,632	$2,317
Reinvested	5,166	713	1,318	345	15,282	16	10	61	37	51
Redeemed	(166,454)	(29,586)	(19,642)	(30,258)	(104,890)	(851)	(376)	(1,678)	(690)	(1,451)
Net Increase (Decrease)	$30,722	$6,173	$31,352	$12,405	$249,814	$1,131	$929	$7,226	$1,979	$917
Shares:
Sold	15,907	2,897	4,105	3,504	28,102	162	107	725	218	192
Reinvested	428	59	109	29	1,264	1	1	5	3	4
Redeemed	(13,849)	(2,450)	(1,628)	(2,505)	(8,683)	(70)	(31)	(139)	(57)	(120)
Net Increase (Decrease)	2,486	506	2,586	1,028	20,683	93	77	591	164	76

Distributions:
Period Ended April 30, 2013
From net investment income $	(2,619) $	(292) $	(760) $	(347) $	(7,986) $	(10) $	(7) $	(48) $	(22) $	(40)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,619) $	(292) $	(760) $	(347) $	(7,986) $	(10) $	(7) $	(48) $	(22) $	(40)
Year Ended October 31, 2012
From net investment income $	(5,497) $	(851) $	(1,330) $	(642) $	(15,356) $	(16) $	(10) $	(61) $	(37) $	(51)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,497) $	(851) $	(1,330) $	(642) $	(15,356) $	(16) $	(10) $	(61) $	(37) $	(51)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

								Period Ended		Year Ended
								April 30, 2013		October 31, 2012
Operations
Net investment income (loss)								$	1,670		$559
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									28,437		31,027
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									32,671		(6,711)
		Net Increase (Decrease) in Net Assets Resulting from Operations							62,778		24,875

Dividends and Distributions to Shareholders
From net investment income									(1,547)		–
From net realized gain on investments									(2,003)		–
					Total Dividends and Distributions				(3,550)		–

Capital Share Transactions
Net increase (decrease) in capital share transactions									(8,052)		123,474
				Total increase (decrease) in net assets					51,176		148,349

Net Assets
Beginning of period								358,489			210,140
End of period (including undistributed net investment income as set forth below)								$409,665			$358,489
Undistributed (overdistributed) net investment income (loss)								$	683		$560

	Class A	Class B	Class C	Class J Institutional		R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$8,385	$92	$1,351	$7,611	$694	$319	$392	$603	$974	$2,052
Reinvested	1,124	26	45	1,489	639	14	14	47	32	107
Redeemed	(12,174)	(1,435)	(1,148)	(13,771)	(251)	(376)	(934)	(1,158)	(632)	(2,183)
Net Increase (Decrease)	$(2,665) $	(1,317) $	248	$(4,671) $	1,082	$(43) $	(528) $	(508) $	374	$(24)
Shares:
Sold	489	6	82	459	39	18	23	35	54	115
Reinvested	71	2	3	97	39	1	1	3	2	7
Redeemed	(731)	(92)	(71)	(856)	(15)	(22)	(59)	(68)	(35)	(127)
Net Increase (Decrease)	(171)	(84)	14	(300)	63	(3)	(35)	(30)	21	(5)
Year Ended October 31, 2012
Dollars:
Sold	$9,356	$69	$1,236	$6,155	$1,403	$201	$248	$681	$629	$1,496
Issued in acquisitions	57,056	3,357	5,812	70,064	8,169	2,375	2,481	5,877	2,360	8,892
Redeemed	(19,578)	(3,096)	(1,831)	(21,430)	(6,741)	(720)	(1,160)	(2,324)	(2,301)	(5,262)
Net Increase (Decrease)	$46,834	$330	$5,217	$54,789	$2,831	$1,856	$1,569	$4,234	$688	$5,126
Shares:
Sold	623	5	86	427	88	14	17	45	41	96
Issued in acquisitions	3,660	230	386	4,653	505	155	162	376	148	551
Redeemed	(1,299)	(221)	(125)	(1,475)	(435)	(48)	(78)	(151)	(147)	(331)
Net Increase (Decrease)	2,984	14	347	3,605	158	121	101	270	42	316

Distributions:
Period Ended April 30, 2013
From net investment income $	(414) $	(1) $	(2) $	(642) $	(392) $	(2) $	(1) $	(20) $	(15) $	(58)
From net realized gain on
investments	(719)	(26)	(45)	(848)	(247)	(12)	(13)	(27)	(17)	(49)
Total Dividends and Distributions $	(1,133) $	(27) $	(47) $	(1,490) $	(639) $	(14) $	(14) $	(47) $	(32) $	(107)
Year Ended October 31, 2012
From net investment income $	–	$–	$–	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Tax-Exempt Bond Fund

						Period Ended	Year Ended
						April 30, 2013	October 31, 2012
Operations
Net investment income (loss)						$5,335	$10,163
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						2,019	1,206
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(851)	14,650
			Net Increase (Decrease) in Net Assets Resulting from Operations			6,503	26,019

Dividends and Distributions to Shareholders
From net investment income						(5,248)	(9,922)
					Total Dividends and Distributions	(5,248)	(9,922)

Capital Share Transactions
Net increase (decrease) in capital share transactions						2,043	17,611
					Total increase (decrease) in net assets	3,298	33,708

Net Assets
Beginning of period						265,225	231,517
End of period (including undistributed net investment income as set forth below)						$268,523	$265,225
Undistributed (overdistributed) net investment income (loss)						$824	$737

	Class A		Class B		Class C
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$27,577		$52		$1,902
Reinvested	4,080		25		143
Redeemed	(29,066)		(535)		(2,135)
Net Increase (Decrease)	$2,591		$(458	) $	(90)
Shares:
Sold	3,599		7		248
Reinvested	535		3		19
Redeemed	(3,816)		(70)		(279)
Net Increase (Decrease)	318		(60)		(12)
Year Ended October 31, 2012
Dollars:
Sold	$32,758		$120		$4,805
Reinvested	7,453		66		237
Redeemed	(25,232)		(1,144)		(1,452)
Net Increase (Decrease)	$14,979		$(958	) $	3,590
Shares:
Sold	4,425		16		648
Reinvested	1,006		9		32
Redeemed	(3,408)		(155)		(196)
Net Increase (Decrease)	2,023		(130)		484

Distributions:
Period Ended April 30, 2013
From net investment income $	(5,048	) $	(28	) $	(172)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(5,048	) $	(28	) $	(172)
Year Ended October 31, 2012
From net investment income $	(9,561	) $	(75	) $	(286)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(9,561	) $	(75	) $	(286)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Fund, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Class B shares of the Funds are no longer available for purchase. Information presented in these financial statements pertains to the Class A, Class B, Class C, and Class P shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective February 17, 2012, SmallCap Blend Fund acquired all the assets and assumed all the liabilities of SmallCap Growth Fund and SmallCap Value Fund pursuant to a plan of acquisition approved by shareholders on February 6, 2012. The purpose of the acquisition was to combine three funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 9,305,000 and 5,577,000 shares from SmallCap Growth Fund and SmallCap Value Fund, respectively, for 5,048,000 and 5,779,000 shares valued at $77,655,000 and $88,788,000 of SmallCap Blend Fund at an approximate exchange rate of .55, .56, .55, .53, .57, .54, .55, .55, .56 and .56 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares and 1.04, 1.07, 1.05, 1.04, 1.01, 1.04, 1.04, 1.04, 1.02 and 1.02 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund, with a fair value of approximately $76,026,000 and a cost of $66,907,000, and the investment securities of SmallCap Value Fund with a fair value of approximately $86,640,000 and a cost of $79,096,000 at February 17, 2012 were the primary assets acquired by SmallCap Blend Fund. For financial reporting purposes, assets received and shares issued by SmallCap Blend Fund were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund and SmallCap Value Fund was carried forward to align ongoing reporting of SmallCap Blend Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund, SmallCap Value Fund and SmallCap Blend Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $77,655,000 ($21,950,000 of accumulated realized losses and $9,119,000 of unrealized appreciation), $88,788,000 ($22,070,000 of accumulated realized losses and $7,544,000 of unrealized appreciation), and $233,320,000, respectively. The aggregate net assets of SmallCap Blend Fund immediately following the acquisition were $399,763,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2011, the beginning of the fiscal year for SmallCap Blend Fund, SmallCap Blend Fund’s pro forma results of operations for the period ended April 30, 2012, would have been $423,000 of net investment gain, $43,477,000 of net realized and unrealized gain on investments, and $43,900,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Blend Fund that have been included in the SmallCap Blend Fund’s statement of operations since February 17, 2012.

Effective March 6, 2012, Money Market Fund discontinued the operations of Classes R-1, R-2, R-3, R-4 & R-5 and remitted the redemption proceeds to the respective shareholders.

Effective March 1, 2013, the initial purchase of $10,000 of Class A shares of High Yield Fund I was made by the Manager. Effective March 1, 2013, the initial purchase of $10,000 of Class A shares of LargeCap Growth Fund I was made by the Manager. Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

On April 25, 2013, the Manager made a payment to Money Market Fund to cover certain realized losses related to prior year’s security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other publically traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publically traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies (continued)

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International
International Fund		Securities Fund		Emerging Markets Fund
Japanese Yen	18.1%	Japanese Yen	12.7%	Hong Kong Dollar	18.0%
British Pound	17.1	Hong Kong Dollar	10.2	Taiwan Dollar	13.0
Euro	16.3	Australian Dollar	7.1	South Korean Won	12.3
Canadian Dollar	8.1	British Pound	5.8	Brazilian Real	10.1
Swiss Franc	5.3			Indian Rupee	6.4
				South African Rand	5.6

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2013, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies (continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2013, Diversified International Fund had no foreign tax refund receivable and no deferred tax liability and International Emerging Markets Fund had a foreign tax refund receivable of $6,000 and no deferred tax liability relating to foreign securities.

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2013 International Emerging Markets Fund, LargeCap Growth Fund and Real Estate Securities Fund each borrowed from the Facility. Bond & Mortgage Securities Fund, Diversified International Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Fund, Principal Capital Appreciation Fund, Short-Term Income Fund, and SmallCap Blend Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2013, Global Diversified Income Fund, Global Real Estate Securities Fund, High Yield Fund I, International Emerging Markets Fund, LargeCap Growth Fund I, and Tax-Exempt Bond Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rate notes are included in each Funds’ schedule of investments.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2013 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies it owns or in which it may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2013, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	108,294	$8,101
Options written	1,021,122	97,323
Options expired	(113,679)	(7,524)
Options closed	(736,233)	(66,076)
Options exercised	(101,064)	(8,958)
Balance at end of period	178,440	22,866

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Inflation Protection Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	304	142,500,000	1,658
Options expired	—	—	—
Options closed	(175)	—	(116)
Options exercised	(129)	—	(95)
Balance at end of period	—	142,500,000	1,447

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. The unfunded loan commitments are marked to market daily. As of April 30, 2013, the unfunded loan commitments were as follows (amounts in thousands):

Unfunded Loan Commitment
Bond & Mortgage Securities Fund	$7,010
Global Diversified Income Fund	58,641
High Yield Fund	151,838

Swap Agreements. Bond & Mortgage Securities Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of April 30, 2013 counterparties had pledged collateral for swap agreements of $230,000 for Bond & Mortgage Securities Fund and $1,099,013 for Inflation Protection Fund. This collateral is maintained in a segregated account by the counterparties for the benefit of the fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2013				Liability Derivatives April 30, 2013
Derivatives not accounted for			Fair			Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value		Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—		Payables, Net Assets Consist of Net unrealized	$517
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$23		Payables	$63
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$297		Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
		Total $	320			$580
Global Diversified Income Fund
Equity contracts	Receivables		$—		Payables	$37,221
Foreign exchange contracts	Receivables		$738		Payables	$1,498
		Total $	738			$38,719
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—		Payables, Net Assets Consist of Net unrealized	$578
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
Inflation Protection Fund
Foreign exchange contracts	Receivables		$—		Payables	$109
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$2,289* Payables, Net Assets Consist of Net unrealized			$2,542	*
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
		Total $	2,289	*		$2,651	*
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$4,506* Payables, Net Assets Consist of Net unrealized			$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,079* Payables, Net Assets Consist of Net unrealized			$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap Value Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$183* Payables, Net Assets Consist of Net unrealized			$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments

Short-Term Income Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$—		Payables, Net Assets Consist of Net unrealized	$258	*
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$165* Payables, Net Assets Consist of Net unrealized			$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(2,903)	$1,581
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$259	$(66)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Swap	$(139)	$254
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
	Total	$(2,783)	$1,769

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Global Diversified Income Fund

Equity contracts	Net realized gain (loss) from Options and	$(59,769)	$(19,315)
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$4,195	$(995)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(55,574)	$(20,310)

High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$(671)	$(578)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(25)	$(109)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$1,005	$(518)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$980	$(627)

LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$14,330	$10,001
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$6,996	$3,345
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$2,377	$1,056
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures	$(225)	$(86)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$1,581	$281
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Inflation Protection Fund and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a fixed income security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

		Fair
	Asset	Value at		Unobservable
Fund	Type	04/30/13	Valuation Technique	input	Input Values (s)
Short-Term Income Fund	Bonds	$—	Benchmark Pricing	Base Price	$0.00
	Bonds	17,528	Indicative Market Quotations	Broker Quote	100.16
	Bonds	5,927	Third Party Vendor	Broker Quote	100.87
		23,455

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided inputs to value Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred from Level 2 to Level 1 at April 30, 2013 because of movement from bid prices received to exchange close prices received for preferred securities.

Global Diversified Income Fund

$ 27,152,592

The following is a summary of the inputs used as of April 30, 2013, in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds		$—	$1,449,910	$10,669	$1,460,579
Common Stocks*		—	—	—	—
Preferred Stocks
Financial		10,072	1,234	—	11,306
Repurchase Agreements		—	135,820	—	135,820
Senior Floating Rate Interests		—	76,412	—	76,412
U.S. Government & Government Agency Obligations		—	972,699	—	972,699
	Total investments in securities $	10,072	$2,636,075	$10,669	$2,656,816
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$22	$—	$22
Interest Rate Contracts**
Interest Rate Swaps		$—	$297	$—	$297
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(517)	$—	$(517)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(62)	$—	$(62)

California Municipal Fund
Municipal Bonds		$—	$241,163	$—	$241,163
	Total investments in securities $	—	$241,163	$—	$241,163

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$61,502	$224,375	$—	$285,877
Communications		43,852	273,795	—	317,647
Consumer, Cyclical		67,199	500,202	—	567,401
Consumer, Non-cyclical		61,288	752,179	—	813,467
Diversified		6,279	19,736	—	26,015
Energy		107,443	233,264	—	340,707
Financial		150,719	1,106,269	—	1,256,988
Industrial		70,740	405,592	—	476,332
Technology		—	198,599	—	198,599
Utilities		6,673	90,110	—	96,783
Preferred Stocks
Basic Materials		—	7,145	—	7,145
Communications		—	6,760	—	6,760
Consumer, Non-cyclical		1,889	—	—	1,889
Financial		—	15,318	—	15,318
Repurchase Agreements		—	19,374	—	19,374
	Total investments in securities $	577,584	$3,852,718	$—	$4,430,302

Equity Income Fund
Common Stocks*		$4,856,129	$—	$—	$4,856,129
Repurchase Agreements		—	112,807	—	112,807
	Total investments in securities $	4,856,129	$112,807	$—	$4,968,936

Global Diversified Income Fund
Bonds		$—	$4,427,138	$41,508	$4,468,646
Common Stocks
Basic Materials		8,704	4,641	—	13,345
Communications		193,122	24,137	5,152	222,411
Consumer, Cyclical		15,573	8,921	—	24,494
Consumer, Non-cyclical		65,769	27,666	—	93,435
Diversified		—	4,568	—	4,568
Energy		582,391	35,815	—	618,206
Exchange Traded Funds		198	—	—	198
Financial		210,316	200,241	—	410,557
Industrial		35,294	37,930	—	73,224
Technology		35,704	17,090	—	52,794
Utilities		458,160	42,565	—	500,725
Convertible Bonds		—	68	—	68
Convertible Preferred Stocks		4,044	—	—	4,044
Credit Linked Structured Notes		—	38,938	4,711	43,649
Preferred Stocks
Communications		37,433	12,650	—	50,083
Financial		300,838	52,485	—	353,323
Government		—	10,713	—	10,713
Industrial		1,063	—	—	1,063
Utilities		30,317	—	—	30,317
Repurchase Agreements		—	101,426	—	101,426
Senior Floating Rate Interests		—	647,155	46	647,201
	Total investments in securities $	1,978,926	$5,694,147	$51,417	$7,724,490
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$738	$—	$738
Liabilities
Equity Contracts**
Options		$(37,221)	$—	$—	$(37,221)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(1,498)	$—	$(1,498)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$17,135	$—	$17,135
Diversified		—	23,079	—	23,079
Financial		698,427	608,013	—	1,306,440
	Total investments in securities $	698,427	$648,227	$—	$1,346,654

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds	$—	$611,085	$14,392	$625,477
Repurchase Agreements	—	29,942	—	29,942
U.S. Government & Government Agency Obligations	—	1,314,052	—	1,314,052
Total investments in securities $	—	$1,955,079	$14,392	$1,969,471

High Yield Fund
Bonds	$—	$3,348,900	$32,169	$3,381,069
Common Stocks*	1,162	—	—	1,162
Convertible Bonds	—	—	3,659	3,659
Preferred Stocks
Financial	—	23,684	—	23,684
Repurchase Agreements	—	158,489	—	158,489
Senior Floating Rate Interests	—	356,531	—	356,531
Total investments in securities $	1,162	$3,887,604	$35,828	$3,924,594
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(578)	$—	$(578)

High Yield Fund I
Bonds	$—	$1,297,202	$3,060	$1,300,262
Common Stocks
Basic Materials	10	—	1,291	1,301
Consumer, Cyclical	1,695	—	82	1,777
Consumer, Non-cyclical	—	—	—	—
Financial	496	—	298	794
Industrial	340	—	276	616
Utilities	2,100	—	—	2,100
Convertible Bonds	—	303	—	303
Convertible Preferred Stocks	1,806	—	—	1,806
Preferred Stocks
Consumer, Non-cyclical	—	—	—	—
Financial	3,790	6,409	—	10,199
Industrial	—	—	—	—
Repurchase Agreements	—	28,617	—	28,617
Senior Floating Rate Interests	—	87,228	—	87,228
Total investments in securities $	10,237	$1,419,759	$5,007	$1,435,003

Income Fund
Bonds	$—	$1,708,085	$22,160	$1,730,245
Common Stocks
Financial	—	—	6	6
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	29,810	—	29,810
Repurchase Agreements	—	107,779	—	107,779
Senior Floating Rate Interests	—	15,443	—	15,443
U.S. Government & Government Agency Obligations	—	645,334	—	645,334
Total investments in securities $	—	$2,506,451	$22,166	$2,528,617

Inflation Protection Fund
Bonds	$—	$23,729	$—	$23,729
U.S. Government & Government Agency Obligations	—	849,714	—	849,714
Purchased Interest Rate Swaptions	—	1,121	—	1,121
Total investments in securities $	—	$874,564	$—	$874,564
Assets
Interest Rate Contracts**
Futures	$492	$—	$—	$492
Interest Rate Swaps	$—	$676	$—	$676
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(109)	$—	$(109)
Interest Rate Contracts**
Futures	$(1,214)	$—	$—	$(1,214)
Interest Rate Swaps	$—	$(11)	$—	$(11)
Interest Rate Swaptions	$—	$(1,317)	$—	$(1,317)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$49,392	$54,985	$—	$104,377
Communications		32,021	91,579	—	123,600
Consumer, Cyclical		11,490	83,548	—	95,038
Consumer, Non-cyclical		123,149	43,219	—	166,368
Diversified		8,741	34,585	—	43,326
Energy		64,890	116,424	—	181,314
Financial		117,775	329,180	—	446,955
Industrial		4,034	102,586	—	106,620
Technology		—	213,912	—	213,912
Utilities		7,506	70,322	—	77,828
Preferred Stocks
Basic Materials		—	14,641	—	14,641
Communications		—	11,875	—	11,875
Financial		—	30,684	—	30,684
Repurchase Agreements		—	22,896	—	22,896
	Total investments in securities $	418,998	$1,220,436	$—	$1,639,434

LargeCap Growth Fund
Common Stocks*		$2,420,740	$—	$—	$2,420,740
Repurchase Agreements		—	57,204	—	57,204
	Total investments in securities $	2,420,740	$57,204	$—	$2,477,944

LargeCap Growth Fund I
Common Stocks*		$5,610,594	$—	$—	$5,610,594
Repurchase Agreements		—	131,343	—	131,343
	Total investments in securities $	5,610,594	$131,343	$—	$5,741,937
Assets
Equity Contracts**
Futures		$4,506	$—	$—	$4,506

LargeCap S&P 500 Index Fund
Common Stocks*		$3,233,838	$—	$—	$3,233,838
Repurchase Agreements		—	45,582	—	45,582
	Total investments in securities $	3,233,838	$45,582	$—	$3,279,420
Assets
Equity Contracts**
Futures		$1,079	$—	$—	$1,079

LargeCap Value Fund
Common Stocks*		$2,139,622	$—	$—	$2,139,622
Repurchase Agreements		—	15,897	—	15,897
	Total investments in securities $	2,139,622	$15,897	$—	$2,155,519
Assets
Equity Contracts**
Futures		$183	$—	$—	$183

MidCap Fund
Common Stocks
Basic Materials		$205,130	$—	$—	$205,130
Communications		1,008,080	—	—	1,008,080
Consumer, Cyclical		796,660	—	—	796,660
Consumer, Non-cyclical		831,372	7,131	—	838,503
Diversified		101,900	—	—	101,900
Energy		410,569	—	—	410,569
Financial		1,438,480	—	—	1,438,480
Industrial		244,759	—	—	244,759
Technology		247,072	—	—	247,072
Utilities		93,294	—	—	93,294
Repurchase Agreements		—	39,254	—	39,254
	Total investments in securities $	5,377,316	$46,385	$—	$5,423,701

Money Market Fund
Bonds		$—	$148,798	$—	$148,798
Certificate of Deposit		—	21,200	—	21,200
Commercial Paper		—	670,183	—	670,183
Investment Companies		42,750	—	—	42,750
Municipal Bonds		—	81,535	—	81,535
Repurchase Agreements		—	100,850	—	100,850
	Total investments in securities $	42,750	$1,022,566	$—	$1,065,316

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal Capital Appreciation Fund
Common Stocks*		$1,896,891	$—	$—	$1,896,891
Repurchase Agreements		—	32,732	—	32,732
	Total investments in securities $	1,896,891	$32,732	$—	$1,929,623

Real Estate Securities Fund
Common Stocks*		$1,802,538	$—	$—	$1,802,538
Repurchase Agreements		—	29,310	—	29,310
	Total investments in securities $	1,802,538	$29,310	$—	$1,831,848

Short-Term Income Fund
Bonds		$—	$1,682,507	$23,455	$1,705,962
Repurchase Agreements		—	1,539	—	1,539
U.S. Government & Government Agency Obligations		—	3,893	—	3,893
	Total investments in securities $	—	$1,687,939	$23,455	$1,711,394
Liabilities
Interest Rate Contracts**
Futures		$(258)	$—	$—	$(258)

SmallCap Blend Fund
Common Stocks
Basic Materials		$9,554	$—	$—	$9,554
Communications		17,089	—	—	17,089
Consumer, Cyclical		63,043	—	—	63,043
Consumer, Non-cyclical		72,176	44	—	72,220
Energy		27,654	—	—	27,654
Financial		80,099	—	—	80,099
Industrial		62,927	—	—	62,927
Technology		43,664	—	—	43,664
Utilities		15,970	—	—	15,970
Repurchase Agreements		—	13,122	—	13,122
	Total investments in securities $	392,176	$13,166	$—	$405,342
Assets
Equity Contracts**
Futures		$165	$—	$—	$165

Tax-Exempt Bond Fund
Bonds		$—	$—	$647	$647
Municipal Bonds		—	274,883	—	274,883
	Total investments in securities $	—	$274,883	$647	$275,530

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Fund's have used Level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Accrued
				Discounts/
				Premiums							Net Change in Unrealized
		Value	Realized	and Change		Proceeds		Transfers Transfers		Value	Appreciation/(Depreciation)
	October 31,		Gain/	in Unrealized		from	into Level		Out of	April 30,	on Investments Held at
Fund		2012	(Loss)	Gain/(Loss)	Purchases	Sales		3 *	Level 3**	2013	April 30, 2013
Short-Term Income Fund
Bonds		$13,644	$(1)	$41	$17,961	$(690	) $	—	$(7,500) $	23,455	$41
	Total $	13,644	$(1)	$41	$17,961	$(690	) $	—	$(7,500) $	23,455	$41

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted.

2. Securities that have certain restrictions on trading;

3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service.

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)						Net Assets of Funds (in millions)
Over
	First Next		Next	$1.5		First		Next	Next	Over $1.5
	$500	$500	$500	billion		$500		$500	$500	billion
Global Real Estate Securities Fund	.90%	.88%	.86%	.85%	SmallCap Blend Fund		.75	.73	.71	.70
Inflation Protection Fund	.40	.38	.36	.35	Tax-Exempt Bond Fund		.45	.43	.41	.40

		Net Assets of Fund							Net Assets of Funds
		First $1	Over $1					First $2		Over $2
		billion		billion					billion	billion
California Municipal Fund		.45%		.40%	Government & High Quality Bond Fund				.50%	.45%

	Net Assets of Fund (in millions)						Net Assets of Fund (in millions)
	First	Next	Over				First		Next	Over $1
	$200	$300	$500				$500		$500	billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund			.625%		.50%	.375%

	Net Assets of Fund (in millions)						Net Assets of Fund (in billions)
	First		Over				First $2		Next $1	Over $3
	$250		$250				billion		billion	billion
High Yield Fund	.625%		.50%	Income Fund			.50%		.44%	.43%

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1 Over $3
	$500	$500	$500	$500	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
High Yield Fund I	.65	.63	.61	.60	.59	.58
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
Large Cap Value Fund	.45	.43	.41	.40	.39	.38
MidCap Fund	.65	.63	.61	.60	.59	.58
Money Market Fund	.40	.39	.38	.37	.36	.35
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78

		Net Assets of Fund (in millions)
	First	Next	Next $1 Next $1		Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

	Net Assets of Fund (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund	.60%	.55%	.50%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2012 through April 30, 2013
	Class A		Class B	Class C	Class J	Institutional		Expiration
Bond & Mortgage Securities Fund	.94%		1.60%	1.75%	N/A	N/A		February 28, 2014
California Municipal Fund	N/A		1.82	N/A	N/A	N/A		February 28, 2014
Diversified International Fund	N/A		2.47	2.08	N/A	N/A		February 28, 2014
Equity Income Fund	N/A		1.97	N/A	N/A	N/A		February 28, 2014
Global Diversified Income Fund	1.25		N/A	2.00	N/A	.90%*		February 28, 2014
Global Real Estate Securities Fund	1.45		N/A	2.20	N/A	1.00	**	February 28, 2014
Government & High Quality Bond Fund	.88		1.65	1.63	1.00%	N/A		February 28, 2014
High Yield Fund	N/A		1.92	N/A	N/A	.61	^	February 28, 2014
High Yield Fund I	1.05	^	N/A	N/A	N/A	N/A		February 28, 2014
Income Fund	N/A		1.90	N/A	1.10	N/A		February 28, 2014
Inflation Protection Fund	.90		N/A	1.65	1.15	N/A		February 28, 2014
International Emerging Markets Fund	N/A		2.78	2.80	N/A	N/A		February 28, 2014
LargeCap Growth Fund	N/A		2.25	N/A	N/A	N/A		February 28, 2014
LargeCap Growth Fund I	1.25	^	N/A	N/A	N/A	N/A		February 28, 2014
LargeCap S&P 500 Index Fund	.70		N/A	1.30	N/A	N/A		February 28, 2014
LargeCap Value Fund	N/A		2.00	1.70	N/A	N/A		February 28, 2014
MidCap Fund	N/A		2.09	1.95	N/A	N/A		February 28, 2014
Money Market Fund	N/A		1.55	1.79	N/A	N/A		February 28, 2014
Principal Capital Appreciation Fund	N/A		1.99	1.82	N/A	N/A		February 28, 2014
Real Estate Securities Fund	1.45		2.20	2.20	N/A	N/A		February 28, 2014
Short-Term Income Fund	N/A		N/A	1.67	1.07*	N/A		February 28, 2014
SmallCap Blend Fund	1.35		2.29	2.08	N/A	0.80		February 28, 2014
Tax-Exempt Bond Fund	.85		1.60	1.60	N/A	N/A		February 28, 2014

*	Expired February 28, 2013.
**	Prior to March 1, 2013 the expense limit was .95%.
^	Period from March 1, 2013 through April 30, 2013.

		Period from November 1, 2012 through April 30, 2013
	R -1	R -2	R -3	R -4	R -5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2014
Short-Term Income Fund	1.30	1.18	.99	.79	.68	February 28, 2014

In addition, the Manager has contractually agreed to limit management and investment advisory fees for LargeCap Growth Fund I through the period ended February 28, 2014. The expense limit will reduce the Fund’s management and investment advisory fees by .016%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

For the period November 1, 2012 through February 28, 2013, the Manager voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to the Institutional class of shares of certain of the Funds. The reductions and reimbursements were in amounts that maintained total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The operating expense limits are as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	LargeCap S&P 500 Index Fund	.20%
High Yield Fund	.56	MidCap Fund	.70
International Emerging Markets Fund	1.34	Short-Term Income Fund	.54

The Manager has voluntarily agreed to limit certain of the Fund’s expenses attributable to Class J shares of Bond & Mortgage Securities Fund and Short-Term Income Fund by paying, if necessary, expenses normally payable by the Fund, excluding interest expense. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .99% and 1.00%, respectively. The expense limit may be terminated at any time.

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2014.

For the period November 1, 2012 through February 28, 2013, the Manager voluntarily agreed to limit expenses attributable to Institutional Class shares of Money Market Fund. The expense limit maintained a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed .43%.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Income Fund	Class A	.15

The Distributor has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund) through February 28, 2014. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares.

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C shares, respectively. The expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for the LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2013, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$46	$1	$—	$6
California Municipal Fund	7	—	7	N/A
Diversified International Fund	87	2	—	4
Equity Income Fund	208	2	4	N/A
Global Diversified Income Fund	1,437	N/A	159	N/A
Global Real Estate Securities Fund	41	N/A	3	N/A
Government & High Quality Bond Fund	305	4	24	22
High Yield Fund	193	6	31	N/A
High Yield Fund I	1	N/A	N/A	N/A
Income Fund	255	5	8	21
Inflation Protection Fund	18	N/A	—	2
International Emerging Markets Fund	102	2	1	8
LargeCap Growth Fund	127	1	—	2
LargeCap Growth Fund I	—	N/A	N/A	7
LargeCap S&P 500 Index Fund	50	N/A	1	13
LargeCap Value Fund	66	—	—	3
MidCap Fund	515	4	21	7
Money Market Fund	3	3	3	44
Principal Capital Appreciation Fund	143	3	1	N/A
Real Estate Securities Fund	102	1	1	4
Short-Term Income Fund	307	N/A	12	24
SmallCap Blend Fund	70	1	3	3
Tax-Exempt Bond Fund	53	—	6	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2013, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Institutional
Bond & Mortgage Securities Fund	—	16,127
Diversified International Fund	—	81,530
Equity Income Fund	—	59,707
Global Real Estate Securities Fund	—	111
Government & High Quality Bond Fund	—	9
High Yield Fund	—	86
High Yield Fund I	1	69,559
Income Fund	—	19,380
Inflation Protection Fund	—	27,230
International Emerging Markets Fund	—	7,100
LargeCap Growth Fund	—	9,277
LargeCap Growth Fund I	1	183,528
LargeCap Value Fund	—	7,890
MidCap Fund	—	16
Money Market Fund	641	5,553
Principal Capital Appreciation Fund	—	4,623
Real Estate Securities Fund	—	29,337
Short-Term Income Fund	—	15,590
SmallCap Blend Fund	—	2,709

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $96,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

6. Capital Share Transactions

The following table reflects the conversion of Class B shares into Class A shares (reflected in the statement of changes in net assets as Class B shares and dollars redeemed and Class A dollars sold) for the period ended April 30, 2013 (amounts in thousands).

	Shares	Dollars		Shares	Dollars
Bond & Mortgage Securities Fund	72	$797	LargeCap Growth Fund	93	$799
California Municipal Fund	1	5	LargeCap Value Fund	40	462
Diversified International Fund	86	912	MidCap Fund	174	2,779
Equity Income Fund	101	2,057	Money Market Fund	1,124	1,124
Government & High Quality Bond Fund	80	909	Principal Capital Appreciation Fund	41	1,532
High Yield Fund	162	1,294	Real Estate Securities Fund	39	806
Income Fund	72	719	SmallCap Blend Fund	42	665
International Emerging Markets Fund	33	812	Tax-Exempt Bond Fund	26	197

7. Investment Transactions

For the period ended April 30, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$2,090,026	$1,902,289	International Emerging Markets Fund	$802,643	$893,321
California Municipal Fund	32,338	22,509	LargeCap Growth Fund	666,338	896,024
Diversified International Fund	2,051,382	1,539,413	LargeCap Growth Fund I	1,213,403	950,374
Equity Income Fund	470,478	333,218	LargeCap S&P 500 Index Fund	158,882	28,095
Global Diversified Income Fund	4,131,071	2,024,898	LargeCap Value Fund	1,140,781	1,075,451
Global Real Estate Securities Fund	482,657	436,512	MidCap Fund	1,387,512	342,931
Government & High Quality Bond Fund	376,207	320,393	Principal Capital Appreciation Fund	71,017	144,666
High Yield Fund	1,500,358	1,402,318	Real Estate Securities Fund	420,984	333,014
High Yield Fund I	629,665	421,623	Short-Term Income Fund	630,882	403,479
Income Fund	463,065	269,999	SmallCap Blend Fund	190,013	204,042
Inflation Protection Fund	—	3,671	Tax-Exempt Bond Fund	64,884	64,071

In addition Global Diversified Income Fund had $952,337,000 of covers on securities sold short and $923,601,000 of securities sold short.

For the period ended April 30, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$583,089	$735,794	Income Fund	$40,193	$24,744
Global Diversified Income Fund	7,886	–	Inflation Protection Fund	412,525	368,701
Government & High Quality Bond Fund	54,426	46,458	Short-Term Income Fund	1,723	1,664
High Yield Fund	25,000	24,922

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2013 and October 31, 2012 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2013	2012		2013	2012	*	2013	2012	^
Bond & Mortgage Securities Fund	$28,505	$69,911	$	— $	— $		— $	—
California Municipal Fund	—	15		4,625	9,159		—	—
Diversified International Fund	73,597	40,930		—	—		—	—
Equity Income Fund	69,841	110,312		—	—		—	—
Global Diversified Income Fund	196,205	200,495		—	—		33,884	8,978
Global Real Estate Securities Fund	73,886	13,934		—	—		—	—
Government & High Quality Bond Fund	28,981	64,963		—	—		—	—
High Yield Fund	163,325	270,385		—	—		6,376	97,367
High Yield Fund I	122,220	125,867		—	—		21,582	16,606
Income Fund	48,847	90,963		—	—		—	—
Inflation Protection Fund	3,836	2,585		—	—		—	—
International Emerging Markets Fund	21,495	17,557		—	—		—	—
LargeCap Growth Fund	14,845	5,364		—	—		—	—
LargeCap Growth Fund I	26,487	4,484		—	—		213,061	121,320
LargeCap S&P 500 Index Fund	52,369	41,058		—	—		—	—
LargeCap Value Fund	38,399	20,946		—	—		—	—
MidCap Fund	43,421	23,275		—	—		54,040	94,325
Principal Capital Appreciation Fund	26,749	20,224		—	—		20,351	15,069
Real Estate Securities Fund	10,307	15,917		—	—		—	—
Short-Term Income Fund	12,131	23,851		—	—		—	—
SmallCap Blend Fund	1,547	—		—	—		2,003	—
Tax-Exempt Bond Fund	—	18		5,248	9,904		—	—

*The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2012, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
California Municipal Fund	$—	$44	$—
Diversified International Fund	65,764	—	—
Equity Income Fund	6,031	—	—
Global Diversified Income Fund	32,682	—	33,868
Global Real Estate Securities Fund	62,468	—	—
High Yield Fund	33,044	—	6,370
High Yield Fund I	80,970	—	21,571
Income Fund	527	—	—
Inflation Protection Fund	1,777	—	—
International Emerging Markets Fund	19,818	—	—
LargeCap Growth Fund	5,356	—	—
LargeCap Growth Fund I	10,349	—	213,043
LargeCap S&P 500 Index Fund	36,447	—	—
LargeCap Value Fund	24,851	—	—
MidCap Fund	34,066	—	54,019
Principal Capital Appreciation Fund	16,402	—	20,351
Real Estate Securities Fund	4,730	—	—
Short-Term Income Fund	1,229	—	—
SmallCap Blend Fund	560	—	—
Tax-Exempt Bond Fund	—	140	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of October 31, 2012, Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, and Money Market Fund had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

8. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2012, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:					No Expiration
								Short -	Long -			Annual
	2014		2015	2016	2017	2018	2019	Term		Term	Total Limitations*
Bond & Mortgage Securities Fund	$—	$	— $	2,545	$135,017	$—	$20,018	$—	$	— $ 157,580		$—
California Municipal Fund	—		483	10,723	21,987	3,189	6,663	—		—	43,045	—
Diversified International Fund	—		174,980	104,394	469,054	—	—	55,287		—	803,715	38,411
Equity Income Fund	—		—	186,074	407,289	—	6,706	—		—	600,069	—
Global Real Estate Securities Fund	—		—	—	1,000	117	—	—		—	1,117	200
Government & High Quality Bond Fund	6,007		3,147	55,498	2,385	—	—	—		—	67,037	—
Income Fund	1,046		2,036	—	18,489	8,587	13,420	556		10,799	54,933	—
Inflation Protection Fund	—		—	—	312	—	—	—		—	312	—
International Emerging Markets Fund	—		—	—	68,739	—	—	30,057		—	98,796	—
LargeCap Growth Fund	—		—	—	99,631	—	—	—		—	99,631	—
LargeCap S&P 500 Index Fund	—		26,771	152,578	18,331	—	—	—		—	197,680	38,431
LargeCap Value Fund	—		—	—	45,618	—	—	—		—	45,618	—
Money Market Fund	24		3,000	35,617	2,969	—	—	—		—	41,610	5,612
Principal Capital Appreciation Fund	—		27,313	9,104	—	—	—	—		—	36,417	9,104
Real Estate Securities Fund	—		—	—	23,364	—	—	—		—	23,364	—
Short-Term Income Fund	—		278	18,801	15,548	—	—	—		—	34,627	5,314
SmallCap Blend Fund	—		—	23,636	16,251	—	—	—		—	39,887	4,161
Tax-Exempt Bond Fund	—		—	3,668	8,745	3,433	2,371	—		—	18,217	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2012, the following fund had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Bond & Mortgage Securities Fund	$—	$31,705
California Municipal Fund	—	932
Equity Income Fund	—	63,185
Global Real Estate Securities Fund	—	1,016
Government & High Quality Bond Fund	—	5,964
Income Fund	892	—
Inflation Protection Fund	—	52,212
LargeCap Growth Fund	—	207,884
LargeCap S&P 500 Index Fund	—	23,338
LargeCap Value Fund	—	70,076
Money Market Fund	—	4
Principal Capital Appreciation Fund	—	9,104
Real Estate Securities Fund	—	224,962
Short-Term Income Fund	—	7,038
SmallCap Blend Fund	18,067	30,660
Tax-Exempt Bond Fund	—	1,236

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2012, the Funds do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

8. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2012, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond & Mortgage Securities Fund	$8,899	$(1,196)	$(7,703)
California Municipal Fund	2	(2)	—
Diversified International Fund	880	304	(1,184)
Equity Income Fund	(8,089)	8,989	(900)
Global Diversified Income Fund	(1,108)	(1,469)	2,577
Global Real Estate Securities Fund	3,804	(3,604)	(200)
Government & High Quality Bond Fund	12,422	(9,860)	(2,562)
High Yield Fund	6,629	(6,629)	—
High Yield Fund I	(1,028)	1,028	—
Income Fund	4,303	(3,411)	(892)
Inflation Protection Fund	(3,925)	3,925	—
International Emerging Markets Fund	(1,974)	1,974	—
LargeCap Growth Fund	(832)	832	—
LargeCap Growth Fund I	(32)	32	—
LargeCap S&P 500 Index Fund	(28)	28	—
MidCap Fund	8,582	(8,582)	—
Principal Capital Appreciation Fund	592	(592)	—
Real Estate Securities Fund	(918)	(124)	1,042
Short-Term Income Fund	9	(9)	—
SmallCap Blend Fund	1	(27,910)	27,909
Tax-Exempt Bond Fund	(31)	31	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

8. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes
Bond & Mortgage Securities Fund	$77,561	$(11,532)	$66,029	$2,590,787
California Municipal Fund	20,022	(1,467)	18,555	211,035
Diversified International Fund	737,008	(55,526)	681,482	3,748,820
Equity Income Fund	1,413,695	(71,019)	1,342,676	3,626,260
Global Diversified Income Fund	581,346	(40,138)	541,208	7,183,282
Global Real Estate Securities Fund	205,529	(7,169)	198,360	1,148,294
Government & High Quality Bond Fund	71,561	(12,047)	59,514	1,909,957
High Yield Fund	245,459	(73,408)	172,051	3,752,543
High Yield Fund I	83,133	(8,730)	74,403	1,360,600
Income Fund	186,991	(11,121)	175,870	2,352,747
Inflation Protection Fund	34,147	(9,468)	24,679	849,885
International Emerging Markets Fund	193,269	(68,441)	124,828	1,514,606
LargeCap Growth Fund	630,082	(20,266)	609,816	1,868,128
LargeCap Growth Fund I	1,186,971	(112,648)	1,074,323	4,667,614
LargeCap S&P 500 Index Fund	964,279	(109,506)	854,773	2,424,647
LargeCap Value Fund	343,223	(15,076)	328,147	1,827,372
MidCap Fund	1,171,811	(36,241)	1,135,570	4,288,131
Money Market Fund	—	—	—	1,065,316
Principal Capital Appreciation Fund	770,827	(32,619)	738,208	1,191,415
Real Estate Securities Fund	562,842	(2,597)	560,245	1,271,603
Short-Term Income Fund	38,684	(2,176)	36,508	1,674,886
SmallCap Blend Fund	75,300	(8,054)	67,246	338,096
Tax-Exempt Bond Fund	26,569	(756)	25,813	238,517

9. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)		Principal

Semiconductors - 0.00%				BONDS (continued)	Amount (000's)	Value (000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803	$—		Automobile Asset Backed Securities (continued)
				AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS		$—		2012-3
PREFERRED STOCKS - 0.46%	Shares Held	Value (000	's)	0.71%, 12/8/2015(f)	$2,872	$2,875
				AmeriCredit Automobile Receivables Trust
Banks - 0.46%				2013-1
Ally Financial Inc (d)	1,250	1,234
BB&T Corp (e)	110,000	2,745		0.49%, 6/8/2016	3,150	3,151
(a)				ARI Fleet Lease Trust 2012-B
Goldman Sachs Group Inc/The	285,000	7,327		0.50%, 1/15/2021(d),(f)	5,643	5,630
		$11,306		Capital Auto Receivables Asset Trust 2013-1
TOTAL PREFERRED STOCKS		$11,306		0.62%, 7/20/2016	2,000	2,003
	Principal			0.79%, 6/20/2017	4,500	4,516
BONDS - 59.80%	Amount (000's)	Value (000	's)	CarMax Auto Owner Trust 2012-2
				0.64%, 5/15/2015(f)	6,418	6,426
Advertising - 0.18%
Interpublic Group of Cos Inc/The				CarMax Auto Owner Trust 2013-1
4.00%, 3/15/2022	$1,055	$1,091		0.42%, 3/15/2016	6,000	6,002
6.25%, 11/15/2014	585	626		Mercedes-Benz Auto Lease Trust 2012-A
				0.66%, 4/15/2014(f)	1,398	1,398
10.00%, 7/15/2017	2,360	2,513
MDC Partners Inc				Nissan Auto Lease Trust
				(f)
6.75%, 4/1/2020(d)	270	281		0.36%, 7/15/2014	1,607	1,607
		$4,511		Nissan Auto Receivables 2013-A Owner
				Trust
Aerospace & Defense - 0.07%				0.37%, 9/15/2015	4,375	4,376
Air 2 US				Santander Drive Auto Receivables Trust 2010-
8.03%, 10/1/2020(c),(d)	427	457		1
8.63%, 10/1/2020(c),(d)	458	463		1.48%, 5/15/2017(d)	3,311	3,324
United Technologies Corp				Santander Drive Auto Receivables Trust 2012-
1.20%, 6/1/2015	770	782		1
		$1,702		1.25%, 4/15/2015	2,423	2,429
				Santander Drive Auto Receivables Trust 2012-
Agriculture - 0.63%				2
Altria Group Inc				0.91%, 5/15/2015(f)	2,563	2,567
2.85%, 8/9/2022	2,930	2,924		Santander Drive Auto Receivables Trust 2012-
4.25%, 8/9/2042	55	53		4
4.50%, 5/2/2043(e)	2,670	2,643
				0.79%, 8/17/2015	3,812	3,819
Imperial Tobacco Finance PLC				Santander Drive Auto Receivables Trust 2013-
2.05%, 2/11/2018(d),(f)	2,325	2,357
				1
Philip Morris International Inc				0.48%, 2/16/2016	6,100	6,101
2.50%, 5/16/2016	1,025	1,077		World Omni Automobile Lease Securitization
2.63%, 3/6/2023	2,100	2,109		Trust 2012-A
4.13%, 3/4/2043	3,745	3,798		0.93%, 11/16/2015(f)	3,500	3,517
6.38%, 5/16/2038	30	40				$77,426
Southern States Cooperative Inc
11.25%, 5/15/2015(d)	485	510		Automobile Floor Plan Asset Backed Securities - 2.81%
		$15,511		Ally Master Owner Trust
				0.83%, 5/15/2016(f)	9,900	9,941
Airlines - 0.11%				1.00%, 9/15/2016(f)	3,500	3,523
Air Canada 2013-1 Class A Pass Through				1.07%, 1/15/2016(f)	5,770	5,796
Trust				BMW Floorplan Master Owner Trust
4.13%, 5/15/2025(c),(d),(e)	795	803
				0.60%, 9/15/2017(d),(f)	20,262	20,315
US Airways 2001-1G Pass Through Trust				Ford Credit Floorplan Master Owner Trust A
7.08%, 9/20/2022(c)	344	373
				0.74%, 9/15/2016(f)	8,000	8,021
US Airways 2013-1 Class A Pass Through				0.80%, 9/15/2015(f)	4,500	4,507
Trust				0.90%, 9/15/2015(f)	3,520	3,526
3.95%, 11/15/2025(c)	1,445	1,452
				GE Dealer Floorplan Master Note Trust
		$2,628		0.80%, 7/20/2016(f)	10,000	10,065
Automobile Asset Backed Securities - 3.17%				Nissan Master Owner Trust Receivables
Ally Auto Receivables Trust 2010-5				0.67%, 5/15/2017(f)	3,000	3,012
1.11%, 1/15/2015(f)	1,571	1,573				$68,706
Ally Auto Receivables Trust 2011-5				Automobile Manufacturers - 0.86%
0.99%, 11/16/2015(f)	5,600	5,619
				Chrysler Group LLC / CG Co-Issuer Inc
AmeriCredit Automobile Receivables Trust				8.00%, 6/15/2019	695	778
0.51%, 1/8/2016	3,000	3,001		Daimler Finance North America LLC
AmeriCredit Automobile Receivables Trust				1.25%, 1/11/2016(d)	6,545	6,575
2012-1				1.30%, 7/31/2015(d)	3,205	3,228
0.91%, 10/8/2015(f)	4,468	4,477
				Ford Motor Co
AmeriCredit Automobile Receivables Trust				4.75%, 1/15/2043	2,355	2,354
2012-2				7.40%, 11/1/2046	1,130	1,500
0.76%, 10/8/2015	3,012	3,015		Jaguar Land Rover Automotive PLC
				5.63%, 2/1/2023(d)	200	209

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Automobile Manufacturers (continued)				Banks (continued)
Jaguar Land Rover Automotive PLC				Goldman Sachs Group Inc/The
(continued)				1.47%, 4/30/2018(f)	$4,750	$4,745
7.75%, 5/15/2018(d)	$150	$166		1.60%, 11/23/2015	1,770	1,794
8.13%, 5/15/2021(d)	240	275		2.38%, 1/22/2018	1,215	1,238
Navistar International Corp				3.63%, 2/7/2016	3,220	3,429
8.25%, 11/1/2021	1,025	1,067		3.63%, 1/22/2023	1,685	1,748
Volkswagen International Finance NV				5.75%, 1/24/2022	2,175	2,597
1.15%, 11/20/2015(d)	2,925	2,946		6.45%, 5/1/2036	1,195	1,320
1.60%, 11/20/2017(d)	1,930	1,950		6.75%, 10/1/2037	2,870	3,293
		$21,048		HBOS Capital Funding No2 LP
				6.07%, 6/29/2049(d),(f)	220	202
Automobile Parts & Equipment - 0.09%				ING Bank NV
Continental Rubber of America Corp				2.00%, 9/25/2015(d)	4,680	4,759
4.50%, 9/15/2019(d)	160	166
				3.75%, 3/7/2017(d)	3,595	3,866
Gajah Tunggal Tbk PT				Intesa Sanpaolo SpA
7.75%, 2/6/2018(d)	1,650	1,778
				3.13%, 1/15/2016	10,735	10,731
Schaeffler Finance BV				JP Morgan Chase & Co
4.75%, 5/15/2021(d)	200	202
				1.18%, 1/25/2018(f)	2,250	2,266
		$2,146		3.38%, 5/1/2023(e)	7,850	7,830
Banks - 8.35%				5.15%, 5/29/2049(f)	17,585	17,871
Akbank TAS				LBG Capital No.1 PLC
3.88%, 10/24/2017(d)	750	778		8.00%, 12/29/2049(d),(f)	940	1,004
5.00%, 10/24/2022(d)	450	479		Morgan Stanley
Ally Financial Inc				1.56%, 4/25/2018(f)	7,875	7,871
4.50%, 2/11/2014	200	205		1.75%, 2/25/2016	2,600	2,619
5.50%, 2/15/2017	650	708		2.13%, 4/25/2018	5,000	5,011
Associated Banc-Corp				4.88%, 11/1/2022	12,480	13,453
5.13%, 3/28/2016	5,055	5,543		6.38%, 7/24/2042	1,420	1,801
Banco de Credito e Inversiones				6.63%, 4/1/2018	2,585	3,099
4.00%, 2/11/2023(d)	2,100	2,113		PNC Financial Services Group Inc/The
Banco do Brasil SA/Cayman				6.75%, 7/29/2049(f)	5,180	5,949
3.88%, 10/10/2022	1,840	1,828		RBS Capital Trust I
Banco Santander Mexico SA Institucion de				4.71%, 12/29/2049	280	228
Banca Multiple Grupo Financiero Santander				RBS Capital Trust III
4.13%, 11/9/2022(d)	1,100	1,108		5.51%, 9/29/2049	2,231	1,852
Bancolombia SA				Regions Bank/Birmingham AL
5.95%, 6/3/2021	835	941		6.45%, 6/26/2037	1,055	1,158
Bank of America Corp				Regions Financial Corp
1.35%, 3/22/2018(f)	6,040	6,026		5.75%, 6/15/2015	1,070	1,165
2.00%, 1/11/2018	5,735	5,753		Royal Bank of Scotland Group PLC
6.00%, 9/1/2017	2,145	2,494		6.13%, 12/15/2022	9,850	10,598
Bank of America NA				Santander US Debt SAU
6.00%, 10/15/2036	2,000	2,481		2.99%, 10/7/2013(d)	3,200	3,219
Bank of New York Mellon Corp/The				Sberbank of Russia Via SB Capital SA
0.72%, 3/6/2018(f)	750	751		6.13%, 2/7/2022(d)	450	514
Bank of Nova Scotia				UBS AG/Stamford CT
1.38%, 12/18/2017	3,305	3,324		7.63%, 8/17/2022	6,895	7,995
BBVA Banco Continental SA				VTB Bank OJSC Via VTB Capital SA
5.00%, 8/26/2022(d)	1,100	1,163		6.95%, 10/17/2022(d)	1,000	1,060
BBVA Bancomer SA/Texas				Wells Fargo & Co
6.75%, 9/30/2022(d)	3,430	3,945		1.50%, 1/16/2018	355	356
BBVA US Senior SAU				7.98%, 3/29/2049(f)	7,410	8,586
4.66%, 10/9/2015	4,465	4,640		Zions Bancorporation
BPCE SA				6.00%, 9/15/2015	17	18
2.38%, 10/4/2013(b),(d)	5,520	5,559				$204,064
Capital One Financial Corp				Beverages - 1.51%
1.00%, 11/6/2015	1,420	1,416		Ajecorp BV
CIT Group Inc				6.50%, 5/14/2022(d)	725	793
4.75%, 2/15/2015(d)	300	316
				6.50%, 5/14/2022	2,500	2,734
5.00%, 8/15/2022	1,145	1,281		Anadolu Efes Biracilik Ve Malt Sanayii AS
6.63%, 4/1/2018(d)	295	344
				3.38%, 11/1/2022(d)	2,235	2,196
Citigroup Inc				Anheuser-Busch InBev Worldwide Inc
5.13%, 5/5/2014	10	10		1.38%, 7/15/2017	1,345	1,363
City National Corp/CA				2.50%, 7/15/2022	5,775	5,810
5.25%, 9/15/2020	3,100	3,519		5.38%, 1/15/2020	106	129
Cooperatieve Centrale Raiffeisen-				Corp Lindley SA
Boerenleenbank BA/Netherlands				4.63%, 4/12/2023(d)	325	330
11.00%, 12/29/2049(d),(f)	1,560	2,094
				6.75%, 11/23/2021(d)	700	817
				6.75%, 11/23/2021	1,440	1,681

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Beverages (continued)				Chemicals (continued)
Diageo Capital PLC				Taminco Global Chemical Corp
1.13%, 4/29/2018	$4,230	$4,213		9.75%, 3/31/2020(d)	$2,030	$2,304
2.63%, 4/29/2023	2,750	2,759				$18,549
Pernod-Ricard SA
2.95%, 1/15/2017(d)	1,230	1,295		Coal - 0.02%
4.25%, 7/15/2022(d)	1,375	1,515		Consol Energy Inc
4.45%, 1/15/2022(d)	4,015	4,479		8.00%, 4/1/2017	50	54
5.50%, 1/15/2042(d)	905	1,050		DTEK Finance BV
SABMiller Holdings Inc				9.50%, 4/28/2015	100	105
2.45%, 1/15/2017(d)	5,543	5,806		SunCoke Energy Partners LP / SunCoke
		$36,970		Energy Partners Finance Corp
				7.38%, 2/1/2020(d)	215	229
Biotechnology - 0.48%						$388
Amgen Inc
5.15%, 11/15/2041	760	871		Commercial Services - 0.17%
5.38%, 5/15/2043	955	1,140		BakerCorp International Inc
Celgene Corp				8.25%, 6/1/2019	450	468
1.90%, 8/15/2017	1,195	1,218		Emergency Medical Services Corp
3.25%, 8/15/2022	1,370	1,409		8.13%, 6/1/2019	477	528
Genzyme Corp				ERAC USA Finance LLC
				2.75%, 3/15/2017(d)	1,015	1,060
5.00%, 6/15/2020	810	967		3.30%, 10/15/2022(d)	345	352
Gilead Sciences Inc
3.05%, 12/1/2016	840	902		Igloo Holdings Corp
				8.25%, PIK 9.00%, 12/15/2017(d),(g)	385	393
4.40%, 12/1/2021	4,555	5,226
		$11,733		United Rentals North America Inc
				5.75%, 7/15/2018	100	109
Building Materials - 0.21%				8.25%, 2/1/2021	1,150	1,311
Ainsworth Lumber Co Ltd						$4,221
7.50%, 12/15/2017(d)	155	169
Cementos Pacasmayo SAA				Computers - 0.39%
4.50%, 2/8/2023(d)	300	296		Affiliated Computer Services Inc
Cemex Espana Luxembourg				5.20%, 6/1/2015	1,850	1,981
9.25%, 5/12/2020(f)	650	715		Hewlett-Packard Co
Cimento Tupi SA				3.00%, 9/15/2016	425	439
9.75%, 5/11/2018(d)	351	369		3.30%, 12/9/2016	975	1,018
CRH America Inc				NCR Corp
				4.63%, 2/15/2021(d)	755	755
4.13%, 1/15/2016	1,630	1,734
8.13%, 7/15/2018	1,065	1,324		Seagate HDD Cayman
Owens Corning				6.88%, 5/1/2020	3,700	4,019
4.20%, 12/15/2022	620	654		Spansion LLC
		$5,261		7.88%, 11/15/2017	1,235	1,300
						$9,512
Chemicals - 0.76%
Axiall Corp				Consumer Products - 0.16%
4.88%, 5/15/2023(d)	140	146		Reynolds Group Issuer Inc / Reynolds Group
CF Industries Inc				Issuer LLC / Reynolds Group Issuer
7.13%, 5/1/2020	1,190	1,488		(Luxembourg) S.A.
Cornerstone Chemical Co				5.75%, 10/15/2020	345	361
9.38%, 3/15/2018(d)	115	122		7.13%, 4/15/2019	1,550	1,670
9.38%, 3/15/2018	195	207		7.88%, 8/15/2019	260	291
Dow Chemical Co/The				9.00%, 4/15/2019	400	432
3.00%, 11/15/2022	4,610	4,612		9.88%, 8/15/2019	518	582
4.38%, 11/15/2042	135	134		Sun Products Corp/The
				7.75%, 3/15/2021(d)	595	614
7.38%, 11/1/2029	895	1,217
Eagle Spinco Inc						$3,950
4.63%, 2/15/2021(d)	670	703		Cosmetics & Personal Care - 0.01%
Ecolab Inc				Albea Beauty Holdings SA
3.00%, 12/8/2016	880	936		8.38%, 11/1/2019(d)	200	215
LyondellBasell Industries NV
5.75%, 4/15/2024	1,400	1,687
Mexichem SAB de CV				Credit Card Asset Backed Securities - 1.15%
4.88%, 9/19/2022(d)	1,000	1,087		Chase Issuance Trust
				0.30%, 5/16/2016(f)	3,200	3,201
4.88%, 9/19/2022	1,000	1,088
NOVA Chemicals Corp				Citibank Omni Master Trust
				2.95%, 8/15/2018(d),(f)	20,190	20,837
8.63%, 11/1/2019	537	607
Phosagro OAO via Phosagro Bond Funding				Discover Card Master Trust
				0.40%, 1/16/2018(f)	2,700	2,703
Ltd
4.20%, 2/13/2018(d)	1,190	1,217		Dryrock Issuance Trust
				0.35%, 8/15/2017(c),(f)	1,350	1,350
Taminco Corp
9.13%, PIK 9.88%, 12/15/2017(d),(g)	970	994				$28,091

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Distribution & Wholesale - 0.06%				Electric (continued)
HD Supply Inc				FirstEnergy Corp
7.50%, 7/15/2020(d)	$195	$211		7.38%, 11/15/2031	$735	$879
10.50%, 1/15/2021	1,210	1,269		Florida Power & Light Co
		$1,480		4.05%, 6/1/2042	1,600	1,699
				4.13%, 2/1/2042	755	804
Diversified Financial Services - 1.83%				Indiantown Cogeneration LP
Aircastle Ltd				9.77%, 12/15/2020	378	420
7.63%, 4/15/2020	240	283		Mirant Mid Atlantic Pass Through Trust C
9.75%, 8/1/2018	980	1,118		10.06%, 12/30/2028	2,762	3,121
American Honda Finance Corp				Northern States Power Co/MN
1.00%, 8/11/2015(d)	1,530	1,539
1.60%, 2/16/2018(d)	2,010	2,033		3.40%, 8/15/2042	265	253
				NRG Energy Inc
Countrywide Financial Corp				8.25%, 9/1/2020	820	933
6.25%, 5/15/2016	1,595	1,780		Oncor Electric Delivery Co LLC
Credit Acceptance Corp				5.25%, 9/30/2040	950	1,111
9.13%, 2/1/2017	1,635	1,782		Pacific Gas & Electric Co
DTEK Finance PLC				4.45%, 4/15/2042	645	697
7.88%, 4/4/2018(d)	1,750	1,730
				PacifiCorp
Ford Motor Credit Co LLC				3.85%, 6/15/2021	1,137	1,285
2.75%, 5/15/2015	1,145	1,173		4.10%, 2/1/2042	735	774
3.00%, 6/12/2017	2,895	3,001		Perusahaan Listrik Negara PT
5.88%, 8/2/2021	5,770	6,733		5.50%, 11/22/2021(d)	650	721
General Electric Capital Corp				PPL Electric Utilities Corp
1.00%, 12/11/2015	1,125	1,133		3.00%, 9/15/2021	465	496
3.10%, 1/9/2023	1,500	1,522		PPL WEM Holdings PLC
6.25%, 12/15/2049(f)	11,000	12,161
				3.90%, 5/1/2016(d)	2,370	2,532
Icahn Enterprises LP / Icahn Enterprises				Public Service Co of Colorado
Finance Corp				4.75%, 8/15/2041	1,400	1,639
8.00%, 1/15/2018	1,465	1,575		Public Service Electric & Gas Co
International Lease Finance Corp				3.65%, 9/1/2042	365	364
5.65%, 6/1/2014	200	209		San Diego Gas & Electric Co
6.25%, 5/15/2019	955	1,071		4.30%, 4/1/2042	230	257
8.62%, 9/15/2015(f)	970	1,106
				Southern California Edison Co
John Deere Capital Corp				3.90%, 12/1/2041	390	402
0.88%, 4/17/2015	640	645		4.05%, 3/15/2042	1,610	1,697
National Rural Utilities Cooperative Finance				Virginia Electric and Power Co
Corp				4.00%, 1/15/2043	445	466
4.75%, 4/30/2043(f)	855	872
SquareTwo Financial Corp						$41,859
11.63%, 4/1/2017	1,035	1,074		Electronics - 0.07%
Vesey Street Investment Trust I				Rexel SA
4.40%, 9/1/2016(f)	2,000	2,175		5.25%, 6/15/2020(d)	200	211
		$44,715		6.13%, 12/15/2019(d)	400	430
				Viasystems Inc
Electric - 1.71%				7.88%, 5/1/2019(d)	1,125	1,201
Abu Dhabi National Energy Co						$1,842
3.63%, 1/12/2023(d)	200	203
Alabama Power Co				Engineering & Construction - 0.06%
3.85%, 12/1/2042	850	850		Odebrecht Finance Ltd
Baltimore Gas & Electric Co				5.13%, 6/26/2022(d)	900	963
2.80%, 8/15/2022	1,815	1,858		Weekley Homes LLC / Weekley Finance
Carolina Power & Light Co				Corp
2.80%, 5/15/2022	6,225	6,490		6.00%, 2/1/2023(d)	385	399
CMS Energy Corp						$1,362
4.70%, 3/31/2043	910	947
5.05%, 3/15/2022	1,755	2,052		Entertainment - 0.38%
Commonwealth Edison Co				CCM Merger Inc
				9.13%, 5/1/2019(d)	2,330	2,452
3.80%, 10/1/2042	790	790
DTE Energy Co				Choctaw Resort Development Enterprise
				7.25%, 11/15/2019(d)	815	799
6.38%, 4/15/2033	1,605	2,081
Duke Energy Carolinas LLC				Lions Gate Entertainment Inc
				10.25%, 11/1/2016(d)	1,115	1,214
4.00%, 9/30/2042	2,250	2,296
Edison International				Peninsula Gaming LLC / Peninsula Gaming
3.75%, 9/15/2017	1,420	1,551		Corp
				8.38%, 2/15/2018(d)	730	788
Elwood Energy LLC
8.16%, 7/5/2026	730	760		Regal Cinemas Corp
Energy Future Intermediate Holding Co LLC /				8.63%, 7/15/2019	350	389
EFIH Finance Inc				Regal Entertainment Group
11.75%, 3/1/2022(d)	1,250	1,431		5.75%, 2/1/2025	370	373
				9.13%, 8/15/2018	1,000	1,120

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Entertainment (continued)				Healthcare - Services (continued)
WMG Acquisition Corp				CDRT Holding Corp
6.00%, 1/15/2021(d)	$345	$369		9.25%, PIK 10.00%, 10/1/2017(d),(g)	$395	$412
11.50%, 10/1/2018	750	892		Centene Corp
WMG Holdings Corp				5.75%, 6/1/2017	805	866
13.75%, 10/1/2019	685	829		Cigna Corp
		$9,225		5.38%, 2/15/2042	625	736
				Fresenius Medical Care US Finance II Inc
Environmental Control - 0.17%				5.88%, 1/31/2022(d)	485	555
ADS Waste Holdings Inc				Fresenius Medical Care US Finance Inc
8.25%, 10/1/2020(d)	705	770
				6.50%, 9/15/2018(d)	330	382
Republic Services Inc				HCA Holdings Inc
3.80%, 5/15/2018	1,215	1,338		6.25%, 2/15/2021	115	126
Waste Management Inc				HCA Inc
7.75%, 5/15/2032	1,445	2,074		4.75%, 5/1/2023	765	798
		$4,182		6.75%, 7/15/2013	200	202
Food - 0.50%				7.25%, 9/15/2020	1,645	1,824
Alicorp SAA				8.50%, 4/15/2019	1,660	1,830
3.88%, 3/20/2023(d)	1,350	1,353		HealthSouth Corp
ConAgra Foods Inc				7.25%, 10/1/2018	100	108
1.30%, 1/25/2016	375	378		MultiPlan Inc
4.65%, 1/25/2043	580	609		9.88%, 9/1/2018(d)	1,250	1,408
Cosan Luxembourg SA				Radnet Management Inc
5.00%, 3/14/2023(d)	900	917		10.38%, 4/1/2018	795	851
Dole Food Co Inc				WellPoint Inc
13.88%, 3/15/2014	325	348		1.88%, 1/15/2018	1,785	1,814
Kraft Foods Group Inc						$13,205
1.63%, 6/4/2015	590	600		Holding Companies - Diversified - 0.24%
5.00%, 6/4/2042	815	924		Alphabet Holding Co Inc
6.50%, 2/9/2040	1,450	1,920		7.75%, 11/1/2017(d)	350	366
Minerva Luxembourg SA				EADS Finance BV
7.75%, 1/31/2023(d)	225	240
				2.70%, 4/17/2023(d)	4,150	4,177
Mondelez International Inc				Tenedora Nemak SA de CV
6.13%, 2/1/2018	1,925	2,310		5.50%, 2/28/2023(d)	1,300	1,350
6.50%, 11/1/2031	2,135	2,729				$5,893
		$12,328
				Home Builders - 0.17%
Forest Products & Paper - 0.12%				Ashton Woods USA LLC / Ashton Woods
Boise Cascade LLC/Boise Cascade Finance				Finance Co
Corp				6.88%, 2/15/2021(d)	370	383
6.38%, 11/1/2020(d)	270	289
				Beazer Homes USA Inc
Resolute Forest Products Inc				7.25%, 2/1/2023(d)	380	397
5.88%, 5/15/2023(d),(e)	580	573
				Lennar Corp
Sappi Papier Holding GmbH				4.13%, 12/1/2018(d)	840	855
7.50%, 6/15/2032(d)	905	783
				4.75%, 11/15/2022(d)	1,380	1,390
8.38%, 6/15/2019(d)	665	745
				MDC Holdings Inc
Verso Paper Holdings LLC / Verso Paper Inc				6.00%, 1/15/2043	676	661
11.75%, 1/15/2019	555	592		Taylor Morrison Communities Inc / Monarch
		$2,982		Communities Inc
Gas - 0.19%				5.25%, 4/15/2021(d)	385	394
Nakilat Inc						$4,080
6.07%, 12/31/2033	200	243		Home Equity Asset Backed Securities - 0.08%
Sempra Energy				Countrywide Asset-Backed Certificates
2.88%, 10/1/2022	4,285	4,345		5.51%, 8/25/2036	168	168
		$4,588		First NLC Trust 2005-1
Healthcare - Products - 0.21%				0.70%, 5/25/2035(f)	384	221
Angiotech Pharmaceuticals Inc				JP Morgan Mortgage Acquisition Trust 2006-
5.00%, 12/1/2013(f)	69	69		CW2
9.00%, 12/1/2016	1,753	1,756		0.35%, 8/25/2036(f)	1,221	1,018
Covidien International Finance SA				New Century Home Equity Loan Trust Series
2.80%, 6/15/2015	1,315	1,372		2005-1
Kinetic Concepts Inc / KCI USA Inc				0.49%, 3/25/2035(b),(f)	85	83
10.50%, 11/1/2018	390	438		Saxon Asset Securities Trust 2004-1
Universal Hospital Services Inc				1.90%, 3/25/2035(f)	282	160
7.63%, 8/15/2020	1,345	1,456		Specialty Underwriting & Residential Finance
		$5,091		Trust Series 2004-BC1
				0.97%, 2/25/2035(f)	303	291
Healthcare - Services - 0.54%						$1,941
Aetna Inc
4.13%, 11/15/2042	1,290	1,293

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Home Furnishings - 0.07%						Lodging (continued)
Arcelik AS						Wyndham Worldwide Corp
5.00%, 4/3/2023(d)	$1,700		$1,747			2.50%, 3/1/2018	$2,920		$2,944
									$5,337

Insurance - 1.61%						Machinery - Construction & Mining - 0.05%
American International Group Inc						Ferreycorp SAA
4.88%, 9/15/2016	5,450		6,067			4.88%, 4/26/2020(c),(d)	1,150		1,159
4.88%, 6/1/2022	6,575		7,574
CNO Financial Group Inc
6.38%, 10/1/2020(d)	265		285			Machinery - Diversified - 0.01%
Fidelity & Guaranty Life Holdings Inc						CNH America LLC
6.38%, 4/1/2021(d)	380		394			7.25%, 1/15/2016	150		168
Genworth Holdings Inc
7.63%, 9/24/2021	322		404		Media	- 2.67%
ING US Inc						Cablevision Systems Corp
2.90%, 2/15/2018(d)	3,800		3,889			8.00%, 4/15/2020	990		1,138
5.50%, 7/15/2022(d)	3,280		3,730			CBS Corp
Liberty Mutual Group Inc						4.85%, 7/1/2042	1,420		1,471
5.00%, 6/1/2021(d)	2,500		2,776			5.75%, 4/15/2020	1,640		1,962
7.00%, 3/15/2037(d),(f)	1,260		1,301			7.88%, 7/30/2030	60		83
Markel Corp						Comcast Corp
3.63%, 3/30/2023	920		943			4.25%, 1/15/2033	2,725		2,881
MetLife Capital Trust IV						6.40%, 5/15/2038	305		408
7.88%, 12/15/2067(d)	3,200		4,016			COX Communications Inc
Pacific LifeCorp						2.95%, 6/30/2023(d),(e)	3,795		3,787
5.13%, 1/30/2043(d)	1,290		1,314			CSC Holdings LLC
Prudential Financial Inc						6.75%, 11/15/2021	280		320
5.20%, 3/15/2044(f)	2,025		2,060			Cumulus Media Holdings Inc
5.63%, 6/15/2043(f)	3,835		4,027			7.75%, 5/1/2019	1,265		1,290
XL Group PLC						DIRECTV Holdings LLC / DIRECTV
6.50%, 12/31/2049(f)	470		462			Financing Co Inc
			$39,242			2.40%, 3/15/2017	2,040		2,111
						3.80%, 3/15/2022	3,535		3,713
Internet - 0.11%						5.15%, 3/15/2042	1,685		1,720
Equinix Inc						Discovery Communications LLC
4.88%, 4/1/2020	230		240
5.38%, 4/1/2023	730		765			4.88%, 4/1/2043	1,540		1,671
						DISH DBS Corp
Zayo Group LLC / Zayo Capital Inc						4.25%, 4/1/2018(d)	685		673
8.13%, 1/1/2020	400		451			5.00%, 3/15/2023(b),(d)	265		257
10.13%, 7/1/2020	995		1,177			5.88%, 7/15/2022	950		969
			$2,633			6.75%, 6/1/2021	1,605		1,733
Investment Companies - 0.01%						7.88%, 9/1/2019	1,517		1,729
IPIC GMTN Ltd						Globo Comunicacao e Participacoes SA
5.00%, 11/15/2020(d)	250		286			4.88%, 4/11/2022(d)	800		864
						NBCUniversal Enterprise Inc
						0.97%, 4/15/2018(d),(f)	5,115		5,149
Iron & Steel - 0.43%						1.66%, 4/15/2018(d)	8,795		8,901
AK Steel Corp						NBCUniversal Media LLC
8.38%, 4/1/2022	1,140		986			2.88%, 1/15/2023	2,455		2,524
ArcelorMittal						4.45%, 1/15/2043	1,946		2,062
7.50%, 10/15/2039	1,615		1,699			5.15%, 4/30/2020	2,070		2,508
Bluescope Steel Ltd / Bluescope Steel						6.40%, 4/30/2040	800		1,074
Finance						News America Inc
7.13%, 5/1/2018(d)	275		283
						3.00%, 9/15/2022	2,645		2,683
Cliffs Natural Resources Inc						Nielsen Finance LLC / Nielsen Finance Co
4.88%, 4/1/2021	1,135		1,146			11.63%, 2/1/2014	165		178
Evraz Group SA						Time Warner Cable Inc
6.50%, 4/22/2020(d)	2,300		2,257
						5.88%, 11/15/2040	1,300		1,448
Metalloinvest Finance Ltd						Time Warner Inc
5.63%, 4/17/2020(d)	2,200		2,197
						6.25%, 3/29/2041	440		548
Samarco Mineracao SA						7.63%, 4/15/2031	1,050		1,483
4.13%, 11/1/2022(d)	2,000		1,963
						Unitymedia Hessen GmbH & Co KG /
			$10,531			Unitymedia NRW GmbH
Lodging - 0.22%						5.50%, 1/15/2023(d)	500		518
MGM Resorts International						Univision Communications Inc
6.63%, 12/15/2021	365		397			6.88%, 5/15/2019(d)	265		290
8.63%, 2/1/2019	375		444			7.88%, 11/1/2020(d)	70		79
10.00%, 11/1/2016	1,280		1,552			8.50%, 5/15/2021(d)	1,355		1,511
						Viacom Inc
						4.38%, 3/15/2043(d)	4,246		4,044

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Media (continued)				Mortgage Backed Securities (continued)
WideOpenWest Finance LLC /				Banc of America Commercial Mortgage Trust
WideOpenWest Capital Corp				2007-3
13.38%, 10/15/2019(d)	$1,195	$1,386		0.48%, 6/10/2049(d),(f)	$1,000	$947
		$65,166		BB-UBS Trust
				2.89%, 6/5/2030(d),(f)	2,100	2,145
Mining - 1.34%				BCRR Trust 2009-1
Anglo American Capital PLC				5.86%, 7/17/2040(d)	1,945	2,233
2.63%, 9/27/2017(d)	2,150	2,201
				CD 2005-CD1 Commercial Mortgage Trust
Barrick Gold Corp				5.39%, 7/15/2044(f)	2,122	2,320
2.50%, 5/1/2018(d),(e)	2,780	2,793
				CD 2006-CD3 Mortgage Trust
3.85%, 4/1/2022	655	658		5.62%, 10/15/2048	2,440	2,750
4.10%, 5/1/2023(d),(e)	2,000	2,004
				CHL Mortgage Pass-Through Trust 2005-6
BHP Billiton Finance USA Ltd				5.00%, 4/25/2035	463	465
1.13%, 11/21/2014	1,095	1,108		Citigroup Commercial Mortgage Trust 2006-
FMG Resources August 2006 Pty Ltd				C5
6.88%, 2/1/2018(d)	495	527
				0.74%, 10/15/2049(f)	43,784	140
7.00%, 11/1/2015(d)	100	105
8.25%, 11/1/2019(d)	730	803		COMM 2006-C7 Mortgage Trust
				5.94%, 6/10/2046(f)	1,941	2,190
Freeport-McMoRan Copper & Gold Inc				COMM 2010-RR1 Mortgage Trust
3.10%, 3/15/2020(d)	5,340	5,373
				5.54%, 12/11/2049(d),(f)	900	1,011
3.55%, 3/1/2022	1,200	1,200		COMM 2013-CCRE6 Mortgage Trust
3.88%, 3/15/2023(d)	680	685
				3.10%, 3/10/2046(f)	1,425	1,484
5.45%, 3/15/2043(d)	1,345	1,364
				Commercial Mortgage Pass-Through
Goldcorp Inc				Certificates Series 2006-C3
2.13%, 3/15/2018	1,600	1,601		5.99%, 6/15/2038(f)	100	112
Inmet Mining Corp				Commercial Mortgage Pass-Through
7.50%, 6/1/2021(d)	505	528
				Certificates Series 2006-C4
Midwest Vanadium Pty Ltd				0.76%, 9/15/2039(d),(f)	52,920	125
11.50%, 2/15/2018(d)	635	413
				5.47%, 9/15/2039	7,552	8,481
Rio Tinto Finance USA PLC				Commercial Mortgage Pass-Through
2.00%, 3/22/2017	1,865	1,914		Certificates Series 2006-C5
4.75%, 3/22/2042	1,010	1,093		0.29%, 12/15/2039(f)	17,128	301
Southern Copper Corp				Commercial Mortgage Pass-Through
6.75%, 4/16/2040	1,100	1,275		Certificates Series 2007-C3
St Barbara Ltd				5.87%, 6/15/2039(f)	2,150	2,474
8.88%, 4/15/2018(d)	455	449
				Commercial Mortgage Pass-Through
Taseko Mines Ltd				Certificates Series 2007-C4
7.75%, 4/15/2019	75	76		5.95%, 9/15/2039(f)	1,571	1,583
Teck Resources Ltd				Countrywide Asset-Backed Certificates
5.20%, 3/1/2042	625	600		0.48%, 11/25/2035(f)	46	46
Volcan Cia Minera SAA				Credit Suisse First Boston Mortgage Securities
5.38%, 2/2/2022(d)	350	378
				Corp
5.38%, 2/2/2022	700	753		0.96%, 11/15/2037(d),(f)	16,106	151
Xstrata Finance Canada Ltd				1.13%, 1/15/2037(d),(f)	17,895	102
1.80%, 10/23/2015(d)	1,910	1,934
2.45%, 10/25/2017(d)	1,340	1,363		4.77%, 7/15/2037	2,025	2,100
4.00%, 10/25/2022(d)	1,440	1,460		CSMC Series 2009-RR1
				5.38%, 2/15/2040(d)	3,165	3,519
		$32,658		CSMC Series 2009-RR3
Miscellaneous Manufacturing - 0.48%				5.34%, 12/15/2043(d),(f)	1,545	1,738
Eaton Corp				Fannie Mae REMIC Trust 2005-W2
0.95%, 11/2/2015(d)	640	644		0.40%, 5/25/2035(f)	997	990
2.75%, 11/2/2022(d)	2,330	2,362		Fannie Mae REMICS
GE Capital Trust I				0.45%, 3/25/2035(f)	72	72
6.38%, 11/15/2067	930	989		0.50%, 2/25/2032(f)	14	14
General Electric Co				2.25%, 7/25/2040	877	894
4.13%, 10/9/2042	510	540		3.50%, 9/25/2027(f)	7,343	991
Textron Inc				3.50%, 11/25/2027(f)	3,892	537
6.20%, 3/15/2015	1,835	1,994		5.80%, 10/25/2041(f)	15,563	3,352
Tyco Electronics Group SA				5.90%, 4/25/2037(f)	2,960	443
1.60%, 2/3/2015	1,265	1,281		6.30%, 12/25/2021(f)	2,926	399
3.50%, 2/3/2022	3,695	3,820		6.30%, 3/25/2022(f)	1,510	208
7.13%, 10/1/2037	105	138		6.32%, 1/25/2041(f)	16,169	3,349
				6.45%, 7/25/2039(f)	16,240	3,012
		$11,768
				6.50%, 2/25/2047	533	589
Mortgage Backed Securities - 7.04%				6.55%, 11/25/2036(f)	3,979	609
Adjustable Rate Mortgage Trust 2004-2				6.90%, 9/25/2031(f)	885	23
1.34%, 2/25/2035(f)	140	138		7.00%, 4/25/2039(f)	1,004	1,090
Banc of America Commercial Mortgage Trust				8.81%, 3/25/2039(f)	799	941
2006-3				38.00%, 8/25/2035(f)	167	45
5.89%, 7/10/2044	605	684

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value (000	's)		BONDS (continued)		Amount (000's)	Value (000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
FHLMC Multifamily Structured Pass Through					JP Morgan Chase Commercial Mortgage
Certificates					Securities Trust 2007-CIBC20
1.88%, 5/25/2019	$6,375	$6,567			5.79%, 2/12/2051(f)		$300	$353
2.22%, 12/25/2018(f)	1,650	1,733			JP Morgan Chase Commercial Mortgage
Freddie Mac REMICS					Securities Trust 2007-LDP10
0.50%, 6/15/2018(f)	60	60			5.31%, 1/15/2049		103	103
0.65%, 6/15/2023(f)	161	162			JP Morgan Chase Commercial Mortgage
0.80%, 8/15/2018(f)	1,119	1,131			Securities Trust 2009-IWST
2.75%, 3/15/2041	4,682	4,833			5.63%, 12/5/2027(d)		2,100	2,534
3.00%, 10/15/2027(f)	2,270	289			JP Morgan Chase Commercial Mortgage
3.50%, 3/15/2027(f)	10,310	1,297			Securities Trust 2011-C5
3.50%, 10/15/2027(f)	4,487	631			3.15%, 8/15/2046		2,205	2,357
4.00%, 9/15/2021	782	808			JP Morgan Chase Commercial Mortgage
4.50%, 10/15/2035(f)	8,070	724			Series 2004-LN2
5.80%, 3/15/2037(f)	2,533	360			5.12%, 7/15/2041		195	204
5.80%, 11/15/2040(f)	2,232	431		LB	-UBS Commercial Mortgage Trust 2005-
5.85%, 4/15/2039(f)	11,069	2,434			C3
5.85%, 4/15/2039(f)	7,691	1,597			0.90%, 7/15/2040(d),(f)		49,681	768
5.87%, 4/15/2037(f)	6,684	989			4.74%, 7/15/2030		2,782	2,968
6.22%, 8/15/2037(f)	1,669	257		LB	-UBS Commercial Mortgage Trust 2005-
6.30%, 7/15/2041(f)	1,517	318			C7
6.40%, 12/15/2040(f)	5,700	1,223			5.32%, 11/15/2040		2,200	2,378
6.43%, 3/15/2036(f)	4,890	919		LB	-UBS Commercial Mortgage Trust 2007-
6.45%, 5/15/2026(f)	4,600	693			C1
6.45%, 3/15/2042(f)	5,621	1,172			0.65%, 2/15/2040(f)		12,774	198
6.50%, 9/15/2026(f)	7,779	1,334		LB	-UBS Commercial Mortgage Trust 2007-
6.50%, 9/15/2026(f)	6,113	1,070			C2
6.50%, 2/15/2036(f)	2,573	370			5.43%, 2/15/2040		2,350	2,672
6.50%, 3/15/2036(f)	9,192	1,526			MASTR Asset Securitization Trust 2005-2
6.55%, 9/15/2034(f)	2,514	330			5.25%, 11/25/2035		2,000	2,069
6.95%, 2/15/2018(f)	955	34			Merrill Lynch Mortgage Investors Trust Series
GE Capital Commercial Mortgage Corp Series					2005	-A8
2007-C1 Trust					0.55%, 8/25/2036(f)		224	185
0.34%, 12/10/2049(f)	9,806	18			Merrill Lynch Mortgage Trust 2005-CIP1
Ginnie Mae					5.05%, 7/12/2038		855	929
1.75%, 10/16/2037	2,052	2,087		ML	-CFC Commercial Mortgage Trust 2006-4
5.00%, 10/16/2022(f)	5,226	340			0.81%, 12/12/2049(f)		75,155	778
5.20%, 5/20/2041(f)	7,732	1,494		ML	-CFC Commercial Mortgage Trust 2007-5
5.90%, 5/16/2042(f)	8,521	1,891			0.70%, 8/12/2048(f)		37,324	627
6.32%, 1/16/2038(f)	897	138			Morgan Stanley Bank of America Merrill
6.50%, 3/20/2041(f)	4,804	1,025			Lynch Trust 2012-CKSI
7.45%, 12/16/2025(f)	2,839	602			1.31%, 10/15/2022(d),(f)		23,872	2,096
GS Mortgage Securities Trust 2012-GCJ7					3.28%, 10/15/2022(d)		3,075	3,126
2.80%, 5/10/2045(f)	19,787	2,975			Morgan Stanley Capital I Trust 2007-HQ12
Impac CMB Trust Series 2007-A					5.76%, 4/12/2049(f)		1,360	1,515
0.45%, 5/25/2037(b),(f)	2,546	2,501			5.76%, 4/12/2049(f)		10,719	11,032
IndyMac INDX Mortgage Loan Trust 2005-					Morgan Stanley Capital I Trust 2007-IQ13
AR8					5.36%, 3/15/2044(f)		700	800
0.43%, 4/25/2035(f)	434	347			Morgan Stanley Reremic Trust
JP Morgan Chase Commercial Mortgage					4.97%, 4/16/2040(d)		3,235	3,322
Securities Corp					Morgan Stanley Re-REMIC Trust 2011-IO
2.10%, 12/15/2047(f)	22,450	2,729			2.50%, 3/23/2051(c),(d)		4,570	4,612
3.35%, 12/15/2047(d),(f)	1,750	1,809			Nomura Asset Acceptance Corp Alternative
JP Morgan Chase Commercial Mortgage					Loan Trust Series 2005-AR1
Securities Corp Series 2005-CIBC12					0.55%, 2/25/2035(f)		11	11
5.26%, 9/12/2037(f)	300	85			RBSCF Trust 2009-RR1
JP Morgan Chase Commercial Mortgage					5.95%, 9/17/2039(d),(f)		400	421
Securities Corp Series 2005-LDP3					Residential Asset Securitization Trust 2004-
5.17%, 8/15/2042(f)	2,967	3,188			A10
JP Morgan Chase Commercial Mortgage					5.50%, 2/25/2035		825	842
Securities Trust 2006-CIBC17					UBS Commercial Mortgage Trust 2012-C1
5.43%, 12/12/2043	2,200	2,472			3.40%, 5/10/2045(f)		550	586
JP Morgan Chase Commercial Mortgage					UBS-Barclays Commercial Mortgage Trust
Securities Trust 2006-LDP9					2.05%, 12/10/2045(d),(f)		20,734	2,675
5.34%, 5/15/2047	225	255			UBS-Barclays Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage					2012	-C3
Securities Trust 2007-C1					3.09%, 8/10/2049(f)		2,125	2,224
0.60%, 2/15/2051(f)	36,610	253

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Mortgage Backed Securities (continued)					Oil & Gas (continued)
UBS-Barclays Commercial Mortgage Trust					EP Energy LLC / Everest Acquisition Finance
2013	-C5				Inc
3.18%, 3/10/2046(f)		$2,025	$2,120		6.88%, 5/1/2019	$395	$433
4.23%, 3/10/2046(d),(f)		1,090	1,019		7.75%, 9/1/2022	190	218
Wachovia Bank Commercial Mortgage Trust					EPE Holdings LLC / EP Energy Bond Co Inc
Series 2007-C30					8.13%, PIK 8.88%, 12/15/2017(d),(g)	220	234
0.00%, 12/15/2043(a)		1,960	294		Gazprom Neft OAO Via GPN Capital SA
0.40%, 12/15/2043(d),(f)		1,350	1,255		4.38%, 9/19/2022(d)	500	501
5.25%, 12/15/2043		1,533	1,563		GeoPark Latin America Ltd Agencia en Chile
Wachovia Bank Commercial Mortgage Trust					7.50%, 2/11/2020(d)	2,600	2,684
Series 2007-C34					Halcon Resources Corp
5.68%, 5/15/2046(f)		250	290		8.88%, 5/15/2021(d)	780	837
WaMu Mortgage Pass Through Certificates					KazMunaiGaz Finance Sub BV
2.52%, 12/25/2035(f)		130	128		7.00%, 5/5/2020	770	928
Wells Fargo Mortgage Backed Securities					KazMunayGas National Co JSC
2005-AR16 Trust					4.40%, 4/30/2023(d)	2,250	2,272
2.72%, 3/25/2035(f)		683	671		Kerr-McGee Corp
			$172,023		6.95%, 7/1/2024	1,000	1,279
					Kodiak Oil & Gas Corp
Office & Business Equipment - 0.05%					5.50%, 1/15/2021(d)	760	802
Xerox Corp					8.13%, 12/1/2019	570	648
2.95%, 3/15/2017		555	575		National JSC Naftogaz of Ukraine
6.75%, 2/1/2017		550	639		9.50%, 9/30/2014	365	379
			$1,214		Newfield Exploration Co
Oil & Gas - 3.83%					6.88%, 2/1/2020	300	327
Afren PLC					Nexen Inc
10.25%, 4/8/2019		750	894		6.40%, 5/15/2037	415	543
10.25%, 4/8/2019(d)		200	239		Novatek OAO via Novatek Finance Ltd
Anadarko Petroleum Corp					6.60%, 2/3/2021(d)	200	233
5.95%, 9/15/2016		4,480	5,151		Oasis Petroleum Inc
6.20%, 3/15/2040		325	410		6.50%, 11/1/2021	455	500
6.45%, 9/15/2036		870	1,112		6.88%, 1/15/2023	470	522
Antero Resources Finance Corp					Offshore Group Investment Ltd
6.00%, 12/1/2020		975	1,031		7.13%, 4/1/2023(d)	390	406
BP Capital Markets PLC					7.50%, 11/1/2019(d)	750	808
3.13%, 10/1/2015		1,415	1,497		Pacific Rubiales Energy Corp
3.63%, 5/8/2014		195	201		5.13%, 3/28/2023(d)	1,700	1,751
Carrizo Oil & Gas Inc					7.25%, 12/12/2021(d)	965	1,100
7.50%, 9/15/2020		815	884		PDC Energy Inc
8.63%, 10/15/2018		765	847		7.75%, 10/15/2022(d)	1,150	1,256
Chaparral Energy Inc					Petrobras International Finance Co - Pifco
7.63%, 11/15/2022(d)		250	274		5.38%, 1/27/2021	1,225	1,353
9.88%, 10/1/2020		550	641		Petro-Canada
Chesapeake Energy Corp					5.95%, 5/15/2035	1,830	2,227
3.25%, 3/15/2016		180	182		Petroleos de Venezuela SA
5.75%, 3/15/2023		810	879		5.25%, 4/12/2017	900	781
6.13%, 2/15/2021		1,305	1,435		5.38%, 4/12/2027	1,010	707
Chevron Corp					Petroleos Mexicanos
1.10%, 12/5/2017		2,105	2,115		4.88%, 1/24/2022	3,145	3,577
Concho Resources Inc					5.50%, 1/21/2021	695	815
7.00%, 1/15/2021		730	821		Phillips 66
8.63%, 10/1/2017		100	107		1.95%, 3/5/2015	850	868
ConocoPhillips					Plains Exploration & Production Co
5.75%, 2/1/2019		500	613		6.50%, 11/15/2020	685	764
ConocoPhillips Holding Co					6.88%, 2/15/2023	845	962
6.95%, 4/15/2029		535	743		QGOG Constellation SA
Continental Resources Inc/OK					6.25%, 11/9/2019(d)	1,100	1,157
4.50%, 4/15/2023(d)		4,870	5,193		Reliance Holdings USA Inc
5.00%, 9/15/2022		2,795	3,040		6.25%, 10/19/2040	250	283
Dolphin Energy Ltd					Rosneft Oil Co via Rosneft International
5.50%, 12/15/2021(d)		200	237		Finance Ltd
5.50%, 12/15/2021		350	415		4.20%, 3/6/2022(d)	1,550	1,558
Ecopetrol SA					Rowan Cos Inc
7.63%, 7/23/2019		500	637		4.88%, 6/1/2022	2,210	2,436
Encana Corp					5.00%, 9/1/2017	2,470	2,751
5.15%, 11/15/2041		1,035	1,091		5.40%, 12/1/2042	1,530	1,575
EP Energy LLC / EP Energy Finance Inc					Seadrill Ltd
9.38%, 5/1/2020		710	827		5.63%, 9/15/2017(d)	1,740	1,779

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Shell International Finance BV				MSDWCC Heloc Trust 2005-1
2.38%, 8/21/2022	$1,615	$1,626		0.39%, 7/25/2017(f)	$270	$260
Sibur Securities Ltd				Popular ABS Mortgage Pass-Through Trust
3.91%, 1/31/2018(d)	2,000	1,965		2005-1
Statoil ASA				0.47%, 5/25/2035(f)	1,365	1,059
1.20%, 1/17/2018	1,700	1,715		Volvo Financial Equipment LLC Series 2013-
1.80%, 11/23/2016	2,535	2,630		1
Talisman Energy Inc				0.53%, 11/16/2015(d),(f)	6,300	6,304
5.50%, 5/15/2042	420	455				$33,684
Thai Oil PCL
3.63%, 1/23/2023(d)	350	356		Packaging & Containers - 0.30%
Total Capital International SA				Ardagh Packaging Finance PLC / Ardagh MP
1.50%, 2/17/2017	1,495	1,521		Holdings USA Inc
				7.00%, 11/15/2020(d)	260	275
1.55%, 6/28/2017	1,240	1,265
Transocean Inc				Crown Cork & Seal Co Inc
2.50%, 10/15/2017	4,105	4,182		7.38%, 12/15/2026	780	889
6.00%, 3/15/2018	110	127		Exopack Holding Corp
6.38%, 12/15/2021	570	683		10.00%, 6/1/2018	795	803
7.35%, 12/15/2041	445	567		Rock Tenn Co
Valero Energy Corp				3.50%, 3/1/2020	4,330	4,502
6.63%, 6/15/2037	2,060	2,593		4.00%, 3/1/2023	805	837
		$93,455				$7,306

Oil & Gas Services - 0.67%				Pharmaceuticals - 1.35%
Cameron International Corp				AbbVie Inc
				1.20%, 11/6/2015(d)	2,295	2,313
1.60%, 4/30/2015	2,165	2,186		1.75%, 11/6/2017(d)	1,190	1,208
4.50%, 6/1/2021	1,230	1,389		4.40%, 11/6/2042(d)	815	861
7.00%, 7/15/2038	1,055	1,440
Cie Generale de Geophysique - Veritas				Actavis Inc
9.50%, 5/15/2016	185	195		1.88%, 10/1/2017	950	948
Hornbeck Offshore Services Inc				3.25%, 10/1/2022	1,395	1,390
5.00%, 3/1/2021(d)	440	442		4.63%, 10/1/2042	435	430
Weatherford International Inc				5.00%, 8/15/2014	1,980	2,078
6.35%, 6/15/2017	850	978		CFR International SpA
				5.13%, 12/6/2022(d)	800	828
Weatherford International Ltd/Bermuda
4.50%, 4/15/2022	6,960	7,411		Express Scripts Holding Co
5.95%, 4/15/2042	2,100	2,298		2.75%, 11/21/2014	2,305	2,372
		$16,339		3.13%, 5/15/2016	3,250	3,440
				3.90%, 2/15/2022	755	824
Other Asset Backed Securities - 1.38%				4.75%, 11/15/2021	830	959
Carrington Mortgage Loan Trust Series 2005-				6.13%, 11/15/2041	1,875	2,434
FRE1				GlaxoSmithKline Capital Inc
0.48%, 12/25/2035(f)	3,635	3,597		5.38%, 4/15/2034	255	308
Chase Funding Trust Series 2003-5				GlaxoSmithKline Capital PLC
0.80%, 7/25/2033(f)	1,256	1,172		1.50%, 5/8/2017	1,385	1,412
Chase Funding Trust Series 2004-1				McKesson Corp
0.66%, 12/25/2033(f)	23	23		0.95%, 12/4/2015	1,530	1,537
Countrywide Asset-Backed Certificates				Sanofi
0.36%, 10/25/2047(f)	6,114	5,995		1.25%, 4/10/2018	3,175	3,189
0.72%, 6/25/2035(f)	807	789		Sky Growth Acquisition Corp
1.81%, 1/25/2034(f)	24	19		7.38%, 10/15/2020(d)	350	374
GE Dealer Floorplan Master Note Trust				Wyeth LLC
0.64%, 10/20/2017(f)	3,500	3,507		5.95%, 4/1/2037	755	991
GE Equipment Midticket LLC				6.00%, 2/15/2036	565	743
0.47%, 1/22/2015	4,300	4,301		Zoetis Inc
GreatAmerica Leasing Receivables Funding				1.15%, 2/1/2016(d)	490	493
LLC				1.88%, 2/1/2018(d)	755	763
1.66%, 4/17/2017(d)	2,000	2,031		4.70%, 2/1/2043(d)	2,910	3,071
JP Morgan Mortgage Acquisition Trust 2007-						$32,966
CH1
5.45%, 11/25/2036	146	146		Pipelines - 1.59%
JP Morgan Mortgage Acquisition Trust 2007-				El Paso Pipeline Partners Operating Co LLC
CH3				4.70%, 11/1/2042	1,540	1,540
0.28%, 3/25/2037(f)	60	59		5.00%, 10/1/2021	4,275	4,932
0.35%, 3/25/2037(f)	3,820	3,512		Energy Transfer Partners LP
Long Beach Mortgage Loan Trust 2005-1				3.60%, 2/1/2023	2,400	2,449
0.95%, 2/25/2035(f)	533	528		5.15%, 2/1/2043	325	339
Marriott Vacation Club Owner Trust 2007-1				5.20%, 2/1/2022	2,270	2,595
5.52%, 5/20/2029(d),(f)	372	382		6.05%, 6/1/2041	2,260	2,578
				6.50%, 2/1/2042	510	614

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

	Pipelines (continued)				Retail (continued)
	Enterprise Products Operating LLC				Claire's Stores Inc (continued)
	3.35%, 3/15/2023	$4,775	$4,985		9.00%, 3/15/2019(d)		$570	$653
	4.45%, 2/15/2043	1,240	1,256		CVS Caremark Corp
	4.85%, 8/15/2042	370	395		3.25%, 5/18/2015		1,105	1,161
	6.45%, 9/1/2040	5	6		4.13%, 5/15/2021		895	1,010
	8.38%, 8/1/2066	1,560	1,792		5.75%, 5/15/2041		3,320	4,080
	Inergy Midstream LP / NRGM Finance Corp				CVS Pass-Through Trust
	6.00%, 12/15/2020(d)	440	464		5.77%, 1/10/2033(d)		1,537	1,829
	Kinder Morgan Energy Partners LP				5.93%, 1/10/2034(d)		1,161	1,412
	3.50%, 9/1/2023	2,200	2,282		7.51%, 1/10/2032(d)		318	421
	5.00%, 3/1/2043	1,050	1,128		Landry's Holdings II Inc
	5.30%, 9/15/2020	1,070	1,272		10.25%, 1/1/2018(d)		835	890
	5.63%, 9/1/2041	1,130	1,294		Landry's Inc
	MarkWest Energy Partners LP / MarkWest				9.38%, 5/1/2020(d)		55	61
	Energy Finance Corp				Macy's Retail Holdings Inc
	6.25%, 6/15/2022	656	730		5.75%, 7/15/2014		875	926
	6.50%, 8/15/2021	142	157		5.90%, 12/1/2016		3,694	4,285
	ONEOK Partners LP				6.38%, 3/15/2037		1,245	1,505
	3.25%, 2/1/2016	2,380	2,519		6.90%, 4/1/2029		145	179
	Regency Energy Partners LP / Regency Energy				New Academy Finance Co LLC / New
	Finance Corp				Academy Finance Corp
	9.38%, 6/1/2016	383	403		8.00%, PIK 8.75%, 6/15/2018(d),(g)		805	838
	Sabine Pass Liquefaction LLC				Petco Holdings Inc
	5.63%, 2/1/2021(d)	490	507		8.50%, PIK 9.25%, 10/15/2017(d),(g)		915	955
	Transportadora de Gas Internacional SA ESP				SACI Falabella
	5.70%, 3/20/2022(d)	300	331		3.75%, 4/30/2023(d)		500	501
	5.70%, 3/20/2022	1,500	1,654		Suburban Propane Partners LP/Suburban
	Western Gas Partners LP				Energy Finance Corp
	4.00%, 7/1/2022	2,465	2,602		7.38%, 3/15/2020		715	778
			$38,824		7.50%, 10/1/2018		330	360
					Wal-Mart Stores Inc
	Publicly Traded Investment Fund - 0.06%				5.00%, 10/25/2040		390	460
	Healthcare Trust of America Holdings LP							$22,705
	3.70%, 4/15/2023(d)	1,405	1,431
					Savings & Loans - 0.35%
					Santander Holdings USA Inc/PA
	Real Estate - 0.04%				3.00%, 9/24/2015		5,430	5,619
	Crescent Resources LLC / Crescent Ventures				4.63%, 4/19/2016		2,745	2,947
	Inc
	10.25%, 8/15/2017(d)	430	484					$8,566
	Mattamy Group Corp				Semiconductors - 0.18%
	6.50%, 11/15/2020(d)	390	385		Intel Corp
			$869		4.00%, 12/15/2032		1,925	1,953
					4.25%, 12/15/2042		825	818
REITS	- 1.07%				Jazz Technologies Inc
	American Tower Trust I
	1.55%, 3/15/2043(d)	1,205	1,218		8.00%, 6/30/2015		1,666	1,533
	3.07%, 3/15/2048(d)	1,885	1,926					$4,304
	Boston Properties LP				Software - 0.01%
	3.13%, 9/1/2023	1,850	1,877		Serena Software Inc
	DDR Corp				10.38%, 3/15/2016		318	321
	4.63%, 7/15/2022	2,250	2,489
	ERP Operating LP
	3.00%, 4/15/2023	2,465	2,491		Sovereign - 0.56%
	Essex Portfolio LP				Australia Government Bond
	3.25%, 5/1/2023	2,435	2,450		5.75%, 5/15/2021	AUD	20	25
	HCP Inc				Belgium Government Bond
	2.63%, 2/1/2020	2,500	2,539		3.00%, 9/28/2019	EUR	40	59
	iStar Financial Inc				4.25%, 9/28/2021		35	56
	7.13%, 2/15/2018	580	615		Bundesrepublik Deutschland
	9.00%, 6/1/2017	490	559		3.50%, 7/4/2019		20	31
	Simon Property Group LP				4.00%, 1/4/2018		5	8
	4.75%, 3/15/2042	1,660	1,822		4.75%, 7/4/2028		15	28
	Ventas Realty LP / Ventas Capital Corp				Canadian Government Bond
	2.70%, 4/1/2020	5,850	5,945		2.00%, 12/1/2014	CAD	50	50
	4.75%, 6/1/2021	1,895	2,135		5.75%, 6/1/2033		25	39
			$26,066		Costa Rica Government International Bond
					4.38%, 4/30/2025(d)		$500	503
	Retail - 0.93%				Croatia Government International Bond
	Claire's Stores Inc				5.50%, 4/4/2023(d)		1,600	1,699
	6.13%, 3/15/2020(d)	380	401

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Sovereign (continued)					Student Loan Asset Backed Securities (continued)
Denmark Government Bond					SLM Private Education Loan Trust 2012-B
3.00%, 11/15/2021	DKK	80	$16		1.30%, 12/15/2021(d),(f)	$6,801	$6,854
4.00%, 11/15/2017		80	17		SLM Private Education Loan Trust 2012-C
Finland Government Bond					1.30%, 8/15/2023(d),(f)	8,747	8,830
1.63%, 9/15/2022	EUR	60	81		SLM Private Education Loan Trust 2012-E
France Government Bond OAT					0.95%, 10/16/2023(d),(f)	2,850	2,863
3.50%, 4/25/2026		30	45		SLM Private Education Loan Trust 2013-1
3.75%, 4/25/2021		85	132		0.80%, 8/15/2022(d),(f)	3,000	3,000
4.50%, 4/25/2041		25	44		SLM Student Loan Trust
French Treasury Note BTAN					0.00%, 7/15/2022(a),(c),(d),(e),(f)	6,000	6,000
1.75%, 2/25/2017		40	55		SLM Student Loan Trust 2008-5
Indonesia Government International Bond					1.38%, 10/25/2016(f)	620	621
3.38%, 4/15/2023(d)		$1,000	1,021		SLM Student Loan Trust 2008-6
Ireland Government Bond					0.83%, 10/25/2017(f)	1,732	1,734
5.90%, 10/18/2019	EUR	150	231		SLM Student Loan Trust 2008-8
Italy Buoni Poliennali Del Tesoro					1.18%, 10/25/2017(f)	581	585
2.75%, 12/1/2015		150	202		SLM Student Loan Trust 2012-6
4.25%, 9/1/2019		75	105		0.36%, 2/27/2017(f)	2,305	2,305
4.75%, 6/1/2017		75	107		SLM Student Loan Trust 2012-7
5.00%, 9/1/2040		15	21		0.36%, 2/27/2017(f)	6,553	6,555
5.50%, 11/1/2022		75	112				$41,244
6.00%, 5/1/2031		20	31
Japan Government Ten Year Bond					Telecommunications - 3.32%
0.80%, 9/20/2020	JPY	7,000	74		Altice Financing SA
					7.88%, 12/15/2019(d)	1,000	1,105
1.40%, 6/20/2019		16,000	175
1.50%, 12/20/2017		20,000	217		Altice Finco SA
					9.88%, 12/15/2020(d)	200	228
Japan Government Thirty Year Bond
2.00%, 9/20/2040		6,500	73		America Movil SAB de CV
2.30%, 12/20/2035		9,000	106		3.13%, 7/16/2022	350	356
Japan Government Twenty Year Bond					AT&T Inc
1.60%, 6/20/2030		12,500	135		1.40%, 12/1/2017	5,520	5,545
1.90%, 3/20/2024		21,200	245		1.70%, 6/1/2017	955	971
Mexican Bonos					3.00%, 2/15/2022	680	706
					4.35%, 6/15/2045(d)	4,500	4,392
6.00%, 6/18/2015(f)	MXN	6	51
6.50%, 6/10/2021(f)		550	52		5.35%, 9/1/2040	1,155	1,304
7.75%, 12/14/2017(f)		600	57		Bharti Airtel International Netherlands BV
					5.13%, 3/11/2023(d)	500	514
8.00%, 6/11/2020(f)		540	54
Netherlands Government Bond					CC Holdings GS V LLC / Crown Castle GS III
2.25%, 7/15/2022(d)	EUR	65	92		Corp
					3.85%, 4/15/2023(d)	2,315	2,387
4.00%, 7/15/2018(d)		15	23
Poland Government Bond					Cisco Systems Inc
5.25%, 10/25/2020	PLN	90	33		5.90%, 2/15/2039	750	966
Russian Foreign Bond - Eurobond					Clearwire Communications LLC/Clearwire
7.50%, 3/31/2030(f)		$2,123	2,671		Finance Inc
					12.00%, 12/1/2015(d)	805	861
Spain Government Bond
3.15%, 1/31/2016	EUR	75	101		Deutsche Telekom International Finance BV
					4.88%, 3/6/2042(d)	825	881
3.40%, 4/30/2014		30	40
4.25%, 10/31/2016		60	83		Digicel Group Ltd
					8.25%, 9/30/2020(d)	1,045	1,118
4.65%, 7/30/2025		10	14
5.50%, 4/30/2021		10	15		Digicel Ltd
					6.00%, 4/15/2021(d)	2,650	2,657
Sweden Government Bond					8.25%, 9/1/2017(d)	300	316
4.25%, 3/12/2019	SEK	120	22
6.75%, 5/5/2014		70	11		8.25%, 9/1/2017	1,700	1,789
Switzerland Government Bond					Eileme 1 AB
					14.25%, PIK 14.25%, 8/15/2020(d),(g)	629	712
3.75%, 6/10/2015	CHF	12	14
Turkey Government International Bond					Eileme 2 AB
					11.63%, 1/31/2020(d)	1,080	1,283
3.25%, 3/23/2023		$600	592
United Kingdom Gilt					Embarq Corp
1.75%, 9/7/2022	GBP	105	164		8.00%, 6/1/2036	695	765
4.25%, 12/7/2040		35	67		Goodman Networks Inc
					13.12%, 7/1/2018(d),(f)	325	361
4.75%, 12/7/2030		15	31
Venezuela Government International Bond					Inmarsat Finance PLC
					7.38%, 12/1/2017(d)	350	371
9.25%, 9/15/2027		$2,640	2,594
12.75%, 8/23/2022		950	1,082		Intelsat Jackson Holdings SA
			$13,606		7.25%, 10/15/2020	710	788
					Intelsat Luxembourg SA
Student Loan Asset Backed Securities - 1.69%					6.75%, 6/1/2018(d)	125	132
SLM Private Education Loan Trust 2012-A					7.75%, 6/1/2021(d)	3,300	3,482
1.60%, 8/15/2025(d),(f)		1,869	1,897		8.13%, 6/1/2023(d)	2,415	2,572
					11.25%, 2/4/2017	53	56

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's)	Value (000		's)

Telecommunications (continued)					Transportation (continued)
Level 3 Communications Inc					Kansas City Southern Railway
11.88%, 2/1/2019	$384	$452			4.30%, 5/15/2043(d)	$1,165		$1,163
Level 3 Financing Inc					Navios Maritime Acquisition Corp / Navios
8.13%, 7/1/2019	770	849			Acquisition Finance US Inc
10.00%, 2/1/2018	810	892			8.63%, 11/1/2017	1,268		1,266
MetroPCS Wireless Inc					Navios South American Logistics Inc / Navios
6.25%, 4/1/2021(d)	960	1,031			Logistics Finance US Inc
6.63%, 4/1/2023(d)	690	742			9.25%, 4/15/2019(d)	235		257
NII Capital Corp					PHI Inc
7.63%, 4/1/2021	920	814			8.63%, 10/15/2018	540		591
NII International Telecom Sarl					Swift Services Holdings Inc
11.38%, 8/15/2019(d)	195	225			10.00%, 11/15/2018	1,420		1,626
Qtel International Finance Ltd					Transnet SOC Ltd
3.25%, 2/21/2023(d)	500	494			4.00%, 7/26/2022(d)	1,200		1,192
3.25%, 2/21/2023	1,100	1,086						$20,876
Qwest Corp					TOTAL BONDS			$1,460,579
6.75%, 12/1/2021	2,921	3,438			SENIOR FLOATING RATE INTERESTS -	Principal
SBA Tower Trust					3.12%	Amount (000's)	Value	(000	's)
4.25%, 4/15/2040(d),(f)	2,490	2,592
Softbank Corp					Aerospace & Defense - 0.08%
4.50%, 4/15/2020(d)	4,290	4,444			Sequa Corp, Term Loan B
					5.25%, 5/29/2017(f)	$608		$618
Sprint Capital Corp
6.88%, 11/15/2028	565	578			Silver II Borrower SCA, Term Loan
					4.00%, 12/13/2019(f)	1,401		1,411
Sprint Nextel Corp
6.00%, 12/1/2016	100	109						$2,029
6.00%, 11/15/2022	770	803			Apparel - 0.02%
7.00%, 8/15/2020	1,565	1,714			Calceus Acquisition Inc, Term Loan B
9.00%, 11/15/2018(d)	175	215			5.75%, 1/30/2020(f)	445		451
9.13%, 3/1/2017	236	278
Telefonica Emisiones SAU
3.19%, 4/27/2018	7,825	7,920			Automobile Manufacturers - 0.09%
4.57%, 4/27/2023	2,000	2,052			Chrysler Group LLC, Term Loan B
5.46%, 2/16/2021	1,330	1,466			6.00%, 5/24/2017(f)	2,190		2,218
6.42%, 6/20/2016	595	670
UPCB Finance VI Ltd					Automobile Parts & Equipment - 0.08%
6.88%, 1/15/2022(d)	690	757
					HHI Holdings LLC, Term Loan
Verizon Communications Inc					5.00%, 10/3/2018(f)	876		889
0.70%, 11/2/2015	1,440	1,436			Schaeffler AG, Term Loan C
3.50%, 11/1/2021	2,635	2,801			4.25%, 1/20/2017(f)	1,025		1,036
6.25%, 4/1/2037	425	524						$1,925
VimpelCom Holdings BV
5.20%, 2/13/2019(d)	1,795	1,831			Chemicals - 0.25%
7.50%, 3/1/2022	550	621			AI Chem & Cy SCA, Term Loan
Vodafone Group PLC					8.25%, 3/12/2020(f)	225		230
1.50%, 2/19/2018	1,820	1,826			AI Chem & Cy SCA, Term Loan B1
Wind Acquisition Finance SA					4.50%, 9/12/2019(f)	1,646		1,666
11.75%, 7/15/2017(d)	180	193			AI Chem & Cy SCA, Term Loan B2
Wind Acquisition Holdings Finance SA					4.50%, 9/20/2019(f)	854		864
12.25%, PIK 12.25%, 7/15/2017(d),(g)	1,444	1,549			AZ Chem US Inc, Term Loan B
		$81,020			5.25%, 2/21/2017(f)	553		561
					Eagle Spinco Inc, Term Loan B
Textiles - 0.07%					3.50%, 1/28/2017(f)	787		800
Mohawk Industries Inc					Ineos US Finance LLC, Term Loan
3.85%, 2/1/2023	1,590	1,660			6.50%, 4/27/2018(f)	1,102		1,114
					Taminco Global Chemical Corp, Term Loan
Transportation - 0.85%					B
Burlington Northern Santa Fe LLC					4.25%, 2/15/2019(f)	787		796
4.45%, 3/15/2043	2,795	2,935						$6,031
CSX Corp				Coal	- 0.01%
4.10%, 3/15/2044	1,335	1,312			Patriot Coal Corp, DIP Term Loan
5.50%, 4/15/2041	1,805	2,141			9.25%, 12/9/2013(f)	115		112
6.25%, 3/15/2018	740	901
7.38%, 2/1/2019	964	1,234
Georgian Railway JSC					Commercial Services - 0.19%
7.75%, 7/11/2022(d)	590	686			Bright Horizons Family Solutions Inc, Term
Kansas City Southern de Mexico SA de CV					Loan
3.00%, 5/15/2023(d),(e)	3,175	3,184			4.00%, 1/24/2020(f)	110		111
6.13%, 6/15/2021	1,704	2,006
8.00%, 2/1/2018	350	382

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Forest Products & Paper - 0.08%
Emergency Medical Services Corp, Term Loan			Caraustar Industries Inc, Term Loan
B			0.00%, 4/26/2019(f),(h)	$1,090	$1,095
4.00%, 5/25/2018(f)	$214	$217	Exopack LLC, Term Loan B
Interactive Data Corp, Term Loan B			6.50%, 5/6/2017(f)	815	825
3.75%, 2/11/2018(f)	1,861	1,880			$1,920
ISS A/S, Term Loan B
0.00%, 4/18/2018(f),(h)	2,335	2,344	Healthcare - Products - 0.03%
		$4,552	BSN Medical GmbH & Co KG, Term Loan
			B1
Computers - 0.08%			5.00%, 7/15/2019(f)	225	226
CompuCom Systems Inc, Term Loan			Kinetic Concepts Inc, Term Loan C1
6.50%, 10/2/2018(f)	509	509	5.50%, 5/4/2018(f)	570	579
10.25%, 10/2/2019(f)	745	760			$805
Spansion LLC, Term Loan B
5.25%, 12/11/2018(f)	663	669	Healthcare - Services - 0.06%
		$1,938	HCA Inc, Term Loan B4
			2.95%, 5/1/2018(f)	770	771
Consumer Products - 0.08%			MultiPlan Inc, Term Loan B
Sun Products Corp/The, Term Loan B			4.00%, 8/26/2017(f)	711	718
6.41%, 3/21/2020(f)	1,910	1,924			$1,489

			Insurance - 0.16%
Distribution & Wholesale - 0.07%			Asurion LLC, Term Loan B1
American Builders & Contractors Supply Co			4.50%, 5/24/2019(f)	2,204	2,229
Inc, Term Loan B			CNO Financial Group Inc, Term Loan B2
3.50%, 4/5/2020(f)	1,800	1,814	5.00%, 9/20/2016(f)	939	948
			Lone Star Intermediate Super Holdings LLC,
Diversified Financial Services - 0.02%			Term Loan
			11.00%, 8/7/2019(f)	630	676
Springleaf Financial Funding Co, Term Loan
NEW					$3,853
5.50%, 5/28/2017(f)	433	434	Internet - 0.09%
			Zayo Group LLC, Term Loan B
			4.50%, 7/2/2019(f)	2,284	2,308
Electric - 0.17%
Dynegy Inc, Term Loan B1
0.00%, 4/16/2020(f),(h)	501	501	Lodging - 0.09%
Dynegy Inc, Term Loan B2			Caesars Entertainment Operating Co Inc, Term
0.00%, 4/16/2020(f),(h)	820	819	Loan B6
NRG Energy Inc, Term Loan			5.45%, 1/28/2018(f)	2,346	2,127
3.25%, 5/5/2018(f)	442	447
Texas Competitive Electric Holdings Co LLC,
Term Loan NONEXT			Machinery - Diversified - 0.05%
3.73%, 10/10/2014(f)	3,133	2,353	Edwards Cayman Islands II Ltd, Term Loan
		$4,120	B
			4.75%, 3/26/2020(f)	1,291	1,297
Entertainment - 0.16%
CCM Merger Inc, Term Loan B
6.00%, 2/1/2017(f)	2,423	2,447	Media - 0.39%
Peninsula Gaming LLC, Term Loan B			Charter Communications Operating LLC,
5.75%, 8/3/2017(f)	993	1,005	Term Loan E
			0.00%, 4/10/2020(f),(h)	741	739
WMG Acquisition Corp, Term Loan B
5.25%, 10/25/2018(f)	479	485	Cumulus Media Holdings Inc, Term Loan
			7.50%, 1/14/2019(f)	223	231
		$3,937	Cumulus Media Holdings Inc, Term Loan B
Environmental Control - 0.01%			4.50%, 9/17/2018(f)	291	295
ADS Waste Holdings Inc, Term Loan B			Kabel Deutschland Vertrieb und Service
4.25%, 10/5/2019(f)	244	247	GmbH, Term Loan F
			3.25%, 2/1/2019(f)	380	382
			NEP Broadcasting LLC, Term Loan
Food - 0.11%			9.50%, 8/18/2020(f)	11	12
HJ Heinz Co, Term Loan B2
0.00%, 3/27/2020(f),(h)	1,700	1,715	NEP Broadcasting LLC, Term Loan B
			4.75%, 1/3/2020(f)	2,309	2,350
Pinnacle Foods Finance LLC / Pinnacle Foods

Finance Corp, Term Loan B-EXT			Univision Communications Inc, Term Loan
3.70%, 4/2/2014(f)	197	198	4.75%, 2/28/2020(f)	87	87
			Univision Communications Inc, Term Loan
Pinnacle Foods Finance LLC / Pinnacle Foods			C1
Finance Corp, Term Loan F			4.75%, 2/28/2020(f)	858	865
4.75%, 10/17/2018(f)	501	503
Pinnacle Foods Finance LLC, Term Loan E			Univision Communications Inc, Term Loan
4.75%, 9/29/2018(f)	375	377	C2
			4.75%, 2/22/2020(f)	2,290	2,312
		$2,793

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS - 39.82%	Amount (000's)	Value (000	's)
				Federal Home Loan Mortgage Corporation (FHLMC) -
Media (continued)				4.80%
Virgin Media Investment Holdings Ltd, Term				2.59%, 12/1/2035(f)	$66	$71
Loan B				2.62%, 1/1/2034(f)	131	140
0.00%, 2/15/2020(f),(h)	$1,430	$1,431
				2.73%, 5/1/2037(f)	385	413
WideOpenWest Finance LLC, Term Loan B
4.75%, 3/27/2019(f)	854	864		3.50%, 4/1/2042	18,734	20,180
				3.50%, 8/1/2042	9,547	10,242
		$9,568		3.50%, 12/1/2042	11,904	12,805
Mining - 0.02%				4.00%, 10/1/2041	2,400	2,563
FMG Resources August 2006 Pty Ltd, Term				4.50%, 4/1/2031	4,376	4,783
Loan B				4.50%, 6/1/2040	2,488	2,754
5.25%, 10/12/2017(f)	577	587		4.50%, 8/1/2040	298	324
				4.50%, 1/1/2041	5,622	6,222
				4.50%, 4/1/2041	15,663	17,188
Oil & Gas - 0.10%				5.00%, 3/1/2018	842	899
Chesapeake Energy Corp, Term Loan B				5.00%, 5/1/2018	572	608
5.75%, 12/2/2017(f)	1,430	1,481
				5.00%, 10/1/2018	432	458
EP Energy LLC, Term Loan B1				5.00%, 1/1/2019	633	671
5.00%, 4/24/2018(f)	725	728
				5.00%, 6/1/2031	2,570	2,850
Plains Exploration & Production Co, Term				5.00%, 12/1/2038	614	659
Loan B				5.00%, 2/1/2039	3,613	3,879
4.00%, 10/15/2019(f)	105	105
				5.00%, 8/1/2040	5,240	5,746
		$2,314		5.06%, 7/1/2034(f)	40	44
Pharmaceuticals - 0.11%				5.50%, 3/1/2018	215	232
Grifols Inc, Term Loan B				5.50%, 8/1/2023	1,759	1,887
4.25%, 6/1/2017(f)	507	512		5.50%, 6/1/2024	216	236
NBTY Inc, Term Loan B2				5.50%, 4/1/2033	84	91
3.50%, 10/1/2017(f)	227	229		5.50%, 5/1/2033	239	260
Par Pharmaceutical Cos Inc, Term Loan B				5.50%, 10/1/2033	186	204
4.25%, 9/28/2019(f)	1,990	2,008		5.50%, 12/1/2033	1,730	1,928
		$2,749		5.50%, 11/1/2036	1,894	2,082
				5.50%, 4/1/2038	792	863
Pipelines - 0.04%				5.50%, 8/1/2038	1,310	1,458
NGPL PipeCo LLC, Term Loan B				5.50%, 3/1/2040	2,194	2,412
6.75%, 5/4/2017(f)	882	894		6.00%, 7/1/2017	36	39
				6.00%, 3/1/2022	82	89
REITS - 0.02%				6.00%, 7/1/2023	690	751
iStar Financial Inc, Term Loan				6.00%, 6/1/2028	8	10
5.25%, 6/28/2013(f)	20	20		6.00%, 1/1/2029	3	4
iStar Financial Inc, Term Loan A2				6.00%, 3/1/2031	18	20
7.00%, 6/30/2014(f)	525	559		6.00%, 4/1/2031	3	3
		$579		6.00%, 12/1/2031	116	130
				6.00%, 12/1/2032	114	127
Retail - 0.32%				6.00%, 2/1/2033	208	231
DineEquity Inc, Term Loan B2				6.00%, 12/1/2033	132	147
3.75%, 10/19/2017(f)	348	353		6.00%, 10/1/2036(f)	1,187	1,306
Dunkin' Brands Inc, Term Loan B3				6.00%, 12/1/2037(f)	1,408	1,550
3.75%, 2/14/2020(f)	2,187	2,208		6.00%, 1/1/2038	1,154	1,283
Michaels Stores Inc, Term Loan B				6.00%, 1/1/2038(f)	197	217
3.75%, 1/24/2020(f)	1,735	1,751		6.00%, 7/1/2038	4,440	4,926
Neiman Marcus Group Inc/The, Term Loan B				6.50%, 6/1/2017	100	106
4.00%, 5/16/2018(f)	3,095	3,118		6.50%, 3/1/2029	1	1
Serta Simmons Holdings LLC, Term Loan B				6.50%, 3/1/2029	17	20
5.00%, 9/19/2019(f)	404	409		6.50%, 5/1/2029	27	31
		$7,839		6.50%, 4/1/2031	14	16
				6.50%, 6/1/2031	1	2
Semiconductors - 0.04%				6.50%, 9/1/2031	12	14
Freescale Semiconductor Inc, Term Loan B4
5.00%, 2/13/2020(f)	1,013	1,027		6.50%, 2/1/2032	2	2
				6.50%, 2/1/2032	8	10
				6.50%, 5/1/2032	34	39
Telecommunications - 0.10%				6.50%, 4/1/2035	366	417
Integra Telecom Holdings Inc, Term Loan				6.50%, 10/1/2035	181	206
6.00%, 2/19/2019(f)	1,140	1,163		7.00%, 12/1/2029	15	18
9.75%, 2/19/2020(f)	120	123		7.00%, 6/1/2030	25	30
Intelsat Jackson Holdings SA, Term Loan				7.00%, 12/1/2030	12	15
3.20%, 2/1/2014(f)	734	734		7.00%, 9/1/2031	4	5
Level 3 Financing Inc, Term Loan B				7.50%, 9/1/2030	5	5
5.18%, 8/1/2019(f)	505	511		7.50%, 9/1/2030	4	4
		$2,531		7.50%, 1/1/2031	25	31
TOTAL SENIOR FLOATING RATE INTERESTS		$76,412		7.50%, 3/1/2031	6	8
				7.50%, 2/1/2032	15	18

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal Home Loan Mortgage Corporation (FHLMC)				Federal National Mortgage Association (FNMA) (continued)
(continued)				5.50%, 4/1/2038	$11,268	$12,477
8.00%, 9/1/2030	$117	$133		5.50%, 12/1/2038	4,146	4,583
		$117,116		5.50%, 1/1/2040	2,845	3,134
Federal National Mortgage Association (FNMA) - 16.77%				5.50%, 4/1/2040	1,024	1,134
1.90%, 10/1/2034(f)	273	287		5.50%, 5/1/2040	1,951	2,149
2.33%, 1/1/2033(f)	133	141		5.50%, 5/1/2040	2,014	2,215
2.40%, 9/1/2038(f)	2,896	3,081		6.00%, 10/1/2021	778	853
2.48%, 2/1/2036(f)	40	41		6.00%, 2/1/2023	55	60
2.49%, 3/1/2035(f)	403	428		6.00%, 2/1/2038(f)	2,808	3,073
2.50%, 5/1/2028(i)	19,600	20,494		6.00%, 5/1/2038	1,100	1,240
2.52%, 4/1/2036(f)	394	421		6.00%, 5/1/2038	451	499
2.53%, 12/1/2032(f)	210	223		6.00%, 8/1/2038	2,211	2,475
2.57%, 7/1/2033(f)	1,753	1,867		6.00%, 8/1/2038	843	937
2.66%, 7/1/2034(f)	518	552		6.00%, 12/1/2038	6,191	6,904
2.76%, 3/1/2035(f)	5,502	5,887		6.14%, 12/1/2036(f)	1,346	1,456
2.86%, 8/1/2035(f)	345	369		6.50%, 7/1/2016	5	5
2.93%, 4/1/2033(f)	251	266		6.50%, 2/1/2017	13	14
3.00%, 5/15/2027(i)	33,000	34,851		6.50%, 3/1/2017	8	9
3.00%, 12/1/2040	250	261		6.50%, 4/1/2017	2	2
3.00%, 11/1/2042	907	952		6.50%, 8/1/2017	94	102
3.00%, 5/1/2043(i)	24,900	26,044		6.50%, 5/1/2022	19	21
3.33%, 4/1/2041(f)	2,432	2,577		6.50%, 12/1/2031	8	10
3.50%, 12/1/2025	3,609	3,890		6.50%, 2/1/2032	6	6
3.50%, 4/1/2027	1,767	1,898		6.50%, 2/1/2032	7	9
3.50%, 5/1/2027(i)	1,950	2,071		6.50%, 4/1/2032	11	13
3.50%, 1/1/2041	510	544		6.50%, 6/1/2032	4	5
3.50%, 3/1/2042	5,260	5,669		6.50%, 8/1/2032	32	36
3.50%, 5/1/2042(i)	15,000	15,982		6.50%, 7/1/2037	994	1,121
3.50%, 10/1/2042	17,147	18,367		6.50%, 7/1/2037	1,160	1,299
3.50%, 2/1/2043	18,410	19,721		6.50%, 12/1/2037	1,796	2,016
3.50%, 4/1/2043	4,742	5,080		6.50%, 2/1/2038	1,058	1,186
4.00%, 8/1/2020	3,759	4,019		6.50%, 3/1/2038	570	639
4.00%, 5/1/2027(i)	3,350	3,580		6.50%, 9/1/2038	2,759	3,091
4.00%, 2/1/2031	1,075	1,159		7.00%, 2/1/2032	19	23
4.00%, 2/1/2031	956	1,030		7.00%, 3/1/2032	77	92
4.00%, 5/1/2031	2,058	2,219		7.50%, 8/1/2032	27	34
4.00%, 6/1/2031	3,303	3,561				$409,685
4.00%, 12/1/2040	8,399	9,221		Government National Mortgage Association (GNMA) -
4.00%, 12/1/2040	11,503	12,636		8.21%
4.00%, 12/1/2040	5,558	6,152		3.00%, 5/1/2043(i)	6,600	7,023
4.00%, 1/1/2041	16,280	17,874		3.50%, 3/15/2042	2,826	3,112
4.00%, 5/1/2042(i)	12,000	12,844		3.50%, 4/15/2042	2,757	3,013
4.00%, 3/1/2043	4,456	4,770		3.50%, 5/15/2042	10,717	11,692
4.50%, 5/1/2031	9,836	10,731		3.50%, 10/15/2042	2,972	3,243
4.50%, 12/1/2039	133	143		3.50%, 5/1/2043(i)	54,200	59,036
4.50%, 5/1/2040	2,700	3,020		4.00%, 10/15/2041	7,097	7,922
4.50%, 5/1/2040	2,975	3,289		4.00%, 2/15/2042	2,718	3,034
4.50%, 7/1/2040	1,949	2,155		4.00%, 4/20/2042	7,870	8,566
4.50%, 1/1/2041	2,489	2,752		4.00%, 5/1/2042(i)	25,000	27,367
4.50%, 2/1/2041	30,985	34,260		4.50%, 6/20/2025	11,584	12,566
4.50%, 9/1/2041	1,801	1,946		4.50%, 1/20/2040	4,694	5,204
5.00%, 3/1/2018	281	302		4.50%, 8/20/2040	9,703	10,743
5.00%, 12/1/2039	242	270		4.50%, 10/20/2040	3,591	3,976
5.00%, 2/1/2040	689	759		4.50%, 8/20/2042	1,594	1,747
5.00%, 4/1/2040	1,323	1,458		5.00%, 11/15/2033	5,429	5,981
5.00%, 5/1/2041	6,398	7,035		5.00%, 6/15/2034	122	135
5.00%, 5/1/2042(i)	25,000	27,066		5.00%, 10/20/2039	683	762
5.32%, 10/1/2036(f)	353	380		5.00%, 7/20/2040	1,277	1,398
5.50%, 9/1/2017	43	46		5.00%, 9/20/2041	2,036	2,252
5.50%, 10/1/2017	57	61		5.00%, 11/20/2041	3,007	3,291
5.50%, 6/1/2020	1,052	1,147		5.00%, 2/20/2042	308	343
5.50%, 9/1/2020	1,471	1,603		5.00%, 6/20/2042	7,796	8,588
5.50%, 2/1/2023	144	157		5.50%, 10/15/2033	1,861	2,106
5.50%, 6/1/2023	541	589		5.50%, 5/20/2035	252	279
5.50%, 7/1/2023	10	11		5.50%, 2/15/2038	2,836	3,101
5.50%, 7/1/2033	490	538		6.00%, 7/20/2028	91	103
5.50%, 9/1/2033	506	555		6.00%, 11/20/2028	81	92
5.50%, 8/1/2036	4,728	5,172		6.00%, 1/20/2029	89	104
5.50%, 2/1/2037	263	289		6.00%, 7/20/2029	19	22

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	(continued)	Amount (000's)	Value (000	's)

Government National Mortgage Association (GNMA)				Banks (continued)
(continued)				Investment in Joint Trading Account; JP	$33,556		$33,555
6.00%, 8/15/2031	$44	$50
6.00%, 1/15/2032	10	12		Morgan Repurchase Agreement; 0.14%
				dated 4/30/2013 maturing 5/1/2013
6.00%, 2/15/2032	139	159		(collateralized by US Government
6.00%, 2/15/2033	84	96
6.00%, 12/15/2033	89	101		Securities; $34,226,583; 0.00% - 8.88%;
				dated 06/15/15 - 04/15/30)
6.00%, 3/15/2039	2,381	2,705		Investment in Joint Trading Account; Merrill	28,762		28,762
6.50%, 3/20/2028	16	19
6.50%, 5/20/2029	14	16		Lynch Repurchase Agreement; 0.14%
				dated 4/30/2013 maturing 5/1/2013
6.50%, 2/20/2032	7	9		(collateralized by US Government Security;
6.50%, 10/15/2032	44	51
6.50%, 12/15/2032	299	339		$29,337,072 ; 0.63%; dated 08/31/17)
7.00%, 6/15/2031	29	35					$135,820
7.00%, 7/15/2031	4	5		TOTAL REPURCHASE AGREEMENTS			$135,820
7.00%, 6/15/2032	168	200		Total Investments			$2,656,816
8.00%, 1/20/2031	10	12		Liabilities in Excess of Other Assets, Net - (8.76)%			$(214,307)
		$200,610		TOTAL NET ASSETS - 100.00%			$2,442,509

U.S. Treasury - 10.04%
0.13%, 8/31/2013	3,625	3,625		(a) Non-Income Producing Security
0.13%, 7/31/2014	20,000	19,991		(b) Security is Illiquid
0.25%, 6/30/2014	13,000	13,014		(c)		Fair value of these investments is determined in good faith by the
0.25%, 5/15/2015	700	700		Manager under procedures established and periodically reviewed by the
0.38%, 7/31/2013	150	150		Board of Directors. At the end of the period, the fair value of these
0.63%, 5/31/2017	22,480	22,591		securities totaled $16,669 or 0.68% of net assets.
0.75%, 6/30/2017	22,000	22,206		(d)		Security exempt from registration under Rule 144A of the Securities Act of
0.75%, 10/31/2017	200	201		1933. These securities may be resold in transactions exempt from
1.00%, 8/31/2016	22,770	23,241		registration, normally to qualified institutional buyers. Unless otherwise
1.00%, 3/31/2017	2,450	2,500		indicated, these securities are not considered illiquid. At the end of the
1.25%, 10/31/2015	35,100	35,956		period, the value of these securities totaled $424,953 or 17.40% of net
1.38%, 12/31/2018	10,000	10,316		assets.
1.50%, 7/31/2016	20,465	21,220		(e) Security purchased on a when-issued basis.
1.75%, 5/15/2022	75	76		(f) Variable Rate. Rate shown is in effect at April 30, 2013.
1.88%, 8/31/2017	22,925	24,241		(g)		Payment in kind; the issuer has the option of paying additional securities
2.00%, 2/15/2023	35	36		in lieu of cash.
2.38%, 5/31/2018	275	298		(h)		This Senior Floating Rate Note will settle after April 30, 2013, at which
2.63%, 4/30/2016	300	321		time the interest rate will be determined.
2.63%, 1/31/2018	10,000	10,944		(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 5/15/2019	500	567		Notes to Financial Statements for additional information.
3.13%, 2/15/2042	2,535	2,663
3.25%, 12/31/2016	100	110
4.38%, 5/15/2040	14,500	18,913		Portfolio Summary (unaudited)
4.50%, 2/15/2036	5,000	6,581		Sector			Percent
4.75%, 2/15/2041	80	111
5.38%, 2/15/2031	25	36		Mortgage Securities			36.82%
6.13%, 8/15/2029	25	38		Financial			19.48%
6.75%, 8/15/2026	3,000	4,642		Government			10.60%
				Asset Backed Securities			10.28%
		$245,288		Communications			6.86%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Consumer, Non-cyclical			6.26%
OBLIGATIONS		$972,699		Energy			6.14%
	Maturity			Consumer, Cyclical			3.79%
REPURCHASE AGREEMENTS - 5.56%	Amount (000's)	Value (000	's)	Basic Materials			3.00%
Banks - 5.56%				Industrial			2.41%
Investment in Joint Trading Account; Credit	$15,979	$15,979		Utilities			2.07%
Suisse Repurchase Agreement; 0.14%				Technology			0.75%
dated 4/30/2013 maturing 5/1/2013				Diversified			0.24%
(collateralized by US Government				Exchange Traded Funds			0.06%
Securities; $16,298,374; 4.50% - 4.63%;				Liabilities in Excess of Other Assets, Net			(8 .76)%
dated 02/15/36 - 02/15/40)				TOTAL NET ASSETS			100.00%
Investment in Joint Trading Account; Deutsche	57,524	57,524
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $58,674,152; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

Credit Default Swaps

Buy Protection
			(Pay)/					Upfront	Unrealized
			Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date	Amount	Fair Value Paid/(Received) (Depreciation)
Barclays Bank PLC	CMBX.NA.AAA4		(0.35)%	2/17/2051	$6,250		$119	$489	$(370)
Deutsche Bank AG	CMBX.NA.AAA3		(0.08)%	12/13/2049	6,250		127	274	(147)
Total						$246		$763	$(517)

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase									Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept In Exchange For			Fair Value	Appreciation/(Depreciation)
Euro	JP Morgan Chase		6/12/2013	43,000	$57		$57		$—
Japanese Yen	JP Morgan Chase		6/12/2013	51,073,449	534		524		(10)
Total									$(10)

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver In Exchange For			Fair Value	Appreciation/(Depreciation)
Australian Dollar	JP Morgan Chase		6/12/2013	58,478		$59	$60		$(1)
British Pound Sterling	JP Morgan Chase		6/12/2013	195,163		291	303		(12)
Canadian Dollar	JP Morgan Chase		6/12/2013	119,574		117	119		(2)
Danish Krone	JP Morgan Chase		6/12/2013	205,109		35	36		(1)
Euro	JP Morgan Chase		6/12/2013	1,608,364		2,092	2,119		(27)
Japanese Yen	JP Morgan Chase		6/12/2013	146,849,629		1,529	1,507		22
Mexican Peso	JP Morgan Chase		6/12/2013	2,727,732		215	224		(9)
Polish Zloty	JP Morgan Chase		6/12/2013	100,651		32	32		—
Swedish Krona	JP Morgan Chase		6/12/2013	255,875		40	40		—
Swiss Franc	JP Morgan Chase		6/12/2013	14,349		15	15		—
Total									$(30)

Amounts in thousands except contracts

Interest Rate Swaps

	(Pay)/
Counterparty	Receive	Fixed		Notional		Upfront Premiums			Unrealized
(Issuer)	Floating Rate Index Floating Rate Rate Expiration Date			Amount	Fair Value	Paid/(Received) Appreciation/(Depreciation)
Deutsche Bank AG 3 Month LIBOR	Receive	1.74%	9/4/2022	$8,000	$5		$—		$5
Morgan Stanley & 3 Month LIBOR	Receive	2.38%	9/4/2032	8,000	292		—		292
Co
Total					$297		$—		$297

Amounts in thousands

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2013 (unaudited)

	Principal					Principal
MUNICIPAL BONDS - 103.47%	Amount (000's)	Value (000	's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

California - 101.65%					California (continued)
Abag Finance Authority for Nonprofit					California Statewide Communities
Corps (credit support from ACA)					Development Authority (continued)
5.70%, 11/1/2013	$615	$616			7.25%, 11/15/2041	$1,500	$1,757
Abag Finance Authority for Nonprofit					California Statewide Communities
Corps (credit support from CA MTG INS)					Development Authority (credit support from
5.00%, 4/1/2042	1,000	1,099			CA MTG INS)
Anaheim Public Financing Authority					6.25%, 8/15/2028	2,250	2,709
5.25%, 10/1/2034	1,000	1,149			California Statewide Communities
Baldwin Park Financing Authority					Development Authority (credit support from
4.63%, 8/1/2016	1,130	1,158			FHA INS)
Barstow Redevelopment Agency (credit					6.25%, 8/1/2024	840	1,048
support from NATL-RE)					Carson Redevelopment Agency (credit
7.00%, 9/1/2014	340	358			support from NATL-RE)
7.00%, 9/1/2014	175	183			5.50%, 10/1/2016	1,000	1,110
Bay Area Governments Association (credit					City of Alhambra CA (credit support from
support from XLCA)				NATL	-RE)
5.25%, 9/1/2029	2,000	2,014			6.13%, 9/2/2018	3,155	3,195
Bay Area Toll Authority					City of Bakersfield CA Wastewater
5.13%, 4/1/2039	3,000	3,453			Revenue (credit support from AGM)
Berkeley Unified School District/CA (credit					5.00%, 9/15/2032	2,000	2,246
support from ASSURED GTY)					City of Chula Vista CA (credit support from
5.00%, 8/1/2031	1,250	1,399		NATL	-RE)
California County Tobacco Securitization					5.00%, 8/1/2027	3,000	3,040
Agency					City of Compton CA Water Revenue
5.45%, 6/1/2028(a)	2,000	1,967			6.00%, 8/1/2039	1,250	1,271
California Educational Facilities Authority					City of Los Angeles Department of Airports
5.00%, 1/1/2038(b)	1,379	1,503			5.00%, 5/15/2035	2,000	2,274
5.00%, 10/1/2038(b)	900	1,038			5.13%, 5/15/2033	1,230	1,380
5.00%, 1/1/2039(b)	3,642	4,082			City of San Francisco CA Public Utilities
5.25%, 10/1/2039(b)	6,500	7,553			Commission Water Revenue
5.38%, 4/1/2034	1,000	1,123			5.00%, 11/1/2029	2,210	2,608
California Health Facilities Financing					5.00%, 11/1/2036	2,010	2,339
Authority					City of San Jose CA Airport Revenue (credit
4.00%, 3/1/2033	2,000	2,036			support from AMBAC)
4.00%, 3/1/2043	1,000	1,004			5.00%, 3/1/2037	3,000	3,190
5.00%, 11/15/2036	1,895	2,111			City of Torrance CA
5.75%, 9/1/2039	2,000	2,331			6.00%, 6/1/2022	1,000	1,004
6.00%, 7/1/2039	2,000	2,402			City of Turlock CA
6.50%, 10/1/2038	985	1,192			5.13%, 10/15/2031	1,000	1,128
6.50%, 10/1/2038	15	19			5.13%, 10/15/2037	1,000	1,119
California Infrastructure & Economic					City of Vernon CA Electric System Revenue
Development Bank (credit support from					5.13%, 8/1/2021	2,000	2,285
NATL-RE FGIC)					Coachella Redevelopment Agency
5.00%, 8/15/2018	500	527			5.88%, 12/1/2028	1,755	1,757
California Municipal Finance Authority					Coachella Valley Unified School
5.25%, 8/1/2042	850	871			District/CA (credit support from AGM)
5.30%, 8/1/2047	675	692			0.00%, 8/1/2039(c)	5,300	1,413
California Pollution Control Financing					County of Orange CA Airport Revenue
Authority					5.00%, 7/1/2031	1,000	1,120
5.00%, 7/1/2037	4,000	4,130			County of Sacramento CA Airport System
5.00%, 11/21/2045	2,500	2,565			Revenue
California Pollution Control Financing					5.00%, 7/1/2040	2,000	2,207
Authority (credit support from AMBAC-					County of Santa Clara CA
TCRS)					3.25%, 8/1/2035	1,500	1,377
5.85%, 6/1/2021	2,500	2,510			Desert Hot Springs Redevelopment Agency
California State Department of Water					5.60%, 9/1/2038	2,000	1,598
Resources					Dinuba Financing Authority
5.00%, 12/1/2028	1,680	1,969			5.38%, 9/1/2038	1,000	996
California State Public Works Board					East Bay Municipal Utility District
5.00%, 4/1/2037	1,000	1,096			5.00%, 6/1/2036	1,000	1,183
California State University					El Monte Union High School District (credit
5.25%, 11/1/2038	2,000	2,305			support from ASSURED GTY)
California State University (credit support					5.50%, 6/1/2034	2,000	2,314
from AGM)					Escondido Union High School District
5.00%, 11/1/2039	1,000	1,119			0.00%, 8/1/2041(c)	1,000	262
California Statewide Communities					Fontana Redevelopment Agency (credit
Development Authority					support from NATL-RE)
5.00%, 5/15/2042	1,000	1,089			5.20%, 9/1/2030	1,000	1,001
5.25%, 11/1/2030	1,500	1,727

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

California (continued)				California (continued)
Foothill-De Anza Community College				Ripon Unified School District (credit support
District				from BAM)
5.00%, 8/1/2040	$1,500	$1,723		0.00%, 8/1/2031(c)	$945	$368
Highland Redevelopment Agency (credit				0.00%, 8/1/2033(c)	1,110	383
support from AMBAC)				Riverside County Public Financing Authority
5.00%, 12/1/2028	3,000	3,046		5.80%, 5/15/2029	2,100	1,173
Indio Redevelopment Agency				Riverside County Transportation Commission
5.63%, 8/15/2035	1,355	1,407		5.00%, 6/1/2032	1,500	1,687
La Verne Public Financing Authority				Rocklin Unified School District (credit
7.25%, 9/1/2026	800	801		support from NATL-RE FGIC)
Lake Elsinore Public Financing Authority				0.00%, 8/1/2019(c)	1,360	986
5.80%, 9/2/2015	580	582		0.00%, 8/1/2020(c)	1,415	972
Lancaster Redevelopment Agency				0.00%, 8/1/2023(c)	1,225	717
6.88%, 8/1/2039	1,000	1,151		Rosedale-Rio Bravo Water Storage District
Los Angeles Community Redevelopment				Kern County
Agency (credit support from NATL-RE)				5.00%, 1/1/2032	3,000	3,246
5.40%, 7/1/2024	2,500	2,502		5.00%, 1/1/2042	2,750	2,964
Los Angeles Department of Water & Power				Salinas Valley Solid Waste Authority (credit
5.38%, 7/1/2038	1,000	1,166		support from AMBAC)
Los Angeles Unified School District/CA				5.25%, 8/1/2027	1,975	1,982
5.00%, 7/1/2029	2,000	2,330		5.25%, 8/1/2031	2,000	2,007
Los Angeles Unified School				San Bernardino County Redevelopment
District/CA (credit support from AGM)				Agency (credit support from RADIAN)
5.00%, 7/1/2032	1,000	1,127		5.00%, 9/1/2018	1,565	1,661
Lynwood Unified School District/CA (credit				San Diego Community College District
support from AGM)				5.25%, 8/1/2033(b)	1,950	2,335
5.00%, 8/1/2038	1,000	1,123		San Diego County Regional Airport
Merced Union High School District				Authority
0.00%, 8/1/2032(c)	3,380	1,413		5.00%, 7/1/2040	2,250	2,477
Metropolitan Water District of Southern				San Diego Public Facilities Financing
California (credit support from AGM)				Authority
5.00%, 7/1/2035	1,250	1,351		5.00%, 4/15/2037	1,020	1,105
Morongo Band of Mission Indians/The				San Diego Public Facilities Financing
6.50%, 3/1/2028(d)	1,000	1,093		Authority Water Revenue
Needles Public Utility Authority				5.38%, 8/1/2034	2,000	2,347
6.50%, 2/1/2022	2,580	2,581		San Diego Redevelopment Agency
Norco Financing Authority (credit support				6.40%, 9/1/2019	1,000	1,003
from AGM)				San Diego Unified School District/CA
5.63%, 10/1/2034	1,000	1,140		0.00%, 7/1/2033(c)	5,020	2,095
Northern Inyo County Local Hospital District				San Francisco Bay Area Rapid Transit
5.00%, 12/1/2029	1,010	1,046		District
Ontario Redevelopment Financing				5.00%, 7/1/2028	1,755	2,058
Authority (credit support from AMBAC)				San Francisco City & County Airports Comm-
5.50%, 8/1/2016	1,055	1,064		San Francisco International Airport
Ontario Redevelopment Financing				5.00%, 5/1/2040	1,000	1,109
Authority (credit support from NATL-RE)				San Francisco City & County Redevelopment
5.25%, 8/1/2016	1,060	1,062		Agency
Palm Desert Financing Authority (credit				6.50%, 8/1/2039	1,000	1,181
support from NATL-RE)				San Luis Obispo County Financing
5.00%, 8/1/2022	1,280	1,297		Authority (credit support from AGM)
Palo Alto Unified School District				5.00%, 8/1/2030	1,000	1,133
3.00%, 7/1/2031	1,775	1,742		San Ramon Valley Unified School
Perris Public Financing Authority				District/CA
5.30%, 10/1/2026	2,805	2,832		3.00%, 8/1/2029	2,765	2,650
Pittsburg Unified School District				3.13%, 8/1/2033	1,000	926
0.00%, 8/1/2036(c)	1,365	431		Santa Clara County Financing Authority
Pittsburg Unified School District (credit				5.25%, 5/15/2036	2,000	2,292
support from FSA)				Semitropic Improvement District
5.50%, 8/1/2031	1,000	1,161		5.00%, 12/1/2038	2,000	2,234
Pomona Public Financing Authority (credit				Sierra View Local Health Care District/CA
support from NATL-RE)				5.25%, 7/1/2032	1,500	1,562
5.00%, 2/1/2021	5,000	5,006		Solana Beach School District
Pomona Unified School District (credit				5.00%, 9/1/2042	1,350	1,411
support from NATL-RE)				South Gate Public Financing Authority (credit
6.15%, 8/1/2030	1,000	1,224		support from AMBAC)
Poway Unified School District				5.25%, 9/1/2022	2,090	2,106
0.00%, 8/1/2036(c)	4,000	1,361		South Gate Public Financing Authority (credit
Richmond Joint Powers Financing Authority				support from XLCA)
6.25%, 7/1/2024	1,000	1,182		5.00%, 9/1/2016	1,145	1,168

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2013 (unaudited)

				(e) Floating rate securities. The interest rate(s) shown reflect the rates in
	Principal			effect at April 30, 2013
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

California (continued)				Portfolio Summary (unaudited)
Southern California Public Power Authority				Sector	Percent
5.25%, 7/1/2029	$695	$830		Revenue Bonds	47.84%
5.25%, 7/1/2031	695	824
State of California				Insured	28.98%
				General Obligation Unlimited	15.94%
5.00%, 9/1/2036	1,000	1,134		Tax Allocation	4 .26%
5.00%, 4/1/2042	5,000	5,586
5.00%, 9/1/2042	1,500	1,683		Certificate Participation	4 .12%
				Special Tax	1 .81%
5.25%, 11/1/2040	1,500	1,750		Prerefunded	0 .52%
5.75%, 4/1/2031	675	800
6.00%, 3/1/2033	2,000	2,461		Liability For Floating Rate Notes Issued	(4.96)%
6.00%, 4/1/2038	3,000	3,600		Other Assets in Excess of Liabilities, Net	1 .49%
Stockton East Water District (credit support				TOTAL NET ASSETS	100.00%
from NATL-RE FGIC)
5.25%, 4/1/2022	1,780	1,782
Tobacco Securitization Authority of Southern
California
5.13%, 6/1/2046	1,500	1,344
Tracy Area Public Facilities Financing
Agency (credit support from NATL-RE)
5.88%, 10/1/2013	100	102
Tustin Community Facilities District
5.38%, 9/1/2029	1,000	1,008
Tustin Public Financing Authority
5.00%, 4/1/2041	1,000	1,135
Twin Rivers Unified School District
0.00%, 4/1/2014(c)	1,500	1,489
University of California
5.25%, 5/15/2039(b)	3,000	3,502
Upland Community Facilities District
5.00%, 9/1/2031	1,110	1,202
Walnut Energy Center Authority
5.00%, 1/1/2035	2,000	2,178
Western Municipal Water District Facilities
Authority
5.00%, 10/1/2034	1,700	1,915
		$236,928

Guam - 0.95%
Guam Power Authority
5.00%, 10/1/2034	2,000	2,214

Puerto Rico - 0.87%
Puerto Rico Infrastructure Financing
Authority
5.25%, 12/15/2026	2,000	2,021

TOTAL MUNICIPAL BONDS		$241,163
Total Investments		$241,163
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.96)%
Notes with an interest rate of 0.24% at April	$(11,576)	$(11,576)
30, 2013 and contractual maturity of collateral
from 2016-2017.(e)
Total Net Investments		$229,587
Other Assets in Excess of Liabilities, Net - 1.49%		$3,484
TOTAL NET ASSETS - 100.00%		$233,071

(a)	Variable Rate. Rate shown is in effect at April 30, 2013.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,093 or 0.47% of net assets.

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2013 (unaudited)

COMMON STOCKS - 97.78%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.03%				Banks (continued)
Teleperformance	27,264	$1,199		Nedbank Group Ltd	387,776	$8,245
				Nordea Bank AB	1,950,818	23,474
				Royal Bank of Canada	532,200	32,108
Aerospace & Defense - 0.84%				Sberbank of Russia	2,226,012	7,090
BAE Systems PLC	2,607,497	15,230		Skandinaviska Enskilda Banken AB	2,815,925	28,968
MTU Aero Engines Holding AG	14,710	1,393
Safran SA	431,083	21,190		Standard Chartered PLC	1,529,960	38,505
				Sumitomo Mitsui Financial Group Inc	1,033,900	48,870
		$37,813		Sumitomo Mitsui Trust Holdings Inc	4,546,000	22,846
Agriculture - 2.51%				Svenska Handelsbanken AB	609,123	27,769
British American Tobacco PLC	890,155	49,346		Swedbank AB	1,681,459	41,404
ITC Ltd	1,507,504	9,211		Turkiye Halk Bankasi AS	397,338	4,339
Japan Tobacco Inc	1,265,800	47,849		Yes Bank Ltd (b)	1,092,987	10,446
Souza Cruz SA	388,804	5,976				$662,764

		$112,382		Beverages - 1.26%
Airlines - 0.60%				Anheuser-Busch InBev NV	394,543	37,904
easyJet PLC	1,541,343	26,803		Cia de Bebidas das Americas ADR	195,634	8,221
				Fomento Economico Mexicano SAB de CV	80,793	9,161
				ADR
Apparel - 0.26%				Thai Beverage PCL	1,875,000	921
Grendene SA	139,100	1,585				$56,207
Prada SpA	1,116,100	10,078
		$11,663		Biotechnology - 0.74%
				CSL Ltd	486,367	31,786
Automobile Manufacturers - 4.10%				Genmab A/S (a)	22,203	580
Bayerische Motoren Werke AG	163,816	15,148		Morphosys AG (a)	17,347	789
Fuji Heavy Industries Ltd	1,614,000	30,465				$33,155
Great Wall Motor Co Ltd	2,825,000	12,275
Hino Motors Ltd	863,000	13,182		Building Materials - 1.36%
Hyundai Motor Co	18,598	3,377		Buzzi Unicem SpA	53,436	818
Mazda Motor Corp (a)	4,011,000	13,743		China National Building Material Co Ltd	3,090,000	3,658
Renault SA	175,091	12,084		HeidelbergCement AG	158,227	11,422
Suzuki Motor Corp	472,482	12,141		Holcim Ltd (a)	333,143	25,987
Toyota Motor Corp	1,230,500	71,416		Lafarge SA	236,255	15,295
		$183,831		Sanwa Holdings Corp	292,000	1,772
				Sumitomo Osaka Cement Co Ltd	576,000	1,727
Automobile Parts & Equipment - 0.66%						$60,679
Cheng Shin Rubber Industry Co Ltd	1,125,000	3,816
Continental AG	103,783	12,345		Chemicals - 3.10%
Hyundai Mobis	27,206	6,186		Agrium Inc	338,900	31,066
Minth Group Ltd	550,000	986		BASF SE	392,738	36,765
Plastic Omnium SA	28,026	1,369		Elementis PLC	199,516	819
Showa Corp	116,155	1,686		Filtrona PLC	655,280	7,207
Sungwoo Hitech Co Ltd	62,049	864		Nippon Soda Co Ltd	340,000	1,584
Xinyi Glass Holdings Ltd	1,410,000	967		PTT Global Chemical PCL (b)	2,577,000	6,434
Yokohama Rubber Co Ltd/The	104,000	1,366		Sasol Ltd	193,374	8,376
		$29,585		Sociedad Quimica y Minera de Chile SA ADR	69,261	3,428
				Solvay SA	117,611	17,231
Banks - 14.80%				Yara International ASA	556,621	26,147
77 Bank Ltd/The	246,000	1,460				$139,057
Aozora Bank Ltd	5,257,301	16,472
Australia & New Zealand Banking Group Ltd	1,101,614	36,405		Coal - 0.09%
Banca Generali SpA	73,372	1,514		China Coal Energy Co Ltd	4,929,000	3,805
Banca Popolare dell'Emilia Romagna Scrl	107,921	915
Banco do Brasil SA	587,100	7,395
Bangkok Bank PCL	1,078,100	8,356		Commercial Services - 0.54%
				Ashtead Group PLC	673,239	6,157

Bank of China Ltd	40,353,300	18,907		CCR SA	929,000	9,087
Bank of Ireland (a)	5,907,828	1,316		Kroton Educacional SA	421,300	5,884
Bank Rakyat Indonesia Persero Tbk PT	1,787,500	1,731		Loomis AB	58,006	1,134
Barclays PLC	3,714,671	16,577
China Construction Bank Corp	22,925,129	19,241		Sohgo Security Services Co Ltd	57,600	921
				Stantec Inc	15,700	671
Credicorp Ltd	32,229	4,853		Valid Solucoes e Servicos de Seguranca em	26,736	496
DBS Group Holdings Ltd	2,153,003	29,370
DNB ASA	1,692,277	27,712		Meios de Pagamento e Identificacao S.A
FirstRand Ltd	2,273,866	7,911				$24,350
Grupo Financiero Banorte SAB de CV	1,679,500	12,656		Computers - 0.61%
HSBC Holdings PLC	6,159,310	67,457		Asustek Computer Inc	372,000	4,333
ICICI Bank Ltd ADR	356,538	16,693		Gemalto NV	13,331	1,090
Industrial & Commercial Bank of China Ltd	18,662,034	13,155		Ingenico	150,049	10,080
Krung Thai Bank PCL (b)	9,428,900	7,982		Innolux Corp (a)	6,768,000	4,238
Malayan Banking Bhd	3,253,300	10,292		Ju Teng International Holdings Ltd	1,674,765	1,092
Mitsubishi UFJ Financial Group Inc	5,944,125	40,330		NEC Networks & System Integration Corp	52,600	1,153

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Computers (continued)				Entertainment (continued)
Tata Consultancy Services Ltd	210,709	$5,393		William Hill PLC	266,534	$1,766
		$27,379				$3,483

Consumer Products - 0.02%				Food - 4.56%
Goodbaby International Holdings Ltd	1,474,000	716		Associated British Foods PLC	314,368	9,457
				Cia Brasileira de Distribuicao Grupo Pao de	172,514	9,585
				Acucar ADR
Distribution & Wholesale - 0.95%				Cia Brasileira de Distribuicao Grupo Pao de	39	—
Inchcape PLC	189,562	1,478
Toyota Tsusho Corp	711,300	19,811		Acucar - Rights (a)
				Cosan SA Industria e Comercio	232,600	5,487
Wolseley PLC	425,170	21,058		Delhaize Group SA	67,989	4,254
		$42,347		JBS SA	1,858,830	5,862
Diversified Financial Services - 3.49%				Nestle SA	645,196	46,011
Aberdeen Asset Management PLC	4,953,474	34,577		Nutreco NV	198,687	18,892
Azimut Holding SpA	679,738	12,651		Sao Martinho SA	52,611	740
Century Tokyo Leasing Corp	46,100	1,361		Suedzucker AG	418,957	16,902
Daishin Securities Co Ltd	119,458	1,015		Tate & Lyle PLC	1,107,246	14,531
Daiwa Securities Group Inc	2,231,000	19,795		Toyo Suisan Kaisha Ltd	578,000	19,644
Fubon Financial Holding Co Ltd	4,723,000	6,757		Unilever PLC	1,079,981	46,792
Hana Financial Group Inc	100,827	3,229		Uni-President Enterprises Corp	2,184,000	4,304
IDFC Ltd	1,363,891	3,880		Vigor Alimentos SA (a),(c)	32,030	118
Indiabulls Financial Services Ltd (b)	236,675	1,194		Viscofan SA	32,756	1,702
Intermediate Capital Group PLC	1,870,379	12,296				$204,281
International Personal Finance PLC	109,821	871
Jaccs Co Ltd	316,000	2,181		Forest Products & Paper - 1.20%
				DS Smith PLC	705,972	2,565
KB Financial Group Inc	216,413	7,077		Mondi PLC	1,484,238	19,725
Mega Financial Holding Co Ltd	14,311,760	11,048
ORIX Corp	2,358,810	36,194		Smurfit Kappa Group PLC	1,934,562	28,763
				Sumitomo Forestry Co Ltd	79,900	952
Paragon Group of Cos PLC	158,249	769		West Fraser Timber Co Ltd	19,000	1,659
Provident Financial PLC	54,052	1,370
		$156,265				$53,664
				Gas - 1.01%
Electric - 0.67%				Gas Natural SDG SA	727,603	15,236
Atco Ltd/Canada	10,700	1,025
China Power International Development Ltd	3,563,000	1,288		Korea Gas Corp	92,057	5,911
China Resources Power Holdings Co Ltd	1,096,000	3,589		Perusahaan Gas Negara Persero Tbk PT	13,580,500	8,735
Huaneng Power International Inc	7,668,000	8,884		Tokyo Gas Co Ltd	2,656,000	15,161
Tenaga Nasional BHD	5,908,200	15,244				$45,043
		$30,030		Hand & Machine Tools - 0.06%
				KUKA AG (a)	39,956	1,809
Electrical Components & Equipment - 0.76%				Techtronic Industries Co	445,500	1,068
Delta Electronics Inc	1,252,000	6,007
Hitachi Ltd	3,282,639	20,979				$2,877
LG Electronics Inc	86,645	6,945		Healthcare - Products - 1.21%
		$33,931		Coloplast A/S	486,125	26,454
				Elekta AB	790,638	12,123
Electronics - 1.25%				Fresenius SE & Co KGaA	114,289	14,338
AAC Technologies Holdings Inc	322,500	1,579		Hogy Medical Co Ltd	23,500	1,446
Anritsu Corp	692,100	10,350
Hon Hai Precision Industry Co Ltd	2,496,265	6,452				$54,361
NEC Corp	10,136,000	26,331		Healthcare - Services - 0.33%
Phison Electronics Corp	558,000	4,407		Eurofins Scientific (a)	3,883	844
Tokyo Seimitsu Co Ltd	42,300	931		Ramsay Health Care Ltd	425,107	14,116
TPK Holding Co Ltd (a)	222,000	4,516				$14,960
Truly International Holdings	2,516,000	1,345
		$55,911		Holding Companies - Diversified - 0.58%
				Alfa SAB de CV	2,704,544	6,279
Engineering & Construction - 1.41%				Bidvest Group Ltd	162,661	4,234
Aecon Group Inc	49,200	606		Emperor International Holdings	2,626,000	736
Bilfinger SE	243,714	24,461		Imperial Holdings Ltd	283,337	6,281
Cheung Kong Infrastructure Holdings Ltd	1,331,296	9,668		KOC Holding AS	1,399,241	8,485
China Railway Construction Corp Ltd	5,216,345	5,274				$26,015
CTCI Corp	714,000	1,428

Daelim Industrial Co Ltd	41,940	2,937		Home Builders - 2.10%
Downer EDI Ltd	150,477	767		Barratt Developments PLC (a)	6,889,013	33,348
Obrascon Huarte Lain SA	48,073	1,778		Persimmon PLC	1,252,359	21,038
Vinci SA	332,331	16,021		Sekisui House Ltd	1,238,000	18,557
		$62,940		Taylor Wimpey PLC	14,528,133	21,021
						$93,964
Entertainment - 0.08%
Avex Group Holdings Inc	33,400	953		Home Furnishings - 0.14%
Lottomatica Group SpA	29,939	764		De'Longhi SpA	96,167	1,459

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Home Furnishings (continued)				Mining (continued)
Skyworth Digital Holdings Ltd	6,072,000	$5,016		PanAust Ltd	343,257	$829
		$6,475		Rio Tinto Ltd	106,649	6,207
				Southern Copper Corp	175,275	5,842
Insurance - 4.88%				Sterlite Industries India Ltd ADR	538,491	3,893
Allianz SE	177,513	26,258				$73,512
BB Seguridade Participacoes SA (a)	371,606	3,154
Beazley PLC	410,557	1,434		Miscellaneous Manufacturing - 0.28%
Catlin Group Ltd	113,282	926		IMI PLC	480,680	9,266
Hannover Rueckversicherung SE	393,787	33,317		Singamas Container Holdings Ltd	2,770,000	680
Lancashire Holdings Ltd	77,901	1,026		Sunny Optical Technology Group Co Ltd	1,138,000	1,510
Legal & General Group PLC	1,790,669	4,722		Trelleborg AB	75,392	1,123
MS&AD Insurance Group Holdings	546,400	14,660				$12,579
Muenchener Rueckversicherungs AG	165,659	33,183
Prudential PLC	2,163,908	37,208		Office & Business Equipment - 0.25%
Sampo	808,432	32,349		Ricoh Co Ltd	997,000	11,094
Sanlam Ltd	2,053,890	10,538
Standard Life PLC	3,429,566	19,983		Oil & Gas - 6.17%
		$218,758		Afren PLC (a)	661,185	1,380
				Bangchak Petroleum PCL (b)	1,873,500	2,319
Internet - 0.13%				Bonterra Energy Corp	20,100	986
Rightmove PLC	27,247	813
Tencent Holdings Ltd	147,100	5,075		BP PLC	1,262,494	9,148
				Cenovus Energy Inc	521,000	15,592
		$5,888		China Petroleum & Chemical Corp	9,664,000	10,665
Iron & Steel - 0.44%				Eni SpA	1,626,372	38,816
APERAM	41,218	509		Gazprom OAO ADR	485,837	3,855
BlueScope Steel Ltd (a)	329,169	1,695		Husky Energy Inc	288,966	8,352
Ferrexpo PLC	130,430	364		Lukoil OAO ADR	211,119	13,385
Fortescue Metals Group Ltd	2,289,271	8,363		PetroChina Co Ltd	12,209,494	15,563
Hyundai Steel Co	6,987	485		Petroleo Brasileiro SA ADR	499,205	9,560
Kumba Iron Ore Ltd	27,624	1,464		Polski Koncern Naftowy Orlen S.A. (a)	473,546	7,353
Kyoei Steel Ltd	57,000	1,091		PTT Exploration & Production PCL (b)	999,900	5,260
POSCO ADR	78,802	5,673		Reliance Industries Ltd	468,865	6,869
		$19,644		RMP Energy Inc (a)	215,500	823
				Royal Dutch Shell PLC - A Shares	247,998	8,443
Lodging - 0.49%				Royal Dutch Shell PLC - B Shares	635,550	22,293
MGM China Holdings Ltd	3,200,000	7,554		Seadrill Ltd	596,200	22,974
Whitbread PLC	364,664	14,496		SK Holdings Co Ltd	40,886	5,901
		$22,050		Statoil ASA	1,149,169	28,133
Machinery - Construction & Mining - 0.01%				Suncor Energy Inc	684,400	21,338
China National Materials Co Ltd	1,492,000	370		Tatneft OAO ADR	168,143	6,354
				Thai Oil PCL (b)	4,319,200	9,737
				Whitecap Resources Inc	133,637	1,372
Machinery - Diversified - 1.19%						$276,471
Daifuku Co Ltd	155,000	1,372
Duerr AG	14,340	1,635		Oil & Gas Services - 0.77%
IHI Corp	2,306,000	8,599		John Wood Group PLC	685,555	8,274
Kawasaki Heavy Industries Ltd	6,110,000	19,484		Petroleum Geo-Services ASA	55,166	810
Mitsubishi Heavy Industries Ltd	3,018,000	20,812		Polarcus Ltd (a)	754,832	687
OC Oerlikon Corp AG (a)	116,351	1,347		Technip SA	78,920	8,465
		$53,249		TGS Nopec Geophysical Co ASA	455,226	16,369
						$34,605
Media - 0.64%
Grupo Televisa SAB ADR	229,186	5,803		Packaging & Containers - 0.65%
ITV PLC	7,209,832	14,098		Amcor Ltd/Australia	1,349,573	13,860
Kabel Deutschland Holding AG	94,223	8,945		Rexam PLC	1,902,920	15,279
		$28,846				$29,139

Metal Fabrication & Hardware - 0.02%				Pharmaceuticals - 6.99%
Bodycote PLC	128,933	1,039		Aurobindo Pharma Ltd	217,893	773
				Bayer AG	320,738	33,532
				BTG PLC (a)	870,628	4,678
Mining - 1.64%				Chong Kun Dang Pharm Corp	35,858	1,997
Argonaut Gold Inc (a)	77,788	493
B2Gold Corp (a)	210,600	529		GlaxoSmithKline PLC	300,513	7,754
				Kaken Pharmaceutical Co Ltd	75,000	1,330
BHP Billiton Ltd	1,189,903	40,003		KYORIN Holdings Inc	40,900	1,093
Boliden AB	34,378	549		Novartis AG	684,939	50,704
Capstone Mining Corp (a)	399,898	810
				Novo Nordisk A/S	257,025	45,243
Grupo Mexico SAB de CV	922,100	3,310		Roche Holding AG	321,909	80,587
HudBay Minerals Inc	117,446	933		Sanofi	523,123	56,558
KGHM Polska Miedz SA	132,792	6,248		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,175,812	1,380
Lundin Mining Corp (a)	150,200	590
				Shire PLC	695,701	21,686
MMC Norilsk Nickel OJSC ADR	213,832	3,276

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)				Shipbuilding - 0.16%
Sun Pharmaceutical Industries Ltd	324,939	$5,740		Samsung Heavy Industries Co Ltd	224,960	$7,177
		$313,055

Pipelines - 0.58%				Software - 1.10%
TransCanada Corp	521,000	25,826		HCL Technologies Ltd	774,049	10,355
				Nihon Unisys Ltd	112,900	970
				SAP AG	417,535	33,287
Real Estate - 3.13%				Tech Mahindra Ltd	268,076	4,764
Arnest One Corp	35,100	805				$49,376
Brookfield Asset Management Inc	944,638	36,465
Brookfield Property Partners LP	54,222	1,180		Telecommunications - 6.29%
Capital Property Fund	824,531	1,084		America Movil SAB de CV ADR	195,930	4,189
Cheung Kong Holdings Ltd	1,230,669	18,573		BT Group PLC	7,975,807	34,293
Country Garden Holdings Co Ltd	7,903,000	4,478		China Mobile Ltd	1,017,376	11,190
Cyrela Brazil Realty SA Empreendimentos e	527,500	4,764		China Telecom Corp Ltd	10,138,000	5,194
Participacoes				Freenet AG	497,179	12,396
Deutsche Wohnen AG	73,568	1,297		GN Store Nord A/S	77,302	1,414
Ez Tec Empreendimentos e Participacoes SA	49,634	679		Hutchison Telecommunications Hong Kong	1,264,666	675
Great Eagle Holdings Ltd	304,000	1,291		Holdings Ltd
Greentown China Holdings Ltd	443,000	861		KDDI Corp	770,100	37,032
Helbor Empreendimentos SA	219,310	1,085		KT Corp	68,850	2,253
IMMOFINANZ AG (a)	3,068,285	12,546		Nippon Telegraph & Telephone Corp	442,676	22,014
K Wah International Holdings Ltd	2,408,000	1,317		Partron Co Ltd	53,206	1,125
KWG Property Holding Ltd	1,138,500	787		Rogers Communications Inc	539,900	26,629
Mah Sing Group Bhd	1,042,500	778		Samart Corp PCL (b)	3,428,400	3,278
Mitsui Fudosan Co Ltd	870,000	29,609		SK Telecom Co Ltd	37,657	6,629
Shenzhen Investment Ltd	3,838,000	1,613		Softbank Corp	815,200	40,429
Shimao Property Holdings Ltd	4,957,000	10,698		Taiwan Mobile Co Ltd	1,708,000	6,224
Sumitomo Realty & Development Co Ltd	187,000	8,838		Telecity Group PLC	52,536	754
Sunac China Holdings Ltd	834,000	673		Telekomunikasi Indonesia Persero Tbk PT	8,279,000	9,974
Tokyo Tatemono Co Ltd	86,000	797		TeliaSonera AB	1,669,541	11,519
		$140,218		VimpelCom Ltd ADR	660,380	7,231
				Vivendi SA	613,213	13,891
REITS - 1.76%				Vodacom Group Ltd	418,455	4,908
Canadian Apartment Properties REIT	29,600	765		Vodafone Group PLC	5,702,511	17,400
Dexus Property Group	7,110,830	8,506		Ziggo NV	29,996	1,073
Fibra Uno Administracion SA de CV	1,682,400	6,465				$281,714
Granite Real Estate Investment Trust	20,705	821
Japan Hotel REIT Investment Corp	1,691	714		Transportation - 2.65%
Mirvac Group	8,315,153	15,270		Canadian National Railway Co	417,600	40,883
RioCan Real Estate Investment Trust	496,600	14,546		Canadian Pacific Railway Ltd	234,700	29,251
Suntec Real Estate Investment Trust	986,000	1,559		East Japan Railway Co	350,200	29,563
Westfield Group	1,314,238	15,897		Nippon Konpo Unyu Soko Co Ltd	48,200	744
Westfield Retail Trust	4,222,934	14,440		Seino Holdings Co Ltd	147,000	1,286
		$78,983		Senko Co Ltd	283,000	1,535
				West Japan Railway Co	317,600	15,366
Retail - 3.29%						$118,628
Alimentation Couche Tard Inc	521,700	31,697
Aoyama Trading Co Ltd	48,800	1,460		Water - 0.48%
Cie Financiere Richemont SA	413,307	33,448		Cia de Saneamento Basico do Estado de Sao	401,100	5,648
Dollarama Inc	463,000	33,917		Paulo
Inditex SA	164,972	22,140		United Utilities Group PLC	1,394,262	16,062
Lawson Inc	155,800	12,267				$21,710
Lotte Shopping Co Ltd	15,787	5,896		TOTAL COMMON STOCKS		$4,379,816
Man Wah Holdings Ltd	718,000	699		PREFERRED STOCKS - 0.70%	Shares Held	Value (000	's)
Pandora A/S	50,421	1,543
Tsuruha Holdings Inc	15,100	1,472		Banks - 0.34%
Valor Co Ltd	66,800	1,264		Banco Bradesco SA	236,730	3,890
Woolworths Holdings Ltd/South Africa	179,062	1,397		Itau Unibanco Holding SA	681,300	11,428
		$147,200				$15,318

Semiconductors - 2.47%				Food - 0.05%
ARM Holdings PLC	1,421,655	22,112		Cia Brasileira de Distribuicao Grupo Pao de	34,400	1,889
Chipbond Technology Corp	730,000	1,861		Acucar
Elan Microelectronics Corp	2,203,000	5,866
King Yuan Electronics Co Ltd	1,936,000	1,380		Iron & Steel - 0.16%
Novatek Microelectronics Corp	1,045,000	5,109		Vale SA	440,029	7,145
Samsung Electronics Co Ltd	33,747	46,673
Taiwan Semiconductor Manufacturing Co Ltd	7,476,544	27,749
		$110,750		Telecommunications - 0.15%
				Telefonica Brasil SA	254,600	6,760

				TOTAL PREFERRED STOCKS		$31,112

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2013 (unaudited)

Portfolio Summary (unaudited)

	Maturity		Country	Percent
REPURCHASE AGREEMENTS - 0.43%	Amount (000's)	Value (000's)	Japan	18.07%
			United Kingdom	15.40%
Banks - 0.43%			Canada	8 .01%
Investment in Joint Trading Account; Credit	$2,279	$2,279	Germany	7 .15%
Suisse Repurchase Agreement; 0.14%			Switzerland	5 .80%
dated 4/30/2013 maturing 5/1/2013			Australia	4 .65%
(collateralized by US Government			France	3 .49%
Securities; $2,324,836; 4.50% - 4.63%;			Sweden	3 .30%
dated 02/15/36 - 02/15/40)			China	2 .97%
Investment in Joint Trading Account; Deutsche	8,205	8,205	Korea, Republic Of	2 .72%
Bank Repurchase Agreement; 0.15% dated			Brazil	2 .58%
4/30/2013 maturing 5/1/2013			Taiwan, Province Of China	2 .35%
(collateralized by US Government			Norway	2 .22%
Securities; $8,369,411; 0.00% - 7.25%;			India	1 .78%
dated 07/12/13 - 12/27/32)			Denmark	1 .68%
Investment in Joint Trading Account; JP	4,786	4,787	Hong Kong	1 .62%
Morgan Repurchase Agreement; 0.14%			Italy	1 .49%
dated 4/30/2013 maturing 5/1/2013			Belgium	1 .33%
(collateralized by US Government			Netherlands	1 .31%
Securities; $4,882,157; 0.00% - 8.88%;			South Africa	1 .20%
dated 06/15/15 - 04/15/30)			Ireland	1 .18%
Investment in Joint Trading Account; Merrill	4,103	4,103	Mexico	1 .07%
Lynch Repurchase Agreement; 0.14%			Thailand	0 .99%
dated 4/30/2013 maturing 5/1/2013			Spain	0 .91%
(collateralized by US Government Security;			Russian Federation	0 .75%
$4,184,705 ; 0.63%; dated 08/31/17)			Finland	0 .72%
		$19,374	Singapore	0 .69%
TOTAL REPURCHASE AGREEMENTS		$19,374	United States	0 .60%
Total Investments		$4,430,302	Malaysia	0 .59%
Other Assets in Excess of Liabilities, Net - 1.09%		$48,808	Bermuda	0 .53%
TOTAL NET ASSETS - 100.00%		$4,479,110	Indonesia	0 .46%
			Turkey	0 .32%
			Poland	0 .30%
(a) Non-Income Producing Security			Austria	0 .28%
(b)	Fair value of these investments is determined in good faith by the		Macao	0 .17%
Manager under procedures established and periodically reviewed by the			Peru	0 .11%
Board of Directors. At the end of the period, the fair value of these			Chile	0 .08%
securities totaled $46,650 or 1.04% of net assets.			Luxembourg	0 .03%
(c) Security is Illiquid			United Arab Emirates	0 .01%
			Other Assets in Excess of Liabilities, Net	1 .09%
			TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2013 (unaudited)

COMMON STOCKS - 97.34%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 2.75%				Healthcare - Products - 1.60%
Lockheed Martin Corp	766,929	$75,995		Becton Dickinson and Co	358,365	$33,794
Raytheon Co	995,796	61,122		Medtronic Inc	983,936	45,930
		$137,117				$79,724

Apparel - 1.38%				Insurance - 7.79%
VF Corp	385,718	68,743		ACE Ltd	1,132,022	100,908
				Allianz SE ADR	1,504,468	22,191
				Allstate Corp/The	1,078,532	53,129
Automobile Manufacturers - 0.83%				Chubb Corp/The	456,520	40,206
PACCAR Inc	827,653	41,201		Fidelity National Financial Inc	2,293,623	61,584
				MetLife Inc	2,413,597	94,106
Automobile Parts & Equipment - 1.52%				Swiss Re AG ADR	206,273	16,413
Autoliv Inc	679,224	51,906				$388,537
Johnson Controls Inc	683,667	23,935
		$75,841		Leisure Products & Services - 0.54%
				Carnival Corp	779,146	26,888
Banks - 8.70%
Australia & New Zealand Banking Group Ltd	445,582	14,753
ADR				Machinery - Diversified - 1.46%
Banco Santander SA ADR	3,670,751	26,613		Deere & Co	815,446	72,819
Bank of Nova Scotia	817,067	47,096
Grupo Financiero Santander Mexico SAB de	395,860	6,393		Media - 0.50%
CV ADR(a)				Walt Disney Co/The	393,568	24,732
JP Morgan Chase & Co	1,959,863	96,053
M&T Bank Corp	421,057	42,190
PNC Financial Services Group Inc/The	1,092,150	74,135		Mining - 0.61%
US Bancorp	1,861,670	61,956		BHP Billiton Ltd ADR	453,017	30,452
Wells Fargo & Co	1,710,227	64,955
		$434,144		Miscellaneous Manufacturing - 1.71%
				3M Co	287,792	30,134
Beverages - 1.25%				Parker Hannifin Corp	622,623	55,146
Coca-Cola Co/The	512,590	21,698				$85,280
Dr Pepper Snapple Group Inc	829,605	40,509
		$62,207		Oil & Gas - 11.66%
				Chevron Corp	629,955	76,861
Chemicals - 0.96%				Encana Corp	2,044,371	37,719
Air Products & Chemicals Inc	221,195	19,235		Exxon Mobil Corp	844,179	75,123
EI du Pont de Nemours & Co	528,287	28,797		Marathon Oil Corp	1,471,712	48,081
		$48,032		Marathon Petroleum Corp	931,587	72,999
Computers - 1.19%				Occidental Petroleum Corp	823,948	73,545
Apple Inc	134,091	59,369		Penn West Petroleum Ltd	4,716,997	43,538
				Royal Dutch Shell PLC - B shares ADR	1,326,156	92,552
				Total SA ADR	1,224,714	61,530
Distribution & Wholesale - 1.41%						$581,948
Genuine Parts Co	923,149	70,464
				Pharmaceuticals - 12.00%
				Abbott Laboratories	1,281,977	47,331
Diversified Financial Services - 2.02%				AbbVie Inc	1,299,604	59,847
BlackRock Inc	378,994	101,002		GlaxoSmithKline PLC ADR	1,275,302	65,857
				Johnson & Johnson	563,526	48,029
Electric - 3.88%				Merck & Co Inc	2,096,467	98,534
NextEra Energy Inc	723,743	59,369		Novartis AG ADR	791,764	58,400
Northeast Utilities	1,007,485	45,669		Pfizer Inc	3,330,723	96,824
Wisconsin Energy Corp	843,076	37,888		Roche Holding AG ADR	1,047,133	65,362
Xcel Energy Inc	1,592,930	50,639		Teva Pharmaceutical Industries Ltd ADR	1,523,288	58,327
		$193,565				$598,511

Electrical Components & Equipment - 0.81%				Pipelines - 3.89%
Emerson Electric Co	728,927	40,463		Enterprise Products Partners LP	1,162,774	70,522
				Kinder Morgan Energy Partners LP	614,136	54,320
				Kinder Morgan Inc/DE	1,773,515	69,345
Electronics - 0.63%						$194,187
Honeywell International Inc	425,078	31,260
				REITS - 4.80%
				American Capital Agency Corp	2,301,571	76,666
Food - 3.36%				Annaly Capital Management Inc	3,706,847	59,087
Kraft Foods Group Inc	950,586	48,945		Digital Realty Trust Inc	1,471,202	103,749
Kroger Co/The	2,254,272	77,502
Mondelez International Inc	1,307,371	41,117				$239,502
		$167,564		Retail - 2.36%
				Costco Wholesale Corp	204,301	22,152
Gas - 0.96%				McDonald's Corp	495,194	50,579
Sempra Energy	579,589	48,019

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2013 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000		's)	Sector	Percent
					Financial	25.57%
Retail (continued)					Consumer, Non-cyclical	18.21%
Tiffany & Co	611,245		$45,037		Energy	15.55%
			$117,768		Consumer, Cyclical	11.98%
					Industrial	10.05%
Semiconductors - 5.30%					Technology	8 .25%
Applied Materials Inc	3,639,259		52,806		Utilities	4 .84%
Intel Corp	3,674,809		88,012		Communications	3 .58%
Maxim Integrated Products Inc	1,607,027		49,705		Basic Materials	1 .57%
Microchip Technology Inc	1,441,628		52,504		Other Assets in Excess of Liabilities, Net	0 .40%
Taiwan Semiconductor Manufacturing Co Ltd	1,127,941		21,521		TOTAL NET ASSETS	100.00%
ADR
			$264,548

Software - 1.76%
Microsoft Corp	2,659,645		88,034

Telecommunications - 3.08%
BCE Inc	949,430		44,490
CenturyLink Inc	824,045		30,960
Verizon Communications Inc	420,236		22,655
Vodafone Group PLC ADR	1,818,149		55,617
			$153,722

Toys, Games & Hobbies - 3.94%
Hasbro Inc	1,744,892		82,655
Mattel Inc	2,490,183		113,702
			$196,357

Transportation - 2.69%
Norfolk Southern Corp	521,501		40,374
Union Pacific Corp	258,785		38,290
United Parcel Service Inc	646,143		55,465
			$134,129
TOTAL COMMON STOCKS			$4,856,129
	Maturity
REPURCHASE AGREEMENTS - 2.26%	Amount (000's)	Value	(000	's)

Banks - 2.26%
Investment in Joint Trading Account; Credit	$13,271		$13,271
Suisse Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $13,536,825; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	47,777		47,777
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $48,732,571; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	27,870		27,870
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $28,427,333; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	23,889		23,889
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$24,366,285 ; 0.63%; dated 08/31/17)
			$112,807
TOTAL REPURCHASE AGREEMENTS			$112,807
Total Investments			$4,968,936
Other Assets in Excess of Liabilities, Net - 0.40%			$19,918
TOTAL NET ASSETS - 100.00%			$4,988,854

(a) Non-Income Producing Security

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

COMMON STOCKS - 25.30%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 0.10%				Electric (continued)
BAE Systems PLC	816,368	$4,768		NextEra Energy Inc (c)	465,000	$38,144
General Dynamics Corp	43,101	3,188		Northeast Utilities (c)	100,000	4,533
		$7,956		NV Energy Inc	53,000	1,146
				PG&E Corp (c)	540,000	26,158
Agriculture - 0.27%				Pinnacle West Capital Corp (c)	302,363	18,414
Altria Group Inc	162,010	5,915		Portland General Electric Co	25,164	811
British American Tobacco PLC	51,336	2,846		PPL Corp (c)	715,000	23,867
Philip Morris International Inc	39,958	3,820		RWE AG	50,000	1,802
Reynolds American Inc	100,990	4,789		SCANA Corp (c)	488,500	26,477
Universal Corp/VA	75,648	4,353		Southern Co/The (c)	577,000	27,829
		$21,723		SSE PLC	300,000	7,263
Airlines - 0.00%				TECO Energy Inc	615,000	11,765
Global Aviation Holdings Inc (a),(b)	254,946	—		Westar Energy Inc	395,000	13,809
				Wisconsin Energy Corp (c)	600,000	26,964
						$410,434
Automobile Parts & Equipment - 0.01%
Tokai Rika Co Ltd	60,000	1,216		Electrical Components & Equipment - 0.09%
				Emerson Electric Co	129,433	7,185

Banks - 1.08%
77 Bank Ltd/The	381,000	2,262		Engineering & Construction - 0.29%
Aozora Bank Ltd	1,204,754	3,775		Alion Science and Technology Corp -	7,750	—
Australia & New Zealand Banking Group Ltd	274,941	9,086		Warrants (a),(b),(d)
Bank of Montreal	66,977	4,201		Bouygues SA	168,459	4,707
Bank of Nova Scotia	113,860	6,565		Ferrovial SA	215,786	3,570
Commonwealth Bank of Australia	29	2		Monadelphous Group Ltd	140,617	3,055
JP Morgan Chase & Co	232,634	11,401		Obrascon Huarte Lain SA	178,829	6,614
Mitsubishi UFJ Financial Group Inc	1,293,400	8,776		Vinci SA	110,058	5,306
Royal Bank of Canada	35,753	2,157				$23,252
Sumitomo Mitsui Financial Group Inc	134,300	6,348
Sumitomo Mitsui Trust Holdings Inc	1,386,000	6,965		Entertainment - 0.12%
				Lottomatica Group SpA	122,737	3,131
Svenska Handelsbanken AB	116,246	5,300		Regal Entertainment Group	225,632	4,048
Wells Fargo & Co	283,125	10,753		Tatts Group Ltd	753,041	2,554
Westpac Banking Corp	232,180	8,145
		$85,736				$9,733
				Food - 0.20%
Biotechnology - 0.06%				Kraft Foods Group Inc	199,111	10,252
Amgen Inc	45,081	4,698		Unilever PLC	122,959	5,328
						$15,580
Chemicals - 0.12%
BASF SE	23,777	2,226		Forest Products & Paper - 0.05%
EI du Pont de Nemours & Co	114,314	6,231		International Paper Co	52,636	2,473
Yara International ASA	24,821	1,166		Mondi PLC	94,032	1,249
		$9,623				$3,722

Computers - 0.10%				Gas - 0.92%
Accenture PLC - Class A	21,378	1,741		Enagas SA	127,914	3,406
Seagate Technology PLC	164,634	6,042		Gas Natural SDG SA	284,894	5,966
		$7,783		National Grid PLC	600,000	7,648
				National Grid PLC ADR(c)	240,000	15,307
Diversified Financial Services - 0.16%				New Jersey Resources Corp	176,000	8,307
Daiwa Securities Group Inc	489,000	4,339		NiSource Inc (c)	500,000	15,365
Intermediate Capital Group PLC	535,033	3,517		Sempra Energy	95,000	7,871
Macquarie Group Ltd	103,591	4,214		South Jersey Industries Inc (c)	65,000	4,011
Religare Health Trust (a)	1,200,000	926		Western Gas Equity Partners LP (c),(d)	142,200	5,055
		$12,996				$72,936

Electric - 5.16%				Healthcare - Services - 0.11%
Ameren Corp	126,753	4,595		Ramsay Health Care Ltd	81,216	2,697
American Electric Power Co Inc	52,609	2,706		WellPoint Inc	82,652	6,027
Avista Corp	78,218	2,194				$8,724
Cia Energetica de Minas Gerais ADR	1,020,000	13,087
Datang International Power Generation Co	11,200,000	4,938		Holding Companies - Diversified - 0.06%
Ltd				Wharf Holdings Ltd	511,437	4,568
Dominion Resources Inc/VA	435,000	26,831
DTE Energy Co (c)	349,608	25,480		Insurance - 0.22%
Edison International	64,508	3,470		Catlin Group Ltd	228,648	1,869
Entergy Corp (c)	495,000	35,259		Hannover Rueckversicherung SE	39,238	3,320
Huaneng Power International Inc	5,220,000	6,048		Muenchener Rueckversicherungs AG	19,472	3,900
IDACORP Inc	10,000	492		Protective Life Corp	57,005	2,170
Integrys Energy Group Inc (c)	463,000	28,502		SCOR SE	40,488	1,229
ITC Holdings Corp (c)	302,000	27,850

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Insurance (continued)				Pipelines (continued)
Standard Life PLC	798,968	$4,655		Kinder Morgan Energy Partners LP (c)	229,272	$20,279
		$17,143		Kinder Morgan Inc/DE (c)	310,000	12,121
				Magellan Midstream Partners LP (c),(d)	745,851	39,552
Investment Companies - 0.08%				MarkWest Energy Partners LP (c)	284,900	18,006
Apollo Investment Corp	208,458	1,836		MPLX LP (c),(d)	249,720	9,557
Prospect Capital Corp	385,728	4,255		Oiltanking Partners LP (c),(d)	114,122	5,735
		$6,091		ONEOK Inc	467,000	23,985
Leisure Time - 0.00%				ONEOK Partners LP (c)	155,957	8,437
Travelport LLC (a),(b)	165,331	—		Plains All American Pipeline LP (c)	697,400	40,045
				Regency Energy Partners LP (c),(d)	651,300	16,999
				Sunoco Logistics Partners LP (c),(d)	476,600	29,602
Media - 0.39%				Targa Resources Partners LP (c)	220,477	10,010
Comcast Corp - Class A (c)	400,000	16,520		Tesoro Logistics LP (c)	197,433	11,767
Gannett Co Inc	137,173	2,766		TransCanada Corp (c)	190,000	9,407
HMH Holdings Inc (a),(b)	199,682	5,042
				TransCanada Corp	125,589	6,225
Time Warner Cable Inc	70,000	6,572		Western Gas Partners LP (c),(d)	306,600	18,537
		$30,900		Williams Cos Inc/The (c)	1,309,385	49,927
				Williams Partners LP (c)	259,200	14,165
Miscellaneous Manufacturing - 0.04%
Siemens AG	34,188	3,572				$500,966
				Publicly Traded Investment Fund - 0.00%
Oil & Gas - 1.42%				John Hancock Preferred Income Fund III	9,897	198
ARC Resources Ltd	116,554	3,258
BP PLC	457,553	3,315		Real Estate - 0.75%
Canadian Oil Sands Ltd	112,200	2,204		Agile Property Holdings Ltd	2,076,000	2,691
Cenovus Energy Inc	100,000	2,994		Atrium European Real Estate Ltd (d)	337,000	2,015
Chevron Corp (c)	105,998	12,933
				Citycon OYJ	1,126,965	3,657
ConocoPhillips	193,371	11,689		Country Garden Holdings Co Ltd	3,600,000	2,040
Eni SpA	436,614	10,420		Fabege AB	280,900	3,042
Exxon Mobil Corp (c)	73,694	6,558
				Henderson Land Development Co Ltd	392,000	2,845
Husky Energy Inc	115,700	3,344		Hongkong Land Holdings Ltd	582,000	4,238
Occidental Petroleum Corp	162,255	14,483		Hyprop Investments Ltd	236,497	2,089
Penn West Petroleum Ltd (c)	500,000	4,615		IMMOFINANZ AG (a)	448,454	1,834
PetroBakken Energy Ltd	296,400	2,530		Midland Holdings Ltd	2,030,000	938
Seadrill Ltd	250,000	9,623		Mitsubishi Estate Co Ltd	346,200	11,276
Statoil ASA	239,470	5,863		Mitsui Fudosan Co Ltd	262,400	8,930
Total SA	126,326	6,359		Nomura Real Estate Holdings Inc	81,500	2,191
Valero Energy Corp	200,000	8,064		Shimao Property Holdings Ltd	1,200,000	2,590
Whitecap Resources Inc	494,500	5,075		Sino Land Co Ltd	1,760,000	2,900
		$113,327		Sun Hung Kai Properties Ltd	281,400	4,069
Oil & Gas Services - 0.05%				Swire Properties Ltd	500,000	1,788
National Oilwell Varco Inc	60,000	3,913		Vista Land & Lifescapes Inc	3,888,000	621
						$59,754

Packaging & Containers - 0.08%				REITS - 2.87%
Amcor Ltd/Australia	617,188	6,338		AIMS AMP Capital Industrial REIT	1,048,000	1,549
				American Tower Corp	50,000	4,199
				Apartment Investment & Management Co	125,000	3,889
Pharmaceuticals - 0.54%				Ashford Hospitality Trust Inc (c)	168,800	2,174
AbbVie Inc	136,201	6,272		Astro Japan Property Group (d)	985,051	3,988
Cardinal Health Inc	119,140	5,268		Boston Properties Inc (c)	49,277	5,392
Eli Lilly & Co	128,882	7,137		Cambridge Industrial Trust	3,444,372	2,395
Merck & Co Inc	89,931	4,227		Camden Property Trust (c)	38,539	2,788
Novartis AG	73,237	5,422		Campus Crest Communities Inc (c)	344,071	4,700
Pfizer Inc (c)	103,596	3,011
				Canadian Apartment Properties REIT	60,000	1,551
Roche Holding AG	23,471	5,876		CBL & Associates Properties Inc	266,847	6,442
Sanofi	50,840	5,497		Challenger Diversified Property Group (d)	482,500	1,358
		$42,710		Champion REIT	2,771,500	1,460
				Colonial Properties Trust (c)	65,600	1,523
Pipelines - 6.29%
Access Midstream Partners LP (c)	465,300	19,203		Corrections Corp of America	164,000	5,937
Buckeye Partners LP (c)	249,024	15,385		CubeSmart (c)	176,200	3,096
China Gas Holdings Ltd	5,986,000	5,907		CYS Investments Inc (c)	195,383	2,429
China Oil & Gas Group Ltd (a)	21,540,000	3,951		DCT Industrial Trust Inc (c)	208,000	1,629
DCP Midstream Partners LP (c)	224,595	11,032		DDR Corp	135,000	2,476
Enbridge Inc	100,000	4,758		Duke Realty Corp	244,000	4,304
Energy Transfer Equity LP (c)	505,485	29,662		Dundee Real Estate Investment Trust	132,800	4,879
Energy Transfer Partners LP (c)	207,639	10,338		EPR Properties (c)	136,979	7,745
Enterprise Products Partners LP (c)	815,400	49,454		Equity One Inc (c)	46,952	1,197
				Essex Property Trust Inc (c)	12,635	1,984
Genesis Energy LP	62,534	3,006
Holly Energy Partners LP (c)	99,600	3,914		Eurocommercial Properties NV	30,000	1,224
				Federation Centres Ltd	2,050,000	5,526

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000		's)

REITS (continued)				Telecommunications (continued)
Frasers Commercial Trust	1,037,000	$1,314		Deutsche Telekom AG	650,000		$7,699
Great Portland Estates PLC	286,548	2,370		Rogers Communications Inc	85,122		4,198
Hammerson PLC	432,700	3,496		Singapore Telecommunications Ltd	1,704,000		5,443
Health Care REIT Inc	51,080	3,829		Telecom Corp of New Zealand Ltd ADR(c)	500,000		5,555
Hospitality Properties Trust (c)	80,380	2,364		Telefonica Brasil SA ADR(c)	300,000		7,974
Japan Hotel REIT Investment Corp	5,991	2,531		Telenor ASA	149,759		3,375
Kenedix Realty Investment Corp	222	1,041		TeliaSonera AB	416,340		2,873
Kite Realty Group Trust	785,000	5,181		Telstra Corp Ltd	408,856		2,112
Land Securities Group PLC	266,593	3,622		TELUS Corp	600,000		21,589
Liberty Property Trust (c)	76,200	3,276		Verizon Communications Inc (c)	851,673		45,913
Link REIT/The	306,500	1,737		Vodafone Group PLC ADR(c)	720,000		22,025
Medical Properties Trust Inc	355,000	5,712		Windstream Corp (c)	165,000		1,406
Mirvac Group	3,482,037	6,394					$191,511
Northern Property Real Estate Investment	67,900	2,176
Trust				Transportation - 0.31%
Orix JREIT Inc	1,690	2,288		Kansas City Southern	25,000		2,727
				Union Pacific Corp (c)	150,000		22,194
Pennsylvania Real Estate Investment Trust (c)	158,000	3,275
Primary Health Properties PLC	82,000	424					$24,921
Prologis Inc	170,500	7,152		Water - 0.22%
Public Storage (c)	14,627	2,413		American Water Works Co Inc (c)	130,000		5,444
Ramco-Gershenson Properties Trust (c)	66,866	1,168		Aqua America Inc (c)	40,000		1,269
Realty Income Corp	115,600	5,892		Cia de Saneamento Basico do Estado de Sao	360,000		5,148
Retail Properties of America Inc	63,487	972		Paulo ADR
RioCan Real Estate Investment Trust	234,100	6,858		Guangdong Investment Ltd	5,674,000		5,494
Sabra Health Care REIT Inc	58,000	1,730					$17,355
Saul Centers Inc	42,500	1,904		TOTAL COMMON STOCKS			$2,013,957
Senior Housing Properties Trust	239,500	6,809		CONVERTIBLE PREFERRED STOCKS
Simon Property Group Inc (c)	88,347	15,732
				- 0.05%	Shares Held	Value	(000	's)
SL Green Realty Corp	11,000	998
Societe de la Tour Eiffel	12,700	841		Banks - 0.05%
STAG Industrial Inc	73,000	1,609		Bank of America Corp	800		996
Starhill Global REIT	2,588,000	2,026		Wells Fargo & Co	2,310		3,048
Starwood Property Trust Inc	132,577	3,645					$4,044
Strategic Hotels & Resorts Inc (a)	120,000	968		TOTAL CONVERTIBLE PREFERRED STOCKS			$4,044
Summit Hotel Properties Inc	520,500	5,200		PREFERRED STOCKS - 5.60%	Shares Held	Value	(000	's)
Suntec Real Estate Investment Trust	2,787,000	4,407
Tishman Speyer Office Fund (a),(b),(d)	1,625,724	—		Banks - 1.95%
Top REIT Inc (d)	505	2,708		Bank of America Corp 6.63%; Series I	180,750		5,043
Unibail-Rodamco SE	9,320	2,436		Bank of New York Mellon Corp/The	80,600		2,065
Vastned Retail NV	75,000	3,350		Barclays Bank PLC 7.75%	6,766		174
Vornado Realty Trust	63,300	5,543		Barclays Bank PLC 8.13%	223,766		5,757
Wereldhave NV	42,500	3,091		Capital One Financial Corp	205,309		5,363
				Citigroup Inc (a)	12,001		304
Westfield Group	231,579	2,801
Workspace Group PLC	295,000	1,720		City National Corp/CA	191,056		4,776
				COBANK ACB 11.00%; Series C (e)	24,261		1,341
		$228,837
				COBANK ACB 11.00%; Series D	8,400		467
Retail - 0.14%				Countrywide Financial Corp	140		4
Macy's Inc	37,800	1,686		Deutsche Bank Contingent Capital Trust II	609,879		16,613
Wal-Mart Stores Inc	126,592	9,839		Deutsche Bank Contingent Capital Trust III	117,535		3,326
		$11,525		Deutsche Bank Contingent Capital Trust V	38,900		1,139
				HSBC Holdings PLC 8.00%	1,072,576		30,922
Semiconductors - 0.33%				HSBC USA Inc	266,895		13,497
Chipbond Technology Corp	1,640,000	4,181		HSBC USA Inc 6.50%	40,000		1,029
Elan Microelectronics Corp	1,441,000	3,837		HSBC USA Inc - Series D	220,937		5,576
Novatek Microelectronics Corp	736,000	3,598		JP Morgan Chase & Co	117,700		2,991
Qualcomm Inc	151,000	9,305		Lloyds Banking Group PLC	64,850		1,808
Taiwan Semiconductor Manufacturing Co Ltd	1,475,000	5,474		PNC Financial Services Group Inc/The	546,822		15,694
		$26,395		Royal Bank of Scotland Group PLC 5.75%;	383,508		8,848
Software - 0.23%				Series L
Microsoft Corp	562,408	18,616		State Street Corp	294,000		7,491
				TCF Financial Corp	45,182		1,243
				US Bancorp/MN - Series G	702,900		19,723
Storage & Warehousing - 0.03%							$155,194
Safestore Holdings PLC	948,258	2,020
				Diversified Financial Services - 0.13%
				Affiliated Managers Group Inc 5.25%	87,485		2,234
Telecommunications - 2.41%				Ameriprise Financial Inc	21,801		605
AT&T Inc (c)	632,000	23,675
BCE Inc (c)	565,000	26,476		Citigroup Capital XIII	109,500		3,092
BT Group PLC	612,768	2,635		General Electric Capital Corp	31,317		803

CenturyLink Inc (c)	225,000	8,453		Goodman PLUS Trust	32,600		3,278
Cleveland Unlimited Inc - Warrants (a),(b),(d)	2,756	110

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000	's)	PREFERRED STOCKS (continued)	Shares Held	Value (000	's)

Diversified Financial Services (continued)				REITS (continued)
Morgan Stanley Capital Trust IV	2,590	$66		PS Business Parks Inc - Series T	66,770	$1,746
		$10,078		PS Business Parks Inc - Series U	29,867	759
				Public Storage (a)	150,843	3,812
Electric - 0.38%				Public Storage Inc 5.20%; Series W	108,500	2,748
DTE Energy Co 5.25%	127,965	3,302		Realty Income Corp - Series F	42,999	1,172
DTE Energy Co 6.50%	12,629	351		Regency Centers Corp 6.00%	120,000	3,078
Duke Energy Corp	84,841	2,164		Senior Housing Properties Trust	35,067	894
Entergy Arkansas Inc 4.90%	17,312	443		Ventas Realty LP / Ventas Capital Corp	188,100	4,808
Entergy Arkansas Inc 5.75%	3,202	85		Vornado Realty LP	163,022	4,454
Entergy Louisiana LLC 5.28%	50,000	1,305		Vornado Realty Trust - Series J	216,829	6,034
Entergy Louisiana LLC 5.88%	11,790	318		Vornado Realty Trust - Series K	50,000	1,293
Entergy New Orleans Inc	56,900	1,457				$67,685
Entergy Texas Inc	5,557	151
Interstate Power & Light Co	107,800	2,752		Savings & Loans - 0.07%
NextEra Energy Capital Holdings Inc - Series	589,817	14,922		Astoria Financial Corp (a)	22,000	558
I				First Niagara Financial Group Inc	172,800	5,139
PPL Capital Funding Inc (a)	100,000	2,624				$5,697
SCANA Corp	16,264	443
		$30,317		Sovereign - 0.14%
				Farm Credit Bank of Texas	8,500	10,713
Hand & Machine Tools - 0.01%

Stanley Black & Decker Inc	40,000	1,063		Telecommunications - 0.61%
				Centaur Funding Corp 9.08% (e)	10,000	12,650
Insurance - 1.38%				Qwest Corp 7.00%	170,900	4,638
Aegon NV 6.38%	330,561	8,816		Qwest Corp 7.00%	77,111	2,096
Aflac Inc	317,367	8,474		Qwest Corp 7.38%	191,571	5,215
Allianz SE	502,177	12,696		Qwest Corp 7.50%	228,800	6,264
American Financial Group Inc/OH 5.75%	52,207	1,381		Telephone & Data Systems Inc 5.88%	103,810	2,663
American Financial Group Inc/OH 6.38%	79,688	2,149		Telephone & Data Systems Inc 6.88%	59,903	1,596
American Financial Group Inc/OH 7.00%	40,276	1,106		Telephone & Data Systems Inc 7.00%	482,968	13,016
Aspen Insurance Holdings Ltd (a),(b),(f)	46,600	1,165				$48,138
Aspen Insurance Holdings Ltd (a),(b),(f)	392,000	9,800		TOTAL PREFERRED STOCKS		$445,499
Aspen Insurance Holdings Ltd 7.25%	183,472	5,005			Principal
Axis Capital Holdings Ltd	228,385	6,335		BONDS - 56.15%	Amount (000's)	Value (000	's)
Delphi Financial Group Inc 7.38%	286,774	6,981
Hartford Financial Services Group Inc	222,551	6,892		Advertising - 0.36%
ING Groep NV 6.13%	146,000	3,684		Catalina Marketing Corp
				10.50%, PIK 11.25%, 10/1/2015(e),(g)	$5,000	$5,144
ING Groep NV 7.05%	122,664	3,141
PartnerRe Ltd 5.88%	9,762	251		MDC Partners Inc
				6.75%, 4/1/2020(e)	18,000	18,720
PartnerRe Ltd 7.25%	149,783	4,276
Protective Life Corp 6.25%	224,300	5,895		Sitel LLC / Sitel Finance Corp
				11.00%, 8/1/2017(e)	4,520	4,847
Reinsurance Group of America Inc	40,000	1,106
Torchmark Corp	136,402	3,656				$28,711
WR Berkley Corp (a),(f)	414,200	10,355
				Aerospace & Defense - 0.19%
XLIT Ltd	8,000	6,485		AAR Corp
		$109,649		7.25%, 1/15/2022	4,225	4,637
Investment Companies - 0.06%				GenCorp Inc
				7.13%, 3/15/2021(e)	5,000	5,387
Australand Assets Trust	50,200	5,020
				Penerbangan Malaysia Bhd
				5.63%, 3/15/2016	4,340	4,847
Media - 0.02%						$14,871
Comcast Corp	75,628	1,945
				Agriculture - 0.19%
				IOI Investment L Bhd
REITS - 0.85%				4.38%, 6/27/2022	700	732
Boston Properties Inc	11,300	288		Mriya Agro Holding PLC
CommonWealth REIT - Series E	161,508	4,101		9.45%, 4/19/2021(e)	1,386	1,362
DDR Corp	23,422	604		North Atlantic Trading Co
Digital Realty Trust Inc - Series E	80,350	2,181		11.50%, 7/15/2016(e)	5,480	5,761
Digital Realty Trust Inc - Series F	27,108	714		Vector Group Ltd
Digital Realty Trust Inc - Series G	7,500	187		7.75%, 2/15/2021(e)	6,620	7,067
Equity Residential	20,702	1,382				$14,922
Health Care REIT Inc	57,650	1,580
Hospitality Properties Trust 7.00%; Series C	50,951	1,286		Airlines - 0.12%
Kimco Realty Corp 5.50%	125,611	3,223		American Airlines 2011-2 Class A Pass
Kimco Realty Corp 5.63%	55,000	1,418		Through Trust
Kimco Realty Corp 6.00%	64,000	1,714		8.63%, 4/15/2023(b)	4,095	4,330
Kimco Realty Corp 6.90%	204,140	5,528		Delta Air Lines 2011-1 Class B Pass Through
National Retail Properties Inc	81,700	2,219		Trust
Prologis Inc - Series Q	92,034	5,982		7.13%, 4/15/2016	5,000	5,075
PS Business Parks Inc - Series R	167,841	4,480				$9,405

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Apparel - 0.07%				Banks (continued)
Levi Strauss & Co				Credit Agricole SA
6.88%, 5/1/2022	$4,572	$5,104		9.75%, 6/29/2049	$2,198	$2,356
Texhong Textile Group Ltd				Credit Suisse Group Guernsey I Ltd
7.63%, 1/19/2016	300	317		7.88%, 2/24/2041(h)	4,000	4,390
		$5,421		Danske Bank A/S
				5.91%, 12/29/2049(h)	1,670	1,690
Automobile Parts & Equipment - 0.15%				7.13%, 9/21/2037(h)	900	939
Metalsa SA de CV				DBS Bank Ltd
4.90%, 4/24/2023(e)	994	997
				3.63%, 9/21/2022(h)	290	304
Stanadyne Corp				Deutsche Bank Capital Funding Trust I
10.00%, 8/15/2014	6,110	6,072		3.25%, 12/29/2049(e),(h)	4,000	3,300
Stanadyne Holdings Inc				Deutsche Bank Capital Trust V
12.00%, 2/15/2015(h)	6,645	4,643
				4.90%, 12/29/2049(b),(e),(h)	2,000	1,700
		$11,712		Development Bank of Kazakhstan JSC
Banks - 3.88%				5.50%, 12/20/2015	200	214
Abbey National Capital Trust I				Dresdner Funding Trust I
8.96%, 12/31/2049	2,300	2,737		8.15%, 6/30/2031(e)	5,150	5,407
Agfirst Farm Credit Bank				Fifth Third Capital Trust IV
7.30%, 10/29/2049(d),(e)	2,700	2,700		6.50%, 4/15/2067(h)	3,910	3,922
Akbank TAS				First Hawaiian Capital I
3.88%, 10/24/2017(e)	400	415		8.34%, 7/1/2027	2,000	2,043
6.50%, 3/9/2018(e)	615	709		HBOS Capital Funding LP
Alfa Bank OJSC Via Alfa Bond Issuance				6.85%, 3/29/2049	5,000	4,980
PLC				HBOS Capital Funding No2 LP
7.50%, 9/26/2019(e)	665	717		6.07%, 6/29/2049(e),(h)	5,175	4,742
Ally Financial Inc				HSBC USA Capital Trust I
8.00%, 11/1/2031	4,600	6,003		7.81%, 12/15/2026(e)	300	309
BAC Capital Trust XIII				HSBC USA Capital Trust II
4.00%, 12/29/2049(h)	6,500	5,736		8.38%, 5/15/2027(e)	1,980	2,015
Banco Bradesco SA/Cayman Islands				ICICI Bank Ltd/Bahrain
4.10%, 3/23/2015	200	208		5.50%, 3/25/2015	500	531
4.50%, 1/12/2017(e)	200	216		ICICI Bank Ltd/Dubai
Banco de Credito del Peru				4.70%, 2/21/2018	208	221
4.25%, 4/1/2023(e)	887	890		Itau Unibanco Holding SA/Cayman Island
Banco de Credito del Peru/Panama				6.20%, 12/21/2021(e)	500	556
5.38%, 9/16/2020(e)	469	516		JP Morgan Chase & Co
5.38%, 9/16/2020	212	233		7.90%, 4/29/2049(h)	11,600	13,510
Banco do Brasil SA/Cayman				JP Morgan Chase Capital XXI
3.88%, 10/10/2022	699	694		1.25%, 2/2/2037(h)	5,300	4,313
5.38%, 1/15/2021(e)	200	213		JP Morgan Chase Capital XXIII
5.38%, 1/15/2021	200	213		1.29%, 5/15/2077(h)	5,100	4,009
6.25%, 12/29/2049(e),(h)	4,280	4,273		KeyCorp Capital III
Bancolombia SA				7.75%, 7/15/2029	795	933
5.13%, 9/11/2022	1,054	1,077		Lloyds Banking Group PLC
5.95%, 6/3/2021	200	226		5.92%, 9/29/2049(e),(h)	2,675	2,140
Bangkok Bank PCL/Hong Kong				6.27%, 11/29/2049(e),(h)	8,000	6,440
3.88%, 9/27/2022(e)	903	935		6.41%, 9/29/2049(e)	3,400	3,230
Barclays Bank PLC				6.66%, 1/29/2049(e)	9,600	9,144
5.93%, 12/31/2049(e),(h)	4,500	4,574		M&T Bank Corp
6.28%, 12/29/2049	300	299		6.88%, 12/29/2049(e)	20,700	21,515
6.86%, 9/29/2049(e),(h)	8,530	9,010		Malayan Banking Bhd
7.43%, 9/29/2049(e),(h)	4,850	5,287		3.25%, 9/20/2022(h)	900	911
BBVA Banco Continental SA				National Australia Bank Ltd/New York
5.00%, 8/26/2022(e)	325	344		8.00%, 9/29/2049	1,300	1,463
BNP Paribas SA				Natixis
7.20%, 6/29/2049(e)	1,500	1,599		10.00%, 4/29/2049(e),(h)	2,648	2,939
BPCE SA				Oversea-Chinese Banking Corp Ltd
2.22%, 7/29/2049(h)	6,989	4,354		3.15%, 3/11/2023(e),(h)	853	875
12.50%, 8/29/2049(e)	10,423	13,077		PNC Financial Services Group Inc/The
Caixa Economica Federal				6.75%, 7/29/2049(h)	1,500	1,723
3.50%, 11/7/2022(e)	479	468		PNC Preferred Funding Trust I
Citigroup Inc				1.93%, 3/29/2049(e),(h)	1,000	870
5.35%, 5/29/2049(h)	15,500	15,543		Rabobank Capital Funding Trust III
Claudius Ltd for Credit Suisse				5.25%, 12/31/2049(e),(h)	9,800	9,922
7.88%, 6/29/2049	16,960	18,389		Royal Bank of Scotland Group PLC
8.25%, 6/29/2049	1,000	1,042		7.65%, 8/29/2049(h)	3,700	3,885
Cooperatieve Centrale Raiffeisen-				Russian Agricultural Bank OJSC Via RSHB
Boerenleenbank BA/Netherlands				Capital SA
11.00%, 12/29/2049(e),(h)	9,300	12,485		5.30%, 12/27/2017	2,521	2,696

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Banks (continued)				Chemicals (continued)
Russian Agricultural Bank OJSC Via RSHB				Sinochem Group
Capital SA (continued)				5.00%, 11/2/2049(b),(e),(f),(h)		$5,000	$5,012
6.00%, 6/3/2021(e)	$1,300	$1,347		TPC Group Inc
6.00%, 6/3/2021(h)	5,750	5,956		8.75%, 12/15/2020(e)		13,885	14,649
6.30%, 5/15/2017	2,105	2,318		US Coatings Acquisition Inc / Flash Dutch 2
Sberbank of Russia Via SB Capital SA				BV
6.13%, 2/7/2022(e)	500	571		5.75%, 2/1/2021(e)	EUR	6,000	8,415
Societe Generale SA							$42,535
1.03%, 12/29/2049(e),(h)	1,000	770
5.92%, 4/29/2049(e),(h)	6,713	6,545		Coal - 0.74%
8.75%, 10/29/2049	14,770	15,804		Adaro Indonesia PT
Standard Chartered PLC				7.63%, 10/22/2019		$800	873
6.41%, 1/29/2049(e),(h)	5,000	5,140		Berau Capital Resources Pte Ltd
7.01%, 7/29/2049(e)	4,100	4,487		12.50%, 7/8/2015		500	533
Turkiye Garanti Bankasi AS				Berau Coal Energy Tbk PT
5.25%, 9/13/2022(e)	1,150	1,251		7.25%, 3/13/2017		1,000	992
Ukreximbank Via Biz Finance PLC				Foresight Energy LLC / Foresight Energy
8.38%, 4/27/2015	7,236	7,209		Corp
				9.63%, 8/15/2017(e)		29,058	31,528
VTB Bank OJSC Via VTB Capital SA
6.32%, 2/22/2018	3,035	3,342		Indo Energy Finance II BV
				6.38%, 1/24/2023(e)		726	738
Wachovia Capital Trust III
5.57%, 3/29/2049(h)	8,800	8,844		Mongolian Mining Corp
				8.88%, 3/29/2017(e)		578	592
		$308,903		Peabody Energy Corp
Beverages - 0.14%				6.00%, 11/15/2018		2,830	3,056
Ajecorp BV				6.25%, 11/15/2021		2,645	2,820
6.50%, 5/14/2022(e)	900	984		Penn Virginia Resource Partners LP / Penn
Beverages & More Inc				Virginia Resource Finance Corp
9.63%, 10/1/2014(e)	9,930	10,191		8.25%, 4/15/2018		4,722	5,041
		$11,175		Penn Virginia Resource Partners LP / Penn
				Virginia Resource Finance Corp II
Building Materials - 0.18%				8.38%, 6/1/2020		12,030	13,007
Ainsworth Lumber Co Ltd							$59,180
7.50%, 12/15/2017(e)	8,490	9,254
Builders FirstSource Inc				Commercial Services - 1.94%
13.00%, 2/15/2016(e),(h)	1,834	1,843		Alliance Data Systems Corp
Cementos Pacasmayo SAA				5.25%, 12/1/2017(e)		4,000	4,170
4.50%, 2/8/2023(e)	800	790		6.38%, 4/1/2020(e)		3,000	3,240
Cemex Finance LLC				Altegrity Inc
9.38%, 10/12/2022(e)	1,289	1,479		12.00%, 11/1/2015(b),(e)		2,000	1,820
Cemex SAB de CV				10.50%, 11/1/2015(e)		1,425	1,297
9.50%, 6/15/2018(e)	1,000	1,140		Catalent Pharma Solutions Inc
Norbord Inc				7.88%, 10/15/2018(e)		6,400	6,520
6.25%, 6/15/2015(e)	60	63		Cerba European Lab
		$14,569		7.00%, 2/1/2020(e)	EUR	3,000	4,040
				Ceridian Corp
Chemicals - 0.53%				8.88%, 7/15/2019(e)		$6,675	7,835
Braskem America Finance Co				DynCorp International Inc
7.13%, 7/22/2041(e)	200	213
				10.38%, 7/1/2017		2,888	2,852
Braskem Finance Ltd				Emergency Medical Services Corp
7.38%, 10/29/2049(e)	100	106
				8.13%, 6/1/2019		13,079	14,485
EuroChem Mineral & Chemical Co OJSC via				FTI Consulting Inc
EuroChem GI Ltd				6.00%, 11/15/2022(e)		2,000	2,135
5.13%, 12/12/2017(e)	1,550	1,587
				Harland Clarke Holdings Corp
Mexichem SAB de CV				9.75%, 8/1/2018(e)		1,400	1,542
4.88%, 9/19/2022(e)	319	347
				Igloo Holdings Corp
Momentive Performance Materials Inc				8.25%, PIK 9.00%, 12/15/2017(e),(g)		3,500	3,570
8.88%, 10/15/2020	2,000	2,180		Iron Mountain Inc
Nexeo Solutions LLC / Nexeo Solutions				5.75%, 8/15/2024		6,125	6,309
Finance Corp				Jaguar Holding Co I
8.38%, 3/1/2018	2,290	2,261		9.38%, PIK 10.13%, 10/15/2017(e),(g)		3,625	3,897
Orion Engineered Carbons Bondco GmbH				Jaguar Holding Co II / Jaguar Merger Sub
9.63%, 6/15/2018(e)	1,500	1,695
				Inc
Orion Engineered Carbons Finance & Co				9.50%, 12/1/2019(e)		6,345	7,344
SCA				Knowledge Universe Education LLC
9.25%, PIK 10.00%, 8/1/2019(e),(g)	3,500	3,570
				7.75%, 2/1/2015(e)		8,175	8,011
PTT Global Chemical PCL				Laureate Education Inc
4.25%, 9/19/2022(e)	493	525
				9.25%, 9/1/2019(e)		8,670	9,819
Reichhold Industries Inc				Lender Processing Services Inc
9.00%, PIK 11.00%, 5/8/2017(e),(g)	2,500	1,975
				5.75%, 4/15/2023		6,750	7,206

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Commercial Services (continued)				Diversified Financial Services (continued)
Live Nation Entertainment Inc				Bank of New York Mellon SA Institucion de
7.00%, 9/1/2020(e)	$2,000	$2,177		Banca Multiple
Neff Rental LLC / Neff Finance Corp				9.63%, 5/2/2021(e)	$443	$275
9.63%, 5/15/2016(e)	4,000	4,280		BM&FBovespa SA
Prospect Medical Holdings Inc				5.50%, 7/16/2020	400	447
8.38%, 5/1/2019(e)	7,800	8,385		Charles Schwab Corp/The
Rural Metro Corp				7.00%, 2/28/2049(h)	1,700	1,958
10.13%, 7/15/2019(e)	4,035	4,166		CNG Holdings Inc/OH
10.13%, 7/15/2019(e)	5,750	5,865		9.38%, 5/15/2020(e)	1,625	1,609
ServiceMaster Co/TN				Credit Acceptance Corp
7.00%, 8/15/2020(e)	8,485	8,793		9.13%, 2/1/2017	4,100	4,469
7.10%, 3/1/2018	5,000	4,919		General Electric Capital Corp
7.45%, 8/15/2027	2,400	2,109		6.25%, 12/15/2049(h)	2,600	2,874
8.00%, 2/15/2020	3,650	3,928		7.13%, 12/15/2049(h)	24,900	29,149
Speedy Cash Intermediate Holdings Corp				Goldman Sachs Capital I
10.75%, 5/15/2018(e)	2,000	2,150		6.35%, 2/15/2034	22,735	23,929
TransUnion Holding Co Inc				HSBC Finance Capital Trust IX
8.13%, PIK 8.88%, 6/15/2018(e),(g)	2,375	2,553		5.91%, 11/30/2035	1,500	1,522
9.63%, 6/15/2018	8,250	9,054		Icahn Enterprises LP / Icahn Enterprises
		$154,471		Finance Corp
				7.75%, 1/15/2016	5,000	5,206
Computers - 0.30%				8.00%, 1/15/2018	9,275	9,971
Stratus Technologies Bermuda Ltd / Stratus				International Lease Finance Corp
Technologies Inc				5.88%, 4/1/2019	3,400	3,731
12.00%, 3/29/2015	9,231	9,485		Jefferies Finance LLC / JFIN Co-Issuer Corp
Stream Global Services Inc				7.38%, 4/1/2020(e)	8,690	9,038
11.25%, 10/1/2014(e)	3,035	3,141
				Macquarie PMI LLC
11.25%, 10/1/2014	10,553	10,922		8.38%, 12/29/2049	3,350	3,551
		$23,548		MAF Global Securities Ltd
Consumer Products - 0.95%				5.25%, 7/5/2019	838	930
American Achievement Corp				Nationstar Mortgage LLC / Nationstar Capital
10.88%, 4/15/2016(e)	6,995	7,065		Corp
Armored Autogroup Inc				6.50%, 7/1/2021(e)	6,300	6,607
9.25%, 11/1/2018(h)	13,985	13,443		7.88%, 10/1/2020(e)	11,740	13,149
Central Garden and Pet Co				Nuveen Investments Inc
8.25%, 3/1/2018	18,650	19,513		9.13%, 10/15/2017(e)	14,510	15,489
Reynolds Group Issuer Inc / Reynolds Group				Oxford Finance LLC / Oxford Finance Co-
Issuer LLC / Reynolds Group Issuer				Issuer Inc
(Luxembourg) S.A.				7.25%, 1/15/2018(e)	1,475	1,563
5.75%, 10/15/2020	1,300	1,362		Power Sector Assets & Liabilities
6.88%, 2/15/2021(h)	16,000	17,440		Management Corp
9.88%, 8/15/2019	2,850	3,199		7.39%, 12/2/2024(e)	327	446
Spectrum Brands Escrow Corp				Rivers Pittsburgh Borrower LP/Rivers
6.38%, 11/15/2020(e)	8,145	8,898		Pittsburgh Finance Corp
6.63%, 11/15/2022(e)	3,945	4,349		9.50%, 6/15/2019(e)	4,830	5,337
		$75,269		Schahin II Finance Co SPV Ltd
				5.88%, 9/25/2023(e)	294	309
Cosmetics & Personal Care - 0.09%				SquareTwo Financial Corp
Revlon Consumer Products Corp				11.63%, 4/1/2017	4,000	4,150
5.75%, 2/15/2021(e)	6,975	7,184		ZFS Finance USA Trust V
				6.50%, 5/9/2067(e)	8,432	9,022
Distribution & Wholesale - 0.34%						$171,403
American Tire Distributors Inc				Electric - 1.07%
9.75%, 6/1/2017	4,000	4,295		AES Corp/VA
HD Supply Inc				7.38%, 7/1/2021	9,864	11,738
7.50%, 7/15/2020(e)	1,100	1,191
				Centrais Eletricas Brasileiras SA
INTCOMEX Inc				5.75%, 10/27/2021	934	1,019
13.25%, 12/15/2014	8,485	8,570		Dominion Resources Inc/VA
VWR Funding Inc				2.58%, 9/30/2066(h)	6,000	5,637
7.25%, 9/15/2017(e)	12,130	12,918
				7.50%, 6/30/2066	700	778
		$26,974		Electricite de France SA
				5.25%, 12/29/2049(e),(h)	15,190	15,279
Diversified Financial Services - 2.15%
Ageas Hybrid Financing SA				Empresa de Energia de Bogota SA
				6.13%, 11/10/2021(e)	500	556
8.25%, 12/29/2049	7,264	7,358
Air Lease Corp				Energy Future Intermediate Holding Co LLC
5.63%, 4/1/2017	4,000	4,380		/ EFIH Finance Inc
				11.75%, 3/1/2022(e)	20,240	23,175
Aircastle Ltd
6.25%, 12/1/2019	4,425	4,934		11.00%, 10/1/2021	1,410	1,569

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Electric (continued)				Food - 0.69%
Integrys Energy Group Inc				Alicorp SAA
6.11%, 12/1/2066(h)	$6,400	$6,784		3.88%, 3/20/2023(e)		$1,000	$1,003
Korea East-West Power Co Ltd				ARAMARK Corp
2.50%, 7/16/2017(e)	400	409		5.75%, 3/15/2020(e)		3,500	3,666
Korea Hydro & Nuclear Power Co Ltd				BI-LO LLC / BI-LO Finance Corp
3.00%, 9/19/2022(e)	432	431		9.25%, 2/15/2019(e)		4,700	5,147
4.75%, 7/13/2021	486	548		Bumble Bee Holdco SCA
Korea Western Power Co Ltd				9.63%, PIK 10.38%, 3/15/2018(e),(g)		14,220	15,073
3.13%, 5/10/2017(e)	1,191	1,246		Bumble Bee Holdings Inc
Listrindo Capital BV				9.00%, 12/15/2017(e)		3,750	4,153
6.95%, 2/21/2019(e)	400	439		Cencosud SA
Majapahit Holding BV				4.88%, 1/20/2023(e)		1,131	1,171
7.75%, 1/20/2020(e)	1,730	2,158		5.50%, 1/20/2021(e)		1,000	1,085
7.88%, 6/29/2037	1,375	1,833		Corp Azucarera del Peru SA
Mexico Generadora de Energia S de rl				6.38%, 8/2/2022(e)		300	321
5.50%, 12/6/2032(e)	1,200	1,293		Cosan Luxembourg SA
NextEra Energy Capital Holdings Inc				5.00%, 3/14/2023(e)		562	577
7.30%, 9/1/2067(h)	200	226		ESAL GmbH
NTPC Ltd				6.25%, 2/5/2023(e)		1,413	1,405
5.63%, 7/14/2021	1,000	1,129		Grupo Bimbo SAB de CV
Perusahaan Listrik Negara PT				4.50%, 1/25/2022(e)		600	664
5.50%, 11/22/2021(e)	1,400	1,554		Hawk Acquisition Sub Inc
PPL Capital Funding Inc				4.25%, 10/15/2020(e)		1,905	1,929
6.70%, 3/30/2067(h)	3,050	3,241		Minerva Luxembourg SA
SSE PLC				7.75%, 1/31/2023(e)		1,022	1,091
5.63%, 9/29/2049(h)	3,600	3,771		Pinnacle Foods Finance LLC / Pinnacle Foods
		$84,813		Finance Corp
				8.25%, 9/1/2017		1,745	1,893
Electronics - 0.03%				Tonon Bioenergia SA
Kemet Corp				9.25%, 1/24/2020(e)		607	630
10.50%, 5/1/2018	2,200	2,299		US Foods Inc
				8.50%, 6/30/2019(e)		14,185	15,426
Engineering & Construction - 0.17%							$55,234
Alion Science & Technology Corp
12.00%, PIK 2.00%, 11/1/2014(g)	9,273	9,528		Food Service - 0.10%
				Elior Finance & Co SCA
10.25%, 2/1/2015	5,310	2,974		6.50%, 5/1/2020(b),(e)	EUR	6,000	8,208
Odebrecht Finance Ltd
5.13%, 6/26/2022(e)	516	552
Yuksel Insaat AS				Gas - 0.01%
9.50%, 11/10/2015	500	370		Mega Advance Investments Ltd
		$13,424		5.00%, 5/12/2021(e)		$974	1,103

Entertainment - 0.86%
Chukchansi Economic Development				Hand & Machine Tools - 0.32%
Authority				Thermadyne Holdings Corp
9.75%, 5/30/2020(e)	3,796	1,974		9.00%, 12/15/2017		23,300	25,514
Diamond Resorts Corp
12.00%, 8/15/2018	11,930	13,377		Healthcare - Products - 0.28%
Graton Economic Development Authority				Alere Inc
9.63%, 9/1/2019(e)	4,000	4,540
				7.25%, 7/1/2018(e)		4,100	4,418
Greektown Superholdings Inc				8.63%, 10/1/2018		4,750	5,094
13.00%, 7/1/2015	1,575	1,691		Kinetic Concepts Inc / KCI USA Inc
Lions Gate Entertainment Inc				10.50%, 11/1/2018		5,825	6,539
10.25%, 11/1/2016(e)	11,495	12,515
				Physio-Control International Inc
Snoqualmie Entertainment Authority				9.88%, 1/15/2019(e)		5,770	6,592
4.22%, 2/1/2014(e),(h)	7,805	7,668
9.13%, 2/1/2015(e)	4,315	4,272					$22,643
WMG Acquisition Corp				Healthcare - Services - 1.13%
6.00%, 1/15/2021(e)	3,970	4,248		Apria Healthcare Group Inc
11.50%, 10/1/2018	15,565	18,522		12.38%, 11/1/2014		24,112	24,866
		$68,807		11.25%, 11/1/2014		6,040	6,213
				HCA Inc
Environmental Control - 0.10%				4.75%, 5/1/2023		2,000	2,085
Clean Harbors Inc				7.50%, 2/15/2022		13,350	15,953
5.13%, 6/1/2021(e)	2,875	3,011
				MedImpact Holdings Inc
EnergySolutions Inc / EnergySolutions LLC				10.50%, 2/1/2018(e)		2,300	2,564
10.75%, 8/15/2018	4,250	4,601		Medi-Partenaires SAS
		$7,612		7.00%, 5/15/2020(b)	EUR	3,625	4,774
				OnCure Holdings Inc
				11.75%, 5/15/2017		$9,200	4,508

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Healthcare - Services (continued)					Insurance (continued)
Physiotherapy Associates Holdings Inc					Great-West Life & Annuity Insurance Capital
11.88%, 5/1/2019(e)		$3,050	$2,654		LP
Radiation Therapy Services Inc					6.63%, 11/15/2034(e)	$2,400	$2,610
8.88%, 1/15/2017		9,920	9,461		Hub International Ltd
ResCare Inc					8.13%, 10/15/2018(e)	2,000	2,152
10.75%, 1/15/2019		3,030	3,424		ING Capital Funding Trust III
Symbion Inc/DE					3.88%, 12/31/2049(h)	6,520	6,324
8.00%, 6/15/2016		3,610	3,827		ING Groep NV
11.00%, 8/23/2015		3,420	3,437		5.78%, 12/29/2049	8,500	8,245
United Surgical Partners International Inc					Ironshore Holdings US Inc
9.00%, 4/1/2020		5,440	6,147		8.50%, 5/15/2020(e)	7,170	8,281
			$89,913		Lancashire Holdings Ltd
					5.70%, 10/1/2022(b),(e)	6,400	6,400
Holding Companies - Diversified - 0.82%					Liberty Mutual Group Inc
Alphabet Holding Co Inc					7.00%, 3/15/2037(e),(h)	4,600	4,750
7.75%, 11/1/2017(e)		4,000	4,180
					7.80%, 3/7/2087(e)	13,691	16,087
Andrade Gutierrez International SA					Lincoln National Corp
4.00%, 4/30/2018(e)		869	871
					6.05%, 4/20/2067(h)	5,684	5,755
Dubai Holding Commercial Operations MTN					7.00%, 5/17/2066(h)	4,700	4,829
Ltd					MetLife Capital Trust IV
6.00%, 2/1/2017	GBP	1,550	2,459		7.88%, 12/15/2067(e)	1,820	2,284
Harbinger Group Inc					MetLife Capital Trust X
7.88%, 7/15/2019(e)		$39,605	42,378
					9.25%, 4/8/2068(e)	7,200	10,080
Hutchison Whampoa International 09 Ltd					MetLife Inc
7.63%, 4/9/2019(e)		127	163
					6.40%, 12/15/2066(h)	1,500	1,675
Hutchison Whampoa International 10 Ltd					Mitsui Sumitomo Insurance Co Ltd
6.00%, 12/29/2049(h)		1,200	1,305
					7.00%, 3/15/2072(e)	5,625	6,582
Hutchison Whampoa International 12 Ltd					Nationwide Financial Services Inc
6.00%, 5/29/2049(e),(h)		2,500	2,688
					6.75%, 5/15/2067	15,980	17,039
KOC Holding AS					Oil Insurance Ltd
3.50%, 4/24/2020(e)		600	596
					3.27%, 12/29/2049(e),(h)	8,200	7,439
Sinochem Overseas Capital Co Ltd					Onex USI Acquisition Corp
4.50%, 11/12/2020		2,116	2,335		7.75%, 1/15/2021(e)	5,900	6,077
4.50%, 11/12/2020(e)		6,494	7,134
					Provident Financing Trust I
6.30%, 11/12/2040		950	1,141		7.41%, 3/15/2038	2,500	2,741
Votorantim Cimentos SA					Prudential Financial Inc
7.25%, 4/5/2041(e)		300	341
					5.63%, 6/15/2043(h)	29,500	30,975
			$65,591		5.88%, 9/15/2042(h)	2,050	2,215
Housewares - 0.11%					8.88%, 6/15/2068(h)	1,805	2,246
American Standard Americas					Prudential PLC
10.75%, 1/15/2016(e)		8,535	8,972		6.50%, 6/29/2049	7,500	7,541
					7.75%, 12/29/2049	12,800	13,952
					11.75%, 12/29/2049(h)	6,000	6,858
Insurance - 4.37%					QBE Capital Funding II LP
ACE Capital Trust II					6.80%, 6/29/2049(e),(h)	19,155	19,005
9.70%, 4/1/2030		2,500	3,671		QBE Capital Funding III Ltd
Aegon NV					7.25%, 5/24/2041(e),(h)	7,100	7,535
2.05%, 7/29/2049(h)		4,600	2,967
					QBE Insurance Group Ltd
Allstate Corp/The					5.65%, 7/1/2023(e),(h)	1,300	1,299
6.13%, 5/15/2037(h)		1,970	2,113
					Reinsurance Group of America Inc
American General Institutional Capital A					6.75%, 12/15/2065(h)	9,600	9,768
7.57%, 12/1/2045(e)		2,600	3,269
					Sirius International Group Ltd
A-S Co-Issuer Subsidiary Inc / A-S Merger					7.51%, 5/29/2049(e),(h)	2,900	3,070
Sub LLC					Sompo Japan Insurance Inc
7.88%, 12/15/2020(e)		4,000	4,225		5.33%, 3/28/2073(e),(h)	14,000	14,543
AXA SA					StanCorp Financial Group Inc
6.38%, 12/29/2049(e),(h)		8,900	8,922
					5.00%, 8/15/2022	1,625	1,721
8.60%, 12/15/2030		4,600	5,930		Swiss Re Capital I LP
Catlin Insurance Co Ltd					6.85%, 5/29/2049(e),(h)	12,500	13,375
7.25%, 7/29/2049(e)		20,235	20,867
					Wilton Re Finance LLC
Chubb Corp/The					5.88%, 3/30/2033(b),(e),(h)	8,450	8,450
6.38%, 3/29/2067(h)		1,600	1,780
					XL Group PLC
Dai-ichi Life Insurance Co Ltd/The					6.50%, 12/31/2049(h)	2,095	2,058
7.25%, 12/31/2049(e)		4,600	5,373
					ZFS Finance USA Trust II
Everest Reinsurance Holdings Inc					6.45%, 12/15/2065(e),(h)	8,900	9,612
6.60%, 5/15/2037(h)		6,395	6,579
							$347,699
Fidelity & Guaranty Life Holdings Inc
6.38%, 4/1/2021(e)		8,125	8,430		Internet - 1.20%
					Ancestry.com Inc
					11.00%, 12/15/2020(e)	15,500	17,476

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Internet (continued)					Leisure Products & Services (continued)
Cerved Technologies SpA					Good Sam Enterprises LLC
6.38%, 1/15/2020(e)	EUR	3,000	$4,010		11.50%, 12/1/2016	$5,000	$5,344
Equinix Inc					Sabre Holdings Corp
4.88%, 4/1/2020		$5,150	5,382		8.35%, 3/15/2016(h)	12,050	13,360
5.38%, 4/1/2023		3,180	3,331		Sabre Inc
7.00%, 7/15/2021		2,000	2,265		8.50%, 5/15/2019(e)	14,270	15,875
Expedia Inc					Travelport LLC
5.95%, 8/15/2020		8,300	9,299		6.31%, 12/1/2016(b),(e),(h)	931	861
GXS Worldwide Inc					11.88%, 9/1/2016	665	582
9.75%, 6/15/2015		23,458	24,220		Travelport LLC / Travelport Holdings Inc
IAC/InterActiveCorp					13.88%, PIK 2.50%, 3/1/2016(e),(g)	2,556	2,569
4.75%, 12/15/2022(e)		9,390	9,437				$41,524
Mood Media Corp
9.25%, 10/15/2020(e)		2,000	1,990		Lodging - 0.48%
Tencent Holdings Ltd					Caesars Entertainment Operating Co Inc
3.38%, 3/5/2018(e)		1,420	1,480		8.50%, 2/15/2020	6,500	6,272
					9.00%, 2/15/2020(e)	4,150	4,088
4.63%, 12/12/2016(e)		400	437
Zayo Group LLC / Zayo Capital Inc					12.75%, 4/15/2018	1,000	710
10.13%, 7/1/2020		13,370	15,811		11.25%, 6/1/2017	15,000	15,862
			$95,138		MCE Finance Ltd
					5.00%, 2/15/2021(e)	847	859
Investment Companies - 0.03%					MTR Gaming Group Inc
Grupo Aval Ltd					11.50%, PIK 1.00%, 8/1/2019(g)	4,800	5,064
4.75%, 9/26/2022(e)		731	737		Wynn Las Vegas LLC / Wynn Las Vegas
5.25%, 2/1/2017(e)		400	430		Capital Corp
Gruposura Finance					7.75%, 8/15/2020	4,600	5,267
5.70%, 5/18/2021(e)		1,096	1,217				$38,122

			$2,384		Machinery - Diversified - 0.12%
Iron & Steel - 0.66%					Cleaver-Brooks Inc
APERAM					8.75%, 12/15/2019(e)	1,720	1,896
7.38%, 4/1/2016(e)		6,845	6,913		SPL Logistics Escrow LLC / SPL Logistics
7.75%, 4/1/2018(e)		9,310	9,147		Finance Corp
ArcelorMittal					8.88%, 8/1/2020(e)	3,369	3,554
10.35%, 6/1/2019(h)		7,125	9,050		Tempel Steel Co
Evraz Group SA					12.00%, 8/15/2016(e)	4,075	3,902
6.75%, 4/27/2018(e)		900	915				$9,352
Ferrexpo Finance PLC
7.88%, 4/7/2016(e)		1,200	1,191		Media - 1.01%
Gerdau Holdings Inc					Baker & Taylor Acquisitions Corp
					15.00%, 4/1/2017(e)	5,085	3,890
7.00%, 1/20/2020		500	574
Metalloinvest Finance Ltd					CCO Holdings LLC / CCO Holdings Capital
5.63%, 4/17/2020(e)		900	899		Corp
					5.75%, 9/1/2023(e)	2,400	2,490
6.50%, 7/21/2016(e)		550	581
Metinvest BV					Clear Channel Worldwide Holdings Inc
					6.50%, 11/15/2022(e)	2,000	2,145
8.75%, 2/14/2018(e)		1,200	1,224
OJSC Novolipetsk Steel via Steel Funding					7.63%, 3/15/2020	3,090	3,329
Ltd					7.63%, 3/15/2020	4,350	4,644
4.45%, 2/19/2018(e)		1,300	1,310		Crown Media Holdings Inc
Optima Specialty Steel					10.50%, 7/15/2019	3,000	3,397
16.00%, 12/30/2016(b),(d)		5,200	5,200		DCP LLC/DCP Corp
					10.75%, 8/15/2015(e)	7,960	8,458
Ryerson Inc / Joseph T Ryerson & Son Inc
9.00%, 10/15/2017(e)		5,820	6,344		DISH DBS Corp
					4.25%, 4/1/2018(e)	11,825	11,618
Samarco Mineracao SA					5.13%, 5/1/2020(e)	4,925	4,876
4.13%, 11/1/2022(e)		1,608	1,578
Severstal OAO Via Steel Capital SA					5.88%, 7/15/2022	2,482	2,532
5.90%, 10/17/2022(e)		500	496		Globo Comunicacao e Participacoes SA
					6.25%, 7/29/2049(h)	200	213
6.70%, 10/25/2017		323	348
Standard Steel LLC/Standard Steel Finance					Grupo Televisa SAB
Corp					6.00%, 5/15/2018	700	823
12.00%, 5/1/2015(e)		5,495	5,880		6.63%, 3/18/2025	575	749
Vale Overseas Ltd					NET Servicos de Comunicacao SA
4.63%, 9/15/2020		500	543		7.50%, 1/27/2020	500	562
5.63%, 9/15/2019		200	230		Sirius XM Radio Inc
					5.25%, 8/15/2022(e)	2,000	2,065
6.25%, 1/11/2016		250	282
			$52,705		Truven Health Analytics Inc
					10.63%, 6/1/2020(e)	5,460	6,280
Leisure Products & Services - 0.52%					Unitymedia Hessen GmbH & Co KG /
Carlson Wagonlit BV					Unitymedia NRW GmbH
6.88%, 6/15/2019(e)		600	636		5.50%, 1/15/2023(e)	8,935	9,248
7.50%, 6/15/2019(e)	EUR	1,600	2,297

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Media (continued)					Mortgage Backed Securities - 9.47%
Unitymedia KabelBW GmbH					Banc of America Commercial Mortgage Trust
9.63%, 12/1/2019(e)	EUR	2,000	$2,969		2007-2
Univision Communications Inc					5.81%, 4/10/2049(h)	$6,395	$7,400
6.88%, 5/15/2019(e)		$9,000	9,833		Banc of America Commercial Mortgage Trust
			$80,121		2007-3
					5.80%, 6/10/2049(h)	12,500	12,451
Metal Fabrication & Hardware - 0.17%					Banc of America Merrill Lynch Commercial
AM Castle & Co					Mortgage Inc
12.75%, 12/15/2016		1,965	2,324		4.99%, 7/10/2042	1,030	1,056
Shale-Inland Holdings LLC / Shale-Inland					5.36%, 11/10/2042(h)	3,044	3,034
Finance Corp					BB-UBS Trust
8.75%, 11/15/2019(e)		10,920	11,548
					2.89%, 6/5/2030(e),(h)	6,207	6,338
			$13,872		BCAP LLC Trust
Mining - 1.27%					6.07%, 2/13/2051(b),(e)	22,145	24,747
Aleris International Inc					CD 2006-CD2 Mortgage Trust
7.88%, 11/1/2020		6,000	6,495		5.53%, 1/15/2046(h)	5,194	5,691
ALROSA Finance SA					5.57%, 1/15/2046(h)	5,025	4,790
7.75%, 11/3/2020(e)		500	581		CD 2006-CD3 Mortgage Trust
Century Aluminum Co					5.69%, 10/15/2048(h)	6,500	6,204
8.00%, 5/15/2014		16,120	16,160		CD 2007-CD4 Commercial Mortgage Trust
Cia Minera Milpo SAA					5.40%, 12/11/2049	9,000	6,061
4.63%, 3/28/2023(e)		400	406		CD 2007-CD5 Mortgage Trust
Corp Nacional del Cobre de Chile					0.31%, 11/15/2044(e),(h)	53,144	168
3.00%, 7/17/2022(e)		3,553	3,572		CFCRE Commercial Mortgage Trust 2011-
3.88%, 11/3/2021		3,232	3,484		C1
4.25%, 7/17/2042(e)		3,805	3,698		5.41%, 4/15/2044(e),(h)	5,550	6,423
5.63%, 9/21/2035(e)		2,185	2,553		CFCRE Commercial Mortgage Trust 2011-
6.15%, 10/24/2036		5,862	7,306		C2
Eldorado Gold Corp					5.74%, 12/15/2047(e),(h)	4,000	4,200
6.13%, 12/15/2020(e)		6,250	6,375		Citigroup Commercial Mortgage Trust 2007-
FMG Resources August 2006 Pty Ltd					6
8.25%, 11/1/2019(e)		3,500	3,850		5.88%, 12/10/2049(h)	18,000	16,213
Gold Fields Orogen Holding BVI Ltd					Citigroup Commercial Mortgage Trust 2012-
4.88%, 10/7/2020(e)		1,640	1,578		GC8
4.88%, 10/7/2020		1,400	1,343		5.00%, 9/10/2045(e),(h)	1,875	1,587
Hecla Mining Co					COMM 2004-LNB3 Mortgage Trust
6.88%, 5/1/2021(e)		3,790	3,762		5.52%, 7/10/2037(h)	1,500	1,517
Horsehead Holding Corp					COMM 2012-CCRE1 Mortgage Trust
10.50%, 6/1/2017(e)		3,850	4,168		2.46%, 5/15/2045(e)	1,243	862
IAMGOLD Corp					5.55%, 5/15/2045(e),(h)	3,139	3,300
6.75%, 10/1/2020(e)		3,195	3,019		5.55%, 5/15/2045(h)	4,000	4,614
Kazatomprom Natsionalnaya Atomnaya					COMM 2012-LC4 Mortgage Trust
Kompaniya AO					2.69%, 12/10/2044(e),(h)	21,683	3,397
6.25%, 5/20/2015		550	587		COMM 2013-CCRE6 Mortgage Trust
KGHM International Ltd					1.71%, 3/10/2046(h)	90,269	8,109
7.75%, 6/15/2019(e)		6,950	7,280		3.10%, 3/10/2046(h)	11,000	11,455
Midwest Vanadium Pty Ltd					4.32%, 3/10/2046(e),(h)	6,400	6,044
11.50%, 2/15/2018(e)		9,180	5,967		COMM 2013-LC6 Mortgage Trust
Mirabela Nickel Ltd					4.43%, 1/10/2046(e),(h)	13,600	13,009
8.75%, 4/15/2018(e)		10,890	9,256		Commercial Mortgage Pass Through
Nord Gold NV					Certificates
6.38%, 5/7/2018(b),(e),(f)		800	800		3.57%, 12/10/2045(b),(e),(h)	13,146	13,368
Novelis Inc/GA					4.36%, 3/10/2046(e),(h)	2,500	2,354
8.75%, 12/15/2020		1,432	1,625		4.48%, 12/10/2045(e),(h)	3,000	3,053
Southern Copper Corp					Commercial Mortgage Pass-Through
6.75%, 4/16/2040		1,100	1,275		Certificates Series 2006-C1
Thompson Creek Metals Co Inc					5.58%, 2/15/2039(h)	4,755	5,189
12.50%, 5/1/2019		4,700	4,465		5.58%, 2/15/2039(h)	10,045	10,519
Vedanta Resources PLC					5.58%, 2/15/2039(h)	3,790	3,844
6.75%, 6/7/2016		500	523		5.58%, 2/15/2039(h)	5,200	4,622
Volcan Cia Minera SAA					Commercial Mortgage Pass-Through
5.38%, 2/2/2022(e)		1,000	1,080		Certificates Series 2006-C4
					5.54%, 9/15/2039(h)	14,489	12,472
			$101,208
					Commercial Mortgage Pass-Through
Miscellaneous Manufacturing - 0.04%					Certificates Series 2007-C1
GE Capital Trust I					5.42%, 2/15/2040	15,000	14,298
6.38%, 11/15/2067		3,299	3,509		5.46%, 2/15/2040	13,500	5,011

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's)	Value (000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Commercial Mortgage Pass-Through					JP Morgan Chase Commercial Mortgage
Certificates Series 2007-C5					Securities Trust 2006-LDP6
0.13%, 9/15/2040(e),(h)	$62,128	$420			5.69%, 4/15/2043(h)	$5,599	$5,029
Commercial Mortgage Trust 2007-GG11					JP Morgan Chase Commercial Mortgage
5.87%, 12/10/2049(h)	2,000	2,295			Securities Trust 2006-LDP7
Commercial Mortgage Trust 2007-GG9					6.06%, 4/15/2045(h)	10,000	10,355
5.48%, 3/10/2039	6,240	7,025			6.06%, 4/15/2045(h)	6,000	4,890
5.53%, 3/10/2039	4,000	1,222			JP Morgan Chase Commercial Mortgage
Credit Suisse First Boston Mortgage					Securities Trust 2006-LDP8
Securities Corp					5.48%, 5/15/2045	7,000	7,577
1.13%, 1/15/2037(e),(h)	41,754	238			5.52%, 5/15/2045(h)	8,628	8,435
4.82%, 10/15/2039	1,500	1,553			JP Morgan Chase Commercial Mortgage
4.96%, 1/15/2037(e)	2,500	2,558			Securities Trust 2006-LDP9
5.10%, 8/15/2038	7,324	7,933			5.34%, 5/15/2047	1,000	1,030
5.10%, 8/15/2038	1,500	1,579			JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040	5,443	5,867			Securities Trust 2007-C1
5.23%, 12/15/2040	6,250	6,022			6.14%, 2/15/2051(h)	9,655	10,882
CSMC Series 2009-RR1					JP Morgan Chase Commercial Mortgage
5.38%, 2/15/2040(e)	400	440			Securities Trust 2007-CIBC20
DBUBS 2011-LC1 Mortgage Trust					6.38%, 2/12/2051(e),(h)	5,755	5,571
0.32%, 11/10/2046(e),(h)	136,884	2,733			JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust					Securities Trust 2009-IWST
1.61%, 7/10/2044(e),(h)	18,666	1,250			5.63%, 12/5/2027(e)	4,750	5,731
Del Coronado Trust					JP Morgan Chase Commercial Mortgage
5.20%, 3/15/2018(b),(e),(h)	3,000	3,011			Securities Trust 2010-CNTR
FHLMC Multifamily Structured Pass					2.25%, 8/5/2032(e),(h)	12,549	1,346
Through Certificates					JP Morgan Chase Commercial Mortgage
1.39%, 11/25/2019(h)	60,000	4,488			Securities Trust 2011-C3
1.67%, 8/25/2020(h)	32,022	2,579			4.41%, 2/15/2046(e)	6,015	5,564
1.67%, 8/25/2040(h)	41,070	3,557			JP Morgan Chase Commercial Mortgage
1.76%, 4/25/2045(h)	35,322	3,017			Securities Trust 2012-C6
1.86%, 4/25/2017(h)	103,228	5,757			2.97%, 5/15/2045(e)	2,500	1,785
1.88%, 8/25/2016(h)	32,191	1,369			JPMorgan Chase Commercial Mortgage
1.97%, 11/25/2039(h)	28,598	2,579			Securities Corp Series 2005-LDP4
2.07%, 9/25/2039(h)	32,000	2,984			5.13%, 10/15/2042	7,500	6,675
2.17%, 10/25/2025(h)	47,224	4,557		LB	-UBS Commercial Mortgage Trust 2003-
2.29%, 12/25/2039(h)	15,514	2,358			C8
2.37%, 1/25/2041(h)	15,805	2,280			0.69%, 9/15/2037(e),(h)	28,411	45
2.57%, 9/25/2022(h)	5,000	5,153		LB	-UBS Commercial Mortgage Trust 2004-
2.61%, 7/25/2039(h)	89,000	9,997			C1
2.66%, 11/25/2041(h)	25,000	4,395			5.00%, 1/15/2036	1,000	949
2.66%, 12/25/2043(h)	18,309	2,953		LB	-UBS Commercial Mortgage Trust 2005-
2.88%, 1/25/2043(h)	8,000	1,417			C3
2.89%, 8/25/2039(h)	8,877	1,651			4.84%, 7/15/2040	5,500	5,846
3.33%, 2/25/2042(h)	21,495	4,512			4.95%, 7/15/2040(h)	5,000	4,987
3.61%, 6/25/2046(h)	4,400	1,008		LB	-UBS Commercial Mortgage Trust 2006-
4.60%, 11/25/2044	1,800	516			C6
GE Capital Commercial Mortgage Corp					5.47%, 9/15/2039(h)	8,500	8,502
4.87%, 6/10/2048(h)	3,742	3,775		LB	-UBS Commercial Mortgage Trust 2006-
GE Capital Commercial Mortgage Corp					C7
Series 2007-C1 Trust					5.41%, 11/15/2038	4,000	3,223
5.61%, 12/10/2049(h)	12,000	12,367		LB	-UBS Commercial Mortgage Trust 2007-
GS Mortgage Securities Trust 2006-GG6					C1
5.83%, 4/10/2038(h)	22,862	23,269			5.48%, 2/15/2040	24,520	24,685
GS Mortgage Securities Trust 2011-GC5				LB	-UBS Commercial Mortgage Trust 2007-
1.91%, 8/10/2044(e),(h)	31,740	2,668			C6
GS Mortgage Securities Trust 2012-GC6					6.11%, 7/15/2040	6,227	7,227
2.38%, 1/10/2045(e),(h)	36,895	5,044		LB	-UBS Commercial Mortgage Trust 2007-
JP Morgan Chase Commercial Mortgage					C7
Securities Corp Series 2005-CIBC12					6.48%, 9/15/2045(h)	10,500	10,136
4.99%, 9/12/2037	200	214			Merrill Lynch Mortgage Trust 2005-CKI1
JP Morgan Chase Commercial Mortgage					5.45%, 11/12/2037(h)	3,000	2,963
Securities Corp Series 2005-LDP5					Merrill Lynch Mortgage Trust 2005-LC1
5.49%, 12/15/2044(h)	3,565	3,887			5.55%, 1/12/2044(h)	2,300	2,533
JP Morgan Chase Commercial Mortgage					Merrill Lynch Mortgage Trust 2006-C2
Securities Trust 2006-CIBC17					5.78%, 8/12/2043	2,500	2,811
5.46%, 12/12/2043	4,000	4,231			5.80%, 8/12/2043(h)	15,000	14,775
5.49%, 12/12/2043	15,935	9,234

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
ML -CFC Commercial Mortgage Trust 2006-					Wachovia Commercial Mortgage Securities
3					Inc Commercial Mortgage Pass Through
5.48%, 7/12/2046(h)		$2,000	$1,901		Certificates Series 2003 C5
ML -CFC Commercial Mortgage Trust 2006-					1.62%, 6/15/2035(e),(h)		$8,129	$43
4					Wells Fargo Commercial Mortgage Trust
5.24%, 12/12/2049(h)		15,100	14,637		0.67%, 11/15/2043(e),(h)		13,678	543
ML -CFC Commercial Mortgage Trust 2007-								$753,875
5
5.42%, 8/12/2048		345	380		Municipals - 0.02%
ML -CFC Commercial Mortgage Trust 2007-					Bogota Distrito Capital
6					9.75%, 7/26/2028	COP	1,900,000	1,579
5.53%, 3/12/2051		13,850	14,827
ML -CFC Commercial Mortgage Trust 2007-					Office & Business Equipment - 0.08%
9					CDW LLC / CDW Finance Corp
0.63%, 9/12/2049(h)		19,103	177		8.00%, 12/15/2018(h)		$6,000	6,728
Morgan Stanley Bank of America Merrill
Lynch Trust
0.00%, 4/15/2023(a),(b),(e),(f),(h)		6,500	6,055		Oil & Gas - 3.37%
Morgan Stanley Bank of America Merrill					Afren PLC
					10.25%, 4/8/2019(e)		500	596
Lynch Trust 2012-C6
2.34%, 11/15/2045(e),(h)		38,161	4,812		Atlas Energy Holdings Operating Co LLC /
4.50%, 11/15/2045(e)		1,961	1,599		Atlas Resource Finance Corp
					7.75%, 1/15/2021(e)		1,725	1,690
Morgan Stanley Bank of America Merrill
Lynch Trust 2012-CKSI					Bill Barrett Corp
3.28%, 10/15/2022(e)		5,000	5,084		7.00%, 10/15/2022		14,700	15,802
Morgan Stanley Bank of America Merrill					7.63%, 10/1/2019		5,975	6,513
Lynch Trust 2013-C8					BreitBurn Energy Partners LP / BreitBurn
1.67%, 12/15/2048(h)		67,866	5,759		Finance Corp
4.31%, 12/15/2048(e),(h)		5,000	4,688		7.88%, 4/15/2022		19,771	21,748
Morgan Stanley Capital I Trust 2003-IQ6					Carrizo Oil & Gas Inc
5.28%, 12/15/2041(e),(h)		1,750	1,807		7.50%, 9/15/2020		1,975	2,143
Morgan Stanley Capital I Trust 2006-HQ10					Chesapeake Energy Corp
5.39%, 11/12/2041(h)		16,450	15,724		5.75%, 3/15/2023		3,900	4,232
Morgan Stanley Capital I Trust 2007-HQ12					CNPC General Capital Ltd
					1.95%, 4/16/2018(e)		359	360
5.76%, 4/12/2049(h)		556	567
Morgan Stanley Capital I Trust 2011-C3					CrownRock LP / CrownRock Finance Inc
					7.13%, 4/15/2021(e)		2,100	2,131
1.52%, 7/15/2049(e),(h)		44,316	2,462
RBSCF Trust 2009-RR1					EP Energy LLC / EP Energy Finance Inc
5.95%, 9/17/2039(e),(h)		150	158		9.38%, 5/1/2020		2,225	2,592
UBS Commercial Mortgage Trust 2012-C1					Gazprom Neft OAO Via GPN Capital SA
					4.38%, 9/19/2022(e)		500	501
2.54%, 5/10/2045(e),(h)		21,747	3,274
UBS-Barclays Commercial Mortgage Trust					Gazprom OAO Via Gaz Capital SA
					3.85%, 2/6/2020(e)		1,000	1,012
2.05%, 12/10/2045(e),(h)		65,070	8,394
					4.95%, 7/19/2022(e)		676	711
3.24%, 4/10/2046(b),(h)		5,000	5,150
					4.95%, 2/6/2028(e)		3,217	3,214
3.32%, 12/10/2045(e),(h)		5,600	5,781
4.36%, 4/10/2046(b),(e),(h)		5,500	4,980		9.25%, 4/23/2019		4,110	5,353
4.65%, 12/10/2045(e),(h)		2,500	1,963		GeoPark Latin America Ltd Agencia en
4.65%, 12/10/2045(e),(h)		2,900	2,794		Chile
					7.50%, 2/11/2020(e)		500	516
UBS-Barclays Commercial Mortgage Trust
2012	-C2				KazMunaiGaz Finance Sub BV
1.97%, 5/10/2063(e),(h)		34,452	3,587		6.38%, 4/9/2021		3,454	4,050
UBS-Barclays Commercial Mortgage Trust					7.00%, 5/5/2020		7,077	8,528
2012	-C3				9.13%, 7/2/2018		2,503	3,198
2.36%, 8/10/2049(e),(h)		34,799	4,903		11.75%, 1/23/2015		3,540	4,098
5.00%, 8/10/2049(e),(h)		6,109	4,953		KazMunayGas National Co JSC
					4.40%, 4/30/2023(e)		777	785
UBS-Barclays Commercial Mortgage Trust					5.75%, 4/30/2043(e)		1,780	1,809
2013	-C5				6.38%, 4/9/2021(e)		3,053	3,580
4.23%, 3/10/2046(e),(h)		4,000	3,739
					7.00%, 5/5/2020(e)		2,110	2,543
Wachovia Bank Commercial Mortgage Trust					9.13%, 7/2/2018(e)		1,685	2,153
Series 2006-C26
6.20%, 6/15/2045(h)		5,000	5,215		Legacy Reserves LP / Legacy Reserves
Wachovia Bank Commercial Mortgage Trust					Finance Corp
					8.00%, 12/1/2020(e)		6,750	6,986
Series 2006-C29
5.34%, 11/15/2048		3,348	3,804		Magnum Hunter Resources Corp
					9.75%, 5/15/2020(e)		2,735	2,817
5.37%, 11/15/2048		20,896	19,653		9.75%, 5/15/2020(e)		3,250	3,347
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30					Memorial Production Partners LP / Memorial
5.38%, 12/15/2043(h)		8,200	9,122		Production Finance Corp
					7.63%, 5/1/2021(e)		7,000	7,140
5.41%, 12/15/2043(h)		12,500	12,426

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Midstates Petroleum Co Inc / Midstates				State Oil Co of the Azerbaijan Republic
Petroleum Co LLC				5.45%, 2/9/2017	$1,818	$1,950
10.75%, 10/1/2020(e)	$4,500	$4,950		Stone Energy Corp
MIE Holdings Corp				8.63%, 2/1/2017	1,500	1,616
9.75%, 5/12/2016(e)	500	542		W&T Offshore Inc
Milagro Oil & Gas Inc				8.50%, 6/15/2019	6,110	6,660
10.50%, 5/15/2016	5,765	4,497		Zhaikmunai LP
National JSC Naftogaz of Ukraine				7.13%, 11/13/2019(e)	2,150	2,327
9.50%, 9/30/2014	800	830				$267,801
Novatek OAO via Novatek Finance Ltd
6.60%, 2/3/2021(e)	940	1,094		Oil & Gas Services - 0.61%
Odebrecht Drilling Norbe VIII/IX Ltd				American Petroleum Tankers Parent LLC /
6.35%, 6/30/2021	475	527		AP Tankers Co
OGX Austria GmbH				10.25%, 5/1/2015	2,000	2,051
8.50%, 6/1/2018(e)	650	408		Cie Generale de Geophysique - Veritas
Pacific Rubiales Energy Corp				6.50%, 6/1/2021	2,225	2,359
5.13%, 3/28/2023(e)	1,100	1,133		EDC Finance Ltd
				4.88%, 4/17/2021(e)	1,049	1,058
Pertamina Persero PT
5.25%, 5/23/2021	1,000	1,091		Exterran Holdings Inc
6.50%, 5/27/2041	320	362		7.25%, 12/1/2018	20,075	21,656
Petrobras International Finance Co - Pifco				Exterran Partners LP / EXLP Finance Corp
				6.00%, 4/1/2021(e)	1,975	2,015
5.38%, 1/27/2021	200	221
5.75%, 1/20/2020	200	226		FTS International Services LLC / FTS
6.88%, 1/20/2040	200	239		International Bonds Inc
				8.12%, 11/15/2018(e),(h)	1,249	1,336
7.88%, 3/15/2019	200	249
Petroleos de Venezuela SA				Petroleum Geo-Services ASA
				7.38%, 12/15/2018(e)	2,225	2,475
4.90%, 10/28/2014	33,095	31,903
5.00%, 10/28/2015	5,976	5,512		SESI LLC
5.25%, 4/12/2017	15,141	13,135		7.13%, 12/15/2021	12,340	14,037
8.50%, 11/2/2017	5,903	5,696		Stallion Oilfield Holdings Ltd
Petroleos Mexicanos				10.50%, 2/15/2015	1,110	1,171
5.50%, 1/21/2021	4,950	5,804				$48,158
6.50%, 6/2/2041	700	870		Packaging & Containers - 0.05%
Petroliam Nasional Bhd				Pretium Packaging LLC / Pretium Finance
7.63%, 10/15/2026	2,512	3,646		Inc
Petronas Capital Ltd				11.50%, 4/1/2016	3,350	3,635
7.88%, 5/22/2022	4,493	6,335
Plains Exploration & Production Co
7.63%, 6/1/2018	1,204	1,258		Pharmaceuticals - 0.30%
Precision Drilling Corp				BioScrip Inc
6.50%, 12/15/2021	2,400	2,598		10.25%, 10/1/2015	2,750	2,905
PTTEP Canada International Finance Ltd				CFR International SpA
				5.13%, 12/6/2022(e)	600	621
5.69%, 4/5/2021	421	493
QGOG Atlantic / Alaskan Rigs Ltd				Elan Finance PLC / Elan Finance Corp
5.25%, 7/30/2018(e)	412	429		6.25%, 10/15/2019(e)	3,850	4,546
QR Energy LP / QRE Finance Corp				Endo Health Solutions Inc
9.25%, 8/1/2020	2,000	2,155		7.00%, 7/15/2019	1,500	1,643
Reliance Holdings USA Inc				7.00%, 12/15/2020	1,850	2,030
4.50%, 10/19/2020	200	215		Grifols Inc
5.40%, 2/14/2022(e)	660	744		8.25%, 2/1/2018	3,000	3,293
Resolute Energy Corp				Hypermarcas SA
				6.50%, 4/20/2021(e)	750	807
8.50%, 5/1/2020	2,000	2,150
Rosetta Resources Inc				Valeant Pharmaceuticals International
				6.38%, 10/15/2020(e)	7,000	7,752
9.50%, 4/15/2018	5,000	5,537
Rosneft Oil Co via Rosneft International						$23,597
Finance Ltd				Pipelines - 0.86%
3.15%, 3/6/2017	1,259	1,272		Access Midstream Partners LP / ACMP
SandRidge Energy Inc				Finance Corp
7.50%, 3/15/2021	7,700	7,989		4.88%, 5/15/2023	10,400	10,739
8.13%, 10/15/2022	10,000	10,650		Atlas Pipeline Partners LP / Atlas Pipeline
Sibur Securities Ltd				Finance Corp
3.91%, 1/31/2018(e)	750	737		5.88%, 8/1/2023(e)	10,550	10,814
Sidewinder Drilling Inc				6.63%, 10/1/2020(e)	4,225	4,447
9.75%, 11/15/2019(e)	5,630	5,841		6.63%, 10/1/2020(e)	2,750	2,894
Sinopec Capital 2013 Ltd				Crestwood Midstream Partners LP /
3.13%, 4/24/2023(b),(e)	2,639	2,604
				Crestwood Midstream Finance Corp
Sinopec Group Overseas Development 2012				7.75%, 4/1/2019	15,185	15,868
Ltd				7.75%, 4/1/2019(e)	670	700
4.88%, 5/17/2042(e)	1,053	1,158

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Pipelines (continued)				Retail (continued)
Eagle Rock Energy Partners LP / Eagle Rock				Serta Simmons Holdings LLC
Energy Finance Corp				8.13%, 10/1/2020(e)		$2,250	$2,405
8.38%, 6/1/2019	$20,341	$21,917					$150,866
Transportadora de Gas Internacional SA
ESP				Semiconductors - 0.01%
5.70%, 3/20/2022(e)	1,055	1,163		STATS ChipPAC Ltd
				4.50%, 3/20/2018(e)		1,069	1,086
		$68,542

Real Estate - 0.33%
BR Malls International Finance Ltd				Software - 0.98%
8.50%, 1/29/2049(b),(e)	750	817		Aspect Software Inc
8.50%, 1/29/2049	300	326		10.63%, 5/15/2017		12,396	13,016
				Audatex North America Inc
BR Properties SA				6.75%, 6/15/2018(e)		2,000	2,152
9.00%, 10/29/2049(e)	500	540
				Emdeon Inc
China Overseas Finance Cayman II Ltd				11.00%, 12/31/2019		2,000	2,335
5.50%, 11/10/2020	300	343
China Overseas Finance Cayman V Ltd				Epicor Software Corp
				8.63%, 5/1/2019		7,075	7,712
3.95%, 11/15/2022	900	903		First Data Corp
Country Garden Holdings Co Ltd				6.75%, 11/1/2020(e)		17,825	19,118
7.50%, 1/10/2023(e)	275	287
				8.75%, PIK 10.00%, 1/15/2022(e),(g)		15,000	16,125
11.13%, 2/23/2018	500	574		Infor US Inc
Emaar Sukuk Ltd
6.40%, 7/18/2019	1,850	2,077		10.00%, 4/1/2019	EUR	5,375	7,928
				Nuance Communications Inc
General Shopping Finance Ltd				5.38%, 8/15/2020(e)		$3,907	4,063
10.00%, 11/29/2049(e)	374	376
				Southern Graphics Inc
Kaisa Group Holdings Ltd				8.38%, 10/15/2020(e)		5,275	5,644
8.88%, 3/19/2018(e)	1,000	1,065
Kennedy-Wilson Inc							$78,093
8.75%, 4/1/2019	12,525	13,762		Sovereign - 8.39%
8.75%, 4/1/2019(e)	4,065	4,466		Banco Nacional de Desenvolvimento
Longfor Properties Co Ltd				Economico e Social
6.75%, 1/29/2023	300	304		5.50%, 7/12/2020		1,080	1,242
		$25,840		6.50%, 6/10/2019		435	519
				Brazilian Government International Bond
REITS - 0.06%				4.88%, 1/22/2021		5,354	6,366
EPR Properties				7.13%, 1/20/2037		14,782	21,600
5.75%, 8/15/2022	4,100	4,565		8.25%, 1/20/2034		5,815	9,297
				8.75%, 2/4/2025		1,000	1,583
Retail - 1.90%				10.13%, 5/15/2027		2,671	4,765
AmeriGas Finance LLC/AmeriGas Finance				Chile Government International Bond
Corp				3.25%, 9/14/2021		1,262	1,359
7.00%, 5/20/2022	23,835	26,636		Colombia Government International Bond
AmeriGas Partners LP/AmeriGas Finance				6.13%, 1/18/2041		1,710	2,300
Corp				7.38%, 3/18/2019		3,058	3,972
6.25%, 8/20/2019	1,000	1,082		7.38%, 9/18/2037		7,084	10,750
Burlington Coat Factory Warehouse Corp				8.13%, 5/21/2024		2,392	3,528
10.00%, 2/15/2019	18,336	20,513		11.75%, 2/25/2020		5,683	9,079
Checkers Drive-In Restaurants Inc				10.38%, 1/28/2033		2,625	4,679
11.00%, 12/1/2017(e)	2,700	2,896		Costa Rica Government International Bond
CKE Inc				4.38%, 4/30/2025(e)		458	461
10.50%, PIK 11.25%, 3/14/2016(e),(g)	12,185	12,825		5.63%, 4/30/2043(e)		397	408
Claire's Stores Inc				Croatia Government International Bond
8.88%, 3/15/2019	250	268		5.50%, 4/4/2023(e)		4,970	5,279
9.00%, 3/15/2019(e)	17,230	19,750		6.25%, 4/27/2017(e)		678	746
CST Brands Inc				6.38%, 3/24/2021		2,957	3,341
5.00%, 5/1/2023(e),(f)	2,000	2,052		6.38%, 3/24/2021(e)		2,862	3,232
Dave & Buster's Entertainment Inc				6.63%, 7/14/2020		530	604
0.00%, 2/15/2016(a),(e)	3,000	2,314		6.75%, 11/5/2019		2,200	2,515
GRD Holdings III Corp				Dominican Republic International Bond
10.75%, 6/1/2019(e)	14,400	15,462		7.50%, 5/6/2021		4,555	5,173
Hillman Group Inc/The				9.04%, 1/23/2018		1,188	1,322
10.88%, 6/1/2018(e)	4,400	4,873		El Salvador Government International Bond
10.88%, 6/1/2018	8,670	9,602		7.38%, 12/1/2019		500	596
Landry's Inc				7.63%, 2/1/2041(e)		1,325	1,540
9.38%, 5/1/2020(e)	5,000	5,506		7.65%, 6/15/2035		3,812	4,399
Mastro's Restaurants LLC/RRG Finance				7.75%, 1/24/2023		1,000	1,215
Corp				8.25%, 4/10/2032		1,231	1,539
15.00%, 6/1/2017(e)	9,425	10,450		Export Credit Bank of Turkey
Rite Aid Corp				5.38%, 11/4/2016(e)		250	271
9.50%, 6/15/2017	13,685	14,232

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Sovereign (continued)					Sovereign (continued)
Financing of Infrastrucural Projects State					Philippine Government International Bond
Enterprise					(continued)
9.00%, 12/7/2017(e)		$1,431	$1,460		9.50%, 2/2/2030		$1,805	$3,089
Guatemala Government Bond					9.88%, 1/15/2019		1,319	1,865
4.88%, 2/13/2028(e)		1,823	1,850		10.63%, 3/16/2025		1,874	3,213
5.75%, 6/6/2022		1,802	2,029		Poland Government International Bond
Hungary Government International Bond					3.00%, 3/17/2023		5,206	5,197
4.13%, 2/19/2018		2,672	2,699		5.00%, 3/23/2022		3,288	3,839
4.38%, 7/4/2017	EUR	340	452		5.13%, 4/21/2021		5,020	5,899
5.38%, 2/21/2023		$730	753		5.25%, 1/20/2025	EUR	10,728	17,603
5.75%, 6/11/2018	EUR	460	646		6.38%, 7/15/2019		$5,723	7,094
6.00%, 1/11/2019		3,738	5,293		Qatar Government International Bond
6.25%, 1/29/2020		$4,089	4,544		5.25%, 1/20/2020(e)		4,961	5,879
6.38%, 3/29/2021		6,818	7,628		5.75%, 1/20/2042		3,594	4,564
Indonesia Government International Bond					6.40%, 1/20/2040		584	794
3.38%, 4/15/2023(e)		1,871	1,911		Republic of Iraq
4.88%, 5/5/2021		2,463	2,792		5.80%, 1/15/2028		6,698	6,112
5.25%, 1/17/2042(e)		2,000	2,260		Republic of Korea
5.25%, 1/17/2042		2,766	3,126		7.13%, 4/16/2019		2,300	2,977
5.88%, 3/13/2020(e)		2,000	2,375		Republic of Latvia
6.63%, 2/17/2037		655	860		5.25%, 2/22/2017(e)		2,000	2,240
6.63%, 2/17/2037(e)		505	663		Romanian Government International Bond
6.88%, 1/17/2018		2,420	2,919		4.38%, 8/22/2023(e)		1,750	1,811
7.75%, 1/17/2038		10,161	15,089		6.75%, 2/7/2022		4,284	5,251
8.50%, 10/12/2035		7,873	12,233		6.75%, 2/7/2022(e)		792	971
11.63%, 3/4/2019		1,325	1,964		Russian Federal Bond - OFZ
11.63%, 3/4/2019(e)		850	1,260		6.90%, 8/3/2016(h)	RUB	35,660	1,180
Lithuania Government International Bond					7.00%, 6/3/2015(h)		71,100	2,339
6.13%, 3/9/2021(e)		1,250	1,536		7.60%, 4/14/2021(h)		53,000	1,842
6.13%, 3/9/2021		12,450	15,298		Russian Foreign Bond - Eurobond
6.63%, 2/1/2022(e)		3,100	3,957		7.50%, 3/31/2030(h)		$31,000	38,998
6.63%, 2/1/2022		3,887	4,962		12.75%, 6/24/2028		3,428	6,719
7.38%, 2/11/2020		956	1,237		Slovakia Government International Bond
Malaysia Government Bond					4.38%, 5/21/2022(e)		3,952	4,333
3.17%, 7/15/2016	MYR	15,810	5,227		South Africa Government Bond
Mexican Bonos					8.00%, 12/21/2018	ZAR	41,710	5,138
6.25%, 6/16/2016(h)	MXN	51,850	4,544		South Africa Government International
6.50%, 6/10/2021(h)		12,067	1,133		Bond
6.50%, 6/9/2022(h)		15,900	1,505		4.67%, 1/17/2024		$7,680	8,582
8.00%, 12/17/2015(h)		31,357	2,837		5.50%, 3/9/2020		1,451	1,709
Mexican Udibonos					6.88%, 5/27/2019		5,379	6,710
2.00%, 6/9/2022		39,993	3,562		Svensk Exportkredit AB
2.50%, 12/10/2020		90,675	8,291		6.38%, 10/29/2049(b),(e)		5,000	4,975
5.00%, 6/16/2016		53,515	4,966		Turkey Government International Bond
Mexico Government International Bond					3.25%, 3/23/2023		9,592	9,460
3.63%, 3/15/2022		$700	763		4.88%, 4/16/2043		758	779
4.75%, 3/8/2044		2,290	2,530		5.13%, 3/25/2022		4,448	5,082
5.75%, 10/12/2110		22,576	26,403		5.63%, 3/30/2021		8,425	9,878
5.95%, 3/19/2019		1	1		6.00%, 1/14/2041		2,697	3,243
6.05%, 1/11/2040		12,430	16,314		6.25%, 9/26/2022		7,339	9,045
6.75%, 9/27/2034		4,182	5,844		6.75%, 4/3/2018		2,448	2,919
Morocco Government International Bond					6.88%, 3/17/2036		3,570	4,677
4.25%, 12/11/2022(e)		3,554	3,683		7.00%, 9/26/2016		1,392	1,613
Panama Government International Bond					7.00%, 3/11/2019		4,004	4,930
5.20%, 1/30/2020		1,734	2,060		7.25%, 3/5/2038		1,754	2,407
6.70%, 1/26/2036		2,504	3,487		7.38%, 2/5/2025		793	1,059
8.13%, 4/28/2034		9,109	12,867		7.50%, 7/14/2017		1,324	1,597
8.88%, 9/30/2027		1,225	1,962		7.50%, 11/7/2019		2,473	3,153
9.38%, 4/1/2029		7,095	12,006		8.00%, 2/14/2034		8,692	12,647
Peruvian Government International Bond					Ukraine Government International Bond
5.63%, 11/18/2050		5,220	6,594		6.25%, 6/17/2016		1,740	1,701
7.35%, 7/21/2025		1,063	1,544		6.88%, 9/23/2015(e)		6,632	6,625
8.75%, 11/21/2033		4,565	7,798		7.80%, 11/28/2022(e)		8,487	8,454
Philippine Government International Bond					Uruguay Government International Bond
4.00%, 1/15/2021		4,425	4,985		7.63%, 3/21/2036		1,162	1,758
5.50%, 3/30/2026		1,800	2,266		7.88%, 1/15/2033		1,894	2,865
6.38%, 1/15/2032		289	391		8.00%, 11/18/2022		2,994	4,321
6.38%, 10/23/2034		1,822	2,539		Venezuela Government International Bond
7.75%, 1/14/2031		5,540	8,401		6.00%, 12/9/2020		4,556	3,804

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value (000	's)		BONDS (continued)	Amount (000's)		Value (000	's)

Sovereign (continued)						Telecommunications (continued)
Venezuela Government International Bond						VimpelCom Holdings BV
(continued)						5.20%, 2/13/2019(e)		$1,040	$1,061
7.00%, 12/1/2018		$1,482	$1,374			Wind Acquisition Finance SA
9.25%, 9/15/2027		2,803	2,748			11.75%, 7/15/2017(e)	EUR	5,000	7,046
13.63%, 8/15/2018		1,906	2,187			11.75%, 7/15/2017(e)		$337	361
12.75%, 8/23/2022		12,814	14,588						$83,726
11.95%, 8/5/2031		6,913	7,641
Vnesheconombank Via VEB Finance PLC						Textiles - 0.10%
5.38%, 2/13/2017(e)		1,000	1,088			Empire Today LLC / Empire Today Finance
6.80%, 11/22/2025		1,375	1,653			Corp
						11.38%, 2/1/2017(e)		7,650	7,870
6.90%, 7/9/2020(e)		1,158	1,373
Wakala Global Sukuk Bhd
4.65%, 7/6/2021		1,828	2,074			Transportation - 0.69%
			$667,645			BNSF Funding Trust I
						6.61%, 12/15/2055(h)		4,610	5,265
Telecommunications - 1.05%						CEVA Group PLC
America Movil SAB de CV						8.38%, 12/1/2017(e)		9,600	9,576
2.38%, 9/8/2016		168	175			11.63%, 10/1/2016(e)		6,710	6,936
3.13%, 7/16/2022		300	305			11.50%, 4/1/2018(e)		550	358
6.13%, 3/30/2040		200	250			COSCO Finance 2011 Ltd
6.38%, 3/1/2035		745	941			4.00%, 12/3/2022		1,000	1,005
Avaya Inc
7.00%, 4/1/2019(e)		1,860	1,790			Geo Debt Finance S.C.A
						7.50%, 8/1/2018(e)	EUR	3,000	4,168
9.75%, 11/1/2015		5,100	5,100			Marquette Transportation Co / Marquette
10.13%, 11/1/2015		7,585	7,585
Bharti Airtel International Netherlands BV						Transportation Finance Corp
5.13%, 3/11/2023(e)		1,135	1,166			10.88%, 1/15/2017		$10,170	10,984
						Quality Distribution LLC/QD Capital Corp

Brasil Telecom SA						9.88%, 11/1/2018		11,500	12,765
5.75%, 2/10/2022 (e)		500	527			Russian Railways via RZD Capital PLC
CenturyLink Inc						5.74%, 4/3/2017		845	934
5.80%, 3/15/2022		5,000	5,293			Transnet SOC Ltd

Clearwire Communications LLC/Clearwire						4.00%, 7/26/2022 (e)		3,049	3,029
Finance Inc
12.00%, 12/1/2015(e)		3,125	3,344						$55,020
Colombia Telecomunicaciones SA ESP						TOTAL BONDS			$4,468,646
5.38%, 9/27/2022(e)		1,000	1,003				Principal
CommScope Inc						CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value (000	's)
8.25%, 1/15/2019(e)		10,475	11,444			Agriculture - 0.00%
Digicel Group Ltd						Vector Group Ltd
8.25%, 9/30/2020(e)		700	749			3.88%, 6/15/2026(h)		63	68
10.50%, 4/15/2018		900	997
Digicel Ltd						TOTAL CONVERTIBLE BONDS			$68
8.25%, 9/1/2017(e)		1,360	1,431
						CREDIT LINKED STRUCTURED	Principal
Frontier Communications Corp					NOTES	- 0.55%	Amount (000's)		Value (000	's)
7.13%, 1/15/2023		1,000	1,035
Indosat Palapa Co BV					Media	- 0.00%
7.38%, 7/29/2020		200	225			Cablevision SA - Deutsche Bank
Level 3 Financing Inc						AG/London
7.00%, 6/1/2020(e)		1,775	1,877			9.38%, 2/13/2018(b),(e)		300	217
8.63%, 7/15/2020		3,000	3,390
10.00%, 2/1/2018		2,000	2,202			Sovereign - 0.55%
Lynx I Corp						Nota Do Tesouro Nacional - Barclays Bank
5.38%, 4/15/2021(e)		3,315	3,539
6.00%, 4/15/2021(e)	GBP	2,900	4,752			PLC
						10.00%, 6/6/2013	BRL	5,150	2,657
PCCW -HKT Capital No 4 Ltd						10.00%, 6/10/2013		880	454
4.25%, 2/24/2016		$1,000	1,066			10.00%, 5/28/2013		16,600	8,565
TBG Global Pte Ltd						10.00%, 5/29/2013		17,410	8,894
4.63%, 4/3/2018(e)		604	611
						Nota Do Tesouro Nacional - JP Morgan
Telefonica Chile SA						Chase
3.88%, 10/12/2022(e)		828	816
						10.00%, 5/23/2013		9,880	5,047
Telemar Norte Leste SA						Republic of Iraq - Merrill Lynch
(e)
5.50%, 10/23/2020		400	420			2.52%, 1/7/2028(b),(d),(h)	JPY	680,390	4,711
UPCB Finance V Ltd						Titulos De Tesoreria B - Citigroup Inc
(e)
7.25%, 11/15/2021		3,500	3,903			11.00%, 7/27/2020(e)	COP 12,000,000		8,986
ViaSat Inc						11.00%, 7/27/2020(e)		2,500,000	1,872
6.88%, 6/15/2020		6,375	6,949			11.00%, 7/27/2020		3,000,000	2,246
Vimpel Communications Via VIP Finance									$43,432
Ireland Ltd OJSC						TOTAL CREDIT LINKED STRUCTURED NOTES			$43,649
7.75%, 2/2/2021		500	572
9.13%, 4/30/2018(e)		1,500	1,801

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
- 8.13%	Amount (000's)	Value (000	's)	(continued)	Amount (000's)	Value (000	's)

Advertising - 0.13%				Commercial Services (continued)
Advantage Sales & Marketing LLC, Term				Washington Inventory Service, Term Loan
Loan				10.25%, 6/18/2019(h)	$6,800	$6,970
8.25%, 6/12/2018(h)	$1,329	$1,332		Wyle Services Corp, Term Loan B
Van Wagner Communications Inc, Term				5.00%, 3/26/2017(h)	2,199	2,209
Loan B						$66,069
8.25%, 8/1/2018(h)	8,540	8,675
		$10,007		Computers - 0.29%
				Expert Global Solutions Inc, Term Loan B
Airlines - 0.06%				8.50%, 4/2/2018(h)	12,569	12,705
Global Aviation Holdings Inc, Term Loan				8.50%, 4/2/2018(h)	6,729	6,802
3.00%, 2/13/2018(h)	1,551	419		Oberthur Technologies Holding SAS, Term
10.00%, 7/13/2017(h)	4,879	4,732		Loan B
		$5,151		0.00%, 11/30/2018(h),(i)	3,500	3,513
				SRA International Inc, Term Loan B
Automobile Parts & Equipment - 0.04%				6.50%, 7/20/2018(h)	410	410
Affinia Group Intermediate Holdings Inc,						$23,430
Term Loan B2
0.00%, 4/11/2020(h),(i)	2,800	2,831		Distribution & Wholesale - 0.01%
				American Builders & Contractors Supply Co
				Inc, Term Loan B
Building Materials - 0.09%				0.00%, 4/5/2020(h),(i)	1,100	1,109
Air Distribution Technologies Inc, Term
Loan
9.25%, 5/1/2020(h)	2,549	2,612		Diversified Financial Services - 0.15%
Panolam Industries International Inc, Term				Connolly LLC, Term Loan
Loan				10.50%, 7/25/2019(h)	2,290	2,347
7.25%, 8/22/2017(d),(h)	4,410	4,388		Nuveen Investments Inc, Term Loan
		$7,000		8.25%, 2/23/2019(h)	6,500	6,557
				Nuveen Investments Inc, Term Loan B
Chemicals - 0.15%				5.20%, 5/13/2017(h)	1,000	1,011
Univar Inc, Term Loan B				Ocwen Loan Servicing LLC, Term Loan
5.00%, 6/30/2017(h)	12,294	12,353
				5.00%, 2/15/2018(h)	1,700	1,727
						$11,642
Closed End Funds - 0.11%
Associated Partners Inc, Delay-Draw Term				Electric - 0.17%
Loan				Astoria Generating Co Acquisitions LLC,
8.70%, 12/24/2015(b),(h)	8,500	8,500		Term Loan
				8.50%, 10/26/2017(h)	6,000	6,225
				Dynegy Inc, Term Loan B1
Commercial Services - 0.83%				0.00%, 4/16/2020(h),(i)	1,077	1,076
Catalent Pharma Solutions Inc, Term Loan				Dynegy Inc, Term Loan B2
0.00%, 12/31/2017(h),(i)	1,700	1,717		0.00%, 4/16/2020(h),(i)	1,723	1,722
0.00%, 12/31/2017(h),(i)	2,000	2,020		Equipower Resources Holdings LLC, Term
Ceridian Corp, Term Loan B-EXT				Loan B
5.95%, 5/9/2017(h)	5,288	5,378		5.50%, 12/29/2018(h)	4,161	4,210
CHG Buyer Corp, Term Loan						$13,233
0.00%, 11/13/2020(h),(i)	4,200	4,298
Emergency Medical Services Corp, Term				Entertainment - 0.23%
Loan B				Intrawest ULC, Term Loan
				7.00%, 12/3/2017(h)	14,763	14,997
0.00%, 5/25/2018(h),(i)	7,280	7,367
Laureate Education Inc, Term Loan B				WMG Acquisition Corp, Term Loan B
				0.00%, 10/25/2018(h),(i)	3,080	3,119
5.25%, 6/15/2018(h)	4,421	4,447
Live Nation Entertainment Inc, Term Loan						$18,116
B				Environmental Control - 0.03%
0.00%, 11/7/2016(h),(i)	700	710		EnergySolutions LLC, Term Loan B
Merrill Communications LLC, Term Loan				0.00%, 8/15/2016(h),(i)	2,421	2,442
7.25%, 3/8/2018(h)	2,350	2,374
NANA Development Corp, Term Loan B
8.00%, 3/13/2018(h)	1,500	1,496		Food - 0.63%
Peak 10 Inc, Term Loan B				AdvancePierre Foods Inc, Term Loan
7.25%, 10/22/2018(h)	17,706	17,927		9.50%, 10/2/2017(h)	22,500	23,034
Pharmaceutical Research Associates Inc,				Hostess Brands Inc, Term Loan
Term Loan				6.75%, 3/12/2020(h)	600	614
6.50%, 12/10/2017(h)	798	810		6.75%, 3/12/2020(h)	3,850	3,937
10.50%, 6/10/2019(h)	3,250	3,299		Milk Specialties Co, Term Loan B
				7.00%, 11/7/2018(h)	14,963	15,187
Sutherland Global Services Inc, Term Loan
7.25%, 3/6/2019(h)	1,378	1,374		Sprouts Farmers Market LLC, Term Loan
7.25%, 3/6/2019(h)	622	621		0.00%, 4/12/2020(h),(i)	4,550	4,561
Total Safety US Inc, Term Loan				US Foods Inc, Term Loan
9.25%, 9/11/2020(h)	2,993	3,052		5.75%, 3/31/2017(h)	2,450	2,479
						$49,812

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Forest Products & Paper - 0.02%			Internet (continued)
Ranpak Corp, Term Loan			Go Daddy Operating Co LLC, Term Loan B
0.00%, 4/20/2017(h),(i)	$1,225	$1,253	4.25%, 12/16/2018(h)	$3,970	$3,991
			Petroleum Place Inc/The, Term Loan
			10.00%, 11/15/2019(h)	4,000	4,000
Healthcare - Products - 0.49%			SumTotal Systems Inc, Term Loan
Biomet Inc, Term Loan B-EXT			6.25%, 11/13/2019(h)	3,990	4,030
0.00%, 7/25/2017(h),(i)	14,638	14,820
Merge Healthcare Inc, Term Loan					$29,289
6.00%, 4/19/2019(h)	2,400	2,406	Leisure Products & Services - 0.37%
WP Prism Inc, PIK Term Loan			Equinox Holdings Inc, Term Loan
0.00%, PIK 6.00%, 5/31/2018(g),(h),(i)	4,000	4,025	8.70%, 5/16/2020(h)	12,500	12,813
6.25%, PIK 6.00%, 5/31/2018(g),(h)	18,000	18,113	Sabre Inc, Term Loan B
		$39,364	5.25%, 2/15/2019(h)	5,351	5,429
			Travelport LLC, Delay-Draw Term Loan DD-
Healthcare - Services - 1.15%			EXT
American Renal Holdings Co Inc, Delay-			5.53%, 8/21/2015(h)	6,618	6,602
Draw Term Loan DD
8.50%, 2/14/2020(h)	2,500	2,521	Travelport LLC, PIK Term Loan B-EXT
			13.80%, PIK 13.81%, 12/1/2016(g),(h)	1,433	430
Apria Healthcare Group Inc, Term Loan
0.00%, 4/1/2020(h),(i)	5,350	5,348	Travelport LLC, Term Loan 1
			9.50%, 1/31/2016(h)	3,232	3,313
6.75%, 4/1/2020(h)	6,700	6,698
			Travelport LLC, Term Loan A-EXT
HCA Inc, Term Loan B3			6.30%, 8/23/2015(b),(h)	433	152
0.00%, 5/1/2018(h),(i)	12,010	12,008
			Travelport LLC, Term Loan B-EXT
Healogics Inc, Term Loan			5.53%, 8/21/2015(h)	836	834
9.25%, 2/10/2020(h)	2,200	2,268
			Travelport LLC, Term Loan S
Heartland Dental Care Inc, Term Loan			5.53%, 8/21/2015(h)	264	263
0.00%, 12/20/2018(h),(i)	2,310	2,342
6.25%, 12/20/2018(h)	2,993	3,034			$29,836
9.75%, 6/20/2019(h)	6,800	7,021	Leisure Time - 0.00%
INC Research LLC, Term Loan			Playpower Inc, Term Loan
6.00%, 7/12/2018(h)	1,486	1,499	7.50%, 6/30/2015(h)	249	224
LHP Hospital Group Inc, Term Loan
9.00%, 6/29/2018(h)	2,233	2,281
National Mentor Holdings Inc, Term Loan			Lodging - 0.33%
B1			Caesars Entertainment Operating Co Inc,
6.50%, 2/9/2017(h)	15,670	15,885	Term Loan B4
			9.50%, 10/31/2016(h)	484	490
One Call Medical Inc, Term Loan B
5.50%, 8/22/2019(h)	11,691	11,772	Centaur Acquisition LLC, Term Loan
			0.00%, 2/19/2019(h),(i)	1,000	1,015
RegionalCare Hospital Partners Inc, Term
Loan B			MGM Resorts International, Term Loan B
			0.00%, 12/13/2019(h),(i)	16,390	16,619
7.00%, 11/4/2018(h)	4,090	4,151
Sheridan Holdings Inc, Term Loan			ROC Finance LLC, Delay-Draw Term Loan
9.00%, 6/29/2019(h)	1,700	1,728	DD
			8.50%, 8/18/2017(h)	5,435	5,585
Steward Health Care System LLC, Term
Loan			ROC Finance LLC, Term Loan
			0.00%, 3/27/2019(h),(i)	2,410	2,431
6.75%, 4/10/2020(h)	4,075	4,100
			8.50%, 8/19/2017(h)	212	218
Surgery Center Holdings Inc, Term Loan
0.00%, 4/10/2019(h),(i)	2,700	2,713			$26,358
0.00%, 4/10/2020(h),(i)	5,825	5,825	Machinery - Construction & Mining - 0.02%
		$91,194	Varel International Energy Funding Corp,
Holding Companies - Diversified - 0.01%			Term Loan
			9.25%, 7/14/2017(h)	1,265	1,294
Twin River Management Group Inc, Term
Loan
0.00%, 9/22/2018(h),(i)	1,000	1,011	Machinery - Diversified - 0.05%
			CPM Holdings Inc, Term Loan
			10.25%, 2/16/2018(h)	2,500	2,513
Insurance - 0.08%
AmWINS Group Inc, Term Loan			Intelligrated Inc, Term Loan
			10.50%, 1/19/2019(h)	1,400	1,435
5.00%, 2/20/2020(h)	3,491	3,527
Lone Star Intermediate Super Holdings LLC,					$3,948
Term Loan			Media - 0.04%
11.00%, 8/16/2019(h)	3,000	3,219	Cengage Learning Acquisitions Inc, Term
		$6,746	Loan
			7.50%, 7/3/2014(h)	1,795	1,402
Internet - 0.37%
Blue Coat Systems, Term Loan			CKX Inc, Term Loan B
			9.00%, 6/21/2017(h)	1,711	1,500
5.75%, 2/15/2018(h)	3,970	4,002
Endurance International Group Inc/The, Term					$2,902
Loan
6.25%, 5/8/2020(h)	5,237	5,276
10.25%, 5/8/2020(h)	7,950	7,990

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.11%			Software - 0.55%
Doncasters Group Ltd, Term Loan			Attachmate Corp, Term Loan
9.50%, 10/28/2020(h)	$800	$801	7.25%, 11/24/2017(h)	$4,163	$4,210
Transtar Industries Inc, Term Loan			11.00%, 10/31/2018(h)	7,860	7,962
9.75%, 10/2/2019(h)	4,500	4,635	Deltek Inc, Term Loan
Wastequip Inc, Term Loan			5.00%, 10/4/2018(h)	1,995	2,016
8.25%, 1/5/2018(h)	3,264	3,284	10.00%, 10/4/2019(h)	1,000	1,019
		$8,720	EZE Castle Software Inc, Term Loan
			8.75%, 3/14/2021(h)	2,000	2,036
Mining - 0.06%			EZE Castle Software Inc, Term Loan B
Constellium Holdco BV, Term Loan B			5.00%, 3/14/2020(h)	2,000	2,029
6.25%, 3/6/2020(h)	4,500	4,613
			First Data Corp, Term Loan C1
			4.20%, 3/23/2018(h)	3,660	3,646
Miscellaneous Manufacturing - 0.11%			Hyland Software Inc, Term Loan B
Arctic Glacier USA Inc, Term Loan			5.50%, 10/24/2019(h)	1,397	1,405
8.50%, 12/31/2018(h)	1,654	1,668	Misys Ltd, Term Loan
Utex Industries Inc, Term Loan			12.00%, 12/6/2019(h)	10,000	11,300
0.00%, 4/10/2020(h),(i)	1,720	1,741	MModal Inc, Term Loan B
0.00%, 4/10/2021(h),(i)	2,025	2,058	6.75%, 8/15/2019(h)	4,150	4,054
0.00%, 4/10/2021(h),(i)	3,400	3,455	Sophos Public Ltd, Term Loan B
		$8,922	6.50%, 5/4/2019(h)	2,821	2,850
			STG-Fairway Acquisitions Inc, Term Loan
Oil & Gas - 0.00%			B
Rice Drilling B LLC, Term Loan			6.25%, 2/13/2019(h)	1,250	1,253
8.50%, 10/11/2018(h)	500	504
					$43,780

			Telecommunications - 0.47%
Oil & Gas Services - 0.03%			Alcatel-Lucent USA Inc, Term Loan B
Panda Temple Power II LLC, Term Loan B			6.25%, 7/31/2016(h)	2,000	2,029
7.25%, 4/3/2019(h)	850	867
			Alcatel-Lucent USA Inc, Term Loan C
Pinnacle Holdco Sarl, Term Loan			7.25%, 1/29/2019(h)	3,491	3,577
10.25%, 7/24/2020(h)	1,500	1,523
			Avaya Inc, Term Loan B3
		$2,390	4.79%, 10/26/2017(h)	4,907	4,568
Packaging & Containers - 0.16%			Avaya Inc, Term Loan B5
Berlin Packaging LLC, Term Loan			8.00%, 3/31/2018(h)	2,842	2,841
4.75%, 3/28/2020(h)	1,920	1,940	Cleveland Unlimited Inc, Term Loan
8.75%, 3/28/2020(h)	1,420	1,445	14.79%, 6/25/2016(b),(d),(h)	30	31
FPC Holdings Inc, Term Loan			Cleveland Unlimited Inc, Term Loan A
9.25%, 5/15/2020(h)	9,400	9,283	10.00%, 1/25/2016(b),(h)	11	11
		$12,668	Cleveland Unlimited Inc, Term Loan B
			14.79%, 7/25/2016(b),(h)	10	10
Pipelines - 0.04%			Cleveland Unlimited Inc, Term Loan C
Crestwood Holdings LLC, Term Loan B			14.77%, 6/25/2016(b),(h)	5	5
9.75%, 3/20/2018(h)	3,007	3,090	GOGO LLC, Term Loan
			11.25%, 6/21/2017(d),(h)	4,582	4,502
REITS - 0.04%			IPC Systems Inc, Term Loan C
			7.75%, 7/31/2017(h)	1,489	1,485
iStar Financial Inc, Term Loan
4.50%, 10/11/2017(h)	2,907	2,938	LTS Buyer LLC, Term Loan
			0.00%, 4/1/2020(h),(i)	3,000	3,030
			0.00%, 4/1/2020(h),(i)	1,930	1,949
Retail - 0.41%			0.00%, 3/28/2021(h),(i)	2,275	2,318
Blue Buffalo Co Ltd, Term Loan B			0.00%, 3/28/2021(h),(i)	660	672
4.75%, 8/7/2019(h)	998	1,011	Telx Group Inc/The, Term Loan B
Grocery Outlet Inc, Term Loan			6.25%, 9/22/2017(h)	2,464	2,484
10.50%, 5/26/2019(h)	8,550	8,807	West Corp, Term Loan B8
Grocery Outlet Inc, Term Loan B			0.00%, 6/30/2018(h),(i)	7,800	7,921
7.00%, 11/26/2018(h)	4,638	4,685			$37,433
Guitar Center Inc, Term Loan B-NONEXT
5.54%, 4/9/2017(h)	12,380	12,310	Transportation - 0.27%
HMK Intermediate Holdings LLC, Term			Air Medical Group Holdings Inc, Term Loan
Loan B			B1
7.25%, 3/22/2018(h)	4,208	4,250	6.50%, 6/30/2018(h)	1,496	1,529
Restaurant Holding Co LLC, Term Loan			American Petroleum Tankers Parent LLC,
9.00%, 2/15/2017(h)	467	471	Term Loan B
Targus Group International Inc, Term Loan			5.25%, 9/28/2019(h)	2,500	2,519
B			Commercial Barge Line Co, Term Loan
11.00%, 5/24/2016(h)	1,417	1,424	10.75%, 3/20/2020(h)	4,000	3,945
		$32,958	Commercial Barge Line Co, Term Loan B
			7.50%, 9/20/2019(h)	5,000	5,031
			Sirva Worldwide Inc, Term Loan
			7.50%, 3/22/2019(h)	7,100	7,011

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2013 (unaudited)

Portfolio Summary (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			Country	Percent
(continued)	Amount (000's)	Value (000	's)	United States	67.37%
				United Kingdom	3 .37%
Transportation (continued)				Canada	2 .50%
US Shipping Corp, Term Loan B				France	1 .55%
0.00%, 4/11/2018(h),(i)	$1,500	$1,508		Brazil	1 .43%
		$21,543		Luxembourg	1 .34%
				Bermuda	1 .16%
Trucking & Leasing - 0.03%				Japan	1 .14%
AWAS Finance Luxembourg SA, Term				Mexico	1 .13%
Loan				Venezuela	1 .12%
4.00%, 6/10/2016(h)	2,508	2,528
				Australia	1 .11%
				Netherlands	1 .03%
TOTAL SENIOR FLOATING RATE INTERESTS		$647,201		Turkey	0 .95%
	Maturity			Jersey, Channel Islands	0 .88%
REPURCHASE AGREEMENTS - 1.27%	Amount (000's)	Value (000	's)	Indonesia	0 .66%
Banks - 1.27%				Colombia	0 .66%
Investment in Joint Trading Account; Credit	$11,932	$11,932		Russian Federation	0 .63%
Suisse Repurchase Agreement; 0.14%				Germany	0 .62%
dated 4/30/2013 maturing 5/1/2013				Hong Kong	0 .53%
(collateralized by US Government				Poland	0 .50%
Securities; $12,171,065; 4.50% - 4.63%;				Ireland	0 .46%
dated 02/15/36 - 02/15/40)				Cayman Islands	0 .42%
Investment in Joint Trading Account;	42,957	42,957		Panama	0 .40%
Deutsche Bank Repurchase Agreement;				Philippines	0 .35%
0.15% dated 4/30/2013 maturing 5/1/2013				South Africa	0 .34%
(collateralized by US Government				Lithuania	0 .34%
Securities; $43,815,829; 0.00% - 7.25%;				Chile	0 .32%
dated 07/12/13 - 12/27/32)				Malaysia	0 .31%
Investment in Joint Trading Account; JP	25,058	25,058		Hungary	0 .29%
Morgan Repurchase Agreement; 0.14%				Singapore	0 .28%
dated 4/30/2013 maturing 5/1/2013				China	0 .26%
(collateralized by US Government				Peru	0 .25%
Securities; $25,559,234; 0.00% - 8.88%;				Virgin Islands, British	0 .25%
dated 06/15/15 - 04/15/30)				Ukraine	0 .24%
Investment in Joint Trading Account; Merrill	21,478	21,479		Spain	0 .24%
Lynch Repurchase Agreement; 0.14%				Italy	0 .22%
dated 4/30/2013 maturing 5/1/2013				Taiwan, Province Of China	0 .21%
(collateralized by US Government				Sweden	0 .20%
Security; $21,907,915; 0.63%; dated				Croatia	0 .20%
08/31/17)				Kazakhstan	0 .15%
		$101,426		Norway	0 .15%
TOTAL REPURCHASE AGREEMENTS		$101,426		Qatar	0 .14%
Total Investments		$7,724,490		Iraq	0 .14%
Other Assets in Excess of Liabilities, Net - 2.95%		$234,743		Switzerland	0 .14%
				El Salvador	0 .13%
TOTAL NET ASSETS - 100.00%		$7,959,233		Uruguay	0 .11%
				Romania	0 .10%
(a) Non-Income Producing Security				Korea, Republic Of	0 .08%
(b)		Fair value of these investments is determined in good faith by the		Dominican Republic	0 .08%
Manager under procedures established and periodically reviewed by the				New Zealand	0 .07%
Board of Directors. At the end of the period, the fair value of these				Guernsey	0 .06%
securities totaled $143,016 or 1.80% of net assets.				Austria	0 .05%
(c)		Security or a portion of the security was pledged to cover margin		Finland	0 .05%
requirements for options contracts. At the end of the period, the value of				Slovakia	0 .05%
these securities totaled $225,352 or 2.83% of net assets.				Guatemala	0 .05%
(d) Security is Illiquid				Morocco	0 .05%
(e)		Security exempt from registration under Rule 144A of the Securities Act of		Denmark	0 .03%
1933. These securities may be resold in transactions exempt from				Isle of Man	0 .03%
registration, normally to qualified institutional buyers. Unless otherwise				Latvia	0 .03%
indicated, these securities are not considered illiquid. At the end of the				Cyprus	0 .02%
period, the value of these securities totaled $1,799,573 or 22.61% of net				India	0 .02%
assets.				Thailand	0 .02%
(f)	Security purchased on a when-issued basis.			Azerbaijan	0 .02%
(g)		Payment in kind; the issuer has the option of paying additional securities		Costa Rica	0 .02%
in lieu of cash.				Argentina	0 .00%
(h)	Variable Rate. Rate shown is in effect at April 30, 2013.			Other Assets in Excess of Liabilities, Net	2 .95%
(i)		This Senior Floating Rate Note will settle after April 30, 2013, at which		TOTAL NET ASSETS	100.00%
time the interest rate will be determined.

See accompanying notes

			Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase									Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept In Exchange For				Fair Value	Appreciation/(Depreciation)
Colombian Peso	JP Morgan Chase		5/20/2013	7,427,330,000			$4,033	$4,068	$35
Euro	Bank of New York Mellon		5/28/2013		2,250,000		2,940	2,963	23
Euro	JP Morgan Chase		5/15/2013		6,878,711		8,939	9,059	120
Mexican Peso	JP Morgan Chase		5/6/2013		57,783,170		4,503	4,758	255
Nigerian Naira	JP Morgan Chase		7/17/2013	793,827,490			4,937	4,947	10
Total									$443

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver In Exchange For				Fair Value	Appreciation/(Depreciation)
British Pound Sterling	Bank of New York Mellon		5/3/2013		2,300,000		$3,636	$3,573	$63
British Pound Sterling	JP Morgan Chase		5/15/2013		1,590,228		2,430	2,470	(40)
Colombian Peso	JP Morgan Chase		5/6/2013	18,190,418,000			9,981	9,966	15
Euro	Bank of New York Mellon		5/24/2013		1,750,000		2,278	2,305	(27)
Euro	Bank of New York Mellon		5/28/2013		2,250,000		2,876	2,963	(87)
Euro	Bank of New York Mellon		6/14/2013		29,425,000	38,516		38,758	(242)
Euro	Bank of New York Mellon		7/1/2013		6,000,000		7,854	7,904	(50)
Euro	JP Morgan Chase		5/15/2013		25,988,500	33,443		34,227	(784)
Japanese Yen	JP Morgan Chase		5/15/2013	466,967,000			5,008	4,791	217
Mexican Peso	JP Morgan Chase		5/6/2013		57,783,170		4,489	4,757	(268)
Total									$(1,203)

Amounts in thousands except contracts

Options

					Upfront Premiums				Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - DIA		$147.00	5/20/2013	8,200		$(1,459)		$(1,699)	$(240)
Call - DIA		$145.00	5/20/2013	20,692		(5,702)		(7,324)	(1,622)
Call - IYR		$72.00	5/20/2013	4,000		(292)		(694)	(402)
Call - IYR		$71.00	5/20/2013	9,200		(1,157)		(2,416)	(1,259)
Call - MDY		$210.00	5/20/2013	2,500		(564)		(842)	(278)
Call - MDY		$205.00	5/20/2013	4,100		(1,037)		(2,901)	(1,864)
Call - SPY		$155.00	5/20/2013	7,600		(1,799)		(3,923)	(2,124)
Call - SPY		$156.00	5/20/2013	14,954		(3,757)		(6,408)	(2,651)
Call - SPY		$158.00	5/20/2013	9,400		(2,236)		(2,519)	(283)
Call - XLE		$78.00	5/20/2013	2,919		(324)		(373)	(49)
Call - XLF		$18.00	5/20/2013	10,000		(515)		(758)	(243)
Call - XLF		$18.00	5/20/2013	14,138		(443)		(1,070)	(627)
Call - XLI		$41.00	5/20/2013	17,000		(662)		(1,380)	(718)
Call - XLK		$30.00	5/20/2013	26,192		(1,493)		(2,214)	(721)
Call - XLU		$41.00	5/20/2013	21,045		(787)		(1,499)	(712)
Call - XLY		$53.00	5/20/2013	6,500		(639)		(1,201)	(562)
Total						$(22,866)		$(37,221)	$(14,355)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Global Real Estate Securities Fund April 30, 2013 (unaudited)

COMMON STOCKS - 98.11%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Holding Companies - Diversified - 1.68%				REITS (continued)
Wharf Holdings Ltd	2,583,880	$23,079		Northern Property Real Estate Investment	270,325		$8,664
				Trust
				Orix JREIT Inc	7,733		10,468
Lodging - 1.25%				Pebblebrook Hotel Trust	352,600		9,577
City Developments Ltd	1,869,000	17,135		Pennsylvania Real Estate Investment Trust	335,900		6,963
				Prologis Inc	963,885		40,435
Real Estate - 25.88%				Public Storage	159,688		26,348
Atrium European Real Estate Ltd (a)	1,444,149	8,637		Ramco-Gershenson Properties Trust	154,999		2,708
CapitaLand Ltd	5,792,000	17,664		Retail Properties of America Inc	338,915		5,189
Citycon OYJ	2,378,794	7,720		Saul Centers Inc	180,383		8,081
Country Garden Holdings Co Ltd	19,777,000	11,205		Senior Housing Properties Trust	629,723		17,903
Fabege AB	1,318,047	14,274		Simon Property Group Inc	476,618		84,871
Greentown China Holdings Ltd	4,483,000	8,718		SL Green Realty Corp	256,746		23,287
Hang Lung Group Ltd	1,670,000	9,859		Starhill Global REIT	8,718,000		6,826
Henderson Land Development Co Ltd	2,325,623	16,876		Strategic Hotels & Resorts Inc (b)	847,778		6,842
Hongkong Land Holdings Ltd	3,257,753	23,720		Sunstone Hotel Investors Inc (b)	614,000		7,620
Hufvudstaden AB	687,873	9,004		Suntec Real Estate Investment Trust	7,178,300		11,350
Hyprop Investments Ltd	1,005,298	8,880		Taubman Centers Inc	131,900		11,279
Jones Lang LaSalle Inc	70,400	6,971		Unibail-Rodamco SE	89,853		23,489
LEG Immobilien AG (b)	133,598	7,354		Vastned Retail NV	189,516		8,466
Mitsubishi Estate Co Ltd	1,771,077	57,686		Ventas Inc	145,246		11,566
Mitsui Fudosan Co Ltd	1,290,793	43,930		Vornado Realty Trust	313,758		27,473
Nomura Real Estate Holdings Inc	414,600	11,146		Wereldhave NV	167,859		12,208
Shimao Property Holdings Ltd	6,635,000	14,319		Westfield Group	3,598,143		43,524
Sino Land Co Ltd	7,374,000	12,152		Workspace Group PLC	1,911,033		11,139
Sumitomo Realty & Development Co Ltd	409,000	19,330					$951,225
Sun Hung Kai Properties Ltd	1,624,687	23,493		TOTAL COMMON STOCKS			$1,346,654
Swire Properties Ltd	3,174,200	11,349		Total Investments			$1,346,654
Unite Group PLC	2,019,431	10,928		Other Assets in Excess of Liabilities, Net - 1.89%			$25,955
		$355,215		TOTAL NET ASSETS - 100.00%			$1,372,609
REITS - 69.30%
AIMS AMP Capital Industrial REIT	2,401,000	3,550		(a) Security is Illiquid
Apartment Investment & Management Co	485,390	15,100		(b) Non-Income Producing Security
Astro Japan Property Group (a)	2,547,553	10,314
Australand Property Group	2,755,613	10,711
AvalonBay Communities Inc	63,812	8,490
Boardwalk Real Estate Investment Trust	201,240	13,158		Portfolio Summary (unaudited)
Boston Properties Inc	293,244	32,090		Country			Percent
Camden Property Trust	216,439	15,657		United States			45.78%
Campus Crest Communities Inc	416,119	5,684		Japan			12.71%
Canadian Real Estate Investment Trust	333,825	15,796		Hong Kong			10.45%
Colonial Properties Trust	384,294	8,919		Australia			7 .14%
Corrections Corp of America	322,500	11,674		United Kingdom			5 .78%
CubeSmart	882,200	15,500		Singapore			4 .13%
DDR Corp	825,400	15,138		Canada			3 .38%
Duke Realty Corp	730,000	12,877		France			1 .71%
Dundee Real Estate Investment Trust	240,400	8,831		Sweden			1 .70%
DuPont Fabros Technology Inc	169,341	4,257		Netherlands			1 .51%
EPR Properties	331,919	18,767		China			1 .45%
Equity One Inc	308,585	7,866		South Africa			0 .65%
Equity Residential	262,186	15,222		Jersey, Channel Islands			0 .63%
Essex Property Trust Inc	63,200	9,926		Finland			0 .56%
Extra Space Storage Inc	382,800	16,682		Germany			0 .53%
Federal Realty Investment Trust	163,100	19,084		Other Assets in Excess of Liabilities, Net			1 .89%
Federation Centres Ltd	7,024,710	18,936		TOTAL NET ASSETS			100.00%
First Industrial Realty Trust Inc	949,371	17,032
General Growth Properties Inc	1,308,734	29,734
Great Portland Estates PLC	2,693,985	22,286
Hammerson PLC	2,040,586	16,489
HCP Inc	74,432	3,967
Health Care REIT Inc	212,362	15,921
Host Hotels & Resorts Inc	1,406,452	25,696
Japan Hotel REIT Investment Corp	17,052	7,204
Kenedix Realty Investment Corp	910	4,269
Land Securities Group PLC	1,360,338	18,480
Link REIT/The	1,534,500	8,699
Medical Properties Trust Inc	364,300	5,862
Mirvac Group	7,891,992	14,492
Nippon Building Fund Inc	1,429	20,589

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2013 (unaudited)

		Principal					Principal
BONDS - 31.77%		Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's)	Value (000	's)

Home Equity Asset Backed Securities - 0.28%						Mortgage Backed Securities (continued)
Option One Mortgage Loan Trust 2006-1						Freddie Mac REMICS (continued)
Asset -Backed Certificates Series 2006-1						4.50%, 5/15/2037(a)	$8,395	$9,154
0.39%, 1/25/2036(a)		$5,542	$5,445			4.50%, 5/15/2040	5,000	5,753
						4.50%, 5/15/2040	11,000	12,341
						6.50%, 8/15/2027	180	207
Mortgage Backed Securities - 29.89%						GE Capital Commercial Mortgage Corp
Banc of America Commercial Mortgage Trust						5.47%, 11/10/2045(a)	5,000	5,481
2007-4
6.00%, 2/10/2051(a)		4,375	5,051			Ginnie Mae
						0.74%, 5/16/2053(a)	69,689	5,473
BCAP LLC Trust						0.85%, 2/16/2053(a)	87,334	6,761
3.87%, 11/26/2037(a),(b)		8,085	7,997
						0.87%, 2/16/2053(a)	54,109	4,386
Bear Stearns ALT-A Trust 2004-12						0.92%, 2/16/2053(a)	101,225	8,973
0.90%, 1/25/2035(a)		4,436	4,352
						0.93%, 4/16/2053(a)	41,046	2,196
Bear Stearns Asset Backed Securities I Trust						0.95%, 11/16/2052(a)	69,563	6,043
2005	-AC6					0.98%, 9/16/2053(a)	65,770	5,406
5.25%, 9/25/2020(a)		13,865	14,014
						0.99%, 6/15/2054(a)	34,930	2,606
BNPP Mortgage Securities LLC 2009-1 Trust						1.01%, 2/16/2053(a)	69,389	5,981
6.00%, 8/27/2037(b),(c)		6,757	7,016
						1.06%, 6/16/2052(a)	57,261	4,425
CD 2006-CD2 Mortgage Trust						1.06%, 4/16/2053(a)	39,471	3,536
5.53%, 1/15/2046(a)		7,700	8,436
						1.23%, 10/16/2053(a)	23,819	1,958
CHL Mortgage Pass-Through Trust 2004-9						1.29%, 12/16/2053(a)	20,793	1,723
5.25%, 6/25/2034		2,164	2,242			1.39%, 9/16/2053(a)	47,938	3,636
Citigroup Mortgage Loan Trust 2009-4						1.50%, 8/16/2053(a)	38,202	2,948
0.56%, 5/25/2037(a),(b)		4,646	4,007
						1.58%, 9/16/2054(a)	10,000	10,164
Citigroup Mortgage Loan Trust 2009-5						1.60%, 4/16/2053(a)	38,560	3,157
6.95%, 10/25/2036(b)		1,910	2,023
Citigroup Mortgage Loan Trust 2010-7						3.00%, 5/16/2037	14,000	14,736

6.13%, 7/25/2036 (b)		7,500	7,434			3.00%, 9/16/2039	4,829	5,037
Citigroup Mortgage Loan Trust 2010-8						3.50%, 3/20/2036	9,494	10,216

4.00%, 11/25/2036 (b)		8,118	8,415			3.50%, 7/16/2045	6,850	7,413
						4.00%, 9/16/2026(a)	23,173	2,554
4.50%, 12/25/2036(b)		7,873	8,314
5.75%, 2/25/2036(b)		2,055	1,908			4.00%, 2/20/2034	7,235	7,941
						4.00%, 4/20/2038(a)	19,148	2,453
Citigroup Mortgage Loan Trust 2010-9
4.25%, 1/25/2036(b)		5,951	6,160			4.00%, 11/16/2038	2,823	3,020
						4.00%, 3/20/2039(a)	24,636	2,479
Credit Suisse First Boston Mortgage Securities						4.50%, 4/20/2036(a)	18,200	2,212
Corp						4.50%, 1/20/2038(a)	9,821	945
6.00%, 12/25/2033		4,038	4,263			5.00%, 11/20/2039	7,500	8,665
CSMC Trust 2013-IVR1
3.00%, 3/25/2043(a),(b)		7,300	7,322			Jefferies Resecuritization Trust 2009-R2
						2.88%, 12/26/2037(a),(b)	11,300	11,343
Fannie Mae Interest Strip
7.00%, 4/1/2024(a)		121	20			JP Morgan Chase Commercial Mortgage
						Securities Corp Series 2005-LDP3
Fannie Mae REMICS						5.17%, 8/15/2042(a)	5,951	6,394
0.82%, 4/25/2027(a)		28	29
2.00%, 12/25/2042		5,614	4,858			JP Morgan Chase Commercial Mortgage
						Securities Trust 2006-LDP9
3.50%, 1/25/2029		6,891	7,376			5.37%, 5/15/2047	9,400	10,350
3.50%, 7/25/2029		8,498	9,056
3.50%, 2/25/2041(a)		18,102	3,706			JP Morgan Chase Commercial Mortgage
						Securities Trust 2011-C5
4.00%, 6/25/2039		10,000	10,910			4.17%, 8/15/2046	8,600	9,730
4.50%, 5/25/2040		11,442	12,602
5.00%, 8/25/2037(a)		2,416	2,670			JP Morgan Chase Commercial Mortgage
						Securities Trust 2013-C10
5.00%, 12/25/2039		4,536	5,155			3.37%, 12/15/2047(a)	5,300	5,483
6.50%, 2/25/2047		671	742
7.00%, 4/25/2032		2,833	3,330		LB	-UBS Commercial Mortgage Trust 2005-
						C7
9.00%, 5/25/2020		30	35			5.32%, 11/15/2040	4,300	4,647
First Horizon Alternative Mortgage Securities
Trust 2004-AA3					LB	-UBS Commercial Mortgage Trust 2006-
2.31%, 9/25/2034(a)		6,900	6,731			C6
Freddie Mac REMICS						5.45%, 9/15/2039	10,000	10,951
1.15%, 2/15/2021(a)		16	17			LF Rothschild Mortgage Trust III
2.50%, 11/15/2032		9,486	9,839			9.95%, 9/1/2017	9	10

2.50%, 10/15/2036(a)		7,474	7,785			MASTR Adjustable Rate Mortgages Trust
						2004-13
2.50%, 2/15/2039		9,527	9,860			2.63%, 11/21/2034(a)	15,723	16,285
3.00%, 2/15/2040		2,653	2,752			Merrill Lynch Mortgage Investors Trust Series
3.50%, 5/15/2032		6,873	7,292			2005-A8

3.50%, 6/15/2040		4,825	5,033			5.25%, 8/25/2036(a)	5,262	5,455
4.00%, 6/15/2028(a)		12,071	587
4.00%, 2/15/2035(a)		22,331	1,705			Morgan Stanley Capital I Trust 2004-TOP13
						4.79%, 9/13/2045(a)	2,500	2,563
4.00%, 1/15/2039(a)		13,667	1,680
						Morgan Stanley Capital I Trust 2005-HQ6
4.00%, 5/15/2039		4,825	5,238			5.07%, 8/13/2042(a)	13,660	14,322
4.50%, 3/15/2032(a)		18,863	3,448

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

		Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)		Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
					Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)					(continued)
Morgan Stanley Capital I Trust 2006-HQ9					4.00%, 8/1/2026	$7,115	$7,556
5.79%, 7/12/2044		$2,000	$2,244		4.00%, 8/1/2039	6,625	7,077
Morgan Stanley Capital I Trust 2007-HQ11
5.48%, 2/12/2044(a)		5,655	6,480		4.00%, 10/1/2039	5,884	6,285
Morgan Stanley Capital I Trust 2007-IQ15					4.00%, 12/1/2040	10,832	11,884

6.09%, 6/11/2049 (a)		10,000	11,654		4.00%, 10/1/2041	8,324	9,066
Morgan Stanley Mortgage Loan Trust 2006-					4.00%, 12/1/2041	9,082	10,092
					4.50%, 8/1/2033	1,282	1,377

8AR 2.41%, 6/25/2036(a)		4,555	4,494		4.50%, 11/1/2039	5,691	6,095
Morgan Stanley Re-REMIC Trust 2010-R1					4.50%, 12/1/2039	8,601	9,211
2.97%, 7/26/2035(a),(b)		9,700	8,809		4.50%, 2/1/2041	8,968	9,628
3.00%, 7/26/2035(a),(b)		8,700	8,549		4.50%, 3/1/2041	7,315	7,983
Morgan Stanley Re-REMIC Trust 2010-R4					5.00%, 10/1/2025	236	256
5.50%, 8/26/2047(b)		7,932	8,239		5.00%, 12/1/2032	193	208
Sequoia Mortgage Trust 2013-1					5.00%, 2/1/2033	1,967	2,126

1.86%, 2/25/2043 (a)		5,338	5,278		5.00%, 8/1/2033	2,561	2,824
Sequoia Mortgage Trust 2013-2					5.00%, 8/1/2033	2,396	2,610
1.87%, 2/25/2043(a)		4,824	4,770		5.00%, 1/1/2034	1,772	1,915
Springleaf Mortgage Loan Trust					5.00%, 5/1/2034	333	360
2.31%, 6/25/2058(a),(b)		5,600	5,611		5.00%, 5/1/2035	381	410
Springleaf Mortgage Loan Trust 2012-1					5.00%, 7/1/2035	189	208

2.67%, 9/25/2057 (b)		2,917	2,948		5.00%, 7/1/2035	12	13
Springleaf Mortgage Loan Trust 2012-2					5.00%, 10/1/2035	34	38
2.22%, 10/25/2057(b),(c)		7,312	7,376		5.00%, 11/1/2035	1,566	1,727
Springleaf Mortgage Loan Trust 2012-3					5.00%, 10/1/2038	5,136	5,466

2.66%, 12/25/2059 (a),(b)		7,000	7,104		5.00%, 6/1/2039	7,621	8,292
					5.00%, 9/1/2039	10,264	11,288
Structured Asset Securities Corp Mortgage					5.00%, 1/1/2040	10,082	11,092
Pass -Through Ctfs Ser 2004-20
5.50%, 11/25/2034		5,793	5,955		5.00%, 6/1/2041	7,550	8,237
					5.50%, 4/1/2018	141	151
			$588,433		5.50%, 11/1/2018	2,024	2,190
Other Asset Backed Securities - 1.60%					5.50%, 1/1/2029	10	11
Ameriquest Mortgage Securities Inc Asset-					5.50%, 3/1/2029	4	5
Backed Pass-Through Ctfs Ser 2005-R7					5.50%, 5/1/2033	43	47
0.68%, 9/25/2035(a)		9,500	8,727		5.50%, 10/1/2033	48	52
Asset-Backed Pass-Through Certificates Series					5.50%, 12/1/2033	1,188	1,293
2005	-R4				5.50%, 12/1/2033	3,477	3,785
0.63%, 7/25/2035(a)		14,844	13,301		5.50%, 9/1/2035	4,932	5,356
Merrill Lynch Mortgage Investors Trust Series					5.50%, 10/1/2035	7,799	8,574
2004-WM	C5				5.50%, 7/1/2037	127	137
1.22%, 7/25/2035(a)		6,000	5,625		5.50%, 12/1/2037	6,684	7,336
TAL Advantage V LLC					5.50%, 4/1/2038	92	101
2.83%, 2/22/2038(a),(b)		3,933	3,946		5.50%, 5/1/2038	2,073	2,238
			$31,599		5.50%, 5/1/2038	247	267
TOTAL BONDS			$625,477		5.50%, 8/1/2038	5,319	5,745
U.S. GOVERNMENT & GOVERNMENT		Principal			6.00%, 4/1/2017	252	272
AGENCY OBLIGATIONS - 66.74%		Amount (000's)	Value (000	's)	6.00%, 4/1/2017	296	315
Federal Home Loan Mortgage Corporation (FHLMC) -					6.00%, 5/1/2017	318	338
21.17%					6.00%, 7/1/2017	18	20
2.00%, 1/1/2028		$11,315	$11,588		6.00%, 1/1/2021	130	142
2.29%, 3/1/2036(a)		253	256		6.00%, 6/1/2028	22	25
2.50%, 8/1/2027		3,550	3,713		6.00%, 5/1/2031	226	252
2.50%, 9/1/2027		10,249	10,721		6.00%, 10/1/2031	10	11
2.98%, 10/1/2032(a)		2	2		6.00%, 2/1/2032	27	30
3.00%, 1/1/2027		9,538	10,172		6.00%, 9/1/2032	509	567
3.00%, 2/1/2027		4,607	4,901		6.00%, 11/1/2033	1,589	1,769
3.00%, 2/1/2027		10,614	11,290		6.00%, 11/1/2033	1,270	1,398
3.00%, 4/1/2042		8,438	8,800		6.00%, 5/1/2034	4,561	5,032
3.00%, 10/1/2042		5,098	5,317		6.00%, 5/1/2034	3,037	3,280
3.00%, 10/1/2042		12,624	13,184		6.00%, 9/1/2034	253	279
3.00%, 10/1/2042		10,733	11,233		6.00%, 1/1/2035	5,039	5,461
3.50%, 11/1/2026		7,248	7,735		6.00%, 2/1/2035	210	232
3.50%, 2/1/2032		10,637	11,436		6.00%, 2/1/2035	3,326	3,670
					6.00%, 10/1/2036(a)	237	261
3.50%, 4/1/2032		8,809	9,470
3.50%, 12/1/2041		5,108	5,503		6.00%, 3/1/2037	515	569
3.50%, 2/1/2042		3,744	3,984		6.00%, 4/1/2037	1,654	1,838
3.50%, 4/1/2042		14,487	15,416		6.00%, 5/1/2037	466	524
					6.00%, 1/1/2038(a)	169	186
3.50%, 4/1/2042		1,565	1,665
3.50%, 7/1/2042		16,279	17,424		6.00%, 1/1/2038	1,075	1,195
3.50%, 9/1/2042		11,309	12,034		6.00%, 3/1/2038	87	94

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal Home Loan Mortgage Corporation (FHLMC)				Federal National Mortgage Association (FNMA) (continued)
(continued)				3.00%, 12/1/2021	$7,146	$7,571
6.00%, 4/1/2038	$443	$485
6.00%, 7/1/2038	1,285	1,405		3.00%, 4/1/2027	9,009	9,594
				3.00%, 6/1/2042	9,822	10,284
6.00%, 10/1/2038	738	807		3.00%, 8/1/2042	12,702	13,299
6.00%, 9/1/2039	11,180	12,570
6.50%, 11/1/2016	176	187		3.00%, 10/1/2042	10,017	10,509
				3.00%, 12/1/2042	10,159	10,652
6.50%, 6/1/2017	50	53		3.00%, 2/1/2043	9,555	10,014
6.50%, 12/1/2021	630	701
6.50%, 4/1/2022	603	671		3.50%, 12/1/2026	6,836	7,266
				3.50%, 1/1/2041	6,911	7,371
6.50%, 5/1/2022	251	277		3.50%, 2/1/2042	11,469	12,390
6.50%, 8/1/2022	115	129
6.50%, 5/1/2023	113	121		3.50%, 3/1/2042	6,165	6,574
				3.50%, 6/1/2042	6,328	6,776
6.50%, 7/1/2023	3	3		3.50%, 7/1/2042	9,626	10,356
6.50%, 1/1/2024	19	22
6.50%, 7/1/2025	3	3		3.50%, 7/1/2042	5,183	5,545
6.50%, 7/1/2025	3	3		3.50%, 9/1/2042	15,880	17,084
				3.50%, 9/1/2042	7,816	8,336
6.50%, 9/1/2025	1	2		3.50%, 11/1/2042	9,859	10,607
6.50%, 9/1/2025	2	3
6.50%, 10/1/2025	6	7		4.00%, 5/1/2025	5,888	6,295
				4.00%, 8/1/2039	9,410	10,076
6.50%, 10/1/2025	10	12		4.00%, 9/1/2040	6,747	7,408
6.50%, 4/1/2027	2	2
6.50%, 3/1/2029	7	8		4.00%, 10/1/2040	6,536	6,998
				4.00%, 1/1/2041	9,606	10,285
6.50%, 3/1/2029	119	140		4.00%, 1/1/2041	11,409	12,375
6.50%, 4/1/2029	1,643	1,922
6.50%, 4/1/2031	410	467		4.00%, 4/1/2041	7,827	8,490
				4.00%, 4/1/2041	6,982	7,476
6.50%, 6/1/2031	1	2		4.00%, 11/1/2041	10,363	11,101
6.50%, 10/1/2031	177	205
6.50%, 1/1/2032	1,613	1,828		4.00%, 12/1/2041	8,814	9,441
				4.00%, 4/1/2042	11,700	12,578
6.50%, 2/1/2032	30	35		4.50%, 12/1/2019	147	158
6.50%, 4/1/2032	25	29
6.50%, 8/1/2032	95	107		4.50%, 1/1/2020	528	567
				4.50%, 9/1/2025	6,849	7,462
6.50%, 8/1/2032	35	40		4.50%, 7/1/2039	8,534	9,436
6.50%, 4/1/2035	27	31
6.50%, 2/1/2037	113	131		4.50%, 7/1/2039	4,136	4,573
				4.50%, 9/1/2039	4,863	5,377
6.50%, 9/1/2038	5,504	6,183		4.50%, 9/1/2040	8,299	8,961
7.00%, 7/1/2024	7	8
7.00%, 1/1/2028	859	994		4.50%, 12/1/2040	8,012	8,791
				4.50%, 3/1/2041	8,519	9,360
7.00%, 6/1/2029	308	366		4.50%, 5/1/2041	11,287	12,385
7.00%, 1/1/2031	4	4
7.00%, 3/1/2031	70	82		5.00%, 1/1/2018	95	102
				5.00%, 11/1/2018	581	627
7.00%, 4/1/2031	174	207		5.00%, 4/1/2019	131	141
7.00%, 6/1/2031	26	30		5.00%, 1/1/2026	322	352
7.00%, 10/1/2031	183	216
7.00%, 4/1/2032	474	556		5.00%, 8/1/2033	6,000	6,538
				5.00%, 4/1/2035	460	517
7.00%, 1/1/2037	1,015	1,171		5.00%, 5/1/2035	342	371
7.50%, 12/1/2030	4	4
7.50%, 2/1/2031	4	5		5.00%, 7/1/2035	126	137
				5.00%, 7/1/2035	1,042	1,132
7.50%, 2/1/2031	54	63		5.00%, 8/1/2035	172	187
8.00%, 8/1/2030	1	2
8.00%, 12/1/2030	40	45		5.00%, 5/1/2038	529	575
				5.00%, 12/1/2039	3,951	4,347
8.50%, 4/1/2019	4	4		5.00%, 1/1/2040	6,147	6,763
8.50%, 7/1/2029	195	233
9.00%, 9/1/2016	1	2		5.00%, 4/1/2040	8,629	9,534
				5.00%, 4/1/2040	2,232	2,482
9.00%, 5/1/2021	1	2		5.00%, 5/1/2040	9,192	10,131
9.00%, 9/1/2021	1	1		5.00%, 6/1/2040	3,622	4,002

9.00%, 1/1/2022	1	2		5.04%, 12/1/2033(a)	245	263
		$416,804		5.50%, 9/1/2017	12	12
Federal National Mortgage Association (FNMA) - 29.17%				5.50%, 9/1/2017	101	108
2.00%, 10/1/2027	6,893	7,084		5.50%, 12/1/2017	719	769
2.00%, 10/1/2027	5,204	5,345		5.50%, 3/1/2018	105	113
2.00%, 10/1/2027	11,358	11,666		5.50%, 6/1/2019	21	23
2.00%, 2/1/2028	8,829	9,059		5.50%, 6/1/2019	29	31
2.00%, 3/1/2028	11,870	12,199		5.50%, 7/1/2019	59	64
2.47%, 3/1/2028(a)	17	17		5.50%, 7/1/2019	23	25
2.50%, 5/1/2027	10,305	10,786		5.50%, 7/1/2019	35	39
2.50%, 6/1/2027	16,427	17,208		5.50%, 7/1/2019	110	119
2.50%, 6/1/2027	12,076	12,655		5.50%, 7/1/2019	6	7
2.50%, 10/1/2027	5,251	5,511		5.50%, 8/1/2019	123	134
2.76%, 11/1/2033(a)	12	12		5.50%, 8/1/2019	23	25

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 9/1/2019	$131	$143		6.50%, 7/1/2037	$74	$83
5.50%, 6/1/2026	275	300		6.50%, 7/1/2037	85	95
5.50%, 5/1/2033	240	263		6.50%, 8/1/2037	195	220
5.50%, 7/1/2033	1,966	2,207		6.50%, 8/1/2037	2,021	2,265
5.50%, 9/1/2033	1,164	1,307		6.50%, 10/1/2037	8,073	9,104
5.50%, 2/1/2034	6,628	7,153		6.50%, 1/1/2038	32	37
5.50%, 9/1/2034	1,150	1,265		6.50%, 2/1/2038	77	86
5.50%, 2/1/2035	4,972	5,506		6.50%, 5/1/2038	28	33
5.50%, 9/1/2035	783	877		6.50%, 2/1/2039	3,168	3,539
5.50%, 2/1/2037	28	31		7.00%, 5/1/2022	37	42
5.50%, 6/1/2037	714	790		7.00%, 8/1/2028	151	179
5.50%, 12/1/2037	3,469	3,882		7.00%, 12/1/2028	130	147
5.50%, 3/1/2038	1,319	1,460		7.00%, 4/1/2029	73	87
5.50%, 3/1/2038	836	938		7.00%, 7/1/2029	137	160
5.50%, 7/1/2038	3,635	4,018		7.00%, 11/1/2031	744	867
5.50%, 6/1/2040	5,817	6,398		7.00%, 7/1/2032	207	236
6.00%, 12/1/2016	317	335		7.50%, 12/1/2024	174	198
6.00%, 1/1/2017	11	12		7.50%, 7/1/2029	40	40
6.00%, 4/1/2017	43	46		7.50%, 2/1/2030	102	117
6.00%, 8/1/2017	734	787		7.50%, 1/1/2031	4	5
6.00%, 8/1/2018	374	400		7.50%, 5/1/2031	7	7
6.00%, 12/1/2022	48	52		7.50%, 8/1/2032	36	45
6.00%, 3/1/2029	135	151		8.00%, 5/1/2022	3	3
6.00%, 8/1/2031	803	898		8.00%, 1/1/2025	1	2
6.00%, 12/1/2031	5	6		8.00%, 1/1/2025	1	2
6.00%, 12/1/2031	23	26		8.50%, 2/1/2023	3	3
6.00%, 1/1/2032	760	848		8.50%, 9/1/2025	3	3
6.00%, 11/1/2032	26	29		9.00%, 9/1/2030	46	55
6.00%, 4/1/2033	399	446				$574,402
6.00%, 2/1/2034	520	584		Government National Mortgage Association (GNMA) -
6.00%, 3/1/2034	1,337	1,501		11.43%
6.00%, 9/1/2034	2,599	2,817		3.00%, 4/15/2027	10,647	11,343
6.00%, 11/1/2037	685	765		3.00%, 11/15/2042	11,886	12,699
6.00%, 2/1/2038	475	531		3.00%, 11/15/2042	8,925	9,513
6.00%, 3/1/2038	216	242		3.00%, 12/15/2042	9,931	10,585
6.00%, 5/1/2038	7,325	8,186		3.50%, 5/20/2027	6,980	7,475
6.00%, 8/1/2038	2,909	3,251		3.50%, 11/15/2041	6,686	7,295
6.50%, 6/1/2016	6	7		3.50%, 12/20/2041	9,416	10,222
6.50%, 9/1/2024	566	632		3.50%, 7/15/2042	12,140	13,245
6.50%, 8/1/2028	102	119		3.50%, 8/20/2042	9,741	10,618
6.50%, 11/1/2028	115	129		4.00%, 11/15/2040	9,721	10,712
6.50%, 12/1/2028	49	58		4.00%, 10/15/2041	11,986	13,141
6.50%, 2/1/2029	40	44		4.00%, 2/20/2043	5,921	6,445
6.50%, 3/1/2029	82	93		4.50%, 9/20/2039	9,681	10,610
6.50%, 4/1/2029	89	105		4.50%, 10/15/2039	7,604	8,425
6.50%, 6/1/2031	78	93		4.50%, 3/20/2040	10,901	12,069
6.50%, 6/1/2031	149	176		4.50%, 6/15/2041	4,127	4,568
6.50%, 6/1/2031	284	309		4.50%, 9/20/2041	10,010	11,083
6.50%, 9/1/2031	6	7		4.50%, 12/20/2041	8,557	9,437
6.50%, 12/1/2031	6	7		5.00%, 2/15/2034	403	445
6.50%, 1/1/2032	128	146		5.00%, 7/15/2039	3,065	3,363
6.50%, 3/1/2032	634	751		5.00%, 10/15/2039	7,191	8,050
6.50%, 4/1/2032	34	38		5.00%, 6/20/2041	6,894	7,620
6.50%, 4/1/2032	527	625		5.50%, 12/15/2013	1	2
6.50%, 8/1/2032	267	316		5.50%, 1/15/2014	8	9
6.50%, 11/1/2032	162	176		5.50%, 3/15/2014	6	6
6.50%, 11/1/2032	604	687		5.50%, 7/20/2033	3,300	3,647
6.50%, 11/1/2032	250	282		5.50%, 2/20/2034	3,503	3,877
6.50%, 12/1/2032	673	777		5.50%, 3/20/2034	3,282	3,633
6.50%, 2/1/2033	513	588		5.50%, 5/20/2035	404	447
6.50%, 7/1/2034	1,389	1,568		5.50%, 1/15/2039	430	479
6.50%, 7/1/2034	825	948		5.50%, 1/15/2039	1,116	1,223
6.50%, 2/1/2036	5,072	5,640		6.00%, 10/15/2023	192	218
6.50%, 4/1/2036	34	38		6.00%, 11/15/2023	47	54
6.50%, 8/1/2036	448	504		6.00%, 11/15/2023	66	75
6.50%, 8/1/2036	206	232		6.00%, 12/15/2023	3	3
6.50%, 9/1/2036	6,663	7,807		6.00%, 12/15/2023	47	53
6.50%, 10/1/2036	160	180		6.00%, 12/15/2023	34	38
6.50%, 11/1/2036	156	176		6.00%, 1/15/2024	18	20

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
6.00%, 1/20/2024	$14	$16		7.00%, 5/15/2026	$8	$9
6.00%, 2/15/2024	51	57		7.00%, 1/15/2027	27	33
6.00%, 2/15/2024	36	41		7.00%, 3/15/2027	34	41
6.00%, 2/15/2024	44	50		7.00%, 10/15/2027	14	17
6.00%, 3/15/2024	20	22		7.00%, 10/15/2027	3	3
6.00%, 4/20/2024	51	58		7.00%, 10/15/2027	3	3
6.00%, 5/20/2024	37	42		7.00%, 11/15/2027	53	63
6.00%, 5/20/2024	25	28		7.00%, 12/15/2027	28	33
6.00%, 10/20/2024	26	29		7.00%, 12/15/2027	2	3
6.00%, 9/20/2025	27	31		7.00%, 2/15/2028	1	1
6.00%, 4/20/2026	132	150		7.00%, 4/15/2028	21	22
6.00%, 10/20/2028	18	21		7.00%, 4/15/2028	3	3
6.00%, 2/20/2029	194	225		7.00%, 6/15/2028	167	200
6.00%, 5/20/2032(a)	618	706		7.00%, 12/15/2028	109	131
6.00%, 8/15/2032	99	113		7.00%, 1/15/2029	63	76
6.00%, 9/15/2032	264	304		7.00%, 3/15/2029	50	60
6.00%, 2/15/2033	47	54		7.00%, 4/15/2029	207	247
6.00%, 7/20/2033	2,339	2,680		7.00%, 4/15/2029	27	32
6.00%, 8/15/2038	869	990		7.00%, 5/15/2031	16	20
6.50%, 9/15/2023	21	23		7.00%, 6/20/2031	104	126
6.50%, 9/15/2023	16	18		7.00%, 7/15/2031	3	4
6.50%, 9/15/2023	26	29		7.00%, 9/15/2031	3	3
6.50%, 9/15/2023	30	35		7.25%, 9/15/2025	35	42
6.50%, 10/15/2023	38	42		7.50%, 4/15/2017	11	12
6.50%, 11/15/2023	7	8		7.50%, 4/15/2017	12	13
6.50%, 12/15/2023	22	24		7.50%, 4/15/2017	3	3
6.50%, 12/15/2023	14	16		7.50%, 7/15/2018	8	8
6.50%, 12/15/2023	66	73		7.50%, 12/15/2021	29	29
6.50%, 12/15/2023	44	49		7.50%, 2/15/2022	16	16
6.50%, 1/15/2024	11	12		7.50%, 3/15/2022	4	4
6.50%, 1/15/2024	24	27		7.50%, 3/15/2022	12	12
6.50%, 1/15/2024	6	7		7.50%, 4/15/2022	10	10
6.50%, 1/15/2024	52	58		7.50%, 4/15/2022	10	11
6.50%, 1/15/2024	37	41		7.50%, 4/15/2022	30	31
6.50%, 1/15/2024	11	12		7.50%, 4/15/2022	8	8
6.50%, 1/15/2024	32	36		7.50%, 5/15/2022	13	13
6.50%, 3/15/2024	89	98		7.50%, 7/15/2022	39	40
6.50%, 4/15/2024	30	34		7.50%, 8/15/2022	44	45
6.50%, 4/20/2024	18	20		7.50%, 8/15/2022	2	3
6.50%, 7/15/2024	84	95		7.50%, 8/15/2022	9	10
6.50%, 1/15/2026	19	22		7.50%, 8/15/2022	12	13
6.50%, 3/15/2026	30	34		7.50%, 8/15/2022	19	19
6.50%, 7/20/2026	5	5		7.50%, 2/15/2023	4	5
6.50%, 2/15/2028	11	12		7.50%, 2/15/2023	12	13
6.50%, 10/20/2028	19	23		7.50%, 5/15/2023	5	5
6.50%, 3/20/2031	149	180		7.50%, 5/15/2023	16	17
6.50%, 4/20/2031	122	149		7.50%, 5/15/2023	27	27
6.50%, 7/15/2031	3	4		7.50%, 6/15/2023	18	20
6.50%, 10/15/2031	33	40		7.50%, 10/15/2023	4	5
6.50%, 7/15/2032	18	20		7.50%, 11/15/2023	14	15
6.50%, 4/20/2034	849	998		7.50%, 3/15/2024	39	44
6.50%, 5/20/2034	854	1,049		7.50%, 8/15/2024	1	2
6.80%, 4/20/2025	56	65		7.50%, 4/15/2027	4	4
7.00%, 11/15/2022	8	9		7.50%, 5/15/2027	19	19
7.00%, 11/15/2022	48	56		7.50%, 5/15/2027	8	8
7.00%, 12/15/2022	66	76		7.50%, 6/15/2027	12	12
7.00%, 12/15/2022	10	12		7.50%, 8/15/2029	124	144
7.00%, 1/15/2023	25	29		7.50%, 9/15/2029	56	59
7.00%, 1/15/2023	12	14		7.50%, 9/15/2029	87	95
7.00%, 1/15/2023	9	11		7.50%, 10/15/2029	92	106
7.00%, 2/15/2023	104	121		7.50%, 11/15/2029	54	55
7.00%, 7/15/2023	12	15		7.50%, 11/15/2029	88	95
7.00%, 7/15/2023	24	28		8.00%, 8/15/2016	18	18
7.00%, 7/15/2023	32	37		8.00%, 12/15/2016	5	5
7.00%, 8/15/2023	22	25		8.00%, 4/15/2017	11	11
7.00%, 10/15/2023	22	25		8.00%, 5/15/2017	3	3
7.00%, 12/15/2023	34	40		8.00%, 6/15/2017	7	7
7.00%, 12/15/2023	22	26		8.00%, 6/15/2017	3	3
7.00%, 1/15/2026	15	18		8.00%, 2/15/2022	32	36

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

				(b) Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal			registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	indicated, these securities are not considered illiquid. At the end of the
Government National Mortgage Association (GNMA)				period, the value of these securities totaled $124,521 or 6.32% of net
(continued)				assets.
8.00%, 4/15/2022	$28	$32		(c) Fair value of these investments is determined in good faith by the
8.00%, 12/15/2030	11	13		Manager under procedures established and periodically reviewed by the
9.00%, 11/15/2021	98	107		Board of Directors. At the end of the period, the fair value of these
9.50%, 4/15/2016	2	3		securities totaled $14,392 or 0.73% of net assets.
9.50%, 9/15/2016	1	1		(d) Non-Income Producing Security
9.50%, 11/15/2016	5	5		(e) Security is a Principal Only Strip.
9.50%, 7/15/2017	19	19
9.50%, 10/15/2017	7	8
9.50%, 11/15/2017	15	15
9.50%, 9/20/2018	48	50		Portfolio Summary (unaudited)
9.50%, 9/15/2020	10	10		Sector	Percent
9.50%, 12/20/2020	21	21		Mortgage Securities	91.66%
9.50%, 1/20/2021	3	3		Government	4 .97%
9.50%, 2/20/2021	2	2		Asset Backed Securities	1 .88%
9.50%, 3/20/2021	2	2		Financial	1 .52%
9.50%, 8/15/2021	102	114		Liabilities in Excess of Other Assets, Net	(0.03)%
		$224,974		TOTAL NET ASSETS	100.00%

U.S. Treasury - 4.45%
1.75%, 10/31/2018	21,500	22,636
3.13%, 5/15/2021	7,000	7,970
4.13%, 5/15/2015	12,750	13,758
4.25%, 11/15/2013	7,000	7,156
4.25%, 11/15/2040	11,400	14,594
4.88%, 8/15/2016	6,000	6,884
6.25%, 8/15/2023	10,200	14,627
		$87,625

U.S. Treasury Strip - 0.52%
0.00%, 11/15/2015(d),(e)	4,000	3,971
0.00%, 5/15/2020(d),(e)	6,800	6,276
		$10,247
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,314,052
	Maturity
REPURCHASE AGREEMENTS - 1.52%	Amount (000's)	Value (000	's)

Banks - 1.52%
Investment in Joint Trading Account; Credit	$3,523	$3,523
Suisse Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $3,593,086; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	12,682	12,681
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $12,935,108; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	7,398	7,397
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $7,545,480; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	6,341	6,341
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$6,467,554 ; 0.63%; dated 08/31/17)
		$29,942
TOTAL REPURCHASE AGREEMENTS		$29,942
Total Investments		$1,969,471
Liabilities in Excess of Other Assets, Net - (0.03)%		$(683)
TOTAL NET ASSETS - 100.00%		$1,968,788

(a) Variable Rate. Rate shown is in effect at April 30, 2013.

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 0.03%	Shares Held	Value (000	's)		Principal

Automobile Manufacturers - 0.03%				BONDS (continued)	Amount (000's)		Value (000	's)
New Flyer Industries Inc	121,100	$1,160		Automobile Parts & Equipment - 0.20%
				Continental Rubber of America Corp
				4.50%, 9/15/2019(d)		$4,175	$4,333
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)	250,000	2		Schaeffler Finance BV
				4.75%, 5/15/2021(d)		3,585	3,630
							$7,963
Computers - 0.00%
SONICblue Inc (a),(c)	10,000,000	—		Banks - 4.62%
				Ally Financial Inc
				5.50%, 2/15/2017		17,230	18,779
Energy - Alternate Sources - 0.00%				8.00%, 3/15/2020		11,965	15,046
Ogden Corp (a),(b),(c)	5,000,000	—		CIT Group Inc
Ogden Corp (a),(b),(c)	5,000,000	—		5.00%, 8/15/2022		18,980	21,226
		$—		6.63%, 4/1/2018(d)		3,105	3,625
				HBOS Capital Funding No2 LP
Food Service - 0.00%				6.07%, 6/29/2049(d),(e)		7,240	6,634
FU JI Food and Catering Services Holdings	962,000	—
Ltd (a),(b),(c)				LBG Capital No.1 PLC
				8.00%, 12/29/2049(d),(e)		18,405	19,660
				Morgan Stanley
Media - 0.00%				4.88%, 11/1/2022		23,250	25,063
Network Communications Inc (a),(c)	393,257	—		RBS Capital Trust I
				4.71%, 12/29/2049		20,802	16,902
Semiconductors - 0.00%				RBS Capital Trust III

Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800	—		5.51%, 9/29/2049		23,700	19,671
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—		Royal Bank of Scotland Group PLC
				6.13%, 12/15/2022		7,085	7,623
		$—		UBS AG/Stamford CT
TOTAL COMMON STOCKS		$1,162		7.63%, 8/17/2022		27,100	31,424
PREFERRED STOCKS - 0.59%	Shares Held	Value (000	's)				$185,653

Banks - 0.59%				Building Materials - 0.11%
Ally Financial Inc (d)	24,000	23,684
				Ainsworth Lumber Co Ltd
				7.50%, 12/15/2017(d)		3,270	3,564
TOTAL PREFERRED STOCKS		$23,684		Spie BondCo 3 SCA
	Principal			11.00%, 8/15/2019(d)	EUR	700	1,044
BONDS - 84.16%	Amount (000's)	Value (000	's)				$4,608

Advertising - 0.15%				Chemicals - 3.27%
MDC Partners Inc				Axiall Corp
6.75%, 4/1/2020(d)	$5,725	$5,954		4.88%, 5/15/2023(d)		$3,007	3,142
				Cornerstone Chemical Co
Aerospace & Defense - 0.27%				9.38%, 3/15/2018(d)		2,445	2,592
Air 2 US				9.38%, 3/15/2018		4,085	4,330
8.63%, 10/1/2020(c),(d)	10,672	10,806		Eagle Spinco Inc
				4.63%, 2/15/2021(d)		14,335	15,052
				LyondellBasell Industries NV
Agriculture - 0.26%				5.75%, 4/15/2024		23,020	27,736
Southern States Cooperative Inc				6.00%, 11/15/2021		4,315	5,235
11.25%, 5/15/2015(d)	9,770	10,271
				NOVA Chemicals Corp
				8.63%, 11/1/2019		7,837	8,866
Airlines - 0.39%				Taminco Corp
Northwest Airlines 1999-2 Class B Pass				9.13%, PIK 9.88%, 12/15/2017(d),(f)		21,200	21,730
Through Trust				Taminco Global Chemical Corp
7.95%, 3/1/2015(c)	3,442	3,442		9.75%, 3/31/2020(d)		37,515	42,579
United Airlines 2007-1 Class C Pass Through							$131,262
Trust
2.76%, 7/2/2014(c),(e)	7,874	7,795		Coal - 0.30%
US Airways 2001-1G Pass Through Trust				Consol Energy Inc

7.08%, 9/20/2022 (c)	4,049	4,393		6.38%, 3/1/2021		6,900	7,210
				SunCoke Energy Partners LP / SunCoke
		$15,630		Energy Partners Finance Corp
Automobile Manufacturers - 1.60%				7.38%, 2/1/2020(d)		4,560	4,868
Chrysler Group LLC / CG Co-Issuer Inc							$12,078
8.00%, 6/15/2019	22,565	25,273		Commercial Services - 1.16%
Jaguar Land Rover Automotive PLC				BakerCorp International Inc
5.63%, 2/1/2023(d)	4,560	4,765
7.75%, 5/15/2018(d)	7,845	8,669		8.25%, 6/1/2019		7,210	7,498
8.13%, 5/15/2021(d)	2,535	2,902		Emergency Medical Services Corp
				8.13%, 6/1/2019		7,697	8,525
Navistar International Corp				Igloo Holdings Corp
8.25%, 11/1/2021	21,650	22,543		8.25%, PIK 9.00%, 12/15/2017(d),(f)		8,395	8,563
		$64,152

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Commercial Services (continued)				Electrical Components & Equipment - 0.49%
United Rentals North America Inc				NorCell 1B AB
8.25%, 2/1/2021	$19,295	$21,996		12.40%, 12/1/2019(d)	EUR	10,000	$13,894
		$46,582		Norcell Sweden Holding 2 AB
				10.75%, 9/29/2019(d)		4,000	5,873
Computers - 3.02%							$19,767
NCR Corp
4.63%, 2/15/2021(d)	16,370	16,370		Electronics - 0.85%
Seagate HDD Cayman				Rexel SA
6.88%, 5/1/2020	67,180	72,974		5.25%, 6/15/2020(d)		$3,800	4,009
7.75%, 12/15/2018	9,698	10,692		6.13%, 12/15/2019(d)		7,095	7,627
Spansion LLC				Viasystems Inc
7.88%, 11/15/2017	20,110	21,166		7.88%, 5/1/2019(d)		21,220	22,653
		$121,202					$34,289

Consumer Products - 2.25%				Engineering & Construction - 0.21%
Reynolds Group Issuer Inc / Reynolds Group				Weekley Homes LLC / Weekley Finance
Issuer LLC / Reynolds Group Issuer				Corp
(Luxembourg) S.A.				6.00%, 2/1/2023(d)		8,240	8,549
5.75%, 10/15/2020	7,325	7,673
7.13%, 4/15/2019	12,995	14,002
7.88%, 8/15/2019	2,950	3,304		Entertainment - 3.04%
				CCM Merger Inc
9.00%, 4/15/2019	15,815	17,080		9.13%, 5/1/2019(d)		17,660	18,587
9.88%, 8/15/2019	31,533	35,396		Lions Gate Entertainment Inc

Sun Products Corp/The				10.25%, 11/1/2016(d)		10,125	11,024
7.75%, 3/15/2021(d)	12,645	13,056
				Peninsula Gaming LLC / Peninsula Gaming
		$90,511		Corp
Cosmetics & Personal Care - 0.09%				8.38%, 2/15/2018(d)		16,680	18,014
Albea Beauty Holdings SA				Regal Entertainment Group
8.38%, 11/1/2019(d)	3,200	3,440		5.75%, 2/1/2025		6,210	6,257
				9.13%, 8/15/2018		13,440	15,053
				WMG Acquisition Corp
Distribution & Wholesale - 0.65%				6.00%, 1/15/2021(d)		7,355	7,870
HD Supply Inc				11.50%, 10/1/2018		27,245	32,421
7.50%, 7/15/2020(d)	4,165	4,508
				WMG Holdings Corp
10.50%, 1/15/2021	20,630	21,636		13.75%, 10/1/2019		10,710	12,959
		$26,144					$122,185

Diversified Financial Services - 3.12%				Environmental Control - 0.41%
Aircastle Ltd				ADS Waste Holdings Inc
7.63%, 4/15/2020	8,050	9,499		8.25%, 10/1/2020(d)		15,050	16,442
9.75%, 8/1/2018	18,155	20,719
Credit Acceptance Corp
9.13%, 2/1/2017	24,940	27,185		Forest Products & Paper - 1.60%
DVI Inc				Boise Cascade LLC/Boise Cascade Finance
0.00%, 2/1/2004(a),(b),(c)	8,575	600		Corp
0.00%, 2/1/2004(a),(b),(c)	6,850	479		6.38%, 11/1/2020(d)		5,715	6,115
Icahn Enterprises LP / Icahn Enterprises				Resolute Forest Products Inc
Finance Corp				5.88%, 5/15/2023(d),(g)		12,175	12,023
8.00%, 1/15/2018	20,355	21,882		Sappi Papier Holding GmbH
International Lease Finance Corp				7.50%, 6/15/2032(d)		17,625	15,246
6.25%, 5/15/2019	14,540	16,303		7.75%, 7/15/2017(d)		5,000	5,562
8.62%, 9/15/2015(e)	9,690	11,047		8.38%, 6/15/2019(d)		13,775	15,428
SquareTwo Financial Corp				Verso Paper Holdings LLC / Verso Paper Inc
11.63%, 4/1/2017	16,825	17,456		11.75%, 1/15/2019		9,340	9,970
		$125,170					$64,344

Electric - 2.29%				Healthcare - Products - 1.95%
Elwood Energy LLC				Angiotech Pharmaceuticals Inc
8.16%, 7/5/2026	8,012	8,342		5.00%, 12/1/2013(e)		1,712	1,712
Energy Future Intermediate Holding Co LLC /				9.00%, 12/1/2016		31,963	32,021
EFIH Finance Inc				Kinetic Concepts Inc / KCI USA Inc
11.75%, 3/1/2022(d)	19,867	22,748		10.50%, 11/1/2018		12,025	13,498
Indiantown Cogeneration LP				Universal Hospital Services Inc
9.77%, 12/15/2020	5,687	6,312		7.63%, 8/15/2020		28,865	31,246
Mirant Mid Atlantic Pass Through Trust C							$78,477
10.06%, 12/30/2028	31,010	35,041
NRG Energy Inc				Healthcare - Services - 4.62%
				CDRT Holding Corp
8.25%, 9/1/2020	17,375	19,764		9.25%, PIK 10.00%, 10/1/2017(d),(f)		12,430	12,974
		$92,207		Centene Corp
				5.75%, 6/1/2017		14,533	15,641

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Healthcare - Services (continued)					Iron & Steel (continued)
Fresenius Medical Care US Finance II Inc					Bluescope Steel Ltd / Bluescope Steel
5.88%, 1/31/2022(d)		$7,825	$8,960		Finance
Fresenius Medical Care US Finance Inc					7.13%, 5/1/2018(d)		$5,760	$5,933
6.50%, 9/15/2018(d)		4,895	5,666					$59,389
HCA Holdings Inc
6.25%, 2/15/2021		2,480	2,715		Lodging - 1.19%
HCA Inc					Caesars Entertainment Operating Co Inc
4.75%, 5/1/2023		16,330	17,024		11.25%, 6/1/2017		7,980	8,439
7.25%, 9/15/2020		29,885	33,135		MGM Resorts International
7.50%, 11/6/2033		6,000	6,270		6.63%, 12/15/2021		8,290	9,005
8.50%, 4/15/2019		27,440	30,253		8.63%, 2/1/2019		7,115	8,431
Medi-Partenaires SAS					10.00%, 11/1/2016		18,060	21,898
7.00%, 5/15/2020(c),(d),(g)	EUR	500	658					$47,773
MultiPlan Inc					Media - 6.45%
9.88%, 9/1/2018(d)		$26,565	29,919		Cablevision Systems Corp
Radnet Management Inc					8.00%, 4/15/2020		14,880	17,112
10.38%, 4/1/2018		20,859	22,319		CSC Holdings LLC
			$185,534		6.75%, 11/15/2021		4,685	5,353
Holding Companies - Diversified - 0.19%					Cumulus Media Holdings Inc
Alphabet Holding Co Inc					7.75%, 5/1/2019		27,247	27,792
7.75%, 11/1/2017(d)		7,445	7,780		DISH DBS Corp
					4.25%, 4/1/2018(d)		7,165	7,040
					5.00%, 3/15/2023(b),(d)		5,710	5,539
Home Builders - 2.07%					5.88%, 7/15/2022		36,080	36,801
Ashton Woods USA LLC / Ashton Woods					6.75%, 6/1/2021		40,955	44,231
Finance Co					7.88%, 9/1/2019		28,160	32,102
6.88%, 2/15/2021(d)		7,955	8,233		Network Communications Inc
Beazer Homes USA Inc					8.60%, PIK 8.60%, 1/14/2020(c),(d),(f)		2,807	—
7.25%, 2/1/2023(d)		8,345	8,721		Polish Television Holding BV
Lennar Corp					11.25%, 5/15/2017(d),(e)	EUR	3,745	5,376
4.13%, 12/1/2018(d)		14,125	14,372		TVN Finance Corp II AB
4.75%, 11/15/2022(d)		29,605	29,827		10.75%, 11/15/2017(d)		3,485	5,003
MDC Holdings Inc					Unitymedia Hessen GmbH & Co KG /
6.00%, 1/15/2043		13,801	13,496		Unitymedia NRW GmbH
Taylor Morrison Communities Inc / Monarch					5.50%, 1/15/2023(d)		$10,100	10,453
Communities Inc					Univision Communications Inc
5.25%, 4/15/2021(d)		8,330	8,518		6.75%, 9/15/2022(d)		7,000	7,770
			$83,167		6.88%, 5/15/2019(d)		6,735	7,358
					7.88%, 11/1/2020(d)		1,485	1,671
Insurance - 1.41%					8.50%, 5/15/2021(d)		14,896	16,609
CNO Financial Group Inc
6.38%, 10/1/2020(d)		5,770	6,217		WideOpenWest Finance LLC /
					WideOpenWest Capital Corp
Fidelity & Guaranty Life Holdings Inc					13.38%, 10/15/2019(d)		24,985	28,983
6.38%, 4/1/2021(d)		8,155	8,461
Genworth Holdings Inc								$259,193
7.63%, 9/24/2021		7,364	9,236		Mining - 1.47%
Liberty Mutual Group Inc					FMG Resources August 2006 Pty Ltd
7.00%, 3/15/2037(d),(e)		19,172	19,795		6.88%, 2/1/2018(d)		11,350	12,088
XL Group PLC					8.25%, 11/1/2019(d)		14,720	16,192
6.50%, 12/31/2049(e)		13,292	13,059		Inmet Mining Corp
			$56,768		7.50%, 6/1/2021(d)		10,630	11,108
					Midwest Vanadium Pty Ltd
Internet - 1.33%					11.50%, 2/15/2018(d)		12,060	7,839
Cerved Technologies SpA
6.38%, 1/15/2020(d)	EUR	850	1,136		St Barbara Ltd
					8.88%, 4/15/2018(d)		10,320	10,191
8.00%, 1/15/2021(d)		850	1,133
Equinix Inc					Taseko Mines Ltd
4.88%, 4/1/2020		$4,860	5,079		7.75%, 4/15/2019		1,630	1,655
5.38%, 4/1/2023		15,430	16,163					$59,073
Zayo Group LLC / Zayo Capital Inc					Oil & Gas - 10.84%
10.13%, 7/1/2020		25,370	30,000		Antero Resources Finance Corp
			$53,511		6.00%, 12/1/2020		20,580	21,763
					Carrizo Oil & Gas Inc
Iron & Steel - 1.48%					7.50%, 9/15/2020		11,280	12,239
AK Steel Corp					8.63%, 10/15/2018		17,745	19,653
8.38%, 4/1/2022		18,725	16,197
ArcelorMittal					Chaparral Energy Inc
					7.63%, 11/15/2022		9,460	10,453
7.50%, 10/15/2039		35,415	37,259		7.63%, 11/15/2022(d)		5,895	6,455
					9.88%, 10/1/2020		6,750	7,864

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)				Real Estate - 0.42%
Chesapeake Energy Corp				Crescent Resources LLC / Crescent Ventures
5.75%, 3/15/2023	$18,785	$20,382		Inc
6.13%, 2/15/2021	11,220	12,342		10.25%, 8/15/2017(d)	$7,875	$8,860
Concho Resources Inc				Mattamy Group Corp
5.50%, 10/1/2022	6,200	6,618		6.50%, 11/15/2020(d)	8,215	8,112
7.00%, 1/15/2021	10,270	11,554				$16,972
Continental Resources Inc/OK
4.50%, 4/15/2023(d)	38,110	40,635		REITS - 0.56%
5.00%, 9/15/2022	36,155	39,319		iStar Financial Inc
EP Energy LLC / EP Energy Finance Inc				7.13%, 2/15/2018	12,385	13,128
9.38%, 5/1/2020	18,325	21,349		9.00%, 6/1/2017	8,295	9,456
EP Energy LLC / Everest Acquisition Finance						$22,584
Inc				Retail - 2.30%
6.88%, 5/1/2019	6,615	7,243		Claire's Stores Inc
7.75%, 9/1/2022	4,110	4,716		6.13%, 3/15/2020(d)	8,170	8,630
EPE Holdings LLC / EP Energy Bond Co Inc				9.00%, 3/15/2019(d)	12,410	14,225
8.13%, PIK 8.88%, 12/15/2017(d),(f)	4,775	5,085		Landry's Holdings II Inc
Halcon Resources Corp				10.25%, 1/1/2018(d)	18,155	19,358
8.88%, 5/15/2021(d)	16,625	17,830		Landry's Inc
Kodiak Oil & Gas Corp				9.38%, 5/1/2020(d)	1,190	1,311
5.50%, 1/15/2021(d)	16,200	17,091		New Academy Finance Co LLC / New
8.13%, 12/1/2019	12,060	13,718		Academy Finance Corp
Oasis Petroleum Inc				8.00%, PIK 8.75%, 6/15/2018(d),(f)	18,070	18,815
6.50%, 11/1/2021	3,655	4,021		Petco Holdings Inc
6.88%, 1/15/2023	11,425	12,682		8.50%, PIK 9.25%, 10/15/2017(d),(f)	16,740	17,472
Offshore Group Investment Ltd				Suburban Propane Partners LP/Suburban
7.13%, 4/1/2023(d)	8,245	8,575		Energy Finance Corp
7.50%, 11/1/2019(d)	16,190	17,445		7.38%, 3/15/2020	11,525	12,533
PDC Energy Inc						$92,344
7.75%, 10/15/2022(d)	24,945	27,252
Plains Exploration & Production Co				Savings & Loans - 0.00%
6.50%, 11/15/2020	12,665	14,121		Washington Mutual Bank / Henderson NV
6.88%, 2/15/2023	21,065	23,988		0.00%, 6/15/2011(a),(c)	3,500	—
Seadrill Ltd				0.00%, 1/15/2013(a),(c)	3,000	—
5.63%, 9/15/2017(d)	30,370	31,053		0.00%, 1/15/2015(a),(c),(e)	2,000	—
		$435,446				$—

Oil & Gas Services - 0.25%				Semiconductors - 0.49%
Hornbeck Offshore Services Inc				Jazz Technologies Inc
5.00%, 3/1/2021(d)	9,820	9,869		8.00%, 6/30/2015(d)	1	1
				8.00%, 6/30/2015	21,517	19,795
						$19,796
Packaging & Containers - 1.16%
ARD Finance SA				Telecommunications - 11.25%
11.13%, PIK 11.13%, 6/1/2018(d),(f)	2,716	3,059		Altice Financing SA
Ardagh Packaging Finance PLC / Ardagh MP				7.88%, 12/15/2019(d)	2,300	2,542
Holdings USA Inc				Altice Finco SA
7.00%, 11/15/2020(d)	5,885	6,223		9.88%, 12/15/2020(d)	9,055	10,314
Crown Cork & Seal Co Inc				Clearwire Communications LLC/Clearwire
7.38%, 12/15/2026	16,654	18,986		Finance Inc
Exopack Holding Corp				12.00%, 12/1/2015(d)	11,650	12,466
10.00%, 6/1/2018	18,030	18,210		Digicel Group Ltd
		$46,478		8.25%, 9/30/2020(d)	5,485	5,869
				10.50%, 4/15/2018(d)	12,250	13,567
Pharmaceuticals - 0.20%				Digicel Ltd
Sky Growth Acquisition Corp				6.00%, 4/15/2021(d)	14,950	14,987
7.38%, 10/15/2020(d)	7,460	7,964		8.25%, 9/1/2017(d)	4,200	4,421
				Eileme 1 AB
Pipelines - 1.71%				14.25%, PIK 14.25%, 8/15/2020(d),(f)	2,892	3,276
Enterprise Products Operating LLC				Eileme 2 AB
8.38%, 8/1/2066	17,645	20,270		11.63%, 1/31/2020(d)	13,650	16,209
Inergy Midstream LP / NRGM Finance Corp				Goodman Networks Inc
6.00%, 12/15/2020(d)	9,945	10,492		13.12%, 7/1/2018(d),(e)	5,175	5,744
MarkWest Energy Partners LP / MarkWest				Intelsat Jackson Holdings SA
Energy Finance Corp				7.25%, 10/15/2020	24,500	27,195
6.25%, 6/15/2022	10,036	11,165		Intelsat Luxembourg SA
6.50%, 8/15/2021	14,434	15,914		6.75%, 6/1/2018(d)	5,000	5,263
Sabine Pass Liquefaction LLC				7.75%, 6/1/2021(d)	14,565	15,366
5.63%, 2/1/2021(d)	10,410	10,774		8.13%, 6/1/2023(d)	12,950	13,792
		$68,615		11.25%, 2/4/2017	25,820	27,498

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2013 (unaudited)

	Principal					SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value (000		's)	(continued)	Amount (000's)	Value (000	's)

Telecommunications (continued)						Automobile Manufacturers - 0.10%
Level 3 Communications Inc						Chrysler Group LLC, Term Loan B
11.88%, 2/1/2019		$11,823		$13,906		6.00%, 5/24/2017(e)	$4,153	$4,206
Level 3 Financing Inc
8.13%, 7/1/2019		12,535		13,820
10.00%, 2/1/2018		12,280		13,523		Automobile Parts & Equipment - 0.40%
						HHI Holdings LLC, Term Loan
Matterhorn Financing & CY SCA						5.00%, 10/3/2018(e)	7,792	7,905
9.00%, 10/15/2019(c),(d)	EUR	4,000		5,307
						Schaeffler AG, Term Loan C
MetroPCS Wireless Inc						4.25%, 1/20/2017(e)	8,045	8,129
6.25%, 4/1/2021(d)		$20,330		21,829
6.63%, 4/1/2023(d)		14,645		15,743				$16,034
Mobile Challenger Intermediate Group SA						Chemicals - 0.45%
8.75%, PIK 9.50%, 3/15/2019(d),(f)	EUR	4,300		5,748		AI Chem & Cy SCA, Term Loan
NII Capital Corp						8.25%, 3/12/2020(e)	4,345	4,446
7.63%, 4/1/2021		$21,115		18,687		Ineos US Finance LLC, Term Loan
NII International Telecom Sarl						6.50%, 4/27/2018(e)	10,303	10,415
11.38%, 8/15/2019(d)		4,500		5,197		Taminco Global Chemical Corp, Term Loan
Nokia Siemens Networks Finance BV						B
7.13%, 4/15/2020(c),(d)	EUR	2,000		2,789		4.25%, 2/15/2019(e)	3,037	3,068
Softbank Corp								$17,929
4.50%, 4/15/2020(d)		$31,500		32,632
Sprint Capital Corp						Coal - 0.23%
6.88%, 11/15/2028		7,235		7,398		Patriot Coal Corp, DIP Term Loan
						9.25%, 12/9/2013(e)	9,440	9,198
Sprint Nextel Corp
6.00%, 11/15/2022		16,545		17,248
7.00%, 8/15/2020		32,870		35,993		Commercial Services - 0.16%
9.00%, 11/15/2018(d)		18,335		22,552		Bright Horizons Family Solutions Inc, Term
9.13%, 3/1/2017		2,346		2,762		Loan
UPC Holding BV						4.00%, 1/24/2020(e)	1,496	1,509
6.38%, 9/15/2022(d)	EUR	1,850		2,467		ISS A/S, Term Loan B
Wind Acquisition Finance SA						0.00%, 4/18/2018(e),(h)	5,000	5,020
6.50%, 4/30/2020(d)		$300		314
7.25%, 2/15/2018(d)		9,450		9,923				$6,529
11.75%, 7/15/2017(d)		1,902		2,040		Computers - 0.45%
Wind Acquisition Holdings Finance SA						CompuCom Systems Inc, Term Loan
12.25%, PIK 12.25%, 7/15/2017(d),(f)		21,861		23,445		6.50%, 10/2/2018(e)	9,656	9,656
				$451,832		10.25%, 10/2/2019(e)	8,380	8,548
								$18,204
Transportation - 2.47%
Kansas City Southern de Mexico SA de CV						Electric - 0.75%
6.13%, 6/15/2021		18,164		21,379		Dynegy Inc, Term Loan B1
Navios Maritime Acquisition Corp / Navios						0.00%, 4/16/2020(e),(h)	1,097	1,097
Acquisition Finance US Inc						Dynegy Inc, Term Loan B2
8.63%, 11/1/2017		27,571		27,537		0.00%, 4/16/2020(e),(h)	1,756	1,755
Navios South American Logistics Inc / Navios						Texas Competitive Electric Holdings Co LLC,
Logistics Finance US Inc						Term Loan NONEXT
9.25%, 4/15/2019(d)		4,985		5,446		3.73%, 10/10/2014(e)	36,433	27,355
PHI Inc								$30,207
8.63%, 10/15/2018		7,420		8,116		Entertainment - 1.03%
Swift Services Holdings Inc						CCM Merger Inc, Term Loan B
10.00%, 11/15/2018		32,155		36,817		6.00%, 2/1/2017(e)	19,243	19,436
				$99,295		Peninsula Gaming LLC, Term Loan B
TOTAL BONDS				$3,381,069		5.75%, 8/3/2017(e)	12,274	12,428
	Principal					WMG Acquisition Corp, Term Loan B
CONVERTIBLE BONDS - 0.09%	Amount (000's)		Value	(000	's)	5.25%, 10/25/2018(e)	9,302	9,421
Food Service - 0.09%								$41,285
FU JI Food and Catering Services Holdings						Environmental Control - 0.12%
Ltd						ADS Waste Holdings Inc, Term Loan B
0.00%, 11/9/2009(a),(c)	HKD	46,500		480		4.25%, 10/5/2019(e)	4,589	4,644
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000		3,179
				$3,659
TOTAL CONVERTIBLE BONDS				$3,659		Food - 0.19%
SENIOR FLOATING RATE INTERESTS -	Principal					HJ Heinz Co, Term Loan B2
						0.00%, 3/27/2020(e),(h)	5,000	5,044
8.87%	Amount (000's)		Value	(000	's)
						Pinnacle Foods Finance LLC, Term Loan E
Aerospace & Defense - 0.13%						4.75%, 9/29/2018(e)	2,824	2,838
Sequa Corp, Term Loan B								$7,882
5.25%, 5/29/2017(e)		$4,988		$5,061
						Forest Products & Paper - 0.33%
						Caraustar Industries Inc, Term Loan
						0.00%, 4/26/2019(e),(h)	8,120	8,160

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Forest Products & Paper (continued)			Pipelines - 0.31%
Exopack LLC, Term Loan B			NGPL PipeCo LLC, Term Loan B
6.50%, 5/6/2017(e)	$4,927	$4,983	6.75%, 5/4/2017(e)	$12,182	$12,341
		$13,143

Healthcare - Products - 0.30%			REITS - 0.08%
BSN Medical GmbH & Co KG, Term Loan			iStar Financial Inc, Term Loan
B1			5.25%, 6/28/2013(e)	108	109
5.00%, 7/15/2019(e)	4,150	4,176	iStar Financial Inc, Term Loan A2
Kinetic Concepts Inc, Term Loan C1			7.00%, 6/30/2014(e)	2,890	3,074
5.50%, 5/4/2018(e)	7,924	8,054			$3,183

		$12,230	Retail - 0.17%
Insurance - 0.98%			Serta Simmons Holdings LLC, Term Loan B
Asurion LLC, Term Loan B1			5.00%, 9/19/2019(e)	6,698	6,785
4.50%, 5/24/2019(e)	13,277	13,424
CNO Financial Group Inc, Term Loan B2			Telecommunications - 0.28%
5.00%, 9/20/2016(e)	6,332	6,391
			Integra Telecom Holdings Inc, Term Loan
Lone Star Intermediate Super Holdings LLC,			9.75%, 2/19/2020(e)	2,510	2,573
Term Loan			Intelsat Jackson Holdings SA, Term Loan
11.00%, 8/7/2019(e)	18,290	19,628
			3.20%, 2/1/2014(e)	8,710	8,704
		$39,443			$11,277
Internet - 0.04%			TOTAL SENIOR FLOATING RATE INTERESTS		$356,531
Zayo Group LLC, Term Loan B				Maturity
4.50%, 7/2/2019(e)	1,751	1,769	REPURCHASE AGREEMENTS - 3.95%	Amount (000's)	Value (000	's)

			Banks - 3.95%
Lodging - 0.64%			Investment in Joint Trading Account; Credit	$18,646	$18,646
Caesars Entertainment Operating Co Inc, Term			Suisse Repurchase Agreement; 0.14%
Loan B6			dated 4/30/2013 maturing 5/1/2013
5.45%, 1/28/2018(e)	28,603	25,935	(collateralized by US Government
			Securities; $19,018,712; 4.50% - 4.63%;
			dated 02/15/36 - 02/15/40)
Media - 0.83%			Investment in Joint Trading Account; Deutsche	67,125	67,125
Cumulus Media Holdings Inc, Term Loan
7.50%, 1/14/2019(e)	3,099	3,213	Bank Repurchase Agreement; 0.15% dated
NEP Broadcasting LLC, Term Loan			4/30/2013 maturing 5/1/2013

9.50%, 8/18/2020 (e)	246	255	(collateralized by US Government
NEP Broadcasting LLC, Term Loan B			Securities; $68,467,363; 0.00% - 7.25%;
4.75%, 1/3/2020(e)	3,297	3,354	dated 07/12/13 - 12/27/32)
Univision Communications Inc, Term Loan			Investment in Joint Trading Account; JP	39,156	39,156
C1			Morgan Repurchase Agreement; 0.14%
4.75%, 2/28/2020(e)	8,129	8,200	dated 4/30/2013 maturing 5/1/2013
			(collateralized by US Government
Virgin Media Investment Holdings Ltd, Term			Securities; $39,939,295; 0.00% - 8.88%;
Loan B
0.00%, 2/15/2020(e),(h)	8,195	8,199	dated 06/15/15 - 04/15/30)
WideOpenWest Finance LLC, Term Loan B			Investment in Joint Trading Account; Merrill	33,563	33,562

4.75%, 3/27/2019 (e)	9,972	10,100	Lynch Repurchase Agreement; 0.14%
			dated 4/30/2013 maturing 5/1/2013
		$33,321	(collateralized by US Government Security;
Mining - 0.12%			$34,233,682 ; 0.63%; dated 08/31/17)
FMG Resources August 2006 Pty Ltd, Term					$158,489
Loan B			TOTAL REPURCHASE AGREEMENTS		$158,489
5.25%, 10/12/2017(e)	4,716	4,799	Total Investments		$3,924,594
			Other Assets in Excess of Liabilities, Net - 2.31%		$92,660
Oil & Gas - 0.52%			TOTAL NET ASSETS - 100.00%		$4,017,254
Chesapeake Energy Corp, Term Loan B
5.75%, 12/2/2017(e)	17,000	17,607
			(a) Non-Income Producing Security
EP Energy LLC, Term Loan B1			(b) Security is Illiquid
5.00%, 4/24/2018(e)	1,095	1,100
			(c)		Fair value of these investments is determined in good faith by the
Plains Exploration & Production Co, Term			Manager under procedures established and periodically reviewed by the
Loan B			Board of Directors. At the end of the period, the fair value of these
4.00%, 10/15/2019(e)	2,055	2,056
			securities totaled $39,928 or 0.99% of net assets.
		$20,763	(d)		Security exempt from registration under Rule 144A of the Securities Act of
Pharmaceuticals - 0.26%			1933. These securities may be resold in transactions exempt from
Par Pharmaceutical Cos Inc, Term Loan B			registration, normally to qualified institutional buyers. Unless otherwise
4.25%, 9/28/2019(e)	10,268	10,363	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $1,384,462 or 34.46% of net
			assets.
			(e)	Variable Rate. Rate shown is in effect at April 30, 2013.

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2013, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector		Percent
Communications		20.33%
Financial		15.73%
Energy		14.16%
Consumer, Cyclical		13.90%
Consumer, Non-cyclical		11.44%
Basic Materials		8 .72%
Industrial		6 .22%
Technology		3 .96%
Utilities		3 .04%
Diversified		0 .19%
Other Assets in Excess of Liabilities, Net		2 .31%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/					Upfront	Unrealized
		Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Fair Value Paid/(Received)			(Depreciation)
Barclays Bank PLC	CDX.NA.HY20	(5.00)%	6/20/2018	$25,000	$(1,536	) $	(958)	$(578)
Total					$(1,536	) $	(958)	$(578)

Amounts in thousands

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 0.45%	Shares Held	Value (000	's)		Principal

Agriculture - 0.00%				BONDS - 88.44%	Amount (000's)	Value (000	's)
Eurofresh Inc (a),(b)	43,973	$—		Advertising - 0.28%
				inVentiv Health Inc
				9.00%, 1/15/2018(d)	$750	$793
Automobile Manufacturers - 0.12%				11.00%, 8/15/2018(d),(e)	835	722
General Motors Co (a)	54,951	1,695
				10.75%, 8/15/2018(d),(e)	1,226	1,060
				Sitel LLC / Sitel Finance Corp
Building Materials - 0.02%				11.50%, 4/1/2018	1,495	998
US Concrete Inc (a)	21,880	340		11.00%, 8/1/2017(d)	545	585
						$4,158

Chemicals - 0.00%				Aerospace & Defense - 0.31%
LyondellBasell Industries NV	171	10		B/E Aerospace Inc
				5.25%, 4/1/2022	1,072	1,142
Diversified Financial Services - 0.05%				Esterline Technologies Corp
Capmark Financial Group Inc (b)	10,610,000	140		7.00%, 8/1/2020	750	829
Capmark Financial Group Inc	57,538	496		GenCorp Inc
				7.13%, 3/15/2021(d)	316	340
Somerset Cayuga Holding Co Inc (a),(b),(c)	6,862	158
		$794		TransDigm Inc
				7.75%, 12/15/2018	1,000	1,107
Electric - 0.14%				Triumph Group Inc
AES Eastern Energy LP (a),(b)	2,000,000	—		8.00%, 11/15/2017	532	569
Dynegy Inc (a)	84,998	2,100		8.63%, 7/15/2018	460	511
		$2,100				$4,498

Forest Products & Paper - 0.09%				Agriculture - 0.02%
NewPage Group Inc (a),(b),(c)	14,800	1,291		Alliance One International Inc
				10.00%, 7/15/2016	212	225
				Eurofresh Inc
Metal Fabrication & Hardware - 0.02%				15.00%, PIK 15.00%, 11/18/2016(b),(c),(f)	235	—
Wolverine Tube Inc (a),(b),(c)	8,336	247
						$225

Packaging & Containers - 0.00%				Airlines - 0.97%
Constar International (a),(b),(c)	9,689	—		Continental Airlines 2003-ERJ1 Pass Through
				Trust
				7.88%, 1/2/2020	1,929	2,049
Retail - 0.01%				Continental Airlines 2004-ERJ1 Pass Through
Neebo Inc (a),(c)	20,064	82		Trust
Neebo Inc - Warrants (a),(b),(c)	7,519	—		9.56%, 9/1/2019	404	444
Neebo Inc - Warrants (a),(b),(c)	3,508	—		Continental Airlines 2005-ERJ1 Pass Through
Real Mex Restaurants Inc (a),(b),(c)	400,000	—		Trust
		$82		9.80%, 4/1/2021	2,834	3,256
Transportation - 0.00%				Continental Airlines 2006-ERJ1 Pass Through

General Maritime Corp (a),(b),(c)	974	29		Trust
				9.32%, 11/1/2019(b),(d)	241	264
General Maritime Corp - Warrants (a),(b),(c)	1,507	—
				Delta Air Lines 2007-1 Class B Pass Through
		$29		Trust
TOTAL COMMON STOCKS		$6,588		8.02%, 8/10/2022	522	579
CONVERTIBLE PREFERRED STOCKS -				Delta Air Lines 2007-1 Class C Pass Through
0.12%	Shares Held	Value (000	's)	Trust
Automobile Manufacturers - 0.12%				8.95%, 8/10/2014	143	151
General Motors Co	38,850	1,806		Delta Air Lines 2012-1 Class B Pass Through
				Trust
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,806		6.88%, 5/7/2019(b),(d)	525	554
PREFERRED STOCKS - 0.69%	Shares Held	Value (000	's)	Northwest Airlines 2007-1 Class A Pass
				Through Trust
Agriculture - 0.00%				7.03%, 11/1/2019	1,963	2,225
Eurofresh Inc (a),(b)	75	—		UAL 2007-1 Pass Through Trust
				6.64%, 1/2/2024	922	997
Banks - 0.43%				UAL 2009-2A Pass Through Trust
Ally Financial Inc (d)	3,116	3,075		9.75%, 1/15/2017	846	984
COBANK ACB 11.00%; Series D	60,000	3,334		UAL 2009-2B Pass Through Trust
				12.00%, 7/15/2017(d)	493	538
		$6,409		United Airlines Inc
Insurance - 0.26%				6.75%, 9/15/2015(d)	1,060	1,109
Hartford Financial Services Group Inc	19,400	601		US Airways 2013-1 Class A Pass Through
XLIT Ltd	3,935	3,189		Trust
		$3,790		3.95%, 11/15/2025(b)	280	281
				US Airways 2013-1 Class B Pass Through
Packaging & Containers - 0.00%				Trust
Constar International (a),(b),(c)	977	—
				5.38%, 11/15/2021(b)	855	871
						$14,302
TOTAL PREFERRED STOCKS		$10,199

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Automobile Manufacturers - 0.73%				Beverages - 0.04%
Chrysler Group LLC / CG Co-Issuer Inc				Constellation Brands Inc
8.25%, 6/15/2021	$3,597	$4,128		6.00%, 5/1/2022	$295	$340
Ford Motor Co				7.25%, 5/15/2017	275	321
8.90%, 1/15/2032	325	446				$661
9.22%, 9/15/2021	500	672
9.98%, 2/15/2047	1,560	2,374		Building Materials - 1.83%
General Motors Co				Associated Materials LLC / AMH New
0.00%, 11/15/2015(a),(b),(c)	100	—		Finance Inc
0.00%, 11/15/2015(a),(b),(c)	75	—		9.13%, 11/1/2017	385	415
				9.13%, 11/1/2017(d),(g)	535	577
0.00%, 12/1/2020(a),(b),(c)	25	—
0.00%, 12/1/2020(a),(b),(c)	50	—		Building Materials Corp of America
				6.75%, 5/1/2021(d)	2,000	2,215
0.00%, 7/15/2023(a),(b),(c)	1,000	—
0.00%, 9/1/2025(a),(b),(c)	700	—		Cemex Espana Luxembourg
				9.25%, 5/12/2020(d)	1,900	2,090
0.00%, 5/1/2028(a),(b),(c)	150	—
				9.88%, 4/30/2019(d)	2,650	3,034
0.00%, 7/15/2033(a),(b),(c)	5,050	—
0.00%, 3/15/2036(a),(b),(c)	725	—		Cemex Finance LLC
				9.38%, 10/12/2022(d)	900	1,033
Jaguar Land Rover Automotive PLC				9.50%, 12/14/2016(d)	575	618
5.63%, 2/1/2023(d)	300	313
Navistar International Corp				Cemex SAB de CV
				5.28%, 9/30/2015(d),(e)	1,000	1,039
8.25%, 11/1/2021	2,640	2,749		9.00%, 1/11/2018(d)	650	709
		$10,682		Griffon Corp
Automobile Parts & Equipment - 0.63%				7.13%, 4/1/2018	1,000	1,087
Goodyear Tire & Rubber Co/The				Grupo Cementos de Chihuahua SAB de CV
6.50%, 3/1/2021	3,670	3,840		8.13%, 2/8/2020(d)	206	219
7.00%, 5/15/2022	3,495	3,779		Lafarge SA
Schaeffler Finance BV				7.13%, 7/15/2036	550	589
4.75%, 5/15/2021(d)	475	481		Louisiana-Pacific Corp
Titan International Inc				7.50%, 6/1/2020	300	341
7.88%, 10/1/2017(d)	1,027	1,104		Masco Corp
		$9,204		5.95%, 3/15/2022	370	419
				6.13%, 10/3/2016	925	1,040
Banks - 4.81%				7.13%, 3/15/2020	48	56
Ally Financial Inc				Masonite International Corp
4.63%, 6/26/2015	691	728		8.25%, 4/15/2021(d)	743	832
5.50%, 2/15/2017	4,403	4,799		Nortek Inc
6.25%, 12/1/2017	2,427	2,755		8.50%, 4/15/2021	639	714
7.50%, 9/15/2020	1,905	2,353		Roofing Supply Group LLC / Roofing Supply
8.00%, 3/15/2020	7,265	9,136		Finance Inc
8.00%, 11/1/2031	5,575	7,337		10.00%, 6/1/2020(d)	555	642
AmSouth Bancorp				US Concrete Inc
6.75%, 11/1/2025	560	600		9.50%, 10/1/2015	126	126
Bank of America Corp				USG Corp
8.00%, 12/29/2049(e)	3,158	3,588
				8.38%, 10/15/2018(d)	1,625	1,796
8.13%, 12/29/2049(e)	3,800	4,332
				9.75%, 1/15/2018(e)	3,700	4,394
Barclays Bank PLC				Vulcan Materials Co
6.05%, 12/4/2017(d)	265	300
				7.50%, 6/15/2021	2,540	2,997
7.63%, 11/21/2022	1,330	1,357				$26,982
10.18%, 6/12/2021(d)	265	362
CIT Group Inc				Chemicals - 2.96%
5.00%, 5/15/2017	2,142	2,335		Ashland Inc
5.00%, 8/15/2022	1,598	1,787		3.00%, 3/15/2016(d)	688	703
5.38%, 5/15/2020	1,967	2,218		3.88%, 4/15/2018(d)	846	871
5.50%, 2/15/2019(d)	3,500	3,946		4.75%, 8/15/2022(d)	937	979
6.63%, 4/1/2018(d)	8,360	9,760		Basell Finance Co BV
Citigroup Inc				8.10%, 3/15/2027(d)	825	1,136
5.95%, 12/29/2049	1,729	1,811		Celanese US Holdings LLC
Regions Bank/Birmingham AL				4.63%, 11/15/2022	905	932
7.50%, 5/15/2018	700	868		Chemtura Corp
Royal Bank of Scotland Group PLC				7.88%, 9/1/2018	1,089	1,198
6.13%, 12/15/2022	2,291	2,465		Cornerstone Chemical Co
Royal Bank of Scotland NV				9.38%, 3/15/2018	245	260
0.98%, 3/9/2015(e)	1,001	977		Huntsman International LLC
Royal Bank of Scotland PLC/The				4.88%, 11/15/2020(d)	440	461
9.50%, 3/16/2022(e)	1,465	1,736		8.63%, 3/15/2020	740	838
Wachovia Capital Trust III				8.63%, 3/15/2021	2,150	2,473
5.57%, 3/29/2049(e)	3,409	3,426		LyondellBasell Industries NV
Wells Fargo & Co				5.00%, 4/15/2019	800	912
7.98%, 3/29/2049(e)	1,500	1,738		5.75%, 4/15/2024	400	482
		$70,714		6.00%, 11/15/2021	2,550	3,094

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

	Chemicals (continued)				Commercial Services (continued)
	Momentive Performance Materials Inc				Emergency Medical Services Corp
	8.88%, 10/15/2020	$5,710	$6,224		8.13%, 6/1/2019	$2,275	$2,520
	9.00%, 1/15/2021	9,741	8,450		FTI Consulting Inc
	10.00%, 10/15/2020	830	878		6.75%, 10/1/2020	750	817
	Olin Corp				Garda World Security Corp
	5.50%, 8/15/2022	900	938		9.75%, 3/15/2017(d)	1,315	1,414
	OMNOVA Solutions Inc				H&E Equipment Services Inc
	7.88%, 11/1/2018	700	753		7.00%, 9/1/2022(d)	1,219	1,350
	PetroLogistics LP / PetroLogistics Finance				Harland Clarke Holdings Corp
	Corp				6.00%, 5/15/2015(e)	2,315	2,292
	6.25%, 4/1/2020(d)	485	492		HDTFS Inc
	PolyOne Corp				6.25%, 10/15/2022	906	1,014
	5.25%, 3/15/2023(d)	1,514	1,597		Hertz Corp/The
	7.38%, 9/15/2020	1,257	1,411		4.25%, 4/1/2018(d)	430	447
	PQ Corp				5.88%, 10/15/2020	1,294	1,413
	8.75%, 5/1/2018(d)	3,315	3,580		6.75%, 4/15/2019	428	474
	Rain CII Carbon LLC / CII Carbon Corp				7.38%, 1/15/2021	180	204
	8.00%, 12/1/2018(d)	830	886		7.50%, 10/15/2018	194	215
	8.25%, 1/15/2021(d)	910	990		Iron Mountain Inc
	Rentech Nitrogen Partners LP / Rentech				5.75%, 8/15/2024	300	309
	Nitrogen Finance Corp				7.75%, 10/1/2019	2,189	2,474
	6.50%, 4/15/2021(d)	270	277		8.38%, 8/15/2021	2,615	2,922
	Tronox Finance LLC				Jaguar Holding Co I
	6.38%, 8/15/2020(d)	1,375	1,372		9.38%, PIK 10.13%, 10/15/2017(d),(f)	810	871
	US Coatings Acquisition Inc / Flash Dutch 2				Jaguar Holding Co II / Jaguar Merger Sub Inc
	BV				9.50%, 12/1/2019(d)	700	810
	7.38%, 5/1/2021(d)	1,279	1,366		Knowledge Universe Education LLC
			$43,553		7.75%, 2/1/2015(d)	1,865	1,828
					Lender Processing Services Inc
Coal	- 1.21%				5.75%, 4/15/2023	675	720
	Alpha Natural Resources Inc				Rent-A-Center Inc/TX
	6.00%, 6/1/2019	1,488	1,391		4.75%, 5/1/2021(d),(g)	112	113
	6.25%, 6/1/2021	2,201	2,025		RR Donnelley & Sons Co
	9.75%, 4/15/2018	1,360	1,476		7.25%, 5/15/2018	7,278	7,915
	Arch Coal Inc				7.63%, 6/15/2020	3,150	3,402
	7.00%, 6/15/2019	345	320		7.88%, 3/15/2021	2,885	3,145
	7.25%, 10/1/2020	1,030	948		8.25%, 3/15/2019	2,950	3,289
	7.25%, 6/15/2021	1,410	1,290		Service Corp International/US
	9.88%, 6/15/2019(d)	1,375	1,430
					7.00%, 5/15/2019	850	930
	Consol Energy Inc				8.00%, 11/15/2021	100	122
	6.38%, 3/1/2021	750	784		ServiceMaster Co/TN
	8.25%, 4/1/2020	1,005	1,126		7.00%, 8/15/2020(d)	460	477
	Peabody Energy Corp				8.00%, 2/15/2020	1,905	2,050
	6.00%, 11/15/2018	1,790	1,933		Speedy Cash Intermediate Holdings Corp
	6.25%, 11/15/2021	2,220	2,367		10.75%, 5/15/2018(d)	655	704
	Walter Energy Inc				TransUnion Holding Co Inc
	8.50%, 4/15/2021(d)	2,583	2,686
					8.13%, PIK 8.88%, 6/15/2018(d),(f)	427	459
			$17,776		United Rentals North America Inc
	Commercial Services - 4.37%				6.13%, 6/15/2023	3,150	3,394
	ACE Cash Express Inc				8.25%, 2/1/2021	1,225	1,396
	11.00%, 2/1/2019(d)	1,745	1,754		8.38%, 9/15/2020	875	989
	Ashtead Capital Inc						$64,306
	6.50%, 7/15/2022(d)	235	259
					Computers - 0.67%
	Avis Budget Car Rental LLC / Avis Budget				Seagate HDD Cayman
	Finance Inc				6.88%, 5/1/2020	815	885
	4.88%, 11/15/2017(d)	962	1,011
	5.50%, 4/1/2023(d)	457	471		7.00%, 11/1/2021	2,615	2,883
					7.75%, 12/15/2018	330	364
	8.25%, 1/15/2019	25	28		SunGard Data Systems Inc
	9.75%, 3/15/2020	440	523		6.63%, 11/1/2019(d)	3,095	3,293
	Catalent Pharma Solutions Inc				7.38%, 11/15/2018	905	977
	7.88%, 10/15/2018(d)	734	748
					7.63%, 11/15/2020	1,323	1,462
	Cenveo Corp						$9,864
	8.88%, 2/1/2018	1,500	1,519
	Ceridian Corp				Consumer Products - 2.02%
	8.88%, 7/15/2019(d)	1,935	2,271		American Achievement Corp
	12.25%, 11/15/2015	1,059	1,098		10.88%, 4/15/2016(d)	258	261
	11.25%, 11/15/2015(e)	2,495	2,585		Armored Autogroup Inc
	Deluxe Corp				9.25%, 11/1/2018(e)	1,025	985
	7.00%, 3/15/2019	1,425	1,560

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Consumer Products (continued)				Diversified Financial Services (continued)
Reynolds Group Issuer Inc / Reynolds Group				Nationstar Mortgage LLC / Nationstar Capital
Issuer LLC / Reynolds Group Issuer				Corp
(Luxembourg) S.A.				6.50%, 7/1/2021(d)	$232	$243
5.75%, 10/15/2020	$4,655	$4,877		7.88%, 10/1/2020(d)	327	366
6.88%, 2/15/2021(e)	2,295	2,501		9.63%, 5/1/2019(d)	125	144
7.13%, 4/15/2019	700	754		9.63%, 5/1/2019(d)	261	302
7.88%, 8/15/2019	5,125	5,740		Neuberger Berman Group LLC/Neuberger
8.25%, 2/15/2021	925	982		Berman Finance Corp
8.50%, 5/15/2018	1,450	1,544		5.63%, 3/15/2020(d)	500	531
9.00%, 4/15/2019	1,665	1,798		5.88%, 3/15/2022(d)	500	536
9.88%, 8/15/2019	7,045	7,907		ROC Finance LLC/ROC Finance 1 Corp
Spectrum Brands Escrow Corp				12.13%, 9/1/2018(d)	960	1,128
6.38%, 11/15/2020(d)	300	328				$49,374
6.63%, 11/15/2022(d)	825	910
Spectrum Brands Inc				Electric - 2.90%
6.75%, 3/15/2020	1,025	1,117		AES Corp/VA
		$29,704		4.88%, 5/15/2023	335	342
				Calpine Corp
Cosmetics & Personal Care - 0.06%				0.00%, 7/15/2013(a),(b),(c)	1,500	—
Revlon Consumer Products Corp				7.50%, 2/15/2021(d)	3,644	4,118
5.75%, 2/15/2021(d)	825	850		7.88%, 7/31/2020(d)	2,380	2,695
				7.88%, 1/15/2023(d)	1,750	2,004
				CMS Energy Corp
Distribution & Wholesale - 0.27%				6.55%, 7/17/2017	600	717
American Builders & Contractors Supply Co				Dynegy Holdings Inc

Inc				0.00%, 6/1/2015 (a),(b)	100	—
5.63%, 4/15/2021(d)	193	200
				0.00%, 6/1/2019(a),(b)	3,158	8
HD Supply Inc				0.00%, 10/15/2026(a),(b)	92	—
7.50%, 7/15/2020(d)	1,280	1,386
8.13%, 4/15/2019	867	981		Dynegy Roseton LLC / Dynegy Danskammer
				LLC Pass Through Trust Series B
10.50%, 1/15/2021	694	728		0.00%, 11/8/2016(a),(b)	2,773	49
VWR Funding Inc
7.25%, 9/15/2017(d)	655	697		Edison Mission Energy
				0.00%, 5/15/2017(a)	3,600	2,061
		$3,992		0.00%, 5/15/2019(a)	750	429
Diversified Financial Services - 3.36%				Energy Future Intermediate Holding Co LLC /
Aircastle Ltd				EFIH Finance Inc
6.25%, 12/1/2019	652	727		11.75%, 3/1/2022(d)	556	637
9.75%, 8/1/2018	800	913		10.00%, 12/1/2020	4,500	5,152
CNG Holdings Inc/OH				GenOn Energy Inc
9.38%, 5/15/2020(d)	1,747	1,730		7.88%, 6/15/2017	1,500	1,695
CNH Capital LLC				9.88%, 10/15/2020	1,160	1,340
3.63%, 4/15/2018(d)	510	519		IPALCO Enterprises Inc
3.88%, 11/1/2015	667	690		5.00%, 5/1/2018	1,170	1,264
E*TRADE Financial Corp				7.25%, 4/1/2016(d)	1,945	2,183
6.00%, 11/15/2017	225	238		NRG Energy Inc
6.38%, 11/15/2019	510	548		6.63%, 3/15/2023(d)	1,143	1,246
Ford Holdings LLC				7.63%, 1/15/2018	1,390	1,611
9.38%, 3/1/2020	1,060	1,396		7.63%, 5/15/2019	1,515	1,643
General Motors Financial Co Inc				7.88%, 5/15/2021	6,579	7,450
4.75%, 8/15/2017(d)	3,075	3,244		8.25%, 9/1/2020	5,235	5,955
Icahn Enterprises LP / Icahn Enterprises						$42,599
Finance Corp
8.00%, 1/15/2018	6,715	7,219		Electrical Components & Equipment - 0.03%
				International Wire Group Holdings Inc
ILFC E-Capital Trust I				8.50%, 10/15/2017(d)	403	415
4.68%, 12/21/2065(d),(e)	4,533	4,057
ILFC E-Capital Trust II
6.25%, 12/21/2065(d),(e)	1,167	1,109		Electronics - 0.44%
International Lease Finance Corp				Flextronics International Ltd
4.63%, 4/15/2021	87	89		4.63%, 2/15/2020(d)	2,970	3,037
5.88%, 8/15/2022	1,475	1,626		5.00%, 2/15/2023(d)	2,150	2,193
6.25%, 5/15/2019	1,430	1,603		Rexel SA
8.25%, 12/15/2020	3,332	4,165		5.25%, 6/15/2020(d)	708	747
8.62%, 9/15/2015(e)	1,635	1,864		Viasystems Inc
8.63%, 1/15/2022	3,480	4,524		7.88%, 5/1/2019(d)	440	469
8.75%, 3/15/2017(e)	4,405	5,297				$6,446
8.88%, 9/1/2017	3,410	4,139
Jefferies Finance LLC / JFIN Co-Issuer Corp				Engineering & Construction - 0.22%
7.38%, 4/1/2020(d)	411	427		Dycom Investments Inc
				7.13%, 1/15/2021	515	556

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Engineering & Construction (continued)				Food (continued)
MasTec Inc				JBS USA LLC / JBS USA Finance Inc
4.88%, 3/15/2023	$362	$362		7.25%, 6/1/2021(d)	$910	$965
New Enterprise Stone & Lime Co Inc				8.25%, 2/1/2020(d)	668	738
13.00%, PIK 9.00%, 3/15/2018(d),(f)	277	297		Pilgrim's Pride Corp
Tutor Perini Corp				7.88%, 12/15/2018	1,350	1,465
7.63%, 11/1/2018	1,974	2,092		Simmons Foods Inc
		$3,307		10.50%, 11/1/2017(d)	300	303
				Smithfield Foods Inc
Entertainment - 1.94%				7.75%, 7/1/2017	810	952
American Casino & Entertainment Properties				SUPERVALU Inc
LLC / ACEP Finance Corp				8.00%, 5/1/2016	2,145	2,349
11.00%, 6/15/2014	695	700		US Foods Inc
CCM Merger Inc				8.50%, 6/30/2019(d)	586	637
9.13%, 5/1/2019(d)	700	737
				Wells Enterprises Inc
Cedar Fair LP / Canada's Wonderland Co /				6.75%, 2/1/2020(d)	1,407	1,527
Magnum Management Corp						$15,368
5.25%, 3/15/2021(d)	2,260	2,310
9.13%, 8/1/2018	1,795	2,012		Forest Products & Paper - 0.43%
Chukchansi Economic Development				Abitibi Unsecured Notes Claims
Authority				0.00%, 6/20/2013(a),(c)	780	1
9.75%, 5/30/2020(d)	1,835	954		0.00%, 4/20/2014(a),(c)	533	1
Graton Economic Development Authority				0.00%, 4/1/2015(a),(c)	2,313	3
9.63%, 9/1/2019(d)	2,785	3,161		0.00%, 4/1/2028(a),(c)	320	—
Isle of Capri Casinos Inc				0.00%, 8/1/2030(a),(c)	85	—
5.88%, 3/15/2021(d)	1,042	1,060		Appleton Papers Inc
7.75%, 3/15/2019	605	665		10.50%, 6/15/2015(d)	690	730
Mohegan Tribal Gaming Authority				Boise Paper Holdings LLC / Boise Co-Issuer
11.00%, 9/15/2018(d)	4,715	4,515		Co
10.50%, 12/15/2016(d)	595	592		8.00%, 4/1/2020	500	561
Peninsula Gaming LLC / Peninsula Gaming				Cascades Inc
Corp				7.75%, 12/15/2017	395	422
8.38%, 2/15/2018(d)	2,395	2,587		7.88%, 1/15/2020	400	432
Pinnacle Entertainment Inc				Clearwater Paper Corp
7.75%, 4/1/2022	2,325	2,546		4.50%, 2/1/2023(d)	370	368
Regal Entertainment Group				Resolute Forest Products Inc
5.75%, 2/1/2025	765	771		5.88%, 5/15/2023(d),(g)	565	558
Seminole Indian Tribe of Florida				10.25%, 10/15/2018	2,313	2,701
7.75%, 10/1/2017(d)	1,355	1,463		Unifrax I LLC / Unifrax Holding Co
Seneca Gaming Corp				7.50%, 2/15/2019(d)	498	518
8.25%, 12/1/2018(d)	1,380	1,490				$6,295
Shingle Springs Tribal Gaming Authority
9.38%, 6/15/2015(d)	709	709		Hand & Machine Tools - 0.20%
Six Flags Entertainment Corp				BC Mountain LLC / BC Mountain Finance
5.25%, 1/15/2021(d)	790	818		Inc
				7.00%, 2/1/2021(d)	1,038	1,116
Speedway Motorsports Inc
6.75%, 2/1/2019(d)	875	940		Milacron LLC / Mcron Finance Corp
				7.75%, 2/15/2021(d)	733	762
WMG Acquisition Corp
6.00%, 1/15/2021(d)	403	431		Thermadyne Holdings Corp
		$28,461		9.00%, 12/15/2017	910	997
						$2,875
Environmental Control - 0.06%
Casella Waste Systems Inc				Healthcare - Products - 0.50%
7.75%, 2/15/2019	600	581		Biomet Inc
				6.50%, 8/1/2020(d)	2,680	2,921
Clean Harbors Inc				6.50%, 10/1/2020(d)	700	731
5.13%, 6/1/2021(d)	300	314
		$895		ConvaTec Healthcare E SA
				10.50%, 12/15/2018(d)	400	450
Food - 1.04%				DJO Finance LLC / DJO Finance Corp
ARAMARK Corp				7.75%, 4/15/2018	395	413
5.75%, 3/15/2020(d)	1,085	1,136		9.88%, 4/15/2018	370	408
Dean Foods Co				Hologic Inc
7.00%, 6/1/2016	230	261		6.25%, 8/1/2020	1,595	1,723
9.75%, 12/15/2018	255	297		Mallinckrodt International Finance SA
Dole Food Co Inc				3.50%, 4/15/2018(d)	136	138
8.00%, 10/1/2016(d)	275	286		4.75%, 4/15/2023(d)	510	525
ESAL GmbH						$7,309
6.25%, 2/5/2023(d)	335	333
Hawk Acquisition Sub Inc				Healthcare - Services - 5.17%
4.25%, 10/15/2020(d)	3,717	3,763		Acadia Healthcare Co Inc
				6.13%, 3/15/2021(d)	456	477
Ingles Markets Inc
8.88%, 5/15/2017	340	356

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Healthcare - Services (continued)				Home Builders (continued)
Amsurg Corp				Lennar Corp (continued)
5.63%, 11/30/2020(d)	$1,075	$1,134		6.95%, 6/1/2018	$515	$590
CDRT Holding Corp				12.25%, 6/1/2017	310	415
9.25%, PIK 10.00%, 10/1/2017(d),(f)	1,025	1,070		M/I Homes Inc
CHS/Community Health Systems Inc				8.63%, 11/15/2018	1,232	1,367
5.13%, 8/15/2018	4,135	4,424		MDC Holdings Inc
7.13%, 7/15/2020	825	922		6.00%, 1/15/2043	237	232
8.00%, 11/15/2019	1,980	2,245		Meritage Homes Corp
DaVita HealthCare Partners Inc				7.00%, 4/1/2022	397	448
5.75%, 8/15/2022	2,285	2,434		7.15%, 4/15/2020	216	243
6.38%, 11/1/2018	650	695		Ryland Group Inc/The
6.63%, 11/1/2020	1,165	1,277		5.38%, 10/1/2022	1,575	1,634
Fresenius Medical Care US Finance II Inc				Standard Pacific Corp
5.63%, 7/31/2019(d)	894	999		8.38%, 5/15/2018	290	345
5.88%, 1/31/2022(d)	2,330	2,668		8.38%, 1/15/2021	985	1,179
Fresenius Medical Care US Finance Inc				10.75%, 9/15/2016	666	831
5.75%, 2/15/2021(d)	705	802		Taylor Morrison Communities Inc / Monarch
6.50%, 9/15/2018(d)	3,020	3,495		Communities Inc
HCA Holdings Inc				5.25%, 4/15/2021(d)	693	709
6.25%, 2/15/2021	1,850	2,026		7.75%, 4/15/2020(d)	143	160
HCA Inc				7.75%, 4/15/2020(d)	32	36
4.75%, 5/1/2023	2,115	2,205		Toll Brothers Finance Corp
5.88%, 3/15/2022	1,875	2,081		4.38%, 4/15/2023	405	412
5.88%, 5/1/2023	630	685		5.88%, 2/15/2022	752	841
6.38%, 1/15/2015	1,058	1,140				$19,086
6.50%, 2/15/2020	2,975	3,436
7.05%, 12/1/2027	465	471		Housewares - 0.04%
7.50%, 2/15/2022	3,605	4,308		RSI Home Products Inc
				6.88%, 3/1/2018(d)	537	561
7.50%, 12/15/2023	1,285	1,394
7.69%, 6/15/2025	1,430	1,548
8.00%, 10/1/2018	1,200	1,426		Insurance - 1.08%
8.50%, 4/15/2019	428	472		American International Group Inc
Health Management Associates Inc				8.18%, 5/15/2068	3,698	5,001
6.13%, 4/15/2016	500	551		Fidelity & Guaranty Life Holdings Inc
7.38%, 1/15/2020	2,920	3,241		6.38%, 4/1/2021(d)	512	531
IASIS Healthcare LLC / IASIS Capital Corp				Hartford Financial Services Group Inc
8.38%, 5/15/2019	2,845	3,009		8.13%, 6/15/2068(e)	610	725
MultiPlan Inc				Hub International Ltd
9.88%, 9/1/2018(d)	1,700	1,915		8.13%, 10/15/2018(d)	602	648
National Mentor Holdings Inc				Liberty Mutual Group Inc
12.50%, 2/15/2018(d)	670	727		7.80%, 3/7/2087(d)	2,426	2,851
Tenet Healthcare Corp				10.75%, 6/15/2088(d),(e)	2,703	4,190
4.50%, 4/1/2021(d)	1,940	1,979		Onex USI Acquisition Corp
4.75%, 6/1/2020(d)	1,925	2,002		7.75%, 1/15/2021(d)	1,091	1,124
6.25%, 11/1/2018	4,558	5,139		Prudential Financial Inc
6.75%, 2/1/2020	1,480	1,606		5.63%, 6/15/2043(e)	788	827
8.00%, 8/1/2020	1,229	1,383				$15,897
8.88%, 7/1/2019	1,530	1,729
United Surgical Partners International Inc				Internet - 0.34%
9.00%, 4/1/2020	3,960	4,474		CyrusOne LP / CyrusOne Finance Corp
				6.38%, 11/15/2022(d)	405	431
Vanguard Health Holding Co II
LLC/Vanguard Holding Co II Inc				eAccess Ltd
				8.25%, 4/1/2018(d)	1,124	1,259
7.75%, 2/1/2019	4,140	4,497
		$76,086		Equinix Inc
				4.88%, 4/1/2020	293	306
Home Builders - 1.30%				7.00%, 7/15/2021	465	527
Brookfield Residential Properties Inc				Netflix Inc
6.50%, 12/15/2020(d)	605	651		5.38%, 2/1/2021(d)	629	648
DR Horton Inc				Zayo Group LLC / Zayo Capital Inc
4.38%, 9/15/2022	1,309	1,332		8.13%, 1/1/2020	350	395
K Hovnanian Enterprises Inc				10.13%, 7/1/2020	1,245	1,472
7.25%, 10/15/2020(d)	405	452				$5,038
9.13%, 11/15/2020(d)	125	142
11.88%, 10/15/2015	475	545		Iron & Steel - 1.77%
KB Home				AK Steel Corp
				8.75%, 12/1/2018(d)	830	921
7.50%, 9/15/2022	540	616
9.10%, 9/15/2017	280	335		APERAM
				7.75%, 4/1/2018(d)	1,050	1,032
Lennar Corp
4.75%, 12/15/2017	2,550	2,700		ArcelorMittal
4.75%, 11/15/2022(d)	2,850	2,871		5.00%, 2/25/2017(e)	1,500	1,591

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Iron & Steel (continued)				Machinery - Diversified - 0.47%
ArcelorMittal (continued)				Case New Holland Inc
5.75%, 8/5/2020(e)	$6,014	$6,362		7.88%, 12/1/2017	$3,580	$4,260
6.00%, 3/1/2021(e)	190	201		Cleaver-Brooks Inc
6.13%, 6/1/2018	1,390	1,523		8.75%, 12/15/2019(d)	190	210
6.75%, 2/25/2022	3,515	3,856		Columbus McKinnon Corp/NY
7.50%, 10/15/2039	2,525	2,657		7.88%, 2/1/2019	750	808
10.35%, 6/1/2019(e)	2,275	2,890		Liberty Tire Recycling
Bluescope Steel Ltd / Bluescope Steel				11.00%, 10/1/2016(d)	298	306
Finance				Manitowoc Co Inc/The
7.13%, 5/1/2018(d)	189	195		8.50%, 11/1/2020	1,160	1,322
Commercial Metals Co						$6,906
6.50%, 7/15/2017	455	498
7.35%, 8/15/2018	500	552		Media - 7.38%
Ryerson Inc / Joseph T Ryerson & Son Inc				AMC Networks Inc
9.00%, 10/15/2017(d)	620	676		7.75%, 7/15/2021	1,000	1,150
Steel Dynamics Inc				Cablevision Systems Corp
5.25%, 4/15/2023(d)	550	569		5.88%, 9/15/2022	839	849
6.13%, 8/15/2019(d)	390	427		8.00%, 4/15/2020	1,230	1,414
6.38%, 8/15/2022(d)	520	569		CCO Holdings LLC / CCO Holdings Capital
7.63%, 3/15/2020	500	560		Corp
United States Steel Corp				5.13%, 2/15/2023	1,386	1,400
				5.25%, 3/15/2021(d)	3,236	3,317
6.88%, 4/1/2021	382	394
7.38%, 4/1/2020	525	554		5.25%, 9/30/2022	810	825
				5.75%, 9/1/2023(d)	1,415	1,468
		$26,027		5.75%, 1/15/2024(g)	3,145	3,275
Leisure Products & Services - 0.03%				6.50%, 4/30/2021	1,924	2,088
Sabre Inc				7.25%, 10/30/2017	505	547
8.50%, 5/15/2019(d)	450	501		8.13%, 4/30/2020	3,380	3,819
				Cequel Communications Holdings I LLC /
				Cequel Capital Corp
Lodging - 2.68%				6.38%, 9/15/2020(d)	4,737	5,045
Ameristar Casinos Inc				8.63%, 11/15/2017(d)	2,011	2,154
7.50%, 4/15/2021	1,810	2,018
Boyd Gaming Corp				Clear Channel Communications Inc
				5.50%, 9/15/2014	1,610	1,586
7.13%, 2/1/2016	665	673		9.00%, 12/15/2019(d)	80	80
Caesars Entertainment Operating Co Inc				11.25%, 3/1/2021(d)	3,744	3,968
8.50%, 2/15/2020	1,325	1,279
9.00%, 2/15/2020(d)	1,935	1,906		10.75%, 8/1/2016	1,440	1,238
				Clear Channel Worldwide Holdings Inc
Caesars Operating Escrow LLC / Caesars				6.50%, 11/15/2022(d)	1,263	1,342
Escrow Corp				6.50%, 11/15/2022(d)	4,362	4,678
9.00%, 2/15/2020(d)	760	749
9.00%, 2/15/2020(d)	180	177		7.63%, 3/15/2020	4,585	4,941
CityCenter Holdings LLC / CityCenter				7.63%, 3/15/2020	150	160
				Cogeco Cable Inc
Finance Corp				4.88%, 5/1/2020(d)	417	425
7.63%, 1/15/2016	2,750	2,953
10.75%, PIK 11.50%, 1/15/2017(f)	1,150	1,272		CSC Holdings LLC
Downstream Development Authority of the				6.75%, 11/15/2021	3,660	4,181
Quapaw Tribe of Oklahoma				7.63%, 7/15/2018	1,050	1,234

10.50%, 7/1/2019 (d)	890	1,003		Cumulus Media Holdings Inc
MGM Resorts International				7.75%, 5/1/2019	5,205	5,309
				DISH DBS Corp
6.63%, 12/15/2021	2,530	2,748		4.25%, 4/1/2018(d)	2,255	2,216
6.75%, 10/1/2020(d)	4,455	4,889
				4.63%, 7/15/2017	800	812
7.63%, 1/15/2017	2,025	2,299		5.00%, 3/15/2023(c),(d)	3,030	2,939
7.75%, 3/15/2022	4,110	4,696		5.13%, 5/1/2020(d)	8,177	8,095
8.63%, 2/1/2019	340	403
10.00%, 11/1/2016	2,730	3,310		5.88%, 7/15/2022	2,519	2,570
Station Casinos LLC				6.75%, 6/1/2021	6,520	7,042

7.50%, 3/1/2021 (d)	3,730	3,935		7.88%, 9/1/2019	295	336
Studio City Finance Ltd				Gannett Co Inc
8.50%, 12/1/2020(d)	1,175	1,313		7.13%, 9/1/2018	4,780	5,210
				9.38%, 11/15/2017	855	928
Wynn Las Vegas LLC / Wynn Las Vegas				Harron Communications LP/Harron Finance
Capital Corp				Corp

7.75%, 8/15/2020	3,281	3,757		9.13%, 4/1/2020(d)	465	527
		$39,380		Liberty Interactive LLC
Machinery - Construction & Mining - 0.15%				8.25%, 2/1/2030	750	840
Terex Corp				McGraw-Hill Global Education Holdings LLC
6.00%, 5/15/2021	1,105	1,188		/ McGraw-Hill Global Education Finance
6.50%, 4/1/2020	950	1,035		9.75%, 4/1/2021(d)	386	398
		$2,223		Media General Inc
				11.75%, 2/15/2017	1,250	1,412

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Media (continued)				Office & Business Equipment - 0.07%
Mediacom Broadband LLC / Mediacom				CDW LLC / CDW Finance Corp
Broadband Corp				8.50%, 4/1/2019	$900	$1,009
6.38%, 4/1/2023	$195	$205
Mediacom LLC / Mediacom Capital Corp
7.25%, 2/15/2022	100	110		Oil & Gas - 9.25%
				Alta Mesa Holdings LP / Alta Mesa Finance
9.13%, 8/15/2019	805	900		Services Corp
Nexstar Broadcasting Inc
6.88%, 11/15/2020(d)	325	346		9.63%, 10/15/2018	842	905
Quebecor Media Inc				Antero Resources Finance Corp

5.75%, 1/15/2023 (d)	690	719		6.00%, 12/1/2020	1,587	1,678
Quebecor World PLC				Bill Barrett Corp

0.00%, 11/15/2013 (a),(b),(c)	1,075	9		7.00%, 10/15/2022	1,175	1,263
0.00%, 1/15/2015(a),(b),(c)	480	4		7.63%, 10/1/2019	725	790
0.00%, 8/1/2027(a),(b),(c)	830	7		9.88%, 7/15/2016	250	267
				Bluewater Holding BV
Sinclair Television Group Inc				3.28%, 7/17/2014(d),(e)	1,600	1,556
5.38%, 4/1/2021(d)	376	381
6.13%, 10/1/2022(d)	1,010	1,071		Calumet Specialty Products Partners
Sirius XM Radio Inc				LP/Calumet Finance Corp

5.25%, 8/15/2022 (d)	800	826		9.38%, 5/1/2019	166	186
				9.63%, 8/1/2020(d)	712	810
8.75%, 4/1/2015(d)	1,030	1,154
				Chesapeake Energy Corp
Unitymedia Hessen GmbH & Co KG /				3.25%, 3/15/2016	254	257
Unitymedia NRW GmbH
5.50%, 1/15/2023(d)	1,045	1,082		5.38%, 6/15/2021	640	667
Univision Communications Inc				5.75%, 3/15/2023	1,775	1,925

6.75%, 9/15/2022(d)	2,150	2,387		6.13%, 2/15/2021	1,962	2,158
6.88%, 5/15/2019(d)	2,450	2,677		6.50%, 8/15/2017	2,200	2,464
7.88%, 11/1/2020(d)	2,000	2,250		6.63%, 8/15/2020	2,160	2,443
8.50%, 5/15/2021(d)	1,324	1,476		Chesapeake Oilfield Operating LLC /
				Chesapeake Oilfield Finance Inc
XM Satellite Radio Inc				6.63%, 11/15/2019(d)	575	592
7.63%, 11/1/2018(d)	2,750	3,052
				Cimarex Energy Co
		$108,474		5.88%, 5/1/2022	2,452	2,673
Metal Fabrication & Hardware - 0.01%				Citgo Petroleum Corp
Wolverine Tube Inc				11.50%, 7/1/2017(d)	825	949
6.00%, PIK 6.00%, 6/28/2014(b),(c),(f)	193	196		Comstock Resources Inc
				7.75%, 4/1/2019	550	589
				8.38%, 10/15/2017	350	373
Mining - 1.31%				9.50%, 6/15/2020	1,201	1,351
FMG Resources August 2006 Pty Ltd				Concho Resources Inc
6.00%, 4/1/2017(d)	1,013	1,054
6.38%, 2/1/2016(d)	960	996		5.50%, 10/1/2022	265	283
6.88%, 2/1/2018(d)	1,033	1,100		5.50%, 4/1/2023	1,310	1,395
6.88%, 4/1/2022(d)	2,663	2,857		6.50%, 1/15/2022	1,515	1,682
7.00%, 11/1/2015(d)	5,095	5,337		7.00%, 1/15/2021	975	1,097
8.25%, 11/1/2019(d)	3,115	3,426		Continental Resources Inc/OK
				4.50%, 4/15/2023(d)	810	864
Hecla Mining Co				5.00%, 9/15/2022	450	489
6.88%, 5/1/2021(d)	752	746
				7.13%, 4/1/2021	500	576
Inmet Mining Corp				7.38%, 10/1/2020	875	1,011
7.50%, 6/1/2021(d)	380	397
8.75%, 6/1/2020(d)	975	1,053		CVR Refining LLC / Coffeyville Finance Inc
				6.50%, 11/1/2022(d)	816	840
Noranda Aluminum Acquisition Corp				Denbury Resources Inc
11.00%, 6/1/2019(d)	225	223
				8.25%, 2/15/2020	890	1,010
Novelis Inc/GA				EP Energy LLC / EP Energy Finance Inc
8.75%, 12/15/2020	1,500	1,702		9.38%, 5/1/2020	9,284	10,816
Prince Mineral Holding Corp				EP Energy LLC / Everest Acquisition Finance
11.50%, 12/15/2019(d)	325	362
				Inc
		$19,253		6.88%, 5/1/2019	330	361
Miscellaneous Manufacturing - 0.39%				7.75%, 9/1/2022	1,962	2,251
Bombardier Inc				EPE Holdings LLC / EP Energy Bond Co Inc
6.13%, 1/15/2023(d)	2,023	2,187		8.13%, PIK 8.88%, 12/15/2017(d),(f)	2,913	3,102
JB Poindexter & Co Inc				EXCO Resources Inc
9.00%, 4/1/2022(d)	1,299	1,366		7.50%, 9/15/2018	5,005	4,955
JM Huber Corp				Forest Oil Corp
9.88%, 11/1/2019(d)	435	494		7.25%, 6/15/2019	1,850	1,873
Trinseo Materials Operating SCA / Trinseo				7.50%, 9/15/2020(d)	3,805	4,052
Materials Finance Inc				Hilcorp Energy I LP / Hilcorp Finance Co
8.75%, 2/1/2019(d)	1,653	1,653		7.63%, 4/15/2021(d)	781	865
				8.00%, 2/15/2020(d)	1,150	1,277
		$5,700

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Linn Energy LLC / Linn Energy Finance				Western Refining Inc
Corp				6.25%, 4/1/2021(d)	$328	$339
6.25%, 11/1/2019(d)	$2,500	$2,613		WPX Energy Inc
7.75%, 2/1/2021	2,155	2,360		5.25%, 1/15/2017	2,486	2,661
8.63%, 4/15/2020	3,065	3,425		6.00%, 1/15/2022	5,673	6,141
MEG Energy Corp						$135,986
6.38%, 1/30/2023(d)	172	181
6.50%, 3/15/2021(d)	700	751		Oil & Gas Services - 0.80%
Midstates Petroleum Co Inc / Midstates				Basic Energy Services Inc
Petroleum Co LLC				7.75%, 2/15/2019	150	157
10.75%, 10/1/2020(d)	442	486		7.75%, 10/15/2022	1,004	1,057
Newfield Exploration Co				Hiland Partners LP / Hiland Partners Finance
5.63%, 7/1/2024	2,574	2,767		Corp
				7.25%, 10/1/2020(d)	1,790	1,991
5.75%, 1/30/2022	6,600	7,301
6.88%, 2/1/2020	500	545		Key Energy Services Inc
7.13%, 5/15/2018	300	312		6.75%, 3/1/2021	2,884	3,014
Ocean Rig UDW Inc				Oil States International Inc
				5.13%, 1/15/2023(d)	295	303
9.50%, 4/27/2016(d)	600	633
PBF Holding Co LLC / PBF Finance Corp				6.50%, 6/1/2019	1,550	1,666
8.25%, 2/15/2020	646	730		Petroleum Geo-Services ASA
				7.38%, 12/15/2018(d)	1,023	1,138
Plains Exploration & Production Co
6.50%, 11/15/2020	825	920		Sea Trucks Group
				9.00%, 3/26/2018(d)	700	709
6.75%, 2/1/2022	1,250	1,413
6.88%, 2/15/2023	825	939		Trinidad Drilling Ltd
				7.88%, 1/15/2019(d)	1,525	1,658
Precision Drilling Corp
6.50%, 12/15/2021	435	471				$11,693
6.63%, 11/15/2020	740	797		Packaging & Containers - 1.63%
QEP Resources Inc				Ardagh Packaging Finance PLC
5.25%, 5/1/2023	409	435		7.38%, 10/15/2017(d)	1,550	1,709
5.38%, 10/1/2022	1,875	1,997		9.13%, 10/15/2020(d)	1,200	1,356
6.88%, 3/1/2021	1,375	1,585		Ardagh Packaging Finance PLC / Ardagh MP
Range Resources Corp				Holdings USA Inc
5.00%, 8/15/2022	75	80		4.88%, 11/15/2022(d)	200	204
5.00%, 3/15/2023(d)	554	590		7.00%, 11/15/2020(d)	375	397
5.75%, 6/1/2021	2,740	2,994		9.13%, 10/15/2020(d)	197	222
8.00%, 5/15/2019	185	203		Ball Corp
Rosetta Resources Inc				5.00%, 3/15/2022	335	356
5.63%, 5/1/2021(g)	2,140	2,231		5.75%, 5/15/2021	390	425
Sabine Oil & Gas LLC / Sabine Oil & Gas				6.75%, 9/15/2020	250	276
Finance Corp				Berry Plastics Corp
9.75%, 2/15/2017	1,000	1,028		9.50%, 5/15/2018	726	808
Samson Investment Co				9.75%, 1/15/2021	9,985	11,832
9.75%, 2/15/2020(d)	2,835	3,012		Constar International
SandRidge Energy Inc				11.00%, PIK 10.50%, 12/31/2017(b),(f)	803	120
7.50%, 3/15/2021	3,350	3,476		Crown Americas LLC / Crown Americas
7.50%, 2/15/2023	1,285	1,324		Capital Corp IV
8.13%, 10/15/2022	3,760	4,004		4.50%, 1/15/2023(d)	937	957
Seadrill Ltd				Graphic Packaging International Inc
5.63%, 9/15/2017(d)	357	365		4.75%, 4/15/2021	714	742
6.50%, 10/5/2015	500	525		Owens-Brockway Glass Container Inc
Shelf Drilling Holdings Ltd				7.38%, 5/15/2016	1,685	1,929
8.63%, 11/1/2018(d)	485	519		Sealed Air Corp
SM Energy Co				5.25%, 4/1/2023(d)	367	380
6.50%, 11/15/2021	1,670	1,837		6.50%, 12/1/2020(d)	500	559
6.50%, 1/1/2023	250	276		8.13%, 9/15/2019(d)	750	859
6.63%, 2/15/2019	1,433	1,542		8.38%, 9/15/2021(d)	675	790
Stone Energy Corp				Smurfit-Stone Container Enterprises Inc
7.50%, 11/15/2022	918	1,005		0.00%, 3/15/2017(a),(c)	2,475	5
Swift Energy Co						$23,926
7.13%, 6/1/2017	750	769
7.88%, 3/1/2022	1,265	1,319		Pharmaceuticals - 1.49%
8.88%, 1/15/2020	392	426		Elan Finance PLC / Elan Finance Corp
Talos Production LLC / Talos Production				6.25%, 10/15/2019(d)	1,047	1,236
Finance Inc				Endo Health Solutions Inc
9.75%, 2/15/2018(d)	656	646		7.00%, 7/15/2019	1,560	1,708
Unit Corp				7.00%, 12/15/2020	900	988
6.63%, 5/15/2021	2,750	2,943		7.25%, 1/15/2022	150	164
W&T Offshore Inc				Omnicare Inc
8.50%, 6/15/2019	2,179	2,375		7.75%, 6/1/2020	1,500	1,693

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Pharmaceuticals (continued)				Real Estate (continued)
Sky Growth Acquisition Corp				Kennedy-Wilson Inc
7.38%, 10/15/2020(d)	$735	$785		8.75%, 4/1/2019	$705	$775
Valeant Pharmaceuticals International				Mattamy Group Corp
6.38%, 10/15/2020(d)	9,515	10,538		6.50%, 11/15/2020(d)	711	702
6.75%, 10/1/2017(d)	1,940	2,105		Realogy Group LLC
6.75%, 8/15/2021(d)	600	663		7.63%, 1/15/2020(d)	1,305	1,498
6.88%, 12/1/2018(d)	750	817				$4,108
7.00%, 10/1/2020(d)	250	276
7.25%, 7/15/2022(d)	875	991		REITS - 0.66%
		$21,964		CNL Lifestyle Properties Inc
				7.25%, 4/15/2019	550	557
Pipelines - 2.65%				Corrections Corp of America
Access Midstream Partners LP / ACMP				4.13%, 4/1/2020(d)	244	252
Finance Corp				4.63%, 5/1/2023(d)	246	256
4.88%, 5/15/2023	3,742	3,863		Felcor Lodging LP
6.13%, 7/15/2022	2,698	2,968		6.75%, 6/1/2019	525	574
Atlas Pipeline Partners LP / Atlas Pipeline				Omega Healthcare Investors Inc
Finance Corp				6.75%, 10/15/2022	2,840	3,160
5.88%, 8/1/2023(d)	729	747		7.50%, 2/15/2020	2,635	2,938
Crestwood Midstream Partners LP / Crestwood				RHP Hotel Properties LP / RHP Finance
Midstream Finance Corp				Corp
7.75%, 4/1/2019(d)	400	418		5.00%, 4/15/2021(d)	767	784
El Paso LLC				Weyerhaeuser Co
7.00%, 6/15/2017	285	328		8.50%, 1/15/2025	799	1,144
7.25%, 6/1/2018	1,140	1,333				$9,665
7.75%, 1/15/2032	775	883
7.80%, 8/1/2031	3,670	4,153		Retail - 4.50%
Energy Transfer Equity LP				AmeriGas Finance LLC/AmeriGas Finance
7.50%, 10/15/2020	2,875	3,364		Corp
Genesis Energy LP / Genesis Energy Finance				6.75%, 5/20/2020	3,590	3,976
Corp				7.00%, 5/20/2022	4,238	4,736
5.75%, 2/15/2021(d)	725	763		AmeriGas Partners LP/AmeriGas Finance
7.88%, 12/15/2018	625	688		Corp
Holly Energy Partners LP / Holly Energy				6.25%, 8/20/2019	1,125	1,218
Finance Corp				Burlington Holdings LLC / Burlington
6.50%, 3/1/2020	325	351		Holding Finance Inc
				9.00%, PIK 9.75%, 2/15/2018(d),(f)	382	396
8.25%, 3/15/2018(c)	500	542
Inergy Midstream LP / NRGM Finance Corp				CKE Inc
				10.50%, PIK 11.25%, 3/14/2016(d),(f)	260	274
6.00%, 12/15/2020(d)	270	285
MarkWest Energy Partners LP / MarkWest				CKE Restaurants Inc
Energy Finance Corp				11.38%, 7/15/2018	88	92
4.50%, 7/15/2023	4,937	5,147		Claire's Stores Inc
5.50%, 2/15/2023	1,500	1,646		8.88%, 3/15/2019	2,822	3,027
				9.00%, 3/15/2019(d)	2,586	2,964
6.25%, 6/15/2022	344	383
6.75%, 11/1/2020	865	956		Coinstar Inc
				6.00%, 3/15/2019(d)	480	498
Regency Energy Partners LP / Regency Energy
Finance Corp				CST Brands Inc
				5.00%, 5/1/2023(d),(g)	385	395
4.50%, 11/1/2023(d)	1,105	1,144
5.50%, 4/15/2023	610	668		Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 7/15/2021	1,250	1,400		6.50%, 5/1/2021	1,763	1,856
6.88%, 12/1/2018	2,565	2,802		9.13%, 10/1/2017	2,600	2,782
Rockies Express Pipeline LLC				Gymboree Corp
6.00%, 1/15/2019(d)	500	492		9.13%, 12/1/2018	500	497
Sabine Pass Liquefaction LLC				JC Penney Corp Inc
5.63%, 2/1/2021(d)	411	425		7.13%, 11/15/2023	695	1,001
5.63%, 4/15/2023(d)	984	1,011		Jo-Ann Stores Holdings Inc
				9.75%, PIK 10.50%, 10/15/2019(d),(f)	600	647
Targa Resources Partners LP / Targa
Resources Partners Finance Corp				Neebo Inc
				15.00%, 6/30/2016(b),(c),(d)	299	296
6.38%, 8/1/2022	400	447
6.88%, 2/1/2021	625	695		New Albertsons Inc
7.88%, 10/15/2018	486	535		7.45%, 8/1/2029	930	727
Tesoro Logistics LP / Tesoro Logistics Finance				8.00%, 5/1/2031	973	777
Corp				8.70%, 5/1/2030	72	60
5.88%, 10/1/2020(d)	473	508		Party City Holdings Inc
				8.88%, 8/1/2020(d)	2,372	2,680
		$38,945		Radio Systems Corp
Real Estate - 0.28%				8.38%, 11/1/2019(d)	1,212	1,318
CBRE Services Inc				Real Mex Restaurants Inc
6.63%, 10/15/2020	1,035	1,133		19.00%, 3/21/2016(b),(c)	315	175
				18.00%, 3/21/2016(b),(c)	35	35

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Retail (continued)				Telecommunications (continued)
Real Mex Restaurants Inc (continued)				Avaya Inc
11.00%, PIK 0.55%, 3/21/2016(b),(c),(f)	$186	$186		7.00%, 4/1/2019(d)	$480	$462
Rite Aid Corp				9.00%, 4/1/2019(d)	900	918
7.50%, 3/1/2017	2,750	2,832		10.50%, 3/1/2021(d)	863	796
8.00%, 8/15/2020	2,243	2,563		Brightstar Corp
9.25%, 3/15/2020	645	747		9.50%, 12/1/2016(d)	795	862
9.50%, 6/15/2017	3,000	3,120		CenturyLink Inc
10.25%, 10/15/2019	740	853		5.63%, 4/1/2020	580	619
Sears Holdings Corp				6.45%, 6/15/2021	4,970	5,503
6.63%, 10/15/2018	9,118	9,049		Cincinnati Bell Inc
Serta Simmons Holdings LLC				8.25%, 10/15/2017	150	160
8.13%, 10/1/2020(d)	149	159		8.38%, 10/15/2020	171	183
Suburban Propane Partners LP/Suburban				8.75%, 3/15/2018	420	428
Energy Finance Corp				Citizens Communications Co
7.38%, 8/1/2021	1,073	1,194		7.13%, 3/15/2019	690	754
7.50%, 10/1/2018	2,652	2,891		Clearwire Communications LLC/Clearwire
Tops Holding Corp / Tops Markets LLC				Finance Inc
8.88%, 12/15/2017(d)	750	837		14.75%, 12/1/2016(d)	1,240	1,717
Toys R US - Delaware Inc				12.00%, 12/1/2015(d)	1,767	1,891
7.38%, 9/1/2016(d)	1,500	1,562		Cricket Communications Inc
Toys R Us Property Co I LLC				7.75%, 10/15/2020	2,586	2,631
10.75%, 7/15/2017	4,670	4,991		Crown Castle International Corp
Toys R Us Property Co II LLC				5.25%, 1/15/2023	1,056	1,106
8.50%, 12/1/2017	3,925	4,214		Embarq Corp
Wok Acquisition Corp				8.00%, 6/1/2036	1,210	1,332
10.25%, 6/30/2020(d)	475	522		Frontier Communications Corp
		$66,147		7.13%, 1/15/2023	348	360
				7.63%, 4/15/2024	1,618	1,687
Semiconductors - 0.79%				8.25%, 5/1/2014	2	2
Advanced Micro Devices Inc				8.50%, 4/15/2020	210	241
7.75%, 8/1/2020	705	691		8.75%, 4/15/2022	320	360
Amkor Technology Inc				9.00%, 8/15/2031	5,560	5,796
6.38%, 10/1/2022	3,700	3,811		9.25%, 7/1/2021	500	584
6.63%, 6/1/2021	626	647		Goodman Networks Inc
Freescale Semiconductor Inc				13.12%, 7/1/2018(d),(e)	960	1,066
8.05%, 2/1/2020	1,923	2,072		Hughes Satellite Systems Corp
9.25%, 4/15/2018(d)	3,035	3,338
				6.50%, 6/15/2019	1,735	1,930
NXP BV / NXP Funding LLC				Intelsat Jackson Holdings SA
5.75%, 2/15/2021(d)	297	315
				6.63%, 12/15/2022(d)	380	411
5.75%, 3/15/2023(d)	232	245
				7.25%, 4/1/2019	220	242
Sensata Technologies BV				7.25%, 10/15/2020	2,870	3,186
4.88%, 10/15/2023(d)	552	564
				7.50%, 4/1/2021	650	733
		$11,683		Intelsat Luxembourg SA
Software - 1.96%				7.75%, 6/1/2021(d)	3,611	3,809
First Data Corp				8.13%, 6/1/2023(d)	2,444	2,603
6.75%, 11/1/2020(d)	4,540	4,869		11.25%, 2/4/2017	754	803
7.38%, 6/15/2019(d)	1,300	1,414		iPCS Inc
8.25%, 1/15/2021(d)	2,248	2,388		2.42%, 5/1/2013(e)	550	550
8.75%, PIK 10.00%, 1/15/2022(d),(f)	1,145	1,231		Level 3 Communications Inc
11.25%, 1/15/2021(d)	2,897	3,027		8.88%, 6/1/2019(d)	1,385	1,530
12.63%, 1/15/2021	4,717	5,118		11.88%, 2/1/2019	500	588
10.63%, 6/15/2021(d)	2,755	2,834		Level 3 Financing Inc
11.25%, 3/31/2016	2,220	2,259		7.00%, 6/1/2020(d)	925	978
IMS Health Inc				8.13%, 7/1/2019	5,355	5,904
6.00%, 11/1/2020(d)	823	881		8.63%, 7/15/2020	2,710	3,063
Infor US Inc				9.38%, 4/1/2019	2,500	2,819
9.38%, 4/1/2019	914	1,042		10.00%, 2/1/2018	3,463	3,813
Nuance Communications Inc				Lynx I Corp
5.38%, 8/15/2020(d)	869	904		5.38%, 4/15/2021(d)	2,156	2,302
Sophia LP / Sophia Finance Inc				Lynx II Corp
9.75%, 1/15/2019(d)	2,555	2,862		6.38%, 4/15/2023(d)	879	951
		$28,829		MetroPCS Wireless Inc
				6.25%, 4/1/2021(d)	3,338	3,584
Telecommunications - 9.67%				6.63%, 11/15/2020	1,696	1,836
Alcatel-Lucent USA Inc				6.63%, 4/1/2023(d)	2,035	2,188
6.45%, 3/15/2029	475	370		NII Capital Corp
Altice Financing SA				7.63%, 4/1/2021	2,489	2,203
7.88%, 12/15/2019(d)	262	290		8.88%, 12/15/2019	1,445	1,358
Altice Finco SA
9.88%, 12/15/2020(d)	200	228

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Telecommunications (continued)				Transportation (continued)
NII International Telecom Sarl				Navigator Holdings Ltd
11.38%, 8/15/2019(d)	$810	$936		9.00%, 12/18/2017(d)	$200	$205
Nokia OYJ				Navios South American Logistics Inc / Navios
5.38%, 5/15/2019	331	326		Logistics Finance US Inc
6.63%, 5/15/2039	618	562		9.25%, 4/15/2019	850	929
PAETEC Holding Corp				9.25%, 4/15/2019(d)	429	469
9.88%, 12/1/2018	930	1,070		Ultrapetrol Bahamas Ltd
Qwest Capital Funding Inc				9.00%, 11/24/2014	715	715
7.75%, 2/15/2031	1,220	1,268		Watco Cos LLC / Watco Finance Corp
Qwest Communications International Inc				6.38%, 4/1/2023(d)	469	489
7.13%, 4/1/2018	1,174	1,221				$3,680
Qwest Corp
6.75%, 12/1/2021	1,060	1,248		Trucking & Leasing - 0.02%
6.88%, 9/15/2033	3,766	3,794		TRAC Intermodal LLC / TRAC Intermodal
SBA Telecommunications Inc				Corp
				11.00%, 8/15/2019(d)	215	237
5.75%, 7/15/2020(d)	795	847
Softbank Corp
4.50%, 4/15/2020(d)	1,114	1,154		TOTAL BONDS		$1,300,262
Sprint Capital Corp					Principal
6.88%, 11/15/2028	2,250	2,301		CONVERTIBLE BONDS - 0.02%	Amount (000's)	Value (000	's)
8.75%, 3/15/2032	4,253	5,029		Diversified Financial Services - 0.02%
Sprint Nextel Corp				Somerset Cayuga Holding Co Inc
6.00%, 12/1/2016	4,075	4,421		20.00%, PIK 3.57%, 6/15/2017(b),(c),(d),(f)	303	303
6.00%, 11/15/2022	2,000	2,085
7.00%, 3/1/2020(d)	634	721
7.00%, 8/15/2020	2,295	2,513		Retail - 0.00%
9.00%, 11/15/2018(d)	3,261	4,011		Real Mex Restaurants Inc
11.50%, 11/15/2021	374	518		1.12%, 3/21/2018(b)	155	—
Syniverse Holdings Inc
9.13%, 1/15/2019	720	797		TOTAL CONVERTIBLE BONDS		$303
UPC Holding BV				SENIOR FLOATING RATE INTERESTS -	Principal
9.88%, 4/15/2018(d)	545	608		5.93%	Amount (000's) Value (000's)
UPCB Finance III Ltd				Advertising - 0.23%
6.63%, 7/1/2020(d)	2,135	2,322
				inVentiv Health Inc, Term Loan B
UPCB Finance V Ltd				7.50%, 8/4/2016(e)	$283	$280
7.25%, 11/15/2021(d)	450	502
				RH Donnelley Inc, Term Loan D3-EXIT
UPCB Finance VI Ltd				9.00%, 10/24/2014(e)	537	385
6.88%, 1/15/2022(d)	1,140	1,251
				9.00%, 10/24/2014(e)	521	374
Vimpel Communications Via VIP Finance				Vertis Inc, Term Loan EXIT
Ireland Ltd OJSC				0.00%, 12/31/2015(a),(c),(e)	1,359	75
7.75%, 2/2/2021(d)	900	1,029
				Visant Corp, Term Loan
VimpelCom Holdings BV				5.25%, 12/22/2016(e)	2,378	2,311
4.28%, 6/29/2014(d),(e)	500	509
5.20%, 2/13/2019(d)	200	204				$3,425
7.50%, 3/1/2022(d)	750	848		Aerospace & Defense - 0.05%
Virgin Media Finance PLC				Ducommun Inc, Term Loan B1
0.00%, 10/15/2019(a),(b)	444	—		4.75%, 6/30/2017(e)	694	709
8.38%, 10/15/2019	444	501
Wind Acquisition Finance SA
6.50%, 4/30/2020(d)	499	523		Automobile Manufacturers - 0.24%
7.25%, 2/15/2018(d)	1,600	1,688		Chrysler Group LLC, Term Loan B
				6.00%, 5/30/2017(e)	1,118	1,133
11.75%, 7/15/2017(d)	1,750	1,877
				Navistar Inc, Term Loan B
Wind Acquisition Holdings Finance SA				7.00%, 8/16/2017(e)	1,852	1,885
12.25%, PIK 12.25%, 7/15/2017(d),(f)	545	585
				Wabash National Corp, Term Loan B
Windstream Corp				7.00%, 5/4/2019(e)	508	509
6.38%, 8/1/2023	1,621	1,678
7.50%, 6/1/2022	1,495	1,648				$3,527
7.75%, 10/15/2020	980	1,075		Automobile Parts & Equipment - 0.10%
7.75%, 10/1/2021	1,450	1,602		Remy International Inc, Term Loan B
7.88%, 11/1/2017	8,260	9,644		4.25%, 2/28/2020(e)	1,431	1,445
8.13%, 8/1/2013	1,170	1,188
8.13%, 9/1/2018	375	413
		$142,247		Building Materials - 0.01%
				Roofing Supply Group LLC, Term Loan B
Transportation - 0.25%				5.00%, 5/31/2019(e)	57	57
Kansas City Southern de Mexico SA de CV				5.00%, 5/31/2019(e)	67	68
6.63%, 12/15/2020	269	317				$125
Martin Midstream Partners LP / Martin
Midstream Finance Corp
7.25%, 2/15/2021(d)	543	556

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Chemicals - 0.17%				Food (continued)
AZ Chem US Inc, Term Loan B				SUPERVALU Inc, Term Loan B
5.25%, 12/19/2017(e)	$352	$358		6.25%, 3/18/2019(e)	$1,600	$1,624
Tronox Pigments BV, Term Loan B						$1,938
4.50%, 3/13/2020(e)	274	278
US Coatings Acquisition Inc, Term Loan B2				Healthcare - Products - 0.07%
4.75%, 1/18/2020(e)	1,095	1,108		Hologic Inc, Term Loan B
				4.50%, 7/19/2019(e)	1,083	1,097
4.75%, 2/1/2020(e)	783	793
		$2,537
				Healthcare - Services - 0.33%
Coal - 0.06%				DaVita HealthCare Partners Inc, Term Loan
Arch Coal Inc, Term Loan
5.75%, 5/14/2018(e)	880	892		B2
				4.00%, 8/21/2019(e)	2,160	2,182
				United Surgical Partners International Inc,
Commercial Services - 0.19%				Term Loan B
Ceridian Corp, Term Loan B-EXT				6.74%, 3/19/2019(e)	2,160	2,171
5.95%, 5/9/2017(e)	1,577	1,603		Vanguard Health Holding Co II LLC, Term
5.95%, 5/31/2017(e)	217	221		Loan B
Harland Clarke Holdings Corp, Term Loan B-				3.75%, 1/29/2016(e)	491	497
NONEXT						$4,850
5.45%, 4/1/2014(e)	82	82
5.45%, 4/1/2014(e)	195	195		Lodging - 0.55%
5.45%, 5/1/2014(e)	303	302		Caesars Entertainment Operating Co Inc, Term
5.45%, 6/27/2014(e)	108	108		Loan B5
				4.45%, 1/28/2018(e)	734	656
St George's University, Term Loan
8.50%, 12/14/2017(e)	293	292		Caesars Entertainment Operating Co Inc, Term
		$2,803		Loan B6
				5.45%, 1/28/2018(e)	3,249	2,945
Computers - 0.04%				MGM Resorts International, Term Loan B
CDW LLC, Term Loan				4.25%, 12/13/2019(e)	645	654
0.00%, 4/30/2020(e),(h)	300	301		ROC Finance LLC, Term Loan
CDW LLC, Term Loan B-EXT				0.00%, 3/27/2019(e),(h)	520	525
4.00%, 7/15/2017(e)	296	296		2.25%, 9/19/2017(e)	30	31
		$597		8.50%, 8/19/2017(e)	330	339
				8.50%, 8/19/2017(e)	45	46
Diversified Financial Services - 0.06%				Station Casinos LLC, Term Loan B
Walter Investment Management Corp, Term				5.00%, 2/25/2018(e)	1,100	1,113
Loan B				5.00%, 2/25/2020(e)	1,680	1,699
5.75%, 11/15/2017(e)	841	855
						$8,008

			Media - 0.83%
Electric - 0.39%				Barrington Broadcasting Group LLC, Term
Texas Competitive Electric Holdings Co LLC,				Loan B
Term Loan EXT				7.50%, 6/14/2017(e)	70	71
4.70%, 10/10/2017(e)	2,804	2,062
				7.50%, 12/19/2017(e)	466	468
4.79%, 10/10/2017(e)	1,435	1,055
				Cengage Learning Acquisitions Inc, Term
Texas Competitive Electric Holdings Co LLC,				Loan
Term Loan NONEXT				2.70%, 7/3/2014(e)	331	258
3.70%, 10/10/2014(e)	2,242	1,683
3.79%, 10/10/2014(e)	1,147	861		Cengage Learning Acquisitions Inc, Term
				Loan EXT
		$5,661		5.70%, 7/5/2017(e)	263	196
Entertainment - 0.38%				Charter Communications Operating LLC,
Graton Economic Development Authority,				Term Loan D
Term Loan B				4.00%, 4/4/2019(e)	2,250	2,256
9.00%, 8/14/2018(e)	2,999	3,142		Clear Channel Communications Inc, Term
9.00%, 8/14/2018(e)	325	340	Loan B	-NEW
Intrawest ULC, Term Loan				3.85%, 1/29/2016(e)	4,431	4,061
7.00%, 12/3/2017(e)	344	349		Hubbard Broadcasting Inc, Term Loan B
7.00%, 12/3/2017(e)	180	183		4.50%, 4/11/2017(e)	423	430
Mohegan Tribal Gaming Authority, Term				McGraw-Hill Global Education Holdings
Loan				LLC, Term Loan
9.00%, 3/31/2016(e)	925	954		9.00%, 3/18/2019(e)	448	448
WMG Acquisition Corp, Term Loan B				Radio One Inc, Term Loan B
5.25%, 10/25/2018(e)	401	407		7.50%, 3/25/2016(e)	1,566	1,602
5.25%, 11/1/2018(e)	165	167		Univision Communications Inc, Term Loan
		$5,542		EXT
				4.45%, 3/31/2017(e)	533	537
Food - 0.13%				4.75%, 3/1/2020(e)	1,924	1,938
High Liner Foods Inc, Term Loan						$12,265
4.75%, 12/19/2017(e)	7	7
4.75%, 12/31/2017(e)	305	307

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Mining - 0.13%			Telecommunications (continued)
FMG Resources August 2006 Pty Ltd, Term			Cricket Communications Inc, DELAY-DRAW
Loan B			Term Loan C-DD
5.25%, 10/12/2017(e)	$1,204	$1,225	4.75%, 3/1/2020(e)	$1,037	$1,041
Noranda Aluminum Acquisition Corp, Term			Integra Telecom Holdings Inc, Term Loan
Loan B			6.00%, 2/19/2019(e)	1,235	1,260
5.75%, 2/24/2019(e)	712	720	Intelsat Jackson Holdings SA, Term Loan B1
		$1,945	4.50%, 4/2/2018(e)	1,626	1,646
			Virgin Media Finance PLC, Term Loan
Oil & Gas - 0.67%			0.00%, 2/15/2020(e),(h)	215	215
Alon USA Partners LP, Term Loan B					$4,900
9.25%, 11/13/2018(e)	144	150
Chesapeake Energy Corp, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$87,228
5.75%, 12/2/2017(e)	7,870	8,151		Maturity
MEG Energy Corp, Term Loan B			REPURCHASE AGREEMENTS - 1.95%	Amount (000's)	Value (000's)
3.75%, 3/31/2020(e)	590	596	Banks - 1.95%
NFR Energy LLC, Term Loan			Investment in Joint Trading Account; Credit	$3,367	$3,367
8.75%, 1/18/2018(e)	667	684	Suisse Repurchase Agreement; 0.14%
Rice Drilling B LLC, Term Loan			dated 4/30/2013 maturing 5/1/2013
0.00%, 10/11/2018(e),(h)	263	264	(collateralized by US Government
		$9,845	Securities; $3,434,032; 4.50% - 4.63%;
			dated 02/15/36 - 02/15/40)
Real Estate - 0.27%			Investment in Joint Trading Account; Deutsche	12,120	12,120
Realogy Group LLC, SYNTH LOC EXT
4.45%, 10/10/2016(e)	60	61	Bank Repurchase Agreement; 0.15% dated
Realogy Group LLC, SYNTH LOC			4/30/2013 maturing 5/1/2013
NONEXT			(collateralized by US Government
3.20%, 10/10/2013(e)	4	3	Securities; $12,362,513; 0.00% - 7.25%;
Realogy Group LLC, Term Loan B			dated 07/12/13 - 12/27/32)
4.50%, 10/10/2016(e)	3,825	3,869	Investment in Joint Trading Account; JP	7,070	7,070
			Morgan Repurchase Agreement; 0.14%
		$3,933	dated 4/30/2013 maturing 5/1/2013
Retail - 0.30%			(collateralized by US Government
FOCUS Brands Inc, Term Loan B			Securities; $7,211,466; 0.00% - 8.88%;
6.25%, 2/21/2018(e)	122	123	dated 06/15/15 - 04/15/30)
6.25%, 2/21/2018(e)	43	44	Investment in Joint Trading Account; Merrill	6,060	6,060
6.25%, 2/21/2018(e)	1	1	Lynch Repurchase Agreement; 0.14%
7.25%, 2/21/2018(e)	2	2	dated 4/30/2013 maturing 5/1/2013
Gymboree Corp, Term Loan			(collateralized by US Government Security;
5.00%, 2/11/2018(e)	3,108	3,038	$6,181,256 ; 0.63%; dated 08/31/17)
Rite Aid Corp, Term Loan 1					$28,617
5.75%, 8/21/2020(e)	320	332	TOTAL REPURCHASE AGREEMENTS		$28,617
Serta Simmons Holdings LLC, Term Loan B			Total Investments		$1,435,003
5.00%, 9/19/2019(e)	353	358	Other Assets in Excess of Liabilities, Net - 2.40%		$35,235
5.00%, 10/1/2019(e)	180	182	TOTAL NET ASSETS - 100.00%		$1,470,238
5.00%, 10/1/2019(e)	256	259
5.00%, 10/1/2019(e)	34	35
5.00%, 10/1/2019(e)	34	35	(a) Non-Income Producing Security
5.00%, 10/1/2019(e)	32	32	(b)	Fair value of these investments is determined in good faith by the
5.00%, 10/1/2019(e)	2	2	Manager under procedures established and periodically reviewed by the
		$4,443	Board of Directors. At the end of the period, the fair value of these
			securities totaled $5,223 or 0.36% of net assets.
Semiconductors - 0.10%			(c) Security is Illiquid
Freescale Semiconductor Inc, Term Loan B4			(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 1/30/2020(e)	575	583
			1933. These securities may be resold in transactions exempt from
NXP BV, Term Loan C			registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 1/11/2020(e)	808	826
			indicated, these securities are not considered illiquid. At the end of the
		$1,409	period, the value of these securities totaled $438,895 or 29.85% of net
Software - 0.30%			assets.
Ellucian, Term Loan B			(e)	Variable Rate. Rate shown is in effect at April 30, 2013.
4.50%, 7/19/2018(e)	1,760	1,780	(f)	Payment in kind; the issuer has the option of paying additional securities
First Data Corp, Term Loan			in lieu of cash.
4.20%, 3/24/2017(e)	926	924	(g)	Security purchased on a when-issued basis.
First Data Corp, Term Loan B			(h)	This Senior Floating Rate Note will settle after April 30, 2013, at which
4.20%, 9/30/2018(e)	574	572	time the interest rate will be determined.
RP Crown Parent LLC, Term Loan
6.75%, 12/14/2018(e)	1,176	1,201
		$4,477

Telecommunications - 0.33%
Alcatel-Lucent USA Inc, Term Loan C
7.25%, 1/29/2019(e)	720	738

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Communications	19.06%
Consumer, Non-cyclical	15.43%
Consumer, Cyclical	14.91%
Energy	14.64%
Financial	13.23%
Basic Materials	6 .86%
Industrial	6 .11%
Technology	3 .93%
Utilities	3 .43%
Other Assets in Excess of Liabilities, Net	2 .40%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)		Principal

Computers - 0.00%				BONDS (continued)	Amount (000's)	Value (000	's)
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				Wells Fargo & Co
				4.63%, 4/15/2014	$11,000	$11,417
Diversified Financial Services - 0.00%				7.98%, 3/29/2049(e)	15,000	17,381
Adelphia Recovery Trust (a),(b),(c)	658,740	6
						$218,157

Transportation - 0.00%				Beverages - 1.49%
Trailer Bridge Inc (a),(b)	7,120	—		Anheuser-Busch InBev Worldwide Inc
				2.50%, 7/15/2022	9,000	9,055
TOTAL COMMON STOCKS		$6		7.75%, 1/15/2019	10,000	13,192
				Innovation Ventures LLC / Innovation
	Principal			Ventures Finance Corp
BONDS - 67.57%	Amount (000's)	Value (000	's)	9.50%, 8/15/2019(d)	18,000	15,930
Aerospace & Defense - 0.53%						$38,177
Lockheed Martin Corp
3.35%, 9/15/2021	$2,000	$2,124		Biotechnology - 1.38%
4.07%, 12/15/2042(d)	12,000	11,439		Amgen Inc
				3.63%, 5/15/2022	4,500	4,888
		$13,563		3.88%, 11/15/2021	13,000	14,397
Airlines - 0.00%				Gilead Sciences Inc
UAL 1991 Equipment Trust AB				4.40%, 12/1/2021	14,000	16,062
0.00%, 7/5/2014(a),(b)	3,032	—				$35,347

				Chemicals - 0.96%
Automobile Floor Plan Asset Backed Securities - 1.60%				Airgas Inc
Ally Master Owner Trust				1.65%, 2/15/2018	6,000	6,025
0.65%, 4/15/2018(e)	13,000	13,000		2.38%, 2/15/2020	7,000	7,043
Ford Credit Floorplan Master Owner Trust A				4.50%, 9/15/2014	5,000	5,251
0.58%, 1/15/2018(e)	14,000	13,992		7.13%, 10/1/2018	6,000	6,367
Nissan Master Owner Trust Receivables						$24,686
0.50%, 2/15/2018(e)	14,000	13,996
		$40,988		Commercial Services - 1.70%
				Ceridian Corp
Banks - 8.52%				11.25%, 11/15/2015(e)	20,000	20,725
Bank of America Corp				ERAC USA Finance LLC
5.42%, 3/15/2017	5,000	5,543		3.30%, 10/15/2022(d)	2,000	2,041
8.00%, 12/29/2049(e)	4,000	4,544		4.50%, 8/16/2021(d)	6,000	6,691
8.13%, 12/29/2049(e)	10,000	11,400		6.38%, 10/15/2017(d)	4,000	4,812
Citigroup Inc				7.00%, 10/15/2037(d)	7,000	9,224
3.95%, 6/15/2016	3,000	3,248				$43,493
4.50%, 1/14/2022	4,000	4,517
5.85%, 8/2/2016	12,000	13,711		Diversified Financial Services - 4.89%
Goldman Sachs Group Inc/The				American Honda Finance Corp
				1.50%, 9/11/2017(d)	5,000	5,062
3.63%, 2/7/2016	5,000	5,324		1.60%, 2/16/2018(d)	10,000	10,116
3.63%, 1/22/2023	4,000	4,149		3.80%, 9/20/2021(d)	10,000	11,125
5.25%, 7/27/2021	13,000	15,073
5.35%, 1/15/2016	2,000	2,217		DVI Inc
ING Bank NV				0.00%, 2/1/2004(a),(b),(c)	8,125	569
3.75%, 3/7/2017(d)	5,000	5,377		0.00%, 2/1/2004(a),(b),(c)	400	28
4.00%, 3/15/2016(d)	7,000	7,485		Ford Motor Credit Co LLC
JP Morgan Chase & Co				3.98%, 6/15/2016	20,000	21,269
3.25%, 9/23/2022	5,000	5,120		General Electric Capital Corp
				1.28%, 3/15/2023(e)	13,000	13,000
5.13%, 9/15/2014	12,000	12,714
7.90%, 4/29/2049(e)	7,000	8,153		4.65%, 10/17/2021	9,000	10,286
Morgan Stanley				5.30%, 2/11/2021	2,000	2,323
3.80%, 4/29/2016	4,000	4,256		International Lease Finance Corp
4.75%, 4/1/2014	5,000	5,158		8.63%, 1/15/2022	3,000	3,900
				8.75%, 3/15/2017(e)	13,000	15,633
4.88%, 11/1/2022	2,000	2,156
5.50%, 7/28/2021	5,000	5,868		Jefferies Finance LLC / JFIN Co-Issuer Corp
				7.38%, 4/1/2020(d)	1,750	1,820
PNC Bank NA
2.95%, 1/30/2023	5,000	5,040		Jefferies Group LLC
PNC Financial Services Group Inc/The				5.13%, 4/13/2018	5,000	5,539
6.75%, 7/29/2049(e)	18,000	20,673		5.13%, 1/20/2023	1,500	1,628
SunTrust Bank/Atlanta GA				6.25%, 1/15/2036	9,000	9,585
2.75%, 5/1/2023(f)	11,500	11,497		8.50%, 7/15/2019	4,000	5,078
US Bancorp				Merrill Lynch & Co Inc
1.65%, 5/15/2017	9,000	9,216		5.00%, 1/15/2015	3,000	3,190
2.95%, 7/15/2022	5,000	5,054		6.50%, 7/15/2018	2,000	2,396
3.00%, 3/15/2022	2,000	2,092		6.75%, 6/1/2028	2,000	2,543
4.13%, 5/24/2021	3,000	3,399				$125,090
US Bank NA/Cincinnati OH
4.95%, 10/30/2014	6,000	6,375

See accompanying notes

Schedule of Investments Income Fund April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Electric - 7.48%				Healthcare - Services - 1.85%
Exelon Generation Co LLC				Alliance HealthCare Services Inc
6.20%, 10/1/2017	$14,000	$16,452		8.00%, 12/1/2016	$22,000	$22,440
6.25%, 10/1/2039	3,000	3,621		HCA Inc
GenOn Americas Generation LLC				5.88%, 5/1/2023	4,500	4,894
8.50%, 10/1/2021	12,500	14,812		7.50%, 2/15/2022	3,000	3,585
GenOn Energy Inc				7.50%, 11/6/2033	1,700	1,776
9.88%, 10/15/2020	6,500	7,507		HealthSouth Corp
LG&E and KU Energy LLC				7.25%, 10/1/2018	1,800	1,944
3.75%, 11/15/2020	5,000	5,407		7.75%, 9/15/2022	5,436	6,020
4.38%, 10/1/2021	5,000	5,537		MultiPlan Inc
Metropolitan Edison Co				9.88%, 9/1/2018(d)	6,000	6,758
3.50%, 3/15/2023(d)	9,000	9,300				$47,417
Nisource Finance Corp
3.85%, 2/15/2023	2,000	2,107		Insurance - 3.52%
5.25%, 9/15/2017	2,000	2,300		Aspen Insurance Holdings Ltd
5.40%, 7/15/2014	5,000	5,268		6.00%, 8/15/2014	2,500	2,648
6.13%, 3/1/2022	5,000	6,085		6.00%, 12/15/2020	4,500	5,254
Ohio Edison Co				Berkshire Hathaway Inc
5.45%, 5/1/2015	5,000	5,453		3.00%, 2/11/2023	5,000	5,178
Oncor Electric Delivery Co LLC				3.75%, 8/15/2021	5,000	5,522
7.00%, 9/1/2022	17,000	22,734		Farmers Insurance Exchange
				6.00%, 8/1/2014(d)	6,000	6,323
PacifiCorp
4.95%, 8/15/2014	5,000	5,254		Fidelity National Financial Inc
5.25%, 6/15/2035	5,000	6,034		5.50%, 9/1/2022	5,000	5,779
6.25%, 10/15/2037	2,000	2,728		6.60%, 5/15/2017	12,000	13,665
PPL Energy Supply LLC				First American Financial Corp
4.60%, 12/15/2021	6,000	6,476		4.30%, 2/1/2023	20,000	21,099
6.50%, 5/1/2018	3,000	3,567		Prudential Financial Inc
Southwestern Electric Power Co				4.50%, 11/16/2021	2,000	2,261
3.55%, 2/15/2022	12,000	12,720		5.38%, 6/21/2020	2,000	2,371
5.38%, 4/15/2015	6,500	7,004		7.38%, 6/15/2019	4,000	5,155
				8.88%, 6/15/2068(e)	12,000	14,933
TransAlta Corp
4.50%, 11/15/2022	18,000	18,599				$90,188
6.65%, 5/15/2018	4,000	4,712		Iron & Steel - 1.37%
Tucson Electric Power Co				Allegheny Technologies Inc
3.85%, 3/15/2023	14,000	14,494		5.95%, 1/15/2021	16,000	18,066
5.15%, 11/15/2021	3,000	3,459		ArcelorMittal
		$191,630		6.00%, 3/1/2021(e)	16,000	16,952
Entertainment - 0.19%						$35,018
Peninsula Gaming LLC / Peninsula Gaming				Leisure Products & Services - 1.06%
Corp				Royal Caribbean Cruises Ltd
8.38%, 2/15/2018(d)	4,500	4,860		6.88%, 12/1/2013	6,000	6,173
				7.25%, 3/15/2018	5,000	5,769
Environmental Control - 1.77%				Seven Seas Cruises S de RL LLC
ADS Waste Holdings Inc				9.13%, 5/15/2019	14,000	15,312
8.25%, 10/1/2020(d)	21,000	22,943				$27,254
Republic Services Inc				Lodging - 0.74%
3.55%, 6/1/2022	6,000	6,346		Boyd Gaming Corp
3.80%, 5/15/2018	2,000	2,202		9.13%, 12/1/2018	17,000	18,870
5.00%, 3/1/2020	12,000	13,933
		$45,424
				Media - 2.27%
Food - 0.26%				Comcast Corp
Ingredion Inc				2.85%, 1/15/2023	10,000	10,286
4.63%, 11/1/2020	6,000	6,755		3.13%, 7/15/2022	2,000	2,115
				5.15%, 3/1/2020	2,000	2,419
Forest Products & Paper - 0.71%				Historic TW Inc
Plum Creek Timberlands LP				9.15%, 2/1/2023	5,260	7,781
3.25%, 3/15/2023	5,000	4,998		NBCUniversal Enterprise Inc
				0.97%, 4/15/2018(d),(e)	3,000	3,020
4.70%, 3/15/2021	12,000	13,220
		$18,218		News America Inc
				4.50%, 2/15/2021	5,000	5,751
Gas - 0.37%				6.40%, 12/15/2035	8,000	10,167
Sempra Energy				Time Warner Cable Inc
2.30%, 4/1/2017	9,000	9,385		4.00%, 9/1/2021	2,000	2,165
				4.13%, 2/15/2021	2,000	2,188
				5.00%, 2/1/2020	2,000	2,309
				6.55%, 5/1/2037	6,000	7,242

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Media (continued)					Pipelines (continued)
Time Warner Cable Inc	(continued)				Southern Natural Gas Co LLC
7.30%, 7/1/2038		$2,000	$2,585		8.00%, 3/1/2032	$4,000	$5,862
			$58,028		Tennessee Gas Pipeline Co LLC
					8.38%, 6/15/2032	2,000	2,920
Mining - 0.77%					TransCanada PipeLines Ltd
Xstrata Canada Corp					6.10%, 6/1/2040	5,000	6,526
6.00%, 10/15/2015		12,000	13,291		7.25%, 8/15/2038	7,000	9,953
Xstrata Finance Canada Ltd							$52,030
4.00%, 10/25/2022(d)		2,000	2,028
4.95%, 11/15/2021(d)		4,000	4,355		Real Estate - 0.93%
			$19,674		WEA Finance LLC
					4.63%, 5/10/2021(d)	6,000	6,793
Oil & Gas - 4.99%					WEA Finance LLC / WT Finance Aust Pty
BG Energy Capital PLC					Ltd
2.88%, 10/15/2016(d)		2,000	2,124
					3.38%, 10/3/2022(d)	2,000	2,065
4.00%, 10/15/2021(d)		11,500	12,885
					6.75%, 9/2/2019(d)	12,000	14,907
BP Capital Markets PLC							$23,765
2.50%, 11/6/2022		3,000	2,989
3.25%, 5/6/2022		4,000	4,221		REITS - 8.87%
4.75%, 3/10/2019		14,000	16,320		Alexandria Real Estate Equities Inc
Nabors Industries Inc					4.60%, 4/1/2022	20,500	22,615
5.00%, 9/15/2020		14,000	15,168		Arden Realty LP
Petrobras International Finance Co - Pifco					5.25%, 3/1/2015	8,000	8,587
5.38%, 1/27/2021		3,000	3,313		BioMed Realty LP
Petro-Canada					3.85%, 4/15/2016	6,000	6,377
4.00%, 7/15/2013		3,000	3,021		4.25%, 7/15/2022	8,000	8,569
9.25%, 10/15/2021		8,500	12,222		6.13%, 4/15/2020	8,000	9,516
Phillips 66					CubeSmart LP
4.30%, 4/1/2022		9,000	10,047		4.80%, 7/15/2022	9,000	10,057
Rowan Cos Inc					Duke Realty LP
4.88%, 6/1/2022		8,000	8,820		3.88%, 10/15/2022	3,000	3,125
5.00%, 9/1/2017		14,000	15,592		4.38%, 6/15/2022	4,000	4,314
Tesoro Corp					8.25%, 8/15/2019	13,000	17,005
5.38%, 10/1/2022		750	799		HCP Inc
W&T Offshore Inc					2.63%, 2/1/2020	5,000	5,078
8.50%, 6/15/2019		18,500	20,165		3.75%, 2/1/2019	5,000	5,421
			$127,686		5.38%, 2/1/2021	3,000	3,559
					6.00%, 3/1/2015	1,750	1,901
Oil & Gas Services - 1.70%					7.07%, 6/8/2015	2,250	2,490
Exterran Partners LP / EXLP Finance Corp					Health Care REIT Inc
6.00%, 4/1/2021(d)		14,000	14,280
					3.75%, 3/15/2023	3,000	3,124
Schlumberger Investment SA					4.95%, 1/15/2021	3,000	3,405
3.30%, 9/14/2021(d)		6,000	6,509
					6.00%, 11/15/2013	8,000	8,221
Weatherford International Ltd/Bermuda					6.13%, 4/15/2020	2,000	2,422
4.50%, 4/15/2022		6,750	7,187		6.20%, 6/1/2016	3,000	3,441
5.13%, 9/15/2020		14,000	15,586		Healthcare Realty Trust Inc
			$43,562		5.75%, 1/15/2021	4,000	4,669
Other Asset Backed Securities - 0.55%					6.50%, 1/17/2017	12,500	14,422
PFS Financing Corp					Hospitality Properties Trust
0.75%, 2/15/2018(d),(e)		14,000	13,999		5.00%, 8/15/2022	14,000	15,206
					Kimco Realty Corp
					6.88%, 10/1/2019	12,000	15,273
Packaging & Containers - 0.52%					Nationwide Health Properties Inc
Sealed Air Corp					6.00%, 5/20/2015	12,000	13,236
6.88%, 7/15/2033(d)		6,000	6,060
					Simon Property Group LP
7.88%, 6/15/2017		7,000	7,350		2.75%, 2/1/2023	7,000	7,049
			$13,410		4.38%, 3/1/2021	3,000	3,415
Pharmaceuticals - 0.55%					10.35%, 4/1/2019	9,000	13,089
AbbVie Inc					Ventas Realty LP / Ventas Capital Corp
2.90%, 11/6/2022(d)		13,750	14,031		3.25%, 8/15/2022	8,000	8,154
					4.00%, 4/30/2019	3,000	3,302
							$227,042
Pipelines - 2.03%
DCP Midstream Operating LP					Retail - 0.60%
4.95%, 4/1/2022		6,750	7,480		Sonic Automotive Inc
El Paso Natural Gas Co LLC					7.00%, 7/15/2022	200	223
7.50%, 11/15/2026		9,500	13,161		9.00%, 3/15/2018	13,750	15,074
Express Pipeline LP							$15,297
7.39%, 12/31/2019(d)		5,540	6,128

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Savings & Loans - 0.60%				(continued)
First Niagara Financial Group Inc				5.50%, 11/1/2017	$873	$934
6.75%, 3/19/2020	$3,500	$4,282		5.50%, 1/1/2018	269	287
7.25%, 12/15/2021	9,000	11,080		5.50%, 5/1/2031	399	433
		$15,362		5.50%, 6/1/2035	3,024	3,284
Telecommunications - 1.48%				5.50%, 1/1/2036	3,770	4,182
Corning Inc				5.50%, 4/1/2036	2,923	3,165
4.25%, 8/15/2020	10,000	11,283		6.00%, 3/1/2031	87	97
4.75%, 3/15/2042	4,000	4,274		6.00%, 5/1/2032	454	505
Qwest Corp				6.00%, 6/1/2038	1,597	1,757
6.75%, 12/1/2021	19,000	22,361		6.50%, 1/1/2029	128	150
		$37,918		6.50%, 5/1/2029	237	278
				6.50%, 6/1/2029	308	361
Transportation - 0.39%				6.50%, 6/1/2029	110	125
Trailer Bridge Inc				6.50%, 8/1/2029	80	90
0.00%, 11/15/2015(a),(b)	12,000	—
13.28%, 3/31/2017(b),(c),(e)	10,378	10,066		7.00%, 1/1/2032	172	203
						$187,382
		$10,066
				Federal National Mortgage Association (FNMA) - 14.12%
Trucking & Leasing - 0.93%				2.50%, 11/1/2042	16,779	17,001
Penske Truck Leasing Co Lp / PTL Finance				3.00%, 3/1/2042	12,909	13,515
Corp				3.00%, 3/1/2042	13,168	13,787
3.75%, 5/11/2017(d)	22,000	23,855
				3.00%, 5/1/2042	14,777	15,472
				3.00%, 6/1/2042	14,200	14,868
TOTAL BONDS		$1,730,245		3.00%, 6/1/2042	14,287	14,958
	Principal			3.00%, 8/1/2042	14,516	15,198
CONVERTIBLE BONDS - 1.16%	Amount (000's)	Value (000	's)	3.50%, 12/1/2040	11,122	11,861
Automobile Parts & Equipment - 0.86%				3.50%, 1/1/2041	9,678	10,321
Meritor Inc				3.50%, 1/1/2041	9,215	9,828
7.88%, 3/1/2026(d)	19,500	21,974		3.50%, 12/1/2041	8,719	9,298
				3.50%, 1/1/2042	11,499	12,350
				3.50%, 3/1/2042	12,881	13,738
Pharmaceuticals - 0.30%				3.50%, 4/1/2042	16,048	17,115
Omnicare Inc				4.00%, 3/1/2039	7,136	7,640
3.25%, 12/15/2035	7,682	7,836		4.00%, 8/1/2040	7,533	8,066
				4.00%, 9/1/2040	12,769	14,019
TOTAL CONVERTIBLE BONDS		$29,810		4.00%, 11/1/2040	9,451	10,119
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 11/1/2040	5,153	5,517
0.60%	Amount (000's) Value (000's)			4.00%, 10/1/2041	11,187	11,983
				4.00%, 10/1/2041	9,289	9,950
Entertainment - 0.18%				4.00%, 11/1/2041	24,231	25,956
CCM Merger Inc, Term Loan B
6.00%, 2/1/2017(e)	$4,746	$4,793		4.00%, 4/1/2042	15,387	16,482
				4.50%, 6/1/2039	5,331	5,749
				4.50%, 8/1/2039	5,045	5,595
Transportation - 0.42%				4.50%, 5/1/2040	7,703	8,465
Trailer Bridge Inc, Term Loan				5.00%, 1/1/2018	692	745
10.00%, 4/2/2016(b),(c),(e)	10,650	10,650		5.00%, 10/1/2032	820	894
				5.00%, 8/1/2035	7,446	8,093
TOTAL SENIOR FLOATING RATE INTERESTS		$15,443		5.00%, 4/1/2039	3,013	3,308
U.S. GOVERNMENT & GOVERNMENT	Principal			5.00%, 12/1/2039	4,088	4,535
AGENCY OBLIGATIONS - 25.20%	Amount (000's)	Value (000	's)	5.00%, 4/1/2040	7,994	8,891
Federal Home Loan Mortgage Corporation (FHLMC) -				5.00%, 6/1/2040	6,570	7,307
7.32%				5.50%, 3/1/2033	553	607
3.00%, 10/1/2042	$16,508	$17,241		5.50%, 2/1/2035	6,215	6,882
3.00%, 10/1/2042	15,686	16,359		6.00%, 4/1/2032	169	189
3.00%, 11/1/2042	16,680	17,395		6.50%, 9/1/2028	56	66
3.00%, 12/1/2042	18,760	19,564		6.50%, 11/1/2028	63	71
3.50%, 10/1/2041	11,041	11,749		6.50%, 5/1/2031	40	46
3.50%, 4/1/2042	13,405	14,264		6.50%, 4/1/2032	419	496
3.50%, 4/1/2042	13,170	14,014		6.50%, 5/1/2032	440	504
4.00%, 4/1/2039	8,877	9,865		7.00%, 1/1/2030	5	6
4.50%, 8/1/2033	3,106	3,336				$361,491
4.50%, 8/1/2033	1,711	1,838		Government National Mortgage Association (GNMA) -
4.50%, 8/1/2033	3,796	4,078		0.04%
4.50%, 5/1/2039	7,425	7,952		6.00%, 5/20/2032(e)	824	942
4.50%, 6/1/2039	5,325	5,865		7.00%, 6/20/2031	139	168
4.50%, 7/1/2039	13,199	14,514				$1,110
5.00%, 8/1/2035	2,668	2,900
5.00%, 11/1/2035	3,574	3,851		U.S. Treasury - 3.72%
5.00%, 10/1/2038	6,340	6,746		0.25%, 1/31/2015	15,000	15,014
				0.25%, 7/15/2015	15,000	15,005

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

				Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	Financial	31.54%
				Mortgage Securities	21.48%
U.S. Treasury (continued)				Energy	8 .72%
0.88%, 2/28/2017	$15,000	$15,237		Utilities	7 .85%
1.38%, 11/30/2018	15,000	15,483		Consumer, Non-cyclical	7 .53%
1.75%, 5/31/2016	10,000	10,433		Industrial	4 .56%
2.63%, 11/15/2020	6,000	6,615		Basic Materials	3 .81%
3.63%, 2/15/2020	15,000	17,564		Communications	3 .75%
		$95,351		Government	3 .72%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Consumer, Cyclical	3 .63%
OBLIGATIONS		$645,334		Asset Backed Securities	2 .15%
	Maturity			Technology	0 .00%
REPURCHASE AGREEMENTS - 4.21%	Amount (000's)	Value (000	's)	Other Assets in Excess of Liabilities, Net	1 .26%
				TOTAL NET ASSETS	100.00%
Banks - 4.21%
Investment in Joint Trading Account; Credit	$12,680	$12,680
Suisse Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $12,933,433; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	45,648	45,647
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $46,560,358; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	26,628	26,628
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $27,160,209; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	22,824	22,824
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$23,280,179 ; 0.63%; dated 08/31/17)
		$107,779
TOTAL REPURCHASE AGREEMENTS		$107,779
Total Investments		$2,528,617
Other Assets in Excess of Liabilities, Net - 1.26%		$32,233
TOTAL NET ASSETS - 100.00%		$2,560,850

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $21,319 or 0.83% of net assets.
(c)	Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $296,319 or 11.57% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2013.
(f)	Security purchased on a when-issued basis.

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS - 2.71%	Amount (000's)	Value (000	's)	BONDS (continued)		Amount (000's)		Value (000	's)

Banks - 0.01%				Mortgage Backed Securities (continued)
HSBC USA Capital Trust I				WaMu Mortgage Pass Through Certificates
7.81%, 12/15/2026(a)	$100	$103		0.42%, 8/25/2046(b)			$172	$28
				0.57%, 1/25/2045(b)			106	99

Home Equity Asset Backed Securities - 0.01%								$8,982
New Century Home Equity Loan Trust Series				Other Asset Backed Securities - 0.06%
2005-1				Argent Securities Trust 2006-W3
0.49%, 3/25/2035(b),(c)	55	54		0.32%, 4/25/2036(b)			35	13
Option One Mortgage Loan Trust 2005-1				Asset-Backed Pass-Through Certificates Series
1.20%, 2/25/2035(b),(c)	23	4		2004	-R2
Option One Mortgage Loan Trust 2007-CP1				0.82%, 4/25/2034(b),(c)			247	234
0.65%, 3/25/2037(b),(c)	2,000	57		Countrywide Asset-Backed Certificates
		$115		1.33%, 12/25/2032(b)			57	48
				Fannie Mae Grantor Trust 2004-T9
Mortgage Backed Securities - 1.03%				0.36%, 4/25/2035(b)			54	53
Alternative Loan Trust 2006-OA6
0.46%, 7/25/2046(b)	448	364		Fannie Mae REMIC Trust 2003-W16
				0.50%, 11/25/2033(b)			3	3
Alternative Loan Trust 2007-OA7
0.41%, 5/25/2047(b)	2,573	810		Long Beach Mortgage Loan Trust 2004-2
				0.73%, 6/25/2034(b),(c)			158	149
Bear Stearns ALT-A Trust 2007-2
0.37%, 4/25/2037(b)	741	413						$500
CD 2006-CD3 Mortgage Trust				Sovereign - 1.60%
0.69%, 10/15/2048(b)	23,057	58		Italy Buoni Poliennali Del Tesoro
CD 2007-CD4 Commercial Mortgage Trust				2.10%, 9/15/2016		EUR	8,984	12,241
0.56%, 12/11/2049(a),(b)	6,540	79		2.15%, 9/15/2014			1,317	1,788
Chase Mortgage Finance Trust Series 2007-								$14,029
A2				TOTAL BONDS				$23,729
2.99%, 7/25/2037(b)	199	199
				U.S. GOVERNMENT & GOVERNMENT		Principal
Commercial Mortgage Trust 2007-GG9				AGENCY OBLIGATIONS - 97.20%		Amount (000's)		Value (000	's)
0.49%, 3/10/2039(a),(b)	47,592	425
Fannie Mae REMIC Trust 2004-W5				U.S. Treasury - 1.83%
0.65%, 2/25/2047(b)	51	51		0.88%, 4/30/2017			$5,695	$5,782
Fannie Mae REMIC Trust 2005-W2				2.00%, 2/15/2023			6,590	6,782
0.40%, 5/25/2035(b)	46	45		3.13%, 2/15/2042			330	347
Fannie Mae REMICS				3.13%, 2/15/2043			2,925	3,064
0.45%, 3/25/2035(b)	19	19						$15,975
0.50%, 3/25/2018(b)	7	7
0.50%, 2/25/2032(b)	1	1		U.S. Treasury Inflation-Indexed Obligations - 95.37%
Freddie Mac REMICS				0.13%, 4/15/2016			118,663	124,309

0.50%, 2/15/2018 (b)	45	45		0.13%, 4/15/2017			21,851	23,264
0.50%, 6/15/2018(b)	27	27		0.13%, 4/15/2018			32,541	35,078
0.60%, 9/15/2033(b)	94	94		0.13%, 1/15/2022			28,447	30,954
0.65%, 6/15/2023(b)	13	13		0.13%, 7/15/2022			14,836	16,180
G-FORCE 2005-RR2 LLC				0.13%, 1/15/2023			62,814	67,766

0.50%, 12/25/2039 (a),(b)	998	593		0.50%, 4/15/2015			51,474	53,316
Ginnie Mae				0.63%, 7/15/2021			202	231

0.55%, 10/20/2031(b)	37	37		0.63%, 2/15/2043			15,198	15,885
0.77%, 3/16/2047(b)	2,824	106		0.75%, 2/15/2042			25,894	28,095
HomeBanc Mortgage Trust 2005-5				1.13%, 1/15/2021			11,192	13,148

0.54%, 1/25/2036 (b)	629	488		1.25%, 4/15/2014			24,074	24,555
Impac CMB Trust Series 2004-5				1.25%, 7/15/2020			7,558	8,976

2.53%, 10/25/2034 (b),(c)	52	38		1.38%, 1/15/2020			5,549	6,563
Impac CMB Trust Series 2004-6				1.63%, 1/15/2015			6,535	6,866

1.18%, 10/25/2034 (b),(c)	28	25		1.75%, 1/15/2028			23,743	30,670
Impac CMB Trust Series 2005-1				1.88%, 7/15/2013			12,584	12,650

0.82%, 4/25/2035 (b)	186	146		1.88%, 7/15/2015			16,494	17,825
				1.88%, 7/15/2019			1,149	1,394
Impac CMB Trust Series 2005-5				2.00%, 1/15/2014(d)			34,403	35,083
0.97%, 8/25/2035(b)	38	9
Impac CMB Trust Series 2007-A				2.00%, 7/15/2014			15,712	16,385

0.45%, 5/25/2037 (b),(c)	893	878		2.00%, 1/15/2016			6,463	7,092
				2.00%, 1/15/2026(d)			9,177	12,047
Impac Secured Assets Trust 2006-4				2.13%, 1/15/2019			3,636	4,393
0.37%, 1/25/2037(b)	924	727
JP Morgan Alternative Loan Trust				2.13%, 2/15/2040			12,024	17,491

0.35%, 3/25/2037(b)	1,198	1,017		2.13%, 2/15/2041			15,869	23,218
				2.38%, 1/15/2025			40,124	53,976
Merrill Lynch Alternative Note Asset Trust				2.38%, 1/15/2027			15,461	21,326
Series 2007-A3				2.50%, 7/15/2016			20,977	23,892
0.41%, 4/25/2037(b)	3,397	1,964
ML-CFC Commercial Mortgage Trust 2006-3				2.50%, 1/15/2029			18,351	26,055

0.31%, 7/12/2046(a),(b)	15,370	177		3.38%, 4/15/2032			2,283	3,740
				3.63%, 4/15/2028			18,661	29,551

See accompanying notes

		Schedule of Investments
		Inflation Protection Fund
		April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 4/15/2029	$25,315	$41,765
		$833,739
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$849,714
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.13%		$1,121
Total Investments		$874,564
Liabilities in Excess of Other Assets, Net - (0.04)%		$(323)
TOTAL NET ASSETS - 100.00%		$874,241

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,377 or 0.16% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2013.
(c)	Security is Illiquid
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $950 or 0.11% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			98.80%
Mortgage Securities			1 .04%
Purchased Interest Rate Swaptions			0 .13%
Asset Backed Securities			0 .06%
Financial			0 .01%
Liabilities in Excess of Other Assets, Net			(0.04)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For					Fair Value	Appreciation/(Depreciation)
Euro	Barclays Bank PLC		7/23/2013	6,555,000			$8,557	$8,637	$(80)
Euro	Goldman Sachs & Co		7/23/2013	1,790,000			2,329	2,358	(29)
Total									$(109)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type		Long/Short	Contracts	Notional Value			Fair Value		Appreciation/(Depreciation)
UK 10 Year Gilt; June 2013		Short	64		$11,900			$11,931	$(31)
US 10 Year Note; June 2013		Long	380		50,342			50,677	335
US 2 Year Note; June 2013		Short	118		26,012			26,034	(22)
US 5 Year Note; June 2013		Long	186		23,026			23,183	157
US Long Bond; June 2013		Short	101		14,582			14,986	(404)
US Ultra Bond; June 2013		Short	143		22,744			23,501	(757)
Total									$(722)

Amounts in thousands except contracts

Interest Rate Swaps

	(Pay)/
Counterparty	Receive	Fixed		Notional			Upfront Premiums		Unrealized
(Issuer)		Floating Rate Index Floating Rate Rate Expiration Date		Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR	Receive	2.58%	11/29/2042	$4,100		$201		$—	$201
Barclays Bank PLC 3 Month LIBOR	Pay	1.98%	3/7/2023	5,600		83		—	83
Barclays Bank PLC 3 Month LIBOR	Pay	2.50%	3/17/2024	7,200		243		—	243
Barclays Bank PLC 3 Month LIBOR	Receive	2.48%	7/9/2042	2,000		139		—	139

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
April 30, 2013 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate Rate Expiration Date				Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR		Receive	2.85%	1/11/2043	$1,200		$(11) $		—	$(11)
Deutsche Bank AG 3 Month LIBOR		Pay	1.97%	3/7/2023	700		10		—	10
Total							$665		$—	$665

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional		Premiums		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received) Fair Value Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	3.25%	2/8/2016	$29,400		$1,343	$980	$(363)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	3.00%	3/13/2014	27,000		401	141	(260)
Rate Swap		LIBOR
Total								$1,744	$1,121	$(623)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional		Premiums		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received) Fair Value Appreciation/(Depreciation)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.00%	10/17/2014	$24,900		$(114)	$(127)	$(13)
Rate Swap		LIBOR
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.40%	2/13/2015	40,000		(318)	(504)	(186)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	2.50%	4/10/2014	12,700		(248)	(189)	59
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.00%	10/17/2014	24,900		(197)	(189)	8
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.40%	2/13/2015	40,000		(570)	(308)	262
Rate Swap		LIBOR
Total								$(1,447)	$(1,317)	$130

Amounts in thousands

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2013 (unaudited)

COMMON STOCKS - 94.75%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Agriculture - 1.39%				Computers (continued)
ITC Ltd	2,136,730	$13,057		Innolux Corp (b)	8,803,000	$5,512
SLC Agricola SA	135,095	1,190		Tata Consultancy Services Ltd	183,169	4,688
Souza Cruz SA	561,300	8,627				$25,468

		$22,874		Distribution & Wholesale - 0.02%
Apparel - 0.22%				Aygaz AS	51,249	279
Pou Chen Corp	3,056,000	3,607

				Diversified Financial Services - 4.98%
Automobile Manufacturers - 1.69%				Fubon Financial Holding Co Ltd	7,894,000	11,294
Great Wall Motor Co Ltd	3,454,000	15,008		Hana Financial Group Inc	257,440	8,245
Hyundai Motor Co	36,988	6,716		IDFC Ltd	2,958,783	8,418
UMW Holdings Bhd	1,303,900	6,131		Indiabulls Financial Services Ltd (a)	1,981,066	9,994
		$27,855		KB Financial Group Inc	383,130	12,529
				Mega Financial Holding Co Ltd	11,754,000	9,074
Automobile Parts & Equipment - 1.06%				Rural Electrification Corp Ltd	1,506,893	6,285
Cheng Shin Rubber Industry Co Ltd	1,672,000	5,671		SinoPac Financial Holdings Co Ltd	32,262,543	16,168
Hyundai Mobis	51,781	11,773				$82,007
		$17,444
				Electric - 2.87%
Banks - 17.55%				China Resources Power Holdings Co Ltd	2,240,000	7,334
AMMB Holdings Bhd	4,106,300	9,045		Huaneng Power International Inc	12,558,000	14,551
Banco do Brasil SA	1,061,600	13,371		NTPC Ltd	1,397,921	4,086
Bangkok Bank PCL	2,191,000	16,981		Tenaga Nasional BHD	8,273,000	21,346
Bank of China Ltd	60,519,400	28,355				$47,317
Bank Rakyat Indonesia Persero Tbk PT	3,422,500	3,315
China Construction Bank Corp	43,000,722	36,091		Electrical Components & Equipment - 1.48%
Chongqing Rural Commercial Bank	10,842,000	5,914		Delta Electronics Inc	2,597,000	12,460
Credicorp Ltd	54,351	8,185		LG Electronics Inc	148,981	11,941
FirstRand Ltd	4,343,581	15,112				$24,401
Grupo Financiero Banorte SAB de CV	2,555,800	19,260
ICICI Bank Ltd ADR	599,932	28,089		Electronics - 2.59%
Industrial & Commercial Bank of China Ltd	35,240,335	24,841		AAC Technologies Holdings Inc	1,691,000	8,277
Krung Thai Bank PCL (a)	20,855,300	17,654		Hon Hai Precision Industry Co Ltd	4,886,374	12,630
				Kinsus Interconnect Technology Corp (b)	1,504,000	5,253
Malayan Banking Bhd	4,816,800	15,238
Nedbank Group Ltd	517,432	11,002		Phison Electronics Corp	944,000	7,456
				TPK Holding Co Ltd (b)	442,000	8,993
Sberbank of Russia	6,177,697	19,675
Turkiye Halk Bankasi AS	699,721	7,641				$42,609
Yes Bank Ltd (a)	949,638	9,076		Engineering & Construction - 1.19%
		$288,845		China Railway Construction Corp Ltd	9,271,658	9,373
Beverages - 2.64%				Daelim Industrial Co Ltd	87,849	6,153
Arca Continental SAB de CV	964,000	7,889		Grupo Aeroportuario del Sureste SAB de CV	32,503	4,034
Cia de Bebidas das Americas ADR	390,683	16,416		ADR
Fomento Economico Mexicano SAB de CV	104,538	11,854				$19,560
ADR				Food - 3.05%
Fomento Economico Mexicano SAB de CV	47,500	539		Cia Brasileira de Distribuicao Grupo Pao de	321,326	17,853
Thai Beverage PCL	13,818,000	6,788		Acucar ADR
		$43,486		Cosan SA Industria e Comercio	477,700	11,270
Building Materials - 0.39%				Indofood Sukses Makmur Tbk PT	6,765,000	5,120
China National Building Material Co Ltd	5,392,000	6,384		JBS SA	2,169,130	6,841
				Sao Martinho SA	36,500	513
				Uni-President Enterprises Corp	4,272,000	8,418
Chemicals - 2.05%				Vigor Alimentos SA (b),(c)	50,032	185
PTT Global Chemical PCL (a)	4,356,000	10,876				$50,200
Sasol Ltd	379,100	16,421
Sociedad Quimica y Minera de Chile SA	129,114	6,390		Forest Products & Paper - 0.69%
ADR				Mondi PLC	857,524	11,396
		$33,687

Coal - 0.47%				Gas - 1.40%
China Coal Energy Co Ltd	9,975,000	7,700		Korea Gas Corp	148,023	9,505
				Perusahaan Gas Negara Persero Tbk PT	20,988,500	13,500
						$23,005
Commercial Services - 2.43%
Arteris SA	1,066,205	11,809		Holding Companies - Diversified - 2.63%
CCR SA	812,147	7,944		Alfa SAB de CV	3,765,114	8,741
Kroton Educacional SA	863,300	12,056		Bidvest Group Ltd	316,297	8,232
OHL Mexico SAB de CV (b)	2,637,675	8,163		Imperial Holdings Ltd	426,125	9,447
		$39,972		KOC Holding AS	2,788,079	16,906
						$43,326
Computers - 1.55%
Asustek Computer Inc	498,000	5,801
Chicony Electronics Co Ltd	3,218,000	9,467

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Home Builders - 0.70%				Real Estate (continued)
Even Construtora e Incorporadora SA	2,450,797	$11,490		Shimao Property Holdings Ltd	8,606,500	$18,575
						$31,862

Home Furnishings - 0.81%				REITS - 0.81%
Haier Electronics Group Co Ltd (b)	2,958,236	5,289		Fibra Uno Administracion SA de CV	3,456,172	13,281
Skyworth Digital Holdings Ltd	9,680,000	7,996

		$13,285		Retail - 0.77%
Insurance - 1.88%				GS Home Shopping Inc	1,748	361
BB Seguridade Participacoes SA (b)	762,440	6,470		Lotte Shopping Co Ltd	33,037	12,338
MMI Holdings Ltd/South Africa	1,288,277	3,290				$12,699
Porto Seguro SA	301,300	3,738
Sanlam Ltd	3,403,295	17,462		Semiconductors - 10.06%
		$30,960		Chipbond Technology Corp	5,816,000	14,826
				Elan Microelectronics Corp	3,050,000	8,122
Internet - 0.41%				King Yuan Electronics Co Ltd	1,326,000	945
Tencent Holdings Ltd	195,600	6,748		Novatek Microelectronics Corp	1,969,000	9,627
				Samsung Electronics Co Ltd	59,621	82,457

Iron & Steel - 0.97%				Taiwan Semiconductor Manufacturing Co Ltd	13,385,685	49,680
Hyundai Steel Co	13,376	929				$165,657
Kumba Iron Ore Ltd	55,768	2,956		Shipbuilding - 0.79%
POSCO ADR	149,219	10,742		Samsung Heavy Industries Co Ltd	407,620	13,005
POSCO	2,150	618
Vale SA ADR	38,179	653
		$15,898		Software - 1.38%
				HCL Technologies Ltd	1,022,994	13,686
Leisure Products & Services - 0.51%				Tech Mahindra Ltd	512,170	9,101
Merida Industry Co Ltd	1,372,100	8,379				$22,787

				Telecommunications - 6.59%
Media - 0.51%				Advanced Info Service PCL (a)	1,276,500	11,765
Grupo Televisa SAB ADR	333,520	8,445		America Movil SAB de CV ADR	538,472	11,513
				China Mobile Ltd	1,949,593	21,443
Mining - 2.64%				China Telecom Corp Ltd	23,116,000	11,844
Grupo Mexico SAB de CV	1,764,300	6,334		KT Corp	129,560	4,239
Industrias Penoles SAB de CV	37,129	1,559		Partron Co Ltd	109,027	2,306
KGHM Polska Miedz SA	250,560	11,789		SK Telecom Co Ltd	69,701	12,269
MMC Norilsk Nickel OJSC ADR	439,990	6,741		Telekomunikasi Indonesia Persero Tbk PT	10,513,500	12,666
Southern Copper Corp	316,206	10,539		VimpelCom Ltd ADR	1,101,636	12,063
Sterlite Industries India Ltd ADR	889,879	6,434		Vodacom Group Ltd	707,631	8,299
		$43,396				$108,407

Miscellaneous Manufacturing - 0.04%				Water - 0.46%
Sunny Optical Technology Group Co Ltd	498,000	661		Cia de Saneamento Basico do Estado de Sao	533,100	7,506
				Paulo

Oil & Gas - 10.33%				TOTAL COMMON STOCKS		$1,559,338
Cairn India Ltd	1,523,553	8,840		PREFERRED STOCKS - 3.47%	Shares Held	Value (000	's)
China Petroleum & Chemical Corp	19,037,214	21,009
Gazprom OAO ADR	1,483,004	11,768		Banks - 1.86%
Lukoil OAO ADR	392,313	24,873		Banco Bradesco SA	466,340	7,664
PetroChina Co Ltd	21,526,293	27,438		Itau Unibanco Holding SA	1,372,400	23,020
Petroleo Brasileiro SA ADR	1,143,793	21,904				$30,684
Polski Koncern Naftowy Orlen S.A. (b)	761,428	11,823
PTT Exploration & Production PCL (a)	1,732,700	9,115		Iron & Steel - 0.89%
				Vale SA	901,607	14,641
Reliance Industries Ltd	605,289	8,867
SK Holdings Co Ltd	49,057	7,080
Tatneft OAO ADR	167,905	6,345		Telecommunications - 0.72%
Thai Oil PCL (a)	4,842,100	10,915		Telefonica Brasil SA	447,249	11,875
		$169,977
				TOTAL PREFERRED STOCKS		$57,200
Pharmaceuticals - 0.60%					Maturity
Sun Pharmaceutical Industries Ltd	518,080	9,151		REPURCHASE AGREEMENTS - 1.39%	Amount (000's)	Value (000	's)
Wockhardt Ltd (b)	19,293	685
		$9,836		Banks - 1.39%
				Investment in Joint Trading Account; Credit	$2,694	$2,694
Pipelines - 0.22%				Suisse Repurchase Agreement; 0.14%
China Gas Holdings Ltd	3,686,000	3,637		dated 4/30/2013 maturing 5/1/2013
				(collateralized by US Government
Real Estate - 1.93%				Securities; $2,747,557; 4.50% - 4.63%;
Country Garden Holdings Co Ltd	13,381,000	7,581		dated 02/15/36 - 02/15/40)
Cyrela Brazil Realty SA Empreendimentos e	631,800	5,706
Participacoes

See accompanying notes

		Schedule of Investments
	International Emerging Markets Fund
		April 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	9,697	$9,697
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $9,891,205; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	5,657	5,657
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $5,769,870; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	4,849	4,848
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$4,945,603 ; 0.63%; dated 08/31/17)
		$22,896
TOTAL REPURCHASE AGREEMENTS		$22,896
Total Investments		$1,639,434
Other Assets in Excess of Liabilities, Net - 0.39%		$6,353
TOTAL NET ASSETS - 100.00%		$1,645,787

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $79,395 or 4.82% of net assets.
(b)	Non-Income Producing Security
(c)	Security is Illiquid

Portfolio Summary (unaudited)

Country	Percent
China	14.08%
Brazil	13.53%
Taiwan, Province Of China	12.97%
Korea, Republic Of	12.96%
India	8 .53%
Mexico	6 .18%
South Africa	5 .60%
Thailand	5 .10%
Russian Federation	4 .22%
Hong Kong	3 .90%
Malaysia	3 .15%
Indonesia	2 .10%
United States	2 .03%
Turkey	1 .51%
Poland	1 .44%
Netherlands	0 .73%
United Kingdom	0 .69%
Peru	0 .50%
Chile	0 .39%
Other Assets in Excess of Liabilities, Net	0 .39%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2013 (unaudited)

COMMON STOCKS - 97.29%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 1.09%				Machinery - Diversified (continued)
Delta Air Lines Inc (a)	1,575,800	$27,009		Deere & Co	294,784	$26,324
						$57,726

Apparel - 3.87%				Media - 3.00%
Michael Kors Holdings Ltd (a)	803,383	45,745		Comcast Corp - Class A	1,175,900	48,565
Nike Inc	795,000	50,562		Sirius XM Radio Inc	8,026,600	26,086
		$96,307				$74,651

Banks - 2.79%				Miscellaneous Manufacturing - 1.83%
Citigroup Inc	643,400	30,021		General Electric Co	2,040,025	45,472
Goldman Sachs Group Inc/The	270,015	39,441

		$69,462		Oil & Gas - 5.24%
Biotechnology - 6.14%				Cabot Oil & Gas Corp	520,396	35,413
Biogen Idec Inc (a)	328,511	71,921		Noble Energy Inc	533,461	60,436
Gilead Sciences Inc (a)	1,326,731	67,186		Pioneer Natural Resources Co	282,111	34,482
Regeneron Pharmaceuticals Inc (a)	63,856	13,738				$130,331

		$152,845		Pharmaceuticals - 8.41%
Building Materials - 1.20%				Actavis Inc (a)	281,800	29,794
Masco Corp	1,538,100	29,901		Express Scripts Holding Co (a)	639,182	37,948
				Pfizer Inc	2,838,700	82,521
				Valeant Pharmaceuticals International Inc (a)	642,479	48,880
Chemicals - 6.53%				Zoetis Inc	303,293	10,015
LyondellBasell Industries NV	538,600	32,693
Monsanto Co	703,264	75,123				$209,158
PPG Industries Inc	178,460	26,259		Retail - 5.33%
Sherwin-Williams Co/The	154,800	28,345		Home Depot Inc/The	739,300	54,227
		$162,420		Starbucks Corp	903,200	54,951
				Urban Outfitters Inc (a)	565,800	23,447
Commercial Services - 5.28%
Hertz Global Holdings Inc (a)	2,331,628	56,145				$132,625
Mastercard Inc	135,890	75,138		Semiconductors - 4.28%
		$131,283		Avago Technologies Ltd	691,839	22,111
				Cree Inc (a)	301,600	17,061
Computers - 7.55%				Qualcomm Inc	1,094,200	67,425
Accenture PLC - Class A	670,300	54,589
Apple Inc	229,880	101,779				$106,597
SanDisk Corp (a)	601,500	31,543		Software - 1.56%
		$187,911		Salesforce.com Inc (a)	945,900	38,886

Cosmetics & Personal Care - 4.04%
Avon Products Inc	702,300	16,265		Transportation - 4.91%
Estee Lauder Cos Inc/The	487,414	33,802		Canadian Pacific Railway Ltd	300,026	37,389
Procter & Gamble Co/The	658,300	50,538		FedEx Corp	329,500	30,977
		$100,605		Union Pacific Corp	364,200	53,887
						$122,253
Diversified Financial Services - 7.19%				TOTAL COMMON STOCKS		$2,420,740
Discover Financial Services	1,785,555	78,100
SLM Corp	1,245,000	25,709			Maturity
Visa Inc	445,469	75,044		REPURCHASE AGREEMENTS - 2.30%	Amount (000's)	Value (000	's)
		$178,853		Banks - 2.30%
				Investment in Joint Trading Account; Credit	$6,730	$6,730
Home Furnishings - 1.24%				Suisse Repurchase Agreement; 0.14%
Whirlpool Corp	270,982	30,968		dated 4/30/2013 maturing 5/1/2013
				(collateralized by US Government
Internet - 10.73%				Securities; $6,864,518; 4.50% - 4.63%;
Amazon.com Inc (a)	126,214	32,034		dated 02/15/36 - 02/15/40)
AOL Inc	322,400	12,458		Investment in Joint Trading Account; Deutsche	24,228	24,227
eBay Inc (a)	1,073,000	56,214		Bank Repurchase Agreement; 0.15% dated
Facebook Inc (a)	1,331,938	36,975		4/30/2013 maturing 5/1/2013
Google Inc (a)	101,763	83,911		(collateralized by US Government
LinkedIn Corp (a)	236,155	45,363		Securities; $24,712,265; 0.00% - 7.25%;
		$266,955		dated 07/12/13 - 12/27/32)
				Investment in Joint Trading Account; JP	14,133	14,133
Lodging - 1.68%				Morgan Repurchase Agreement; 0.14%
Las Vegas Sands Corp	742,200	41,749		dated 4/30/2013 maturing 5/1/2013
				(collateralized by US Government
Machinery - Construction & Mining - 1.08%				Securities; $14,415,488; 0.00% - 8.88%;
Caterpillar Inc	316,200	26,773		dated 06/15/15 - 04/15/30)

Machinery - Diversified - 2.32%
Cummins Inc	295,157	31,402

See accompanying notes

			Schedule of Investments
			LargeCap Growth Fund
			April 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$12,114		$12,114
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$12,356,133 ; 0.63%; dated 08/31/17)
			$57,204
TOTAL REPURCHASE AGREEMENTS			$57,204
Total Investments			$2,477,944
Other Assets in Excess of Liabilities, Net - 0.41%			$10,174
TOTAL NET ASSETS - 100.00%			$2,488,118

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			23.87%
Communications			13.73%
Technology			13.39%
Consumer, Cyclical			13.21%
Financial			12.28%
Industrial			11.34%
Basic Materials			6 .53%
Energy			5 .24%
Other Assets in Excess of Liabilities, Net			0 .41%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 97.17%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.04%				Building Materials (continued)
Interpublic Group of Cos Inc/The	4,293	$59		Masco Corp	62,359	$1,212
Lamar Advertising Co (a)	11,639	545				$1,752
Omnicom Group Inc	31,269	1,869
		$2,473		Chemicals - 3.29%
				Albemarle Corp	8,915	546
Aerospace & Defense - 1.67%				Celanese Corp	28,274	1,397
B/E Aerospace Inc (a)	16,724	1,049		CF Industries Holdings Inc	2,376	443
Boeing Co/The	735,151	67,200		Eastman Chemical Co	21,859	1,457
Lockheed Martin Corp	26,516	2,628		Ecolab Inc	1,065,896	90,196
Rockwell Collins Inc	24,356	1,533		EI du Pont de Nemours & Co	107,436	5,856
Triumph Group Inc	3,009	240		FMC Corp	23,950	1,454
United Technologies Corp	258,444	23,593		International Flavors & Fragrances Inc	13,841	1,069
		$96,243		LyondellBasell Industries NV	3,938	239
				Monsanto Co	61,158	6,533
Agriculture - 0.43%				PPG Industries Inc	16,243	2,390
Altria Group Inc	187,861	6,859		Praxair Inc	337,065	38,526
Lorillard Inc	46,594	1,998		RPM International Inc	8,464	274
Philip Morris International Inc	156,099	14,921		Sherwin-Williams Co/The	197,474	36,159
Reynolds American Inc	19,964	947		Sigma-Aldrich Corp	20,803	1,637
		$24,725		Valspar Corp/The	15,636	998
Airlines - 0.65%				Westlake Chemical Corp	758	63
Copa Holdings SA	4,715	592		WR Grace & Co (a)	11,913	919
Delta Air Lines Inc (a)	94,861	1,626				$190,156
Southwest Airlines Co	24,661	338		Commercial Services - 3.91%
United Continental Holdings Inc (a)	1,090,500	35,223
				Aaron's Inc	9,438	271
		$37,779		Alliance Data Systems Corp (a)	8,799	1,511
Apparel - 0.55%				Apollo Group Inc (a)	15,643	287
Carter's Inc	8,574	561		Automatic Data Processing Inc	48,329	3,255
Coach Inc	32,884	1,935		Equifax Inc	18,208	1,114
Hanesbrands Inc	16,376	821		FleetCor Technologies Inc (a)	8,627	663
Michael Kors Holdings Ltd (a)	14,842	845		Gartner Inc (a)	15,664	906
Nike Inc	83,031	5,281		Genpact Ltd	2,874,489	53,466
Ralph Lauren Corp	112,139	20,362		H&R Block Inc	30,118	835
VF Corp	10,031	1,788		ITT Educational Services Inc (a)	4,838	89
		$31,593		Mastercard Inc	281,846	155,841
				McGraw-Hill Cos Inc/The	27,785	1,503
Automobile Parts & Equipment - 0.08%				Moody's Corp	34,252	2,084
BorgWarner Inc (a)	20,016	1,565		Morningstar Inc	4,134	273
Delphi Automotive PLC	37,165	1,717		Robert Half International Inc	24,973	820
Goodyear Tire & Rubber Co/The (a)	41,801	522		SEI Investments Co	23,848	684
WABCO Holdings Inc (a)	10,293	744		Total System Services Inc	22,652	535
		$4,548		Western Union Co/The	104,771	1,552
Banks - 0.93%						$225,689
Morgan Stanley	1,114,300	24,682		Computers - 8.35%
State Street Corp	499,400	29,200		Accenture PLC - Class A	1,022,430	83,266
		$53,882		Apple Inc	419,349	185,666
				Cadence Design Systems Inc (a)	46,893	647
Beverages - 1.11%				Cognizant Technology Solutions Corp (a)	1,210,796	78,460
Coca-Cola Co/The	386,647	16,367		DST Systems	945	65

Coca-Cola Enterprises Inc	3,757	137		EMC Corp/MA Inc (a)	237,882	5,336
Green Mountain Coffee Roasters Inc (a)	263,100	15,102
				Fortinet Inc (a)	22,808	410
Monster Beverage Corp (a)	303,652	17,126
				IHS Inc (a)	8,809	858
PepsiCo Inc	186,080	15,346
		$64,078		International Business Machines Corp	125,051	25,328
				Jack Henry & Associates Inc	15,259	708
Biotechnology - 3.93%				NetApp Inc	1,871,927	65,312
Alexion Pharmaceuticals Inc (a)	252,317	24,728		Riverbed Technology Inc (a)	29,452	438
Amgen Inc	92,201	9,608		SanDisk Corp (a)	639,000	33,509
Biogen Idec Inc (a)	206,603	45,231		Synopsys Inc (a)	1,976	70
Celgene Corp (a)	279,104	32,954		Teradata Corp (a)	29,526	1,508
Charles River Laboratories International Inc (a)	5,433	236		Western Digital Corp	15,548	860
Gilead Sciences Inc (a)	1,945,051	98,497				$482,441
Life Technologies Corp (a)	3,023	223
Myriad Genetics Inc (a)	14,932	416		Consumer Products - 0.11%
Regeneron Pharmaceuticals Inc (a)	65,984	14,196		Church & Dwight Co Inc	15,007	959
United Therapeutics Corp (a)	8,371	559		Clorox Co/The	1,383	119
				Jarden Corp (a)	4,846	218
		$226,648		Kimberly-Clark Corp	41,712	4,304
Building Materials - 0.03%				Tupperware Brands Corp	9,357	752
Lennox International Inc	8,706	540				$6,352

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Cosmetics & Personal Care - 2.02%				Food (continued)
Colgate-Palmolive Co	49,162	$5,870		Kroger Co/The	52,402	$1,802
Estee Lauder Cos Inc/The	1,258,929	87,307		McCormick & Co Inc/MD	23,149	1,665
Procter & Gamble Co/The	304,526	23,379		Safeway Inc	5,768	130
		$116,556		Whole Foods Market Inc	268,739	23,735

Distribution & Wholesale - 2.02%						$36,699
Fastenal Co	638,522	31,319		Gas - 0.00%
Fossil Inc (a)	840,403	82,460		Questar Corp	7,277	185
Genuine Parts Co	17,812	1,360

WW Grainger Inc	5,804	1,431		Hand & Machine Tools - 0.02%
		$116,570		Lincoln Electric Holdings Inc	14,612	771
Diversified Financial Services - 3.36%				Snap-on Inc	2,046	176
Affiliated Managers Group Inc (a)	6,434	1,002				$947
American Express Co	71,621	4,900
BlackRock Inc	7,633	2,034		Healthcare - Products - 3.07%
CBOE Holdings Inc	13,010	488		Baxter International Inc	56,759	3,966
				Becton Dickinson and Co	22,394	2,112
Charles Schwab Corp/The	5,171,272	87,705		Bruker BioSciences Corp (a)	16,883	300
Eaton Vance Corp	19,375	773		CR Bard Inc	15,171	1,507
Federated Investors Inc	12,852	295		DENTSPLY International Inc	11,444	485

Franklin Resources Inc	268,639	41,548		Edwards Lifesciences Corp (a)	266,785	17,018
IntercontinentalExchange Inc (a)	7,227	1,177
				Henry Schein Inc (a)	8,909	805
T Rowe Price Group Inc	28,586	2,072		IDEXX Laboratories Inc (a)	598,612	52,654
TD Ameritrade Holding Corp	1,220,600	24,302		Intuitive Surgical Inc (a)	183,399	90,285
Visa Inc	159,199	26,819		Medtronic Inc	11,213	523
Waddell & Reed Financial Inc	15,235	653		Patterson Cos Inc	14,089	535
		$193,768		ResMed Inc	24,384	1,171
Electric - 0.01%				Sirona Dental Systems Inc (a)	1,823	134
ITC Holdings Corp	8,974	828		St Jude Medical Inc	38,077	1,570
				Stryker Corp	27,025	1,772
				Techne Corp	6,343	407
Electrical Components & Equipment - 0.11%				Thoratec Corp (a)	9,510	344
AMETEK Inc	42,200	1,718		Varian Medical Systems Inc (a)	19,480	1,269
Emerson Electric Co	69,806	3,875		Zimmer Holdings Inc	3,084	236
Hubbell Inc	8,570	822				$177,093
		$6,415
				Healthcare - Services - 2.77%
Electronics - 2.22%				Covance Inc (a)	773,979	57,708
Agilent Technologies Inc	41,211	1,708		DaVita HealthCare Partners Inc (a)	544,231	64,573
Amphenol Corp	985,717	74,441		HCA Holdings Inc	18,403	734
FLIR Systems Inc	20,476	498		Quest Diagnostics Inc	3,100	175
Garmin Ltd	1,383	49		UnitedHealth Group Inc	608,200	36,449
Honeywell International Inc	88,958	6,542		Universal Health Services Inc	910	61
Jabil Circuit Inc	6,006	107				$159,700
Mettler-Toledo International Inc (a)	5,676	1,186
National Instruments Corp	1,545,110	42,228		Home Builders - 0.31%
Waters Corp (a)	15,523	1,434		DR Horton Inc	658,000	17,161
		$128,193		NVR Inc (a)	817	841

Engineering & Construction - 1.57%						$18,002
Chicago Bridge & Iron Co NV ADR	10,541	567		Housewares - 0.01%
Fluor Corp	1,583,118	90,206		Toro Co	10,654	480
		$90,773

Entertainment - 0.02%				Insurance - 0.09%
Bally Technologies Inc (a)	7,090	378		Allied World Assurance Co Holdings AG	3,285	298
Dolby Laboratories Inc	4,873	160		Aon PLC	5,015	303
International Game Technology	26,794	454		Arch Capital Group Ltd (a)	2,687	143
		$992		Arthur J Gallagher & Co	20,763	881
				Brown & Brown Inc	1,675	52
Environmental Control - 1.36%				Marsh & McLennan Cos Inc	48,474	1,843
Stericycle Inc (a)	723,042	78,320
				Travelers Cos Inc/The	18,911	1,615
				Validus Holdings Ltd	2,570	99
Food - 0.64%						$5,234
Dean Foods Co (a)	27,076	518
				Internet - 10.12%
General Mills Inc	60,305	3,041		Amazon.com Inc (a)	410,194	104,111
Hershey Co/The	17,858	1,592		AOL Inc	3,606	139
HJ Heinz Co	23,712	1,717		Baidu Inc ADR(a)	199,634	17,139
Hormel Foods Corp	13,457	555		eBay Inc (a)	874,307	45,805
Ingredion Inc	2,662	192		Expedia Inc	9,201	514
Kellogg Co	22,681	1,475		F5 Networks Inc (a)	13,906	1,063
Kraft Foods Group Inc	5,376	277		Facebook Inc (a)	858,038	23,819

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Internet (continued)				Mining - 0.01%
Google Inc (a)	330,713	$272,695		Southern Copper Corp	20,737	$691
Liberty Interactive Corp (a)	14,158	301
LinkedIn Corp (a)	100,702	19,344
Netflix Inc (a)	111,300	24,049		Miscellaneous Manufacturing - 2.94%
priceline.com Inc (a)	90,581	63,044		3M Co	71,215	7,457
Rackspace Hosting Inc (a)	19,732	951		Carlisle Cos Inc	888	58
Symantec Corp	7,646	186		Danaher Corp	2,520,483	153,599

TIBCO Software Inc (a)	484,500	9,404		Donaldson Co Inc	26,869	978
TripAdvisor Inc (a)	15,145	796		Eaton Corp PLC	14,839	911
VeriSign Inc (a)	25,366	1,169		Illinois Tool Works Inc	43,401	2,802
				Ingersoll-Rand PLC	27,959	1,504
		$584,529		ITT Corp	3,807	105
Iron & Steel - 0.00%				Pall Corp	20,280	1,353
Steel Dynamics Inc	8,265	124		Parker Hannifin Corp	11,420	1,011
				Textron Inc	3,047	78

Leisure Products & Services - 0.72%						$169,856
Carnival Corp	1,139,433	39,322		Office & Business Equipment - 0.00%
Harley-Davidson Inc	26,557	1,451		Pitney Bowes Inc	18,587	254
Polaris Industries Inc	10,866	937

		$41,710		Oil & Gas - 2.29%
Lodging - 1.48%				Atwood Oceanics Inc (a)	3,162	155
Las Vegas Sands Corp	855,214	48,106		Cabot Oil & Gas Corp	20,896	1,422
Marriott International Inc/DE	38,626	1,663		Cimarex Energy Co	507,995	37,175
Starwood Hotels & Resorts Worldwide Inc	534,191	34,466		Concho Resources Inc (a)	17,203	1,482
Wyndham Worldwide Corp	24,505	1,472		Continental Resources Inc/OK (a)	7,391	591
		$85,707		EOG Resources Inc	30,848	3,737
				Helmerich & Payne Inc	3,926	230
Machinery - Construction & Mining - 0.13%				Noble Energy Inc	6,893	781
Caterpillar Inc	74,496	6,307		Pioneer Natural Resources Co	206,195	25,203
Joy Global Inc	19,138	1,082		Range Resources Corp	515,891	37,929
		$7,389		SM Energy Co	9,350	570
Machinery - Diversified - 1.58%				Valero Energy Corp	560,600	22,603
				Whiting Petroleum Corp (a)	2,959	132
Babcock & Wilcox Co/The	19,910	542
Cummins Inc	21,740	2,313				$132,010
Deere & Co	45,409	4,055		Oil & Gas Services - 4.46%
Flowserve Corp	7,694	1,217		Cameron International Corp (a)	21,647	1,332
Graco Inc	10,911	660		Core Laboratories NV	520,870	75,412
IDEX Corp	2,888	150		Dresser-Rand Group Inc (a)	13,238	736
Manitowoc Co Inc/The	17,593	330		FMC Technologies Inc (a)	1,491,283	80,977
Nordson Corp	10,417	724		Halliburton Co	32,650	1,397
Rockwell Automation Inc	16,177	1,371		MRC Global Inc (a)	2,414	72
Roper Industries Inc	601,756	72,000		National Oilwell Varco Inc	16,972	1,107
Wabtec Corp/DE	73,516	7,715		Oil States International Inc (a)	7,869	703
Zebra Technologies Corp (a)	1,433	67
				RPC Inc	9,356	124
		$91,144		Schlumberger Ltd	1,282,294	95,441
Media - 1.14%				SEACOR Holdings Inc	1,678	121
AMC Networks Inc (a)	9,834	620				$257,422
CBS Corp	18,503	847		Packaging & Containers - 0.06%
Comcast Corp - Class A	146,616	6,055		Ball Corp	27,365	1,207
DIRECTV (a)	65,909	3,728		Crown Holdings Inc (a)	6,110	261
Discovery Communications Inc - A Shares (a)	27,349	2,156		Owens-Illinois Inc (a)	21,630	568
Discovery Communications Inc - C Shares (a)	146,900	10,414
				Packaging Corp of America	15,087	718
DISH Network Corp	26,796	1,050		Rock Tenn Co	1,426	143
FactSet Research Systems Inc	8,102	762		Silgan Holdings Inc	8,357	400
John Wiley & Sons Inc	3,603	137				$3,297
Liberty Global Inc - A Shares (a)	48,023	3,476
News Corp - Class A	738,618	22,875		Pharmaceuticals - 5.98%
Scripps Networks Interactive Inc	14,269	950		Abbott Laboratories	176,828	6,529
Sirius XM Radio Inc	426,312	1,385		AbbVie Inc	176,847	8,144
Time Warner Cable Inc	33,818	3,175		Actavis Inc (a)	12,688	1,342
Viacom Inc	56,670	3,626		Allergan Inc/United States	35,981	4,086
Walt Disney Co/The	75,280	4,731		AmerisourceBergen Corp	23,454	1,269
		$65,987		Bristol-Myers Squibb Co	152,322	6,050
				Cardinal Health Inc	31,935	1,412
Metal Fabrication & Hardware - 0.89%				Catamaran Corp (a)	503,386	29,060
Precision Castparts Corp	266,425	50,964		Eli Lilly & Co	44,220	2,449
Timken Co	1,254	66		Express Scripts Holding Co (a)	1,822,291	108,189
Valmont Industries Inc	3,862	563		Herbalife Ltd	19,955	792
		$51,593		Johnson & Johnson	61,501	5,242

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Pharmaceuticals (continued)				Retail (continued)
McKesson Corp	493,749	$52,249		PVH Corp	12,493	$1,442
Mead Johnson Nutrition Co	1,064,798	86,344		Ross Stores Inc	25,923	1,713
Mylan Inc/PA (a)	65,172	1,897		Sally Beauty Holdings Inc (a)	25,326	761
Perrigo Co	9,301	1,111		Starbucks Corp	2,349,442	142,941
Valeant Pharmaceuticals International Inc (a)	378,200	28,773		Target Corp	6,534	461
Warner Chilcott PLC	29,339	422		TJX Cos Inc	84,804	4,136
		$345,360		Tractor Supply Co	233,760	25,052
				Urban Outfitters Inc (a)	19,202	796
Pipelines - 0.42%				Wal-Mart Stores Inc	158,660	12,331
Kinder Morgan Inc/DE	55,906	2,186		Williams-Sonoma Inc	8,852	475
ONEOK Inc	35,794	1,838		World Fuel Services Corp	4,074	165
Williams Cos Inc/The	522,799	19,935		Yum! Brands Inc	52,705	3,590
		$23,959				$394,627

Real Estate - 0.02%				Semiconductors - 3.63%
CBRE Group Inc (a)	57,312	1,388
				Atmel Corp (a)	2,041,000	13,205
				Avago Technologies Ltd	40,100	1,282
REITS - 0.36%				Broadcom Corp	942,311	33,924
American Campus Communities Inc	1,211	54		Intel Corp	423,966	10,154
American Tower Corp	43,892	3,687		LSI Corp (a)	102,909	673
Apartment Investment & Management Co	17,926	558		Maxim Integrated Products Inc	25,512	789
Boston Properties Inc	4,130	452		Qualcomm Inc	2,343,913	144,432
BRE Properties Inc	3,944	199		Teradyne Inc (a)	3,697	61
Camden Property Trust	10,925	790		Texas Instruments Inc	86,261	3,123
Equity Residential	4,093	238		Xilinx Inc	46,093	1,747
Extra Space Storage Inc	11,579	505				$209,390
Federal Realty Investment Trust	8,427	986		Software - 5.24%

HCP Inc	5,203	277		Adobe Systems Inc (a)	28,299	1,276
Home Properties Inc	4,239	273		Akamai Technologies Inc (a)	560,497	24,612
Kilroy Realty Corp	863	49		ANSYS Inc (a)	660,021	53,369
Mid-America Apartment Communities Inc	6,756	464		CA Inc	3,583	97

Plum Creek Timber Co Inc	28,196	1,453		Cerner Corp (a)	17,177	1,662
Public Storage	15,983	2,637		Citrix Systems Inc (a)	681,793	42,387
Rayonier Inc	17,533	1,042		Dun & Bradstreet Corp/The	4,928	436

Regency Centers Corp	9,593	540		Fiserv Inc (a)	20,364	1,855
Simon Property Group Inc	28,365	5,051
Tanger Factory Outlet Centers	15,097	560		Intuit Inc	33,187	1,979
				Microsoft Corp	865,159	28,637
Taubman Centers Inc	3,239	277		NetSuite Inc (a)	83,500	7,345
Weyerhaeuser Co	29,367	896		Nuance Communications Inc (a)	268,080	5,104
		$20,988		Oracle Corp	438,665	14,379
Retail - 6.83%				Red Hat Inc (a)	632,271	30,305
Advance Auto Parts Inc	12,343	1,035		Salesforce.com Inc (a)	1,984,456	81,581
American Eagle Outfitters Inc	24,807	482		SolarWinds Inc (a)	10,038	510
AutoNation Inc (a)	3,203	146		Solera Holdings Inc	12,135	699
AutoZone Inc (a)	4,188	1,713		Workday Inc (a)	101,600	6,365
Bed Bath & Beyond Inc (a)	26,609	1,831				$302,598
Big Lots Inc (a)	10,180	371
				Telecommunications - 2.54%
Brinker International Inc	12,288	478		Crown Castle International Corp (a)	998,090	76,853
Chico's FAS Inc	20,146	368		EchoStar Corp (a)	1,822	72
Chipotle Mexican Grill Inc (a)	75,190	27,308
Costco Wholesale Corp	625,083	67,778		Harris Corp	5,950	275
				IPG Photonics Corp	5,544	353
CVS Caremark Corp	30,794	1,792		Juniper Networks Inc (a)	2,882,195	47,700
Dollar General Corp (a)	32,263	1,681
Dollar Tree Inc (a)	381,683	18,153		Motorola Solutions Inc	31,264	1,788
				NeuStar Inc (a)	11,689	513
DSW Inc	5,413	358		Verizon Communications Inc	313,502	16,901
Foot Locker Inc	5,543	193		Virgin Media Inc	31,891	1,556
Gap Inc/The	34,836	1,323
GNC Holdings Inc	11,242	510		Windstream Corp	56,987	485
Home Depot Inc/The	175,574	12,878				$146,496
L Brands Inc	23,543	1,187		Textiles - 0.01%
Lowe's Cos Inc	967,570	37,174		Cintas Corp	8,746	392
Lululemon Athletica Inc (a)	94,600	7,202
Macy's Inc	9,885	441
McDonald's Corp	101,208	10,337		Toys, Games & Hobbies - 0.04%
MSC Industrial Direct Co Inc	7,957	627		Hasbro Inc	17,479	828
Nordstrom Inc	25,646	1,451		Mattel Inc	30,121	1,375
Nu Skin Enterprises Inc	8,750	444				$2,203
O'Reilly Automotive Inc (a)	12,744	1,368		Transportation - 1.60%
Panera Bread Co (a)	4,762	844		CH Robinson Worldwide Inc	28,392	1,686
PetSmart Inc	18,927	1,291		CSX Corp	70,051	1,723

See accompanying notes

			Schedule of Investments
			LargeCap Growth Fund I
			April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Transportation (continued)
Era Group Inc (a)	1,678		$39
Expeditors International of Washington Inc	33,546		1,205
FedEx Corp	235,394		22,129
Landstar System Inc	7,704		421
Union Pacific Corp	398,077		58,900
United Parcel Service Inc	71,949		6,176
			$92,279

Water - 0.00%
Aqua America Inc	2,745		87

TOTAL COMMON STOCKS			$5,610,594
	Maturity
REPURCHASE AGREEMENTS - 2.27%	Amount (000's)	Value (000	's)

Banks - 2.27%
Investment in Joint Trading Account; Credit	$15,452		$15,452
Suisse Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $15,761,196; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	55,628		55,628
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $56,740,309; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	32,450		32,449
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $33,098,513; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	27,814		27,814
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$28,370,155 ; 0.63%; dated 08/31/17)
			$131,343
TOTAL REPURCHASE AGREEMENTS			$131,343
Total Investments			$5,741,937
Other Assets in Excess of Liabilities, Net - 0.56%			$32,494
TOTAL NET ASSETS - 100.00%			$5,774,431

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			23.97%
Technology			17.22%
Industrial			14.18%
Communications			13.84%
Consumer, Cyclical			12.72%
Energy			7 .17%
Financial			7 .03%
Basic Materials			3 .30%
Utilities			0 .01%
Other Assets in Excess of Liabilities, Net			0 .56%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2013 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	2,044	$158,217	$162,723	$4,506
Total					$4,506
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2013 (unaudited)

COMMON STOCKS - 98.36%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	93,786	$1,298		Coca-Cola Co/The	868,453	$36,762
Omnicom Group Inc	59,231	3,540		Coca-Cola Enterprises Inc	59,460	2,178
		$4,838		Constellation Brands Inc (a)	34,538	1,704
				Dr Pepper Snapple Group Inc	46,140	2,253
Aerospace & Defense - 1.68%				Molson Coors Brewing Co	35,363	1,825
Boeing Co/The	154,203	14,096		Monster Beverage Corp (a)	32,634	1,841
General Dynamics Corp	75,280	5,568		PepsiCo Inc	349,573	28,829
L-3 Communications Holdings Inc	20,369	1,655				$80,164
Lockheed Martin Corp	60,667	6,011
Northrop Grumman Corp	53,730	4,069		Biotechnology - 1.99%
Raytheon Co	73,721	4,525		Alexion Pharmaceuticals Inc (a)	44,232	4,335
Rockwell Collins Inc	30,945	1,947		Amgen Inc	169,584	17,672
United Technologies Corp	191,082	17,444		Biogen Idec Inc (a)	53,545	11,723
		$55,315		Celgene Corp (a)	94,881	11,203
				Gilead Sciences Inc (a)	344,953	17,468
Agriculture - 1.96%				Life Technologies Corp (a)	38,986	2,873
Altria Group Inc	455,405	16,627				$65,274
Archer-Daniels-Midland Co	149,228	5,065
Lorillard Inc	85,958	3,687		Building Materials - 0.09%
Philip Morris International Inc	373,366	35,690		Masco Corp	80,793	1,570
Reynolds American Inc	72,904	3,457		Vulcan Materials Co	29,427	1,468
		$64,526				$3,038

Airlines - 0.07%				Chemicals - 2.43%
Southwest Airlines Co	164,976	2,260		Air Products & Chemicals Inc	47,045	4,091
				Airgas Inc	15,482	1,496
				CF Industries Holdings Inc	14,276	2,663
Apparel - 0.62%				Dow Chemical Co/The	272,892	9,254
Coach Inc	63,622	3,745		Eastman Chemical Co	34,884	2,325
Nike Inc	164,394	10,455		Ecolab Inc	60,149	5,090
Ralph Lauren Corp	13,772	2,501
VF Corp	19,982	3,561		EI du Pont de Nemours & Co	211,696	11,540
				FMC Corp	31,194	1,893
		$20,262		International Flavors & Fragrances Inc	18,482	1,427
Automobile Manufacturers - 0.49%				LyondellBasell Industries NV	86,035	5,222
Ford Motor Co	888,726	12,184		Monsanto Co	121,408	12,969
PACCAR Inc	80,091	3,987		Mosaic Co/The	62,696	3,861
		$16,171		PPG Industries Inc	32,367	4,762
				Praxair Inc	67,112	7,671
Automobile Parts & Equipment - 0.34%				Sherwin-Williams Co/The	19,446	3,561
BorgWarner Inc (a)	26,202	2,048
				Sigma-Aldrich Corp	27,291	2,148
Delphi Automotive PLC	66,441	3,070				$79,973
Goodyear Tire & Rubber Co/The (a)	55,604	695
Johnson Controls Inc	155,057	5,429		Coal - 0.09%
		$11,242		Consol Energy Inc	51,692	1,739
				Peabody Energy Corp	61,095	1,226
Banks - 7.25%						$2,965
Bank of America Corp	2,451,721	30,181
Bank of New York Mellon Corp/The	263,630	7,440		Commercial Services - 1.31%
BB&T Corp	158,571	4,879		ADT Corp/The	49,927	2,179
Capital One Financial Corp	131,929	7,623		Apollo Group Inc (a)	22,695	417
Citigroup Inc	688,540	32,127		Automatic Data Processing Inc	109,898	7,400
Comerica Inc	42,523	1,541		Equifax Inc	27,293	1,670
Fifth Third Bancorp	198,327	3,377		H&R Block Inc	61,471	1,705
First Horizon National Corp	55,152	574		Iron Mountain Inc	37,913	1,435
Goldman Sachs Group Inc/The	99,148	14,483		Mastercard Inc	23,924	13,228
Huntington Bancshares Inc/OH	190,787	1,368		McGraw-Hill Cos Inc/The	63,625	3,443
JP Morgan Chase & Co	867,250	42,504		Moody's Corp	43,907	2,672
KeyCorp	209,333	2,087		Paychex Inc	73,347	2,671
M&T Bank Corp	27,709	2,776		Quanta Services Inc (a)	48,318	1,328
Morgan Stanley	311,075	6,890		Robert Half International Inc	31,620	1,038
Northern Trust Corp	49,313	2,659		SAIC Inc	64,294	960
PNC Financial Services Group Inc/The	119,736	8,128		Total System Services Inc	36,408	860
Regions Financial Corp	320,255	2,719		Western Union Co/The	128,875	1,909
State Street Corp	103,523	6,053				$42,915
SunTrust Banks Inc	122,116	3,572
US Bancorp	422,217	14,051		Computers - 6.01%
				Accenture PLC - Class A	145,997	11,890
Wells Fargo & Co	1,110,706	42,185		Apple Inc	212,777	94,207
Zions Bancorporation	41,734	1,028		Cognizant Technology Solutions Corp (a)	68,380	4,431
		$238,245		Computer Sciences Corp	34,777	1,629
Beverages - 2.44%				Dell Inc	330,912	4,434
Beam Inc	36,328	2,351		EMC Corp/MA (a)	476,834	10,695
Brown-Forman Corp	34,342	2,421		Hewlett-Packard Co	442,459	9,115

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Computers (continued)				Electric (continued)
International Business Machines Corp	237,380	$48,079		Wisconsin Energy Corp	51,889	$2,332
NetApp Inc	81,663	2,849		Xcel Energy Inc	110,638	3,517
SanDisk Corp (a)	54,799	2,874				$105,441
Seagate Technology PLC	72,368	2,656
Teradata Corp (a)	37,568	1,919		Electrical Components & Equipment - 0.30%
Western Digital Corp	49,078	2,713		Emerson Electric Co	163,612	9,082
		$197,491		Molex Inc	31,369	865
						$9,947
Consumer Products - 0.38%
Avery Dennison Corp	22,683	940		Electronics - 1.16%
Clorox Co/The	29,674	2,560		Agilent Technologies Inc	78,618	3,258
Kimberly-Clark Corp	87,830	9,063		Amphenol Corp	36,185	2,733
		$12,563		FLIR Systems Inc	32,848	798
				Garmin Ltd	24,818	871
Cosmetics & Personal Care - 1.99%				Honeywell International Inc	177,595	13,060
Avon Products Inc	97,949	2,269		Jabil Circuit Inc	41,680	742
Colgate-Palmolive Co	99,615	11,895		PerkinElmer Inc	25,771	790
Estee Lauder Cos Inc/The	54,317	3,767		TE Connectivity Ltd	95,225	4,147
Procter & Gamble Co/The	618,954	47,517		Thermo Fisher Scientific Inc	81,033	6,538
		$65,448		Tyco International Ltd	105,593	3,392
				Waters Corp (a)	19,461	1,798
Distribution & Wholesale - 0.31%						$38,127
Fastenal Co	61,164	3,000
Fossil Inc (a)	12,102	1,187		Engineering & Construction - 0.11%
Genuine Parts Co	35,091	2,679		Fluor Corp	36,822	2,098
WW Grainger Inc	13,548	3,339		Jacobs Engineering Group Inc (a)	29,536	1,491
		$10,205				$3,589

Diversified Financial Services - 2.45%				Entertainment - 0.03%
American Express Co	217,760	14,897		International Game Technology	59,909	1,016
Ameriprise Financial Inc	46,104	3,436
BlackRock Inc	28,498	7,595
Charles Schwab Corp/The	249,033	4,224		Environmental Control - 0.26%
				Republic Services Inc	67,371	2,296
CME Group Inc/IL	69,538	4,232		Stericycle Inc (a)	19,507	2,113
Discover Financial Services	112,250	4,910
E*Trade Financial Corp (a)	64,660	665		Waste Management Inc	99,083	4,060
Franklin Resources Inc	31,301	4,841				$8,469
IntercontinentalExchange Inc (a)	16,462	2,682		Food - 2.00%
Invesco Ltd	99,909	3,171		Campbell Soup Co	40,608	1,885
Legg Mason Inc	26,005	828		ConAgra Foods Inc	93,774	3,317
NASDAQ OMX Group Inc/The	26,654	786		Dean Foods Co (a)	42,127	806
NYSE Euronext	55,060	2,137		General Mills Inc	146,510	7,387
SLM Corp	102,721	2,121		Hershey Co/The	34,019	3,033
T Rowe Price Group Inc	58,688	4,255		HJ Heinz Co	72,655	5,262
Visa Inc	116,852	19,685		Hormel Foods Corp	30,463	1,257
		$80,465		JM Smucker Co/The	24,303	2,509
				Kellogg Co	56,580	3,680
Electric - 3.21%				Kraft Foods Group Inc	134,262	6,913
AES Corp/VA	140,253	1,944
Ameren Corp	54,978	1,993		Kroger Co/The	117,470	4,039
American Electric Power Co Inc	110,046	5,660		McCormick & Co Inc/MD	30,064	2,163
CMS Energy Corp	60,010	1,797		Mondelez International Inc	402,935	12,672
				Safeway Inc	54,290	1,223
Consolidated Edison Inc	66,362	4,224		Sysco Corp	132,777	4,628
Dominion Resources Inc/VA	130,584	8,054
DTE Energy Co	39,096	2,849		Tyson Foods Inc	64,266	1,583
Duke Energy Corp	159,665	12,007		Whole Foods Market Inc	39,054	3,449
Edison International	73,824	3,972				$65,806
Entergy Corp	40,353	2,874		Forest Products & Paper - 0.18%
Exelon Corp	193,735	7,267		International Paper Co	99,972	4,697
FirstEnergy Corp	94,762	4,416		MeadWestvaco Corp	39,804	1,372
Integrys Energy Group Inc	17,764	1,094				$6,069
NextEra Energy Inc	96,042	7,878
Northeast Utilities	71,225	3,229		Gas - 0.30%
NRG Energy Inc	73,225	2,041		AGL Resources Inc	26,709	1,171
Pepco Holdings Inc	56,199	1,270		CenterPoint Energy Inc	96,904	2,392
PG&E Corp	99,389	4,814		NiSource Inc	70,511	2,167
Pinnacle West Capital Corp	24,869	1,515		Sempra Energy	51,267	4,247
PPL Corp	132,065	4,408				$9,977
Public Service Enterprise Group Inc	114,643	4,197		Hand & Machine Tools - 0.12%
SCANA Corp	31,518	1,708		Snap-on Inc	13,203	1,138
Southern Co/The	196,896	9,496		Stanley Black & Decker Inc	36,311	2,717
TECO Energy Inc	46,274	885				$3,855

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Healthcare - Products - 1.73%				Internet - 3.34%
Baxter International Inc	123,700	$8,643		Amazon.com Inc (a)	82,396	$20,913
Becton Dickinson and Co	43,949	4,144		eBay Inc (a)	264,394	13,852
Boston Scientific Corp (a)	307,574	2,304		Expedia Inc	21,167	1,182
CareFusion Corp (a)	50,436	1,687		F5 Networks Inc (a)	17,808	1,361
Covidien PLC	106,958	6,828		Google Inc (a)	60,505	49,891
CR Bard Inc	17,236	1,713		Netflix Inc (a)	12,687	2,741
DENTSPLY International Inc	32,368	1,371		priceline.com Inc (a)	11,300	7,865
Edwards Lifesciences Corp (a)	25,854	1,649		Symantec Corp	156,160	3,795
Hospira Inc (a)	37,478	1,241		TripAdvisor Inc (a)	24,933	1,311
Intuitive Surgical Inc (a)	9,092	4,476		VeriSign Inc (a)	34,568	1,592
Medtronic Inc	229,159	10,697		Yahoo! Inc (a)	219,593	5,430
Patterson Cos Inc	18,953	719				$109,933
St Jude Medical Inc	64,095	2,642
Stryker Corp	65,526	4,297		Iron & Steel - 0.16%
Varian Medical Systems Inc (a)	24,723	1,610		Allegheny Technologies Inc	24,352	657
Zimmer Holdings Inc	38,373	2,934		Cliffs Natural Resources Inc	34,329	732
		$56,955		Nucor Corp	71,982	3,140
				United States Steel Corp	32,692	582
Healthcare - Services - 1.19%						$5,111
Aetna Inc	74,320	4,269
Cigna Corp	64,793	4,287		Leisure Products & Services - 0.19%
Coventry Health Care Inc	30,500	1,511		Carnival Corp	100,657	3,473
DaVita HealthCare Partners Inc (a)	19,124	2,269		Harley-Davidson Inc	51,231	2,800
Humana Inc	35,881	2,659				$6,273
Laboratory Corp of America Holdings (a)	21,095	1,969		Lodging - 0.29%
Quest Diagnostics Inc	35,850	2,020		Marriott International Inc/DE	55,203	2,377
Tenet Healthcare Corp (a)	23,630	1,072		Starwood Hotels & Resorts Worldwide Inc	43,894	2,832
UnitedHealth Group Inc	232,234	13,918		Wyndham Worldwide Corp	30,960	1,860
WellPoint Inc	68,890	5,024		Wynn Resorts Ltd	18,076	2,482
		$38,998				$9,551

Holding Companies - Diversified - 0.06%				Machinery - Construction & Mining - 0.42%
Leucadia National Corp	66,463	2,053		Caterpillar Inc	148,425	12,567
				Joy Global Inc	24,065	1,360
Home Builders - 0.15%						$13,927
DR Horton Inc	63,343	1,652		Machinery - Diversified - 0.62%
Lennar Corp	37,410	1,542		Cummins Inc	40,005	4,256
Pulte Group Inc (a)	77,086	1,618
				Deere & Co	88,268	7,882
		$4,812		Flowserve Corp	10,904	1,724
Home Furnishings - 0.08%				Rockwell Automation Inc	31,678	2,686
Harman International Industries Inc	15,393	688		Roper Industries Inc	22,407	2,681
Whirlpool Corp	17,797	2,034		Xylem Inc/NY	42,181	1,171
		$2,722				$20,400

Housewares - 0.05%				Media - 3.39%
Newell Rubbermaid Inc	64,894	1,709		Cablevision Systems Corp	48,599	722
				CBS Corp	132,580	6,069
				Comcast Corp - Class A	598,072	24,700
Insurance - 4.05%				DIRECTV (a)	129,861	7,345
ACE Ltd	76,885	6,853		Discovery Communications Inc - A Shares (a)	55,571	4,380
Aflac Inc	105,983	5,770		Gannett Co Inc	52,066	1,050
Allstate Corp/The	108,183	5,329		News Corp - Class A	453,109	14,033
American International Group Inc (a)	334,514	13,856		Scripps Networks Interactive Inc	19,500	1,298
Aon PLC	70,598	4,261		Time Warner Cable Inc	66,959	6,287
Assurant Inc	17,857	849		Time Warner Inc	211,810	12,662
Berkshire Hathaway Inc - Class B (a)	413,278	43,940		Viacom Inc	103,181	6,603
Chubb Corp/The	59,133	5,208		Walt Disney Co/The	409,086	25,707
Cincinnati Financial Corp	33,286	1,628		Washington Post Co/The	1,026	455
Genworth Financial Inc (a)	111,642	1,120
						$111,311
Hartford Financial Services Group Inc	98,927	2,779
Lincoln National Corp	61,510	2,092		Metal Fabrication & Hardware - 0.19%
Loews Corp	70,149	3,133		Precision Castparts Corp	33,184	6,348
Marsh & McLennan Cos Inc	124,254	4,723
MetLife Inc	247,792	9,661		Mining - 0.37%
Progressive Corp/The	125,893	3,184		Alcoa Inc	242,294	2,059
Prudential Financial Inc	105,362	6,366		Freeport-McMoRan Copper & Gold Inc	215,150	6,547
Torchmark Corp	21,221	1,317		Newmont Mining Corp	112,553	3,647
Travelers Cos Inc/The	85,639	7,314				$12,253
Unum Group	61,132	1,705
XL Group PLC	66,833	2,081		Miscellaneous Manufacturing - 3.17%
		$133,169		3M Co	143,835	15,061

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Danaher Corp	131,376	$8,006		Actavis Inc (a)	28,965	$3,063
Dover Corp	39,580	2,730		Allergan Inc/United States	69,686	7,913
Eaton Corp PLC	106,745	6,555		AmerisourceBergen Corp	52,154	2,823
General Electric Co	2,356,101	52,518		Bristol-Myers Squibb Co	371,002	14,736
Illinois Tool Works Inc	94,106	6,076		Cardinal Health Inc	77,234	3,415
Ingersoll-Rand PLC	62,448	3,360		Eli Lilly & Co	226,197	12,527
Leggett & Platt Inc	32,350	1,043		Express Scripts Holding Co (a)	185,460	11,011
Pall Corp	25,172	1,679		Forest Laboratories Inc (a)	53,096	1,986
Parker Hannifin Corp	33,797	2,993		Johnson & Johnson	633,380	53,983
Pentair Ltd	46,708	2,539		McKesson Corp	52,769	5,584
Textron Inc	61,528	1,584		Mead Johnson Nutrition Co	45,888	3,721
		$104,144		Merck & Co Inc	684,826	32,187
				Mylan Inc/PA (a)	89,626	2,609
Office & Business Equipment - 0.09%				Perrigo Co	20,018	2,390
Pitney Bowes Inc	45,622	624		Pfizer Inc (b)	1,628,940	47,353
Xerox Corp	277,304	2,379				$234,934
		$3,003
				Pipelines - 0.57%
Oil & Gas - 8.36%				Kinder Morgan Inc/DE	143,147	5,597
Anadarko Petroleum Corp	113,421	9,614		ONEOK Inc	46,435	2,385
Apache Corp	88,767	6,558		Spectra Energy Corp	151,389	4,774
Cabot Oil & Gas Corp	47,680	3,245		Williams Cos Inc/The	154,426	5,888
Chesapeake Energy Corp	117,984	2,305				$18,644
Chevron Corp	440,188	53,707
ConocoPhillips	276,660	16,724		Publicly Traded Investment Fund - 0.32%
Denbury Resources Inc (a)	84,621	1,514		iShares Core S&P 500 ETF	66,151	10,608
Devon Energy Corp	85,554	4,711
Diamond Offshore Drilling Inc	15,751	1,088		Real Estate - 0.05%

Ensco PLC	52,670	3,038		CBRE Group Inc (a)	68,928	1,669
EOG Resources Inc	61,574	7,460
EQT Corp	34,113	2,563
Exxon Mobil Corp	1,015,207	90,343		REITS - 2.19%
Helmerich & Payne Inc	24,079	1,411		American Tower Corp	89,525	7,519
Hess Corp	67,325	4,859		Apartment Investment & Management Co	33,041	1,028
Marathon Oil Corp	160,357	5,239		AvalonBay Communities Inc	25,781	3,430
Marathon Petroleum Corp	75,098	5,885		Boston Properties Inc	34,359	3,760
Murphy Oil Corp	41,042	2,548		Equity Residential	72,584	4,214
Nabors Industries Ltd	65,945	975		HCP Inc	102,729	5,475
Newfield Exploration Co (a)	30,639	668		Health Care REIT Inc	59,102	4,431
Noble Corp	57,263	2,147		Host Hotels & Resorts Inc	164,660	3,008
Noble Energy Inc	40,689	4,610		Kimco Realty Corp	92,421	2,198
Occidental Petroleum Corp	182,518	16,292		Plum Creek Timber Co Inc	36,781	1,896
Phillips 66	140,825	8,583		Prologis Inc	111,801	4,690
Pioneer Natural Resources Co	29,991	3,666		Public Storage	32,685	5,393
QEP Resources Inc	40,457	1,161		Simon Property Group Inc	71,074	12,656
Range Resources Corp	36,898	2,713		Ventas Inc	66,150	5,267
Rowan Cos PLC (a)	28,154	916		Vornado Realty Trust	38,381	3,361
Southwestern Energy Co (a)	79,540	2,976		Weyerhaeuser Co	123,556	3,770
Tesoro Corp	31,138	1,663				$72,096
Valero Energy Corp	125,287	5,052
WPX Energy Inc (a)	45,347	709		Retail - 6.47%
		$274,943		Abercrombie & Fitch Co	18,028	893
				AutoNation Inc (a)	8,772	399
Oil & Gas Services - 1.48%				AutoZone Inc (a)	8,232	3,368
Baker Hughes Inc	100,107	4,544		Bed Bath & Beyond Inc (a)	51,239	3,525
Cameron International Corp (a)	56,160	3,456		Best Buy Co Inc	60,264	1,566
FMC Technologies Inc (a)	53,866	2,925		CarMax Inc (a)	51,700	2,380
Halliburton Co	211,136	9,030		Chipotle Mexican Grill Inc (a)	7,031	2,554
National Oilwell Varco Inc	96,671	6,305		Costco Wholesale Corp	98,709	10,703
Schlumberger Ltd	300,964	22,401		CVS Caremark Corp	278,971	16,231
		$48,661		Darden Restaurants Inc	29,310	1,513
				Dollar General Corp (a)	68,523	3,569
Packaging & Containers - 0.13%				Dollar Tree Inc (a)	51,482	2,448
Ball Corp	33,861	1,494		Family Dollar Stores Inc	21,779	1,337
Bemis Co Inc	23,338	919		GameStop Corp	27,458	958
Owens-Illinois Inc (a)	37,177	977
				Gap Inc/The	67,350	2,559
Sealed Air Corp	44,093	975		Home Depot Inc/The	338,786	24,850
		$4,365		JC Penney Co Inc (a)	32,291	530
Pharmaceuticals - 7.15%				Kohl's Corp	47,948	2,256
Abbott Laboratories	355,893	13,140		L Brands Inc	54,233	2,734
AbbVie Inc	358,157	16,493		Lowe's Cos Inc	251,510	9,663
				Macy's Inc	89,564	3,995

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)				Telecommunications (continued)
McDonald's Corp	227,219	$23,208		MetroPCS Communications Inc (a)	72,521	$859
Nordstrom Inc	33,924	1,920		Motorola Solutions Inc	62,534	3,577
O'Reilly Automotive Inc (a)	25,220	2,707		Sprint Nextel Corp (a)	682,198	4,809
PetSmart Inc	24,352	1,662		Verizon Communications Inc	647,645	34,915
PVH Corp	17,699	2,043		Windstream Corp	133,796	1,140
Ross Stores Inc	50,388	3,329				$137,241
Staples Inc	152,692	2,022
Starbucks Corp	169,781	10,329		Textiles - 0.03%
Target Corp	147,461	10,405		Cintas Corp	23,745	1,065
Tiffany & Co	27,002	1,989
TJX Cos Inc	165,238	8,059		Toys, Games & Hobbies - 0.15%
Urban Outfitters Inc (a)	24,796	1,028		Hasbro Inc	25,963	1,230
Walgreen Co	194,874	9,648		Mattel Inc	78,062	3,564
Wal-Mart Stores Inc	378,992	29,455				$4,794
Yum! Brands Inc	102,129	6,957
		$212,792		Transportation - 1.57%
				CH Robinson Worldwide Inc	36,493	2,167
Savings & Loans - 0.06%				CSX Corp	231,298	5,688
Hudson City Bancorp Inc	107,713	895		Expeditors International of Washington Inc	46,789	1,681
People's United Financial Inc	76,738	1,010		FedEx Corp	66,265	6,230
		$1,905		Norfolk Southern Corp	71,265	5,517
Semiconductors 2.73%				Ryder System Inc	11,664	677

Advanced Micro Devices - Inc (a)	137,530	388		Union Pacific Corp	106,337	15,734
Altera Corp	72,451	2,319		United Parcel Service Inc	162,029	13,909
Analog Devices Inc	69,332	3,050				$51,603
Applied Materials Inc	271,913	3,946		TOTAL COMMON STOCKS		$3,233,838
Broadcom Corp	118,613	4,270			Maturity
First Solar Inc (a)	13,626	634		REPURCHASE AGREEMENTS - 1.39%	Amount (000's)	Value (000	's)
Intel Corp	1,120,694	26,841		Banks - 1.39%
KLA-Tencor Corp	37,646	2,042		Investment in Joint Trading Account; Credit	$5,363	$5,363
Lam Research Corp (a)	36,786	1,700		Suisse Repurchase Agreement; 0.14%
Linear Technology Corp	52,696	1,923		dated 4/30/2013 maturing 5/1/2013
LSI Corp (a)	124,564	815		(collateralized by US Government
Microchip Technology Inc	44,266	1,612		Securities; $5,469,891; 4.50% - 4.63%;
Micron Technology Inc (a)	231,521	2,181		dated 02/15/36 - 02/15/40)
NVIDIA Corp	141,582	1,950		Investment in Joint Trading Account; Deutsche	19,306	19,305
Qualcomm Inc	389,304	23,989		Bank Repurchase Agreement; 0.15% dated
Teradyne Inc (a)	43,123	709		4/30/2013 maturing 5/1/2013
Texas Instruments Inc	250,329	9,064		(collateralized by US Government
Xilinx Inc	59,266	2,247		Securities; $19,691,606; 0.00% - 7.25%;
		$89,680		dated 07/12/13 - 12/27/32)
Software - 3.67%				Investment in Joint Trading Account; JP	11,262	11,261
Adobe Systems Inc (a)	113,019	5,095		Morgan Repurchase Agreement; 0.14%
Akamai Technologies Inc (a)	40,306	1,770		dated 4/30/2013 maturing 5/1/2013
Autodesk Inc (a)	50,914	2,005		(collateralized by US Government
BMC Software Inc (a)	29,786	1,355		Securities; $11,486,771; 0.00% - 8.88%;
CA Inc	75,413	2,034		dated 06/15/15 - 04/15/30)
Cerner Corp (a)	33,167	3,209		Investment in Joint Trading Account; Merrill	9,653	9,653
Citrix Systems Inc (a)	42,237	2,626		Lynch Repurchase Agreement; 0.14%
Dun & Bradstreet Corp/The	9,261	819		dated 4/30/2013 maturing 5/1/2013
Electronic Arts Inc (a)	67,993	1,197		(collateralized by US Government Security;
Fidelity National Information Services Inc	66,435	2,793		$9,845,803 ; 0.63%; dated 08/31/17)
Fiserv Inc (a)	30,250	2,756				$45,582
Intuit Inc	63,128	3,765		TOTAL REPURCHASE AGREEMENTS		$45,582
Microsoft Corp	1,708,145	56,540		Total Investments		$3,279,420
Oracle Corp	836,725	27,428		Other Assets in Excess of Liabilities, Net - 0.25%		$8,308
Red Hat Inc (a)	43,775	2,098		TOTAL NET ASSETS - 100.00%		$3,287,728
Salesforce.com Inc (a)	122,112	5,020

		$120,510		(a) Non-Income Producing Security
Telecommunications - 4.17%				(b) Security or a portion of the security was pledged to cover margin
AT&T Inc	1,244,321	46,612		requirements for futures contracts. At the end of the period, the value of
CenturyLink Inc	141,803	5,328		these securities totaled $7,951 or 0.24% of net assets.
Cisco Systems Inc	1,208,150	25,274
Corning Inc	333,625	4,838
Crown Castle International Corp (a)	66,427	5,115
Frontier Communications Corp	226,195	941
Harris Corp	25,570	1,181
JDS Uniphase Corp (a)	53,281	719
Juniper Networks Inc (a)	116,822	1,933

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.14%
Financial		17.44%
Technology		12.50%
Communications		11.05%
Energy		10.50%
Industrial		9 .82%
Consumer, Cyclical		9 .27%
Utilities		3 .51%
Basic Materials		3 .14%
Exchange Traded Funds		0 .32%
Diversified		0 .06%
Other Assets in Excess of Liabilities, Net		0 .25%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	637	$49,633		$50,712	$1,079
Total						$1,079

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2013 (unaudited)

COMMON STOCKS - 99.06%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 1.53%				Food - 1.12%
Alliant Techsystems Inc	94,132	$7,000		Kroger Co/The	703,654	$24,192
General Dynamics Corp	350,906	25,953

		$32,953		Forest Products & Paper - 1.15%
Agriculture - 1.17%				International Paper Co	530,934	24,943
Altria Group Inc	694,277	25,348
				Gas - 1.69%
Automobile Manufacturers - 0.86%				Atmos Energy Corp	448,076	19,881
Oshkosh Corp (a)	471,731	18,520		Vectren Corp	439,660	16,514
						$36,395

Automobile Parts & Equipment - 1.13%				Hand & Machine Tools - 0.46%
Visteon Corp (a)	160,467	9,434		Stanley Black & Decker Inc	132,504	9,913
WABCO Holdings Inc (a)	207,182	14,965

		$24,399		Healthcare - Services - 2.14%
Banks - 13.38%				Cigna Corp	269,745	17,849
Fifth Third Bancorp	2,303,741	39,233		HCA Holdings Inc	709,570	28,305
Goldman Sachs Group Inc/The	276,304	40,360				$46,154
JP Morgan Chase & Co	2,042,028	100,080		Home Builders - 1.23%

US Bancorp	930,669	30,972		Pulte Group Inc (a)	1,264,215	26,536
Wells Fargo & Co	2,065,375	78,443
		$289,088
				Home Furnishings - 0.89%
Biotechnology - 2.61%				Whirlpool Corp	168,361	19,240
Amgen Inc	385,725	40,197
Gilead Sciences Inc (a)	319,280	16,168
		$56,365		Insurance - 6.97%
				Allstate Corp/The	1,064,032	52,414
Chemicals - 3.52%				American Financial Group Inc/OH	518,696	25,037
CF Industries Holdings Inc	145,821	27,197		American International Group Inc (a)	210,883	8,735
LyondellBasell Industries NV	668,304	40,566		Lincoln National Corp	352,150	11,977
Westlake Chemical Corp	99,710	8,290		Protective Life Corp	702,184	26,725
		$76,053		Validus Holdings Ltd	662,550	25,581
Coal - 0.49%						$150,469
Peabody Energy Corp	532,485	10,682		Internet - 0.79%
				Symantec Corp	698,560	16,975
Commercial Services - 1.86%
ADT Corp/The	670,851	29,276		Media - 2.74%
CoreLogic Inc/United States (a)	400,517	10,926
				Comcast Corp - Class A	1,431,805	59,133
		$40,202

Computers - 2.71%				Miscellaneous Manufacturing - 2.28%
Accenture PLC - Class A	191,186	15,570		Danaher Corp	207,898	12,669
Hewlett-Packard Co	857,359	17,661		General Electric Co	797,487	17,776
Western Digital Corp	457,699	25,302		Ingersoll-Rand PLC	351,013	18,885
		$58,533				$49,330

Consumer Products - 1.85%				Oil & Gas - 13.64%
Avery Dennison Corp	452,171	18,743		Chevron Corp	784,585	95,727
Kimberly-Clark Corp	205,769	21,233		Cimarex Energy Co	200,397	14,665
		$39,976		ConocoPhillips	135,059	8,164
Cosmetics & Personal Care - 0.46%				Exxon Mobil Corp	716,447	63,757
Procter & Gamble Co/The	130,121	9,989		Helmerich & Payne Inc	240,632	14,106
				Marathon Oil Corp	946,305	30,916
				Marathon Petroleum Corp	366,686	28,733
Diversified Financial Services - 1.39%				Patterson-UTI Energy Inc	378,743	7,988
Discover Financial Services	685,432	29,981		Phillips 66	247,031	15,056
				Whiting Petroleum Corp (a)	345,858	15,391
Electric - 4.69%						$294,503
Ameren Corp	586,512	21,261		Pharmaceuticals - 7.62%
DTE Energy Co	403,934	29,439		AbbVie Inc	1,132,191	52,137
NRG Energy Inc	671,354	18,710		Eli Lilly & Co	1,005,900	55,707
Pinnacle West Capital Corp	524,346	31,933		Mylan Inc/PA (a)	298,002	8,675
		$101,343		Pfizer Inc (b)	1,651,936	48,022
Electronics - 1.39%						$164,541
Tyco International Ltd	936,835	30,091		Private Equity - 1.05%
				American Capital Ltd (a)	1,504,297	22,760

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000	's)	Sector	Percent
REITS - 5.05%				Financial	28.58%
American Tower Corp	252,562	$21,212		Consumer, Non-cyclical	18.83%
Corrections Corp of America	283,889	10,277		Energy	14.13%
Extra Space Storage Inc	667,899	29,107		Consumer, Cyclical	10.45%
Simon Property Group Inc	143,448	25,544		Utilities	7 .62%
Taubman Centers Inc	267,631	22,885		Communications	6 .32%
		$109,025		Industrial	5 .66%
				Basic Materials	4 .67%
Retail - 5.81%				Technology	3 .54%
AutoNation Inc (a)	227,028	10,332
				Other Assets in Excess of Liabilities, Net	0 .20%
Dillard's Inc	290,014	23,900		TOTAL NET ASSETS	100.00%
Foot Locker Inc	306,143	10,675
Lowe's Cos Inc	434,754	16,703
Macy's Inc	379,513	16,926
Wal-Mart Stores Inc	604,243	46,962
		$125,498

Software - 0.83%
CA Inc	665,253	17,942

Telecommunications - 2.79%
AT&T Inc	1,038,270	38,893
Cisco Systems Inc	1,023,929	21,421
		$60,314

Textiles - 0.53%
Mohawk Industries Inc (a)	103,669	11,495

Water - 1.24%
American Water Works Co Inc	638,509	26,741

TOTAL COMMON STOCKS		$2,139,622
	Maturity
REPURCHASE AGREEMENTS - 0.74%	Amount (000's)	Value (000	's)

Banks - 0.74%
Investment in Joint Trading Account; Credit	$1,870	$1,870
Suisse Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $1,907,692; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	6,733	6,733
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $6,867,692; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	3,928	3,928
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $4,006,153; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	3,367	3,366
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$3,433,846 ; 0.63%; dated 08/31/17)
		$15,897
TOTAL REPURCHASE AGREEMENTS		$15,897
Total Investments		$2,155,519
Other Assets in Excess of Liabilities, Net - 0.20%		$4,323
TOTAL NET ASSETS - 100.00%		$2,159,842

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,982 or 0.14% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2013 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	190	$14,943		$15,126	$183
Total						$183
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Fund April 30, 2013 (unaudited)

COMMON STOCKS - 98.55%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Advertising - 1.43%				Holding Companies - Diversified - 1.87%
Lamar Advertising Co (a)	1,665,675	$77,987		Leucadia National Corp	3,298,818	$101,900

Banks - 2.48%				Insurance - 12.85%
BankUnited Inc	408,845	10,364		Alleghany Corp (a)	81,625	32,139
CIT Group Inc (a)	1,516,521	64,467		Aon PLC	1,393,347	84,089
M&T Bank Corp	605,193	60,641		Arch Capital Group Ltd (a)	956,264	50,739
		$135,472		Brown & Brown Inc	2,621,550	81,242
				Fairfax Financial Holdings Ltd	67,155	26,940
Beverages - 2.18%				Loews Corp	2,966,068	132,494
Beam Inc	843,275	54,568		Markel Corp (a)	252,963	135,651
Crimson Wine Group Ltd (a)	64,162	578
DE Master Blenders 1753 NV (a)	448,900	7,131		Marsh & McLennan Cos Inc	1,222,039	46,450
				Progressive Corp/The	2,203,398	55,724
Molson Coors Brewing Co	1,103,788	56,956		White Mountains Insurance Group Ltd	97,370	56,310
		$119,233				$701,778

Building Materials - 0.73%				Internet - 4.04%
Martin Marietta Materials Inc	395,877	39,980		Liberty Interactive Corp (a)	4,364,626	92,923
				Liberty Ventures (a)	349,743	25,696
Chemicals - 2.70%				VeriSign Inc (a)	2,215,478	102,067
Airgas Inc	673,299	65,074				$220,686
Ashland Inc	610,804	52,047
Ecolab Inc	360,887	30,538		Lodging - 0.73%
		$147,659		Wynn Resorts Ltd	289,460	39,743

Commercial Services - 6.09%				Media - 8.49%
ADT Corp/The	1,434,781	62,614		Discovery Communications Inc - C Shares (a)	1,575,988	111,722
Ascent Capital Group Inc (a)	488,235	32,463
				FactSet Research Systems Inc	257,974	24,268
Iron Mountain Inc	897,050	33,962		Liberty Global Inc - A Shares (a)	836,220	60,517
KAR Auction Services Inc	1,412,058	31,588		Liberty Global Inc - B Shares (a)	814,831	55,123
Live Nation Entertainment Inc (a)	1,668,495	21,073
				Liberty Media Corp (a)	1,538,894	176,788
Macquarie Infrastructure Co LLC	664,033	38,700		Starz - Liberty Capital (a)	1,245,761	29,126
McGraw-Hill Cos Inc/The	676,777	36,620		Tribune Co (a)	111,524	6,329
Moody's Corp	1,247,192	75,892				$463,873
		$332,912
				Mining - 1.05%
Computers - 0.57%				Franco-Nevada Corp	1,320,098	57,471
MICROS Systems Inc (a)	734,401	31,146

				Miscellaneous Manufacturing - 0.37%
Distribution & Wholesale - 1.48%				Donaldson Co Inc	555,945	20,225
Fastenal Co	669,445	32,836
WW Grainger Inc	194,629	47,970
		$80,806		Oil & Gas - 3.19%
				Cimarex Energy Co	542,263	39,683
Diversified Financial Services - 2.86%				EOG Resources Inc	418,348	50,687
Charles Schwab Corp/The	4,169,014	70,707		Hess Corp	787,056	56,810
LPL Financial Holdings Inc	1,503,655	51,966		Nabors Industries Ltd	1,816,455	26,865
SLM Corp	1,630,620	33,672				$174,045
		$156,345
				Pharmaceuticals - 1.76%
Electric - 1.71%				Mead Johnson Nutrition Co	242,324	19,650
Brookfield Infrastructure Partners LP	854,740	33,036		Valeant Pharmaceuticals International Inc (a)	1,002,149	76,244
Calpine Corp (a)	1,723,200	37,445
						$95,894
National Fuel Gas Co	363,729	22,813
		$93,294		Pipelines - 4.33%
				Kinder Morgan Inc/DE	2,444,057	95,562
Electronics - 2.88%				Kinder Morgan Inc/DE - Warrants (a)	827,427	4,609
Gentex Corp/MI	2,767,483	62,268		Williams Cos Inc/The	3,575,997	136,353
Sensata Technologies Holding NV (a)	1,182,239	39,546
						$236,524
Tyco International Ltd	1,730,689	55,590
		$157,404		Private Equity - 0.82%
				Onex Corp	908,884	44,913
Healthcare - Products - 3.27%
Becton Dickinson and Co	723,220	68,200
CR Bard Inc	601,711	59,786		Real Estate - 5.71%
DENTSPLY International Inc	1,199,112	50,782		Brookfield Asset Management Inc	4,491,782	173,338
		$178,768		Brookfield Property Partners LP	253,852	5,605
				CBRE Group Inc (a)	1,984,417	48,062
Healthcare - Services - 2.04%				Forest City Enterprises Inc (a)	3,084,462	57,587
Laboratory Corp of America Holdings (a)	1,196,405	111,696		Howard Hughes Corp/The (a)	287,751	27,158
						$311,750

				REITS - 1.61%
				General Growth Properties Inc	2,719,481	61,787

See accompanying notes

Schedule of Investments MidCap Fund April 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000	's)	Sector	Percent
REITS (continued)				Financial	27.05%
Vornado Realty Trust	301,906	$26,435		Communications	18.45%
		$88,222		Consumer, Non-cyclical	15.34%
				Consumer, Cyclical	14.58%
Retail - 11.32%				Energy	7 .52%
AutoZone Inc (a)	177,731	72,708
				Technology	4 .52%
Burger King Worldwide Inc	3,282,859	59,223		Industrial	4 .48%
CarMax Inc (a)	1,157,259	53,280
Copart Inc (a)	1,997,494	70,412		Basic Materials	3 .75%
Dollar General Corp (a)	1,249,291	65,075		Diversified	1 .87%
O'Reilly Automotive Inc (a)	1,568,311	168,311		Utilities	1 .71%
				Other Assets in Excess of Liabilities, Net	0 .73%
TJX Cos Inc	2,656,759	129,570		TOTAL NET ASSETS	100.00%
		$618,579

Semiconductors - 1.38%
Microchip Technology Inc	2,071,803	75,455

Software - 2.57%
Fidelity National Information Services Inc	1,749,121	73,551
Intuit Inc	1,122,066	66,920
		$140,471

Telecommunications - 4.49%
Crown Castle International Corp (a)	982,531	75,655
EchoStar Corp (a)	1,115,810	43,818
Motorola Solutions Inc	1,583,811	90,594
SBA Communications Corp (a)	449,008	35,467
		$245,534

Textiles - 1.05%
Mohawk Industries Inc (a)	518,868	57,532

Transportation - 0.50%
Expeditors International of Washington Inc	755,641	27,150

TOTAL COMMON STOCKS		$5,384,447
	Maturity
REPURCHASE AGREEMENTS - 0.72%	Amount (000's)	Value (000	's)

Banks - 0.72%
Investment in Joint Trading Account; Credit	$4,618	$4,618
Suisse Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $4,710,479; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	16,625	16,625
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $16,957,724; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	9,698	9,698
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $9,892,006; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	8,313	8,313
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$8,478,862 ; 0.63%; dated 08/31/17)
		$39,254
TOTAL REPURCHASE AGREEMENTS		$39,254
Total Investments		$5,423,701
Other Assets in Excess of Liabilities, Net - 0.73%		$39,618
TOTAL NET ASSETS - 100.00%		$5,463,319

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 4.00%		Shares Held	Value (000	's)		Principal

Publicly Traded Investment Fund - 4.00%					BONDS (continued)	Amount (000's)	Value (000	's)
BlackRock Liquidity Funds TempFund		4,300,000	$4,300		Other Asset Backed Securities - 1.66%
Portfolio					CNH Equipment Trust 2013-A
DWS Money Market Series		12,350,000	12,350		0.23%, 3/15/2014(a)	$4,624	$4,624
STIT - Liquid Assets Portfolio		26,100,000	26,100		GE Equipment Midticket LLC
			$42,750		0.23%, 8/22/2013	581	581
TOTAL INVESTMENT COMPANIES			$42,750		GE Equipment Transportation LLC Series
		Principal			2012-2
BONDS - 13.94%		Amount (000's)	Value (000	's)	0.26%, 10/24/2013(a)	1,759	1,759
					Great America Leasing Receivables
Automobile Asset Backed Securities - 5.23%					0.24%, 2/18/2014(a),(b)	3,984	3,984
AmeriCredit Automobile Receivables Trust					Macquarie Equipment Funding Trust 2012-A
0.25%, 4/8/2014(a)		$6,000	$6,000		0.29%, 10/21/2013(a),(b)	1,061	1,062
ARI Fleet Lease Trust					Volvo Financial Equipment LLC Series 2013-
0.26%, 4/15/2014(a),(b)		5,000	5,000
					1
BMW Vehicle Lease Trust 2013-1					0.26%, 4/15/2014(a),(b)	5,671	5,671
0.20%, 1/21/2014(a)		3,687	3,687
							$17,681
CarMax Auto Owner Trust 2012-3					TOTAL BONDS		$148,798
0.23%, 10/15/2013(a)		136	136
Enterprise Fleet Financing LLC						Principal

0.33%, 9/20/2013 (a),(b)		1,633	1,633		MUNICIPAL BONDS - 7.64%	Amount (000's)	Value (000	's)
Ford Credit Auto Lease Trust 2013-A					California - 2.81%
0.23%, 3/15/2014(a),(b)		5,680	5,680		California Statewide Communities
Ford Credit Auto Owner Trust					Development Authority (credit support from
0.22%, 12/15/2013(a),(b)		121	121		Fannie Mae)
Harley-Davidson Motorcycle Trust					0.18%, 5/7/2013	$100	$100
0.23%, 5/15/2014(a)		5,900	5,900		Kern Water Bank Authority (credit support
Honda Auto Receivables Owner Trust					from Wells Fargo)
0.24%, 5/16/2014(a)		5,500	5,500		0.20%, 5/7/2013	5,120	5,120
Hyundai Auto Lease Securitization Trust					San Jose Redevelopment Agency (credit
2013	-A				support from JP Morgan Chase & Co)
0.23%, 3/17/2014(a),(b)		4,739	4,739		0.18%, 5/7/2013	24,810	24,810
Hyundai Auto Receivables Trust 2013-A							$30,030
0.20%, 2/18/2014(a)		2,657	2,657
Mercedes-Benz Auto Lease Trust					Colorado - 0.70%
0.27%, 5/15/2014(a)		9,900	9,900		City of Colorado Springs CO Utilities System
Mercedes-Benz Auto Receivables Trust					Revenue (credit support from Bank of
0.23%, 9/16/2013(a)		21	21		America)
Nissan Auto Lease Trust					0.20%, 5/7/2013	6,100	6,100
0.25%, 10/15/2013(a)		783	783		County of Kit Carson CO (credit support from
Santander Drive Auto Receivables Trust 2013-					Wells Fargo)
1					0.24%, 5/7/2013	1,390	1,390
0.26%, 1/15/2014		2,206	2,206				$7,490
Volkswagen Auto Loan Enhanced Trust 2012-					Georgia - 0.17%
2					Savannah College of Art & Design Inc (credit
0.23%, 10/21/2013(a)		1,839	1,839		support from Bank of America)
			$55,802		0.21%, 5/7/2013	1,800	1,800
Banks - 2.17%
JP Morgan Chase Bank NA					Illinois - 1.36%
0.34%, 7/9/2013(a)		8,000	8,000		Memorial Health System/IL (credit support
0.40%, 5/21/2014(a)		8,000	8,000		from JP Morgan Chase & Co)
Wells Fargo Bank NA					0.24%, 5/7/2013	14,495	14,495
0.35%, 5/23/2014(a)		7,200	7,200

			$23,200		Indiana - 0.29%
Diversified Financial Services - 2.41%					Ball State University Foundation Inc (credit
Corporate Finance Managers Inc					support from US Bank)
0.20%, 5/7/2013		10,700	10,700		0.20%, 5/1/2013	3,150	3,150
MetLife Inc
0.49%, 8/16/2013(a),(c)		15,000	15,000
					Maryland - 0.43%
			$25,700		City of Baltimore MD (credit support from
Healthcare - Services - 0.97%					State Street Bank & Trust)
Portland Clinic LLP/The					0.17%, 5/7/2013	4,600	4,600
0.19%, 5/7/2013		10,415	10,415
					Minnesota - 0.20%
Insurance - 1.50%					City of St Paul MN (credit support from US
New York Life Global					Bank)
0.30%, 7/26/2013(a),(c)		16,000	16,000		0.20%, 5/7/2013	2,100	2,100

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000		's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)

New Mexico - 0.34%					Banks (continued)
City of Las Cruces NM (credit support from					Manhattan Asset Funding Co LLC
Wells Fargo)					(continued)
0.20%, 5/7/2013	$3,600		$3,600		0.20%, 6/26/2013(b)	$6,000	$5,998
					0.21%, 5/21/2013(b)	7,500	7,499
					Mitsubishi UFJ Trust & Banking Corp/NY
New York - 0.50%					0.21%, 6/7/2013(b)	6,400	6,399
Housing Development Corp/NY (credit					0.22%, 5/8/2013(b)	7,400	7,400
support from Landesbank Hessen Thueringen)					0.22%, 5/28/2013(b)	7,900	7,899
0.21%, 5/7/2013	5,300		5,300		Mizuho Funding LLC (credit support from
					Mizuho Corp Bank)
Oklahoma - 0.41%					0.18%, 5/22/2013(b)	7,800	7,799
Oklahoma University Hospital (credit support					0.23%, 5/20/2013(b)	7,000	6,999
from Bank of America)					National Australia Funding Delaware
0.21%, 5/7/2013	4,400		4,400		Inc (credit support from National Australia
					Bank)
					0.27%, 5/1/2013(b)	8,700	8,700
Rhode Island - 0.35%					Oversea-Chinese Banking Corp Ltd
Rhode Island Student Loan Authority (credit					0.21%, 7/1/2013(d)	8,700	8,697
support from State Street Bank & Trust)					0.22%, 7/18/2013(d)	7,000	6,997
0.15%, 5/7/2013	3,700		3,700		0.22%, 8/5/2013(d)	8,000	7,995
					Skandinaviska Enskilda Banken AB
Washington - 0.08%					0.22%, 7/2/2013(b),(d)	6,000	5,998
Washington State Housing Finance					0.22%, 7/22/2013(b),(d)	8,000	7,996
Commission (credit support from Fannie Mae)					0.24%, 8/7/2013(b),(d)	7,000	6,995
0.18%, 5/7/2013	625		625		Societe Generale North America Inc (credit
0.19%, 5/7/2013	240		240		support from Societe Generale)
Washington State Housing Finance					0.28%, 5/31/2013	8,200	8,198
Commission (credit support from US Bank)					Standard Chartered Bank/New York
0.29%, 5/7/2013	5		5		0.22%, 7/3/2013(b)	6,000	5,998
			$870		0.26%, 5/22/2013(b)	7,000	6,999
TOTAL MUNICIPAL BONDS			$81,535		Sumitomo Mitsui Banking Corp
	Principal				0.22%, 7/29/2013(b),(d)	6,000	5,997
COMMERCIAL PAPER - 62.76%	Amount (000's)	Value	(000	's)	0.23%, 6/19/2013(b),(d)	6,900	6,898
					0.23%, 7/3/2013(b),(d)	6,500	6,497
Automobile Manufacturers - 1.68%					0.23%, 7/8/2013(b),(d)	7,200	7,197
Toyota Motor Credit Corp					UBS Finance Delaware LLC (credit support
0.22%, 5/17/2013	$8,000		$7,999		from UBS AG)
0.24%, 6/12/2013	8,000		7,998		0.23%, 7/5/2013	7,000	6,997
0.24%, 7/2/2013	2,000		1,999				$252,825
			$17,996
					Beverages - 1.83%
Banks - 23.68%					Anheuser-Busch InBev Worldwide Inc (credit
Bank of Nova Scotia/New York					support from Anheuser-Busch InBev SA/NV
0.25%, 5/2/2013	8,300		8,300		Anheuser-Busch Companies, Inc., BrandBrew
Bank of Tokyo-Mitsubishi UFJ Ltd/New York					S.A., Cobrew NV/SA)
NY					0.17%, 5/30/2013(b)	8,000	7,999
0.16%, 5/10/2013	5,000		5,000		0.19%, 5/20/2013(b)	4,500	4,500
Barclays US Funding Corp (credit support					Coca-Cola Co/The
from Barclays Bank)					0.23%, 5/14/2013(b)	7,000	6,999
0.23%, 6/4/2013	3,800		3,799				$19,498
Commonwealth Bank of Australia
0.23%, 10/22/2013(b),(d)	8,100		8,091		Consumer Products - 0.64%
0.28%, 5/15/2013(b),(d)	6,500		6,499		Reckitt Benckiser Treasury Services
DBS Bank Ltd					PLC (credit support from Reckitt Benckiser
0.21%, 7/19/2013(b),(d)	6,000		5,997		Group)
Deutsche Bank Financial LLC (credit support					0.40%, 8/5/2013(b)	6,850	6,843
from Deutsche Bank)
0.16%, 5/20/2013	6,000		5,999		Diversified Financial Services - 23.98%
0.24%, 7/29/2013	7,500		7,495		Alpine Securitization Corp
DNB Bank ASA					0.16%, 5/21/2013(b)	5,500	5,500
0.22%, 5/10/2013(b),(d)	7,400		7,400
					0.16%, 5/24/2013(b)	8,000	7,999
0.22%, 5/29/2013(b),(d)	3,500		3,499
					0.18%, 5/9/2013(b)	6,500	6,500
HSBC USA Inc					BNP Paribas Finance Inc (credit support from
0.25%, 5/28/2013	7,000		6,999		BNP Paribas)
0.25%, 6/4/2013	6,000		5,999		0.22%, 6/11/2013	7,000	6,998
JP Morgan Chase & Co					0.23%, 6/12/2013	2,500	2,499
0.25%, 6/28/2013	7,000		6,997		CAFCO LLC
Manhattan Asset Funding Co LLC					0.26%, 5/23/2013(b)	8,000	7,999
0.20%, 5/13/2013(b)	6,100		6,100
0.20%, 6/10/2013(b)	6,500		6,499		Collateralized Commercial Paper Co LLC
					0.18%, 7/1/2013	6,000	5,998

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2013 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

Diversified Financial Services (continued)				Insurance (continued)
Collateralized Commercial Paper II Co LLC				Prudential PLC
0.25%, 5/1/2013(b)	$9,000	$9,000		0.22%, 7/11/2013(b)	$7,800	$7,797
Dealer Capital Access Trust LLC						$13,797
0.28%, 5/3/2013	5,000	5,000
0.28%, 5/16/2013	8,200	8,199		Oil & Gas - 0.66%
0.28%, 5/22/2013	6,000	5,999		Motiva Enterprises LLC
0.34%, 5/7/2013	7,200	7,200		0.15%, 5/3/2013	7,100	7,100
Fairway Finance LLC
0.16%, 6/25/2013(b)	5,500	5,499		Pharmaceuticals - 0.78%
0.17%, 5/23/2013(b)	6,000	5,999		Novartis Finance Corp (credit support from
Gotham Funding Corp				Novartis AG)
0.17%, 5/8/2013(b)	2,500	2,500		0.09%, 5/6/2013(b)	8,300	8,300
0.19%, 5/16/2013(b)	6,000	6,000
0.19%, 6/13/2013(b)	7,000	6,998
0.20%, 6/24/2013(b)	6,900	6,898		Supranational Bank - 2.48%
ING US Funding LLC (credit support from				Corp Andina de Fomento
				0.22%, 6/18/2013(b)	7,500	7,498
ING Bank)				0.25%, 5/24/2013(b)	7,000	6,999
0.21%, 5/13/2013	8,000	7,999		0.28%, 9/16/2013(b)	7,000	6,992
Liberty Street Funding LLC				0.33%, 9/10/2013(b)	5,000	4,994
0.16%, 5/21/2013(b)	6,000	5,999
0.18%, 6/3/2013(b)	5,900	5,899				$26,483
0.18%, 6/5/2013(b)	6,200	6,199		Telecommunications - 0.75%
Market Street Funding LLC				Telstra Corp Ltd
0.19%, 5/6/2013(b)	5,500	5,500		0.18%, 6/11/2013(b)	8,000	7,998
Nieuw Amsterdam Receivables Corp
0.16%, 5/17/2013(b)	8,000	7,999
0.18%, 6/18/2013(b)	7,000	6,998		TOTAL COMMERCIAL PAPER		$670,183
0.18%, 6/21/2013(b)	5,600	5,599			Principal
0.20%, 7/10/2013(b)	6,500	6,497		CERTIFICATE OF DEPOSIT - 1.99%	Amount (000's)	Value (000's)
Private Export Funding Corp				Banks - 1.99%
0.26%, 6/27/2013(b)	8,000	7,997		Bank of America NA
0.27%, 6/3/2013(b)	8,000	7,998		0.23%, 5/13/2013	7,000	7,000
0.28%, 5/3/2013(b)	7,000	7,000		0.23%, 6/17/2013	8,400	8,400
River Fuel Co No 2 Inc (credit support from				Bank of Nova Scotia/Houston
Bank of Nova Scotia)				0.37%, 5/9/2014(a),(d)	5,800	5,800
0.18%, 6/28/2013	5,200	5,199				$21,200
Sheffield Receivables Corp				TOTAL CERTIFICATE OF DEPOSIT		$21,200
0.20%, 5/7/2013(b)	4,000	4,000			Maturity
0.21%, 5/6/2013(b)	5,300	5,300		REPURCHASE AGREEMENTS - 9.44%	Amount (000's)	Value (000's)
0.22%, 5/17/2013(b)	7,500	7,499
0.23%, 6/4/2013(b)	7,300	7,298		Banks - 9.44%
Straight-A Funding LLC				Deutsche Bank Repurchase Agreement; 0.15% $	49,850	$49,850
0.14%, 5/1/2013(b)	6,000	6,000		dated 4/30/2013 maturing 5/1/2013
Toyota Credit Canada Inc (credit support from				(collateralized by US Government Security;
Toyota Financial Services)				$50,847,000 ; 1.57%; dated 01/08/20)
0.24%, 8/2/2013	8,000	7,995		Goldman Sachs Repurchase Agreement;	51,000	51,000
UOB Funding LLC (credit support from				0.15% dated 4/30/2013 maturing 5/1/2013
United Overseas Bank Ltd)				(collateralized by US Government Security;
0.21%, 8/13/2013	8,000	7,995		$52,020,000 ; 0.63%; dated 09/26/16)
0.22%, 8/12/2013	4,300	4,297				$100,850
0.23%, 7/26/2013	6,000	5,997		TOTAL REPURCHASE AGREEMENTS		$100,850
		$256,049		Total Investments		$1,065,316
				Other Assets in Excess of Liabilities, Net - 0.23%		$2,498
Electric - 4.99%				TOTAL NET ASSETS - 100.00%		$1,067,814
GDF Suez
0.19%, 5/15/2013(b)	8,000	7,999
0.20%, 5/2/2013(b)	7,000	7,000		(a)	Variable Rate. Rate shown is in effect at April 30, 2013.
0.20%, 5/7/2013(b)	8,000	8,000		(b)	Security exempt from registration under Rule 144A of the Securities Act of
Oglethorpe Power Corp				1933. These securities may be resold in transactions exempt from
0.22%, 5/20/2013(b)	7,300	7,299		registration, normally to qualified institutional buyers. Unless otherwise
0.28%, 6/18/2013(b)	8,000	7,997		indicated, these securities are not considered illiquid. At the end of the
Southern Co Funding Corp				period, the value of these securities totaled $496,130 or 46.46% of net
0.20%, 5/9/2013(b)	7,000	7,000		assets.
0.20%, 5/23/2013(b)	8,000	7,999		(c) Security is Illiquid
		$53,294		(d)	Security issued by foreign bank and denominated in USD.

Insurance - 1.29%
Prudential Funding LLC (credit support from
Prudential Financial Inc)
0.15%, 5/1/2013	6,000	6,000

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	66.46%
Insured	7 .64%
Asset Backed Securities	6 .89%
Utilities	4 .99%
Consumer, Non-cyclical	4 .22%
Exchange Traded Funds	4 .00%
Government	2 .48%
Consumer, Cyclical	1 .68%
Communications	0 .75%
Energy	0 .66%
Other Assets in Excess of Liabilities, Net	0 .23%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 98.05%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 2.27%			Computers (continued)
Boeing Co/The	312,082	$28,527	International Business Machines Corp	133,958	$27,132
Northrop Grumman Corp	96,901	7,339			$74,061
Teledyne Technologies Inc (a)	106,641	8,005
		$43,871	Consumer Products - 1.55%
			Clorox Co/The	80,163	6,914
Agriculture - 0.27%			Kimberly-Clark Corp	53,716	5,543
Archer-Daniels-Midland Co	156,180	5,301	Tupperware Brands Corp	132,141	10,611
			WD-40 Co	130,067	7,014

Airlines - 0.73%					$30,082
Alaska Air Group Inc (a)	175,524	10,819	Cosmetics & Personal Care - 1.11%
Cathay Pacific Airways Ltd ADR	376,105	3,306	Procter & Gamble Co/The	278,572	21,386
		$14,125

Apparel - 1.50%			Distribution & Wholesale - 0.53%
Nike Inc	454,866	28,930	Pool Corp	209,389	10,264

Automobile Manufacturers - 1.03%			Diversified Financial Services - 3.23%
Nissan Motor Co Ltd ADR	138,854	2,895	Ameriprise Financial Inc	86,616	6,455
PACCAR Inc	342,127	17,031	Charles Schwab Corp/The	1,062,412	18,018
		$19,926	Franklin Resources Inc	183,342	28,356
			T Rowe Price Group Inc	134,134	9,725
Automobile Parts & Equipment - 0.84%					$62,554
Autoliv Inc	57,382	4,385
Johnson Controls Inc	337,772	11,826	Electric - 1.06%
		$16,211	Duke Energy Corp	125,582	9,444
			Edison International	193,239	10,396
Banks - 5.86%			Xcel Energy Inc	23,577	750
City National Corp/CA	115,415	6,605			$20,590
East West Bancorp Inc	258,120	6,280
Goldman Sachs Group Inc/The	29,985	4,380	Electronics - 1.91%
JP Morgan Chase & Co	503,623	24,683	Electro Scientific Industries Inc	54,087	583
PNC Financial Services Group Inc/The	67,317	4,569	FEI Co	116,238	7,425
State Street Corp	171,740	10,042	FLIR Systems Inc	118,129	2,872
SVB Financial Group (a)	68,400	4,864	Thermo Fisher Scientific Inc	120,668	9,736
US Bancorp	480,890	16,004	Trimble Navigation Ltd (a)	265,354	7,626
Wells Fargo & Co	947,898	36,001	Waters Corp (a)	95,237	8,800
		$113,428			$37,042

Beverages - 2.11%			Engineering & Construction - 0.76%
Brown-Forman Corp	123,666	8,719	Granite Construction Inc	146,168	4,045
Coca-Cola Co/The	243,640	10,313	Jacobs Engineering Group Inc (a)	209,806	10,591
Coca-Cola HBC AG ADR(a)	91,909	2,367			$14,636
PepsiCo Inc	235,517	19,423
		$40,822	Environmental Control - 0.57%
			Darling International Inc (a)	73,635	1,363
Biotechnology - 1.10%			Energy Recovery Inc (a)	106,166	389
Gilead Sciences Inc (a)	420,372	21,288	Waste Connections Inc	243,961	9,258
					$11,010

Building Materials - 0.66%			Food - 2.13%
Apogee Enterprises Inc	239,446	6,101	Campbell Soup Co	44,289	2,055
Simpson Manufacturing Co Inc	229,761	6,603	Dairy Farm International Holdings Ltd ADR	194,231	11,609
		$12,704	General Mills Inc	289,185	14,581

Chemicals - 2.70%			Kroger Co/The	379,526	13,048
Axiall Corp	15,579	817			$41,293
EI du Pont de Nemours & Co	214,425	11,688	Gas - 1.70%
FMC Corp	177,842	10,795	Sempra Energy	397,373	32,922
International Flavors & Fragrances Inc	149,008	11,502
PPG Industries Inc	64,551	9,498
Sigma-Aldrich Corp	100,926	7,942	Healthcare - Products - 1.44%
		$52,242	Becton Dickinson and Co	85,001	8,015
			Edwards Lifesciences Corp (a)	6,650	424
Commercial Services - 1.66%			Medtronic Inc	154,053	7,191
Hertz Global Holdings Inc (a)	595,862	14,348	Techne Corp	77,328	4,960
Robert Half International Inc	149,829	4,917	Varian Medical Systems Inc (a)	110,403	7,192
TrueBlue Inc (a)	264,625	5,483			$27,782
Weight Watchers International Inc	176,988	7,464
		$32,212	Healthcare - Services - 0.97%
			DaVita HealthCare Partners Inc (a)	74,606	8,852
Computers - 3.83%			Health Net Inc/CA (a)	43,350	1,275
Apple Inc	76,212	33,743	Universal Health Services Inc	129,710	8,637
EMC Corp/MA (a)	587,903	13,186			$18,764

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Insurance - 2.47%				Pharmaceuticals - 6.72%
ACE Ltd	101,396	$9,039		Abbott Laboratories	288,243	$10,642
Fidelity National Financial Inc	274,445	7,369		AbbVie Inc	300,568	13,841
HCC Insurance Holdings Inc	320,800	13,666		Actavis Inc (a)	44,370	4,691
MetLife Inc	142,815	5,568		Allergan Inc/United States	253,667	28,804
StanCorp Financial Group Inc	68,350	2,951		Bristol-Myers Squibb Co	445,221	17,684
XL Group PLC	297,547	9,266		Forest Laboratories Inc (a)	78,555	2,939
		$47,859		Johnson & Johnson	236,783	20,181
				McKesson Corp	207,757	21,985
Internet - 3.05%				Teva Pharmaceutical Industries Ltd ADR	120,593	4,617
Amazon.com Inc (a)	57,664	14,636
				VCA Antech Inc (a)	192,188	4,632
eBay Inc (a)	287,018	15,037
Google Inc (a)	35,536	29,302				$130,016
		$58,975		REITS - 3.60%
				Alexandria Real Estate Equities Inc	158,949	11,566
Iron & Steel - 1.01%				Annaly Capital Management Inc	81,432	1,298
Reliance Steel & Aluminum Co	184,134	11,982		Essex Property Trust Inc	50,384	7,913
Schnitzer Steel Industries Inc	304,916	7,479		HCP Inc	343,417	18,304
		$19,461		Plum Creek Timber Co Inc	101,921	5,253
Leisure Products & Services - 0.56%				Sabra Health Care REIT Inc	91,643	2,733
Ambassadors Group Inc	162,257	543		Ventas Inc	64,484	5,135
Carnival Corp	154,761	5,341		Weyerhaeuser Co	571,943	17,450
Harley-Davidson Inc	91,676	5,010				$69,652
		$10,894		Retail - 5.90%
Lodging - 0.16%				Copart Inc (a)	378,662	13,348
Red Lion Hotels Corp (a)	474,878	3,101		Costco Wholesale Corp	303,216	32,878
				CVS Caremark Corp	166,066	9,662
				Home Depot Inc/The	158,629	11,635
Machinery - Construction & Mining - 0.21%				Jack in the Box Inc (a)	61,648	2,210
Caterpillar Inc	48,252	4,086		Nordstrom Inc	326,060	18,452
				Starbucks Corp	425,167	25,867
Machinery - Diversified - 1.10%						$114,052
AGCO Corp	61,343	3,267		Savings & Loans - 0.62%
Deere & Co	202,475	18,081		Washington Federal Inc	697,020	11,968
		$21,348

Media - 2.54%				Semiconductors - 3.42%
Viacom Inc	250,625	16,038		Altera Corp	56,957	1,823
Walt Disney Co/The	528,044	33,182		Applied Materials Inc	562,607	8,163
		$49,220		Avago Technologies Ltd	140,010	4,475
Metal Fabrication & Hardware - 0.61%				Intel Corp	612,947	14,680
				Lam Research Corp (a)	190,121	8,787
Precision Castparts Corp	61,258	11,718		LSI Corp (a)	346,714	2,267
				Microchip Technology Inc	319,630	11,641
Mining - 0.48%				QLogic Corp (a)	208,810	2,268
Freeport-McMoRan Copper & Gold Inc	302,964	9,219		Qualcomm Inc	149,702	9,225
				Supertex Inc	138,830	2,927
Miscellaneous Manufacturing - 1.98%						$66,256
Aptargroup Inc	144,863	8,127		Software - 5.75%
Crane Co	141,465	7,615		Actuate Corp (a)	367,089	2,254
General Electric Co	1,011,376	22,543		Adobe Systems Inc (a)	420,377	18,951
		$38,285		Autodesk Inc (a)	169,145	6,661
				BMC Software Inc (a)	102,778	4,674
Oil & Gas - 8.66%				Informatica Corp (a)	132,156	4,352
Apache Corp	283,286	20,929
Chevron Corp	408,878	49,887		Microsoft Corp	1,282,193	42,441
				Omnicell Inc (a)	190,465	3,432
CNOOC Ltd ADR	22,978	4,305
Devon Energy Corp	235,257	12,953		Oracle Corp	699,822	22,940
				Tyler Technologies Inc (a)	86,820	5,490
Energen Corp	146,403	6,943
Exxon Mobil Corp	333,635	29,690				$111,195
HollyFrontier Corp	81,986	4,054		Telecommunications - 4.01%
Nabors Industries Ltd	198,386	2,934		AT&T Inc	693,006	25,960
Occidental Petroleum Corp	297,472	26,552		China Mobile Ltd ADR	222,999	12,318
Total SA ADR	183,274	9,208		Cisco Systems Inc	492,625	10,306
		$167,455		Corning Inc	561,329	8,139
				Polycom Inc (a)	317,554	3,334
Oil & Gas Services - 0.59%
Natural Gas Services Group Inc (a)	237,788	4,801		Verizon Communications Inc	326,386	17,596
Schlumberger Ltd	88,174	6,563				$77,653
		$11,364		Toys, Games & Hobbies - 0.91%
				Hasbro Inc	129,798	6,149

See accompanying notes

		Schedule of Investments
	Principal Capital Appreciation Fund
		April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Toys, Games & Hobbies (continued)
Mattel Inc	251,098	$11,465
		$17,614

Transportation - 1.70%
Con-way Inc	63,944	2,161
Expeditors International of Washington Inc	447,943	16,095
Union Pacific Corp	98,312	14,546
		$32,802

Trucking & Leasing - 0.29%
Greenbrier Cos Inc (a)	250,488	5,651

Water - 0.19%
California Water Service Group	179,600	3,601

TOTAL COMMON STOCKS		$1,896,891
	Maturity
REPURCHASE AGREEMENTS - 1.69%	Amount (000's)	Value (000's)

Banks - 1.69%
Investment in Joint Trading Account; Credit	$3,851	$3,851
Suisse Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $3,927,798; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	13,863	13,863
Bank Repurchase Agreement; 0.15% dated
4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $14,140,071; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	8,087	8,087
Morgan Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government
Securities; $8,248,375; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	6,931	6,931
Lynch Repurchase Agreement; 0.14%
dated 4/30/2013 maturing 5/1/2013
(collateralized by US Government Security;
$7,070,035 ; 0.63%; dated 08/31/17)
		$32,732
TOTAL REPURCHASE AGREEMENTS		$32,732
Total Investments		$1,929,623
Other Assets in Excess of Liabilities, Net - 0.26%		$5,006
TOTAL NET ASSETS - 100.00%		$1,934,629

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.06%
Financial		17.47%
Technology		13.00%
Consumer, Cyclical		12.16%
Industrial		12.06%
Communications		9 .60%
Energy		9 .25%
Basic Materials		4 .19%
Utilities		2 .95%
Other Assets in Excess of Liabilities, Net		0 .26%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Real Estate Securities Fund April 30, 2013 (unaudited)

COMMON STOCKS - 97.64%	Shares Held	Value (000	's)	REPURCHASE AGREEMENTS	Maturity
Real Estate - 1.01%				(continued)	Amount (000's)	Value (000	's)
Jones Lang LaSalle Inc	189,286	$18,743		Banks (continued)
				Investment in Joint Trading Account; Merrill	$6,207		$6,207
				Lynch Repurchase Agreement; 0.14%
REITS - 96.63%				dated 04/30/2013 maturing 05/01/2013
Apartment Investment & Management Co	1,643,941	51,143		(collateralized by US Government Security;
AvalonBay Communities Inc	195,296	25,982
Boston Properties Inc	850,456	93,065		$6,330,904 ; 0.63%; dated 08/31/17)
Camden Property Trust	635,425	45,967					$29,310
Campus Crest Communities Inc	1,133,966	15,490		TOTAL REPURCHASE AGREEMENTS			$29,310
Colonial Properties Trust	1,050,358	24,379		Total Investments			$1,831,848
Corrections Corp of America	1,020,937	36,958		Other Assets in Excess of Liabilities, Net - 0.77%			$14,155
CubeSmart	1,427,016	25,073		TOTAL NET ASSETS - 100.00%			$1,846,003
DDR Corp	2,186,813	40,106
Duke Realty Corp	1,562,400	27,561
DuPont Fabros Technology Inc	577,416	14,516		(a) Non-Income Producing Security
EPR Properties	808,278	45,700
Equity One Inc	762,224	19,429
Equity Residential	785,401	45,600		Portfolio Summary (unaudited)
Essex Property Trust Inc	192,292	30,199		Sector			Percent
Extra Space Storage Inc	790,028	34,429		Financial			99.23%
Federal Realty Investment Trust	423,711	49,578		Other Assets in Excess of Liabilities, Net			0 .77%
First Industrial Realty Trust Inc	2,886,715	51,788		TOTAL NET ASSETS			100.00%
General Growth Properties Inc	3,108,897	70,634
HCP Inc	839,384	44,739
Health Care REIT Inc	608,626	45,629
Host Hotels & Resorts Inc	4,023,920	73,517
Medical Properties Trust Inc	1,036,300	16,674
Pebblebrook Hotel Trust	1,083,500	29,428
Pennsylvania Real Estate Investment Trust	1,212,600	25,137
Prologis Inc	2,634,658	110,524
Public Storage	521,995	86,129
Ramco-Gershenson Properties Trust	446,748	7,805
Retail Properties of America Inc	788,670	12,075
Saul Centers Inc	427,292	19,143
Senior Housing Properties Trust	1,079,825	30,699
Simon Property Group Inc	1,435,232	255,572
SL Green Realty Corp	732,781	66,463
Strategic Hotels & Resorts Inc (a)	2,991,520	24,142
Sunstone Hotel Investors Inc (a)	1,187,600	14,738
Taubman Centers Inc	434,600	37,163
Ventas Inc	738,058	58,772
Vornado Realty Trust	889,098	77,849
		$1,783,795
TOTAL COMMON STOCKS		$1,802,538
	Maturity
REPURCHASE AGREEMENTS - 1.59%	Amount (000's)	Value (000	's)

Banks - 1.59%
Investment in Joint Trading Account; Credit	$3,448	$3,448
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $3,517,169; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	12,414	12,414
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $12,661,809; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	7,241	7,241
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $7,386,056; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2013 (unaudited)

		Principal				Principal
BONDS	- 99.45%	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

	Aerospace & Defense - 0.40%				Banks (continued)
	United Technologies Corp				Goldman Sachs Group Inc/The
	1.20%, 6/1/2015	$4,250	$4,315		0.68%, 7/22/2015(b)	$16,250	$16,172
	1.80%, 6/1/2017	2,500	2,582		HSBC Bank PLC
			$6,897		3.10%, 5/24/2016(a)	3,750	3,989
					3.50%, 6/28/2015(a)	13,500	14,282
	Agriculture - 0.94%				ING Bank NV
	Cargill Inc				2.38%, 6/9/2014(a)	6,250	6,355
	1.90%, 3/1/2017(a)	4,500	4,584
					4.00%, 3/15/2016(a)	5,500	5,881
	6.00%, 11/27/2017(a)	9,500	11,469
					JP Morgan Chase & Co
			$16,053		0.91%, 2/26/2016(b)	4,500	4,509
	Automobile Asset Backed Securities - 6.47%				JP Morgan Chase Bank NA
	American Credit Acceptance Receivables				5.88%, 6/13/2016	20,000	22,749
	Trust				6.00%, 10/1/2017	11,500	13,605
	1.64%, 11/15/2016(a),(b)	10,993	11,000		KeyBank NA/Cleveland OH
	AmeriCredit Automobile Receivables Trust				7.41%, 10/15/2027	15,500	17,315
	2013-1				Morgan Stanley
	0.49%, 6/8/2016	11,750	11,752		0.73%, 10/18/2016(b)	19,500	19,040
	Capital Auto Receivables Asset Trust 2013-1				1.54%, 2/25/2016(b)	4,500	4,525
	0.47%, 7/20/2014(b)	22,250	22,247		6.00%, 5/13/2014	11,500	12,100
	CPS Auto Receivables Trust 2013-A				PNC Bank NA
	1.31%, 6/15/2020(a),(b)	17,106	17,118		0.61%, 1/28/2016(b)	2,750	2,755
	CPS Auto Trust				4.88%, 9/21/2017	10,200	11,684
	1.59%, 3/16/2020(a)	5,292	5,315		6.00%, 12/7/2017	10,500	12,550
	Ford Credit Auto Owner Trust				SunTrust Bank/Atlanta GA
	0.40%, 9/15/2015	13,000	13,003		0.58%, 8/24/2015(b)	12,000	11,821
	Santander Drive Auto Receivables Trust 2013-				7.25%, 3/15/2018	9,000	11,215
	1				Wachovia Bank NA
	0.48%, 2/16/2016	13,500	13,502		0.68%, 11/3/2014(b)	5,000	5,006
	Santander Drive Auto Receivables Trust 2013-				4.88%, 2/1/2015	11,500	12,304
	2				Wachovia Corp
	0.47%, 3/15/2016(b)	17,000	17,002		0.55%, 6/15/2017(b)	6,000	5,944
			$110,939		Wells Fargo Bank NA
					5.75%, 5/16/2016	12,250	13,935
	Automobile Floor Plan Asset Backed Securities - 3.89%				Westpac Banking Corp
	Ally Master Owner Trust				3.00%, 8/4/2015	4,000	4,204
	0.65%, 4/15/2018(b)	16,500	16,500				$342,437
	Ford Credit Floorplan Master Owner Trust A
	0.58%, 1/15/2018(b)	18,000	17,990		Beverages - 1.42%
	Nissan Master Owner Trust Receivables				Anheuser-Busch InBev Worldwide Inc
	0.50%, 2/15/2018(b)	17,000	16,995		0.80%, 7/15/2015	4,250	4,266
	World Omni Master Owner Trust				Heineken NV
	0.55%, 2/15/2018(a),(b)	15,250	15,250		1.40%, 10/1/2017(a)	5,500	5,514
			$66,735		PepsiCo Inc
					0.75%, 3/5/2015	9,000	9,039
	Automobile Manufacturers - 0.77%				SABMiller Holdings Inc
	Daimler Finance North America LLC				1.85%, 1/15/2015(a)	5,500	5,606
	1.30%, 7/31/2015(a)	3,000	3,022				$24,425
	1.88%, 9/15/2014(a)	10,000	10,143
			$13,165		Biotechnology - 1.32%
					Amgen Inc
Banks	- 19.96%				1.88%, 11/15/2014	4,500	4,589
	Australia & New Zealand Banking Group Ltd				2.13%, 5/15/2017	4,250	4,399
	3.70%, 1/13/2015(a)	5,750	6,054		2.30%, 6/15/2016	9,000	9,367
	Bank of America NA				Gilead Sciences Inc
	0.56%, 6/15/2016(b)	8,000	7,776		2.40%, 12/1/2014	4,250	4,366
	5.30%, 3/15/2017	21,000	23,617				$22,721
	Barclays Bank PLC
	5.20%, 7/10/2014	7,500	7,894		Chemicals - 0.74%
	Branch Banking & Trust Co				Airgas Inc
	0.59%, 5/23/2017(b)	13,250	13,040		3.25%, 10/1/2015	12,000	12,653
	Citigroup Inc
	4.75%, 5/19/2015	4,500	4,834		Commercial Services - 0.84%
	6.00%, 12/13/2013	10,000	10,334		ERAC USA Finance LLC
	6.13%, 11/21/2017	4,250	5,054		2.25%, 1/10/2014(a)	4,750	4,801
	6.50%, 8/19/2013	14,250	14,505		2.75%, 7/1/2013(a)	5,500	5,520
	Commonwealth Bank of Australia				5.60%, 5/1/2015(a)	3,750	4,094
	3.75%, 10/15/2014(a)	12,500	13,088
							$14,415
	Commonwealth Bank of Australia/New York
	NY				Computers - 1.24%
	1.25%, 9/18/2015	4,250	4,301		Hewlett-Packard Co
					1.25%, 9/13/2013	3,500	3,506

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)		Amount (000's)	Value (000	's)

Computers (continued)				Home Equity Asset Backed Securities (continued)
International Business Machines Corp				ACE Securities Corp Home Equity Loan Trust
0.75%, 5/11/2015	$12,500	$12,588		Series 2005-AG1
2.10%, 5/6/2013	5,250	5,251		0.56%, 8/25/2035(b)		$521	$485
		$21,345		ACE Securities Corp Home Equity Loan Trust
				Series 2005-HE2
Diversified Financial Services - 7.88%				0.88%, 4/25/2035(b)		1,832	1,827
American Express Credit Corp				0.92%, 4/25/2035(b)		2,000	1,964
5.88%, 5/2/2013	7,000	7,000		ACE Securities Corp Home Equity Loan Trust
Caterpillar Financial Services Corp				Series 2005-WF1
2.05%, 8/1/2016	4,500	4,679		0.54%, 5/25/2035(b)		5,401	5,254
Ford Motor Credit Co LLC				Aegis Asset Backed Securities Trust 2005-1
3.98%, 6/15/2016	15,550	16,537		0.68%, 3/25/2035(b)		440	438
General Electric Capital Corp				Asset Backed Securities Corp Home Equity
0.48%, 1/8/2016(b)	15,500	15,398
0.49%, 5/11/2016(b)	10,000	9,911		Loan Trust Series OOMC 2005-HE6
				0.71%, 7/25/2035(b)		4,500	4,449
2.95%, 5/9/2016	4,500	4,755		Bayview Financial Acquisition Trust
Jefferies Group LLC				0.83%, 5/28/2044(b)		3,171	3,127
3.88%, 11/9/2015	6,500	6,837		5.66%, 12/28/2036(b)		720	732
John Deere Capital Corp				Bear Stearns Asset Backed Securities I Trust
0.88%, 4/17/2015	4,500	4,533		2006	-PC1
MassMutual Global Funding II				0.53%, 12/25/2035(b)		8,400	8,265
2.30%, 9/28/2015(a)	15,500	16,104
2.88%, 4/21/2014(a)	7,000	7,171		Home Equity Asset Trust 2005-2
				0.92%, 7/25/2035(b)		1,837	1,796
Murray Street Investment Trust I				Home Equity Asset Trust 2005-4
4.65%, 3/9/2017(b)	21,000	23,003
				0.67%, 10/25/2035(b)		4,725	4,206
Toyota Motor Credit Corp				JP Morgan Mortgage Acquisition Corp 2005-
0.88%, 7/17/2015	6,250	6,291		FLD1
1.75%, 5/22/2017	5,250	5,396		0.69%, 7/25/2035(b)		3,980	3,958
2.05%, 1/12/2017	4,000	4,148		JP Morgan Mortgage Acquisition Corp 2005-
3.20%, 6/17/2015	3,250	3,427		OPT1
		$135,190		0.65%, 6/25/2035(b)		1,800	1,777
Electric - 4.03%				Mastr Asset Backed Securities Trust 2005-
LG&E and KU Energy LLC				FRE1
2.13%, 11/15/2015	10,000	10,265		0.45%, 10/25/2035(b)		1,402	1,396
Nisource Finance Corp				New Century Home Equity Loan Trust Series
5.25%, 9/15/2017	8,500	9,773		2005-3
PPL Energy Supply LLC				0.68%, 7/25/2035(b)		20,000	19,666
5.70%, 10/15/2035	10,000	10,891		RAMP Series 2005-EFC2 Trust
6.20%, 5/15/2016	3,000	3,416		0.67%, 7/25/2035(b)		1,302	1,277
Public Service Co of New Mexico				RASC Series 2003-KS10 Trust
7.95%, 5/15/2018	12,000	14,999		4.47%, 3/25/2032		750	774
TransAlta Corp				RASC Series 2003-KS8 Trust
6.65%, 5/15/2018	16,750	19,733		4.59%, 8/25/2031		26	25
		$69,077		Soundview Home Loan Trust 2005-CTX1
				0.62%, 11/25/2035(b)		3,750	3,665
Finance - Mortgage Loan/Banker - 1.64%				Terwin Mortgage Trust 2005-2HE
Fannie Mae				0.96%, 1/25/2035(a),(b)		943	934
0.50%, 7/2/2015	10,000	10,042		Wells Fargo Home Equity Asset-Backed
0.88%, 2/8/2018	8,000	8,037		Securities 2004-2 Trust
Freddie Mac				0.62%, 10/25/2034(b)		267	258
0.63%, 12/29/2014	10,000	10,065		5.00%, 10/25/2034		11,500	11,420
		$28,144		5.00%, 10/25/2034		140	144
Food - 0.68%				Wells Fargo Home Equity Asset-Backed
Ingredion Inc				Securities 2005-2 Trust
				0.61%, 11/25/2035(b)		4,000	3,943
3.20%, 11/1/2015	6,750	7,077
Tesco PLC							$88,238
2.00%, 12/5/2014(a)	4,500	4,587		Insurance - 6.18%
		$11,664		Aspen Insurance Holdings Ltd
Gas - 0.37%				6.00%, 8/15/2014		4,750	5,031
Florida Gas Transmission Co LLC				Berkshire Hathaway Finance Corp
4.00%, 7/15/2015(a)	6,000	6,369		1.50%, 1/10/2014		4,500	4,535
				1.60%, 5/15/2017		20,000	20,459
				Berkshire Hathaway Inc
Home Equity Asset Backed Securities - 5.14%				2.20%, 8/15/2016		8,000	8,400
ABFC 2005-OPT1 Trust				MetLife Institutional Funding II
0.56%, 7/25/2035(b)	1,030	1,004		0.65%, 1/6/2015(a),(b)		3,000	3,003
ABFC 2005-WMC1 Trust				Metropolitan Life Global Funding I
0.86%, 6/25/2035(b)	5,545	5,454		5.13%, 6/10/2014(a)		12,250	12,871

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Insurance (continued)				Mortgage Backed Securities (continued)
New York Life Global Funding				Credit Suisse First Boston Mortgage Securities
2.45%, 7/14/2016(a)	$16,500	$17,332		Corp
3.00%, 5/4/2015(a)	4,000	4,199		1.16%, 5/25/2034(b)	$527	$520
4.65%, 5/9/2013(a)	3,250	3,252		5.00%, 9/25/2019	222	221
Prudential Covered Trust 2012-1				5.00%, 10/25/2019	1,339	1,361
3.00%, 9/30/2015(a)	24,863	25,945		Fannie Mae REMICS
Prudential Financial Inc				0.45%, 3/25/2035(b)	10	10
4.50%, 7/15/2013	1,000	1,008		0.50%, 2/25/2032(b)	2	2
		$106,035		Fannie Mae-Aces
				0.44%, 4/25/2015(b),(c)	3,500	3,500
Iron & Steel - 0.66%				Freddie Mac Reference REMIC
ArcelorMittal				0.60%, 7/15/2023(b)	10	10
4.25%, 3/1/2016	6,500	6,744		Freddie Mac REMICS
5.38%, 6/1/2013	4,500	4,512		0.65%, 6/15/2023(b)	31	32
		$11,256		Ginnie Mae
Machinery - Construction & Mining - 0.53%				0.87%, 2/16/2053(b)	129,067	10,463
Caterpillar Inc				1.03%, 2/16/2055(b)	80,000	4,938
0.95%, 6/26/2015	2,500	2,525		1.04%, 9/16/2054(b)	40,000	2,967
1.50%, 6/26/2017	6,500	6,632		4.50%, 8/20/2032	328	342
		$9,157		GMACM Mortgage Loan Trust 2004-J3
				5.25%, 7/25/2034	108	109
Manufactured Housing Asset Backed Securities - 0.01%				JP Morgan Mortgage Trust 2004-S1
Green Tree Financial Corp				5.00%, 9/25/2034	4,206	4,339
7.70%, 9/15/2026	120	133		JP Morgan Resecuritization Trust Series 2010-
				4
				2.75%, 10/26/2036(a),(b)	3,033	3,053
Media - 0.73%
NBCUniversal Enterprise Inc				MASTR Adjustable Rate Mortgages Trust
0.82%, 4/15/2016(a),(b)	4,500	4,519		2004-9
				0.70%, 11/25/2034(b)	523	521
Walt Disney Co/The
1.13%, 2/15/2017	8,000	8,059		MASTR Alternative Loan Trust 2003-9
		$12,578		6.50%, 1/25/2019	942	991
				MASTR Asset Securitization Trust
Mining - 1.10%				5.25%, 12/25/2033	3,279	3,316
Anglo American Capital PLC				MASTR Asset Securitization Trust 2004-11
2.15%, 9/27/2013(a)	6,500	6,532		5.00%, 12/25/2019	239	247
Teck Resources Ltd				Prime Mortgage Trust 2005-2
5.38%, 10/1/2015	3,750	4,117		5.25%, 7/25/2020(b)	2,593	2,622
Xstrata Finance Canada Ltd				RALI Series 2003-QS23 Trust
2.45%, 10/25/2017(a)	8,000	8,137		5.00%, 12/26/2018	3,850	3,932
		$18,786		RALI Series 2004-QS3 Trust
				5.00%, 3/25/2019	1,740	1,815
Mortgage Backed Securities - 6.62%				Sequoia Mortgage Trust 2013-4
Alternative Loan Trust 2004-J8				1.55%, 4/25/2043(b)	17,465	17,436
6.00%, 2/25/2017	768	782		Springleaf Mortgage Loan Trust
Banc of America Alternative Loan Trust 2003-				1.27%, 6/25/2058(a),(b)	18,500	18,534
10				Springleaf Mortgage Loan Trust 2012-2
5.00%, 12/25/2018	1,210	1,253		2.22%, 10/25/2057(a),(c)	5,877	5,927
Banc of America Funding 2004-3 Trust				Springleaf Mortgage Loan Trust 2012-3
4.75%, 9/25/2019	1,495	1,537		1.57%, 12/25/2059(a),(b)	15,876	15,956
Banc of America Mortgage Trust 2004-8				WaMu Mortgage Pass Through Certificates
5.25%, 10/25/2019	621	639		5.00%, 9/25/2018	424	439
Banc of America Mortgage Trust 2005-2
5.00%, 3/25/2020	779	786				$113,563
Banc of America Mortgage Trust 2005-7				Oil & Gas - 6.20%
5.00%, 8/25/2020	735	783		BG Energy Capital PLC
Cendant Mortgage Capital LLC CDMC Mort				2.88%, 10/15/2016(a)	5,600	5,948
Pas Thr Ce Se 04 3				BP Capital Markets PLC
4.87%, 6/25/2034(b)	337	340		1.85%, 5/5/2017	4,500	4,639
CHL Mortgage Pass-Through Trust 2003-28				3.13%, 10/1/2015	4,000	4,231
4.50%, 8/25/2033	638	643		3.63%, 5/8/2014	10,000	10,315
CHL Mortgage Pass-Through Trust 2004-19				5.25%, 11/7/2013	8,000	8,201
5.25%, 10/25/2034	432	436		Ensco PLC
CHL Mortgage Pass-Through Trust 2004-J1				3.25%, 3/15/2016	10,250	10,919
4.50%, 1/25/2019(b)	808	823		Petrobras International Finance Co - Pifco
CHL Mortgage Pass-Through Trust 2004-J7				3.88%, 1/27/2016	8,250	8,664
5.00%, 9/25/2019	1,284	1,322		Phillips 66
Countrywide Asset-Backed Certificates				2.95%, 5/1/2017	11,000	11,710
0.48%, 11/25/2035(b)	616	616		Shell International Finance BV
				3.10%, 6/28/2015	10,000	10,561

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's)	Value (000	's)

Oil & Gas (continued)						Other Asset Backed Securities (continued)
Total Capital Canada Ltd						Wachovia Mortgage Loan Trust Series 2005-
0.66%, 1/15/2016(b)		$6,250	$6,287			WMC1
Total Capital International SA						0.57%, 10/25/2035(b)	$3,301	$3,246
1.55%, 6/28/2017		10,000	10,199					$116,036
Total Capital SA
3.00%, 6/24/2015		14,000	14,723			Pharmaceuticals - 2.34%
			$106,397			AbbVie Inc
						1.20%, 11/6/2015(a)	22,500	22,677
Oil & Gas Services - 1.00%						GlaxoSmithKline Capital PLC
Schlumberger Investment SA						0.75%, 5/8/2015	4,250	4,271
1.95%, 9/14/2016(a)		6,500	6,737			Merck & Co Inc
Weatherford International Ltd/Bermuda						1.10%, 1/31/2018	8,500	8,556
5.50%, 2/15/2016		9,500	10,407			Novartis Capital Corp
			$17,144			2.90%, 4/24/2015	4,500	4,714

Other Asset Backed Securities - 6.77%								$40,218
Ameriquest Mortgage Securities Inc Asset-						Pipelines - 0.57%
Backed Pass-Through Ctfs Ser 2005-R1						DCP Midstream LLC
0.65%, 3/25/2035(b)		1,230	1,211			5.38%, 10/15/2015(a)	4,585	4,975
Ameriquest Mortgage Securities Inc Asset-						Enterprise Products Operating LLC
Backed Pass-Through Ctfs Ser 2005-R6						1.25%, 8/13/2015	4,750	4,788
0.40%, 8/25/2035(b)		883	863					$9,763
Carrington Mortgage Loan Trust Series 2005-
FRE1						Real Estate - 1.01%
0.48%, 12/25/2035(b)		280	277			WCI Finance LLC / WEA Finance LLC
						5.70%, 10/1/2016(a)	4,500	5,133
Carrington Mortgage Loan Trust Series 2005-
NC4						WEA Finance LLC / WT Finance Aust Pty
0.60%, 9/25/2035(b)		2,879	2,824			Ltd
						5.75%, 9/2/2015(a)	4,250	4,707
Citigroup Mortgage Loan Trust Inc
0.63%, 7/25/2035(b)		1,000	984			WT Finance Aust Pty Ltd / Westfield Capital /
CNH Equipment Trust 2012-D						WEA Finance LLC
						5.13%, 11/15/2014(a)	7,000	7,441
0.45%, 4/15/2016		18,000	18,007
Countrywide Asset-Backed Certificates								$17,281
0.65%, 8/25/2035(b)		5,781	5,593		REITS	- 3.07%
0.66%, 10/25/2035(b)		2,242	2,231			Arden Realty LP
0.69%, 12/25/2035(b)		2,023	2,012			5.25%, 3/1/2015	10,500	11,271
0.71%, 11/25/2035(b)		6,347	6,307			BioMed Realty LP
Credit-Based Asset Servicing and						3.85%, 4/15/2016	6,500	6,909
Securitization LLC						Duke Realty LP
5.33%, 7/25/2035(b)		2,329	2,306			6.25%, 5/15/2013	6,750	6,763
Fieldstone Mortgage Investment Trust Series						Health Care REIT Inc
2005-1						3.63%, 3/15/2016	5,500	5,849
1.28%, 3/25/2035(b)		7,160	6,915			5.88%, 5/15/2015	6,000	6,560
First Frankin Mortgage Loan Trust 2005-FF4						6.00%, 11/15/2013	5,000	5,138
0.63%, 5/25/2035(b)		1,630	1,578			Healthcare Realty Trust Inc
First Frankin Mortgage Loan Trust 2005-FF9						6.50%, 1/17/2017	4,500	5,192
0.48%, 10/25/2035(b)		2,514	2,510			Nationwide Health Properties Inc
JP Morgan Mortgage Acquisition Corp 2005-						6.00%, 5/20/2015	4,500	4,963
OPT2								$52,645
0.49%, 12/25/2035(b)		2,972	2,844
Mastr Specialized Loan Trust						Retail - 0.48%
1.45%, 11/25/2034(a),(b)		3,675	3,528			Wal-Mart Stores Inc
Merrill Lynch Mortgage Investors Trust Series						1.50%, 10/25/2015	4,000	4,100
2005	-FM1					1.63%, 4/15/2014	4,000	4,050
0.58%, 5/25/2036(b)		5,351	5,232					$8,150
PFS Financing Corp
0.75%, 2/15/2018(a),(b)		18,000	17,999			Savings & Loans - 0.00%
						Washington Mutual Bank / Henderson NV
Saxon Asset Securities Trust 2005-3						0.00%, 1/15/2013(c),(d)	1,200	—
0.57%, 11/25/2035(b)		4,284	4,171
Securitized Asset Backed Receivables LLC
Trust 2005-OP2						Semiconductors - 0.36%
0.52%, 10/25/2035(b)		7,748	7,487			Samsung Electronics America Inc
Securitized Asset Backed Receivables LLC						1.75%, 4/10/2017(a)	6,000	6,099
Trust 2006-OP1
0.50%, 10/25/2035(b)		390	383
Springleaf Funding Trust 2013-A						Software - 0.23%

2.58%, 9/15/2021 (a),(b),(c)		17,500	17,528			Microsoft Corp
						0.88%, 11/15/2017	4,000	3,999

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2013 (unaudited)

	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000		's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Student Loan Asset Backed Securities - 0.77%					U.S. Treasury - 0.10%
SLM Private Education Loan Trust 2013-1					0.13%, 12/31/2013(f)	$1,725	$1,725
0.80%, 8/15/2022(a),(b)	$8,000		$8,000
SLM Student Loan Trust					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
0.00%, 7/15/2022(a),(b),(c),(d),(e)	5,250		5,250		OBLIGATIONS		$3,893
			$13,250			Maturity

Telecommunications - 1.89%					REPURCHASE AGREEMENTS - 0.09%	Amount (000's)	Value (000's)
AT&T Inc					Banks - 0.09%
0.68%, 2/12/2016(b)	9,000		9,026		Investment in Joint Trading Account; Credit	$181	$181
2.50%, 8/15/2015	4,000		4,155		Suisse Repurchase Agreement; 0.14%
2.95%, 5/15/2016	4,000		4,238		dated 4/30/2013 maturing 5/1/2013
Vodafone Group PLC					(collateralized by US Government
0.68%, 2/19/2016(b)	9,000		9,006		Securities; $184,712; 4.50% - 4.63%; dated
1.63%, 3/20/2017	6,000		6,074		02/15/36 - 02/15/40)
			$32,499		Investment in Joint Trading Account; Deutsche	652	652
					Bank Repurchase Agreement; 0.15% dated
Trucking & Leasing - 1.20%					4/30/2013 maturing 5/1/2013
Penske Truck Leasing Co Lp / PTL Finance					(collateralized by US Government
Corp					Securities; $664,962; 0.00% - 7.25%; dated
2.50%, 3/15/2016(a)	6,000		6,209
3.13%, 5/11/2015(a)	13,750		14,297		07/12/13 - 12/27/32)
					Investment in Joint Trading Account; JP	380	380
			$20,506		Morgan Repurchase Agreement; 0.14%
TOTAL BONDS			$1,705,962		dated 4/30/2013 maturing 5/1/2013
U.S. GOVERNMENT & GOVERNMENT	Principal				(collateralized by US Government
AGENCY OBLIGATIONS - 0.23%	Amount (000's)	Value	(000	's)	Securities; $387,895; 0.00% - 8.88%; dated
Federal Home Loan Mortgage Corporation (FHLMC) -					06/15/15 - 04/15/30)
0.03%					Investment in Joint Trading Account; Merrill	326	326
2.26%, 11/1/2021(b)	$11		$11		Lynch Repurchase Agreement; 0.14%
2.39%, 9/1/2035(b)	160		170		dated 4/30/2013 maturing 5/1/2013
6.00%, 4/1/2017	50		54		(collateralized by US Government Security;
6.00%, 5/1/2017	91		97		$332,481 ; 0.63%; dated 08/31/17)
6.50%, 12/1/2015	5		5				$1,539
7.00%, 12/1/2022	124		143		TOTAL REPURCHASE AGREEMENTS		$1,539
7.50%, 12/1/2029	2		2		Total Investments		$1,711,394
9.50%, 8/1/2016	4		4		Other Assets in Excess of Liabilities, Net - 0.23%		$3,885
			$486		TOTAL NET ASSETS - 100.00%		$1,715,279
Federal National Mortgage Association (FNMA) - 0.10%
2.20%, 1/1/2019(b)	2		2
2.30%, 11/1/2022(b)	3		3		(a)	Security exempt from registration under Rule 144A of the Securities Act of
2.32%, 2/1/2037(b)	213		227		1933. These securities may be resold in transactions exempt from
2.36%, 1/1/2035(b)	30		31		registration, normally to qualified institutional buyers. Unless otherwise
2.41%, 11/1/2032(b)	69		70		indicated, these securities are not considered illiquid. At the end of the
2.53%, 12/1/2032(b)	100		106		period, the value of these securities totaled $454,038 or 26.47% of net
2.55%, 2/1/2035(b)	31		33		assets.
2.57%, 10/1/2035(b)	441		470		(b)	Variable Rate. Rate shown is in effect at April 30, 2013.
2.63%, 1/1/2035(b)	175		187		(c)	Fair value of these investments is determined in good faith by the
2.66%, 7/1/2034(b)	237		253		Manager under procedures established and periodically reviewed by the
2.67%, 7/1/2034(b)	68		73		Board of Directors. At the end of the period, the fair value of these
2.69%, 8/1/2034(b)	111		119		securities totaled $32,205 or 1.88% of net assets.
4.30%, 11/1/2035(b)	14		15		(d) Non-Income Producing Security
5.61%, 4/1/2019(b)	5		5		(e)	Security purchased on a when-issued basis.
6.00%, 7/1/2028	9		10		(f)	Security or a portion of the security was pledged to cover margin
6.50%, 1/1/2014	3		3		requirements for futures contracts. At the end of the period, the value of
7.50%, 10/1/2029	11		13		these securities totaled $922 or 0.05% of net assets.
8.00%, 5/1/2027	3		4
8.50%, 11/1/2017	5		5
10.00%, 5/1/2022	5		5
			$1,634
Government National Mortgage Association (GNMA) -
0.00%
9.00%, 4/20/2025	2		3
11.00%, 11/15/2015	1		2
11.00%, 11/15/2015	2		1
10.00%, 1/15/2019	40		42
			$48

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		38.19%
Asset Backed Securities		23.05%
Energy		7 .77%
Consumer, Non-cyclical		7 .54%
Mortgage Securities		6 .75%
Utilities		4 .40%
Communications		2 .62%
Basic Materials		2 .50%
Industrial		2 .13%
Technology		1 .83%
Government		1 .74%
Consumer, Cyclical		1 .25%
Other Assets in Excess of Liabilities, Net		0 .23%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
US 5 Year Note; June 2013	Short	360	$44,613		$44,871	$(258)
Total						$(258)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments SmallCap Blend Fund April 30, 2013 (unaudited)

COMMON STOCKS - 95.74%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 2.54%				Computers (continued)
Esterline Technologies Corp (a)	77,190	$5,792		Netscout Systems Inc (a)	186,210	$4,247
Triumph Group Inc	57,970	4,632		Sykes Enterprises Inc (a)	104,300	1,605
		$10,424		Syntel Inc	40,530	2,560

Airlines - 0.92%						$16,364
US Airways Group Inc (a)	223,480	3,777		Consumer Products - 1.10%
				Prestige Brands Holdings Inc (a)	167,880	4,524

Apparel - 0.70%
Skechers U.S.A. Inc (a)	137,750	2,862		Diversified Financial Services - 0.45%
				Medley Capital Corp	118,320	1,843

Automobile Parts & Equipment - 0.83%
Tenneco Inc (a)	88,000	3,403		Electric - 3.04%
				Avista Corp	199,520	5,597

Banks - 6.15%				UNS Energy Corp	134,169	6,837
Banner Corp	56,758	1,854				$12,434
BBCN Bancorp Inc	133,512	1,720		Electrical Components & Equipment - 1.42%
Boston Private Financial Holdings Inc	167,899	1,619		EnerSys Inc (a)	127,090	5,826
Cardinal Financial Corp	115,377	1,759
First Interstate Bancsystem Inc	45,210	919
First of Long Island Corp/The	20,610	623		Electronics - 2.16%
Hanmi Financial Corp (a)	131,760	2,033		FEI Co	73,860	4,718
				Fluidigm Corp (a)	73,150	1,232
National Penn Bancshares Inc	267,830	2,622		Taser International Inc (a)	329,020	2,899
Susquehanna Bancshares Inc	412,890	4,818
Texas Capital Bancshares Inc (a)	41,770	1,740				$8,849
Webster Financial Corp	178,190	4,164		Engineering & Construction - 2.88%
WesBanco Inc	52,100	1,304		AECOM Technology Corp (a)	156,250	4,542
		$25,175		EMCOR Group Inc	142,700	5,337
				MYR Group Inc (a)	83,440	1,903
Biotechnology - 2.71%
Ariad Pharmaceuticals Inc (a)	73,450	1,313				$11,782
Cambrex Corp (a)	42,920	536		Food - 0.78%
Cubist Pharmaceuticals Inc (a)	19,980	918		Fresh Del Monte Produce Inc	125,320	3,184
Cytokinetics Inc (a)	577,712	740
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	44
Exact Sciences Corp (a)	36,750	343		Gas - 0.86%
Incyte Corp Ltd (a)	29,670	657		Southwest Gas Corp	69,790	3,536
Medicines Co/The (a)	55,780	1,883
NewLink Genetics Corp (a)	41,030	572		Healthcare - Products - 2.29%
NPS Pharmaceuticals Inc (a)	66,140	888		Cantel Medical Corp	53,768	1,700
Puma Biotechnology Inc (a)	33,849	1,089		Cynosure Inc (a)	63,770	1,649
RTI Biologics Inc (a)	261,654	1,041		DexCom Inc (a)	47,060	772
Seattle Genetics Inc (a)	29,280	1,082		Insulet Corp (a)	43,100	1,088
		$11,106		LipoScience Inc (a)	53,230	460
				Orthofix International NV (a)	53,278	1,726
Building Materials - 1.46%				Symmetry Medical Inc (a)	165,790	1,976
Eagle Materials Inc	15,340	1,039
Louisiana-Pacific Corp (a)	124,680	2,259				$9,371
Trex Co Inc (a)	54,780	2,667		Healthcare - Services - 3.01%
		$5,965		Air Methods Corp	12,260	449
				Centene Corp (a)	54,200	2,504
Chemicals - 2.33%				HealthSouth Corp (a)	215,090	5,915
Axiall Corp	78,580	4,122		IPC The Hospitalist Co Inc (a)	5,170	236
Landec Corp (a)	45,030	604
				Magellan Health Services Inc (a)	62,950	3,220
OM Group Inc (a)	98,930	2,421
WR Grace & Co (a)	31,220	2,407				$12,324
		$9,554		Home Builders - 1.73%
Commercial Services - 4.90%				KB Home	168,080	3,789
ABM Industries Inc	200,280	4,516		MDC Holdings Inc	87,290	3,282
Acacia Research Corp	40,770	971				$7,071
Huron Consulting Group Inc (a)	49,240	2,057		Insurance - 4.23%
Korn/Ferry International (a)	201,170	3,329		Allied World Assurance Co Holdings AG	54,720	4,969
PAREXEL International Corp (a)	117,310	4,804		Horace Mann Educators Corp	107,350	2,421
RPX Corp (a)	62,994	845		Montpelier Re Holdings Ltd ADR	109,770	2,828
Team Health Holdings Inc (a)	76,540	2,854		Symetra Financial Corp	157,470	2,146
Viad Corp	27,290	711		Validus Holdings Ltd	128,565	4,964
		$20,087				$17,328

Computers - 3.99%				Internet - 0.25%
CACI International Inc (a)	43,230	2,529		IntraLinks Holdings Inc (a)	179,900	1,029
Manhattan Associates Inc (a)	77,240	5,423

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Investment Companies - 2.35%				Savings & Loans (continued)
Apollo Investment Corp	327,000	$2,881		Provident Financial Services Inc	158,760	$2,434
Prospect Capital Corp	613,290	6,764				$4,404

		$9,645		Semiconductors - 1.93%
Machinery - Construction & Mining - 0.14%				Entegris Inc (a)	464,030	4,399
Terex Corp (a)	19,610	561		IXYS Corp	112,310	1,018
				Rudolph Technologies Inc (a)	211,680	2,470

Machinery - Diversified - 1.78%						$7,887
Middleby Corp (a)	22,560	3,374		Software - 4.74%
Wabtec Corp/DE	37,400	3,925		Acxiom Corp (a)	220,440	4,385
		$7,299		Aspen Technology Inc (a)	190,170	5,796
				CommVault Systems Inc (a)	70,660	5,196
Metal Fabrication & Hardware - 1.45%				MedAssets Inc (a)	66,060	1,237
Mueller Industries Inc	48,850	2,530		SYNNEX Corp (a)	80,890	2,799
Worthington Industries Inc	106,320	3,421
		$5,951				$19,413
				Telecommunications - 3.92%
Miscellaneous Manufacturing - 1.53%				ARRIS Group Inc (a)	280,101	4,624
Crane Co	75,110	4,043
Movado Group Inc	73,630	2,227		Consolidated Communications Holdings Inc	92,250	1,700
				Plantronics Inc	110,880	4,859
		$6,270		RF Micro Devices Inc (a)	869,280	4,877
Oil & Gas - 4.83%						$16,060
Energy XXI Bermuda Ltd	140,570	3,197
EPL Oil & Gas Inc (a)	166,690	5,446		Textiles - 0.37%
Kodiak Oil & Gas Corp (a)	455,980	3,570		G&K Services Inc	32,278	1,517
Penn Virginia Corp	659,600	2,658
Western Refining Inc	158,830	4,909		TOTAL COMMON STOCKS		$392,220
		$19,780			Maturity
				REPURCHASE AGREEMENTS - 3.20%	Amount (000's)	Value (000's)
Oil & Gas Services - 1.92%
Flotek Industries Inc (a)	139,695	2,241		Banks - 3.20%
Hornbeck Offshore Services Inc (a)	70,060	3,147		Investment in Joint Trading Account; Credit	$1,544	$1,544
ION Geophysical Corp (a)	398,360	2,486		Suisse Repurchase Agreement; 0.14%
		$7,874		dated 04/30/2013 maturing 05/01/2013
				(collateralized by US Government
Pharmaceuticals - 2.84%				Securities; $1,574,613; 4.50% - 4.63%;
Achillion Pharmaceuticals Inc (a)	152,040	1,146		dated 02/15/36 - 02/15/40)
Alkermes PLC (a)	56,240	1,722		Investment in Joint Trading Account; Deutsche	5,557	5,557
Array BioPharma Inc (a)	408,820	2,432		Bank Repurchase Agreement; 0.15% dated
Endo Health Solutions Inc - Rights (a),(c)	115,600	—		04/30/2013 maturing 05/01/2013
KaloBios Pharmaceuticals Inc (a)	92,490	555		(collateralized by US Government
Keryx Biopharmaceuticals Inc (a)	116,180	947		Securities; $5,668,606; 0.00% - 7.25%;
Medivation Inc (a)	14,680	774		dated 07/12/13 - 12/27/32)
Onyx Pharmaceuticals Inc (a)	13,750	1,303		Investment in Joint Trading Account; JP	3,242	3,242
Orexigen Therapeutics Inc (a)	147,300	896		Morgan Repurchase Agreement; 0.14%
Pharmacyclics Inc (a)	22,690	1,849		dated 04/30/2013 maturing 05/01/2013
		$11,624		(collateralized by US Government
				Securities; $3,306,687; 0.00% - 8.88%;
REITS - 5.30%				dated 06/15/15 - 04/15/30)
CapLease Inc	32,381	227		Investment in Joint Trading Account; Merrill	2,779	2,779
Corrections Corp of America	129,440	4,686		Lynch Repurchase Agreement; 0.14%
Extra Space Storage Inc	118,260	5,154		dated 04/30/2013 maturing 05/01/2013
First Industrial Realty Trust Inc	355,020	6,369		(collateralized by US Government Security;
Starwood Property Trust Inc	191,620	5,268		$2,834,304 ; 0.63%; dated 08/31/17)
		$21,704				$13,122
Retail - 10.84%				TOTAL REPURCHASE AGREEMENTS		$13,122
ANN Inc (a)	167,860	4,959		Total Investments		$405,342
Brinker International Inc	160,880	6,258		Other Assets in Excess of Liabilities, Net - 1.06%		$4,323
Brown Shoe Co Inc	230,930	3,905		TOTAL NET ASSETS - 100.00%		$409,665
Conn's Inc (a)	117,392	5,084
First Cash Financial Services Inc (a)	37,193	1,914
Haverty Furniture Cos Inc	36,760	874		(a) Non-Income Producing Security
Hot Topic Inc	451,441	6,298		(b) Security is Illiquid
Office Depot Inc (a)	1,334,930	5,153		(c)	Fair value of these investments is determined in good faith by the
Red Robin Gourmet Burgers Inc (a)	130,960	6,335		Manager under procedures established and periodically reviewed by the
Susser Holdings Corp (a)	68,330	3,633		Board of Directors. At the end of the period, the fair value of these
		$44,413		securities totaled $44 or 0.01% of net assets.

Savings & Loans - 1.07%
Oritani Financial Corp	127,385	1,970

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.76%
Consumer, Non-cyclical		17.63%
Consumer, Cyclical		15.39%
Industrial		15.36%
Technology		10.66%
Energy		6 .75%
Communications		4 .17%
Utilities		3 .89%
Basic Materials		2 .33%
Other Assets in Excess of Liabilities, Net		1 .06%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; June 2013	Long	168	$15,713		$15,878	$165
Total						$165

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS - 0.24%	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

U.S. Municipals - 0.24%				California (continued)
Oglala Sioux Tribe				City of Los Angeles Department of Airports
5.00%, 10/01/2022(a)	$650	$647		5.00%, 05/15/2035	$1,500	$1,679
				City of Vernon CA Electric System Revenue
TOTAL BONDS		$647		5.13%, 08/01/2021	1,000	1,142
	Principal			County of Santa Clara CA
MUNICIPAL BONDS - 102.37%	Amount (000's)	Value (000	's)	3.25%, 08/01/2035	4,500	4,131
				Foothill-Eastern Transportation Corridor
Alabama - 1.96%				Agency (credit support from NATL-RE)
Auburn University				0.00%, 01/15/2018(c)	2,000	1,539
5.00%, 06/01/2038	$1,500	$1,699		Lancaster Redevelopment Agency
Birmingham Airport Authority (credit support				6.50%, 08/01/2029	580	660
from AGM)				Los Angeles Department of Water & Power
5.25%, 07/01/2030	1,000	1,124		5.25%, 07/01/2038	1,000	1,144
Courtland Industrial Development Board				Los Angeles Harbor Department
5.20%, 06/01/2025	1,250	1,314		5.00%, 08/01/2031	1,240	1,431
Phenix City Industrial Development Board				Los Angeles Unified School District/CA
4.13%, 05/15/2035	350	334		5.00%, 07/01/2029	1,000	1,165
Selma Industrial Development Board				Metropolitan Water District of Southern
6.25%, 11/01/2033	700	809		California
		$5,280		5.00%, 07/01/2029	1,150	1,363
Alaska - 1.16%				Morongo Band of Mission Indians/The
				6.50%, 03/01/2028(d)	500	547
Borough of Matanuska-Susitna AK (credit
support from ASSURED GTY)				Poway Unified School District
5.50%, 09/01/2023	1,500	1,834		0.00%, 08/01/2023(c)	1,250	891
City of Anchorage AK Electric				Richmond Joint Powers Financing Authority
Revenue (credit support from NATL-RE)				6.25%, 07/01/2024	1,000	1,182
6.50%, 12/01/2013	1,235	1,278		Ripon Unified School District (credit support
		$3,112		from BAM)
				0.00%, 08/01/2036(c)	735	209
Arizona - 3.16%				San Diego Unified School District/CA
Arizona Department of Transportation State				0.00%, 07/01/2032(c)	5,000	2,200
Highway Fund Revenue				San Francisco City & County Airports Comm-
5.00%, 07/01/2026	1,500	1,764		San Francisco International Airport
Arizona State University (credit support from				5.00%, 05/01/2040	1,000	1,109
AMBAC)				San Ramon Valley Unified School
5.25%, 09/01/2024	1,090	1,158		District/CA
Maricopa County Pollution Control Corp				3.00%, 08/01/2031	1,680	1,576
6.00%, 05/01/2029	500	523		Southern California Public Power Authority
Navajo County Pollution Control Corp				5.25%, 07/01/2028	1,000	1,203
5.75%, 06/01/2034	1,000	1,121		State of California
Phoenix Civic Improvement Corp				5.00%, 04/01/2042	1,000	1,117
5.00%, 07/01/2034	1,000	1,158		5.00%, 09/01/2042	1,000	1,122
Phoenix Industrial Development Authority				5.25%, 11/01/2025	2,000	2,051
4.50%, 04/01/2038	565	555		Tustin Unified School District
Pima County Industrial Development				3.00%, 08/01/2031	1,250	1,190
Authority				University of California
6.25%, 06/01/2026	160	163		5.50%, 05/15/2027	1,375	1,585
6.55%, 12/01/2037	300	313		5.75%, 05/15/2023	930	1,153
Salt River Project Agricultural Improvement &				5.75%, 05/15/2025	1,380	1,711
Power District						$53,723
5.00%, 01/01/2039	1,500	1,711
		$8,466		Colorado - 0.93%
				Platte River Power Authority
California - 20.02%				5.00%, 06/01/2026	1,135	1,369
Bay Area Toll Authority				Regional Transportation District
5.00%, 04/01/2034	2,500	2,876		6.00%, 01/15/2041	450	525
Berkeley Unified School District/CA				6.50%, 01/15/2030	500	603
3.00%, 08/01/2029	1,520	1,472				$2,497
California Educational Facilities Authority
5.00%, 01/01/2038(b)	1,621	1,767		Connecticut - 0.45%
5.00%, 10/01/2038(b)	2,700	3,115		State of Connecticut (credit support from
5.00%, 01/01/2039(b)	8,154	9,138		ACA)
California Statewide Communities				6.60%, 07/01/2024	1,200	1,204
Development Authority
6.25%, 11/15/2019	500	567		District of Columbia - 2.99%
6.63%, 11/15/2024	500	585		District of Columbia
California Statewide Communities				5.00%, 12/01/2023	1,785	2,172
Development Authority (credit support from				5.00%, 12/01/2024	715	870
FHA INS)				5.00%, 10/01/2045	900	939
6.63%, 08/01/2029	890	1,103		6.38%, 10/01/2034	1,000	1,170

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

District of Columbia (continued)				Illinois (continued)
District of Columbia Water & Sewer				Illinois Finance Authority (continued)
Authority (credit support from AGM)				5.75%, 08/15/2030	$1,000	$1,169
5.50%, 10/01/2017	$500	$602		5.75%, 11/15/2037	1,500	1,651
District of Columbia Water & Sewer				6.00%, 05/15/2025	500	471
Authority (credit support from AGM-CR				6.00%, 03/01/2038	1,000	1,139
NATL-RE-FGIC)				6.25%, 11/15/2035	1,000	1,163
5.50%, 10/01/2041	2,000	2,283		6.50%, 11/01/2038	1,000	1,207
		$8,036		7.00%, 02/15/2018	475	557
				7.25%, 11/01/2038	1,000	1,250
Florida - 2.88%				Illinois State Toll Highway Authority
County of Miami-Dade FL Aviation				5.25%, 01/01/2030	1,000	1,155
Revenue (credit support from ASSURED				Metropolitan Pier & Exposition
GTY)				Authority (credit support from AGM)
5.25%, 10/01/2033	2,000	2,262		5.50%, 06/15/2050	1,000	1,118
Escambia County Health Facilities				Village of Bartlett IL
Authority (credit support from AMBAC)				5.60%, 01/01/2023	300	292
5.95%, 07/01/2020	65	68		Village of Bolingbrook IL
Florida Housing Finance Corporation (credit				6.25%, 01/01/2024(e)	500	387
support from AMBAC FHA 542 (C))				Village of Gilberts IL
6.50%, 07/01/2036	900	907		0.00%, 03/01/2016(c)	500	175
Greater Orlando Aviation Authority				Village of Pingree Grove IL Special Service
5.00%, 11/15/2036	1,000	1,037		Area No 7
Miami-Dade County Educational Facilities				6.00%, 03/01/2036	89	92
Authority (credit support from BHAC-CR)						$23,142
5.50%, 04/01/2038	1,000	1,101
Miami-Dade County School Board (credit				Indiana - 2.63%
support from ASSURED GTY)				City of Rockport IN
5.25%, 05/01/2028	2,000	2,295		7.00%, 06/01/2028	1,000	1,054
West Villages Improvement District				Indiana Finance Authority
0.00%, 05/01/2037(c)	150	67		5.00%, 10/01/2041	1,000	1,109
		$7,737		5.00%, 07/01/2048	1,000	1,049
				5.38%, 11/01/2032	1,000	1,147
Georgia - 0.46%				5.75%, 08/01/2042	1,500	1,532
City of Atlanta GA Water & Wastewater				Indiana Municipal Power Agency
Revenue				6.00%, 01/01/2039	1,000	1,188
6.00%, 11/01/2027	1,000	1,230				$7,079

				Iowa - 1.60%
Idaho - 1.29%				City of Altoona IA (credit support from CITY
Idaho Health Facilities Authority				APPROP)
6.65%, 02/15/2021	2,000	2,764		5.75%, 06/01/2031	1,200	1,308
Idaho Housing & Finance Association
5.85%, 07/01/2036	665	695		Iowa Finance Authority
				4.75%, 08/01/2042	3,000	2,981
		$3,459				$4,289
Illinois - 8.64%
City of Chicago IL				Kansas - 0.73%
				County of Sedgwick KS/County of Shawnee
7.13%, 03/15/2022	500	505		KS (credit support from GNMA/FNMA)
7.46%, 02/15/2026	250	202
City of Chicago IL (credit support from				5.65%, 06/01/2037	725	774
				Kansas Development Finance Authority
ASSURED GTY)				5.50%, 11/15/2029	1,000	1,172
5.25%, 01/01/2025	2,000	2,250
City of Chicago IL O'Hare International						$1,946
Airport Revenue				Kentucky - 2.34%
5.00%, 01/01/2032	1,000	1,124		Kentucky Economic Development Finance
City of Chicago IL O'Hare International				Authority
Airport Revenue (credit support from AGM)				5.38%, 08/15/2024	1,000	1,171
5.75%, 01/01/2020	1,000	1,035		5.63%, 08/15/2027	1,000	1,153
City of Chicago IL Wastewater Transmission				Kentucky Economic Development Finance
Revenue (credit support from BHAC)				Authority (credit support from ASSURED
5.50%, 01/01/2038	1,000	1,138		GTY)
City of United City of Yorkville IL				6.00%, 12/01/2033	1,000	1,097
5.75%, 03/01/2028	500	509		Kentucky State Property & Building
6.00%, 03/01/2036	300	290		Commission (credit support from ASSURED
Huntley Special Service Area No 10/IL (credit				GTY)
support from ASSURED GTY)				5.25%, 02/01/2025	1,000	1,185
5.10%, 03/01/2029	1,000	1,064		Paducah Electric Plant Board (credit support
Illinois Finance Authority				from ASSURED GTY)
4.00%, 02/01/2033	1,500	1,509		5.25%, 10/01/2035	1,500	1,666
5.38%, 08/15/2024	500	597				$6,272
5.50%, 08/01/2037	1,000	1,093

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

Louisiana - 2.51%				Missouri (continued)
Lafayette Public Trust Financing				Cape Girardeau County Industrial
Authority (credit support from AGM)				Development Authority (continued)
5.25%, 10/01/2030	$1,000	$1,137		5.63%, 06/01/2027	$160	$160
Louisiana Local Government Environmental				Missouri Development Finance Board
Facilities & Community Development				4.00%, 06/01/2037	2,000	2,026
Authority				St Louis County Industrial Development
3.75%, 12/01/2026	1,820	1,818		Authority
Louisiana Public Facilities Authority (credit				5.00%, 09/01/2042	700	701
support from FNMA)						$3,908
0.00%, 12/01/2019(c)	1,500	1,354
New Orleans Aviation Board (credit support				Nebraska - 1.28%
from ASSURED GTY)				Municipal Energy Agency of Nebraska (credit
6.00%, 01/01/2023	1,000	1,194		support from BHAC)
Port New Orleans Board of Commissioners				5.13%, 04/01/2029	1,000	1,159
5.00%, 04/01/2031	750	824		Omaha Public Power District
5.00%, 04/01/2033	400	436		5.50%, 02/01/2039	1,000	1,148
		$6,763		University of Nebraska
				5.25%, 07/01/2039	1,000	1,141
Maryland - 1.25%						$3,448
Maryland Community Development
Administration				Nevada - 0.42%
5.05%, 09/01/2032	1,000	1,044		County of Clark NV
Maryland Economic Development Corp				5.13%, 07/01/2034	1,000	1,123
5.75%, 06/01/2035	545	622
Maryland Health & Higher Educational				New Hampshire - 0.41%
Facilities Authority				City of Manchester NH General Airport
5.00%, 06/01/2047	1,000	1,093		Revenue (credit support from AGM)
6.00%, 07/01/2041	500	598		5.13%, 01/01/2030	1,000	1,102
		$3,357

Massachusetts - 4.43%				New Jersey - 1.29%
Massachusetts Bay Transportation Authority				New Jersey Economic Development
5.25%, 07/01/2028	2,000	2,617		Authority
Massachusetts Development Finance Agency				5.00%, 09/01/2034	1,000	1,113
5.75%, 12/01/2042	1,000	1,219		5.75%, 04/01/2031	1,000	1,104
6.38%, 07/01/2029	500	500		5.75%, 06/01/2031	550	629
Massachusetts Educational Financing				New Jersey Housing & Mortgage Finance
Authority				Agency
4.90%, 07/01/2028	5,000	5,289		6.38%, 10/01/2028	605	656
Massachusetts Health & Educational Facilities						$3,502
Authority (credit support from GO OF UNIV)
5.00%, 07/01/2038	1,000	1,141		New Mexico - 0.62%
Massachusetts State College Building				New Mexico Hospital Equipment Loan
Authority				Council
5.50%, 05/01/2039	1,000	1,167		5.00%, 08/01/2039	1,500	1,669
		$11,933
				New York - 8.50%
Michigan - 1.25%				Brooklyn Arena Local Development Corp
City of Detroit MI Sewage Disposal System				6.38%, 07/15/2043	200	239
Revenue (credit support from AGM)
7.00%, 07/01/2027	1,500	1,840		Hudson Yards Infrastructure Corp
				5.75%, 02/15/2047	2,500	2,968
Kent Hospital Finance Authority				Metropolitan Transportation Authority
5.50%, 01/15/2047	500	543
Lansing Board of Water & Light				5.25%, 11/15/2030	1,500	1,747
				New York City Industrial Development
5.00%, 07/01/2037	850	970		Agency (credit support from ASSURED
		$3,353		GTY)
Minnesota - 0.97%				6.13%, 01/01/2029	1,000	1,165
City of Minneapolis MN				New York City Transitional Finance Authority
6.75%, 11/15/2032	500	608		Building Aid Revenue (credit support from ST
City of Minneapolis MN (credit support from				AID WITHHLDG)
ASSURED GTY)				5.25%, 01/15/2039	2,000	2,309
6.50%, 11/15/2038	1,000	1,225		New York City Water & Sewer System
St Paul Port Authority				5.00%, 06/15/2044	2,000	2,253
4.50%, 10/01/2037	750	762		New York Liberty Development Corp
		$2,595		5.00%, 11/15/2031	1,000	1,144
				5.00%, 09/15/2040	1,000	1,140
Missouri - 1.45%				5.25%, 10/01/2035	2,550	3,023
Cape Girardeau County Industrial				New York State Dormitory Authority
Development Authority				3.75%, 09/01/2032	550	534
5.50%, 06/01/2034	1,000	1,021

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)

New York (continued)				South Carolina - 0.41%
New York State Dormitory Authority (credit				South Carolina Jobs-Economic Development
support from ASSURED GTY ST AID				Authority (credit support from ASSURED
WITHHLDG)				GTY)
5.00%, 10/01/2023	$2,000	$2,361		5.38%, 02/01/2029	$1,000	$1,112
New York State Thruway Authority
5.00%, 03/15/2026	1,480	1,761
Tompkins County Development Corp				Tennessee - 0.34%
				Chattanooga Health Educational & Housing
5.00%, 07/01/2032	2,000	2,160		Facility Board
		$22,804		5.50%, 10/01/2020	375	392
North Carolina - 0.44%				Shelby County Health Educational & Housing
City of Raleigh NC Combined Enterprise				Facilities Board
System Revenue				5.63%, 09/01/2026	500	522
5.00%, 03/01/2031	1,000	1,186				$914

				Texas - 5.25%
Ohio - 2.43%				Capital Area Cultural Education Facilities
County of Montgomery OH				Finance Corp
6.25%, 11/15/2033	1,310	1,429		6.13%, 04/01/2045	1,000	1,134
Ohio Air Quality Development Authority				Dallas County Flood Control District No 1
5.63%, 06/01/2018	1,000	1,168		6.75%, 04/01/2016	130	131
6.75%, 06/01/2024	2,000	2,081		Harris County Industrial Development Corp
Ohio Higher Educational Facility				5.00%, 02/01/2023	400	450
Commission				McLennan County Public Facility Corp
6.75%, 01/15/2039	1,000	1,108		6.63%, 06/01/2035	985	1,064
Ohio Housing Finance Agency (credit support				North Texas Health Facilities Development
from GNMA/FNMA/FHLMC COLL)				Corp (credit support from AGM)
5.20%, 09/01/2029	695	764		5.00%, 09/01/2024	1,000	1,129
		$6,550		5.00%, 09/01/2032	1,000	1,100
				North Texas Tollway Authority
Oklahoma - 0.01%				5.63%, 01/01/2033	1,000	1,139
Oklahoma Housing Finance Agency (credit				5.75%, 01/01/2033	1,000	1,125
support from GNMA COLL)				Sea Breeze Public Facility Corp
8.00%, 08/01/2018	20	20		6.50%, 01/01/2046	100	102
				Tarrant County Cultural Education Facilities
Oregon - 1.71%				Finance Corp (credit support from ASSURED
Oregon Health & Science University				GTY)
4.00%, 07/01/2031	2,000	2,116		6.25%, 07/01/2028	1,000	1,185
Oregon State Department of Administrative				Texas A&M University
Services				5.00%, 05/15/2027	1,000	1,187
5.25%, 04/01/2026	1,500	1,777		Texas Municipal Gas Acquisition & Supply
Willamalane Park & Recreation District				Corp III
3.00%, 01/01/2030	700	700		5.00%, 12/15/2032	3,000	3,213
		$4,593		Texas Transportation Commission
				5.00%, 04/01/2020	1,000	1,126
Pennsylvania - 1.78%						$14,085
City of Scranton PA
7.25%, 09/01/2023	600	583		Utah - 0.56%
8.50%, 09/01/2022	700	719		Utah Housing Corp
Pennsylvania Economic Development				5.25%, 01/01/2039	500	510
Financing Authority				5.75%, 07/01/2036	940	999
6.00%, 06/01/2031	500	502				$1,509
Pennsylvania Turnpike Commission
0.00%, 12/01/2028(c),(e)	800	806		Vermont - 0.19%
0.00%, 12/01/2034(c),(e)	500	498		Vermont Student Assistance Corp
Pennsylvania Turnpike Commission (credit				5.10%, 06/15/2032	500	521
support from ASSURED GTY)
5.00%, 06/01/2039	1,500	1,645		Virgin Islands - 0.28%
		$4,753		Virgin Islands Public Finance Authority
				5.00%, 10/01/2025	650	739
Puerto Rico - 1.10%
Puerto Rico Sales Tax Financing Corp
5.25%, 08/01/2041	1,350	1,405		Virginia - 4.74%
5.38%, 08/01/2039	700	732		Fairfax County Industrial Development
5.50%, 08/01/2042	800	842		Authority
		$2,979		5.00%, 05/15/2035(b)	700	809
				5.00%, 05/15/2040(b)	3,651	4,166
				Shops at White Oak Village Community
				Development Authority/The
				5.30%, 03/01/2017	300	321

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2013 (unaudited)

				(d)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
	Principal			registration, normally to qualified institutional buyers. Unless otherwise
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	indicated, these securities are not considered illiquid. At the end of the
Virginia (continued)				period, the value of these securities totaled $547 or 0.20% of net assets.
Virginia Small Business Financing Authority				(e) Variable Rate. Rate shown is in effect at April 30, 2013.
5.50%, 01/01/2042	$6,005	$6,536		(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Washington County Industrial Development				effect at April 30, 2013
Authority/VA
7.50%, 07/01/2029	750	912
		$12,744		Portfolio Summary (unaudited)
Washington - 3.73%				Sector	Percent
FYI Properties				Revenue Bonds	65.80%
5.50%, 06/01/2039	1,000	1,126		Insured	23.14%
State of Washington				General Obligation Unlimited	7 .36%
6.40%, 06/01/2017	3,000	3,425		Prerefunded	3 .38%
Tacoma Consolidated Local Improvement				Special Assessment	1 .30%
Districts				Tax Allocation	0 .46%
5.75%, 04/01/2043	2,000	2,000		Special Tax	0 .40%
Washington Health Care Facilities Authority				Certificate Participation	0 .27%
7.38%, 03/01/2038	1,000	1,266		General Obligation Limited	0 .26%
Washington Health Care Facilities				Government	0 .24%
Authority (credit support from AGM)				Liability For Floating Rate Notes Issued	(4.18)%
5.50%, 08/15/2038	1,000	1,097		Other Assets in Excess of Liabilities, Net	1 .57%
Washington Higher Education Facilities				TOTAL NET ASSETS	100.00%
Authority
5.63%, 10/01/2040	1,000	1,106
		$10,020

West Virginia - 0.63%
County of Ohio WV
5.85%, 06/01/2034	250	264
West Virginia Hospital Finance Authority
5.50%, 06/01/2034	1,250	1,415
		$1,679

Wisconsin - 3.15%
City of Superior WI (credit support from GO
OF CORP)
5.38%, 11/01/2021	750	829
County of Milwaukee WI Airport
Revenue (credit support from AGM)
5.25%, 12/01/2025	4,000	4,473
Public Finance Authority
6.00%, 07/15/2042	500	514
State of Wisconsin (credit support from ST
APPROP)
5.38%, 05/01/2025	1,000	1,206
Wisconsin Health & Educational Facilities
Authority
6.38%, 02/15/2029	500	586
6.63%, 02/15/2039	720	842
		$8,450
TOTAL MUNICIPAL BONDS		$274,883
Total Investments		$275,530
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.18)%
Notes with an interest rate of 0.24% at April	$(11,211)	$(11,211)
30, 2013 and contractual maturity of collateral
from 2016-2020.(f)
Total Net Investments		$264,319
Other Assets in Excess of Liabilities, Net - 1.57%		$4,204
TOTAL NET ASSETS - 100.00%		$268,523

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $647 or 0.24% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Non-Income Producing Security

See accompanying notes

Glossary to the Schedules of Investments
April 30, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

(This page intentionally left blank)

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment and Unrealized Total From			from Net	Tax Return Dividends		Net Asset
		Beginning of Income Gain (Loss) on Investment Investment of Capital						and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Distribution Distributions of Period Total Return(b)
BOND & MORTGAGE SECURITIES FUND
Class A shares
2013	(c)	$11.09	$0 .12	$0.06	$0.18	($0 .12)	$–	($0 .12)	$11.15	1 .61	%(d)
2012		10.63	0.29	0.49	0.78	( 0 .32)	–	(0.32)	11 .09	7 .49
2011		10.57	0.37	0.08	0.45	( 0 .38)	( 0 .01)	(0.39)	10 .63	4 .33
2010		9.69	0.41	0.81	1.22	( 0 .34)	–	(0.34)	10 .57	12.83
2009		8.52	0.44	1.11	1.55	( 0 .38)	–	(0.38)	9 .69	18.80
2008		10.50	0.50	(2.00)	(1.50)	( 0 .48)	–	(0.48)	8 .52	(14 .83)
Class B shares
2013	(c)	11.12	0.08	0.06	0.14	( 0 .08)	–	(0.08)	11 .18	1.27	(d)
2012		10.65	0.22	0.50	0.72	( 0 .25)	–	(0.25)	11 .12	6 .87
2011		10.60	0.30	0.07	0.37	( 0 .31)	( 0 .01)	(0.32)	10 .65	3 .54
2010		9.70	0.35	0.82	1.17	( 0 .27)	–	(0.27)	10 .60	12.29
2009		8.52	0.39	1.11	1.50	( 0 .32)	–	(0.32)	9 .70	18.15
2008		10.50	0.43	(2.00)	(1.57)	( 0 .41)	–	(0.41)	8 .52	(15 .41)
Class C shares
2013	(c)	11.09	0.07	0.06	0.13	( 0 .07)	–	(0.07)	11 .15	1.20	(d)
2012		10.63	0.20	0.50	0.70	( 0 .24)	–	(0.24)	11 .09	6 .63
2011		10.57	0.28	0.08	0.36	( 0 .29)	( 0 .01)	(0.30)	10 .63	3 .49
2010		9.69	0.33	0.81	1.14	( 0 .26)	–	(0.26)	10 .57	11.93
2009		8.51	0.37	1.11	1.48	( 0 .30)	–	(0.30)	9 .69	17.99
2008		10.50	0.41	(2.00)	(1.59)	( 0 .40)	–	(0.40)	8 .51	(15 .62)
CALIFORNIA MUNICIPAL FUND
Class A shares
2013	(c)	10.45	0.22	0.08	0.30	( 0 .21)	–	(0.21)	10 .54	2.92	(d)
2012		9.71	0.43	0.73	1.16	( 0 .42)	–	(0.42)	10 .45	12.18
2011		10.00	0.46	(0.28)	0.18	( 0 .47)	–	(0.47)	9 .71	2 .03
2010		9.57	0.48	0.42	0.90	( 0 .47)	–	(0.47)	10 .00	9 .59
2009		8.79	0.47	0.77	1.24	( 0 .46)	–	(0.46)	9 .57	14.66
2008		10.74	0.47	(1.95)	(1.48)	( 0 .47)	–	(0.47)	8 .79	(14 .26)
Class B shares
2013	(c)	10.45	0.16	0.09	0.25	( 0 .16)	–	(0.16)	10 .54	2.38	(d)
2012		9.71	0.33	0.73	1.06	( 0 .32)	–	(0.32)	10 .45	11.01
2011		10.00	0.37	(0.29)	0.08	( 0 .37)	–	(0.37)	9 .71	1 .00
2010		9.57	0.40	0.41	0.81	( 0 .38)	–	(0.38)	10 .00	8 .66
2009		8.79	0.40	0.77	1.17	( 0 .39)	–	(0.39)	9 .57	13.76
2008		10.74	0.40	(1.96)	(1.56)	( 0 .39)	–	(0.39)	8 .79	(14 .93)
Class C shares
2013	(c)	10.47	0.17	0.08	0.25	( 0 .16)	–	(0.16)	10 .56	2.43	(d)
2012		9.73	0.34	0.73	1.07	( 0 .33)	–	(0.33)	10 .47	11.12
2011		10.01	0.37	(0.27)	0.10	( 0 .38)	–	(0.38)	9 .73	1 .15
2010		9.58	0.39	0.42	0.81	( 0 .38)	–	(0.38)	10 .01	8 .59
2009		8.79	0.38	0.78	1.16	( 0 .37)	–	(0.37)	9 .58	13.62
2008		10.74	0.38	(1.95)	(1.57)	( 0 .38)	–	(0.38)	8 .79	(15 .01)

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Expenses to				Ratio of Net
Net Assets, End of	Expenses to		Average Net Assets		Ratio of Gross		Investment Income
Period (in	Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate

$122,480	0.94%(e),(f)		N/A		– %		2 .16	%(e)	212.5	%(e)
127,605	0.94	(f)	N/A		–		2 .65		218.6
130,506	0.94	(f)	N/A		–		3 .50		265.5
134,686	0.94	(f)	N/A		–		4 .12		357.4
126,500	0.94	(f)	N/A		–		5 .10		365.1
116,109	0.94	(f)	N/A		–		5 .01		302.6

2,505	1 .60 (e)	,(f)	N/A		–		1 .50	(e)	212.5	(e)
3,741	1.60	(f)	N/A		–		2 .04		218.6
6,636	1.60	(f)	N/A		–		2 .86		265.5
10,488	1.60	(f)	N/A		–		3 .47		357.4
12,952	1.60	(f)	N/A		–		4 .47		365.1
14,841	1.60	(f)	N/A		–		4 .35		302.6

8,720	1 .75 (e)	,(f)	N/A		–		1 .35	(e)	212.5	(e)
8,861	1.75	(f)	N/A		–		1 .82		218.6
7,106	1.75	(f)	N/A		–		2 .68		265.5
5,976	1.75	(f)	N/A		–		3 .30		357.4
3,944	1.75	(f)	N/A		–		4 .22		365.1
2,263	1.75	(f)	N/A		–		4 .20		302.6

220,602	0 .80	(e)	0 .76% (e),(g)		–		4.13	(e)	19.7	(e)
212,099	0.81		0.77	(g)	–		4 .26		21.9
202,248	0.86		0.81	(g)	–		4 .91		45.4
255,698	0.88		0.81	(g)	0 .88	(h)	4 .90		32.0
266,967	0.91		0.83	(g)	0 .91	(h)	5 .29		57.3
250,177	1.07		0.83	(g)	1 .08	(h)	4 .67		41.7

1,256	1.86	(e)	1.82 (e)	,(g)	3 .06 (e)	,(i)	3 .07	(e)	19.7	(e)
1,718	1.86		1.82	(g)	2 .40	(i)	3 .23		21.9
2,673	1.90		1.85	(g)	1 .94	(i)	3 .97		45.4
13,589	1.74		1.67	(g)	1 .74	(h)	4 .08		32.0
39,715	1.70		1.63	(g)	1 .70	(h)	4 .54		57.3
61,118	1.85		1.61	(g)	1 .85	(h)	3 .88		41.7

11,213	1 .75	(e)	1 .71 (e)	,(g)	–		3.19	(e)	19.7	(e)
10,486	1.74		1.70	(g)	–		3 .33		21.9
9,786	1.82		1.77	(g)	–		3 .95		45.4
13,572	1.79		1.72	(g)	1 .79	(h)	3 .98		32.0
12,335	1.88		1.81	(g)	1 .88	(h)	4 .28		57.3
8,010	1.95		1.71	(g)	2 .07	(h)	3 .81		41.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h)	Excludes expense reimbursement from Manager and/or custodian.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on Investment Investment			Realized	and	Value, End
		of Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2013	(c)	$9.88	$0.07	$1.33	$1.40	($0 .16)	$–	($0 .16)	$11.12	14.26	%(d)
2012		9.41	0.16	0.41	0 .57	( 0 .10)	–	(0.10)	9 .88	6 .13
2011		9.80	0.15	( 0 .45)	( 0 .30)	( 0 .09)	–	(0.09)	9 .41	(3.17)
2010		8.67	0.07	1.17	1 .24	( 0 .11)	–	(0.11)	9 .80	14.37
2009		7.43	0.09	1.30	1 .39	( 0 .15)	–	(0.15)	8 .67	19.13
2008		17.33	0.16	( 7 .97)	( 7 .81)	( 0 .12)	(1.97)	(2.09)	7 .43	(50.60)
Class B shares
2013	(c)	9.84	0.01	1.34	1 .35	( 0 .01)	–	(0.01)	11 .18	13.77	(d)
2012		9.36	0.06	0.42	0 .48	–	–	–	9 .84	5 .13
2011		9.78	0.03	( 0 .45)	( 0 .42)	–	–	–	9 .36	(4.29)
2010		8.66	(0.03)	1.15	1 .12	–	–	–	9 .78	12.98
2009		7.37	0.01	1.30	1 .31	( 0 .02)	–	(0.02)	8 .66	17.84
2008		17.21	0.05	( 7 .92)	( 7 .87)	–	(1.97)	(1.97)	7 .37	(51.01)
Class C shares
2013	(c)	9.86	0.04	1.33	1 .37	( 0 .09)	–	(0.09)	11 .14	14.02	(d)
2012		9.38	0.10	0.41	0 .51	( 0 .03)	–	(0.03)	9 .86	5 .47
2011		9.78	0.08	( 0 .45)	( 0 .37)	( 0 .03)	–	(0.03)	9 .38	(3.78)
2010		8.67	0.03	1.15	1 .18	( 0 .07)	–	(0.07)	9 .78	13.61
2009		7.39	0.06	1.29	1 .35	( 0 .07)	–	(0.07)	8 .67	18.50
2008		17.22	0.09	( 7 .95)	( 7 .86)	–	(1.97)	(1.97)	7 .39	(50.91)
Class P shares
2013	(c)	9.85	0.10	1.31	1 .41	( 0 .20)	–	(0.20)	11 .06	14.51	(d)
2012		9.38	0.20	0.41	0 .61	( 0 .14)	–	(0.14)	9 .85	6 .67
2011		9.80	0.14	( 0 .42)	( 0 .28)	( 0 .14)	–	(0.14)	9 .38	(2.93)
2010	(h)	9.35	0.01	0.44	0 .45	–	–	–	9 .80	4.81	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$255,938	1.40	%(e)	1.41	%(e)	80.0	%(e)
235,602	1.49		1.67		74.2
247,806	1.44		1.48		75.7	(f)
273,385	1.53		0.84		105.9
273,110	1.58		1.26		115.6
257,621	1.39	(g)	1.30		101.5

5,980	2.47 (e)	,(g)	0.23	(e)	80.0	(e)
6,827	2.47	(g)	0.66		74.2
11,444	2.56	(g)	0.34		75.7	(f)
18,477	2.68		(0 .32)		105.9
23,810	2.69		0.17		115.6
27,621	2.34	(g)	0.41		101.5

11,014	2.08 (e)	,(g)	0.74	(e)	80.0	(e)
9,787	2.08	(g)	1.08		74.2
10,546	2.08	(g)	0.83		75.7	(f)
11,618	2.08	(g)	0.29		105.9
11,339	2.08	(g)	0.76		115.6
11,322	2.08	(g)	0.73		101.5

1,288	1.04 (e)	,(g)	1.99	(e)	80.0	(e)
862	1.06	(g)	2.15		74.2
713	1.07	(g)	1.49		75.7	(f)
10	1.08 (e)	,(g)	0.84	(e)	105.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
EQUITY INCOME FUND
Class A shares
2013	(c)	$19.47	$0 .29	$2.52	$2.81	($0 .29)	$–	($0 .29)	$21.99	14.55	%(d)
2012		17.57	0.50	1 .87	2 .37	( 0 .47)	–	(0.47)	19 .47	13.64
2011		16.91	0.49	0 .63	1 .12	( 0 .46)	–	(0.46)	17 .57	6 .69
2010		14.38	0.43	2 .48	2 .91	( 0 .38)	–	(0.38)	16 .91	20.49
2009		13.81	0.39	0 .59	0 .98	( 0 .41)	–	(0.41)	14 .38	7 .45
2008		23.81	0.39	( 7 .96)	( 7 .57)	( 0 .39)	(2.04)	(2.43)	13 .81	(35.04)
Class B shares
2013	(c)	19.30	0.19	2 .50	2 .69	( 0 .19)	–	(0.19)	21 .80	14.02	(d)
2012		17.42	0.33	1 .85	2 .18	( 0 .30)	–	(0.30)	19 .30	12.58
2011		16.76	0.34	0 .62	0 .96	( 0 .30)	–	(0.30)	17 .42	5 .76
2010		14.25	0.28	2 .46	2 .74	( 0 .23)	–	(0.23)	16 .76	19.33
2009		13.68	0.27	0 .58	0 .85	( 0 .28)	–	(0.28)	14 .25	6 .48
2008		23.62	0.23	( 7 .89)	( 7 .66)	( 0 .24)	(2.04)	(2.28)	13 .68	(35.61)
Class C shares
2013	(c)	19.07	0.21	2 .47	2 .68	( 0 .22)	–	(0.22)	21 .53	14.13	(d)
2012		17.22	0.35	1 .84	2 .19	( 0 .34)	–	(0.34)	19 .07	12.83
2011		16.59	0.36	0 .61	0 .97	( 0 .34)	–	(0.34)	17 .22	5 .87
2010		14.11	0.31	2 .43	2 .74	( 0 .26)	–	(0.26)	16 .59	19.61
2009		13.55	0.29	0 .58	0 .87	( 0 .31)	–	(0.31)	14 .11	6 .68
2008		23.42	0.25	( 7 .82)	( 7 .57)	( 0 .26)	(2.04)	(2.30)	13 .55	(35.55)
Class P shares
2013	(c)	19.47	0.31	2 .54	2 .85	( 0 .32)	–	(0.32)	22 .00	14.76	(d)
2012		17.57	0.54	1 .88	2 .42	( 0 .52)	–	(0.52)	19 .47	13.91
2011		16.93	0.51	0 .66	1 .17	( 0 .53)	–	(0.53)	17 .57	6 .95
2010	(g)	16.45	0.05	0 .54	0 .59	( 0 .11)	–	(0.11)	16 .93	3.59	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$837,583	0.93	%(e)	2.82	%(e)	15.0	%(e)
709,464	0.96		2.66		23.5
607,610	0.95		2.79		16.6
622,414	1.00		2.73		22.1
594,176	1.00		3.02		35.3
712,089	0.94		2.06		75.8

62,108	1.87 (e)	,(f)	1.92	(e)	15.0	(e)
68,755	1.87	(f)	1.79		23.5
88,409	1.82	(f)	1.93		16.6
117,395	1.94		1.79		22.1
139,115	1.95		2.09		35.3
177,768	1.80		1.24		75.8

129,982	1 .66	(e)	2 .09	(e)	15 .0	(e)
112,082	1.70		1.93		23.5
100,409	1.67		2.07		16.6
101,915	1.73		2.00		22.1
106,430	1.77		2.27		35.3
134,522	1.70		1.33		75.8

66,934	0.63 (e)	,(f)	3.09	(e)	15.0	(e)
50,045	0.70	(f)	2.89		23.5
32,417	0.70	(f)	2.92		16.6
10	0.72 (e)	,(f)	2.97	(e)	22.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2013	(c)	$14.14	$0 .34	$0.64	$0.98	($0 .40)	($0 .12)	($0.52)	$14.60	7 .10	%(d)
2012		12.98	0.76	1 .16	1.92	( 0 .72)	( 0 .04)	(0.76)	14.14	15.25
2011		13.35	0.79	(0.35)	0.44	( 0 .70)	( 0 .11)	(0.81)	12.98	3 .25
2010		12.72	0.73	1 .71	2.44	( 0 .76)	( 1 .05)	(1.81)	13.35	21.38
2009	(h)	10.00	0.65	2 .72	3.37	( 0 .65)	–	(0.65)	12.72	35.00	(d)
Class C shares
2013	(c)	14.08	0.28	0 .63	0.91	( 0 .34)	( 0 .12)	(0.46)	14.53	6.68	(d)
2012		12.93	0.66	1 .15	1.81	( 0 .62)	( 0 .04)	(0.66)	14.08	14.39
2011		13.30	0.69	(0.35)	0.34	( 0 .60)	( 0 .11)	(0.71)	12.93	2 .55
2010		12.68	0.63	1 .71	2.34	( 0 .67)	( 1 .05)	(1.72)	13.30	20.44
2009	(h)	10.00	0.57	2 .71	3.28	( 0 .60)	–	(0.60)	12.68	33.99	(d)
Class P shares
2013	(c)	14.09	0.35	0 .63	0.98	( 0 .41)	( 0 .12)	(0.53)	14.54	7.18	(d)
2012		12.93	0.79	1 .16	1.95	( 0 .75)	( 0 .04)	(0.79)	14.09	15.59
2011		13.31	0.83	(0.36)	0.47	( 0 .74)	( 0 .11)	(0.85)	12.93	3 .51
2010	(i)	13.01	0.08	0 .34	0.42	( 0 .12)	–	(0.12)	13.31	3.21	(d)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2013	(c)	7.83	0.08	1 .35	1.43	( 0 .37)	( 0 .15)	(0.52)	8.74	19.08	(d)
2012		6.72	0.10	1 .16	1.26	( 0 .15)	–	(0.15)	7.83	19.08
2011		6.83	0.08	(0.06)	0.02	( 0 .09)	( 0 .04)	(0.13)	6.72	0 .28
2010		5.66	0.10	1 .35	1.45	( 0 .28)	–	(0.28)	6.83	26.27
2009		5.04	0.11	0 .77	0.88	( 0 .26)	–	(0.26)	5.66	18.84
2008		10.08	0.16	(5.02)	(4.86)	( 0 .18)	–	(0.18)	5.04	(48.89	) (j)
Class C shares
2013	(c)	7.67	0.04	1 .33	1.37	( 0 .34)	( 0 .15)	(0.49)	8.55	18.68	(d)
2012		6.59	0.05	1 .14	1.19	( 0 .11)	–	(0.11)	7.67	18.27
2011		6.71	0.03	(0.06)	(0.03)	( 0 .05)	( 0 .04)	(0.09)	6.59	(0.52)
2010		5.58	0.06	1 .31	1.37	( 0 .24)	–	(0.24)	6.71	25.19
2009		4.99	0.08	0 .75	0.83	( 0 .24)	–	(0.24)	5.58	18.05
2008		10.07	0.10	(5.05)	(4.95)	( 0 .13)	–	(0.13)	4.99	(49.64)
Class P shares
2013	(c)	8.24	0.09	1 .43	1.52	( 0 .37)	( 0 .15)	(0.52)	9.24	19.33	(d)
2012		7.07	0.14	1 .20	1.34	( 0 .17)	–	(0.17)	8.24	19.37
2011	(k)	7.35	0.11	(0.28)	(0.17)	( 0 .11)	–	(0.11)	7.07	(2.25	) (d)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of Expenses to
			Average Net Assets
			(Excluding
	Ratio of		Dividends and	Ratio of Net
Net Assets, End of	Expenses to		Interest Expense on	Investment Income
Period (in	Average Net		Short Sales and Short	to Average Net		Portfolio
thousands)	Assets		Sale Fees)	Assets		Turnover Rate

$2,994,786	1.17	%(e)	1.07%(e),(f),(g)	4 .81	%(e)	64.9	%(e)
2,019,170	1.13	(g)	N/A	5 .64		50.8
996,753	1.16	(g)	N/A	5 .94		47.6
630,204	1.16	(g)	N/A	5 .76		75.5
8,591	1 .25 (e)	,(g)	N/A	6 .07	(e)	182 .5	(e)

2,241,957	1 .93	(e)	1 .83 (e),(f),(g)	4 .05	(e)	64 .9	(e)
1,535,844	1.89	(g)	N/A	4 .87		50.8
727,143	1.90	(g)	N/A	5 .22		47.6
296,132	1.92	(g)	N/A	4 .98		75.5
999	2 .00 (e)	,(g)	N/A	5 .48	(e)	182 .5	(e)

1,837,324	0 .92	(e)	0 .82 (e),(f),(g)	5 .05	(e)	64 .9	(e)
1,125,168	0.90	(g)	N/A	5 .84		50.8
420,384	0.83	(g)	N/A	6 .38		47.6
1,001	0 .99 (e)	,(g)	N/A	7 .01	(e)	75 .5	(e)

58,110	1 .31 (e)	,(g)	N/A	1 .91	(e)	72 .7	(e)
20,896	1.45	(g)	N/A	1 .46		87.9
13,483	1.45	(g)	N/A	1 .18		78.8
16,738	1.45	(g)	N/A	1 .61		194.8
5,635	1.45	(g)	N/A	2 .42		131.1
2,704	1.45	(g)	N/A	2 .06		100.9

13,995	2 .20 (e)	,(g)	N/A	1 .05	(e)	72 .7	(e)
5,021	2.20	(g)	N/A	0 .70		87.9
2,887	2.20	(g)	N/A	0 .45		78.8
1,453	2.20	(g)	N/A	0 .95		194.8
1,420	2.20	(g)	N/A	1 .76		131.1
932	2.20	(g)	N/A	1 .23		100.9

24,789	1 .08 (e)	,(g)	N/A	2 .22	(e)	72 .7	(e)
6,970	1.09	(g)	N/A	1 .78		87.9
3,378	1 .10 (e)	,(g)	N/A	1 .80	(e)	78 .8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from December 15, 2008, date shares first offered, through October 31, 2009.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(j)	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(k)	Period from December 29, 2010, date shares first offered, through October 31, 2011.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment and Unrealized Total From			from Net	Dividends	Net Asset			Net Assets, End
		Beginning of Income Gain (Loss) on Investment Investment					and	Value, End			of Period (in
		Period	(Loss)(a)	Investments Operations		Income	Distributions of Period Total Return(b)				thousands)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2013	(c)	$11 .37	$0 .12	($0 .01)	$0.11	($0 .16)	($0 .16)	$11 .32	1 .01	%(d)	$503,935
2012		11.26	0.31	0 .20	0.51	( 0 .40)	( 0 .40)	11.37	4.58		513,204
2011		11.28	0.37	0 .02	0.39	( 0 .41)	( 0 .41)	11.26	3.60		421,315
2010		10.89	0.42	0 .41	0.83	( 0 .44)	( 0 .44)	11.28	7.82		422,993
2009		10.34	0.45	0 .57	1.02	( 0 .47)	( 0 .47)	10.89	10.01		290,408
2008		10.54	0.46	(0.17)	0.29	( 0 .49)	( 0 .49)	10.34	2.72		83,376
Class B shares
2013	(c)	11.36	0.07	–	0.07	( 0 .12)	( 0 .12)	11 .31	0 .58	(d)	8,658
2012		11.25	0.22	0 .19	0.41	( 0 .30)	( 0 .30)	11.36	3.71		10,728
2011		11.27	0.28	0 .02	0.30	( 0 .32)	( 0 .32)	11.25	2.75		17,429
2010		10.89	0.33	0 .40	0.73	( 0 .35)	( 0 .35)	11.27	6.86		36,773
2009		10.34	0.37	0 .57	0.94	( 0 .39)	( 0 .39)	10.89	9.18		56,957
2008		10.53	0.39	(0.17)	0.22	( 0 .41)	( 0 .41)	10.34	2.06		39,613
Class C shares
2013	(c)	11.36	0.08	(0.01)	0.07	( 0 .12)	( 0 .12)	11.31	0.60	(d)	117,665
2012		11.25	0.21	0 .20	0.41	( 0 .30)	( 0 .30)	11.36	3.73		113,801
2011		11.27	0.28	0 .02	0.30	( 0 .32)	( 0 .32)	11.25	2.76		81,404
2010		10.88	0.33	0 .42	0.75	( 0 .36)	( 0 .36)	11.27	6.97		75,290
2009		10.32	0.37	0 .58	0.95	( 0 .39)	( 0 .39)	10.88	9.32		26,914
2008		10.52	0.39	(0.18)	0.21	( 0 .41)	( 0 .41)	10.32	1.99		6,118
Class P shares
2013	(c)	11.39	0.13	–	0.13	( 0 .17)	( 0 .17)	11 .35	1 .15	(d)	18,615
2012		11.28	0.32	0 .20	0.52	( 0 .41)	( 0 .41)	11.39	4.68		17,803
2011		11.28	0.37	0 .05	0.42	( 0 .42)	( 0 .42)	11.28	3.87		13,022
2010	(i)	11.24	0.04	0 .04	0.08	( 0 .04)	( 0 .04)	11.28	0.71	(d)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Ratio of				Ratio of Net
Expenses to		Ratio of Gross		Investment Income
Average Net		Expenses to Average		to Average Net		Portfolio
Assets		Net Assets		Assets		Turnover Rate

0.78	%(e)	0 .88%(e),(f)		2.20	%(e)	38.2	%(e)
0.81		0.91	(f)	2.73		52.8
0.82		0.92	(f)	3.30		104.7
0.84	(g)	–		3.78		51.2
0.89	(g)	–		4.16		26.6
0.91	(h)	–		4.38		5 .3

1 .65 (e)	,(h)	–		1 .33	(e)	38 .2	(e)
1.65	(h)	–		1.92		52.8
1.65	(h)	–		2.49		104.7
1.65	(h)	–		3.01		51.2
1.65	(h)	–		3.46		26.6
1.65	(h)	–		3.64		5 .3

1 .60 (e)	,(h)	–		1 .38	(e)	38 .2	(e)
1.63	(h)	–		1.90		52.8
1.63	(h)	–		2.48		104.7
1.63	(h)	–		2.96		51.2
1.63	(h)	–		3.43		26.6
1.63	(h)	–		3.66		5 .3

0 .68 (e)	,(h)	–		2 .30	(e)	38 .2	(e)
0.70	(h)	–		2.83		52.8
0.70	(h)	–		3.28		104.7
0 .71 (e)	,(h)	–		3 .69	(e)	51 .2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager, Distributor and/or custodian.
(g)	Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning	Income Gain (Loss) on Investment Investment				Realized	and	Value, End
		of Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
HIGH YIELD FUND
Class A shares
2013	(c)	$7.84	$0.26	$0.32	$0.58	($0 .28)	($0 .07)	($0 .35)	$8.07	7.49	%(d)
2012		7.72	0.52	0 .40	0 .92	( 0 .54)	( 0 .26)	(0.80)	7.84	12.85
2011		8.18	0.60	( 0 .28)	0 .32	( 0 .63)	( 0 .15)	(0.78)	7.72	4 .06
2010		7.61	0.65	0 .58	1 .23	( 0 .66)	–	(0.66)	8.18	16.87
2009		6.11	0.62	1 .54	2 .16	( 0 .66)	–	(0.66)	7.61	37.46
2008		8.75	0.59	( 2 .39)	( 1 .80)	( 0 .60)	( 0 .24)	(0.84)	6.11	(22.40)
Class B shares
2013	(c)	7.88	0.23	0 .32	0 .55	( 0 .25)	( 0 .07)	(0.32)	8.11	7.01	(d)
2012		7.76	0.46	0 .40	0 .86	( 0 .48)	( 0 .26)	(0.74)	7.88	11.85
2011		8.22	0.54	( 0 .28)	0 .26	( 0 .57)	( 0 .15)	(0.72)	7.76	3 .24
2010		7.65	0.59	0 .58	1 .17	( 0 .60)	–	(0.60)	8.22	15.86
2009		6.15	0.57	1 .54	2 .11	( 0 .61)	–	(0.61)	7.65	36.15
2008		8.80	0.53	( 2 .40)	( 1 .87)	( 0 .54)	( 0 .24)	(0.78)	6.15	(23.06)
Class C shares
2013	(c)	7.90	0.23	0 .32	0 .55	( 0 .25)	( 0 .07)	(0.32)	8.13	7.05	(d)
2012		7.77	0.47	0 .40	0 .87	( 0 .48)	( 0 .26)	(0.74)	7.90	12.07
2011		8.23	0.55	( 0 .29)	0 .26	( 0 .57)	( 0 .15)	(0.72)	7.77	3 .29
2010		7.66	0.59	0 .58	1 .17	( 0 .60)	–	(0.60)	8.23	15.91
2009		6.14	0.57	1 .56	2 .13	( 0 .61)	–	(0.61)	7.66	36.61
2008		8.79	0.53	( 2 .40)	( 1 .87)	( 0 .54)	( 0 .24)	(0.78)	6.14	(23.06)
Class P shares
2013	(c)	7.84	0.27	0 .32	0 .59	( 0 .29)	( 0 .07)	(0.36)	8.07	7.62	(d)
2012		7.72	0.54	0 .40	0 .94	( 0 .56)	( 0 .26)	(0.82)	7.84	13.08
2011		8.15	0.61	( 0 .24)	0 .37	( 0 .65)	( 0 .15)	(0.80)	7.72	4 .74
2010	(g)	8.00	0.06	0 .15	0 .21	( 0 .06)	–	(0.06)	8.15	2.67	(d)
HIGH YIELD FUND I
Class A shares
2013	(h)	10.70	0.10	0 .23	0 .33	( 0 .09)	–	(0.09)	10.94	3.10	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
	Expenses to		Investment Income
Net Assets, End of	Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$1,866,138	0.90	%(e)	6.56	%(e)	75.1	%(e)
1,829,010	0.91		6.84		82.6
1,663,615	0.92		7.57		82.8
2,001,283	0.94		8.25		77.8
1,543,091	0.95		9.18		57.0
770,504	0.92		7.48		28.8

38,647	1 .74 (e)	,(f)	5 .73	(e)	75.1	(e)
42,195	1.75	(f)	6.01		82.6
52,785	1.70	(f)	6.79		82.8
72,591	1.74		7.48		77.8
75,011	1.75		8.44		57.0
49,432	1.71		6.64		28.8

603,499	1 .62	(e)	5 .84	(e)	75 .1	(e)
596,620	1.65		6.10		82.6
518,144	1.63		6.84		82.8
490,173	1.67		7.52		77.8
336,498	1.68		8.34		57.0
121,038	1.70		6.69		28.8

619,020	0.65 (e)	,(f)	6.81	(e)	75.1	(e)
583,929	0.71	(f)	7.04		82.6
449,834	0.61	(f)	7.78		82.8
273	0 .73 (e)	,(f)	8 .11	(e)	77.8	(e)

113	1 .05 (e)	,(f)	5 .68	(e)	65.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	Period from March 1, 2013, date shares first offered, through April 30, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment and Unrealized Total From			from Net	Tax Return Dividends			Net Asset
		Beginning	Income	Gain (Loss) on Investment Investment of Capital				and	Redemption Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution Distributions		Fees	of Period
INCOME FUND
Class A shares
2013	(c)	$9.98	$0.17	$0.07	$0.24	($0 .19)	$–	($0 .19)	$–	$10.03
2012		9.55	0.41	0.45	0.86	( 0 .43)	–	(0.43)	–	9.98
2011		9.65	0.45	( 0 .07)	0.38	( 0 .48)	–	(0.48)	–	9.55
2010		9.26	0.50	0.41	0.91	( 0 .52)	–	(0.52)	–	9.65
2009		7.83	0.52	1.44	1.96	( 0 .53)	–	(0.53)	–	9.26
2008		8.99	0.47	( 1 .14)	(0.67)	( 0 .49)	–	(0.49)	–	7.83
Class B shares
2013	(c)	10.01	0.12	0.08	0.20	( 0 .14)	–	(0.14)	–	10 .07
2012		9.59	0.32	0.44	0.76	( 0 .34)	–	(0.34)	–	10 .01
2011		9.69	0.37	( 0 .07)	0.30	( 0 .40)	–	(0.40)	–	9.59
2010		9.29	0.42	0.42	0.84	( 0 .44)	–	(0.44)	–	9.69
2009		7.85	0.46	1.44	1.90	( 0 .46)	–	(0.46)	–	9.29
2008		9.02	0.41	( 1 .16)	(0.75)	( 0 .42)	–	(0.42)	–	7.85
Class C shares
2013	(c)	10.03	0.13	0.07	0.20	( 0 .15)	–	(0.15)	–	10 .08
2012		9.60	0.33	0.45	0.78	( 0 .35)	–	(0.35)	–	10 .03
2011		9.70	0.38	( 0 .07)	0.31	( 0 .41)	–	(0.41)	–	9.60
2010		9.30	0.42	0.43	0.85	( 0 .45)	–	(0.45)	–	9.70
2009		7.85	0.46	1.45	1.91	( 0 .46)	–	(0.46)	–	9.30
2008		9.02	0.41	( 1 .16)	(0.75)	( 0 .42)	–	(0.42)	–	7.85
Class P shares
2013	(c)	10.00	0.18	0.07	0.25	( 0 .20)	–	(0.20)	–	10 .05
2012		9.57	0.43	0.45	0.88	( 0 .45)	–	(0.45)	–	10 .00
2011		9.67	0.46	( 0 .06)	0.40	( 0 .50)	–	(0.50)	–	9.57
2010	(g)	9.66	0.05	0.01	0.06	( 0 .05)	–	(0.05)	–	9.67
INFLATION PROTECTION FUND
Class A shares
2013	(c)	9.32	0.01	( 0 .01)	–	( 0 .02)	–	(0.02)	–	9.30
2012		8.70	0.04	0.59	0.63	( 0 .01)	–	(0.01)	–	9.32
2011		8.29	0.25	0.38	0.63	( 0 .22)	–	(0.22)	–	8.70
2010		7.62	0.12	0.68	0.80	( 0 .13)	–	(0.13)	–	8.29
2009		7.15	0.12	0.36	0.48	( 0 .01)	–	(0.01)	–	7.62
2008		9.53	0.49	( 2 .04)	(1.55)	( 0 .72)	(0.12)	(0.84)	0 .01	7 .15
Class C shares
2013	(c)	9.16	(0.02)	( 0 .01)	(0.03)	–	–	–	–	9.13
2012		8.61	(0.02)	0.57	0.55	–	–	–	–	9.16
2011		8.23	0.17	0.38	0.55	( 0 .17)	–	(0.17)	–	8.61
2010		7.58	0.06	0.68	0.74	( 0 .09)	–	(0.09)	–	8.23
2009		7.17	–	0.42	0.42	( 0 .01)	–	(0.01)	–	7.58
2008		9.56	0.43	( 2 .05)	(1.62)	( 0 .67)	(0.10)	(0.77)	–	7.17

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

2.41	%(d)	$356,698	0.87	%(e)	3 .46	%(e)	25.5	%(e)
9.23		338,977	0.90		4.20		14.1
4.12		268,621	0.90		4.75		16.9
10.14		268,103	0.91	(f)	5.28		13.1
25.80		180,680	0.90	(f)	6.09		30.6
(7 .90)		122,603	0.90	(f)	5.32		15.5

1.99	(d)	12,267	1.87 (e)	,(f)	2.47	(e)	25.5	(e)
8.09		14,939	1.82	(f)	3.30		14.1
3.21		19,433	1.78	(f)	3.91		16.9
9.32		39,778	1.72	(f)	4.51		13.1
24.95		53,887	1.64	(f)	5.39		30.6
(8 .67)		51,278	1.64	(f)	4.57		15.5

2.01	(d)	90,877	1.63	(e)	2.70	(e)	25.5	(e)
8.33		86,409	1.68		3.41		14.1
3.30		63,548	1.68		3.98		16.9
9.35		59,080	1.69	(f)	4.50		13.1
25.07		36,367	1.65	(f)	5.30		30.6
(8 .68)		15,103	1.65	(f)	4.59		15.5

2.50	(d)	19,171	0.67 (e)	,(f)	3.65	(e)	25.5	(e)
9.42		15,196	0.70	(f)	4.37		14.1
4.31		9,474	0.70	(f)	4.83		16.9
0 .60	(d)	30	0 .71 (e)	,(f)	5.07	(e)	13.1	(e)

0.04	(d)	26,005	0.88 (e)	,(f)	0.27	(e)	95.9	(e)
7.24		29,440	0.90	(f)	0.41		152.9
7.74		30,170	0.90	(f)	3.00		131.9
10.58		16,234	0.90	(f)	1.55		85.3
6.71		11,568	0.90	(f)	1.60		109.5
(17.81)		6,167	0.90	(f)	5.54		32.3

(0 .33	) (d)	8,551	1 .65 (e)	,(f)	(0.52	) (e)	95.9	(e)
6.43		9,304	1.65	(f)	(0.21)		152.9
6.85		5,840	1.65	(f)	2.13		131.9
9.76		3,195	1.65	(f)	0.79		85.3
5.81		1,488	1.65	(f)	0.00		109.5
(18.45)		1,808	1.65	(f)	4.89		32.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period Total Return(b)
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2013	(c)	$24.52	$0.01	$1.58	$1.59	($0 .24)	$–	($0 .24)	$25.87	6 .47	%(d)
2012		23.76	0.20	0.74	0.94	( 0 .18)	–	(0.18)	24 .52	4 .05
2011		25.69	0.25	(2.16)	(1.91)	( 0 .02)	–	(0.02)	23 .76	(7.45)
2010		20.73	0.08	4.93	5.01	( 0 .05)	–	(0.05)	25 .69	24.22
2009		13.76	0.11	6.90	7.01	( 0 .04)	–	(0.04)	20 .73	51.11
2008		39.50	0.21	(20.16)	(19.95)	( 0 .10)	(5.69)	(5.79)	13 .76	(58.51)
Class B shares
2013	(c)	23.22	(0.12)	1.50	1.38	–	–	–	24 .60	5.94	(d)
2012		22.52	(0.04)	0.74	0.70	–	–	–	23 .22	3 .11
2011		24.60	(0.03)	(2.05)	(2.08)	–	–	–	22 .52	(8.46)
2010		20.01	(0.17)	4.76	4.59	–	–	–	24 .60	22.94
2009		13.39	(0.05)	6.67	6.62	–	–	–	20 .01	49.44
2008		38.83	(0.04)	(19.71)	(19.75)	–	(5.69)	(5.69)	13 .39	(58.91)
Class C shares
2013	(c)	23.69	(0.11)	1.52	1.41	–	–	–	25 .10	5.95	(d)
2012		22.98	(0.02)	0.73	0.71	–	–	–	23 .69	3 .09
2011		25.06	0.02	(2.10)	(2.08)	–	–	–	22 .98	(8.30)
2010		20.36	(0.13)	4.83	4.70	–	–	–	25 .06	23.08
2009		13.58	(0.01)	6.79	6.78	–	–	–	20 .36	49.93
2008		39.30	(0.03)	(20.00)	(20.03)	–	(5.69)	(5.69)	13 .58	(58.91)
Class P shares
2013	(c)	24.37	0.07	1.57	1.64	( 0 .35)	–	(0.35)	25 .66	6.74	(d)
2012		23.65	0.32	0.71	1.03	( 0 .31)	–	(0.31)	24 .37	4 .51
2011		25.60	0.48	(2.28)	(1.80)	( 0 .15)	–	(0.15)	23 .65	(7.09)
2010	(g)	24.41	–	1.19	1.19	–	–	–	25 .60	4.88	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$109,076	1.78	%(e)	0.11	%(e)	99.8	%(e)
109,294	1.84		0.83		104.8
113,266	1.77		0.98		88.4
137,244	1.85		0.33		102.1
111,976	2.00		0.71		133.4
85,229	1.81		0.78		127.6

5,742	2 .78 (e)	,(f)	(0 .95	) (e)	99.8	(e)
7,108	2.78	(f)	(0 .18)		104.8
10,392	2.82	(f)	(0 .14)		88.4
16,040	2.90		(0 .76)		102.1
17,515	3.08		(0 .34)		133.4
12,272	2.72		(0 .17)		127.6

11,347	2 .75 (e)	,(f)	(0 .86	) (e)	99.8	(e)
12,148	2.77	(f)	(0 .07)		104.8
12,140	2.67	(f)	0.09		88.4
13,166	2.79	(f)	(0 .59)		102.1
10,583	2.80	(f)	(0 .08)		133.4
6,248	2.79	(f)	(0 .12)		127.6

2,431	1 .37 (e)	,(f)	0.57	(e)	99.8	(e)
2,310	1.38	(f)	1.36		104.8
1,919	1.38	(f)	1.94		88.4
10	1 .38 (e)	,(f)	0.01	(e)	102.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions			Total
		Value,	Investment and Unrealized Total From			from Net	from	Tax Return Dividends		Net Asset
		Beginning	Income	Gain (Loss) on Investment Investment			Realized	of Capital	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution Distributions of Period
LARGECAP GROWTH FUND
Class A shares
2013	(c)	$8.68	$0.02	$1.05	$1.07	($0 .01)	$–	$–	($0 .01)	$9.74
2012		7.87	(0.01)	0 .82	0.81	–	–	–	–	8.68
2011		7.54	(0.03)	0 .36	0.33	–	–	–	–	7.87
2010		6.26	(0.04)	1 .32	1.28	–	–	–	–	7.54
2009		6.09	(0.03)	0 .20	0.17	–	–	–	–	6.26
2008		9.96	–	( 3 .70)	(3.70)	–	( 0 .15)	(0.02)	( 0 .17)	6 .09
Class B shares
2013	(c)	8.10	(0.02)	0 .97	0.95	–	–	–	–	9.05
2012		7.42	(0.09)	0 .77	0.68	–	–	–	–	8.10
2011		7.18	(0.10)	0 .34	0.24	–	–	–	–	7.42
2010		6.03	(0.11)	1 .26	1.15	–	–	–	–	7.18
2009		5.91	(0.07)	0 .19	0.12	–	–	–	–	6.03
2008		9.76	(0.08)	( 3 .60)	(3.68)	–	( 0 .15)	(0.02)	( 0 .17)	5 .91
Class C shares
2013	(c)	8.30	(0.02)	1 .00	0.98	–	–	–	–	9.28
2012		7.58	(0.08)	0 .80	0.72	–	–	–	–	8.30
2011		7.33	(0.09)	0 .34	0.25	–	–	–	–	7.58
2010		6.13	(0.09)	1 .29	1.20	–	–	–	–	7.33
2009		6.00	(0.07)	0 .20	0.13	–	–	–	–	6.13
2008		9.90	(0.07)	( 3 .66)	(3.73)	–	( 0 .15)	(0.02)	( 0 .17)	6 .00
Class P shares
2013	(c)	8.90	0.03	1 .09	1.12	( 0 .07)	–	–	( 0 .07)	9 .95
2012		8.06	0.03	0 .83	0.86	( 0 .02)	–	–	( 0 .02)	8 .90
2011		7.69	–	0 .37	0.37	–	–	–	–	8.06
2010	(g)	7.32	–	0 .37	0.37	–	–	–	–	7.69
LARGECAP GROWTH FUND I
Class A shares
2013	(h)	10.52	(0.01)	0 .30	0.29	–	–	–	–	10 .81

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of		Ratio of Net
		Net Assets, End of	Expenses to		Investment Income
		Period (in	Average Net		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

12.35	%(d)	$314,646	1.21	%(e)	0 .49	%(e)	55.6	%(e)
10.29		294,477	1.27		(0 .12)		64.3
4.38		294,825	1.22		(0 .34)		64.8
20.45		323,663	1.35		(0 .65)		65.5
2.79		287,902	1.38	(f)	(0 .46)		86.5
(37.78)		321,555	1.21	(f)	(0 .02)		88.8

11.73	(d)	7,487	2.25 (e)	,(f)	(0.52	) (e)	55.6	(e)
9.16		8,495	2.25	(f)	(1 .09)		64.3
3.34		12,220	2.26	(f)	(1 .39)		64.8
19.07		18,486	2.42		(1 .73)		65.5
2.03		22,560	2.30	(f)	(1 .34)		86.5
(38.36)		31,802	2.13	(f)	(0 .91)		88.8

11.81	(d)	11,616	2.07	(e)	(0.38	) (e)	55.6	(e)
9.50		10,657	2.09		(0 .94)		64.3
3.41		10,769	2.03		(1 .15)		64.8
19.58		11,368	2.08		(1 .38)		65.5
2.17		9,067	2.13	(f)	(1 .21)		86.5
(38.32)		9,311	2.02	(f)	(0 .89)		88.8

12.61	(d)	9,136	0.83 (e)	,(f)	0 .55	(e)	55.6	(e)
10.72		1,482	0.83	(f)	0 .32		64.3
4.81		1,144	0.84	(f)	0 .06		64.8
5 .05	(d)	11	0 .84 (e)	,(f)	0 .07	(e)	65.5	(e)

2 .76	(d)	166	1 .25 (e)	,(f)	(0.81	) (e)	36.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	Period from March 1, 2013, date shares first offered, through April 30, 2013.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
2013	(c)	$10 .01	$0 .09	$1.30	$1.39	($0 .15)	$–	($0 .15)	$11.25	14.11	%(d)
2012		8.88	0.14	1 .12	1 .26	( 0 .13)	–	(0.13)	10.01	14.41
2011		8.35	0.12	0 .50	0 .62	( 0 .09)	–	(0.09)	8.88	7.46
2010		7.31	0.11	1 .03	1 .14	( 0 .10)	–	(0.10)	8.35	15.72
2009		6.85	0.11	0 .48	0 .59	( 0 .13)	–	(0.13)	7.31	9.03
2008		11.06	0.15	( 4 .10)	( 3 .95)	( 0 .14)	( 0 .12)	(0.26)	6.85	(36.55)
Class C shares
2013	(c)	9.89	0.05	1 .29	1 .34	( 0 .10)	–	(0.10)	11.13	13.64	(d)
2012		8.78	0.08	1 .11	1 .19	( 0 .08)	–	(0.08)	9.89	13.71
2011		8.26	0.06	0 .50	0 .56	( 0 .04)	–	(0.04)	8.78	6.74
2010		7.25	0.06	1 .03	1 .09	( 0 .08)	–	(0.08)	8.26	15.06
2009		6.81	0.08	0 .46	0 .54	( 0 .10)	–	(0.10)	7.25	8.11
2008		10.99	0.08	( 4 .07)	( 3 .99)	( 0 .07)	( 0 .12)	(0.19)	6.81	(36.92)
LARGECAP VALUE FUND
Class A shares
2013	(c)	10.89	0.12	1 .51	1 .63	( 0 .17)	–	(0.17)	12.35	15.21	(d)
2012		9.31	0.14	1 .52	1 .66	( 0 .08)	–	(0.08)	10.89	18.05
2011		8.80	0.09	0 .50	0 .59	( 0 .08)	–	(0.08)	9.31	6.65
2010		7.84	0.09	0 .99	1 .08	( 0 .12)	–	(0.12)	8.80	13.81
2009		7.93	0.14	( 0 .07)	0 .07	( 0 .16)	–	(0.16)	7.84	1.01
2008		13.53	0.19	( 4 .59)	( 4 .40)	( 0 .16)	( 1 .04)	(1.20)	7.93	(35.48)
Class B shares
2013	(c)	10.79	0.06	1 .52	1 .58	( 0 .02)	–	(0.02)	12.35	14.64	(d)
2012		9.23	0.04	1 .52	1 .56	–	–	–	10.79	16.90
2011		8.76	(0.02)	0 .49	0 .47	–	–	–	9.23	5.37
2010		7.80	(0.02)	0 .98	0 .96	–	–	–	8.76	12.35
2009		7.87	0.04	( 0 .07)	( 0 .03)	( 0 .04)	–	(0.04)	7.80	(0.37)
2008		13.42	0.09	( 4 .57)	( 4 .48)	( 0 .03)	( 1 .04)	(1.07)	7.87	(36.08)
Class C shares
2013	(c)	10.74	0.07	1 .50	1 .57	( 0 .11)	–	(0.11)	12.20	14.70	(d)
2012		9.18	0.07	1 .51	1 .58	( 0 .02)	–	(0.02)	10.74	17.25
2011		8.70	0.02	0 .49	0 .51	( 0 .03)	–	(0.03)	9.18	5.81
2010		7.76	0.03	0 .99	1 .02	( 0 .08)	–	(0.08)	8.70	13.14
2009		7.89	0.09	( 0 .08)	0 .01	( 0 .14)	–	(0.14)	7.76	0.28
2008		13.44	0.11	( 4 .55)	( 4 .44)	( 0 .07)	( 1 .04)	(1.11)	7.89	(35.81)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$183,042	0.56%(e),(f)		1.77	%(e)	1 .9	%(e)
164,163	0.65	(f)	1.49		3 .5
154,105	0.62	(f)	1.37		4 .3
154,529	0.70		1.35		8 .0
55,393	0.79		1.69		7 .6
53,542	0.65		1.57		8 .2

11,203	1 .30 (e)	,(f)	1 .01	(e)	1.9	(e)
9,111	1.30	(f)	0.84		3 .5
7,082	1.30	(f)	0.68		4 .3
5,898	1.30	(f)	0.75		8 .0
3,898	1.30	(f)	1.20		7 .6
2,428	1.30	(f)	0.92		8 .2

188,264	0 .92	(e)	2 .08	(e)	109 .7	(e)
167,425	0.99		1.39		117.4
155,664	0.97		0.92		130.9
159,592	1.03		1.05		192.9
152,407	1.11		1.91		170.2
171,897	0.97		1.78		132.1

2,137	2 .00 (e)	,(f)	1 .05	(e)	109.7	(e)
2,403	2.00	(f)	0.37		117.4
3,916	2.14	(f)	(0 .25)		130.9
6,025	2.38		(0 .28)		192.9
7,575	2.42		0.62		170.2
9,598	1.96		0.80		132.1

3,842	1 .70 (e)	,(f)	1 .24	(e)	109.7	(e)
2,130	1.70	(f)	0.68		117.4
1,858	1.70	(f)	0.19		130.9
1,581	1.70	(f)	0.36		192.9
1,300	1.70	(f)	1.31		170.2
1,130	1.70	(f)	1.02		132.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
MIDCAP FUND(c)
Class A shares
2013	(d)	$15.46	$0.03	$2.56	$2.59	($0 .14)	($0.23)	($0.37)	$17.68	17.07	%(e)
2012		14.05	0.05	2 .20	2 .25	( 0 .03)	(0.81)	(0.84)	15 .46	17.19
2011		13.03	0.01	1 .64	1 .65	( 0 .14)	(0.49)	(0.63)	14 .05	13.03
2010		10.45	0.09	2 .53	2 .62	( 0 .04)	–	(0.04)	13 .03	25.12
2009		9.54	–	1.43	1.43	–	(0.52)	(0.52)	10 .45	16.52
2008		15.97	(0.01)	( 4 .94)	( 4 .95)	–	(1.48)	(1.48)	9 .54	(33.98)
Class B shares
2013	(d)	14.91	(0.05)	2 .47	2 .42	–	(0.23)	(0.23)	17 .10	16.46	(e)
2012		13.68	(0.09)	2 .13	2 .04	–	(0.81)	(0.81)	14 .91	16.06
2011		12.69	(0.11)	1 .59	1 .48	–	(0.49)	(0.49)	13 .68	11.95
2010		10.24	(0.03)	2 .48	2 .45	–	–	–	12 .69	23.93
2009		9.46	(0.09)	1 .39	1 .30	–	(0.52)	(0.52)	10 .24	15.21
2008		15.92	(0.06)	( 4 .92)	( 4 .98)	–	(1.48)	(1.48)	9 .46	(34.31)
Class C shares
2013	(d)	14.78	(0.03)	2 .46	2 .43	( 0 .09)	(0.23)	(0.32)	16 .89	16.74	(e)
2012		13.54	(0.05)	2 .10	2 .05	–	(0.81)	(0.81)	14 .78	16.31
2011		12.62	(0.10)	1 .59	1 .49	( 0 .08)	(0.49)	(0.57)	13 .54	12.13
2010		10.18	–	2 .46	2 .46	( 0 .02)	–	(0.02)	12 .62	24.22
2009		9.38	(0.07)	1 .39	1 .32	–	(0.52)	(0.52)	10 .18	15.57
2008		15.86	(0.12)	( 4 .88)	( 5 .00)	–	(1.48)	(1.48)	9 .38	(34.58)
Class P shares
2013	(d)	15.63	0.06	2 .58	2 .64	( 0 .17)	(0.23)	(0.40)	17 .87	17.30	(e)
2012		14.20	0.10	2 .22	2 .32	( 0 .08)	(0.81)	(0.89)	15 .63	17.60
2011		13.18	0.04	1 .66	1 .70	( 0 .19)	(0.49)	(0.68)	14 .20	13.32
2010	(h)	12.58	0.01	0 .59	0 .60	–	–	–	13 .18	4 .77	(e)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
	Expenses to		Investment Income
Net Assets, End of	Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$1,627,353	1.01	%(f)	0.41	%(f)	15.6	%(f)
1,121,880	1.08	(g)	0.37		21.1
668,066	1.08	(g)	0.11		33.2
542,687	1.14	(g)	0.80		26.7
435,797	1.23	(g)	0.02		12.9
362,130	1.06	(g)	(0 .05)		26.8

17,207	2 .09 (f)	,(g)	(0 .61	) (f)	15.6	(f)
19,533	2.09	(g)	(0 .66)		21.1
28,212	2.05	(g)	(0 .85)		33.2
37,441	2.13	(g)	(0 .25)		26.7
42,993	2.27	(g)	(1 .01)		12.9
35,769	1.50	(g)	(0 .48)		26.8

258,583	1.72 (f)	,(g)	(0.36	) (f)	15.6	(f)
127,165	1.82	(g)	(0 .35)		21.1
37,997	1.88	(g)	(0 .72)		33.2
21,342	1.95	(g)	0.04		26.7
10,048	1.95	(g)	(0 .73)		12.9
3,639	1.95	(g)	(0 .94)		26.8

796,440	0.72 (f)	,(g)	0.69	(f)	15.6	(f)
515,469	0.79	(g)	0.68		21.1
50,375	0.80	(g)	0.29		33.2
91	0 .86 (f)	,(g)	0 .77	(f)	26.7	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset			Net Assets, End of
		Beginning Income Gain (Loss) on Investment Investment					and	Value, End			Period (in
		of Period (Loss)(a) Investments Operations				Income Distributions of Period Total Return(b)					thousands)
MONEY MARKET FUND
Class A shares
2013	(c)	$1 .00	$–	$–	$–	$–	$–	$1.00	0.00	%(d)	$438,605
2012		1.00	–	–	–	–	–	1.00	0.00		458,037
2011		1.00	–	–	–	–	–	1.00	0.00		516,229
2010		1.00	–	–	–	–	–	1.00	0.00		505,252
2009		1.00	0.01	( 0 .01)	–	–	–	1.00	0.47		637,007
2008		1.00	0.03	–	0 .03	(0.03)	(0.03)	1.00	3.02		775,670
Class B shares
2013	(c)	1.00	–	–	–	–	–	1.00	0.00	(d)	8,572
2012		1.00	–	–	–	–	–	1.00	0.00		12,264
2011		1.00	–	–	–	–	–	1.00	0.00		23,065
2010		1.00	–	–	–	–	–	1.00	0.00		36,068
2009		1.00	–	–	–	–	–	1.00	0.16		66,726
2008		1.00	0.02	–	0 .02	(0.02)	(0.02)	1.00	2.03		87,353
Class C shares
2013	(c)	1.00	–	–	–	–	–	1.00	0.00	(d)	14,532
2012		1.00	–	–	–	–	–	1.00	0.00		17,320
2011		1.00	–	–	–	–	–	1.00	0.00		27,556
2010		1.00	–	–	–	–	–	1.00	0.00		20,638
2009		1.00	–	–	–	–	–	1.00	0.21		30,747
2008		1.00	0.02	–	0 .02	(0.02)	(0.02)	1.00	2.08		42,966

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Ratio of				Ratio of Net
Expenses to		Ratio of Gross		Investment Income
Average Net		Expenses to Average		to Average Net
Assets		Net Assets		Assets

0.23	%(e)	0.56%(e),(f)		0.00	%(e)
0.29		0.58	(f)	0.00
0.28		0.54	(f)	0.00
0.35		0.54	(f)	0.00
0.55		0.58	(f)	0.51
0.50	(g)	–		3.19

0 .23	(e)	1 .89 (e)	,(h)	0 .00	(e)
0.29		1.75	(h)	0.00
0.29		1.61	(h)	0.00
0.35		1.63	(h)	0.00
0.89		1.62	(h)	0.17
1.50	(g)	–		1.87

0 .23	(e)	1 .72 (e)	,(h)	0 .00	(e)
0.29		1.68	(h)	0.00
0.28		1.50	(h)	0.00
0.35		1.68	(h)	0.00
0.83		1.63	(h)	0.23
1.44	(g)	–		1.84

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of Period Total Return(b)
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2013	(c)	$41 .72	$0 .32	$5.90	$6.22	($0 .53)	($0 .49)	($1 .02)	$46.92	15.18	%(d)
2012		38.14	0.37	3 .99	4.36	( 0 .30)	( 0 .48)	(0.78)	41 .72	11.73
2011		37.16	0.30	2 .19	2.49	( 0 .40)	( 1 .11)	(1.51)	38 .14	6 .73
2010		32.55	0.50	4 .50	5.00	( 0 .17)	( 0 .22)	(0.39)	37 .16	15.46
2009		30.71	0.18	3 .34	3.52	( 0 .16)	( 1 .52)	(1.68)	32 .55	12.58
2008		49.35	0.23	(15.43)	(15.20)	( 0 .23)	( 3 .21)	(3.44)	30 .71	(32 .95)
Class B shares
2013	(c)	35.08	0.09	4 .96	5.05	( 0 .10)	( 0 .49)	(0.59)	39 .54	14.58	(d)
2012		32.21	(0.02)	3 .37	3.35	–	( 0 .48)	(0.48)	35 .08	10.63
2011		31.55	(0.05)	1 .86	1.81	( 0 .04)	( 1 .11)	(1.15)	32 .21	5 .73
2010		27.81	0.10	3 .86	3.96	–	( 0 .22)	(0.22)	31 .55	14.31
2009		26.58	(0.10)	2 .85	2.75	–	( 1 .52)	(1.52)	27 .81	11.42
2008		43.33	(0.14)	(13.40)	(13.54)	–	( 3 .21)	(3.21)	26 .58	(33 .59)
Class C shares
2013	(c)	35.19	0.11	4 .97	5.08	( 0 .27)	( 0 .49)	(0.76)	39 .51	14.68	(d)
2012		32.29	0.02	3 .40	3.42	( 0 .04)	( 0 .48)	(0.52)	35 .19	10.83
2011		31.73	(0.03)	1 .86	1.83	( 0 .16)	( 1 .11)	(1.27)	32 .29	5 .77
2010		27.94	0.16	3 .85	4.01	–	( 0 .22)	(0.22)	31 .73	14.42
2009		26.71	(0.11)	2 .86	2.75	–	( 1 .52)	(1.52)	27 .94	11.36
2008		43.53	(0.14)	(13.47)	(13.61)	–	( 3 .21)	(3.21)	26 .71	(33 .60)
Class P shares
2013	(c)	42.23	0.38	5 .95	6.33	( 0 .66)	( 0 .49)	(1.15)	47 .41	15.31	(d)
2012		38.56	0.48	4 .05	4.53	( 0 .38)	( 0 .48)	(0.86)	42 .23	12.07
2011		37.62	0.38	2 .22	2.60	( 0 .55)	( 1 .11)	(1.66)	38 .56	6 .95
2010	(g)	35.97	0.02	1 .63	1.65	–	–	–	37 .62	4 .59	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$661,485	0.93	%(e)	1.48	%(e)	7.9	%(e)
591,255	0.97		0.92		8.2
578,850	0.94		0.77		12.7
409,697	1.04		1.43		15.3
375,874	1.07		0.65		23.8
390,075	0.93		0.57		9.7

34,131	1.99 (e)	,(f)	0 .47	(e)	7.9	(e)
38,701	1.98	(f)	(0 .07)		8.2
55,781	1.88	(f)	(0 .15)		12.7
62,508	2.07		0.34		15.3
80,421	2.12		(0 .39)		23.8
92,828	1.88		(0 .41)		9.7

28,331	1.77 (e)	,(f)	0 .62	(e)	7.9	(e)
24,958	1.82	(f)	0.06		8.2
23,009	1.82	(f)	(0 .10)		12.7
19,689	1.96		0.52		15.3
15,610	2.15		(0 .46)		23.8
12,632	1.87		(0 .40)		9.7

17,055	0.68 (e)	,(f)	1 .72	(e)	7.9	(e)
14,471	0.68	(f)	1.18		8.2
9,214	0.71	(f)	0.99		12.7
10	0.75 (e)	,(f)	0 .59	(e)	15.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
REAL ESTATE SECURITIES FUND
Class A shares
2013	(c)	$19 .54	$0 .19	$3.29	$3.48	($0 .10)	$–	($0 .10)	$22.92	17.88	%(d)
2012		17.40	0.19	2 .08	2 .27	( 0 .13)	–	(0.13)	19.54	13.07
2011		15.83	0.05	1 .65	1 .70	( 0 .13)	–	(0.13)	17.40	10.81
2010		11.62	0.22	4 .23	4 .45	( 0 .24)	–	(0.24)	15.83	38.59
2009		11.83	0.28	( 0 .21)	0 .07	( 0 .28)	–	(0.28)	11.62	1.30
2008		24.97	0.27	( 7 .39)	( 7 .12)	( 0 .29)	( 5 .73)	(6.02)	11.83	(36.02)
Class B shares
2013	(c)	19.31	0.09	3 .27	3 .36	( 0 .01)	–	(0.01)	22.66	17.38	(d)
2012		17.23	0.04	2 .04	2 .08	–	–	–	19.31	12.07
2011		15.72	(0.09)	1 .65	1 .56	( 0 .05)	–	(0.05)	17.23	9.94
2010		11.53	0.12	4 .19	4 .31	( 0 .12)	–	(0.12)	15.72	37.56
2009		11.74	0.21	( 0 .22)	( 0 .01)	( 0 .20)	–	(0.20)	11.53	0.46
2008		24.83	0.13	( 7 .32)	( 7 .19)	( 0 .17)	( 5 .73)	(5.90)	11.74	(36.50)
Class C shares
2013	(c)	19.33	0.11	3 .26	3 .37	( 0 .03)	–	(0.03)	22.67	17.43	(d)
2012		17.24	0.03	2 .06	2 .09	–	–	–	19.33	12.12
2011		15.74	(0.09)	1 .64	1 .55	( 0 .05)	–	(0.05)	17.24	9.90
2010		11.56	0.10	4 .23	4 .33	( 0 .15)	–	(0.15)	15.74	37.66
2009		11.77	0.21	( 0 .20)	0 .01	( 0 .22)	–	(0.22)	11.56	0.62
2008		24.89	0.15	( 7 .36)	( 7 .21)	( 0 .18)	( 5 .73)	(5.91)	11.77	(36.48)
Class P shares
2013	(c)	19.53	0.22	3 .31	3 .53	( 0 .14)	–	(0.14)	22.92	18.12	(d)
2012		17.40	0.25	2 .07	2 .32	( 0 .19)	–	(0.19)	19.53	13.38
2011		15.83	0.07	1 .70	1 .77	( 0 .20)	–	(0.20)	17.40	11.28
2010	(g)	15.38	0.02	0 .49	0 .51	( 0 .06)	–	(0.06)	15.83	3.34	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$173,740	1.32%(e),(f)		1.81	%(e)	42.1	%(e)
157,471	1.36	(f)	0.98		44.6
121,955	1.37	(f)	0.28		29.3
107,672	1.39	(f)	1.53		52.2
63,894	1.28	(f)	2.88		57.3
64,787	1.28	(f)	1.62		47.2

5,201	2.20 (e)	,(f)	0 .90	(e)	42.1	(e)
5,862	2.20	(f)	0.19		44.6
8,942	2.20	(f)	(0 .53)		29.3
11,944	2.16	(f)	0.85		52.2
11,502	2.08	(f)	2.18		57.3
14,551	2.08	(f)	0.81		47.2

28,241	2.12 (e)	,(f)	1 .05	(e)	42.1	(e)
21,622	2.20	(f)	0.14		44.6
17,554	2.17	(f)	(0 .54)		29.3
12,850	2.15	(f)	0.70		52.2
5,172	1.98	(f)	2.15		57.3
4,382	1.98	(f)	0.93		47.2

34,826	1.03 (e)	,(f)	2 .17	(e)	42.1	(e)
22,975	1.03	(f)	1.31		44.6
18,080	1.03	(f)	0.44		29.3
10	1.03 (e)	,(f)	1 .37	(e)	52.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
SHORT-TERM INCOME FUND
Class A shares
2013	(c)	$12 .28	$0 .09	$0.03	$0.12	($0 .08)	$–	($0 .08)	$12.32	1.02	%(d)
2012		11.97	0.22	0 .30	0 .52	( 0 .21)	–	(0.21)	12.28	4.38
2011		12.17	0.27	( 0 .18)	0 .09	( 0 .29)	–	(0.29)	11.97	0.76
2010		11.84	0.33	0 .33	0 .66	( 0 .33)	–	(0.33)	12.17	5.64
2009		11.16	0.41	0 .69	1 .10	( 0 .42)	–	(0.42)	11.84	10.06
2008		11.59	0.43	( 0 .43)	–	( 0 .43)	–	(0.43)	11.16	(0.06)
Class C shares
2013	(c)	12.29	0.04	0 .04	0 .08	( 0 .04)	–	(0.04)	12.33	0.62	(d)
2012		11.97	0.12	0 .31	0 .43	( 0 .11)	–	(0.11)	12.29	3.62
2011		12.18	0.17	( 0 .19)	( 0 .02)	( 0 .19)	–	(0.19)	11.97	(0.15)
2010		11.85	0.23	0 .32	0 .55	( 0 .22)	–	(0.22)	12.18	4.72
2009		11.17	0.30	0 .71	1 .01	( 0 .33)	–	(0.33)	11.85	9.18
2008		11.60	0.34	( 0 .42)	( 0 .08)	( 0 .35)	–	(0.35)	11.17	(0.78)
Class P shares
2013	(c)	12.28	0.10	0 .04	0 .14	( 0 .10)	–	(0.10)	12.32	1.12	(d)
2012		11.96	0.24	0 .31	0 .55	( 0 .23)	–	(0.23)	12.28	4.64
2011		12.16	0.27	( 0 .16)	0 .11	( 0 .31)	–	(0.31)	11.96	0.88
2010	(h)	12.13	0.03	0 .03	0 .06	( 0 .03)	–	(0.03)	12.16	0.45	(d)
SMALLCAP BLEND FUND
Class A shares
2013	(c)	15.50	0.06	2 .70	2 .76	( 0 .05)	(0.09)	(0.14)	18.12	17.92	(d)
2012		13.76	0.01	1 .73	1 .74	–	–	–	15.50	12.65
2011		12.99	(0.07)	0 .84	0 .77	–	–	–	13.76	5.93
2010		10.47	(0.04)	2 .56	2 .52	–	–	–	12.99	24.07
2009		10.36	–	0.11	0.11	–	–	–	10.47	1.06
2008		17.95	(0.02)	( 6 .14)	( 6 .16)	–	(1.43)	(1.43)	10.36	(36.97)
Class B shares
2013	(c)	14.41	(0.01)	2 .51	2 .50	–	(0.09)	(0.09)	16.82	17.44	(d)
2012		12.91	(0.13)	1 .63	1 .50	–	–	–	14.41	11.62
2011		12.31	(0.20)	0 .80	0 .60	–	–	–	12.91	4.87
2010		10.04	(0.18)	2 .45	2 .27	–	–	–	12.31	22.61
2009		10.05	(0.10)	0 .09	( 0 .01)	–	–	–	10.04	(0.10)
2008		17.60	(0.13)	( 5 .99)	( 6 .12)	–	(1.43)	(1.43)	10.05	(37.52)
Class C shares
2013	(c)	14.89	–	2.59	2.59	–	(0.09)	(0.09)	17.39	17.49	(d)
2012		13.31	(0.09)	1 .67	1 .58	–	–	–	14.89	11.87
2011		12.67	(0.18)	0 .82	0 .64	–	–	–	13.31	5.05
2010		10.27	(0.12)	2 .52	2 .40	–	–	–	12.67	23.37
2009		10.22	(0.05)	0 .10	0 .05	–	–	–	10.27	0.49
2008		17.85	(0.12)	( 6 .08)	( 6 .20)	–	(1.43)	(1.43)	10.22	(37.44)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$391,223	0.74	%(e)	1.41	%(e)	50.9	%(e)
359,554	0.77	(f)	1.81		47.9
320,548	0.76	(f)	2.27		43.6
330,516	0.76		2.75		54.7	(g)
135,394	0.83		3.54		40.8
36,725	0.95		3.67		64.5

102,687	1.55 (e)	,(f)	0.60	(e)	50.9	(e)
99,524	1.58	(f)	1.01		47.9
90,899	1.59	(f)	1.44		43.6
89,598	1.64		1.89		54.7	(g)
42,128	1.67		2.58		40.8
4,892	1.67		2.95		64.5

52,106	0 .55 (e)	,(f)	1 .60	(e)	50.9	(e)
41,798	0.61	(f)	1.95		47.9
28,420	0.63	(f)	2.26		43.6
105	0 .66 (e)	,(f)	2 .51	(e)	54.7 (e)	,(g)

149,244	1.34 (e)	,(f)	0.78	(e)	102.9	(e)
130,282	1.37	(f)	0.08		90.2
74,604	1.40	(f)	(0 .50)		76.1
73,302	1.51	(f)	(0 .32)		65.2
61,823	1.65		(0 .01)		89.5
66,286	1.46		(0 .11)		55.6

3,697	2 .29 (e)	,(f)	(0 .18	) (e)	102.9	(e)
4,378	2.31	(f)	(0 .92)		90.2
3,740	2.38	(f)	(1 .48)		76.1
5,809	2.74	(f)	(1 .55)		65.2
7,037	2.78		(1 .15)		89.5
10,021	2.33		(0 .97)		55.6

9,334	2 .08 (e)	,(f)	0 .05	(e)	102.9	(e)
7,790	2.09	(f)	(0 .59)		90.2
2,342	2.20	(f)	(1 .32)		76.1
1,546	2.20	(f)	(1 .01)		65.2
940	2.20	(f)	(0 .56)		89.5
836	2.20	(f)	(0 .85)		55.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $13,017,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Fund.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment and Unrealized Total From			from Net	Dividends	Net Asset			Net Assets, End
		Beginning	Income Gain (Loss) on Investment Investment				and	Value, End			of Period (in
		of Period (Loss)(a)		Investments Operations		Income	Distributions of Period Total Return(b)				thousands)
TAX-EXEMPT BOND FUND
Class A shares
2013	(c)	$7 .59	$0 .15	$0.04	$0.19	($0 .15)	($0 .15)	$7.63	2 .51	%(d)	$255,818
2012		7.10	0.30	0 .49	0 .79	( 0 .30)	( 0 .30)	7.59	11.27		252,046
2011		7.24	0.33	(0.14)	0 .19	( 0 .33)	( 0 .33)	7.10	2.83		221,693
2010		6.98	0.35	0 .24	0 .59	( 0 .33)	( 0 .33)	7.24	8.66		249,952
2009		6.31	0.35	0 .66	1 .01	( 0 .34)	( 0 .34)	6.98	16.51		244,298
2008		7.41	0.34	(1.10)	( 0 .76)	( 0 .34)	( 0 .34)	6.31	(10.57)		220,771
Class B shares
2013	(c)	7.58	0.12	0 .04	0 .16	( 0 .12)	( 0 .12)	7.62	2.09	(d)	1,607
2012		7.10	0.24	0 .48	0 .72	( 0 .24)	( 0 .24)	7.58	10.22		2,052
2011		7.24	0.28	(0.15)	0 .13	( 0 .27)	( 0 .27)	7.10	2.04		2,851
2010		6.98	0.29	0 .25	0 .54	( 0 .28)	( 0 .28)	7.24	7.83		5,877
2009		6.31	0.31	0 .66	0 .97	( 0 .30)	( 0 .30)	6.98	15.71		9,561
2008		7.41	0.32	(1.10)	( 0 .78)	( 0 .32)	( 0 .32)	6.31	(10.94)		11,837
Class C shares
2013	(c)	7.60	0.12	0 .04	0 .16	( 0 .12)	( 0 .12)	7.64	2.08	(d)	11,098
2012		7.12	0.24	0 .48	0 .72	( 0 .24)	( 0 .24)	7.60	10.19		11,127
2011		7.25	0.27	(0.13)	0 .14	( 0 .27)	( 0 .27)	7.12	2.17		6,973
2010		6.99	0.29	0 .25	0 .54	( 0 .28)	( 0 .28)	7.25	7.81		8,206
2009		6.31	0.29	0 .68	0 .97	( 0 .29)	( 0 .29)	6.99	15.68		6,728
2008		7.42	0.28	(1.11)	( 0 .83)	( 0 .28)	( 0 .28)	6.31	(11.52)		3,672

See accompanying notes.

						FINANCIAL HIGHLIGHTS (Continued)
						PRINCIPAL FUNDS, INC. (unaudited)

Ratio of		Ratio of Expenses to				Ratio of Net
Expenses to		Average Net Assets		Ratio of Gross		Investment Income
Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate

0.80	%(e)	0.77%(e),(f)		0.80%(e),(g)		4.01	%(e)	48.2	%(e)
0.81		0.78	(f)	0.81	(g)	4 .11		24.1
0.86		0.82	(f)	0.86	(g)	4 .72		24.2
0.89		0.82	(f)	0.90	(h)	4 .86		31.1
0.87		0.79	(f)	0.92	(h)	5 .32		75.8
1.00		0.76	(f)	1.07	(h)	4 .85		65.3

1 .63	(e)	1 .60 (e)	,(f)	2.85 (e)	,(g)	3 .18	(e)	48.2	(e)
1.63		1.60	(f)	2.42	(g)	3 .31		24.1
1.64		1.60	(f)	2.22	(g)	3 .99		24.2
1.69		1.62	(f)	2.02	(h)	4 .09		31.1
1.55		1.47	(f)	1.90	(h)	4 .65		75.8
1.39		1.15	(f)	1.96	(h)	4 .44		65.3

1 .63	(e)	1 .60 (e)	,(f)	1.76 (e)	,(g)	3 .18	(e)	48.2	(e)
1.63		1.60	(f)	1.78	(g)	3 .28		24.1
1.64		1.60	(f)	1.95	(g)	3 .95		24.2
1.69		1.62	(f)	1.95	(h)	4 .06		31.1
1.73		1.65	(f)	2.17	(h)	4 .42		75.8
1.89		1.65	(f)	2.50	(h)	3 .99		65.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Excludes expense reimbursement from Manager.
(h)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account Value	Ending	November 1, Account Value			Ending	November 1,		Annualized
	November 1,	Account Value	2012 to April		November 1,	Account Value	2012 to April		Expense
	2012	April 30, 2013	30, 2013	(a)	2012	April 30, 2013	30, 2013	(a)	Ratio
Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,016.08	$4.70		$1,000.00	$1,020.13	$4.71		0.94%
Class B	1,000.00	1,012.73	7.98		1,000.00	1,016.86	8.00		1.60
Class C	1,000.00	1,012.02	8.73		1,000.00	1,016.12	8.75		1.75

California Municipal Fund
Class A	1,000.00	1,029.18	4.03		1,000.00	1,020.83	4.01		0.80
Class B	1,000.00	1,023.82	9.33		1,000.00	1,015.57	9.30		1.86
Class C	1,000.00	1,024.32	8.78		1,000.00	1,016.12	8.75		1.75

California Municipal Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,029.20	3.82		1,000.00	1,020.95	3.85		0.76
Class B	1,000.00	1,023.80	9.13		1,000.00	1,015.58	9.21		1.82
Class C	1,000.00	1,024.30	8.58		1,000.00	1,016.14	8.66		1.71

Diversified International Fund
Class A	1,000.00	1,142.62	7.44		1,000.00	1,017.85	7.00		1.40
Class B	1,000.00	1,137.70	13.09		1,000.00	1,012.55	12.33		2.47
Class C	1,000.00	1,140.24	11.04		1,000.00	1,014.48	10.39		2.08
Class P	1,000.00	1,145.11	5.53		1,000.00	1,019.64	5.21		1.04

Equity Income Fund
Class A	1,000.00	1,145.48	4.95		1,000.00	1,020.18	4.66		0.93
Class B	1,000.00	1,140.23	9.92		1,000.00	1,015.52	9.35		1.87
Class C	1,000.00	1,141.35	8.81		1,000.00	1,016.56	8.30		1.66
Class P	1,000.00	1,147.57	3.35		1,000.00	1,021.67	3.16		0.63

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account Value	Ending	November 1, Account Value			Ending	November 1,		Annualized
	November 1,	Account Value	2012 to April		November 1,	Account Value	2012 to April		Expense
	2012	April 30, 2013	30, 2013	(a)	2012	April 30, 2013	30, 2013	(a)	Ratio
Global Diversified Income Fund
Class A	$1,000.00	$1,070.99	$6.01		$1,000.00	$1,018.99	$5.86		1.17%
Class C	1,000.00	1,066.76	9.89		1,000.00	1,015.22	9.64		1.93
Class P	1,000.00	1,071.78	4.73		1,000.00	1,020.23	4.61		0.92

Global Diversified Income Fund (Excluding Dividends
and Interest Expense on Shorts and Short Sale Fees)
Class A	1,000.00	1,071.00	5.49		1,000.00	1,019.38	5.42		1.07
Class C	1,000.00	1,066.80	9.38		1,000.00	1,015.53	9.26		1.83
Class P	1,000.00	1,071.80	4.21		1,000.00	1,020.64	4.15		0.82

Global Real Estate Securities Fund
Class A	1,000.00	1,190.77	7.12		1,000.00	1,018.30	6.56		1.31
Class C	1,000.00	1,186.84	11.93		1,000.00	1,013.88	10.99		2.20
Class P	1,000.00	1,193.31	5.87		1,000.00	1,019.44	5.41		1.08

Government & High Quality Bond Fund
Class A	1,000.00	1,010.12	3.89		1,000.00	1,020.93	3.91		0.78
Class B	1,000.00	1,005.81	8.21		1,000.00	1,016.61	8.25		1.65
Class C	1,000.00	1,006.04	7.96		1,000.00	1,016.86	8.00		1.60
Class P	1,000.00	1,011.50	3.39		1,000.00	1,021.42	3.41		0.68

High Yield Fund
Class A	1,000.00	1,074.89	4.63		1,000.00	1,020.33	4.51		0.90
Class B	1,000.00	1,070.07	8.93		1,000.00	1,016.17	8.70		1.74
Class C	1,000.00	1,070.48	8.32		1,000.00	1,016.76	8.10		1.62
Class P	1,000.00	1,076.22	3.35		1,000.00	1,021.57	3.26		0.65

High Yield Fund I
Class A	1,000.00	1,030.98	1.75	(b)	1,000.00	1,019.59	5.26		1.05

Income Fund
Class A	1,000.00	1,024.08	4.37		1,000.00	1,020.48	4.36		0.87
Class B	1,000.00	1,019.93	9.37		1,000.00	1,015.52	9.35		1.87
Class C	1,000.00	1,020.08	8.16		1,000.00	1,016.71	8.15		1.63
Class P	1,000.00	1,025.03	3.36		1,000.00	1,021.47	3.36		0.67

Inflation Protection Fund
Class A	1,000.00	1,000.38	4.36		1,000.00	1,020.43	4.41		0.88
Class C	1,000.00	996.72	8.17		1,000.00	1,016.61	8.25		1.65

International Emerging Markets Fund
Class A	1,000.00	1,064.68	9.11		1,000.00	1,015.97	8.90		1.78
Class B	1,000.00	1,059.43	14.20		1,000.00	1,011.01	13.86		2.78
Class C	1,000.00	1,059.52	14.04		1,000.00	1,011.16	13.71		2.75
Class P	1,000.00	1,067.36	7.02		1,000.00	1,018.00	6.85		1.37

LargeCap Growth Fund
Class A	1,000.00	1,123.45	6.37		1,000.00	1,018.79	6.06		1.21
Class B	1,000.00	1,117.28	11.81		1,000.00	1,013.64	11.23		2.25
Class C	1,000.00	1,118.07	10.87		1,000.00	1,014.53	10.34		2.07
Class P	1,000.00	1,126.06	4.38		1,000.00	1,020.68	4.16		0.83

LargeCap Growth Fund I
Class A	1,000.00	1,027.57	2.08	(b)	1,000.00	1,018.60	6.26		1.25

LargeCap S&P 500 Index Fund
Class A	1,000.00	1,141.15	2.97		1,000.00	1,022.02	2.81		0.56
Class C	1,000.00	1,136.41	6.89		1,000.00	1,018.35	6.51		1.30

LargeCap Value Fund
Class A	1,000.00	1,152.10	4.91		1,000.00	1,020.23	4.61		0.92
Class B	1,000.00	1,146.42	10.64		1,000.00	1,014.88	9.99		2.00
Class C	1,000.00	1,147.05	9.05		1,000.00	1,016.36	8.50		1.70

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account Value	Ending	November 1, Account Value			Ending	November 1,		Annualized
	November 1,	Account Value	2012 to April		November 1,	Account Value	2012 to April		Expense
	2012	April 30, 2013	30, 2013	(a)	2012	April 30, 2013	30, 2013	(a)	Ratio
MidCap Fund
Class A	$1,000.00	$1,170.74	$5.44		$1,000.00	$1,019.79	$5.06		1.01%
Class B	1,000.00	1,164.56	11.22		1,000.00	1,014.43	10.44		2.09
Class C	1,000.00	1,167.35	9.24		1,000.00	1,016.27	8.60		1.72
Class P	1,000.00	1,172.99	3.88		1,000.00	1,021.22	3.61		0.72

Money Market Fund
Class A	1,000.00	1,000.00	1.14		1,000.00	1,023.65	1.15		0.23
Class B	1,000.00	1,000.00	1.14		1,000.00	1,023.65	1.15		0.23
Class C	1,000.00	1,000.00	1.14		1,000.00	1,023.65	1.15		0.23

Principal Capital Appreciation Fund
Class A	1,000.00	1,151.83	4.96		1,000.00	1,020.18	4.66		0.93
Class B	1,000.00	1,145.76	10.59		1,000.00	1,014.93	9.94		1.99
Class C	1,000.00	1,146.79	9.42		1,000.00	1,016.02	8.85		1.77
Class P	1,000.00	1,153.06	3.63		1,000.00	1,021.42	3.41		0.68

Real Estate Securities Fund
Class A	1,000.00	1,178.78	7.13		1,000.00	1,018.25	6.61		1.32
Class B	1,000.00	1,173.84	11.86		1,000.00	1,013.88	10.99		2.20
Class C	1,000.00	1,174.30	11.43		1,000.00	1,014.28	10.59		2.12
Class P	1,000.00	1,181.22	5.57		1,000.00	1,019.69	5.16		1.03

Short-Term Income Fund
Class A	1,000.00	1,010.21	3.69		1,000.00	1,021.12	3.71		0.74
Class C	1,000.00	1,006.15	7.71		1,000.00	1,017.11	7.75		1.55
Class P	1,000.00	1,011.17	2.74		1,000.00	1,022.07	2.76		0.55

SmallCap Blend Fund
Class A	1,000.00	1,179.15	7.24		1,000.00	1,018.15	6.71		1.34
Class B	1,000.00	1,174.36	12.35		1,000.00	1,013.44	11.43		2.29
Class C	1,000.00	1,174.86	11.22		1,000.00	1,014.48	10.39		2.08

Tax-Exempt Bond Fund
Class A	1,000.00	1,025.11	4.02		1,000.00	1,020.83	4.01		0.80
Class B	1,000.00	1,020.93	8.17		1,000.00	1,016.71	8.15		1.63
Class C	1,000.00	1,020.85	8.17		1,000.00	1,016.71	8.15		1.63

Tax-Exempt Bond Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,025.10	3.87		1,000.00	1,020.90	3.90		0.77
Class B	1,000.00	1,020.90	8.02		1,000.00	1,016.69	8.10		1.60
Class C	1,000.00	1,020.80	8.02		1,000.00	1,016.69	8.10		1.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 1, 2013 to April 30, 2013), multiplied by 60/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	100	None
Director, Executive Vice President	Funds Distributor, Inc. (“PFD”)
Member, Executive Committee	Vice President/Mutual Funds and
1961	Broker Dealer, Principal Life
Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	100	None
Director, President, CEO, and	Director, Finisterre since 2011
Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2013, and the Statement of Additional Information dated March 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2060 Fund; (2) an amended management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal LifeTime 2060 Fund; (3) an amended and restated subadvisory agreement with Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund; and (4) an amended and restated sub-subadvisory agreement between the Manager, Schroder Investment Management North America Inc. (“SIMNA”) and its affiliate, Schroder Investment Management North America Limited (“SIMNA Limited”).

Advisory Agreements for the Principal LifeTime 2060 Fund

On September 11, 2012, the Board considered approval of advisory agreements related to the newly established Principal LifeTime 2060 Fund of PFI (the “Fund”). The Board considered the approval of (1) an amended management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

The Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI and has demonstrated a commitment to support PFI. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreement for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the PFI funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement is satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, the investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PFI funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended PGI based upon that program.

Investment Performance. As the Fund is a newly created series, the Board did not review the performance of the Fund since no track record was available. However, the Board reviewed the historical one-year, three-year, five-year and ten-year performance rankings as of June 30, 2012 of the existing PFI LifeTime funds managed by PGI using the same investment process as will be used for the Fund, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of PGI was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that, although the Fund’s proposed management fee schedule does not contain breakpoints, the Fund has a relatively low basis point fee for all Fund assets.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board noted that, although the proposed sub-advisory fee schedule does not include breakpoints, the fee schedule has a relatively low basis point fee for all Fund assets.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the Fund’s anticipated expense ratio and considered that the Manager proposed to cap the total expense ratios for the classes of the Fund at certain levels through February 28, 2014. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and PGI. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Tortoise Sub-advisory Agreement

On December 11, 2012, the Board considered for approval an amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Tortoise related to the Global Diversified Income Fund in connection with a proposal to reduce Tortoise’s fee.

The Board reviewed materials received from the Manager regarding the proposed sub-advisory fee reduction. The Board considered the Manager’s representation that the sub-advisory fee reduction would not reduce the quality or quantity of the services provided by Tortoise to the Fund and that Tortoise’s obligations under the Sub-advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-advisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by Tortoise under the Sub-advisory Agreement and had concluded, based on the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

SIMNA and SIMNA Limited Sub-Subadvisory Agreement

On March 11, 2012, the Board considered for approval an amended and restated sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between the Manager, SIMNA and its affiliate, SIMNA Limited, related to the International Fund I in connection with the proposed subadvisory fee reallocation between SIMNA and SIMNA Limited.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reallocation. The Board considered the Manager’s representation that the subadvisory fee reallocation would not reduce the quality or quantity of the services provided by SIMNA and SIMNA Limited to the Fund and that obligations of SIMNA and SIMNA Limited under the subadvisory agreement and Sub-Subadvisory Agreement, respectively, would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-Subadvisory Agreement, other than to the fee schedule. The Board noted that the proposed fee change was solely a reallocation between affiliated subadvisers and that no changes were proposed with respect to the advisory fee paid to the Manager by the Fund or the subadvisory fee paid by the Manager to SIMNA.

The Board considered that they had last approved the subadvisory agreement with SIMNA and the Sub-Subadvisory Agreement during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had determined that the fee paid by the Manager to SIMNA, and the fee paid by SIMNA to SIMNA Limited were reasonable. They also noted that they had considered the nature, quality and extent of services provided by SIMNA Limited under the Sub-Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Sub-Subadvisory Agreement were reasonable and that approval of the Sub-Subadvisory Agreement was in the best interests of the Fund.

Special Meeting of Shareholders
Principal Funds, Inc. – Global Diversified Income Fund
Held December 11, 2012

1.	Approval of a new sub-advisory agreement with Post Advisory Group, LLC for the Global Diversified Income Fund:

In Favor	Opposed	Abstain
143,361,508.345	38,694,775.563	6,237,842.514

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT  -- ASSET ALLOCATION EXPERTISE - RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV381-07 | 06/2013 | t1305090205
©2013 Principal Financial Services, Inc.

CLASS A, B, & C SHARES

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report for Asset Allocation Investments

April 30, 2013

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY		HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle		Within the Principal Financial Group
personal information.		We may share personal information about you or about former
This Notice applies to:		customers, plan participants or beneficiaries within the
x people who own or apply for our products or services		Principal Financial Group for several reasons, including:
for personal use.		x to assist us in providing service;
x employee benefit plan participants and beneficiaries.		x to help design and improve products; or
Please note that in this Notice, “you” refers to only these		x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.		With Others

WE PROTECT INFORMATION WE COLLECT ABOUT		In the course of doing business we may share data with others.
YOU		This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal		information may be shared with others for the following
information. These standards include limiting access to		reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION		x to prevent fraud,
We collect data about you as we do business with you.		x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:		other regulators, or
x Information we obtain when you apply or enroll for		x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial		We also may share personal information:
status; and, when applicable, health history.		x with others that service your accounts, or that perform
x Information we obtain from others. This may include		services on our behalf;
claim reports, medical records, when applicable, credit		x with others with whom we may have joint marketing
reports, property values and similar data.		agreements. These include financial services companies
x Information we obtain through our transactions		(such as other insurance companies, banks or mutual
and experience with you. This includes your claims		fund companies); and
history, payment and investment records, and account		x with other companies with your consent, at your request
values	and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-11

01/2013

F445PS-13

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you	Our privacy practices comply with all applicable laws. If a
receive any incorrect materials from us. We will make the	state's privacy laws are more restrictive than those stated in
appropriate changes.	this Notice, we comply with those laws.
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	Your agent, broker, registered representative, consultant or
GROUP	advisor may have a different privacy policy.
Several companies within the Principal Financial Group	1-800-986-3343
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of
retirement savings, investment, and insurance products.

MM 2458-11

01/2013

F456PS-13

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following

companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and

beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

BB 9338-10

01/2013

F445CA-10

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.	1-800-986-3343

BB 9338-10

01/2013

F456CA-10

Letter from the President	1
Financial Statements	3
Notes to Financial Statements	22
Schedules of Investments	30
Financial Highlights (Includes performance information)	52
Shareholder Expense Example	62
Supplemental Information	64

GLOBAL INVESTMENT MANAGEMENT  - ASSET ALLOCATION Expertise - RETIREMENT LEADERSHIP

Dear Shareholder,

Both U.S. and international equity markets have delivered positive results thus far in 2013, returning 12.9% and 6.9% (respectively) as of April 30th.1 In the U.S., markets were up significantly despite dramatic federal budget cuts that took effect March 1, aided in large part by improving housing and jobs data that have helped boost consumer confidence. For international markets, mildly improved economic sentiment in the European Union aided returns, though that region’s recession continued. Overall, very accommodative monetary policy pursued by central banks in developed markets has been particularly instrumental in easing investor concerns and facilitating growth. In the most recent example of these efforts, the Bank of Japan took steps to bring Japan’s two-decade period of deflation to an end by initiating an extensive asset purchase program.

2013’s upward trend thus far in both U.S. and international markets contrasts markedly with the end of 2012, when international and U.S. markets were headed in opposite directions from one another. During 2012’s fourth quarter, international markets rallied on optimism that new plans announced by the European Central Bank would help Europe’s troubled nations. The U.S. market, however, barely mustered a positive return as the country became mired in political drama — events surrounding the presidential election, followed by the protracted fiscal policy debate — which brought uncertainty to the market.2 Because markets tend to fluctuate, we believe the most prudent approach for investing your portfolio is to select an allocation that is broadly diversified both across and within asset classes.3 We encourage you to work with your financial professional in choosing investments and monitoring your portfolio’s performance as you work toward realizing your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future — whether you are investing for goals that are years down the road, or closer at hand. You can select a mix of our individual funds, or you can choose one of our asset allocation funds (which are already broadly diversified).

We have a long history of commitment to asset allocation investing. In fact, our expertise in this area recently was recognized by Lipper, which awarded Principal Funds a 2013 Lipper Award as the “Best Mixed-Asset Fund Manager over the 3-year period” out of 40 firms in the Large Company category.4 This award was based on the collective consistent performance of 15 of our asset allocation funds: 11 Principal LifeTime Funds, three Strategic Asset Management (SAM) Funds, and the Global Diversified Income Fund.5 If you are nearing or in retirement, we provide mutual funds structured with the goal of helping to support your retirement income needs over time. These funds focus on complementing traditional portfolios by combating three key retirement risks: longevity (the risk of outliving your savings), inflation and market volatility. For more information, ask your financial professional about our Principal Portfolio Construction StrategiesSM.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett, President and CEO
Principal Funds

About Principal LifeTime

The Principal LifeTime Funds, which are target-date funds, invest in underlying Principal Funds. Each Principal LifeTime Fund is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each Principal LifeTime Fund approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each Principal LifeTime Fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Principal LifeTime Funds assume the value of the investor's account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of the Principal LifeTime Funds are guaranteed at any time, including the target date. Investment risk remains at all times.

1

Past performance is no guarantee of future results

1 Broad U.S. equity market: Russell 3000 Index; international equities: MSCI World (ex-USA) Index

2 Content source for portions of this commentary: "On the Other Hand: Economic Insights," 4th quarter 2012 & May 2013 editions, by Bob Baur, Robin Anderson and the Economic Committee, Principal Global Investors

3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.

4 Principal Management Corp. was ranked #1 out of 40 eligible companies in Lipper’s Mixed-Asset category for the three-year period ended 11/30/12. The lowest average decile rank of the three years’ Consistent Return (effective return) measure of the eligible funds per asset class and group determine the asset class group award winner over the three-year period. Asset class group awards are given for the three-year period only. The funds did not win the awards for other time periods. The individual funds that made up the category may not have ranked number one in their categories. Lipper’s large company universe is comprised of fund families with more than $43.5 billion in assets under management. Individual fund classification awards extend over 3, 5 and 10 years. The highest Lipper Leader for Consistent Return value within each eligible classification determines the fund classification winner over 3, 5 and 10 years.

5 Lipper rankings were based on Institutional class shares. Institutional class shares are available only to eligible investors such plan participants. See the prospectus for eligibility requirements. Principal LifeTime Funds1: 2010 Fund — 3 yrs: 1/124 funds; 5 yrs: 40/106 funds; 10 yrs: N/A. 2015 Fund — 3 yrs: 1/109 funds; 5 yrs: N/A; 10 yrs: N/A; 2020 Fund — 3 yrs: 3/164; 5 yrs: 25/120 funds; 10 yrs: 2/18 funds. 2025 Fund — 3 yrs: 4/93 funds; 5 yrs: N/A; 10 yrs: N/A. 2030 Fund — 3 yrs: 7/161 funds; 5 yrs: 16/117 funds; 10 yrs: 2/13 funds. 2035 Fund — 3 yrs: 5/93 funds; 5 yrs: N/A; 10 yrs: N/A. 2040 Fund — 3 yrs: 11/158 funds; 5 yrs: 28/111 funds; 10 yrs: 2/13 funds. 2045 Fund — 3 yrs: 5/90 funds; 5 yrs: N/A; 10 yrs: N/A. 2050 Fund — 3 yrs: 5/142 funds; 5 yrs: 17/77 funds; 10 yrs: N/A. 2055 Fund — 3 yrs: 12/142 funds; 5 yrs: N/A; 10 yrs: N/A. Global Diversified Income Fund — 3 yrs: 2/197 funds; 5 yrs: N/A funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Balanced Portfolio — 3 yrs: 101/523 funds; 5 yrs: 52/476 funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Conservative Balanced Portfolio — 3 yrs: 116/420 funds; 5 yrs: 53/383 funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Flexible Income Portfolio — 3 yrs: 63/290 funds; 5 yrs: 28/267 funds; 10 yrs: N/A

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund		2020 Fund		2030 Fund
Investment in affiliated Funds--at cost	$1,571,087		$5,423,020		$5,066,085
Assets
Investment in affiliated Funds--at value	$1,734,194		$6,133,540		$5,838,645
Receivables:
Dividends and interest	1,104		2,027		1,715
Expense reimbursement from Manager	2		5		6
Expense reimbursement from Distributor	38		120		128
Fund shares sold	145		1,043		1,216
Prepaid expenses	–		4		–
Total Assets	1,735,483		6,136,739		5,841,710
Liabilities
Accrued management and investment advisory fees	43		148		141
Accrued administrative service fees	15		52		47
Accrued distribution fees	126		412		413
Accrued service fees	62		218		198
Accrued transfer agent fees	35		91		97
Accrued directors' expenses	9		21		19
Accrued other expenses	5		–		2
Payables:
Fund shares redeemed	6,449		14,102		15,149
Total Liabilities	6,744		15,044		16,066
Net Assets Applicable to Outstanding Shares	$1,728,739		$6,121,695		$5,825,644
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,681,244		$5,466,090		$5,082,391
Accumulated undistributed (overdistributed) net investment income (loss)	3,769		5,669		3,964
Accumulated undistributed (overdistributed) net realized gain (loss)	(119,381)		(60,584)		(33,271)
Net unrealized appreciation (depreciation) of investments	163,107		710,520		772,560
Total Net Assets	$1,728,739		$6,121,695		$5,825,644
Capital Stock (par value: $.01 a share):
Shares authorized	650,000		1,125,000		1,225,000
Net Asset Value Per Share:
Class A: Net Assets	$41,475		$112,995		$97,176
Shares Issued and Outstanding	3,248		8,302		7,171
Net Asset Value per share	$12.77		$13.61		$13.55
Maximum Offering Price	$13.27		$14.40		$14.34
Class B: Net Assets	N/A		$4,989		$4,818
Shares Issued and Outstanding			364		352
Net Asset Value per share			$13.71	(a)	$13.69	(a)
Class J: Net Assets	$234,011		$745,311		$792,850
Shares Issued and Outstanding	18,491		55,270		58,795
Net Asset Value per share	$12.66	(a)	$13.48	(a)	$13.48	(a)
Institutional: Net Assets	$1,148,340		$4,179,519		$3,948,853
Shares Issued and Outstanding	90,439		308,735		292,300
Net Asset Value per share	$12.70		$13.54		$13.51
R-1: Net Assets	$19,965		$62,385		$51,798
Shares Issued and Outstanding	1,581		4,637		3,858
Net Asset Value per share	$12.63		$13.45		$13.43
R-2: Net Assets	$22,364		$78,932		$74,688
Shares Issued and Outstanding	1,773		5,878		5,557
Net Asset Value per share	$12.61		$13.43		$13.44
R-3: Net Assets	$76,825		$284,057		$253,029
Shares Issued and Outstanding	6,099		21,143		18,786
Net Asset Value per share	$12.60		$13.44		$13.47
R-4: Net Assets	$67,786		$242,369		$223,180
Shares Issued and Outstanding	5,373		18,015		16,159
Net Asset Value per share	$12.62		$13.45		$13.81
R-5: Net Assets	$117,973		$411,138		$379,252
Shares Issued and Outstanding	9,330		30,488		28,092
Net Asset Value per share	$12.64		$13.49		$13.50

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

					Principal
	Principal LifeTime		Principal LifeTime		LifeTime Strategic
Amounts in thousands, except per share amounts	2040 Fund		2050 Fund		Income Fund
Investment in affiliated Funds--at cost	$3,082,363		$1,412,984		$756,596
Assets
Investment in affiliated Funds--at value	$3,625,901		$1,654,230		$824,653
Receivables:
Dividends and interest	793		361		710
Expense reimbursement from Manager	7		6		4
Expense reimbursement from Distributor	69		17		12
Fund shares sold	1,128		408		179
Prepaid expenses	7		15		9
Total Assets	3,627,905		1,655,037		825,567
Liabilities
Accrued management and investment advisory fees	87		40		21
Accrued administrative service fees	31		14		7
Accrued distribution fees	236		78		50
Accrued service fees	121		56		27
Accrued transfer agent fees	76		34		24
Accrued directors' expenses	11		5		4
Payables:
Fund shares redeemed	8,451		5,245		2,194
Total Liabilities	9,013		5,472		2,327
Net Assets Applicable to Outstanding Shares	$3,618,892		$1,649,565		$823,240
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,065,533		$1,388,069		$798,013
Accumulated undistributed (overdistributed) net investment income (loss)	1,443		738		2,608
Accumulated undistributed (overdistributed) net realized gain (loss)	8,378		19,512		(45,438)
Net unrealized appreciation (depreciation) of investments	543,538		241,246		68,057
Total Net Assets	$3,618,892		$1,649,565		$823,240
Capital Stock (par value: $.01 a share):
Shares authorized	1,050,000		825,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	$63,097		$43,131		$31,127
Shares Issued and Outstanding	4,610		3,211		2,626
Net Asset Value per share	$13.69		$13.43		$11.85
Maximum Offering Price	$14.49		$14.21		$12.31
Class B: Net Assets	$3,588		$1,293		$458
Shares Issued and Outstanding	262		97		39
Net Asset Value per share	$13.67	(a)	$13.39	(a)	$11.80	(a)
Class J: Net Assets	$431,919		$107,273		$74,942
Shares Issued and Outstanding	31,352		8,188		6,390
Net Asset Value per share	$13.78	(a)	$13.10	(a)	$11.73	(a)
Institutional: Net Assets	$2,518,030		$1,220,056		$585,839
Shares Issued and Outstanding	181,719		91,290		49,717
Net Asset Value per share	$13.86		$13.36		$11.78
R-1: Net Assets	$37,473		$17,332		$10,332
Shares Issued and Outstanding	2,726		1,307		879
Net Asset Value per share	$13.75		$13.26		$11.75
R-2: Net Assets	$51,888		$26,196		$10,021
Shares Issued and Outstanding	3,775		1,976		853
Net Asset Value per share	$13.75		$13.26		$11.75
R-3: Net Assets	$147,506		$62,473		$41,576
Shares Issued and Outstanding	10,739		4,708		3,560
Net Asset Value per share	$13.74		$13.27		$11.68
R-4: Net Assets	$141,137		$69,960		$24,468
Shares Issued and Outstanding	10,269		5,259		2,091
Net Asset Value per share	$13.74		$13.30		$11.70
R-5: Net Assets	$224,254		$101,851		$44,477
Shares Issued and Outstanding	16,237		7,640		3,779
Net Asset Value per share	$13.81		$13.33		$11.77

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts	Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$3,363,045		$1,170,708		$2,169,861
Assets
Investment in affiliated Funds--at value	$4,204,305		$1,365,626		$2,797,107
Receivables:
Dividends and interest	4,060		2,116		1,126
Expense reimbursement from Manager	–		5		–
Expense reimbursement from Distributor	127		66		59
Fund shares sold	3,579		1,104		1,397
Prepaid expenses	–		26		–
Total Assets	4,212,071		1,368,943		2,799,689
Liabilities
Accrued management and investment advisory fees	1,039		338		689
Accrued administrative service fees	7		3		4
Accrued distribution fees	1,271		419		878
Accrued service fees	38		13		21
Accrued transfer agent fees	573		103		485
Accrued directors' expenses	9		3		9
Accrued other expenses	1		–		13
Payables:
Fund shares redeemed	1,859		1,994		2,797
Total Liabilities	4,797		2,873		4,896
Net Assets Applicable to Outstanding Shares	$4,207,274		$1,366,070		$2,794,793
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,509,810		$1,180,375		$2,289,922
Accumulated undistributed (overdistributed) net investment income (loss)	1,554		1,311		3,515
Accumulated undistributed (overdistributed) net realized gain (loss)	(145,350)		(10,534)		(125,890)
Net unrealized appreciation (depreciation) of investments	841,260		194,918		627,246
Total Net Assets	$4,207,274		$1,366,070		$2,794,793
Capital Stock (par value: $.01 a share):
Shares authorized	1,825,000		1,625,000		1,825,000
Net Asset Value Per Share:
Class A: Net Assets	$1,798,604		$411,279		$1,278,044
Shares Issued and Outstanding	121,337		34,952		78,709
Net Asset Value per share	$14.82		$11.77		$16.24
Maximum Offering Price	$15.68		$12.46		$17.19
Class B: Net Assets	$140,485		$25,845		$107,492
Shares Issued and Outstanding	9,486		2,195		6,831
Net Asset Value per share	$14.81	(a)	$11.77	(a)	$15.74	(a)
Class C: Net Assets	$598,126		$195,035		$478,246
Shares Issued and Outstanding	40,789		16,714		31,012
Net Asset Value per share	$14.66	(a)	$11.67	(a)	$15.42	(a)
Class J: Net Assets	$790,571		$407,429		$370,848
Shares Issued and Outstanding	54,704		34,985		23,445
Net Asset Value per share	$14.45	(a)	$11.65	(a)	$15.82	(a)
Institutional: Net Assets	$690,660		$262,359		$456,084
Shares Issued and Outstanding	47,159		22,469		28,567
Net Asset Value per share	$14.65		$11.68		$15.97
R-1: Net Assets	$4,466		$4,528		$3,974
Shares Issued and Outstanding	305		389		252
Net Asset Value per share	$14.62		$11.64		$15.78
R-2: Net Assets	$12,436		$3,320		$7,336
Shares Issued and Outstanding	853		284		465
Net Asset Value per share	$14.58		$11.69		$15.79
R-3: Net Assets	$49,509		$17,414		$18,717
Shares Issued and Outstanding	3,389		1,494		1,184
Net Asset Value per share	$14.61		$11.66		$15.81
R-4: Net Assets	$40,561		$15,081		$17,043
Shares Issued and Outstanding	2,773		1,292		1,070
Net Asset Value per share	$14.63		$11.67		$15.93
R-5: Net Assets	$81,856		$23,780		$57,009
Shares Issued and Outstanding	5,594		2,037		3,589
Net Asset Value per share	$14.63		$11.67		$15.88

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$1,531,146		$1,312,606
Assets
Investment in affiliated Funds--at value	$1,726,321		$1,742,121
Receivables:
Dividends and interest	3,679		61
Expense reimbursement from Distributor	86		35
Fund shares sold	5,282		1,011
Prepaid expenses	51		–
Total Assets	1,735,419		1,743,228
Liabilities
Accrued management and investment advisory fees	428		429
Accrued administrative service fees	2		3
Accrued distribution fees	566		565
Accrued service fees	8		12
Accrued transfer agent fees	192		377
Accrued directors' expenses	2		5
Accrued other expenses	–		34
Payables:
Dividends payable	3,304		–
Fund shares redeemed	1,840		1,589
Total Liabilities	6,342		3,014
Net Assets Applicable to Outstanding Shares	$1,729,077		$1,740,214
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,546,780		$1,425,292
Accumulated undistributed (overdistributed) net investment income (loss)	(99)		8,935
Accumulated undistributed (overdistributed) net realized gain (loss)	(12,779)		(123,528)
Net unrealized appreciation (depreciation) of investments	195,175		429,515
Total Net Assets	$1,729,077		$1,740,214
Capital Stock (par value: $.01 a share):
Shares authorized	1,725,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets	$693,590		$854,213
Shares Issued and Outstanding	56,211		47,060
Net Asset Value per share	$12.34		$18.15
Maximum Offering Price	$12.82		$19.21
Class B: Net Assets	$31,431		$80,933
Shares Issued and Outstanding	2,545		4,739
Net Asset Value per share	$12.35	(a)	$17.08	(a)
Class C: Net Assets	$250,363		$295,888
Shares Issued and Outstanding	20,454		17,378
Net Asset Value per share	$12.24	(a)	$17.03	(a)
Class J: Net Assets	$531,696		$220,969
Shares Issued and Outstanding	43,385		12,474
Net Asset Value per share	$12.26	(a)	$17.71	(a)
Institutional: Net Assets	$181,064		$229,600
Shares Issued and Outstanding	14,712		12,869
Net Asset Value per share	$12.31		$17.84
R-1: Net Assets	$1,090		$3,723
Shares Issued and Outstanding	89		211
Net Asset Value per share	$12.27		$17.64
R-2: Net Assets	$1,997		$3,773
Shares Issued and Outstanding	163		213
Net Asset Value per share	$12.29		$17.68
R-3: Net Assets	$9,700		$14,915
Shares Issued and Outstanding	790		843
Net Asset Value per share	$12.28		$17.69
R-4: Net Assets	$12,416		$14,207
Shares Issued and Outstanding	1,010		799
Net Asset Value per share	$12.29		$17.77
R-5: Net Assets	$15,730		$21,993
Shares Issued and Outstanding	1,280		1,240
Net Asset Value per share	$12.29		$17.73

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$33,563	$117,278	$111,836
Total Income	33,563	117,278	111,836
Expenses:
Management and investment advisory fees	254	864	815
Distribution fees - Class A	48	131	112
Distribution fees - Class B	N/A	27	25
Distribution fees - Class J	498	1,552	1,629
Distribution fees - R-1	34	109	91
Distribution fees - R-2	35	116	112
Distribution fees - R-3	96	334	296
Distribution fees - R-4	33	110	103
Administrative service fees - R-1	28	87	73
Administrative service fees - R-2	23	77	74
Administrative service fees - R-3	27	94	83
Administrative service fees - R-4	10	33	31
Administrative service fees - R-5	6	20	18
Registration fees - Class A	7	11	9
Registration fees - Class B	N/A	7	7
Registration fees - Class J	10	20	21
Registration fees - Institutional	9	28	34
Service fees - R-1	25	78	66
Service fees - R-2	29	96	93
Service fees - R-3	96	334	296
Service fees - R-4	84	276	257
Service fees - R-5	143	488	444
Shareholder reports - Class A	1	4	6
Shareholder reports - Class B	N/A	1	1
Shareholder reports - Class J	8	25	34
Transfer agent fees - Class A	29	71	70
Transfer agent fees - Class B	N/A	7	8
Transfer agent fees - Class J	49	174	242
Transfer agent fees - Institutional	4	12	5
Directors' expenses	21	65	60
Professional fees	7	9	8
Other expenses	12	37	34
Total Gross Expenses	1,626	5,297	5,157
Less: Reimbursement from Manager - Class A	14	21	28
Less: Reimbursement from Manager - Class B	N/A	11	12
Less: Reimbursement from Distributor - Class J	221	690	724
Total Net Expenses	1,391	4,575	4,393
Net Investment Income (Loss)	32,172	112,703	107,443

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(5,025)	51,669	45,243
Capital gain distribution received from affiliated Funds	12,156	41,055	42,689
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	78,656	338,242	379,025
Net Realized and Unrealized Gain (Loss) on Investments	85,787	430,966	466,957
Net Increase (Decrease) in Net Assets Resulting from Operations	$117,959	$543,669	$574,400

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

			Principal
	Principal LifeTime	Principal LifeTime	LifeTime Strategic
Amounts in thousands	2040 Fund	2050 Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$67,670	$29,906	$16,013
Total Income	67,670	29,906	16,013
Expenses:
Management and investment advisory fees	503	224	119
Distribution fees - Class A	72	47	38
Distribution fees - Class B	19	6	2
Distribution fees - Class J	882	217	161
Distribution fees - R-1	65	31	18
Distribution fees - R-2	75	36	16
Distribution fees - R-3	172	70	50
Distribution fees - R-4	65	31	12
Administrative service fees - R-1	52	25	14
Administrative service fees - R-2	50	24	11
Administrative service fees - R-3	48	19	14
Administrative service fees - R-4	19	9	4
Administrative service fees - R-5	11	5	2
Registration fees - Class A	8	8	8
Registration fees - Class B	7	7	7
Registration fees - Class J	18	10	9
Registration fees - Institutional	27	19	12
Service fees - R-1	47	22	13
Service fees - R-2	62	30	13
Service fees - R-3	172	70	50
Service fees - R-4	162	78	30
Service fees - R-5	263	117	55
Shareholder reports - Class A	5	4	1
Shareholder reports - Class B	1	–	–
Shareholder reports - Class J	23	9	3
Transfer agent fees - Class A	55	42	24
Transfer agent fees - Class B	7	4	3
Transfer agent fees - Class J	194	90	22
Transfer agent fees - Institutional	2	1	1
Directors' expenses	37	16	10
Professional fees	7	6	6
Other expenses	21	9	5
Total Gross Expenses	3,151	1,286	733
Less: Reimbursement from Manager - Class A	32	30	13
Less: Reimbursement from Manager - Class B	12	11	10
Less: Reimbursement from Distributor - Class J	392	97	71
Total Net Expenses	2,715	1,148	639
Net Investment Income (Loss)	64,955	28,758	15,374

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	15,882	17,438	156
Capital gain distribution received from affiliated Funds	26,909	11,886	4,546
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	286,761	127,215	16,656
Net Realized and Unrealized Gain (Loss) on Investments	329,552	156,539	21,358
Net Increase (Decrease) in Net Assets Resulting from Operations	$394,507	$185,297	$36,732

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$67,502	$22,423	$42,434
Total Income	67,502	22,423	42,434
Expenses:
Management and investment advisory fees	6,318	2,043	4,195
Distribution fees - Class A	2,124	487	1,499
Distribution fees - Class B	790	148	609
Distribution fees - Class C	2,827	919	2,262
Distribution fees - Class J	1,618	833	755
Distribution fees - R-1	8	7	7
Distribution fees - R-2	15	4	9
Distribution fees - R-3	58	24	23
Distribution fees - R-4	18	7	8
Administrative service fees - R-1	6	6	5
Administrative service fees - R-2	10	2	6
Administrative service fees - R-3	16	7	6
Administrative service fees - R-4	5	2	3
Administrative service fees - R-5	4	1	3
Registration fees - Class A	12	15	9
Registration fees - Class B	4	7	4
Registration fees - Class C	8	7	7
Registration fees - Class J	26	22	18
Registration fees - Institutional	25	13	18
Service fees - R-1	5	5	5
Service fees - R-2	12	3	8
Service fees - R-3	59	25	22
Service fees - R-4	45	17	20
Service fees - R-5	92	26	64
Shareholder reports - Class A	82	18	69
Shareholder reports - Class B	22	4	18
Shareholder reports - Class C	30	9	31
Shareholder reports - Class J	23	9	11
Shareholder reports - Institutional	1	–	–
Transfer agent fees - Class A	752	150	595
Transfer agent fees - Class B	156	25	122
Transfer agent fees - Class C	211	63	211
Transfer agent fees - Class J	200	99	107
Transfer agent fees - Institutional	1	–	1
Directors' expenses	40	13	29
Professional fees	29	6	7
Other expenses	25	8	17
Total Gross Expenses	15,677	5,034	10,783
Less: Reimbursement from Manager - Class A	–	73	–
Less: Reimbursement from Manager - Class B	–	26	–
Less: Reimbursement from Manager - Class C	–	27	–
Less: Reimbursement from Manager - Class J	–	25	–
Less: Reimbursement from Distributor - Class J	719	370	335
Total Net Expenses	14,958	4,513	10,448
Net Investment Income (Loss)	52,544	17,910	31,986

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	4,153	95	4,719
Capital gain distribution received from affiliated Funds	15,266	3,523	13,800
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	297,859	66,494	248,610
Net Realized and Unrealized Gain (Loss) on Investments	317,278	70,112	267,129
Net Increase (Decrease) in Net Assets Resulting from Operations	$369,822	$88,022	$299,115

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$30,805	$25,468
Total Income	30,805	25,468
Expenses:
Management and investment advisory fees	2,530	2,592
Distribution fees - Class A	803	991
Distribution fees - Class B	178	452
Distribution fees - Class C	1,155	1,401
Distribution fees - Class J	1,050	447
Distribution fees - R-1	2	6
Distribution fees - R-2	3	4
Distribution fees - R-3	12	17
Distribution fees - R-4	5	5
Administrative service fees - R-1	1	5
Administrative service fees - R-2	2	3
Administrative service fees - R-3	3	5
Administrative service fees - R-4	2	1
Administrative service fees - R-5	1	1
Registration fees - Class A	22	9
Registration fees - Class B	7	5
Registration fees - Class C	8	7
Registration fees - Class J	29	14
Registration fees - Institutional	13	13
Service fees - R-1	1	4
Service fees - R-2	2	4
Service fees - R-3	12	17
Service fees - R-4	12	13
Service fees - R-5	18	25
Shareholder reports - Class A	25	57
Shareholder reports - Class B	5	15
Shareholder reports - Class C	11	23
Shareholder reports - Class J	9	9
Shareholder reports - Institutional	1	–
Transfer agent fees - Class A	216	484
Transfer agent fees - Class B	34	102
Transfer agent fees - Class C	78	160
Transfer agent fees - Class J	126	72
Transfer agent fees - Institutional	2	1
Directors' expenses	17	17
Professional fees	6	28
Other expenses	9	11
Total Gross Expenses	6,410	7,020
Less: Reimbursement from Distributor - Class J	467	198
Total Net Expenses	5,943	6,822
Net Investment Income (Loss)	24,862	18,646

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	279	5,671
Capital gain distribution received from affiliated Funds	2,571	10,305
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	60,131	177,591
Net Realized and Unrealized Gain (Loss) on Investments	62,981	193,567
Net Increase (Decrease) in Net Assets Resulting from Operations	$87,843	$212,213

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Principal LifeTime 2010 Fund

															Period Ended	Year Ended
															April 30, 2013	October 31, 2012
Operations
Net investment income (loss)															$32,172	$33,861
Net realized gain (loss) on investments															7,131	51,649
Change in unrealized appreciation/depreciation of investments															78,656	65,148
			Net Increase (Decrease) in Net Assets Resulting from Operations												117,959	150,658

Dividends and Distributions to Shareholders
From net investment income															(39,103)	(38,883)
									Total Dividends and Distributions						(39,103)	(38,883)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(60,783)	(38,251)
							Total increase (decrease) in net assets								18,073	73,524

Net Assets
Beginning of period															1,710,666	1,637,142
End of period (including undistributed net investment income as set forth below)															$1,728,739	$1,710,666
Undistributed (overdistributed) net investment income (loss)															$3,769	$10,700

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$5,478		$24,397		$36,945		$828		$1,447		$5,773		$7,187		$14,327
Reinvested	765		4,571		27,792		300		392		1,442		1,310		2,520
Redeemed	(4,767)		(19,666)		(117,293)		(2,652)		(6,620)		(14,088)		(12,383)		(18,788)
Net Increase (Decrease)	$1,476		$9,302		$(52,556	) $	(1,524	) $	(4,781	) $	(6,873	) $	(3,886	) $	(1,941)
Shares:
Sold	439		1,989		3,002		67		119		472		590		1,168
Reinvested	63		381		2,308		25		32		120		109		210
Redeemed	(385)		(1,603)		(9,540)		(218)		(543)		(1,156)		(1,014)		(1,535)
Net Increase (Decrease)	117		767		(4,230)		(126)		(392)		(564)		(315)		(157)
Year Ended October 31, 2012
Dollars:
Sold	$5,818		$28,413		$106,689		$2,599		$4,653		$17,245		$15,439		$25,390
Reinvested	734		4,414		27,335		339		481		1,483		1,641		2,445
Redeemed	(5,838)		(34,977)		(134,540)		(4,952)		(11,245)		(25,155)		(30,542)		(36,120)
Net Increase (Decrease)	$714		$(2,150	) $	(516	) $	(2,014	) $	(6,111	) $	(6,427)		$(13,462)		$(8,285)
Shares:
Sold	497		2,444		9,169		226		401		1,492		1,347		2,181
Reinvested	67		402		2,482		31		44		136		150		223
Redeemed	(500)		(3,022)		(11,536)		(428)		(980)		(2,189)		(2,650)		(3,128)
Net Increase (Decrease)	64		(176)		115		(171)		(535)		(561)		(1,153)		(724)

Distributions:
Period Ended April 30, 2013
From net investment
income	$(770	) $	(4,576	) $	(27,793	) $	(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)
From net realized gain
on investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(770	) $	(4,576	) $	(27,793	) $	(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)
Year Ended October 31, 2012
From net investment
income	$(740	) $	(4,419	) $	(27,335	) $	(339	) $	(481	) $	(1,483	) $	(1,641	) $	(2,445)
From net realized gain
on investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(740	) $	(4,419	) $	(27,335	) $	(339	) $	(481	) $	(1,483	) $	(1,641	) $	(2,445)

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2020 Fund

											Period Ended		Year Ended
											April 30, 2013		October 31, 2012
Operations
Net investment income (loss)												$112,703	$101,617
Net realized gain (loss) on investments												92,724	85,100
Change in unrealized appreciation/depreciation of investments												338,242	345,434
Net Increase (Decrease) in Net Assets Resulting from Operations												543,669	532,151

Dividends and Distributions to Shareholders
From net investment income												(124,847)	(108,020)
Total Dividends and Distributions												(124,847)	(108,020)

Capital Share Transactions
Net increase (decrease) in capital share transactions												84,092	277,025
Total increase (decrease) in net assets												502,914	701,156

Net Assets
Beginning of period												5,618,781	4,917,625
End of period (including undistributed net investment income as set forth below)												$6,121,695	$5,618,781
Undistributed (overdistributed) net investment income (loss)											$	5,669	$17,813

	Class A		Class B	Class J		Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$10,822		$109	$73,814		$180,209		$2,954	$5,822	$23,676	$26,974	$29,786
Reinvested	1,987		49	13,476		90,374		910	1,211	4,674	4,112	8,043
Redeemed	(7,358)		(1,599)	(48,835)		(231,638)		(8,684)	(11,547)	(27,540)	(17,897)	(39,812)
Net Increase (Decrease)	$5,451		$(1,441)	$38,455		$38,945		$(4,820)	$(4,514)	$810	$13,189	$(1,983)
Shares:
Sold	825		8	5,706		13,816		229	453	1,832	2,087	2,300
Reinvested	157		4	1,071		7,161		72	97	373	328	639
Redeemed	(564)		(122)	(3,780)		(17,963)		(674)	(897)	(2,155)	(1,399)	(3,092)
Net Increase (Decrease)	418		(110)	2,997		3,014		(373)	(347)	50	1,016	(153)
Year Ended October 31, 2012
Dollars:
Sold	$18,816		$88	$104,247		$364,447		$8,703	$11,249	$49,474	$33,317	$84,728
Reinvested	1,657		81	11,422		77,434		841	1,135	4,065	4,417	6,957
Redeemed	(13,550)		(2,398)	(87,636)		(186,289)		(10,158)	(21,375)	(38,028)	(70,593)	(76,026)
Net Increase (Decrease)	$6,923		$(2,229)	$28,033		$255,592		$(614)	$(8,991)	$15,511	$(32,859)	$15,659
Shares:
Sold	1,557		8	8,660		30,187		725	937	4,152	2,797	7,029
Reinvested	146		7	1,017		6,877		75	102	363	394	620
Redeemed	(1,117)		(197)	(7,308)		(15,411)		(844)	(1,812)	(3,177)	(5,914)	(6,424)
Net Increase (Decrease)	586		(182)	2,369		21,653		(44)	(773)	1,338	(2,723)	1,225

Distributions:
Period Ended April 30, 2013
From net investment
income	$(1,989)		$(50)	$(13,484)		$(90,374	) $	(910)	$(1,211)	$(4,674)	$(4,112)	$(8,043)
From net realized gain on
investments	–		–	–		–		–	–	–	–	–
Total Dividends and Distributions	$(1,989	) $	(50)	$(13,484)		$(90,374	) $	(910)	$(1,211)	$(4,674)	$(4,112)	$(8,043)
Year Ended October 31, 2012
From net investment
income	$(1,661)		$(82)	$(11,427)		$(77,435	) $	(841)	$(1,135)	$(4,065)	$(4,417)	$(6,957)
From net realized gain on
investments	–		–	–		–		–	–	–	–	–
Total Dividends and Distributions	$(1,661	) $	(82)	$(11,427	) $	(77,435	) $	(841)	$(1,135)	$(4,065)	$(4,417)	$(6,957)

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Principal LifeTime 2030 Fund

															Period Ended		Year Ended
															April 30, 2013		October 31, 2012
Operations
Net investment income (loss)																$107,443	$92,725
Net realized gain (loss) on investments																87,932	56,759
Change in unrealized appreciation/depreciation of investments																379,025	347,718
Net Increase (Decrease) in Net Assets Resulting from Operations																574,400	497,202

Dividends and Distributions to Shareholders
From net investment income																(112,077)	(97,326)
Total Dividends and Distributions																(112,077)	(97,326)

Capital Share Transactions
Net increase (decrease) in capital share transactions																118,039	358,784
Total increase (decrease) in net assets																580,362	758,660

Net Assets
Beginning of period																5,245,282	4,486,622
End of period (including undistributed net investment income as set forth below)																$5,825,644	$5,245,282
Undistributed (overdistributed) net investment income (loss)															$	3,964	$8,598

	Class A			Class B		Class J		Institutional		R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$9,144			$17		$85,137		$204,724		$2,647		$6,469		$24,261	$20,000	$30,295
Reinvested	1,619			43		13,246		81,046		706		1,108		3,878	3,520	6,890
Redeemed	(5,483)			(1,027)		(45,453)		(222,124)		(9,158)		(15,989)		(26,368)	(16,091)	(35,018)
Net Increase (Decrease)	$5,280			$(967	) $	52,930		$63,646		$(5,805	) $	(8,412	) $	1,771	$7,429	$2,167
Shares:
Sold	707			1		6,611		15,824		207		505		1,883	1,529	2,350
Reinvested	129			4		1,060		6,484		57		89		311	275	551
Redeemed	(425)			(79)		(3,533)		(17,323)		(719)		(1,251)		(2,071)	(1,239)	(2,739)
Net Increase (Decrease)	411			(74)		4,138		4,985		(455)		(657)		123	565	162
Year Ended October 31, 2012
Dollars:
Sold	$17,275			$54		$126,415		$377,230		$7,103		$11,703		$42,698	$40,322	$77,050
Reinvested	1,335			69		10,987		69,638		705		1,134		3,566	3,761	6,123
Redeemed	(9,968)			(2,268)		(76,836)		(145,703)		(9,463)		(22,326)		(42,198)	(61,939)	(67,683)
Net Increase (Decrease)	$8,642			$(2,145	) $	60,566		$301,165		$(1,655)		$(9,489)		$4,066 $	(17,856)	$15,490
Shares:
Sold	1,451			4		10,626		31,780		604		990		3,607	3,346	6,465
Reinvested	120			6		994		6,302		64		103		323	333	554
Redeemed	(842)			(189)		(6,480)		(12,316)		(805)		(1,902)		(3,538)	(5,123)	(5,738)
Net Increase (Decrease)	729			(179)		5,140		25,766		(137)		(809)		392	(1,444)	1,281

Distributions:
Period Ended April 30, 2013
From net investment
income	$(1,624	) $	(43)	$(13,261			) $	(81,047	) $	(706)		$(1,108)		$(3,878)	$(3,520)	$(6,890)
From net realized gain on
investments	–			–		–		–		–		–		–	–	–
Total Dividends and Distributions	$(1,624	) $	(43)	$(13,261			) $	(81,047	) $	(706)		$(1,108)		$(3,878)	$(3,520)	$(6,890)
Year Ended October 31, 2012
From net investment
income	$(1,339	) $	(69)	$(10,991			) $	(69,638	) $	(705)		$(1,134)		$(3,566)	$(3,761)	$(6,123)
From net realized gain on
investments	–			–		–		–		–		–		–	–	–
Total Dividends and Distributions	$(1,339	) $	(69)	$(10,991)				$(69,638	) $	(705)		$(1,134)		$(3,566)	$(3,761)	$(6,123)

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2040 Fund

												Period Ended		Year Ended
												April 30, 2013		October 31, 2012
Operations
Net investment income (loss)												$	64,955	$50,437
Net realized gain (loss) on investments													42,791	39,063
Change in unrealized appreciation/depreciation of investments												286,761		217,440
		Net Increase (Decrease) in Net Assets Resulting from Operations										394,507		306,940

Dividends and Distributions to Shareholders
From net investment income												(66,204)		(53,315)
							Total Dividends and Distributions					(66,204)		(53,315)

Capital Share Transactions
Net increase (decrease) in capital share transactions													87,705	270,861
					Total increase (decrease) in net assets							416,008		524,486

Net Assets
Beginning of period												3,202,884		2,678,398
End of period (including undistributed net investment income as set forth below)												$3,618,892		$3,202,884
Undistributed (overdistributed) net investment income (loss)												$	1,443	$2,692

	Class A	Class B		Class J	Institutional		R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$6,328	$9		$48,809	$151,236		$2,851		$6,756	$16,446		$12,530	$20,799
Reinvested	1,018	35		6,751	48,977		451		730	2,121		2,214	3,900
Redeemed	(4,409)	(824)		(23,813)	(145,464)		(7,586)		(8,538)	(17,433)		(10,121)	(26,068)
Net Increase (Decrease)	$2,937	$(780)		$31,747	$54,749		$(4,284)		$(1,052)	$1,134		$4,623	$(1,369)
Shares:
Sold	485	–		3,738	11,466		220		524	1,251		967	1,591
Reinvested	81	3		533	3,853		36		58	168		175	308
Redeemed	(338)	(63)		(1,818)	(11,138)		(585)		(657)	(1,343)		(793)	(2,001)
Net Increase (Decrease)	228	(60)		2,453	4,181		(329)		(75)	76		349	(102)
Year Ended October 31, 2012
Dollars:
Sold	$11,877	$23		$80,148	$262,703		$6,504		$8,871	$27,232		$32,993	$47,962
Reinvested	782	44		4,968	39,361		416		579	1,904		1,982	3,275
Redeemed	(6,585)	(1,682)		(37,915)	(94,521)		(5,954)		(11,117)	(30,195)		(33,076)	(39,718)
Net Increase (Decrease)	$6,074	$(1,615)		$47,201	$207,543		$966		$(1,667)	$(1,059)		$1,899	$11,519
Shares:
Sold	1,000	2		6,695	21,853		548		744	2,299		2,820	4,001
Reinvested	71	4		448	3,536		37		52	172		179	295
Redeemed	(553)	(143)		(3,177)	(7,895)		(499)		(944)	(2,560)		(2,778)	(3,344)
Net Increase (Decrease)	518	(137)		3,966	17,494		86		(148)	(89)		221	952

Distributions:
Period Ended April 30, 2013
From net investment income	$(1,019)	$(35	) $	(6,757)	$(48,977	) $	(451	) $	(730)	$(2,121	) $	(2,214)	$(3,900)
From net realized gain on
investments	–	–		–	–		–		–	–		–	–
Total Dividends and Distributions	$(1,019)	$(35	) $	(6,757)	$(48,977	) $	(451	) $	(730)	$(2,121	) $	(2,214)	$(3,900)
Year Ended October 31, 2012
From net investment income	$(784)	$(44	) $	(4,970)	$(39,361	) $	(416	) $	(579)	$(1,904	) $	(1,982)	$(3,275)
From net realized gain on
investments	–	–		–	–		–		–	–		–	–
Total Dividends and Distributions	$(784)	$(44	) $	(4,970)	$(39,361	) $	(416	) $	(579)	$(1,904	) $	(1,982)	$(3,275)

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2050 Fund

Period Ended	Year Ended
April 30, 2013	October 31, 2012
Operations
Net investment income (loss)	$	28,758	$20,118
Net realized gain (loss) on investments	29,324	17,557
Change in unrealized appreciation/depreciation of investments	127,215	94,926
Net Increase (Decrease) in Net Assets Resulting from Operations	185,297	132,601

Dividends and Distributions to Shareholders
From net investment income	(28,890)	(21,014)
Total Dividends and Distributions	(28,890)	(21,014)

Capital Share Transactions
Net increase (decrease) in capital share transactions	100,474	157,123
Total increase (decrease) in net assets	256,881	268,710

Net Assets
Beginning of period	1,392,684	1,123,974
End of period (including undistributed net investment income as set forth below)	$1,649,565	$1,392,684
Undistributed (overdistributed) net investment income (loss)	$	738	$870

Class A Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$9,726	$8	$14,826	$110,870	$2,333	$5,016	$8,779	$9,071	$12,013
Reinvested	570	12	1,581	22,575	200	358	842	1,049	1,701
Redeemed	(2,502)	(126)	(7,865)	(59,754)	(4,968)	(3,655)	(5,540)	(4,717)	(11,929)
Net Increase (Decrease)	$7,794	$(106)	$8,542	$73,691	$(2,435)	$1,719	$4,081	$5,403	$1,785
Shares:
Sold	772	1	1,200	8,747	187	404	695	721	951
Reinvested	46	1	132	1,849	16	29	69	86	139
Redeemed	(197)	(10)	(637)	(4,752)	(396)	(293)	(445)	(382)	(951)
Net Increase (Decrease)	621	(8)	695	5,844	(193)	140	319	425	139
Year Ended October 31, 2012
Dollars:
Sold	$6,758	$25	$23,829	$143,282	$4,475	$5,218	$13,754	$19,051	$23,469
Reinvested	415	10	1,024	16,489	167	232	700	742	1,233
Redeemed	(4,644)	(395)	(10,788)	(40,715)	(2,842)	(5,457)	(13,044)	(12,319)	(13,546)
Net Increase (Decrease)	$2,529	$(360)	$14,065	$119,056	$1,800	$(7)	$1,410	$7,474	$11,156
Shares:
Sold	584	2	2,107	12,413	394	455	1,218	1,704	2,043
Reinvested	39	1	98	1,553	15	22	66	70	116
Redeemed	(404)	(34)	(955)	(3,578)	(248)	(483)	(1,173)	(1,076)	(1,207)
Net Increase (Decrease)	219	(31)	1,250	10,388	161	(6)	111	698	952

Distributions:
Period Ended April 30, 2013
From net investment income	$(572)	$(12)	$(1,581)	$(22,575)	$(200)	$(358)	$(842)	$(1,049	) $	(1,701)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$(572)	$(12)	$(1,581)	$(22,575)	$(200)	$(358)	$(842)	$(1,049	) $	(1,701)
Year Ended October 31, 2012
From net investment income	$(415)	$(10)	$(1,026)	$(16,489)	$(167)	$(232)	$(700)	$(742	) $	(1,233)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$(415)	$(10)	$(1,026)	$(16,489)	$(167)	$(232)	$(700)	$(742	) $	(1,233)

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

													Principal LifeTime
Amounts in thousands													Strategic Income Fund

													Period Ended			Year Ended
													April 30, 2013			October 31, 2012
Operations
Net investment income (loss)												$			15,374	$15,641
Net realized gain (loss) on investments															4,702	8,030
Change in unrealized appreciation/depreciation of investments															16,656	35,282
Net Increase (Decrease) in Net Assets Resulting from Operations															36,732	58,953

Dividends and Distributions to Shareholders
From net investment income													(19,423)			(19,067)
Total Dividends and Distributions													(19,423)			(19,067)

Capital Share Transactions
Net increase (decrease) in capital share transactions															24,728	59,707
Total increase (decrease) in net assets															42,037	99,593

Net Assets
Beginning of period													781,203			681,610
End of period (including undistributed net investment income as set forth below)													$823,240			$781,203
Undistributed (overdistributed) net investment income (loss)												$			2,608	$6,657

	Class A	Class B		Class J	Institutional	R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$2,628	$74		$7,361	$53,142	$466		$919		$7,858	$		3,337		$9,311
Reinvested	676	6		1,586	14,483	169		196		789			510		1,004
Redeemed	(2,326)	(97)		(6,212)	(45,264)	(1,308)		(2,496)		(7,235)			(4,162)		(10,687)
Net Increase (Decrease)	$978	$(17	) $	2,735	$22,361	$(673	) $	(1,381	) $	1,412	$		(315	) $	(372)
Shares:
Sold	226	6		639	4,594	40		80		688			292		808
Reinvested	59	1		140	1,275	15		17		70			45		88
Redeemed	(200)	(8)		(540)	(3,917)	(113)		(216)		(631)			(363)		(926)
Net Increase (Decrease)	85	(1)		239	1,952	(58)		(119)		127			(26)		(30)
Year Ended October 31, 2012
Dollars:
Sold	$5,345	$36		$11,472	$105,772	$2,547		$3,003		$17,837	$		8,743		$31,145
Reinvested	643	10		1,627	13,742	224		247		770			795		1,005
Redeemed	(3,804)	(412)		(10,977)	(64,141)	(3,978)		(4,088)		(14,022)			(14,934)		(28,900)
Net Increase (Decrease)	$2,184	$(366	) $	2,122	$55,373	$(1,207	) $	(838	) $	4,585	$		(5,396	) $	3,250
Shares:
Sold	476	3		1,032	9,522	231		274		1,622			798		2,819
Reinvested	60	1		154	1,290	21		24		73			75		94
Redeemed	(341)	(37)		(996)	(5,756)	(363)		(370)		(1,275)			(1,356)		(2,614)
Net Increase (Decrease)	195	(33)		190	5,056	(111)		(72)		420			(483)		299

Distributions:
Period Ended April 30, 2013
From net investment income	$(678)	$(6)		$(1,588	$(14,483	$(169		$(196		$(789			$(510		$(1,004)
From net realized gain on
investments	–	–		–	–	–		–		–			–		–
Total Dividends and Distributions	$(678)	$(6)		$(1,588)	$(14,483)	$(169)		$(196)		$(789)			$(510)		$(1,004)
Year Ended October 31, 2012
From net investment income	$(645)	$(10)		$(1,629)	$(13,742)	$(224)		$(247)		$(770)			$(795)		$(1,005)
From net realized gain on
investments	–	–		–	–	–		–		–			–		–
Total Dividends and Distributions	$(645)	$(10)		$(1,629)	$(13,742)	$(224)		$(247)		$(770)			$(795)		$(1,005)

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														SAM Balanced Portfolio

														Period Ended		Year Ended
														April 30, 2013		October 31, 2012
Operations
Net investment income (loss)															$52,544	$62,392
Net realized gain (loss) on investments															19,419	39,839
Change in unrealized appreciation/depreciation of investments															297,859	235,002
Net Increase (Decrease) in Net Assets Resulting from Operations															369,822	337,233

Dividends and Distributions to Shareholders
From net investment income															(53,334)	(62,722)
Total Dividends and Distributions															(53,334)	(62,722)

Capital Share Transactions
Net increase (decrease) in capital share transactions															41,634	334,096
Total increase (decrease) in net assets															358,122	608,607

Net Assets
Beginning of period														3,849,152		3,240,545
End of period (including undistributed net investment income as set forth below)														$4,207,274		$3,849,152
Undistributed (overdistributed) net investment income (loss)															$1,554	$2,344

	Class A		Class B		Class C		Class J	Institutional		R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$122,446		$1,319		$41,712		$102,868	$38,072		$446		$2,973		$7,594	$11,096	$10,967
Reinvested	23,033		1,467		5,636		10,255	9,956		50		116		593	484	1,057
Redeemed	(158,225)		(48,007)		(48,992)		(55,745)	(20,936)		(545)		(595)		(5,998)	(5,635)	(5,828)
Net Increase (Decrease)	$(12,746	) $	(45,221	) $	(1,644	) $	57,378	$27,092		$(49	) $	2,494		$2,189	$5,945	$6,196
Shares:
Sold	8,610		94		2,967		7,434	2,711		32		209		547	798	783
Reinvested	1,656		107		412		755	723		4		9		43	35	77
Redeemed	(11,211)		(3,385)		(3,507)		(4,034)	(1,512)		(39)		(43)		(428)	(410)	(419)
Net Increase (Decrease)	(945)		(3,184)		(128)		4,155	1,922		(3)		175		162	423	441
Year Ended October 31, 2012
Dollars:
Sold	$239,587		$4,094		$57,458		$195,201	$373,381		$1,329		$3,774		$22,028	$15,507	$32,246
Reinvested	30,230		2,454		6,366		11,889	7,610		72		133		573	497	1,091
Redeemed	(301,215)		(130,473)		(93,104)		(92,135)	(27,988)		(2,818)		(2,189)		(8,210)	(5,622)	(7,670)
Net Increase (Decrease)	$(31,398) $		(123,925)		$(29,280)		$114,955	$353,003		$(1,417	) $	1,718		$14,391	$10,382	$25,667
Shares:
Sold	18,146		311		4,405		15,152	28,637		100		284		1,684	1,199	2,481
Reinvested	2,324		193		500		935	584		6		10		44	38	85
Redeemed	(22,892)		(9,942)		(7,156)		(7,139)	(2,115)		(215)		(164)		(626)	(428)	(597)
Net Increase (Decrease)	(2,422)		(9,438)		(2,251)		8,948	27,106		(109)		130		1,102	809	1,969

Distributions:
Period Ended April 30, 2013
From net investment
income	$(23,477	$)	(1,500)		$(5,824	) $	(10,276)	$(9,957	) $	(50	) $	(116	) $	(593)	$(484)	$(1,057)
From net realized gain
on investments	–		–		–		–	–		–		–		–	–	–
Total Dividends and
Distributions	$(23,477)		$(1,500)		$(5,824	) $	(10,276)	$(9,957	) $	(50	) $	(116	) $	(593)	$(484)	$(1,057)
Year Ended October 31, 2012
From net investment
income	$(31,467)		$(2,567)		$(6,801	) $	(11,909)	$(7,612	) $	(72	) $	(133	) $	(573)	$(497)	$(1,091)
From net realized gain
on investments	–		–		–		–	–		–		–		–	–	–
Total Dividends and
Distributions	$(31,467)		$(2,567)		$(6,801	) $	(11,909)	$(7,612	) $	(72	) $	(133	) $	(573)	$(497)	$(1,091)

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Conservative Balanced Portfolio

											Period Ended			Year Ended
											April 30, 2013			October 31, 2012
Operations
Net investment income (loss)											$		17,910	$24,370
Net realized gain (loss) on investments													3,618	7,340
Change in unrealized appreciation/depreciation of investments													66,494	62,217
Net Increase (Decrease) in Net Assets Resulting from Operations													88,022	93,927

Dividends and Distributions to Shareholders
From net investment income												(18,546)		(23,747)
From net realized gain on investments													(6,918)	(4,616)
Total Dividends and Distributions												(25,464)		(28,363)

Capital Share Transactions
Net increase (decrease) in capital share transactions													72,367	243,653
Total increase (decrease) in net assets												134,925		309,217

Net Assets
Beginning of period											1,231,145			921,928
End of period (including undistributed net investment income as set forth below)											$1,366,070			$1,231,145
Undistributed (overdistributed) net investment income (loss)											$		1,311	$1,947

	Class A		Class B		Class C	Class J	Institutional	R-1	R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$44,514		$565		$18,745	$71,879	$18,903	$714	$1,105		$1,790		$4,998	$5,633
Reinvested	7,673		477		2,933	7,507	5,319	74	42		412		243	419
Redeemed	(42,434)		(9,168)		(15,520)	(31,065)	(10,581)	(219)	(479)		(7,893)		(2,419)	(1,800)
Net Increase (Decrease)	$9,753		$(8,126	) $	6,158	$48,321	$13,641	$569	$668		$(5,691	) $	2,822	$4,252
Shares:
Sold	3,896		50		1,653	6,367	1,667	64	96		159		444	498
Reinvested	680		42		262	672	474	7	4		37		22	37
Redeemed	(3,719)		(802)		(1,372)	(2,750)	(939)	(20)	(43)		(700)		(215)	(158)
Net Increase (Decrease)	857		(710)		543	4,289	1,202	51	57		(504)		251	377
Year Ended October 31, 2012
Dollars:
Sold	$82,586		$1,639		$25,972	$117,925	$146,056	$893	$1,155		$9,157		$8,211	$10,392
Reinvested	9,692		810		3,439	8,171	4,064	85	72		465		224	428
Redeemed	(67,014)		(22,570)		(28,667)	(40,075)	(16,203)	(689)	(1,950)		(3,951)		(2,086)	(4,578)
Net Increase (Decrease)	$25,264	$(20,121)			$744	$86,021	$133,917	$289	$(723	) $	5,671		$6,349	$6,242
Shares:
Sold	7,602		152		2,406	10,974	13,529	83	106		846		766	965
Reinvested	906		77		326	770	379	8	7		44		21	40
Redeemed	(6,165)		(2,085)		(2,673)	(3,722)	(1,494)	(64)	(180)		(370)		(192)	(418)
Net Increase (Decrease)	2,343		(1,856)		59	8,022	12,414	27	(67)		520		595	587

Distributions:
Period Ended April 30, 2013
From net investment income	$(5,768)		$(321)		$(2,061)	$(5,534)	$(3,999)	$(51)	$(30	) $	(291)		$(179)	$(312)
From net realized gain
on investments	(2,115)		(173)		(1,002)	(1,981)	(1,320)	(23)	(12)		(121)		(64)	(107)
Total Dividends and Distributions	$(7,883	) $	(494)		$(3,063)	$(7,515)	$(5,319)	$(74)	$(42)		$(412)	)$	(243)	$(419)
Year Ended October 31, 2012
From net investment income	$(8,596)		$(634)		$(2,891)	$(6,951)	$(3,590)	$(69)	$(57)		$(389)		$(199)	$(371)
From net realized gain
on investments	(1,662)		(237)		(823)	(1,229)	(476)	(16)	(15)		(76)		(25)	(57)
Total Dividends and Distributions $ (10,258)			$(871)		$(3,714)	$(8,180)	$(4,066)	$(85)	$(72	) $	(465)		$(224)	$(428)

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												SAM Conservative Growth Portfolio

												Period Ended		Year Ended
												April 30, 2013		October 31, 2012
Operations
Net investment income (loss)												$	31,986	$26,668
Net realized gain (loss) on investments													18,519	31,469
Change in unrealized appreciation/depreciation of investments												248,610		185,154
Net Increase (Decrease) in Net Assets Resulting from Operations												299,115		243,291

Dividends and Distributions to Shareholders
From net investment income													(37,712)	(28,359)
Total Dividends and Distributions													(37,712)	(28,359)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(22,842)	113,709
Total increase (decrease) in net assets												238,561		328,641

Net Assets
Beginning of period												2,556,232		2,227,591
End of period (including undistributed net investment income as set forth below)												$2,794,793		$2,556,232
Undistributed (overdistributed) net investment income (loss)												$	3,515	$9,241

	Class A	Class B		Class C		Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$77,277	$1,060		$21,588		$46,284	$20,508	$386		$1,373		$2,085	$3,042	$6,306
Reinvested	17,968	542		3,838		5,397	7,934	44		70		263	246	872
Redeemed	(111,104)	(39,268)		(37,133)		(27,235)	(14,615)	(494)		(664)		(3,288)	(3,240)	(2,884)
Net Increase (Decrease)	$(15,859) $	(37,666)		$(11,707)		$24,446	$13,827	$(64)		$779		$(940)	$48	$4,294
Shares:
Sold	5,006	72		1,474		3,091	1,349	26		91		139	203	421
Reinvested	1,212	38		272		374	545	3		5		18	17	60
Redeemed	(7,261)	(2,630)		(2,552)		(1,824)	(984)	(33)		(45)		(218)	(218)	(193)
Net Increase (Decrease)	(1,043)	(2,520)		(806)		1,641	910	(4)		51		(61)	2	288
Year Ended October 31, 2012
Dollars:
Sold	$143,365	$1,144		$29,703		$85,344	$247,453	$869		$2,516		$8,171	$9,482	$21,292
Reinvested	15,948	814		3,163		3,788	2,885	34		65		192	173	517
Redeemed	(212,548)	(96,033)		(76,750)		(34,958)	(20,275)	(1,090)		(2,662)		(3,940)	(6,113)	(8,840)
Net Increase (Decrease)	$(53,235)	$(94,075)		$(43,884)		$54,174	$230,063	$(187	) $	(81	) $	4,423	$3,542	$12,969
Shares:
Sold	10,182	85		2,218		6,203	17,857	63		183		587	691	1,529
Reinvested	1,203	63		250		293	222	3		5		15	13	40
Redeemed	(15,086)	(7,080)		(5,737)		(2,540)	(1,436)	(81)		(188)		(285)	(441)	(649)
Net Increase (Decrease)	(3,701)	(6,932)		(3,269)		3,956	16,643	(15)		–		317	263	920

Distributions:
Period Ended April 30, 2013
From net investment
income	$(18,292)	$(553	) $	(4,028	) $	(5,407)	$(7,937)	$(44)		$(70)		$(263)	$(246)	$(872)
From net realized gain
on investments	–	–		–		–	–	–		–		–	–	–
Total Dividends and Distributions	$ (18,292)	$(553	) $	(4,028	) $	(5,407)	$(7,937)	$(44)		$(70)		$(263)	$(246)	$(872)
Year Ended October 31, 2012
From net investment
income	$(16,449)	$(844)		$(3,404)		$(3,792)	$(2,889)	$(34)		$(65)		$(192)	$(173)	$(517)
From net realized gain
on investments	–	–		–		–	–	–		–		–	–	–
Total Dividends and Distributions	$(16,449)	$(844	) $	(3,404	) $	(3,792)	$(2,889)	$(34)		$(65)		$(192)	$(173)	$(517)

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Flexible Income Portfolio

									Period Ended		Year Ended
									April 30, 2013		October 31, 2012
Operations
Net investment income (loss)									$	24,862	$37,841
Net realized gain (loss) on investments										2,850	15,515
Change in unrealized appreciation/depreciation of investments										60,131	60,190
Net Increase (Decrease) in Net Assets Resulting from Operations										87,843	113,546

Dividends and Distributions to Shareholders
From net investment income									(26,236)		(36,793)
From net realized gain on investments									(14,282)		(1,585)
Total Dividends and Distributions									(40,518)		(38,378)

Capital Share Transactions
Net increase (decrease) in capital share transactions									182,208		301,406
Total increase (decrease) in net assets									229,533		376,574

Net Assets
Beginning of period									1,499,544		1,122,970
End of period (including undistributed net investment income as set forth below)									$1,729,077		$1,499,544
Undistributed (overdistributed) net investment income (loss)									$	(99)	$1,275

	Class A	Class B		Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$109,163	$1,080		$38,701	$117,845	$16,901	$355	$403	$1,579	$5,761	$3,138
Reinvested	16,399	768		5,083	12,095	4,740	23	43	233	229	376
Redeemed	(63,930)	(10,448)		(24,870)	(35,917)	(13,874)	(138)	(269)	(1,212)	(871)	(1,178)
Net Increase (Decrease)	$61,632	$(8,600	) $	18,914	$94,023	$7,767	$240	$177	$600	$5,119	$2,336
Shares:
Sold	9,041	89		3,229	9,825	1,400	30	33	132	481	261
Reinvested	1,366	64		427	1,014	396	2	4	19	19	31
Redeemed	(5,294)	(863)		(2,079)	(2,995)	(1,155)	(12)	(22)	(100)	(73)	(98)
Net Increase (Decrease)	5,113	(710)		1,577	7,844	641	20	15	51	427	194
Year Ended October 31, 2012
Dollars:
Sold	$153,369	$3,070		$57,373	$174,989	$114,359	$264	$963	$4,695	$4,043	$10,394
Reinvested	16,724	1,100		4,550	10,723	3,278	21	40	222	181	296
Redeemed	(111,722)	(31,455)		(37,658)	(55,310)	(14,321)	(311)	(630)	(2,737)	(1,976)	(3,128)
Net Increase (Decrease)	$58,371	$(27,285)		$24,265	$130,402	$103,316	$(26)	$373	$2,180	$2,248	$7,562
Shares:
Sold	13,161	263		4,966	15,135	9,809	23	83	408	350	899
Reinvested	1,445	96		397	930	281	2	3	19	16	25
Redeemed	(9,606)	(2,711)		(3,275)	(4,786)	(1,227)	(27)	(54)	(236)	(170)	(269)
Net Increase (Decrease)	5,000	(2,352)		2,088	11,279	8,863	(2)	32	191	196	655

Distributions:
Period Ended April 30, 2013
From net investment income	$(10,920)	$(436)		$(3,106)	$(8,006)	$(3,172)	$(14)	$(27)	$(149)	$(158)	$(248)
From net realized gain
on investments	(5,809)	(349)		(2,134)	(4,113)	(1,569)	(9)	(16)	(84)	(71)	(128)
Total Dividends and Distributions	$(16,729)	$(785)		$(5,240)	$(12,119)	$(4,741)	$(23)	$(43)	$(233)	$(229)	$(376)
Year Ended October 31, 2012
From net investment income	$(16,828)	$(1,071)		$(4,613)	$(10,350)	$(3,197)	$(20)	$(38)	$(213)	$(175)	$(288)
From net realized gain
on investments	(723)	(83)		(265)	(401)	(87)	(1)	(2)	(9)	(6)	(8)
Total Dividends and Distributions	$(17,551)	$(1,154)		$(4,878)	$(10,751)	$(3,284)	$(21)	$(40)	$(222	$(181)	$(296)

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SAM Strategic Growth Portfolio

													Period Ended				Year Ended
													April 30, 2013				October 31, 2012
Operations
Net investment income (loss)													$18,646				$8,766
Net realized gain (loss) on investments													15,976				21,089
Change in unrealized appreciation/depreciation of investments													177,591				126,504
Net Increase (Decrease) in Net Assets Resulting from Operations													212,213				156,359

Dividends and Distributions to Shareholders
From net investment income													(17,084)				(8,586)
Total Dividends and Distributions													(17,084)				(8,586)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(22,614)				11,040
Total increase (decrease) in net assets													172,515				158,813

Net Assets
Beginning of period													1,567,699				1,408,886
End of period (including undistributed net investment income as set forth below)													$1,740,214				$1,567,699
Undistributed (overdistributed) net investment income (loss)													$		8,935		$7,373

	Class A		Class B		Class C	Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$53,704		$355		$11,337	$25,689	$13,456		$545		$1,040		$2,517		$7,836		$2,918
Reinvested	9,063		106		1,426	2,452	3,223		26		23		153		90		281
Redeemed	(71,348)		(27,871)		(24,897)	(15,989)	(11,211)		(154)		(247)		(3,179)		(1,627)		(2,331)
Net Increase (Decrease)	$(8,581)		$(27,410)		$(12,134)	$12,152	$5,468		$417		$816		$(509	) $	6,299		$868
Shares:
Sold	3,133		22		705	1,541	794		33		61		150		473		175
Reinvested	554		7		93	153	201		2		1		10		5		17
Redeemed	(4,209)		(1,734)		(1,560)	(968)	(685)		(9)		(15)		(193)		(99)		(141)
Net Increase (Decrease)	(522)		(1,705)		(762)	726	310		26		47		(33)		379		51
Year Ended October 31, 2012
Dollars:
Sold	$97,646		$769		$18,300	$42,593	$126,523		$660		$1,471		$4,936		$3,524		$7,371
Reinvested	5,639		–		195	1,360	934		11		12		72		50		127
Redeemed	(136,735)		(66,596)		(46,940)	(27,866)	(13,221)		(1,256)		(1,262)		(2,238)		(2,206)		(2,833)
Net Increase (Decrease)	$ (33,450)		$(65,827)		$(28,445)	$16,087	$114,236		$(585	) $	221		$2,770		$1,368		$4,665
Shares:
Sold	6,330		52		1,265	2,817	8,359		43		98		323		236		484
Reinvested	391		–		14	97	66		1		1		5		3		9
Redeemed	(8,865)		(4,611)		(3,256)	(1,846)	(867)		(84)		(81)		(151)		(144)		(189)
Net Increase (Decrease)	(2,144)		(4,559)		(1,977)	1,068	7,558		(40)		18		177		95		304

Distributions:
Period Ended April 30, 2013
From net investment
income	$(9,213	) $	(108	) $	(1,508)	$(2,452)	$(3,230)		$(26)		$(23	) $	(153	) $	(90	) $	(281)
From net realized gain
on investments	–		–		–	–	–		–		–		–		–		–
Total Dividends and Distributions	$(9,213	) $	(108	) $	(1,508)	$(2,452)	$(3,230	) $	(26	) $	(23	) $	(153	) $	(90	) $	(281)
Year Ended October 31, 2012
From net investment
income	$(5,800	) $	–		$(211)	$(1,362)	$(941)		$(11)		$(12	) $	(72	) $	(50	) $	(127)
From net realized gain
on investments	–		–		–	–	–		–		–		–		–		–
Total Dividends and Distributions	$(5,800	) $	–		$(211)	$(1,362)	$(941	) $	(11	) $	(12	) $	(72	) $	(50	) $	(127)

See accompanying notes.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Class B shares of the Funds are no longer available for purchase. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Management Corporation (the “Manager”).

In addition to the expenses that each of the Funds bears directly, each of the Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2013, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2013, no funds borrowed from or loaned to the Facility.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended April 30, 2013.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of April 30, 2013 there were no significant transfers between Level 1 and Level 2 and 100% of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A and Class B shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A and Class B shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2012 through April 30, 2013
	Class A	Class B	Class C	Expiration Date
Principal LifeTime 2010 Fund	.41%	N/A	N/A	February 28, 2014
Principal LifeTime 2020 Fund	.41	1.16%	N/A	February 28, 2014
Principal LifeTime 2030 Fund	.41	1.16	N/A	February 28, 2014
Principal LifeTime 2040 Fund	.41	1.16	N/A	February 28, 2014
Principal LifeTime 2050 Fund	.41	1.16	N/A	February 28, 2014
Principal LifeTime Strategic Income Fund	.41	1.16	N/A	February 28, 2014
SAM Balanced Portfolio	N/A	1.70	N/A	February 28, 2014
SAM Conservative Balanced Portfolio	.63	1.38	1.38%	February 28, 2014
SAM Conservative Growth Portfolio	N/A	1.71	N/A	February 28, 2014
SAM Flexible Income Portfolio	N/A	1.69	N/A	February 28, 2014
SAM Strategic Growth Portfolio	N/A	1.75	N/A	February 28, 2014

For the period November 1, 2012 through February 28, 2013, the Manager voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) attributable to Institutional class shares of certain of the Funds. The reductions and reimbursements were in amounts that maintained total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit terminated on February 28, 2013. The operating expense limits were as follows:

	Expense Limit		Expense Limit
SAM Balanced Portfolio	.40%	SAM Flexible Income Portfolio	.40%
SAM Conservative Balanced Portfolio	.40	SAM Strategic Growth Portfolio	.40
SAM Conservative Growth Portfolio	.40

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares through February 28, 2014. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2013, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Principal LifeTime 2010 Fund	$14	N/A	N/A	$21
Principal LifeTime 2020 Fund	104	$—	N/A	59
Principal LifeTime 2030 Fund	134	1	N/A	87
Principal LifeTime 2040 Fund	108	2	N/A	59
Principal LifeTime 2050 Fund	67	—	N/A	18
Principal LifeTime Strategic Income Fund	17	—	N/A	11
SAM Balanced Portfolio	748	13	$19	93
SAM Conservative Balanced Portfolio	370	5	5	62
SAM Conservative Growth Portfolio	504	17	11	42
SAM Flexible Income Portfolio	430	6	19	80
SAM Strategic Growth Portfolio	363	14	15	34

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

Affiliated Ownership. At April 30, 2013, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

Institutional
Principal LifeTime 2010 Fund	75,693
Principal LifeTime 2020 Fund	250,129
Principal LifeTime 2030 Fund	247,258
Principal LifeTime 2040 Fund	153,952
Principal LifeTime 2050 Fund	80,829
Principal LifeTime Strategic Income Fund	44,193
SAM Balanced Portfolio	45,067
SAM Conservative Balanced Portfolio	21,987
SAM Conservative Growth Portfolio	27,846
SAM Flexible Income Portfolio	13,432
SAM Strategic Growth Portfolio	12,402

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

6. Capital Share Transactions

The following table reflects the conversion of Class B shares into Class A shares (reflected in the statement of changes in net assets as Class B shares and dollars redeemed and as Class A dollars sold) for the period ended April 30, 2013 (amounts in thousands).

	Shares	Dollars
Principal LifeTime 2020 Fund	71	$931
Principal LifeTime 2030 Fund	39	512
Principal LifeTime 2040 Fund	33	433
Principal LifeTime 2050 Fund	5	63
Principal LifeTime Strategic Income Fund	1	15
SAM Balanced Portfolio	1,270	18,020
SAM Conservative Balanced Portfolio	300	3,433
SAM Conservative Growth Portfolio	1,152	17,221
SAM Flexible Income Portfolio	251	3,036
SAM Strategic Growth Portfolio	766	12,343

7. Investment Transactions

For the period ended April 30, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Principal LifeTime 2010 Fund	$155,604	$208,349	SAM Balanced Portfolio	$141,866	$87,899
Principal LifeTime 2020 Fund	1,057,570	937,328	SAM Conservative Balanced Portfolio	88,018	18,624
Principal LifeTime 2030 Fund	852,994	688,267	SAM Conservative Growth Portfolio	71,705	87,541
Principal LifeTime 2040 Fund	587,944	470,303	SAM Flexible Income Portfolio	180,366	10,194
Principal LifeTime 2050 Fund	287,399	170,380	SAM Strategic Growth Portfolio	50,542	61,990
Principal LifeTime Strategic Income Fund	95,316	69,269

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2013 and October 31, 2012 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2013	2012		2013	2012	*
Principal LifeTime 2010 Fund	$39,103	$38,883	$	— $	—
Principal LifeTime 2020 Fund	124,847	108,020		—	—
Principal LifeTime 2030 Fund	112,077	97,326		—	—
Principal LifeTime 2040 Fund	66,204	53,315		—	—
Principal LifeTime 2050 Fund	28,890	21,014		—	—
Principal LifeTime Strategic Income Fund	19,423	19,067		—	—
SAM Balanced Portfolio	53,334	62,722		—	—
SAM Conservative Balanced Portfolio	18,968	23,747		6,496	4,616
SAM Conservative Growth Portfolio	37,712	28,359		—	—
SAM Flexible Income Portfolio	26,249	36,793		14,269	1,585
SAM Strategic Growth Portfolio	17,084	8,586		—	—

* The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2012, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Principal LifeTime 2010 Fund	$10,700	$—
Principal LifeTime 2020 Fund	17,814	—
Principal LifeTime 2030 Fund	8,598	—
Principal LifeTime 2040 Fund	2,692	—
Principal LifeTime 2050 Fund	871	—
Principal LifeTime Strategic Income Fund	6,657	—
SAM Balanced Portfolio	2,343	—
SAM Conservative Balanced Portfolio	2,367	6,490
SAM Conservative Growth Portfolio	9,241	—
SAM Flexible Income Portfolio	1,280	14,264
SAM Strategic Growth Portfolio	7,373	—

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2012, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
	2017	2018		2019	Total
Principal LifeTime 2010 Fund	$16,729	$105,649	$	— $	122,378
Principal LifeTime 2020 Fund	—	144,100		—	144,100
Principal LifeTime 2030 Fund	—	114,800		—	114,800
Principal LifeTime 2040 Fund	—	31,799		—	31,799
Principal LifeTime 2050 Fund	—	8,387		—	8,387
Principal LifeTime Strategic Income Fund	17,227	32,135		—	49,362
SAM Balanced Portfolio	69,703	20,658		—	90,361
SAM Conservative Growth Portfolio	60,616	39,080		—	99,696
SAM Strategic Growth Portfolio	67,328	31,419		6,329	105,076

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

8. Federal Tax Information (Continued)

As of October 31, 2012, the following funds utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Principal LifeTime 2010 Fund	$50,705
Principal LifeTime 2020 Fund	85,051
Principal LifeTime 2030 Fund	56,948
Principal LifeTime 2040 Fund	39,117
Principal LifeTime 2050 Fund	17,507
Principal LifeTime Strategic Income Fund	7,810
SAM Balanced Portfolio	38,897
SAM Conservative Growth Portfolio	30,069
SAM Strategic Growth Portfolio	17,806

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2012, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2012, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain on
	Investment Income	Investments	Paid in Capital
SAM Conservative Growth Portfolio	$3	$—	$(3)
SAM Flexible Income Portfolio	—	(413)	413

Federal Income Tax Basis. At April 30, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes
Principal LifeTime 2010 Fund	$190,078	$(31,105)	$158,973	$1,575,221
Principal LifeTime 2020 Fund	809,908	(108,594)	701,314	5,432,226
Principal LifeTime 2030 Fund	877,520	(111,363)	766,157	5,072,488
Principal LifeTime 2040 Fund	607,301	(66,377)	540,924	3,084,977
Principal LifeTime 2050 Fund	276,689	(36,868)	239,821	1,414,409
Principal LifeTime Strategic Income Fund	71,226	(3,947)	67,279	757,374
SAM Balanced Portfolio	768,171	(1,319)	766,852	3,437,453
SAM Conservative Balanced Portfolio	181,097	(322)	180,775	1,184,851
SAM Conservative Growth Portfolio	584,012	(1,480)	582,532	2,214,575
SAM Flexible Income Portfolio	180,972	(1,181)	179,791	1,546,530
SAM Strategic Growth Portfolio	397,443	(2,355)	395,088	1,347,033

9. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

29

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.32%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.32%
Bond & Mortgage Securities Fund (a)	17,690,262	$197,070
Bond Market Index Fund (a)	13,837,731	154,014
Core Plus Bond Fund I (a)	17,318,257	198,987
Diversified International Fund (a)	6,981,495	77,355
Diversified Real Asset Fund (a)	5,238,257	64,012
Equity Income Fund (a)	4,158,268	91,523
Global Diversified Income Fund (a)	6,174,459	89,838
Global Multi-Strategy Fund (a)	4,360,320	46,481
Global Opportunities Fund (a),(b)	1,771,405	19,733
High Yield Fund I (a)	4,460,115	48,749
Inflation Protection Fund (a)	8,903,029	82,531
International Emerging Markets Fund (a)	1,078,378	27,693
LargeCap Growth Fund I (a)	9,944,336	107,598
LargeCap S&P 500 Index Fund (a)	6,762,162	75,939
LargeCap Value Fund (a)	3,296,461	40,612
LargeCap Value Fund I (a)	5,050,729	66,619
MidCap Fund (a)	4,579,510	82,019
Overseas Fund (a)	7,136,152	77,927
Short-Term Income Fund (a)	11,156,111	137,443
SmallCap Growth Fund I (a),(b)	1,936,809	23,397
SmallCap Value Fund II (a)	2,096,413	24,654
		$1,734,194
TOTAL INVESTMENT COMPANIES		$1,734,194
Total Investments		$1,734,194
Liabilities in Excess of Other Assets, Net - (0.32)%		$(5,455)
TOTAL NET ASSETS - 100.00%		$1,728,739

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.36%
Domestic Equity Funds	29.64%
International Equity Funds	11.73%
Specialty Funds	11.59%
Liabilities in Excess of Other Assets, Net	(0.32)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

30

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	17,438,103	$188,136	1,597,630	$17,735	1,345,471	$14,875	17,690,262	$191,075
Bond Market Index Fund	14,499,995	155,118	640,312	7,078	1,302,576	14,415	13,837,731	147,822
Core Plus Bond Fund I	16,551,657	174,338	2,071,275	23,680	1,304,675	14,875	17,318,257	183,249
Diversified International Fund	6,754,072	95,359	745,259	7,846	517,836	5,388	6,981,495	97,954
Diversified Real Asset Fund	5,363,855	55,306	315,259	3,729	440,857	5,258	5,238,257	53,978
Equity Income Fund	4,557,042	86,570	150,728	3,078	549,502	11,482	4,158,268	78,897
Global Diversified Income Fund	6,282,506	72,213	361,282	5,091	469,329	6,633	6,174,459	70,750
Global Multi-Strategy Fund	2,160,248	21,602	2,456,937	26,103	256,865	2,702	4,360,320	45,083
Global Opportunities Fund	—	—	1,806,247	19,320	34,842	375	1,771,405	18,947
High Yield Fund I	4,239,172	40,605	548,750	5,927	327,807	3,550	4,460,115	43,037
Inflation Protection Fund	9,391,214	75,856	224,525	2,071	712,710	6,572	8,903,029	71,878
International Emerging Markets Fund	1,117,565	30,926	34,996	898	74,183	1,911	1,078,378	29,901
International Equity Index Fund	1,751,034	16,318	62,675	638	1,813,709	19,308	—	—
International Fund I	2,842,695	44,364	67,961	761	2,910,656	34,015	—	—
LargeCap Growth Fund I	10,943,485	87,523	709,282	7,157	1,708,431	17,929	9,944,336	78,582
LargeCap S&P 500 Index Fund	7,002,076	72,701	266,489	2,730	506,403	5,258	6,762,162	70,181
LargeCap Value Fund	3,404,034	32,914	130,408	1,455	237,981	2,700	3,296,461	31,609
LargeCap Value Fund I	6,089,677	69,403	225,551	2,703	1,264,499	16,087	5,050,729	55,270
MidCap Fund	4,704,356	69,667	206,212	3,332	331,058	5,430	4,579,510	67,792
Overseas Fund	6,900,517	62,166	752,628	7,884	516,993	5,389	7,136,152	64,769
Short-Term Income Fund	11,724,727	140,888	318,765	3,917	887,381	10,901	11,156,111	134,008
SmallCap Growth Fund I	1,920,923	19,850	158,747	1,775	142,861	1,648	1,936,809	19,985
SmallCap Value Fund II	2,183,265	17,034	64,258	696	151,110	1,648	2,096,413	16,320

		$1,628,857		$155,604		$208,349		$1,571,087

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,389			$79			$—
Bond Market Index Fund		3,411			41			75
Core Plus Bond Fund I		6,224			106			2,228
Diversified International Fund		1,449			137			—
Diversified Real Asset Fund		871			201			1,538
Equity Income Fund		1,461			731			—
Global Diversified Income Fund		2,853			79			511
Global Multi-Strategy Fund		305			80			—
Global Opportunities Fund		—			2			—
High Yield Fund I		4,461			55			801
Inflation Protection Fund		420			523			—
International Emerging Markets Fund		424			(12)			—
International Equity Index Fund		529			2,352			—
International Fund I		597			(11,110)			—
LargeCap Growth Fund I		606			1,831			4,615
LargeCap S&P 500 Index Fund		1,410			8			—
LargeCap Value Fund		784			(60)			—
LargeCap Value Fund I		1,460			(749)			—
MidCap Fund		958			223			1,020
Overseas Fund		1,486			108			—
Short-Term Income Fund		1,176			104			—
SmallCap Growth Fund I		—			8			1,368
SmallCap Value Fund II		289			238			—
		$33,563			$(5,025)			$12,156
Amounts in thousands except shares

See accompanying notes.

31

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.19%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.19%
Bond & Mortgage Securities Fund (a)	51,900,207	$578,168
Bond Market Index Fund (a)	38,938,316	433,384
Core Plus Bond Fund I (a)	50,475,570	579,964
Diversified International Fund (a)	32,311,398	358,010
Diversified Real Asset Fund (a)	15,215,109	185,929
Equity Income Fund (a)	8,452,348	186,036
Global Diversified Income Fund (a)	9,435,388	137,285
Global Multi-Strategy Fund (a)	11,427,369	121,816
Global Opportunities Fund (a),(b)	24,377,314	271,563
Global Real Estate Securities Fund (a)	24,934,210	230,641
High Yield Fund I (a)	7,858,505	85,894
Inflation Protection Fund (a)	19,485,379	180,630
International Emerging Markets Fund (a)	7,090,832	182,093
LargeCap Growth Fund (a)	10,478,571	104,681
LargeCap Growth Fund I (a)	48,572,834	525,558
LargeCap S&P 500 Index Fund (a)	35,418,812	397,753
LargeCap Value Fund (a)	20,984,682	258,531
LargeCap Value Fund I (a)	32,805,056	432,699
MidCap Fund (a)	4,733,757	84,782
MidCap Growth Fund III (a)	9,643,763	116,979
MidCap Value Fund III (a)	7,024,250	115,689
Overseas Fund (a)	32,319,799	352,932
SmallCap Growth Fund I (a),(b)	8,484,268	102,490
SmallCap Value Fund II (a)	9,356,583	110,033
		$6,133,540
TOTAL INVESTMENT COMPANIES		$6,133,540
Total Investments		$6,133,540
Liabilities in Excess of Other Assets, Net - (0.19)%		$(11,845)
TOTAL NET ASSETS - 100.00%		$6,121,695

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		39.78%
Fixed Income Funds		30.34%
International Equity Funds		22.80%
Specialty Funds		7 .27%
Liabilities in Excess of Other Assets, Net		(0.19)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

32

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	47,589,055	$510,852	6,306,286	$69,812	1,995,134	$22,056	51,900,207	$558,626
Bond Market Index Fund	38,423,158	411,183	2,435,433	26,907	1,920,275	21,262	38,938,316	416,835
Core Plus Bond Fund I	43,602,885	465,752	8,807,440	100,359	1,934,755	22,056	50,475,570	544,116
Diversified International Fund	26,355,554	374,317	7,098,830	74,917	1,142,986	11,830	32,311,398	437,455
Diversified Real Asset Fund	13,538,713	142,037	2,286,798	27,300	610,402	7,268	15,215,109	162,085
Equity Income Fund	8,383,593	159,372	426,292	8,781	357,537	7,180	8,452,348	161,048
Global Diversified Income Fund	8,093,558	109,069	1,700,003	24,021	358,173	5,051	9,435,388	128,046
Global Multi-Strategy Fund	6,701,700	67,481	5,136,693	54,547	411,024	4,317	11,427,369	117,745
Global Opportunities Fund	—	—	24,511,895	265,565	134,581	1,441	24,377,314	264,124
Global Real Estate Securities Fund	25,303,023	189,062	2,369,384	19,758	2,738,197	22,934	24,934,210	186,500
High Yield Fund I	8,401,983	76,621	1,218,714	13,161	1,762,192	18,830	7,858,505	71,482
Inflation Protection Fund	15,930,933	138,341	4,332,477	39,760	778,031	7,181	19,485,379	170,967
International Emerging Markets Fund	7,033,537	177,421	341,969	8,792	284,674	7,330	7,090,832	178,880
International Equity Index Fund	17,456,983	161,260	701,144	7,161	18,158,127	196,193	—	—
International Fund I	13,857,617	183,062	399,941	4,496	14,257,558	166,313	—	—
LargeCap Growth Fund	16,070,552	99,076	255,728	2,332	5,847,709	57,020	10,478,571	59,336
LargeCap Growth Fund I	46,647,303	366,298	3,847,569	39,179	1,922,038	19,587	48,572,834	386,027
LargeCap S&P 500 Index Fund	36,222,493	343,892	1,948,507	20,225	2,752,188	29,316	35,418,812	334,816
LargeCap Value Fund	22,323,472	213,963	1,205,320	13,663	2,544,110	30,128	20,984,682	197,636
LargeCap Value Fund I	40,343,703	427,403	2,041,211	24,770	9,579,858	122,018	32,805,056	324,362
MidCap Fund	4,648,389	68,165	291,881	4,784	206,513	3,351	4,733,757	69,633
MidCap Growth Fund III	9,488,458	81,563	575,218	6,504	419,913	4,699	9,643,763	83,368
MidCap Value Fund I	7,884,099	92,770	184,431	2,692	8,068,530	129,540	—	—
MidCap Value Fund III	—	—	7,063,835	113,016	39,585	637	7,024,250	112,379
Overseas Fund	26,663,634	244,067	6,794,989	71,505	1,138,824	11,828	32,319,799	303,733
SmallCap Growth Fund I	8,032,271	75,287	800,455	9,036	348,458	3,981	8,484,268	80,375
SmallCap Value Fund II	9,315,287	72,795	411,149	4,527	369,853	3,981	9,356,583	73,446

		$5,251,109		$1,057,570		$937,328		$5,423,020

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$6,712			$18			$—
Bond Market Index Fund		9,104			7			198
Core Plus Bond Fund I		16,494			61			5,900
Diversified International Fund		5,691			51			—
Diversified Real Asset Fund		2,215			16			3,904
Equity Income Fund		2,739			75			—
Global Diversified Income Fund		3,924			7			662
Global Multi-Strategy Fund		951			34			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		13,402			614			—
High Yield Fund I		8,739			530			1,595
Inflation Protection Fund		717			47			—
International Emerging Markets Fund		2,687			(3)			—
International Equity Index Fund		5,307			27,772			—
International Fund I		2,924			(21,245)			—
LargeCap Growth Fund		1,075			14,948			—
LargeCap Growth Fund I		2,597			137			19,777
LargeCap S&P 500 Index Fund		7,335			15			—
LargeCap Value Fund		5,172			138			—
LargeCap Value Fund I		9,728			(5,793)			—
MidCap Fund		952			35			1,013
MidCap Growth Fund III		358			—			2,256
MidCap Value Fund I		1,435			34,078			—
MidCap Value Fund III		—			—			—
Overseas Fund		5,779			(11)			—
SmallCap Growth Fund I		—			33			5,750
SmallCap Value Fund II		1,241			105			—
		$117,278			$51,669			$41,055
Amounts in thousands except shares

See accompanying notes.

33

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.22%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.22%
Bond & Mortgage Securities Fund (a)	29,489,702	$328,515
Bond Market Index Fund (a)	26,493,816	294,876
Core Plus Bond Fund I (a)	28,700,092	329,764
Diversified International Fund (a)	33,518,915	371,390
Diversified Real Asset Fund (a)	10,415,704	127,280
Global Multi-Strategy Fund (a)	6,300,561	67,164
Global Opportunities Fund (a),(b)	18,592,354	207,119
Global Real Estate Securities Fund (a)	33,158,450	306,716
High Yield Fund I (a)	11,191,535	122,323
Inflation Protection Fund (a)	9,397,184	87,112
International Emerging Markets Fund (a)	8,354,231	214,537
International Equity Index Fund (a)	6,883,905	76,893
LargeCap Growth Fund (a)	18,279,157	182,609
LargeCap Growth Fund I (a)	58,434,768	632,264
LargeCap S&P 500 Index Fund (a)	36,950,508	414,954
LargeCap Value Fund (a)	26,637,946	328,179
LargeCap Value Fund I (a)	44,150,326	582,343
MidCap Growth Fund III (a)	14,785,894	179,353
MidCap Value Fund III (a)	10,811,773	178,070
Overseas Fund (a)	41,708,976	455,462
Preferred Securities Fund (a)	11,750,009	126,195
SmallCap Growth Fund I (a),(b)	9,222,819	111,412
SmallCap Value Fund II (a)	9,703,687	114,115
		$5,838,645
TOTAL INVESTMENT COMPANIES		$5,838,645
Total Investments		$5,838,645
Liabilities in Excess of Other Assets, Net - (0.22)%		$(13,001)
TOTAL NET ASSETS - 100.00%		$5,825,644

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.74%
International Equity Funds	28.02%
Fixed Income Funds	22.13%
Specialty Funds	3 .33%
Liabilities in Excess of Other Assets, Net	(0.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

34

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	27,751,024	$297,502	2,945,466	$32,653	1,206,788	$13,342	29,489,702	$316,820
Bond Market Index Fund	25,904,949	276,151	1,748,388	19,332	1,159,521	12,830	26,493,816	282,648
Core Plus Bond Fund I	26,185,860	281,930	3,685,738	42,106	1,171,506	13,343	28,700,092	310,696
Diversified International Fund	27,684,938	384,780	7,158,945	75,927	1,324,968	13,741	33,518,915	447,097
Diversified Real Asset Fund	9,450,154	100,061	1,396,886	16,661	431,336	5,132	10,415,704	111,593
Global Multi-Strategy Fund	6,089,561	61,408	596,432	6,277	385,432	4,047	6,300,561	63,655
Global Opportunities Fund	—	—	18,748,531	202,501	156,177	1,670	18,592,354	200,833
Global Real Estate Securities Fund	33,965,572	254,968	3,543,428	29,583	4,350,550	38,056	33,158,450	248,513
High Yield Fund I	10,052,995	92,024	1,560,656	16,864	422,116	4,562	11,191,535	104,332
Inflation Protection Fund	9,328,047	82,991	563,637	5,194	494,500	4,562	9,397,184	83,633
International Emerging Markets Fund	8,215,747	200,130	488,475	12,536	349,991	9,043	8,354,231	203,617
International Equity Index Fund	13,195,035	127,484	610,110	6,218	6,921,240	73,874	6,883,905	61,773
International Fund I	3,126,793	47,887	659,673	7,379	3,786,466	44,372	—	—
LargeCap Growth Fund	24,543,552	168,817	963,966	9,007	7,228,361	70,046	18,279,157	114,730
LargeCap Growth Fund I	55,686,021	437,229	5,206,617	53,073	2,457,870	25,089	58,434,768	465,273
LargeCap S&P 500 Index Fund	36,182,247	339,003	2,318,717	24,059	1,550,456	15,966	36,950,508	347,098
LargeCap Value Fund	26,063,948	253,921	1,588,613	17,993	1,014,615	11,403	26,637,946	260,507
LargeCap Value Fund I	47,227,344	501,187	2,735,816	33,192	5,812,834	73,771	44,150,326	459,875
MidCap Growth Fund III	13,845,420	130,588	1,577,316	18,268	636,842	7,145	14,785,894	141,708
MidCap Value Fund I	11,218,560	137,323	307,608	4,469	11,526,168	184,660	—	—
MidCap Value Fund III	—	—	10,876,868	173,299	65,095	1,051	10,811,773	172,248
Overseas Fund	42,468,708	395,398	1,965,206	20,492	2,724,938	28,413	41,708,976	387,417
Preferred Securities Fund	11,334,753	115,461	846,981	8,958	431,725	4,561	11,750,009	119,858
SmallCap Growth Fund I	9,210,733	85,461	980,297	11,079	968,211	11,294	9,222,819	85,655
SmallCap Value Fund II	10,625,099	84,411	535,402	5,874	1,456,814	16,294	9,703,687	76,506

		$4,856,115		$852,994		$688,267		$5,066,085

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$3,900			$7			$—
Bond Market Index Fund		6,168			(5)			135
Core Plus Bond Fund I		9,947			3			3,560
Diversified International Fund		6,007			131			—
Diversified Real Asset Fund		1,554			3			2,738
Global Multi-Strategy Fund		868			17			—
Global Opportunities Fund		—			2			—
Global Real Estate Securities Fund		18,135			2,018			—
High Yield Fund I		10,740			6			1,917
Inflation Protection Fund		422			10			—
International Emerging Markets Fund		3,155			(6)			—
International Equity Index Fund		4,030			1,945			—
International Fund I		736			(10,894)			—
LargeCap Growth Fund		1,647			6,952			—
LargeCap Growth Fund I		3,113			60			23,715
LargeCap S&P 500 Index Fund		7,358			2			—
LargeCap Value Fund		6,064			(4)			—
LargeCap Value Fund I		11,437			(733)			—
MidCap Growth Fund III		525			(3)			3,308
MidCap Value Fund I		2,050			42,868			—
MidCap Value Fund III		—			—			—
Overseas Fund		9,167			(60)			—
Preferred Securities Fund		3,391			—			689
SmallCap Growth Fund I		—			409			6,627
SmallCap Value Fund II		1,422			2,515			—
		$111,836			$45,243			$42,689
Amounts in thousands except shares

See accompanying notes.

35

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.19%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.19%
Bond & Mortgage Securities Fund (a)	8,909,172	$99,249
Bond Market Index Fund (a)	8,634,851	96,106
Core Plus Bond Fund I (a)	8,637,556	99,246
Diversified International Fund (a)	28,119,174	311,561
Diversified Real Asset Fund (a)	5,209,869	63,665
Global Multi-Strategy Fund (a)	3,967,583	42,294
Global Opportunities Fund (a),(b)	7,477,514	83,300
Global Real Estate Securities Fund (a)	21,944,881	202,990
High Yield Fund I (a)	6,748,433	73,760
International Emerging Markets Fund (a)	5,988,501	153,785
International Equity Index Fund (a)	7,166,285	80,047
LargeCap Growth Fund (a)	18,445,080	184,266
LargeCap Growth Fund I (a)	40,868,385	442,196
LargeCap S&P 500 Index Fund (a)	24,830,294	278,844
LargeCap Value Fund (a)	19,313,775	237,946
LargeCap Value Fund I (a)	32,431,949	427,777
MidCap Growth Fund III (a)	9,730,149	118,027
MidCap Value Fund III (a)	6,519,572	107,377
Overseas Fund (a)	28,402,420	310,154
Preferred Securities Fund (a)	5,830,261	62,617
SmallCap Growth Fund I (a),(b)	6,168,686	74,518
SmallCap Value Fund II (a)	6,477,586	76,176
		$3,625,901
TOTAL INVESTMENT COMPANIES		$3,625,901
Total Investments		$3,625,901
Liabilities in Excess of Other Assets, Net - (0.19)%		$(7,009)
TOTAL NET ASSETS - 100.00%		$3,618,892

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.80%
International Equity Funds		31.55%
Fixed Income Funds		11.91%
Specialty Funds		2 .93%
Liabilities in Excess of Other Assets, Net		(0.19)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

36

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	8,707,486	$93,047	638,022	$7,051	436,336	$4,825	8,909,172	$95,274
Bond Market Index Fund	8,446,329	90,877	550,066	6,090	361,544	4,007	8,634,851	92,961
Core Plus Bond Fund I	8,183,610	87,929	876,929	10,002	422,983	4,827	8,637,556	93,105
Diversified International Fund	21,734,595	279,628	7,462,871	78,630	1,078,292	11,189	28,119,174	347,078
Diversified Real Asset Fund	4,622,107	49,114	820,468	9,794	232,706	2,773	5,209,869	56,135
Global Multi-Strategy Fund	3,813,798	38,536	397,999	4,187	244,214	2,565	3,967,583	40,165
Global Opportunities Fund	—	—	7,620,394	81,784	142,880	1,530	7,477,514	80,254
Global Real Estate Securities Fund	20,989,517	156,685	2,466,701	20,625	1,511,337	12,663	21,944,881	164,706
High Yield Fund I	6,032,874	56,270	999,793	10,811	284,234	3,080	6,748,433	64,002
International Emerging Markets Fund	5,858,821	137,608	397,038	10,178	267,358	6,906	5,988,501	140,878
International Equity Index Fund	10,254,369	99,442	506,790	5,161	3,594,874	38,153	7,166,285	66,343
International Fund I	11,974,901	151,091	453,379	5,072	12,428,280	144,760	—	—
LargeCap Growth Fund	18,701,848	129,770	881,629	8,234	1,138,397	10,780	18,445,080	127,232
LargeCap Growth Fund I	38,740,296	304,375	4,065,302	41,498	1,937,213	19,846	40,868,385	326,024
LargeCap S&P 500 Index Fund	24,188,154	216,229	1,806,016	18,758	1,163,876	12,016	24,830,294	222,970
LargeCap Value Fund	18,810,953	180,534	1,309,309	14,845	806,487	9,089	19,313,775	186,287
LargeCap Value Fund I	33,305,304	351,209	2,256,857	27,409	3,130,212	38,987	32,431,949	339,515
MidCap Growth Fund III	8,277,744	77,464	1,908,796	22,178	456,391	5,135	9,730,149	94,505
MidCap Value Fund I	6,379,147	76,922	226,412	3,285	6,605,559	106,476	—	—
MidCap Value Fund III	—	—	6,574,009	105,988	54,437	881	6,519,572	105,107
Overseas Fund	21,961,454	205,793	7,516,191	79,019	1,075,225	11,189	28,402,420	273,631
Preferred Securities Fund	5,601,343	55,721	447,510	4,733	218,592	2,311	5,830,261	58,143
SmallCap Growth Fund I	6,154,842	56,628	712,194	8,066	698,350	8,157	6,168,686	56,806
SmallCap Value Fund II	6,795,760	53,968	414,371	4,546	732,545	8,158	6,477,586	51,242

		$2,948,840		$587,944		$470,303		$3,082,363

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,226			$1			$—
Bond Market Index Fund		2,013			1			44
Core Plus Bond Fund I		3,112			1			1,113
Diversified International Fund		4,726			9			—
Diversified Real Asset Fund		762			—			1,340
Global Multi-Strategy Fund		544			7			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		11,226			59			—
High Yield Fund I		6,453			1			1,151
International Emerging Markets Fund		2,254			(2)			—
International Equity Index Fund		3,139			(107)			—
International Fund I		2,544			(11,403)			—
LargeCap Growth Fund		1,257			8			—
LargeCap Growth Fund I		2,168			(3)			16,510
LargeCap S&P 500 Index Fund		4,925			(1)			—
LargeCap Value Fund		4,381			(3)			—
LargeCap Value Fund I		8,074			(116)			—
MidCap Growth Fund III		314			(2)			1,979
MidCap Value Fund I		1,167			26,269			—
MidCap Value Fund III		—			—			—
Overseas Fund		4,793			8			—
Preferred Securities Fund		1,681			—			341
SmallCap Growth Fund I		—			269			4,431
SmallCap Value Fund II		911			886			—
		$67,670			$15,882			$26,909
Amounts in thousands except shares

See accompanying notes.

37

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.28%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.28%
Bond & Mortgage Securities Fund (a)	1,918,437	$21,371
Bond Market Index Fund (a)	511,933	5,698
Core Plus Bond Fund I (a)	1,861,450	21,388
Diversified International Fund (a)	14,140,065	156,672
Diversified Real Asset Fund (a)	1,698,121	20,751
Global Multi-Strategy Fund (a)	1,759,456	18,756
Global Opportunities Fund (a),(b)	2,291,091	25,523
Global Real Estate Securities Fund (a)	10,862,493	100,478
High Yield Fund I (a)	3,275,096	35,797
International Emerging Markets Fund (a)	2,929,150	75,221
International Equity Index Fund (a)	4,703,679	52,540
International Fund I (a)	2,256,166	27,119
LargeCap Growth Fund (a)	7,591,037	75,834
LargeCap Growth Fund I (a)	19,623,106	212,322
LargeCap S&P 500 Index Fund (a)	11,925,595	133,924
LargeCap Value Fund (a)	9,151,726	112,749
LargeCap Value Fund I (a)	15,975,551	210,718
MidCap Growth Fund III (a)	4,635,095	56,224
MidCap Value Fund III (a)	3,066,209	50,501
Overseas Fund (a)	12,032,907	131,399
Preferred Securities Fund (a)	3,509,411	37,691
SmallCap Growth Fund I (a),(b)	2,912,036	35,177
SmallCap Value Fund II (a)	3,093,306	36,377
		$1,654,230
TOTAL INVESTMENT COMPANIES		$1,654,230
Total Investments		$1,654,230
Liabilities in Excess of Other Assets, Net - (0.28)%		$(4,665)
TOTAL NET ASSETS - 100.00%		$1,649,565

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.99%
International Equity Funds	34.49%
Fixed Income Funds	7 .40%
Specialty Funds	2 .40%
Liabilities in Excess of Other Assets, Net	(0.28)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

38

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,790,526	$19,240	203,779	$2,251	75,868	$839	1,918,437	$20,652
Bond Market Index Fund	495,747	5,219	29,345	326	13,159	147	511,933	5,398
Core Plus Bond Fund I	1,686,519	18,154	247,467	2,821	72,536	828	1,861,450	20,147
Diversified International Fund	10,445,527	130,303	4,152,008	43,865	457,470	4,737	14,140,065	169,432
Diversified Real Asset Fund	1,543,607	16,281	227,038	2,703	72,524	865	1,698,121	18,119
Global Multi-Strategy Fund	1,604,830	16,210	238,371	2,508	83,745	879	1,759,456	17,839
Global Opportunities Fund	—	—	2,381,930	25,409	90,839	971	2,291,091	24,439
Global Real Estate Securities Fund	9,739,526	72,285	1,501,883	12,586	378,916	3,172	10,862,493	81,701
High Yield Fund I	2,818,184	28,199	564,969	6,112	108,057	1,172	3,275,096	33,140
International Emerging Markets Fund	2,743,792	65,665	296,783	7,634	111,425	2,863	2,929,150	70,436
International Equity Index Fund	5,100,215	50,505	334,064	3,412	730,600	7,738	4,703,679	46,086
International Fund I	5,109,802	62,958	279,586	3,137	3,133,222	36,463	2,256,166	33,799
LargeCap Growth Fund	8,855,684	60,832	647,406	6,062	1,912,053	18,578	7,591,037	49,395
LargeCap Growth Fund I	17,787,857	141,400	2,597,662	26,652	762,413	7,823	19,623,106	160,229
LargeCap S&P 500 Index Fund	11,130,861	99,994	1,240,473	12,926	445,739	4,614	11,925,595	108,305
LargeCap Value Fund	8,567,578	81,304	900,433	10,257	316,285	3,576	9,151,726	87,984
LargeCap Value Fund I	15,279,713	160,822	1,586,805	19,367	890,967	11,024	15,975,551	169,164
MidCap Growth Fund III	3,398,757	30,113	1,414,373	16,566	178,035	2,008	4,635,095	44,671
MidCap Value Fund I	2,856,778	33,940	158,854	2,315	3,015,632	48,205	—	—
MidCap Value Fund III	—	—	3,097,611	49,533	31,402	508	3,066,209	49,025
Overseas Fund	10,680,841	100,270	1,809,501	18,925	457,435	4,738	12,032,907	114,457
Preferred Securities Fund	3,251,893	33,339	366,581	3,881	109,063	1,154	3,509,411	36,066
SmallCap Growth Fund I	2,763,115	26,028	425,976	4,863	277,055	3,239	2,912,036	27,667
SmallCap Value Fund II	3,173,755	25,466	298,618	3,288	379,067	4,239	3,093,306	24,833

		$1,278,527		$287,399		$170,380		$1,412,984

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$257			$—			$—
Bond Market Index Fund		119			—			3
Core Plus Bond Fund I		646			—			231
Diversified International Fund		2,289			1			—
Diversified Real Asset Fund		257			—			451
Global Multi-Strategy Fund		231			—			—
Global Opportunities Fund		—			1			—
Global Real Estate Securities Fund		5,269			2			—
High Yield Fund I		3,049			1			541
International Emerging Markets Fund		1,064			—			—
International Equity Index Fund		1,573			(93)			—
International Fund I		1,094			4,167			—
LargeCap Growth Fund		599			1,079			—
LargeCap Growth Fund I		1,003			—			7,638
LargeCap S&P 500 Index Fund		2,283			(1)			—
LargeCap Value Fund		2,009			(1)			—
LargeCap Value Fund I		3,732			(1)			—
MidCap Growth Fund III		130			—			820
MidCap Value Fund I		528			11,950			—
MidCap Value Fund III		—			—			—
Overseas Fund		2,349			—			—
Preferred Securities Fund		997			—			199
SmallCap Growth Fund I		—			15			2,003
SmallCap Value Fund II		428			318			—
		$29,906			$17,438			$11,886
Amounts in thousands except shares

See accompanying notes.

39

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.17%
Bond & Mortgage Securities Fund (a)	10,455,451	$116,474
Bond Market Index Fund (a)	9,078,410	101,043
Core Plus Bond Fund I (a)	10,199,313	117,190
Diversified International Fund (a)	1,786,904	19,799
Diversified Real Asset Fund (a)	3,165,481	38,682
Equity Income Fund (a)	2,210,003	48,642
Global Diversified Income Fund (a)	3,870,317	56,313
Global Multi-Strategy Fund (a)	2,153,027	22,951
Global Opportunities Fund (a),(b)	629,949	7,018
High Yield Fund I (a)	2,695,257	29,459
Inflation Protection Fund (a)	6,522,024	60,459
International Emerging Markets Fund (a)	217,681	5,590
LargeCap Growth Fund I (a)	2,296,159	24,844
LargeCap S&P 500 Index Fund (a)	1,525,585	17,132
MidCap Fund (a)	1,181,397	21,159
Overseas Fund (a)	1,828,338	19,966
Short-Term Income Fund (a)	8,804,621	108,473
SmallCap Growth Fund I (a),(b)	379,225	4,581
SmallCap Value Fund II (a)	414,813	4,878
		$824,653
TOTAL INVESTMENT COMPANIES		$824,653
Total Investments		$824,653
Liabilities in Excess of Other Assets, Net - (0.17)%		$(1,413)
TOTAL NET ASSETS - 100.00%		$823,240

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		64.76%
Domestic Equity Funds		14.73%
Specialty Funds		14.33%
International Equity Funds		6 .35%
Liabilities in Excess of Other Assets, Net		(0.17)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

40

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	10,246,674	$110,683	813,937	$8,999	605,160	$6,692	10,455,451	$112,990
Bond Market Index Fund	8,811,876	94,467	870,995	9,648	604,461	6,693	9,078,410	97,421
Core Plus Bond Fund I	9,689,788	102,807	1,095,747	12,514	586,222	6,693	10,199,313	108,635
Diversified International Fund	1,487,814	18,451	388,526	4,134	89,436	933	1,786,904	21,654
Diversified Real Asset Fund	3,024,678	31,886	337,230	4,007	196,427	2,349	3,165,481	33,543
Equity Income Fund	2,564,909	48,711	196,294	3,992	551,200	11,805	2,210,003	41,853
Global Diversified Income Fund	3,700,581	40,321	360,435	5,083	190,699	2,703	3,870,317	42,706
Global Multi-Strategy Fund	1,187,499	11,884	1,062,334	11,278	96,806	1,020	2,153,027	22,144
Global Opportunities Fund	—	—	645,433	6,974	15,484	167	629,949	6,807
High Yield Fund I	2,407,717	23,563	439,286	4,755	151,746	1,645	2,695,257	26,673
Inflation Protection Fund	6,448,410	55,861	430,114	3,971	356,500	3,290	6,522,024	56,544
International Emerging Markets Fund	212,847	5,100	18,571	476	13,737	352	217,681	5,224
International Equity Index Fund	343,135	3,282	24,754	252	367,889	3,919	—	—
International Fund I	460,107	6,816	25,462	285	485,569	5,702	—	—
LargeCap Growth Fund I	2,397,158	19,392	271,584	2,763	372,583	3,933	2,296,159	18,389
LargeCap S&P 500 Index Fund	1,616,679	16,129	133,807	1,381	224,901	2,439	1,525,585	15,088
MidCap Fund	1,143,016	16,864	99,333	1,617	60,952	1,011	1,181,397	17,480
Overseas Fund	1,524,758	14,135	393,123	4,143	89,543	933	1,828,338	17,346
Short-Term Income Fund	8,666,996	104,033	668,106	8,209	530,481	6,520	8,804,621	105,724
SmallCap Growth Fund I	353,618	2,842	45,790	518	20,183	235	379,225	3,125
SmallCap Value Fund II	406,941	3,166	29,177	317	21,305	235	414,813	3,250

		$730,393		$95,316		$69,269		$756,596

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,455			$—			$—
Bond Market Index Fund		2,113			(1)			46
Core Plus Bond Fund I		3,702			7			1,323
Diversified International Fund		324			2			—
Diversified Real Asset Fund		500			(1)			880
Equity Income Fund		851			955			—
Global Diversified Income Fund		1,737			5			305
Global Multi-Strategy Fund		170			2			—
Global Opportunities Fund		—			—			—
High Yield Fund I		2,592			—			461
Inflation Protection Fund		293			2			—
International Emerging Markets Fund		82			—			—
International Equity Index Fund		105			385			—
International Fund I		98			(1,399)			—
LargeCap Growth Fund I		135			167			1,025
LargeCap S&P 500 Index Fund		331			17			—
MidCap Fund		236			10			251
Overseas Fund		333			1			—
Short-Term Income Fund		901			2			—
SmallCap Growth Fund I		—			—			255
SmallCap Value Fund II		55			2			—
		$16,013			$156			$4,546
Amounts in thousands except shares

See accompanying notes.

41

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 99.93%
Bond & Mortgage Securities Fund (a)	4,555,789	$50,752
Diversified International Fund (a)	35,076,910	388,652
Equity Income Fund (a)	25,757,741	566,928
Global Diversified Income Fund (a)	4,309,264	62,700
Global Multi-Strategy Fund (a)	9,641,465	102,778
Global Real Estate Securities Fund (a)	5,328,254	49,286
Government & High Quality Bond Fund (a)	35,133,186	398,059
High Yield Fund (a)	10,021,023	80,469
Income Fund (a)	57,442,367	577,296
Inflation Protection Fund (a)	2,763,256	25,615
International Emerging Markets Fund (a)	2,296,938	58,985
LargeCap Blend Fund II (a)	10,832,611	129,991
LargeCap Growth Fund (a)	30,042,774	300,127
LargeCap Growth Fund II (a)	13,597,526	127,817
LargeCap Value Fund (a)	15,701,538	193,443
LargeCap Value Fund III (a)	10,737,904	134,224
MidCap Fund (a)	7,920,553	141,857
MidCap Growth Fund III (a)	2,723,291	33,034
Preferred Securities Fund (a)	5,653,721	60,721
Principal Capital Appreciation Fund (a)	6,258,534	297,343
Short-Term Income Fund (a)	11,199,692	137,980
SmallCap Growth Fund I (a),(b)	10,859,681	131,185
SmallCap Value Fund II (a)	5,593,019	65,774
Small-MidCap Dividend Income Fund (a)	7,235,773	89,289
		$4,204,305
TOTAL INVESTMENT COMPANIES		$4,204,305
Total Investments		$4,204,305
Other Assets in Excess of Liabilities, Net - 0.07%		$2,969
TOTAL NET ASSETS - 100.00%		$4,207,274

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.56%
Fixed Income Funds		31.63%
International Equity Funds		11.81%
Specialty Funds		3 .93%
Other Assets in Excess of Liabilities, Net		0 .07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

42

Schedule of Investments
SAM Balanced Portfolio
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	4,496,066	$49,408	59,723	$660	—	$—	4,555,789	$50,068
Diversified International Fund	34,724,374	331,439	787,863	8,023	435,327	4,559	35,076,910	334,256
Equity Income Fund	26,785,326	410,052	419,368	8,508	1,446,953	28,797	25,757,741	392,533
Global Diversified Income Fund	4,154,046	55,042	252,711	3,569	97,493	1,365	4,309,264	57,246
Global Multi-Strategy Fund	8,978,826	90,814	662,639	6,965	—	—	9,641,465	97,779
Global Real Estate Securities Fund	5,298,920	39,152	333,195	2,752	303,861	2,528	5,328,254	39,420
Government & High Quality Bond	35,442,546	374,663	1,024,127	11,603	1,333,487	15,129	35,133,186	371,354
Fund
High Yield Fund	10,526,564	73,897	475,911	3,741	981,452	7,702	10,021,023	70,099
Income Fund	55,576,028	508,774	2,303,689	22,930	437,350	4,361	57,442,367	527,333
Inflation Protection Fund	2,115,841	17,922	647,415	5,964	—	—	2,763,256	23,886
International Emerging Markets Fund	2,115,339	43,748	181,599	4,693	—	—	2,296,938	48,441
LargeCap Blend Fund II	10,657,803	101,340	236,335	2,546	61,527	708	10,832,611	103,210
LargeCap Growth Fund	29,729,457	182,340	446,230	4,122	132,913	1,267	30,042,774	185,201
LargeCap Growth Fund II	12,995,988	82,428	601,538	5,236	—	—	13,597,526	87,664
LargeCap Value Fund	14,613,046	147,224	1,088,492	12,326	—	—	15,701,538	159,550
LargeCap Value Fund III	11,242,697	96,533	263,946	2,917	768,739	8,687	10,737,904	91,592
MidCap Fund	7,924,782	77,691	210,273	3,326	214,502	3,464	7,920,553	77,687
MidCap Growth Fund III	2,579,429	26,714	143,862	1,614	—	—	2,723,291	28,328
Preferred Securities Fund	5,939,383	43,093	199,320	2,099	484,982	5,109	5,653,721	40,467
Principal Capital Appreciation Fund	6,146,496	198,918	183,231	7,829	71,193	3,187	6,258,534	203,735
Short-Term Income Fund	10,471,345	124,227	728,347	8,953	—	—	11,199,692	133,180
SmallCap Growth Fund I	10,115,023	104,645	779,174	8,671	34,516	415	10,859,681	112,905
SmallCap Value Fund II	5,576,197	54,865	70,989	746	54,167	621	5,593,019	55,042
Small-MidCap Dividend Income Fund	7,049,021	69,996	186,752	2,073	—	—	7,235,773	72,069

		$3,304,925		$141,866		$87,899		$3,363,045

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$634			$—			$—
Diversified International Fund		7,542			(647)			—
Equity Income Fund		8,508			2,770			—
Global Diversified Income Fund		1,916			—			336
Global Multi-Strategy Fund		1,287			—			—
Global Real Estate Securities Fund		2,752			44			—
Government & High Quality Bond Fund		6,291			217			—
High Yield Fund		3,517			163			132
Income Fund		11,553			(10)			—
Inflation Protection Fund		98			—			—
International Emerging Markets Fund		814			—			—
LargeCap Blend Fund II		1,906			32			—
LargeCap Growth Fund		1,994			6			—
LargeCap Growth Fund II		1,074			—			1,616
LargeCap Value Fund		3,424			—			—
LargeCap Value Fund III		2,917			829			—
MidCap Fund		1,610			134			1,716
MidCap Growth Fund III		98			—			619
Preferred Securities Fund		1,676			384			345
Principal Capital Appreciation Fund		4,528			175			2,990
Short-Term Income Fund		1,104			—			—
SmallCap Growth Fund I		—			4			7,296
SmallCap Value Fund II		746			52			—
Small-MidCap Dividend Income Fund		1,513			—			216
		$67,502			$4,153			$15,266
Amounts in thousands except shares

See accompanying notes.

43

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	4,884,258	$54,411
Diversified International Fund (a)	7,570,327	83,879
Equity Income Fund (a)	4,893,214	107,700
Global Diversified Income Fund (a)	2,177,734	31,686
Global Multi-Strategy Fund (a)	2,188,844	23,333
Global Real Estate Securities Fund (a)	1,205,275	11,149
Government & High Quality Bond Fund (a)	17,782,172	201,472
High Yield Fund (a)	4,106,344	32,974
Income Fund (a)	30,878,865	310,333
Inflation Protection Fund (a)	3,305,932	30,646
International Emerging Markets Fund (a)	530,663	13,628
LargeCap Blend Fund II (a)	2,419,762	29,037
LargeCap Growth Fund (a)	5,826,544	58,207
LargeCap Growth Fund II (a)	3,007,734	28,273
LargeCap Value Fund (a)	3,962,083	48,813
LargeCap Value Fund III (a)	2,309,430	28,868
MidCap Fund (a)	1,650,251	29,556
MidCap Growth Fund III (a)	616,502	7,478
Preferred Securities Fund (a)	2,531,224	27,185
Principal Capital Appreciation Fund (a)	1,430,064	67,942
Short-Term Income Fund (a)	6,271,757	77,268
SmallCap Growth Fund I (a),(b)	2,298,357	27,764
SmallCap Value Fund II (a)	1,215,340	14,292
Small-MidCap Dividend Income Fund (a)	1,599,032	19,732
		$1,365,626
TOTAL INVESTMENT COMPANIES		$1,365,626
Total Investments		$1,365,626
Other Assets in Excess of Liabilities, Net - 0.03%		$444
TOTAL NET ASSETS - 100.00%		$1,366,070

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		53.75%
Domestic Equity Funds		34.23%
International Equity Funds		7 .96%
Specialty Funds		4 .03%
Other Assets in Excess of Liabilities, Net		0 .03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

44

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	4,820,229	$52,957	64,029	$708	—	$—	4,884,258	$53,665
Diversified International Fund	7,346,054	68,559	319,068	3,238	94,795	998	7,570,327	70,642
Equity Income Fund	4,791,382	73,960	133,167	2,663	31,335	668	4,893,214	75,965
Global Diversified Income Fund	2,043,294	27,261	158,816	2,244	24,376	342	2,177,734	29,160
Global Multi-Strategy Fund	1,911,011	19,354	277,833	2,917	—	—	2,188,844	22,271
Global Real Estate Securities Fund	1,208,324	8,993	75,809	626	78,858	663	1,205,275	8,975
Government & High Quality Bond	16,732,797	179,600	1,374,311	15,562	324,936	3,682	17,782,172	191,468
Fund
High Yield Fund	4,086,307	28,907	190,454	1,497	170,417	1,343	4,106,344	29,064
Income Fund	28,420,895	265,127	2,680,550	26,676	222,580	2,217	30,878,865	289,577
Inflation Protection Fund	2,330,842	19,886	975,090	8,986	—	—	3,305,932	28,872
International Emerging Markets Fund	433,498	7,566	97,165	2,486	—	—	530,663	10,052
LargeCap Blend Fund II	2,518,255	23,593	41,049	439	139,542	1,534	2,419,762	22,611
LargeCap Growth Fund	5,791,788	36,456	89,347	809	54,591	518	5,826,544	36,773
LargeCap Growth Fund II	2,976,012	20,996	149,151	1,306	117,429	1,016	3,007,734	21,276
LargeCap Value Fund	3,859,866	38,375	165,763	1,847	63,546	725	3,962,083	39,505
LargeCap Value Fund III	2,256,685	19,720	82,568	914	29,823	346	2,309,430	20,299
MidCap Fund	1,663,581	19,444	44,143	698	57,473	944	1,650,251	19,253
MidCap Growth Fund III	568,966	5,833	48,783	553	1,247	13	616,502	6,373
Preferred Securities Fund	2,507,522	20,057	87,228	919	63,526	671	2,531,224	20,307
Principal Capital Appreciation Fund	1,404,434	46,646	46,631	1,992	21,001	929	1,430,064	47,742
Short-Term Income Fund	5,645,494	66,765	695,900	8,553	69,637	856	6,271,757	74,462
SmallCap Growth Fund I	2,171,918	23,169	165,683	1,835	39,244	454	2,298,357	24,539
SmallCap Value Fund II	1,231,406	12,125	15,466	163	31,532	334	1,215,340	11,960
Small-MidCap Dividend Income Fund	1,596,595	15,870	34,659	387	32,222	371	1,599,032	15,897

		$1,101,219		$88,018		$18,624		$1,170,708

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$680			$—			$—
Diversified International Fund		1,619			(157)			—
Equity Income Fund		1,592			10			—
Global Diversified Income Fund		961			(3)			168
Global Multi-Strategy Fund		285			—			—
Global Real Estate Securities Fund		626			19			—
Government & High Quality Bond Fund		3,081			(12)			—
High Yield Fund		1,419			3			53
Income Fund		6,050			(9)			—
Inflation Protection Fund		113			—			—
International Emerging Markets Fund		176			—			—
LargeCap Blend Fund II		439			113			—
LargeCap Growth Fund		390			26			—
LargeCap Growth Fund II		239			(10)			361
LargeCap Value Fund		898			8			—
LargeCap Value Fund III		607			11			—
MidCap Fund		338			55			361
MidCap Growth Fund III		22			—			136
Preferred Securities Fund		741			2			151
Principal Capital Appreciation Fund		1,035			33			683
Short-Term Income Fund		610			—			—
SmallCap Growth Fund I		—			(11)			1,562
SmallCap Value Fund II		163			6			—
Small-MidCap Dividend Income Fund		339			11			48
		$22,423			$95			$3,523
Amounts in thousands except shares

See accompanying notes.

45

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	30,325,738	$336,009
Diversified Real Asset Fund (a)	4,083,401	49,899
Equity Income Fund (a)	20,610,534	453,638
Global Multi-Strategy Fund (a)	6,969,853	74,299
Global Real Estate Securities Fund (a)	4,467,024	41,320
Government & High Quality Bond Fund (a)	9,732,967	110,274
High Yield Fund (a)	2,657,100	21,337
Income Fund (a)	18,578,548	186,714
International Emerging Markets Fund (a)	1,894,058	48,639
LargeCap Blend Fund II (a)	9,617,422	115,409
LargeCap Growth Fund (a)	27,236,088	272,089
LargeCap Growth Fund II (a)	12,086,014	113,609
LargeCap Value Fund (a)	13,837,197	170,474
LargeCap Value Fund III (a)	9,229,799	115,372
MidCap Fund (a)	6,787,607	121,566
MidCap Growth Fund III (a)	2,380,566	28,876
Preferred Securities Fund (a)	1,920,909	20,631
Principal Capital Appreciation Fund (a)	4,867,374	231,249
Short-Term Income Fund (a)	2,934,893	36,158
SmallCap Growth Fund I (a),(b)	9,459,414	114,270
SmallCap Value Fund II (a)	4,935,032	58,036
Small-MidCap Dividend Income Fund (a)	6,259,276	77,239
		$2,797,107
TOTAL INVESTMENT COMPANIES		$2,797,107
Total Investments		$2,797,107
Liabilities in Excess of Other Assets, Net - (0.08)%		$(2,314)
TOTAL NET ASSETS - 100.00%		$2,794,793

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66.97%
International Equity Funds		15.24%
Fixed Income Funds		13.42%
Specialty Funds		4 .45%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

46

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	30,911,847	$305,420	692,587	$7,078	1,278,696	$13,137	30,325,738	$297,042
Diversified Real Asset Fund	3,783,719	42,035	299,682	3,559	—	—	4,083,401	45,594
Equity Income Fund	21,791,722	332,765	337,206	6,840	1,518,394	30,407	20,610,534	313,187
Global Multi-Strategy Fund	6,634,050	67,134	335,803	3,526	—	—	6,969,853	70,660
Global Real Estate Securities Fund	4,375,626	32,307	277,184	2,289	185,786	1,551	4,467,024	33,079
Government & High Quality Bond	9,510,616	99,575	244,634	2,771	22,283	253	9,732,967	102,093
Fund
High Yield Fund	2,733,432	18,078	145,082	1,142	221,414	1,732	2,657,100	17,595
Income Fund	18,152,282	166,528	619,169	6,164	192,903	1,921	18,578,548	170,765
International Emerging Markets Fund	1,818,968	43,811	75,090	1,920	—	—	1,894,058	45,731
LargeCap Blend Fund II	9,482,116	90,073	194,367	2,095	59,061	655	9,617,422	91,535
LargeCap Growth Fund	27,140,015	180,911	286,049	2,614	189,976	1,751	27,236,088	181,826
LargeCap Growth Fund II	11,806,292	78,822	339,207	2,925	59,485	506	12,086,014	81,252
LargeCap Value Fund	13,336,114	134,528	501,083	5,605	—	—	13,837,197	140,133
LargeCap Value Fund III	9,397,314	83,242	222,604	2,460	390,119	4,431	9,229,799	81,660
MidCap Fund	6,962,278	66,197	182,418	2,886	357,089	5,792	6,787,607	63,608
MidCap Growth Fund III	2,321,666	24,086	58,900	643	—	—	2,380,566	24,729
Preferred Securities Fund	1,818,321	13,562	102,588	1,085	—	—	1,920,909	14,647
Principal Capital Appreciation Fund	5,211,572	165,087	143,224	6,119	487,422	21,299	4,867,374	151,832
Short-Term Income Fund	2,898,539	34,448	68,591	843	32,237	396	2,934,893	34,895
SmallCap Growth Fund I	8,915,014	91,565	609,730	6,747	65,330	784	9,459,414	97,573
SmallCap Value Fund II	4,912,084	48,081	72,850	765	49,902	582	4,935,032	48,321
Small-MidCap Dividend Income Fund	6,320,544	62,723	146,132	1,629	207,400	2,344	6,259,276	62,104

		$2,180,978		$71,705		$87,541		$2,169,861

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$6,580			$(2,319)			$—
Diversified Real Asset Fund		627			—			1,105
Equity Income Fund		6,840			3,989			—
Global Multi-Strategy Fund		952			—			—
Global Real Estate Securities Fund		2,290			34			—
Government & High Quality Bond Fund		1,725			—			—
High Yield Fund		907			107			33
Income Fund		3,756			(6)			—
International Emerging Markets Fund		702			—			—
LargeCap Blend Fund II		1,692			22			—
LargeCap Growth Fund		1,815			52			—
LargeCap Growth Fund II		968			11			1,456
LargeCap Value Fund		3,113			—			—
LargeCap Value Fund III		2,460			389			—
MidCap Fund		1,397			317			1,489
MidCap Growth Fund III		88			—			555
Preferred Securities Fund		550			—			111
Principal Capital Appreciation Fund		3,684			1,925			2,435
Short-Term Income Fund		299			—			—
SmallCap Growth Fund I		—			45			6,425
SmallCap Value Fund II		658			57			—
Small-MidCap Dividend Income Fund		1,331			96			191
		$42,434			$4,719			$13,800
Amounts in thousands except shares

See accompanying notes.

47

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 99.84%
Bond & Mortgage Securities Fund (a)	5,316,069	$59,221
Diversified International Fund (a)	5,014,533	55,561
Equity Income Fund (a)	5,214,466	114,771
Global Diversified Income Fund (a)	4,935,151	71,807
Global Real Estate Securities Fund (a)	2,827,783	26,157
Government & High Quality Bond Fund (a)	27,395,298	310,389
High Yield Fund (a)	7,546,480	60,598
Income Fund (a)	52,132,671	523,933
International Emerging Markets Fund (a)	302,684	7,773
LargeCap Blend Fund II (a)	2,168,608	26,023
LargeCap Growth Fund (a)	6,733,863	67,271
LargeCap Growth Fund II (a)	2,725,302	25,618
LargeCap Value Fund (a)	2,837,739	34,961
LargeCap Value Fund III (a)	2,084,771	26,060
Preferred Securities Fund (a)	8,170,017	87,746
Principal Capital Appreciation Fund (a)	772,372	36,695
Short-Term Income Fund (a)	10,392,054	128,030
SmallCap Growth Fund I (a),(b)	1,291,642	15,603
Small-MidCap Dividend Income Fund (a)	3,898,242	48,104
		$1,726,321
TOTAL INVESTMENT COMPANIES		$1,726,321
Total Investments		$1,726,321
Other Assets in Excess of Liabilities, Net - 0.16%		$2,756
TOTAL NET ASSETS - 100.00%		$1,729,077

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		67.67%
Domestic Equity Funds		22.85%
International Equity Funds		5 .17%
Specialty Funds		4 .15%
Other Assets in Excess of Liabilities, Net		0 .16%
TOTAL NET ASSETS		100.00%

See accompanying notes.

48

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	4,895,763	$53,792	420,306	$4,655	—	$—	5,316,069	$58,447
Diversified International Fund	4,181,160	39,236	833,373	8,593	—	—	5,014,533	47,829
Equity Income Fund	4,931,371	75,649	297,697	5,946	14,602	310	5,214,466	81,285
Global Diversified Income Fund	4,804,081	64,016	188,800	2,653	57,730	815	4,935,151	65,854
Global Real Estate Securities Fund	2,367,693	17,560	460,090	3,854	—	—	2,827,783	21,414
Government & High Quality Bond	24,527,261	264,858	3,086,384	34,958	218,347	2,476	27,395,298	297,434
Fund
High Yield Fund	6,836,705	47,516	738,020	5,828	28,245	221	7,546,480	53,123
Income Fund	45,668,270	426,243	6,720,272	66,879	255,871	2,549	52,132,671	490,563
International Emerging Markets Fund	234,348	3,981	68,336	1,764	—	—	302,684	5,745
LargeCap Blend Fund II	2,248,440	21,103	36,817	394	116,649	1,292	2,168,608	20,314
LargeCap Growth Fund	6,092,044	46,779	641,819	5,999	—	—	6,733,863	52,778
LargeCap Growth Fund II	2,806,342	19,265	66,122	566	147,162	1,292	2,725,302	18,591
LargeCap Value Fund	2,784,531	27,577	59,558	646	6,350	69	2,837,739	28,156
LargeCap Value Fund III	2,035,477	16,177	49,294	544	—	—	2,084,771	16,721
Preferred Securities Fund	7,129,495	58,880	1,067,790	11,330	27,268	288	8,170,017	69,922
Principal Capital Appreciation Fund	673,227	22,829	99,145	4,366	—	—	772,372	27,195
Short-Term Income Fund	9,017,047	106,109	1,441,381	17,718	66,374	815	10,392,054	123,044
SmallCap Growth Fund I	1,144,767	12,281	146,875	1,638	—	—	1,291,642	13,919
Small-MidCap Dividend Income Fund	3,716,855	36,844	186,950	2,035	5,563	67	3,898,242	38,812

		$1,360,695		$180,366		$10,194		$1,531,146

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$698			$—			$—
Diversified International Fund		965			—			—
Equity Income Fund		1,671			—			—
Global Diversified Income Fund		2,230			—			393
Global Real Estate Securities Fund		1,315			—			—
Government & High Quality Bond Fund		4,649			94			—
High Yield Fund		2,443			—			89
Income Fund		9,979			(10)			—
International Emerging Markets Fund		90			—			—
LargeCap Blend Fund II		394			109			—
LargeCap Growth Fund		419			—			—
LargeCap Growth Fund II		226			52			341
LargeCap Value Fund		646			2			—
LargeCap Value Fund III		545			—			—
Preferred Securities Fund		2,228			—			433
Principal Capital Appreciation Fund		511			—			337
Short-Term Income Fund		982			32			—
SmallCap Growth Fund I		—			—			862
Small-MidCap Dividend Income Fund		814			—			116
		$30,805			$279			$2,571
Amounts in thousands except shares

See accompanying notes.

49

		Schedule of Investments
		SAM Strategic Growth Portfolio
		April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value (000	's)

Principal Funds, Inc. Institutional Class - 100.11%
Diversified International Fund (a)	21,804,230	$241,591
Equity Income Fund (a)	13,216,608	290,897
Global Real Estate Securities Fund (a)	5,780,334	53,468
Government & High Quality Bond Fund (a)	2,077,289	23,536
International Emerging Markets Fund (a)	2,359,817	60,600
LargeCap Blend Fund II (a)	6,299,845	75,598
LargeCap Growth Fund (a)	24,406,512	243,821
LargeCap Growth Fund II (a)	7,393,543	69,499
LargeCap Value Fund (a)	9,449,498	116,418
LargeCap Value Fund III (a)	5,746,980	71,837
MidCap Fund (a)	5,088,615	91,137
MidCap Growth Fund III (a)	2,513,710	30,491
Principal Capital Appreciation Fund (a)	3,548,817	168,604
SmallCap Growth Fund I (a),(b)	8,246,817	99,622
SmallCap Value Fund II (a)	4,037,385	47,480
Small-MidCap Dividend Income Fund (a)	4,661,405	57,522
		$1,742,121
TOTAL INVESTMENT COMPANIES		$1,742,121
Total Investments		$1,742,121
Liabilities in Excess of Other Assets, Net - (0.11)%		$(1,907)
TOTAL NET ASSETS - 100.00%		$1,740,214

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		78.33%
International Equity Funds		20.43%
Fixed Income Funds		1 .35%
Liabilities in Excess of Other Assets, Net		(0.11)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

50

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2013 (unaudited)

	October 31,	October 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	April 30, 2013	April 30, 2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	21,065,490	$208,022	738,740	$7,627	—	$—	21,804,230	$215,649
Equity Income Fund	13,467,361	206,634	213,561	4,333	464,314	9,299	13,216,608	202,491
Global Real Estate Securities Fund	5,533,805	40,093	356,036	2,941	109,507	932	5,780,334	42,121
Government & High Quality Bond	2,302,351	26,019	84,875	962	309,937	3,520	2,077,289	23,466
Fund
International Emerging Markets Fund	2,274,804	51,959	85,013	2,190	—	—	2,359,817	54,149
LargeCap Blend Fund II	6,990,816	64,038	110,206	1,178	801,177	8,779	6,299,845	57,591
LargeCap Growth Fund	23,741,945	165,591	664,567	6,236	—	—	24,406,512	171,827
LargeCap Growth Fund II	7,582,726	49,224	191,650	1,651	380,833	3,283	7,393,543	47,845
LargeCap Value Fund	8,915,423	89,816	534,075	6,052	—	—	9,449,498	95,868
LargeCap Value Fund III	5,924,180	47,562	140,300	1,550	317,500	3,635	5,746,980	45,868
MidCap Fund	5,047,032	47,760	135,958	2,151	94,375	1,608	5,088,615	48,412
MidCap Growth Fund III	3,105,608	30,874	71,063	776	662,961	7,439	2,513,710	24,943
Principal Capital Appreciation Fund	3,922,308	126,488	105,826	4,521	479,317	20,893	3,548,817	112,225
SmallCap Growth Fund I	7,888,841	81,594	516,236	5,699	158,260	1,875	8,246,817	85,480
SmallCap Value Fund II	3,981,947	37,720	82,173	882	26,735	312	4,037,385	38,303
Small-MidCap Dividend Income Fund	4,536,465	44,989	159,487	1,793	34,547	415	4,661,405	46,368

		$1,318,383		$50,542		$61,990		$1,312,606

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$4,574			$—			$—
Equity Income Fund		4,333			823			—
Global Real Estate Securities Fund		2,941			19			—
Government & High Quality Bond Fund		375			5			—
International Emerging Markets Fund		874			—			—
LargeCap Blend Fund II		1,178			1,154			—
LargeCap Growth Fund		1,593			—			—
LargeCap Growth Fund II		605			253			911
LargeCap Value Fund		2,074			—			—
LargeCap Value Fund III		1,550			391			—
MidCap Fund		1,038			109			1,106
MidCap Growth Fund III		106			732			670
Principal Capital Appreciation Fund		2,720			2,109			1,801
SmallCap Growth Fund I		—			62			5,679
SmallCap Value Fund II		533			13			—
Small-MidCap Dividend Income Fund		974			1			138
		$25,468			$5,671			$10,305
Amounts in thousands except shares

See accompanying notes.

51

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2013	(c)	$12.18	$0 .21	$0.63	$0.84	($0 .25)	$–	($0 .25)	$12.77	7 .01	%(d)
2012		11.40	0.20	0.82	1.02	( 0 .24)	–	(0.24)	12 .18	9 .19
2011		11.19	0.25	0.21	0.46	( 0 .25)	–	(0.25)	11 .40	4 .13
2010		9.90	0.25	1.33	1.58	( 0 .29)	–	(0.29)	11 .19	16.25
2009		9.24	0.25	1.02	1.27	( 0 .31)	( 0 .30)	(0.61)	9 .90	15.03
2008		14.23	0.43	(4.75)	(4.32)	( 0 .44)	( 0 .23)	(0.67)	9 .24	(31 .75)
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2013	(c)	12.66	0.23	0.97	1.20	( 0 .25)	–	(0.25)	13 .61	9.63	(d)
2012		11.69	0.20	1.00	1.20	( 0 .23)	–	(0.23)	12 .66	10.46
2011		11.52	0.21	0.18	0.39	( 0 .22)	–	(0.22)	11 .69	3 .39
2010		10.09	0.22	1.47	1.69	( 0 .26)	–	(0.26)	11 .52	16.97
2009		9.35	0.23	1.12	1.35	( 0 .25)	( 0 .36)	(0.61)	10 .09	15.75
2008		15.16	0.37	(5.49)	(5.12)	( 0 .40)	( 0 .29)	(0.69)	9 .35	(35 .25)
Class B shares
2013	(c)	12.66	0.20	0.97	1.17	( 0 .12)	–	(0.12)	13 .71	9.29	(d)
2012		11.69	0.14	0.96	1.10	( 0 .13)	–	(0.13)	12 .66	9 .51
2011		11.51	0.13	0.18	0.31	( 0 .13)	–	(0.13)	11 .69	2 .67
2010		10.08	0.15	1.47	1.62	( 0 .19)	–	(0.19)	11 .51	16.21
2009		9.33	0.17	1.10	1.27	( 0 .16)	( 0 .36)	(0.52)	10 .08	14.74
2008		15.12	0.32	(5.52)	(5.20)	( 0 .30)	( 0 .29)	(0.59)	9 .33	(35 .71)
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2013	(c)	12.45	0.23	1.11	1.34	( 0 .24)	–	(0.24)	13 .55	10.89	(d)
2012		11.49	0.19	0.99	1.18	( 0 .22)	–	(0.22)	12 .45	10.50
2011		11.30	0.17	0.21	0.38	( 0 .19)	–	(0.19)	11 .49	3 .32
2010		9.80	0.19	1.53	1.72	( 0 .22)	–	(0.22)	11 .30	17.79
2009		9.08	0.19	1.09	1.28	( 0 .20)	( 0 .36)	(0.56)	9 .80	15.44
2008		15.30	0.36	(5.87)	(5.51)	( 0 .39)	( 0 .32)	(0.71)	9 .08	(37 .66)
Class B shares
2013	(c)	12.50	0.20	1.10	1.30	( 0 .11)	–	(0.11)	13 .69	10.46	(d)
2012		11.51	0.14	0.97	1.11	( 0 .12)	–	(0.12)	12 .50	9 .73
2011		11.32	0.10	0.19	0.29	( 0 .10)	–	(0.10)	11 .51	2 .55
2010		9.83	0.12	1.52	1.64	( 0 .15)	–	(0.15)	11 .32	16.86
2009		9.08	0.14	1.08	1.22	( 0 .11)	( 0 .36)	(0.47)	9 .83	14.57
2008		15.28	0.30	(5.90)	(5.60)	( 0 .28)	( 0 .32)	(0.60)	9 .08	(38 .04)

See accompanying notes.

52

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$41,475	0.41%(e),(f),(g)		3.49	%(e)	18.1	%(e)
38,144	0 .41 (f)	,(g)	1 .75		28.7
34,966	0 .41 (f)	,(g)	2 .18		16.4
38,183	0 .41 (f)	,(g)	2 .41		36.2
32,081	0 .47 (f)	,(g)	2 .89		28.4
27,444	0 .50 (f)	,(g)	3 .58		12.7

112,995	0.41 (e)	,(f),(g)	3.60	(e)	32.2	(e)
99,802	0 .41 (f)	,(g)	1 .67		21.9
85,340	0 .41 (f)	,(g)	1 .80		8 .8
82,683	0 .41 (f)	,(g)	2 .02		32.0
67,298	0 .46 (f)	,(g)	2 .57		15.7
49,723	0 .50 (f)	,(g)	2 .93		7 .1

4,989	1 .16 (e)	,(f),(g)	3 .14	(e)	32.2	(e)
6,003	1 .16 (f)	,(g)	1 .17		21.9
7,669	1 .16 (f)	,(g)	1 .11		8 .8
8,573	1 .16 (f)	,(g)	1 .36		32.0
8,049	1 .22 (f)	,(g)	1 .97		15.7
7,264	1 .25 (f)	,(g)	2 .55		7 .1

97,176	0 .41 (e)	,(f),(g)	3 .65	(e)	25.0	(e)
84,188	0 .41 (f)	,(g)	1 .63		20.0
69,285	0 .41 (f)	,(g)	1 .46		10.7
62,470	0 .41 (f)	,(g)	1 .83		32.1
49,349	0 .46 (f)	,(g)	2 .18		9 .5
33,002	0 .50 (f)	,(g)	2 .85		6 .6

4,818	1 .16 (e)	,(f),(g)	3 .10	(e)	25.0	(e)
5,326	1 .16 (f)	,(g)	1 .19		20.0
6,963	1 .16 (f)	,(g)	0 .84		10.7
7,929	1 .16 (f)	,(g)	1 .17		32.1
7,373	1 .22 (f)	,(g)	1 .58		9 .5
6,193	1 .25 (f)	,(g)	2 .36		6 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

53

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2013	(c)	$12 .42	$0 .23	$1.27	$1.50	($0 .23)	$–	($0 .23)	$13.69	12.25	%(d)
2012		11.42	0.17	1 .03	1 .20	( 0 .20)	–	(0.20)	12 .42	10.73
2011		11.23	0.15	0 .20	0 .35	( 0 .16)	–	(0.16)	11 .42	3 .08
2010		9.71	0.17	1 .54	1 .71	( 0 .19)	–	(0.19)	11 .23	17.82
2009		8.99	0.16	1 .07	1 .23	( 0 .17)	(0.34)	(0.51)	9 .71	14.98
2008		15.57	0.34	( 6 .22)	( 5 .88)	( 0 .39)	(0.31)	(0.70)	8 .99	(39.41)
Class B shares
2013	(c)	12.34	0.20	1 .24	1 .44	( 0 .11)	–	(0.11)	13 .67	11.77	(d)
2012		11.33	0.12	0 .99	1 .11	( 0 .10)	–	(0.10)	12 .34	9 .90
2011		11.13	0.07	0 .20	0 .27	( 0 .07)	–	(0.07)	11 .33	2 .40
2010		9.64	0.10	1 .51	1 .61	( 0 .12)	–	(0.12)	11 .13	16.86
2009		8.91	0.11	1 .05	1 .16	( 0 .09)	(0.34)	(0.43)	9 .64	14.11
2008		15.42	0.25	( 6 .17)	( 5 .92)	( 0 .28)	(0.31)	(0.59)	8 .91	(39.79)
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2013	(c)	12.11	0.20	1 .34	1 .54	( 0 .22)	–	(0.22)	13 .43	12.87	(d)
2012		11.09	0.16	1 .03	1 .19	( 0 .17)	–	(0.17)	12 .11	10.98
2011		10.90	0.14	0 .19	0 .33	( 0 .14)	–	(0.14)	11 .09	2 .95
2010		9.38	0.15	1 .53	1 .68	( 0 .16)	–	(0.16)	10 .90	18.10
2009		8.72	0.13	1 .04	1 .17	( 0 .15)	(0.36)	(0.51)	9 .38	14.66
2008		15.36	0.33	( 6 .24)	( 5 .91)	( 0 .37)	(0.36)	(0.73)	8 .72	(40.22)
Class B shares
2013	(c)	12.01	0.19	1 .30	1 .49	( 0 .11)	–	(0.11)	13 .39	12.51	(d)
2012		10.98	0.09	1 .01	1 .10	( 0 .07)	–	(0.07)	12 .01	10.14
2011		10.79	0.06	0 .18	0 .24	( 0 .05)	–	(0.05)	10 .98	2 .17
2010		9.30	0.08	1 .51	1 .59	( 0 .10)	–	(0.10)	10 .79	17.16
2009		8.63	0.09	1 .01	1 .10	( 0 .07)	(0.36)	(0.43)	9 .30	13.78
2008		15.21	0.25	( 6 .20)	( 5 .95)	( 0 .27)	(0.36)	(0.63)	8 .63	(40.67)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2013	(c)	11.60	0.21	0 .30	0 .51	( 0 .26)	–	(0.26)	11 .85	4.46	(d)
2012		11.00	0.21	0 .67	0 .88	( 0 .28)	–	(0.28)	11 .60	8 .17
2011		10.93	0.31	0 .06	0 .37	( 0 .30)	–	(0.30)	11 .00	3 .50
2010		9.95	0.32	1 .00	1 .32	( 0 .34)	–	(0.34)	10 .93	13.67
2009		9.43	0.26	0 .85	1 .11	( 0 .46)	(0.13)	(0.59)	9 .95	12.76
2008		12.95	0.52	( 3 .36)	( 2 .84)	( 0 .51)	(0.17)	(0.68)	9 .43	(23.06)
Class B shares
2013	(c)	11.49	0.18	0 .29	0 .47	( 0 .16)	–	(0.16)	11 .80	4.10	(d)
2012		10.88	0.15	0 .63	0 .78	( 0 .17)	–	(0.17)	11 .49	7 .28
2011		10.81	0.23	0 .06	0 .29	( 0 .22)	–	(0.22)	10 .88	2 .73
2010		9.86	0.25	0 .99	1 .24	( 0 .29)	–	(0.29)	10 .81	12.81
2009		9.32	0.20	0 .85	1 .05	( 0 .38)	(0.13)	(0.51)	9 .86	12.08
2008		12.82	0.45	( 3 .36)	( 2 .91)	( 0 .42)	(0.17)	(0.59)	9 .32	(23.73)

See accompanying notes.

54

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$63,097	0.41%(e),(f	),(g)	3.57	%(e)	27.7	%(e)
54,432	0 .41 (f)	,(g)	1 .44		12.5
44,108	0 .41 (f)	,(g)	1 .28		12.6
38,484	0 .41 (f)	,(g)	1 .62		31.4
30,106	0 .46 (f)	,(g)	1 .85		5.8
19,918	0 .50 (f)	,(g)	2 .68		6.0

3,588	1 .16 (e)	,(f),(g)	3 .05	(e)	27.7	(e)
3,973	1 .16 (f)	,(g)	1 .01		12.5
5,195	1 .16 (f)	,(g)	0 .61		12.6
5,620	1 .16 (f)	,(g)	1 .00		31.4
5,463	1 .22 (f)	,(g)	1 .29		5.8
4,794	1 .25 (f)	,(g)	1 .99		6.0

43,131	0 .41 (e)	,(f),(g)	3 .25	(e)	22.5	(e)
31,354	0 .41 (f)	,(g)	1 .35		10.5
26,285	0 .41 (f)	,(g)	1 .18		15.5
23,723	0 .41 (f)	,(g)	1 .45		30.1
18,611	0 .46 (f)	,(g)	1 .63		15.2
11,391	0 .50 (f)	,(g)	2 .70		6.8

1,293	1 .16 (e)	,(f),(g)	2 .96	(e)	22.5	(e)
1,258	1 .16 (f)	,(g)	0 .81		10.5
1,491	1 .16 (f)	,(g)	0 .53		15.5
1,783	1 .16 (f)	,(g)	0 .83		30.1
1,762	1 .22 (f)	,(g)	1 .14		15.2
1,496	1 .25 (f)	,(g)	2 .05		6.8

31,127	0 .41 (e)	,(f),(g)	3 .65	(e)	17.3	(e)
29,464	0 .41 (f)	,(g)	1 .90		31.1
25,812	0 .41 (f)	,(g)	2 .87		19.8
25,982	0 .41 (f)	,(g)	3 .09		46.9
21,341	0 .47 (f)	,(g)	2 .85		35.9
17,473	0 .50 (f)	,(g)	4 .57		30.7

458	1 .16 (e)	,(f),(g)	3 .12	(e)	17.3	(e)
461	1 .16 (f)	,(g)	1 .39		31.1
798	1 .16 (f)	,(g)	2 .14		19.8
840	1 .16 (f)	,(g)	2 .43		46.9
730	1 .22 (f)	,(g)	2 .23		35.9
816	1 .25 (f)	,(g)	3 .95		30.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

55

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
SAM BALANCED PORTFOLIO
Class A shares
2013	(c)	$13.70	$0 .19	$1.12	$1.31	($0 .19)	$–	($0 .19)	$14.82	9 .69	%(d)
2012		12.67	0.26	1.03	1.29	( 0 .26)	–	(0.26)	13 .70	10.27
2011		12.45	0.28	0.22	0.50	( 0 .28)	–	(0.28)	12 .67	4 .03
2010		11.00	0.26	1.46	1.72	( 0 .27)	–	(0.27)	12 .45	15.84
2009		10.84	0.30	1.06	1.36	( 0 .29)	( 0 .91)	(1.20)	11 .00	14.51
2008		16.18	0.47	(4.53)	(4.06)	( 0 .51)	( 0 .77)	(1.28)	10 .84	(27 .01)
Class B shares
2013	(c)	13.68	0.14	1.12	1.26	( 0 .13)	–	(0.13)	14 .81	9.27	(d)
2012		12.65	0.16	1.00	1.16	( 0 .13)	–	(0.13)	13 .68	9 .29
2011		12.42	0.19	0.21	0.40	( 0 .17)	–	(0.17)	12 .65	3 .22
2010		10.97	0.17	1.45	1.62	( 0 .17)	–	(0.17)	12 .42	14.88
2009		10.81	0.22	1.06	1.28	( 0 .21)	( 0 .91)	(1.12)	10 .97	13.65
2008		16.14	0.37	(4.53)	(4.16)	( 0 .40)	( 0 .77)	(1.17)	10 .81	(27 .57)
Class C shares
2013	(c)	13.55	0.14	1.11	1.25	( 0 .14)	–	(0.14)	14 .66	9.33	(d)
2012		12.54	0.16	1.01	1.17	( 0 .16)	–	(0.16)	13 .55	9 .42
2011		12.33	0.19	0.21	0.40	( 0 .19)	–	(0.19)	12 .54	3 .22
2010		10.89	0.17	1.45	1.62	( 0 .18)	–	(0.18)	12 .33	15.03
2009		10.75	0.22	1.05	1.27	( 0 .22)	( 0 .91)	(1.13)	10 .89	13.62
2008		16.05	0.36	(4.49)	(4.13)	( 0 .40)	( 0 .77)	(1.17)	10 .75	(27 .52)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2013	(c)	11.22	0.16	0.62	0.78	( 0 .17)	( 0 .06)	(0.23)	11 .77	7.06	(d)
2012		10.56	0.27	0.70	0.97	( 0 .26)	( 0 .05)	(0.31)	11 .22	9 .39
2011		10.46	0.30	0.10	0.40	( 0 .30)	–	(0.30)	10 .56	3 .81
2010		9.47	0.29	1.00	1.29	( 0 .30)	–	(0.30)	10 .46	13.84
2009		8.84	0.32	0.99	1.31	( 0 .31)	( 0 .37)	(0.68)	9 .47	16.04
2008		11.93	0.41	(2.65)	(2.24)	( 0 .44)	( 0 .41)	(0.85)	8 .84	(20 .00)
Class B shares
2013	(c)	11.22	0.13	0.60	0.73	( 0 .12)	( 0 .06)	(0.18)	11 .77	6.61	(d)
2012		10.55	0.18	0.70	0.88	( 0 .16)	( 0 .05)	(0.21)	11 .22	8 .48
2011		10.44	0.22	0.09	0.31	( 0 .20)	–	(0.20)	10 .55	3 .00
2010		9.45	0.22	0.98	1.20	( 0 .21)	–	(0.21)	10 .44	12.89
2009		8.82	0.25	0.99	1.24	( 0 .24)	( 0 .37)	(0.61)	9 .45	15.15
2008		11.91	0.33	(2.65)	(2.32)	( 0 .36)	( 0 .41)	(0.77)	8 .82	(20 .65)
Class C shares
2013	(c)	11.13	0.12	0.61	0.73	( 0 .13)	( 0 .06)	(0.19)	11 .67	6.64	(d)
2012		10.48	0.18	0.70	0.88	( 0 .18)	( 0 .05)	(0.23)	11 .13	8 .57
2011		10.38	0.22	0.10	0.32	( 0 .22)	–	(0.22)	10 .48	3 .07
2010		9.40	0.22	0.99	1.21	( 0 .23)	–	(0.23)	10 .38	12.99
2009		8.78	0.26	0.98	1.24	( 0 .25)	( 0 .37)	(0.62)	9 .40	15.21
2008		11.86	0.32	(2.63)	(2.31)	( 0 .36)	( 0 .41)	(0.77)	8 .78	(20 .62)

See accompanying notes.

56

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$1,798,604	0.67%(e),(f)		2.75	%(e)	4 .4	%(e)
1,675,088	0.71	(f)	1.94		9.6
1,580,189	0.70	(f)	2.19		29.6
1,627,536	0.71	(f)	2.21		13.2
1,550,550	0.74	(f)	3.01		5.1
1,685,305	0.67	(f)	3.39		34.8

140,485	1.55 (e)	,(f),(g)	1.95	(e)	4.4	(e)
173,375	1.55 (f)	,(g)	1.22		9.6
279,613	1.50 (f)	,(g)	1.46		29.6
437,393	1.51	(f)	1.46		13.2
572,722	1.53	(f)	2.28		5.1
748,701	1.43	(f)	2.71		34.8

598,126	1.41 (e)	,(f)	2.01	(e)	4.4	(e)
554,609	1.45	(f)	1.21		9.6
541,446	1.43	(f)	1.46		29.6
576,580	1.45	(f)	1.47		13.2
575,405	1.48	(f)	2.28		5.1
639,449	1.41	(f)	2.65		34.8

411,279	0.63 (e)	,(f),(g)	2.89	(e)	2.9	(e)
382,440	0.70	(f)	2.45		6.8
335,253	0.70	(f)	2.79		21.4
313,168	0.70	(f)	2.94		11.4
274,740	0.74	(f)	3.71		9.2
247,297	0.68	(f)	3.83		27.7

25,845	1.38 (e)	,(f),(g)	2.22	(e)	2.9	(e)
32,590	1.56 (f)	,(g)	1.70		6.8
50,227	1.51 (f)	,(g)	2.05		21.4
77,135	1.51	(f)	2.17		11.4
93,923	1.54	(f)	2.96		9.2
107,873	1.44	(f)	3.12		27.7

195,035	1.38 (e)	,(f),(g)	2.13	(e)	2.9	(e)
179,925	1.44	(f)	1.72		6.8
168,814	1.44	(f)	2.06		21.4
172,782	1.45	(f)	2.20		11.4
160,228	1.48	(f)	3.00		9.2
149,913	1.42	(f)	3.07		27.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

57

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2013	(c)	$14 .73	$0 .19	$1.55	$1.74	($0 .23)	$–	($0 .23)	$16.24	11.99	%(d)
2012		13.48	0.19	1 .26	1 .45	( 0 .20)	–	(0.20)	14 .73	10.92
2011		13.13	0.19	0 .35	0 .54	( 0 .19)	–	(0.19)	13 .48	4 .10
2010		11.38	0.17	1 .77	1 .94	( 0 .19)	–	(0.19)	13 .13	17.21
2009		11.58	0.22	0 .95	1 .17	( 0 .22)	(1.15)	(1.37)	11 .38	12.30
2008		19.04	0.45	( 6 .36)	( 5 .91)	( 0 .47)	(1.08)	(1.55)	11 .58	(33.63)
Class B shares
2013	(c)	14.18	0.13	1 .49	1 .62	( 0 .06)	–	(0.06)	15 .74	11.50	(d)
2012		12.94	0.09	1 .21	1 .30	( 0 .06)	–	(0.06)	14 .18	10.06
2011		12.59	0.09	0 .32	0 .41	( 0 .06)	–	(0.06)	12 .94	3 .27
2010		10.92	0.08	1 .68	1 .76	( 0 .09)	–	(0.09)	12 .59	16.22
2009		11.13	0.14	0 .90	1 .04	( 0 .10)	(1.15)	(1.25)	10 .92	11.41
2008		18.36	0.34	( 6 .15)	( 5 .81)	( 0 .34)	(1.08)	(1.42)	11 .13	(34.12)
Class C shares
2013	(c)	13.95	0.13	1 .47	1 .60	( 0 .13)	–	(0.13)	15 .42	11.55	(d)
2012		12.77	0.08	1 .20	1 .28	( 0 .10)	–	(0.10)	13 .95	10.09
2011		12.44	0.09	0 .33	0 .42	( 0 .09)	–	(0.09)	12 .77	3 .38
2010		10.80	0.07	1 .68	1 .75	( 0 .11)	–	(0.11)	12 .44	16.29
2009		11.03	0.14	0 .90	1 .04	( 0 .12)	(1.15)	(1.27)	10 .80	11.48
2008		18.22	0.32	( 6 .08)	( 5 .76)	( 0 .35)	(1.08)	(1.43)	11 .03	(34.16)
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2013	(c)	11.99	0.19	0 .47	0 .66	( 0 .20)	(0.11)	(0.31)	12 .34	5.65	(d)
2012		11.32	0.36	0 .68	1 .04	( 0 .35)	(0.02)	(0.37)	11 .99	9 .30
2011		11.31	0.40	0 .01	0 .41	( 0 .40)	–	(0.40)	11 .32	3 .64
2010		10.44	0.39	0 .90	1 .29	( 0 .42)	–	(0.42)	11 .31	12.61
2009		9.50	0.41	1 .18	1 .59	( 0 .41)	(0.24)	(0.65)	10 .44	17.66
2008		11.92	0.45	( 2 .13)	( 1 .68)	( 0 .47)	(0.27)	(0.74)	9 .50	(14.96)
Class B shares
2013	(c)	12.00	0.14	0 .47	0 .61	( 0 .15)	(0.11)	(0.26)	12 .35	5.15	(d)
2012		11.32	0.27	0 .68	0 .95	( 0 .25)	(0.02)	(0.27)	12 .00	8 .43
2011		11.31	0.31	–	0 .31	( 0 .30)	–	(0.30)	11 .32	2 .74
2010		10.43	0.30	0 .90	1 .20	( 0 .32)	–	(0.32)	11 .31	11.69
2009		9.48	0.34	1 .18	1 .52	( 0 .33)	(0.24)	(0.57)	10 .43	16.85
2008		11.91	0.38	( 2 .16)	( 1 .78)	( 0 .38)	(0.27)	(0.65)	9 .48	(15.71)
Class C shares
2013	(c)	11.90	0.15	0 .46	0 .61	( 0 .16)	(0.11)	(0.27)	12 .24	5.22	(d)
2012		11.23	0.27	0 .68	0 .95	( 0 .26)	(0.02)	(0.28)	11 .90	8 .56
2011		11.23	0.31	–	0 .31	( 0 .31)	–	(0.31)	11 .23	2 .80
2010		10.36	0.30	0 .90	1 .20	( 0 .33)	–	(0.33)	11 .23	11.81
2009		9.43	0.34	1 .17	1 .51	( 0 .34)	(0.24)	(0.58)	10 .36	16.87
2008		11.85	0.37	( 2 .14)	( 1 .77)	( 0 .38)	(0.27)	(0.65)	9 .43	(15.69)

See accompanying notes.

58

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$1,278,044	0.69%(e),(f)		2.55	%(e)	5 .4	%(e)
1,174,694	0.72	(f)	1.32		13.1
1,124,629	0.71	(f)	1.42		31.9
1,178,547	0.72	(f)	1.37		15.4
1,103,246	0.77	(f)	2.15		4 .2
1,204,478	0.68	(f)	2.90		32.4

107,492	1.56 (e)	,(f),(g)	1.78	(e)	5 .4	(e)
132,576	1.55 (f)	,(g)	0.63		13.1
210,707	1.51 (f)	,(g)	0.70		31.9
317,492	1.52	(f)	0.64		15.4
414,345	1.55	(f)	1.43		4 .2
545,926	1.44	(f)	2.26		32.4

478,246	1.43 (e)	,(f)	1.81	(e)	5 .4	(e)
443,838	1.47	(f)	0.59		13.1
447,955	1.46	(f)	0.68		31.9
493,019	1.48	(f)	0.64		15.4
509,044	1.52	(f)	1.42		4 .2
590,888	1.43	(f)	2.16		32.4

693,590	0.66 (e)	,(f)	3.24	(e)	1 .3	(e)
612,795	0.69	(f)	3.08		5 .5
521,730	0.69	(f)	3.48		19.6
461,662	0.70	(f)	3.56		9 .5
390,778	0.74	(f)	4.34		11.4
349,745	0.67	(f)	4.09		35.1

31,431	1.58 (e)	,(f),(g)	2.36	(e)	1 .3	(e)
39,066	1.53 (f)	,(g)	2.31		5 .5
63,476	1.52 (f)	,(g)	2.71		19.6
105,145	1.51	(f)	2.80		9 .5
143,196	1.52	(f)	3.61		11.4
175,763	1.44	(f)	3.39		35.1

250,363	1.41 (e)	,(f)	2.50	(e)	1 .3	(e)
224,627	1.44	(f)	2.33		5 .5
188,596	1.44	(f)	2.74		19.6
193,584	1.45	(f)	2.81		9 .5
171,350	1.47	(f)	3.59		11.4
139,041	1.42	(f)	3.35		35.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

59

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period	Total Return(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2013	(c)	$16 .13	$0 .20	$2.02	$2.22	($0 .20)	$–	($0 .20)	$18.15	13.88	%(d)
2012		14.61	0.12	1 .52	1 .64	( 0 .12)	–	(0.12)	16 .13	11.31
2011		14.18	0.12	0 .44	0 .56	( 0 .13)	–	(0.13)	14 .61	3 .96
2010		12.14	0.12	2 .07	2 .19	( 0 .15)	–	(0.15)	14 .18	18.15
2009		12.26	0.18	0 .93	1 .11	( 0 .07)	(1.16)	(1.23)	12 .14	10.98
2008		21.28	0.44	( 7 .84)	( 7 .40)	( 0 .47)	(1.15)	(1.62)	12 .26	(37.46)
Class B shares
2013	(c)	15.08	0.13	1 .89	2 .02	( 0 .02)	–	(0.02)	17 .08	13.40	(d)
2012		13.66	0.01	1 .41	1 .42	–	–	–	15 .08	10.40
2011		13.25	0.01	0 .41	0 .42	( 0 .01)	–	(0.01)	13 .66	3 .14
2010		11.35	0.03	1 .92	1 .95	( 0 .05)	–	(0.05)	13 .25	17.25
2009		11.55	0.10	0 .86	0 .96	–	(1.16)	(1.16)	11 .35	10.12
2008		20.15	0.33	( 7 .45)	( 7 .12)	( 0 .33)	(1.15)	(1.48)	11 .55	(37.94)
Class C shares
2013	(c)	15.09	0.13	1 .89	2 .02	( 0 .08)	–	(0.08)	17 .03	13.48	(d)
2012		13.67	0.01	1 .42	1 .43	( 0 .01)	–	(0.01)	15 .09	10.47
2011		13.27	0.01	0 .42	0 .43	( 0 .03)	–	(0.03)	13 .67	3 .26
2010		11.39	0.03	1 .92	1 .95	( 0 .07)	–	(0.07)	13 .27	17.14
2009		11.57	0.10	0 .88	0 .98	–	(1.16)	(1.16)	11 .39	10.30
2008		20.19	0.30	( 7 .43)	( 7 .13)	( 0 .34)	(1.15)	(1.49)	11 .57	(37.96)

See accompanying notes.

60

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$854,213	0.71%(e),(f)		2.43	%(e)	6 .2	%(e)
767,482	0.76	(f)	0.78		13.6
726,580	0.75	(f)	0.77		37.7
754,854	0.77	(f)	0.94		15.6
705,912	0.82	(f)	1.71		3 .7
729,591	0.72	(f)	2.58		32.5

80,933	1 .60 (e)	,(f),(g)	1.68	(e)	6.2	(e)
97,162	1 .60 (f)	,(g)	0.10		13.6
150,302	1.54 (f)	,(g)	0.07		37.7
216,781	1.56	(f)	0.23		15.6
272,702	1.60	(f)	1.01		3 .7
343,364	1.47	(f)	2.04		32.5

295,888	1.46 (e)	,(f)	1.70	(e)	6.2	(e)
273,694	1.51	(f)	0.06		13.6
274,978	1.49	(f)	0.05		37.7
301,333	1.52	(f)	0.21		15.6
304,256	1.57	(f)	0.98		3 .7
344,700	1.46	(f)	1.88		32.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

61

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1,	Account Value	Account Value	November 1,	Annualized
	November 1,	Account Value	2012 to	November 1,	April 30,	2012 to	Expense
	2012	April 30, 2013	April 30, 2013(a)	2012	2013	April 30, 2013(a)	Ratio
Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,070.13	$2.10	$1,000.00	$1,022.76	$2.06	0.41%

Principal LifeTime 2020 Fund
Class A	1,000.00	1,096.32	2.13	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,092.91	6.02	1,000.00	1,019.04	5.81	1.16

Principal LifeTime 2030 Fund
Class A	1,000.00	1,108.95	2.14	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,104.64	6.05	1,000.00	1,019.04	5.81	1.16

Principal LifeTime 2040 Fund
Class A	1,000.00	1,122.49	2.16	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,117.68	6.09	1,000.00	1,019.04	5.81	1.16

Principal LifeTime 2050 Fund
Class A	1,000.00	1,128.65	2.16	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,125.08	6.11	1,000.00	1,019.04	5.81	1.16

Principal LifeTime Strategic Income Fund
Class A	1,000.00	1,044.64	2.08	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,040.96	5.87	1,000.00	1,019.04	5.81	1.16

62

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1,	Account Value	Account Value	November 1,	Annualized
	November 1,	Account Value	2012 to	November 1,	April 30,	2012 to	Expense
	2012	April 30, 2013	April 30, 2013(a)	2012	2013	April 30, 2013(a)	Ratio
SAM Balanced Portfolio
Class A	$1,000.00	$1,096.93	$3.48	$1,000.00	$1,021.47	$3.36	0.67%
Class B	1,000.00	1,092.74	8.04	1,000.00	1,017.11	7.75	1.55
Class C	1,000.00	1,093.33	7.32	1,000.00	1,017.80	7.05	1.41

SAM Conservative Balanced Portfolio
Class A	1,000.00	1,070.57	3.23	1,000.00	1,021.67	3.16	0.63
Class B	1,000.00	1,066.13	7.07	1,000.00	1,017.95	6.90	1.38
Class C	1,000.00	1,066.36	7.07	1,000.00	1,017.95	6.90	1.38

SAM Conservative Growth Portfolio
Class A	1,000.00	1,119.88	3.63	1,000.00	1,021.37	3.46	0.69
Class B	1,000.00	1,114.98	8.18	1,000.00	1,017.06	7.80	1.56
Class C	1,000.00	1,115.45	7.50	1,000.00	1,017.70	7.15	1.43

SAM Flexible Income Portfolio
Class A	1,000.00	1,056.49	3.37	1,000.00	1,021.52	3.31	0.66
Class B	1,000.00	1,051.47	8.04	1,000.00	1,016.96	7.90	1.58
Class C	1,000.00	1,052.25	7.17	1,000.00	1,017.80	7.05	1.41

SAM Strategic Growth Portfolio
Class A	1,000.00	1,138.75	3.77	1,000.00	1,021.27	3.56	0.71
Class B	1,000.00	1,133.95	8.47	1,000.00	1,016.86	8.00	1.60
Class C	1,000.00	1,134.77	7.73	1,000.00	1,017.55	7.30	1.46

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

63

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	None
Director since 2007
Member, Audit Committee
1944

64

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	100	None
Director, Executive Vice President	Funds Distributor, Inc. (“PFD”)
Member, Executive Committee	Vice President/Mutual Funds and
1961	Broker Dealer, Principal Life
Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	100	None
Director, President, CEO, and	Director, Finisterre since 2011
Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

65

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

66

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2013, and the Statement of Additional Information dated March 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

67

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2060 Fund; (2) an amended management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal LifeTime 2060 Fund; (3) an amended and restated subadvisory agreement with Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund; and (4) an amended and restated sub-subadvisory agreement between the Manager, Schroder Investment Management North America Inc. (“SIMNA”) and its affiliate, Schroder Investment Management North America Limited (“SIMNA Limited”).

Advisory Agreements for the Principal LifeTime 2060 Fund

On September 11, 2012, the Board considered approval of advisory agreements related to the newly established Principal LifeTime 2060 Fund of PFI (the “Fund”). The Board considered the approval of (1) an amended management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

The Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI and has demonstrated a commitment to support PFI. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreement for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the PFI funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement is satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, the investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PFI funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended PGI based upon that program.

Investment Performance. As the Fund is a newly created series, the Board did not review the performance of the Fund since no track record was available. However, the Board reviewed the historical one-year, three-year, five-year and ten-year performance rankings as of June 30, 2012 of the existing PFI LifeTime funds managed by PGI using the same investment process as will be used for the Fund, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of PGI was satisfactory.

68

Fees, Economies of Scale and Profitability. The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that, although the Fund’s proposed management fee schedule does not contain breakpoints, the Fund has a relatively low basis point fee for all Fund assets.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board noted that, although the proposed sub-advisory fee schedule does not include breakpoints, the fee schedule has a relatively low basis point fee for all Fund assets.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the Fund’s anticipated expense ratio and considered that the Manager proposed to cap the total expense ratios for the classes of the Fund at certain levels through February 28, 2014. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and PGI. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Tortoise Sub-advisory Agreement

On December 11, 2012, the Board considered for approval an amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Tortoise related to the Global Diversified Income Fund in connection with a proposal to reduce Tortoise’s fee.

The Board reviewed materials received from the Manager regarding the proposed sub-advisory fee reduction. The Board considered the Manager’s representation that the sub-advisory fee reduction would not reduce the quality or quantity of the services provided by Tortoise to the Fund and that Tortoise’s obligations under the Sub-advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-advisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by Tortoise under the Sub-advisory Agreement and had concluded, based on the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

SIMNA and SIMNA Limited Sub-Subadvisory Agreement

On March 11, 2012, the Board considered for approval an amended and restated sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between the Manager, SIMNA and its affiliate, SIMNA Limited, related to the International Fund I in connection with the proposed subadvisory fee reallocation between SIMNA and SIMNA Limited.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reallocation. The Board considered the Manager’s representation that the subadvisory fee reallocation would not reduce the quality or quantity of the services provided by SIMNA and SIMNA Limited to the Fund and that obligations of SIMNA and SIMNA Limited under the subadvisory agreement and Sub-Subadvisory Agreement, respectively, would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-Subadvisory Agreement, other than to the fee schedule. The Board noted that the proposed fee change was solely a reallocation between affiliated subadvisers and that no changes were proposed with respect to the advisory fee paid to the Manager by the Fund or the subadvisory fee paid by the Manager to SIMNA.

69

The Board considered that they had last approved the subadvisory agreement with SIMNA and the Sub-Subadvisory Agreement during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had determined that the fee paid by the Manager to SIMNA, and the fee paid by SIMNA to SIMNA Limited were reasonable. They also noted that they had considered the nature, quality and extent of services provided by SIMNA Limited under the Sub-Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Sub-Subadvisory Agreement were reasonable and that approval of the Sub-Subadvisory Agreement was in the best interests of the Fund.

70

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Global Investment Management - Asset Allocation - Retirement Leadership

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV429-06 | 06/2013 | t130509021p
©2013 Principal Financial Services, Inc.

CLASS J SHARES

Principal Money Market Fund

Semiannual Report

April 30, 2013

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY		HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle		Within the Principal Financial Group
personal information.		We may share personal information about you or about former
This Notice applies to:		customers, plan participants or beneficiaries within the
x people who own or apply for our products or services		Principal Financial Group for several reasons, including:
for personal use.		x to assist us in providing service;
x employee benefit plan participants and beneficiaries.		x to help design and improve products; or
Please note that in this Notice, “you” refers to only these		x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.		With Others

WE PROTECT INFORMATION WE COLLECT ABOUT		In the course of doing business we may share data with others.
YOU		This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal		information may be shared with others for the following
information. These standards include limiting access to		reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION		x to prevent fraud,
We collect data about you as we do business with you.		x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:		other regulators, or
x Information we obtain when you apply or enroll for		x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial		We also may share personal information:
status; and, when applicable, health history.		x with others that service your accounts, or that perform
x Information we obtain from others. This may include		services on our behalf;
claim reports, medical records, when applicable, credit		x with others with whom we may have joint marketing
reports, property values and similar data.		agreements. These include financial services companies
x Information we obtain through our transactions		(such as other insurance companies, banks or mutual
and experience with you. This includes your claims		fund companies); and
history, payment and investment records, and account		x with other companies with your consent, at your request
values	and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-11                       01/2013                                                                                                                                     Page 1 of 2                                                                                                                      F445PS-13

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

x when needed to service your policies, accounts, claims or contracts;

x when laws protecting your privacy permit it; or

x when you consent.

ACCURACY OF INFORMATION

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times.  We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws.  If a state's privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

We strive for accurate records. Please tell us if you

receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL

GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343

MM 2458-11                                                                            01/2013                                                              Page 2 of 2                                                                                                                            F456PS-13

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-10                                         01/2013                                                                                                  Page 1 of 2                                                                                          F445CA-10

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.	1-800-986-3343

BB 9338-10                                 01/2013                                                                                           Page 2 of 2                                                             F456CA-10

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	14
Shareholder Expense Example	16
Supplemental Information	17

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Money
Amounts in thousands, except per share amounts	Market Fund
Investment in securities--at cost	$1,065,316
Assets
Investment in securities--at value	$1,065,316
Cash	7
Receivables:
Dividends and interest	69
Expense reimbursement from Manager	333
Expense reimbursement from Distributor	14
Fund shares sold	4,131
Other assets	26
Total Assets	1,069,896
Liabilities
Accrued management and investment advisory fees	349
Accrued distribution fees	75
Accrued transfer agent fees	309
Accrued directors' expenses	9
Accrued other expenses	58
Payables:
Fund shares redeemed	1,282
Total Liabilities	2,082
Net Assets Applicable to Outstanding Shares	$1,067,814
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,109,273
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,459)
Total Net Assets	$1,067,814
Capital Stock (par value: $.01 a share):
Shares authorized	8,400,000
Net Asset Value Per Share:
Class A: Net Assets	$438,605
Shares Issued and Outstanding	438,605
Net Asset Value per share	$1.00
Maximum Offering Price	$1.00
Class B: Net Assets	$8,572
Shares Issued and Outstanding	8,572
Net Asset Value per share	$1.00	(a)
Class C: Net Assets	$14,532
Shares Issued and Outstanding	14,532
Net Asset Value per share	$1.00	(a)
Class J: Net Assets	$268,852
Shares Issued and Outstanding	268,852
Net Asset Value per share	$1.00	(a)
Institutional: Net Assets	$337,253
Shares Issued and Outstanding	337,253
Net Asset Value per share	$1.00

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2013 (unaudited)

Amounts in thousands	Money Market Fund
Net Investment Income (Loss)
Income:
Interest	$1,285
Total Income	1,285
Expenses:
Management and investment advisory fees	2,208
Distribution fees - Class B	54
Distribution fees - Class C	82
Distribution fees - Class J	347
Registration fees - Class A	22
Registration fees - Class B	7
Registration fees - Class C	9
Registration fees - Class J	15
Registration fees - Institutional	38
Shareholder reports - Class A	21
Shareholder reports - Class B	1
Shareholder reports - Class C	1
Shareholder reports - Class J	63
Shareholder reports - Institutional	4
Transfer agent fees - Class A	334
Transfer agent fees - Class B	18
Transfer agent fees - Class C	16
Transfer agent fees - Class J	188
Transfer agent fees - Institutional	6
Custodian fees	4
Directors' expenses	16
Professional fees	10
Other expenses	12
Total Gross Expenses	3,476
Less: Reimbursement from Manager - Class A	771
Less: Reimbursement from Manager - Class B	76
Less: Reimbursement from Manager - Class C	40
Less: Reimbursement from Manager - Class J	853
Less: Reimbursement from Manager - Institutional	356
Less: Reimbursement from Distributor - Class B	13
Less: Reimbursement from Distributor - Class C	82
Total Net Expenses	1,285
Net Investment Income (Loss)	–

Net Realized and Unrealized Gain on Investments
Net realized gain (loss) from:
Investment transactions	11
Net increase from payments by affiliates	140
Net Realized and Unrealized Gain on Investments	151
Net Increase in Net Assets Resulting from Operations	$151

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Money Market Fund

										Period Ended		Year Ended
										April 30, 2013		October 31, 2012
Operations
Net investment income (loss)										$	–		$–
Net realized gain (loss) on investments											151		4
Change in unrealized appreciation/depreciation of investments											–		–
		Net Increase (Decrease) in Net Assets Resulting from Operations									151		4

Capital Share Transactions
Net increase (decrease) in capital share transactions											(56,118)		(214,857)
						Total increase (decrease) in net assets					(55,967)		(214,853)

Net Assets
Beginning of period											1,123,781		1,338,634
End of period (including undistributed net investment income as set forth below)											$1,067,814		$1,123,781
Undistributed (overdistributed) net investment income (loss)										$	–		$–

	Class A	Class B		Class C	Class J	Institutional		R-1(a)	R-2(a)	R-3(a)	R-4(a)	R-5(a)
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$ 246,038	$ 1,170		$ 6,707	$ 80,934	$154,959		N/A	N/A	N/A	N/A	N/A
Redeemed	(265,531)	(4,864)		(9,498)	(94,696)	(171,337)		N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$ (19,493)	$ (3,694)		$(2,791)	$ (13,762	$ (16,378)		N/A	N/A	N/A	N/A	N/A
Shares:
Sold	246,038	1,170		6,707	80,934	154,959		N/A	N/A	N/A	N/A	N/A
Redeemed	(265,531)	(4,864)		(9,498)	(94,696)	(171,337)		N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	(19,493)	(3,694)		(2,791)	(13,762)	(16,378)		N/A	N/A	N/A	N/A	N/A
Year Ended October 31, 2012
Dollars:
Sold	$ 442,667	$ 3,747		$11,727 $128,717		$ 320,222		$ 1,197	$ 1,003	$ 6,140	$ 3,954	$11,723
Redeemed	(500,860)	(14,548)		(21,963)	(163,054	(229,692)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	$(58,193)	$(10,801)		$ (10,236)	$ (34,337)	$ 90,530		$(8,698)	$(21,198)	$(46,982)	$(24,170)	$ (90,772)
Shares:
Sold	442,667	3,747		11,727	128,717	320,222		1,197	1,003	6,140	3,954	11,723
Redeemed	(500,860)	(14,548)		(21,963)	(163,054)	(229,692)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	(58,193)	(10,801)		(10,236)	(34,337)	90,530		(8,698)	(21,198)	(46,982)	(24,170)	(90,772)

Distributions:
Period Ended April 30, 2013
From net investment
income	$–	$–	$	– $	–	$–		N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–		–	–	–		N/A	N/A	N/A	N/A	N/A
Total Dividends and
Distributions	$–	$–	$	– $	–	$–		N/A	N/A	N/A	N/A	N/A
Year Ended October 31, 2012
From net investment
income	$–	$–	$	– $	–	$–	$	– $	–	$–	$–	$–
From net realized gain on
investments	–	–		–	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$	– $	–	$–	$	– $	–	$–	$–	$–

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. The financial statements for Money Market Fund are presented herein. Money Market Fund offers four classes of shares: Class A, Class C, Class J and Institutional. Class B shares of Money Market Fund are no longer available for purchase. Information presented in these financial statements pertains to the Class J shares. Certain detailed information for the other classes of shares is provided separately.

Effective March 6, 2012, Money Market Fund discontinued the operations of Classes R-1, R-2, R-3, R-4 & R-5 and remitted the redemption proceeds to the respective shareholders.

On April 25, 2013, Principal Management Corporation (the “Manager”) made a payment to Money Market Fund to cover certain realized losses related to prior year’s security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities, other than holdings of other publicly traded investment funds, at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publically traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by the Manager.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2013, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2013, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2013, Money Market Fund did not borrow from or loan to the Facility.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. Money Market Fund did not borrow against the line of credit during the period ended April 30, 2013.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Fund could experience delays in the realization of the collateral.

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for transfers between levels of each Fund’s assets and liabilities. As of April 30, 2013, there were no transfers between Level 1 and Level 2.

As of April 30, 2013, 100% of the Fund’s investments were valued based on Level 2 inputs, with the exception of publically traded investment funds, which are based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of the Fund, which is an affiliate of the Manager. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Fund (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%

Class A, Class B, Class C, Class J and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class B and Class C shares is 1.55% and 1.79%, respectively. The expense limits will expire on February 28, 2014.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

For the period November 1, 2012 through February 28, 2013, the Manager voluntarily agreed to limit expenses attributable to Institutional Class shares of the Fund. The expense limit maintained a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed .43%.

Distribution Fees. The Class B, Class C and Class J shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Fund, a portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00% and .25% for Class B, Class C and Class J shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the Fund’s distribution fees attributable to certain share classes of the Fund. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .75% for Class B and 0% for Class C shares. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2013, were $3,000, $3,000, $3,000, and $44,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 2013, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned 641,000 and 5,553,000 shares of Class A and Institutional shares, respectively.

6. Capital Share Transactions

The following table reflects the conversion of Class B shares into Class A shares (reflected in the statement of changes in net assets as Class B shares and dollars redeemed and Class A dollars sold) for the period ended April 30, 2013 (amounts in thousands).

	Shares	Dollars
Money Market Fund	1,124	$1,124

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. Money Market Fund did not make any distributions for the periods ended April 30, 2013 and October 31, 2012.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2012 the Fund had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:
									Annual
	2014	2015	2016	2017		2018	2019	Total	Limitations*
Money Market Fund	$24	$3,000	$35,617	$2,969	$	— $	—	$41,610	$5,612

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of Money Market Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2012, Money Market Fund utilized capital loss carryforwards of $4,000.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2012, the Fund does not plan to defer any late-year losses.

Reclassification of Capital Accounts. Money Market Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2012, no reclassifications were recorded.

8. Subsequent Events. Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

8

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

	INVESTMENT COMPANIES - 4.00%	Shares Held	Value	(000	's)		Principal

	Publicly Traded Investment Fund - 4.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
	BlackRock Liquidity Funds TempFund	4,300,000		$4,300		Other Asset Backed Securities - 1.66%
	Portfolio					CNH Equipment Trust 2013-A
	DWS Money Market Series	12,350,000		12,350		0.23%, 3/15/2014(a)	$4,624		$4,624
	STIT - Liquid Assets Portfolio	26,100,000		26,100		GE Equipment Midticket LLC
				$42,750		0.23%, 8/22/2013	581		581
	TOTAL INVESTMENT COMPANIES			$42,750		GE Equipment Transportation LLC Series
		Principal				2012-2
BONDS	- 13.94%	Amount (000's)	Value	(000	's)	0.26%, 10/24/2013(a)	1,759		1,759
						Great America Leasing Receivables
	Automobile Asset Backed Securities - 5.23%					0.24%, 2/18/2014(a),(b)	3,984		3,984
	AmeriCredit Automobile Receivables Trust					Macquarie Equipment Funding Trust 2012-A
	0.25%, 4/8/2014(a)	$6,000		$6,000		0.29%, 10/21/2013(a),(b)	1,061		1,062
	ARI Fleet Lease Trust
	0.26%, 4/15/2014(a),(b)	5,000		5,000
						Volvo Financial Equipment LLC Series 2013-1
	BMW Vehicle Lease Trust 2013-1					0.26%, 4/15/2014(a),(b)	5,671		5,671
	0.20%, 1/21/2014(a)	3,687		3,687
									$17,681
	CarMax Auto Owner Trust 2012-3					TOTAL BONDS			$148,798
	0.23%, 10/15/2013(a)	136		136
							Principal

	Enterprise Fleet Financing LLC
	0.33%, 9/20/2013 (a),(b)	1,633		1,633		MUNICIPAL BONDS - 7.64%	Amount (000's)	Value	(000	's)
	Ford Credit Auto Lease Trust 2013-A					California - 2.81%
	0.23%, 3/15/2014(a),(b)	5,680		5,680		California Statewide Communities
	Ford Credit Auto Owner Trust					Development Authority (credit support from
	0.22%, 12/15/2013(a),(b)	121		121		Fannie Mae)
	Harley-Davidson Motorcycle Trust					0.18%, 5/7/2013	$100		$100
	0.23%, 5/15/2014(a)	5,900		5,900		Kern Water Bank Authority (credit support
	Honda Auto Receivables Owner Trust					from Wells Fargo)
	0.24%, 5/16/2014(a)	5,500		5,500		0.20%, 5/7/2013	5,120		5,120
	Hyundai Auto Lease Securitization Trust					San Jose Redevelopment Agency (credit
	2013-A					support from JP Morgan Chase & Co)
	0.23%, 3/17/2014(a),(b)	4,739		4,739		0.18%, 5/7/2013	24,810		24,810
	Hyundai Auto Receivables Trust 2013-A								$30,030
	0.20%, 2/18/2014(a)	2,657		2,657
	Mercedes-Benz Auto Lease Trust					Colorado - 0.70%
	0.27%, 5/15/2014(a)	9,900		9,900		City of Colorado Springs CO Utilities System
	Mercedes-Benz Auto Receivables Trust					Revenue (credit support from Bank of
	0.23%, 9/16/2013(a)	21		21		America)
	Nissan Auto Lease Trust					0.20%, 5/7/2013	6,100		6,100
	0.25%, 10/15/2013(a)	783		783		County of Kit Carson CO (credit support from
						Wells Fargo)
	Santander Drive Auto Receivables Trust 2013-1					0.24%, 5/7/2013	1,390		1,390
	0.26%, 1/15/2014	2,206		2,206					$7,490
						Georgia - 0.17%
	Volkswagen Auto Loan Enhanced Trust 2012-2					Savannah College of Art & Design Inc (credit
	0.23%, 10/21/2013(a)	1,839		1,839		support from Bank of America)
				$55,802		0.21%, 5/7/2013	1,800		1,800
	Banks- 2.17%
	JP Morgan Chase Bank NA					Illinois - 1.36%
	0.34%, 7/9/2013(a)	8,000		8,000		Memorial Health System/IL (credit support
	0.40%, 5/21/2014(a)	8,000		8,000		from JP Morgan Chase & Co)
	Wells Fargo Bank NA					0.24%, 5/7/2013	14,495		14,495
	0.35%, 5/23/2014(a)	7,200		7,200

				$23,200		Indiana - 0.29%
	Diversified Financial Services - 2.41%					Ball State University Foundation Inc (credit
	Corporate Finance Managers Inc					support from US Bank)
	0.20%, 5/7/2013	10,700		10,700		0.20%, 5/1/2013	3,150		3,150
	MetLife Inc
	0.49%, 8/16/2013(a),(c)	15,000		15,000
						Maryland - 0.43%
				$25,700		City of Baltimore MD (credit support from
	Healthcare - Services - 0.97%					State Street Bank & Trust)
	Portland Clinic LLP/The					0.17%, 5/7/2013	4,600		4,600
	0.19%, 5/7/2013	10,415		10,415
						Minnesota - 0.20%
	Insurance - 1.50%					City of St Paul MN (credit support from US
	New York Life Global					Bank)
	0.30%, 7/26/2013(a),(c)	16,000		16,000		0.20%, 5/7/2013	2,100		2,100

See accompanying notes

9

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

New Mexico - 0.34%					Banks (continued)
City of Las Cruces NM (credit support from					Manhattan Asset Funding Co LLC
Wells Fargo)					(continued)
0.20%, 5/7/2013	$3,600		$3,600		0.20%, 6/26/2013(b)	$6,000		$5,998
					0.21%, 5/21/2013(b)	7,500		7,499
					Mitsubishi UFJ Trust & Banking Corp/NY
New York - 0.50%					0.21%, 6/7/2013(b)	6,400		6,399
Housing Development Corp/NY (credit					0.22%, 5/8/2013(b)	7,400		7,400
support from Landesbank Hessen Thueringen)					0.22%, 5/28/2013(b)	7,900		7,899
0.21%, 5/7/2013	5,300		5,300		Mizuho Funding LLC (credit support from
					Mizuho Corp Bank)
Oklahoma - 0.41%					0.18%, 5/22/2013(b)	7,800		7,799
Oklahoma University Hospital (credit support					0.23%, 5/20/2013(b)	7,000		6,999
from Bank of America)					National Australia Funding Delaware
0.21%, 5/7/2013	4,400		4,400		Inc (credit support from National Australia
					Bank)
					0.27%, 5/1/2013(b)	8,700		8,700
Rhode Island - 0.35%					Oversea-Chinese Banking Corp Ltd
Rhode Island Student Loan Authority (credit					0.21%, 7/1/2013(d)	8,700		8,697
support from State Street Bank & Trust)					0.22%, 7/18/2013(d)	7,000		6,997
0.15%, 5/7/2013	3,700		3,700		0.22%, 8/5/2013(d)	8,000		7,995
					Skandinaviska Enskilda Banken AB
Washington - 0.08%					0.22%, 7/2/2013(b),(d)	6,000		5,998
Washington State Housing Finance					0.22%, 7/22/2013(b),(d)	8,000		7,996
Commission (credit support from Fannie Mae)					0.24%, 8/7/2013(b),(d)	7,000		6,995
0.18%, 5/7/2013	625		625		Societe Generale North America Inc (credit
0.19%, 5/7/2013	240		240		support from Societe Generale)
Washington State Housing Finance					0.28%, 5/31/2013	8,200		8,198
Commission (credit support from US Bank)					Standard Chartered Bank/New York
0.29%, 5/7/2013	5		5		0.22%, 7/3/2013(b)	6,000		5,998
			$870		0.26%, 5/22/2013(b)	7,000		6,999
TOTAL MUNICIPAL BONDS			$81,535		Sumitomo Mitsui Banking Corp
	Principal				0.22%, 7/29/2013(b),(d)	6,000		5,997
COMMERCIAL PAPER - 62.76%	Amount (000's)	Value	(000	's)	0.23%, 6/19/2013(b),(d)	6,900		6,898
					0.23%, 7/3/2013(b),(d)	6,500		6,497
Automobile Manufacturers - 1.68%					0.23%, 7/8/2013(b),(d)	7,200		7,197
Toyota Motor Credit Corp					UBS Finance Delaware LLC (credit support
0.22%, 5/17/2013	$8,000		$7,999		from UBS AG)
0.24%, 6/12/2013	8,000		7,998		0.23%, 7/5/2013	7,000		6,997
0.24%, 7/2/2013	2,000		1,999					$252,825
			$17,996
					Beverages - 1.83%
Banks- 23.68%					Anheuser-Busch InBev Worldwide Inc (credit
Bank of Nova Scotia/New York					support from Anheuser-Busch InBev SA/NV
0.25%, 5/2/2013	8,300		8,300		Anheuser-Busch Companies, Inc., BrandBrew
					S.A., Cobrew NV/SA)
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY					0.17%, 5/30/2013(b)	8,000		7,999
0.16%, 5/10/2013	5,000		5,000		0.19%, 5/20/2013(b)	4,500		4,500
Barclays US Funding Corp (credit support					Coca-Cola Co/The
from Barclays Bank)					0.23%, 5/14/2013(b)	7,000		6,999
0.23%, 6/4/2013	3,800		3,799					$19,498
Commonwealth Bank of Australia
0.23%, 10/22/2013(b),(d)	8,100		8,091		Consumer Products - 0.64%
0.28%, 5/15/2013(b),(d)	6,500		6,499		Reckitt Benckiser Treasury Services
DBS Bank Ltd					PLC (credit support from Reckitt Benckiser
0.21%, 7/19/2013(b),(d)	6,000		5,997		Group)
Deutsche Bank Financial LLC (credit support					0.40%, 8/5/2013(b)	6,850		6,843
from Deutsche Bank)
0.16%, 5/20/2013	6,000		5,999		Diversified Financial Services - 23.98%
0.24%, 7/29/2013	7,500		7,495		Alpine Securitization Corp
DNB Bank ASA					0.16%, 5/21/2013(b)	5,500		5,500
0.22%, 5/10/2013(b),(d)	7,400		7,400
					0.16%, 5/24/2013(b)	8,000		7,999
0.22%, 5/29/2013(b),(d)	3,500		3,499
					0.18%, 5/9/2013(b)	6,500		6,500
HSBC USA Inc					BNP Paribas Finance Inc (credit support from
0.25%, 5/28/2013	7,000		6,999		BNP Paribas)
0.25%, 6/4/2013	6,000		5,999		0.22%, 6/11/2013	7,000		6,998
JP Morgan Chase & Co					0.23%, 6/12/2013	2,500		2,499
0.25%, 6/28/2013	7,000		6,997		CAFCO LLC
Manhattan Asset Funding Co LLC					0.26%, 5/23/2013(b)	8,000		7,999
0.20%, 5/13/2013(b)	6,100		6,100
0.20%, 6/10/2013(b)	6,500		6,499		Collateralized Commercial Paper Co LLC
					0.18%, 7/1/2013	6,000		5,998

See accompanying notes

10

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

	Principal					Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)

Diversified Financial Services (continued)					Insurance (continued)
Collateralized Commercial Paper II Co LLC					Prudential PLC
0.25%, 5/1/2013(b)	$9,000		$9,000		0.22%, 7/11/2013(b)	$7,800	$7,797
Dealer Capital Access Trust LLC							$13,797
0.28%, 5/3/2013	5,000		5,000
0.28%, 5/16/2013	8,200		8,199		Oil & Gas - 0.66%
0.28%, 5/22/2013	6,000		5,999		Motiva Enterprises LLC
0.34%, 5/7/2013	7,200		7,200		0.15%, 5/3/2013	7,100	7,100
Fairway Finance LLC
0.16%, 6/25/2013(b)	5,500		5,499		Pharmaceuticals - 0.78%
0.17%, 5/23/2013(b)	6,000		5,999		Novartis Finance Corp (credit support from
Gotham Funding Corp					Novartis AG)
0.17%, 5/8/2013(b)	2,500		2,500		0.09%, 5/6/2013(b)	8,300	8,300
0.19%, 5/16/2013(b)	6,000		6,000
0.19%, 6/13/2013(b)	7,000		6,998
0.20%, 6/24/2013(b)	6,900		6,898		Supranational Bank - 2.48%
ING US Funding LLC (credit support from					Corp Andina de Fomento
					0.22%, 6/18/2013(b)	7,500	7,498
ING Bank)					0.25%, 5/24/2013(b)	7,000	6,999
0.21%, 5/13/2013	8,000		7,999		0.28%, 9/16/2013(b)	7,000	6,992
Liberty Street Funding LLC					0.33%, 9/10/2013(b)	5,000	4,994
0.16%, 5/21/2013(b)	6,000		5,999
0.18%, 6/3/2013(b)	5,900		5,899				$26,483
0.18%, 6/5/2013(b)	6,200		6,199		Telecommunications - 0.75%
Market Street Funding LLC					Telstra Corp Ltd
0.19%, 5/6/2013(b)	5,500		5,500		0.18%, 6/11/2013(b)	8,000	7,998
Nieuw Amsterdam Receivables Corp
0.16%, 5/17/2013(b)	8,000		7,999
0.18%, 6/18/2013(b)	7,000		6,998		TOTAL COMMERCIAL PAPER		$670,183
0.18%, 6/21/2013(b)	5,600		5,599			Principal
0.20%, 7/10/2013(b)	6,500		6,497		CERTIFICATE OF DEPOSIT - 1.99%	Amount (000's)	Value (000's)
Private Export Funding Corp					Banks - 1.99%
0.26%, 6/27/2013(b)	8,000		7,997		Bank of America NA
0.27%, 6/3/2013(b)	8,000		7,998		0.23%, 5/13/2013	7,000	7,000
0.28%, 5/3/2013(b)	7,000		7,000		0.23%, 6/17/2013	8,400	8,400
River Fuel Co No 2 Inc (credit support from					Bank of Nova Scotia/Houston
Bank of Nova Scotia)					0.37%, 5/9/2014(a),(d)	5,800	5,800
0.18%, 6/28/2013	5,200		5,199				$21,200
Sheffield Receivables Corp					TOTAL CERTIFICATE OF DEPOSIT		$21,200
0.20%, 5/7/2013(b)	4,000		4,000			Maturity
0.21%, 5/6/2013(b)	5,300		5,300		REPURCHASE AGREEMENTS - 9.44%	Amount (000's)	Value (000's)
0.22%, 5/17/2013(b)	7,500		7,499
0.23%, 6/4/2013(b)	7,300		7,298
Straight-A Funding LLC					Banks - 9.44%
					Deutsche Bank Repurchase Agreement; 0.15%	$ 49,850	$49,850
0.14%, 5/1/2013(b)	6,000		6,000		dated 4/30/2013 maturing 5/1/2013
Toyota Credit Canada Inc (credit support from					(collateralized by US Government Security;
Toyota Financial Services)					50,847,000; 1.57%; dated 01/08/20)
0.24%, 8/2/2013	8,000		7,995
					Goldman Sachs Repurchase Agreement;	51,000	51,000
UOB Funding LLC (credit support from					0.15% dated 4/30/2013 maturing 5/1/2013
United Overseas Bank Ltd)					(collateralized by US Government Security;
0.21%, 8/13/2013	8,000		7,995		52,020,000; 0.63%; dated 09/26/16)
0.22%, 8/12/2013	4,300		4,297				$100,850
0.23%, 7/26/2013	6,000		5,997		TOTAL REPURCHASE AGREEMENTS		$100,850
			$256,049		Total Investments		$1,065,316
					Other Assets in Excess of Liabilities, Net - 0.23%		$2,498
Electric - 4.99%					TOTAL NET ASSETS - 100.00%		$1,067,814
GDF Suez
0.19%, 5/15/2013(b)	8,000		7,999
0.20%, 5/2/2013(b)	7,000		7,000			(a) Variable Rate. Rate shown is in effect at April 30, 2013.
0.20%, 5/7/2013(b)	8,000		8,000			(b) Security exempt from registration under Rule 144A of the Securities Act of
Oglethorpe Power Corp						1933. These securities may be resold in transactions exempt from
0.22%, 5/20/2013(b)	7,300		7,299			registration, normally to qualified institutional buyers. Unless otherwise
0.28%, 6/18/2013(b)	8,000		7,997			indicated, these securities are not considered illiquid. At the end of the
Southern Co Funding Corp						period, the value of these securities totaled $496,130 or 46.46% of net
0.20%, 5/9/2013(b)	7,000		7,000		assets.
0.20%, 5/23/2013(b)	8,000		7,999		(c) Security is Illiquid
			$53,294			(d) Security issued by foreign bank and denominated in USD.

Insurance - 1.29%
Prudential Funding LLC (credit support from
Prudential Financial Inc)
0.15%, 5/1/2013	6,000		6,000

See accompanying notes

11

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	66.46%
Insured	7.64%
Asset Backed Securities	6.89%
Utilities	4.99%
Consumer, Non-cyclical	4.22%
Exchange Traded Funds	4.00%
Government	2.48%
Consumer, Cyclical	1.68%
Communications	0.75%
Energy	0.66%
Other Assets in Excess of Liabilities, Net	0.23%
TOTAL NET ASSETS	100.00%

See accompanying notes

12

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13

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value End of Period	Total Return	Net Assets, End of Period (in thousands)

MONEY MARKET FUND
Class J shares
2013(c)	$1.00	$–	$–	$–	$–	1.00	0.00%(d),(e)	$268,852
2012	1.00	–	–	–	–	1 .00	0.00(e)	282,576
2011	1.00	–	–	–	–	1 .00	0.00(e)	316,914
2010	1.00	–	–	–	–	1 .00	0.00(e)	310,250
2009	1.00	–	–	–	–	1 .00	0.33(e)	346,703
2008	1.00	0 .03	0.03	(0.03)	(0 .03)	1 .00	2.67(e)	355,746

See accompanying notes.

14

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	Ratio of Gross	Ratio of Net
Ratio of Expenses	Expenses to	Investment Income
to Average Net	Average Net	to Average Net
Assets	Assets(b)	Assets

0.23%(f)	0.84%(f)	0.00%(f)
0.29	0.87	0.00
0.28	0.76	0.00
0.35	0.85	0.00
0.69	0.92	0.32
0.87	–	2.51

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

15

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account Value	Ending	November 1,		Account Value	Ending	November 1,
	November 1,	Account Value	2012 to April 30,		November 1,	Account Value	2012 to April 30,		Annualized
	2012	April 30, 2013	2013	(a)	2012	April 30, 2013	2013	(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,000.00	$1.14		$1,000.00	$1,023.65	$1.15		0.23%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	None
Director since 2007
Member, Audit Committee
1944

17

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	100	None
Director, Executive Vice President	Funds Distributor, Inc. (“PFD”)
Member, Executive Committee	Vice President/Mutual Funds and
1961	Broker Dealer, Principal Life
Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	100	None
Director, President, CEO, and	Director, Finisterre since 2011
Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

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The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Randy L. Bergstrom Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1955	Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC
David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS
Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967	Director, PFD President, PFD since 2010 Director, PMC since 2011 Senior Vice President, PMC since 2010 Senior Vice President, Princor since 2010 Director, PSS since 2011 Senior Vice President, PSS
Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011

Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 V

ice President/Treasurer, PGI since 2011

Vice President/Treasurer, PLIC since 2011

Vice President/Treasurer, the Manager since 2011

Vice President/Treasurer, Post since 2011

Vice President/Treasurer, Principal-REI since 2011

Vice President/Treasurer, Princor since 2011

Vice President/Treasurer, PSS since 2011

Treasurer, Spectrum since 2011

Cary Fuchs Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957	Senior Vice President, PFD since 2011 Director-Transfer Agent & Administrative Services, PLIC Senior Vice President, PSS since 2009
Ernie H. Gillum Vice President, Assistant Secretary 711 High Street, Des Moines, IA 50392 1955	Vice President/Chief Compliance Officer, the Manager Vice President, PSS
Patrick A. Kirchner Assistant Counsel 711 High Street, Des Moines, IA 50392 1960	Assistant General Counsel, PFA Assistant General Counsel, PLIC Assistant General Counsel, the Manager Assistant General Counsel, Princor
Carolyn F. Kolks Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1962	Counsel, PGI Counsel, PLIC
Jennifer A. Mills Assistant Counsel 711 High Street, Des Moines, IA 50392 1973	Counsel, PFD since 2009 Counsel, PLIC Counsel, the Manager since 2009 Counsel, Princor since 2009 Counsel, PSS since 2009

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Name, Position Held with the Fund, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Layne A. Rasmussen Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958	Vice President/Controller – Principal Funds, the Manager.
Michael D. Roughton Counsel 711 High Street, Des Moines, IA 50392 1951

Senior Vice President/Counsel, PFA Senior Vice President/Counsel, PFD

Vice President & Associate General Counsel, PLIC Senior Vice President/Counsel, the Manager Senior Vice President/Counsel, Princor since 2009 Senior Vice President/Counsel, PSS

Adam U. Shaikh Assistant Counsel 711 High Street, Des Moines, IA 50392 1972	Counsel, PFD Counsel, PLIC Counsel, the Manager Counsel, Princor Counsel, PSS

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966	Director – Treasury, PFA since 2011 Director – Treasury, PFD since 2011 Director – Treasury, PLIC Director – Treasury, the Manager Director – Treasury, Princor since 2011 Director – Treasury, PSS

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956	Vice President, the Manager Vice President, Princor (2007-2009)

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2013, and the Statement of Additional Information dated March 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

20

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2060 Fund; (2) an amended management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal LifeTime 2060 Fund; (3) an amended and restated subadvisory agreement with Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund; and (4) an amended and restated sub-subadvisory agreement between the Manager, Schroder Investment Management North America Inc. (“SIMNA”) and its affiliate, Schroder Investment Management North America Limited (“SIMNA Limited”).

Advisory Agreements for the Principal LifeTime 2060 Fund

On September 11, 2012, the Board considered approval of advisory agreements related to the newly established Principal LifeTime 2060 Fund of PFI (the “Fund”). The Board considered the approval of (1) an amended management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

The Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI and has demonstrated a commitment to support PFI. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreement for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the PFI funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement is satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, the investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PFI funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended PGI based upon that program.

Investment Performance. As the Fund is a newly created series, the Board did not review the performance of the Fund since no track record was available. However, the Board reviewed the historical one-year, three-year, five-year and ten-year performance rankings as of June 30, 2012 of the existing PFI LifeTime funds managed by PGI using the same investment process as will be used for the Fund, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of PGI was satisfactory.

21

Fees, Economies of Scale and Profitability. The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that, although the Fund’s proposed management fee schedule does not contain breakpoints, the Fund has a relatively low basis point fee for all Fund assets.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board noted that, although the proposed sub-advisory fee schedule does not include breakpoints, the fee schedule has a relatively low basis point fee for all Fund assets.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the Fund’s anticipated expense ratio and considered that the Manager proposed to cap the total expense ratios for the classes of the Fund at certain levels through February 28, 2014. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and PGI. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Tortoise Sub-advisory Agreement

On December 11, 2012, the Board considered for approval an amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Tortoise related to the Global Diversified Income Fund in connection with a proposal to reduce Tortoise’s fee.

The Board reviewed materials received from the Manager regarding the proposed sub-advisory fee reduction. The Board considered the Manager’s representation that the sub-advisory fee reduction would not reduce the quality or quantity of the services provided by Tortoise to the Fund and that Tortoise’s obligations under the Sub-advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-advisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by Tortoise under the Sub-advisory Agreement and had concluded, based on the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

SIMNA and SIMNA Limited Sub-Subadvisory Agreement

On March 11, 2012, the Board considered for approval an amended and restated sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between the Manager, SIMNA and its affiliate, SIMNA Limited, related to the International Fund I in connection with the proposed subadvisory fee reallocation between SIMNA and SIMNA Limited.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reallocation. The Board considered the Manager’s representation that the subadvisory fee reallocation would not reduce the quality or quantity of the services provided by SIMNA and SIMNA Limited to the Fund and that obligations of SIMNA and SIMNA Limited under the subadvisory agreement and Sub-Subadvisory Agreement, respectively, would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-Subadvisory Agreement, other than to the fee schedule. The Board noted that the proposed fee change was solely a reallocation between affiliated subadvisers and that no changes were proposed with respect to the advisory fee paid to the Manager by the Fund or the subadvisory fee paid by the Manager to SIMNA.

22

The Board considered that they had last approved the subadvisory agreement with SIMNA and the Sub-Subadvisory Agreement during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had determined that the fee paid by the Manager to SIMNA, and the fee paid by SIMNA to SIMNA Limited were reasonable. They also noted that they had considered the nature, quality and extent of services provided by SIMNA Limited under the Sub-Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Sub-Subadvisory Agreement were reasonable and that approval of the Sub-Subadvisory Agreement was in the best interests of the Fund.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

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This semiannual report is published as general information for the shareholders of
Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal
Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV314-10 | 06/2013 | t13050901yw

©2013 Principal Financial Services, Inc.